Schedule of Investments	September 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 169.8%

COMMON STOCKS - 98.7%

Australia - 2.2%
AGL Energy Ltd. (2)	109,706	1,419,262
Alumina Ltd. (2)(a)	51,972	83,266
Aurizon Holdings Ltd. (2)(a)	23,877	95,182
Beach Energy Ltd. (2)(a)	18,550	31,663
BHP Group plc (2)(a)	2,695	57,563
BlueScope Steel Ltd. (2)(a)	67,290	546,555
Coca-Cola Amatil Ltd. (2)(a)	27,861	200,486
Fortescue Metals Group Ltd. (2)(a)	284,675	1,694,446
Harvey Norman Holdings Ltd. (2)(a)	133,413	408,137
Iluka Resources Ltd. (2)(a)	47,390	255,962
Newcrest Mining Ltd. (2)(a)	35,111	810,209
South32 Ltd. (2)(a)	406,478	716,902
Telstra Corp. Ltd. (2)(a)	420,127	995,896

		7,315,529

Belgium - 0.8%
Ageas (2)(a)	24,985	1,385,045
bpost SA (2)(a)	10,554	110,602
Colruyt SA (2)(a)	1,769	96,910
KBC Group NV (2)(a)	647	42,024
Proximus SADP (2)(a)	25,769	765,700
UCB SA (2)(a)	2,558	185,589

		2,585,870

Canada - 3.5%
Air Canada *(a)	38,089	1,242,274
Alimentation Couche-Tard, Inc., Class B (a)	16,172	495,591
Atco Ltd., Class I	7,045	257,796
Bank of Montreal (a)	5,279	388,817
Bank of Nova Scotia (The) (a)	7,460	423,720
CAE, Inc. (a)	1,714	43,547
Canadian Imperial Bank of Commerce (a)	8,980	740,917
Canadian Pacific Railway Ltd. (a)	462	102,670
Canadian Tire Corp. Ltd., Class A (a)	1,037	116,368
Canadian Utilities Ltd., Class A	1,402	41,324
CGI, Inc. *(a)	11,588	916,299
CI Financial Corp. (a)	23,834	347,746
Cogeco Communications, Inc. (a)	478	38,522
Constellation Software, Inc. (a)	35	34,955
Cronos Group, Inc. *(a)	5,860	52,945
Emera, Inc. (a)	2,248	98,686
Empire Co. Ltd., Class A (a)	15,065	407,881
Encana Corp. (a)	59,773	273,859
Fortis, Inc.	2,929	123,828
Gildan Activewear, Inc. (a)	1,614	57,282
Hydro One Ltd. (a)(b)	29,139	538,638
iA Financial Corp., Inc.	2,288	104,120
IGM Financial, Inc. (a)	2,531	71,869
Intact Financial Corp. (a)	402	40,459
Kinross Gold Corp. *(a)	16,049	73,894
Linamar Corp. (a)	8,882	288,748
Magna International, Inc. (a)	19,621	1,045,882
National Bank of Canada (a)	10,353	515,130
Northland Power, Inc.	10,100	193,789
Onex Corp. (a)	594	36,823
Peyto Exploration & Development Corp. (c)	12,068	30,424
Power Financial Corp. (a)	1,211	28,080

INVESTMENTS	SHARES	VALUE ($)
Canada - 3.5% (continued)
Quebecor, Inc., Class B (a)	17,275	392,220
Rogers Communications, Inc., Class B (a)	6,869	334,571
Royal Bank of Canada (a)	6,147	498,636
Seven Generations Energy Ltd., Class A *(a)	45,904	291,740
Teck Resources Ltd., Class B (a)	17,107	277,358
Thomson Reuters Corp. (a)	1,934	129,264
TMX Group Ltd. (a)	697	60,154
Toronto-Dominion Bank (The) (a)	5,856	341,455
Tourmaline Oil Corp. (a)	10,140	100,340

		11,598,621

China - 0.1%
Yangzijiang Shipbuilding Holdings Ltd. (2)	453,600	315,390

Denmark - 0.6%
Carlsberg A/S, Class B (2)(a)	2,349	347,131
Danske Bank A/S (2)(a)	2,195	30,538
Novo Nordisk A/S, Class B (2)(a)	929	48,007
Orsted A/S (2)(a)(b)	5,637	524,008
Pandora A/S (2)(a)	13,304	533,898
Rockwool International A/S, Class B (2)(a)	717	143,364
Tryg A/S (2)(a)	3,766	107,898
Vestas Wind Systems A/S (2)(a)	2,049	158,957

		1,893,801

Finland - 0.5%
Fortum OYJ (2)(a)	20,586	486,576
Kesko OYJ, Class B (2)(a)	6,707	423,640
Neste OYJ (2)(a)	16,505	546,062
Outokumpu OYJ (2)(a)	16,100	42,400

		1,498,678

France - 3.5%
Air France-KLM (2)*(a)	100,388	1,050,441
AXA SA (2)(a)	40,979	1,046,349
BNP Paribas SA (2)(a)	10,228	497,253
Casino Guichard Perrachon SA (2)(a)	380	18,145
CNP Assurances (2)(a)	4,983	96,295
Electricite de France SA (2)(a)	109,474	1,224,628
Engie SA (2)(a)	126,567	2,065,848
Eutelsat Communications SA (2)	18,223	338,984
Orange SA (2)(a)	74,962	1,173,301
Peugeot SA (2)(a)	97,635	2,436,846
Publicis Groupe SA (2)(a)	614	30,212
Renault SA (2)(a)	11,423	655,601
Societe Generale SA (2)(a)	21,621	592,245
Suez (2)(c)	29,347	461,235

		11,687,383

Germany - 4.3%
adidas AG (2)(a)	968	301,309
Allianz SE (Registered) (2)(a)	4,595	1,069,587
Bayer AG (Registered) (2)(a)	1,961	138,158
Deutsche Lufthansa AG (Registered) (2)(a)	53,548	850,083
Deutsche Telekom AG (Registered) (2)(a)	168,357	2,823,854
E.ON SE (2)(a)(c)	287,568	2,795,911
Freenet AG (2)	13,859	285,207
Hannover Rueck SE (2)(a)	4,921	831,694
HeidelbergCement AG (2)(a)	4,742	342,609
HOCHTIEF AG (2)(a)	1,824	207,863

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
Germany - 4.3% (continued)
METRO AG (2)(a)	14,565	229,783
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (2)(a)	1,750	452,021
ProSiebenSat.1 Media SE (2)(a)	46,299	637,785
Salzgitter AG (2)(a)	3,858	64,799
Schaeffler AG (Preference) (2)	43,974	337,212
Uniper SE (2)	11,293	370,367
Volkswagen AG (Preference) (2)	14,067	2,392,590

		14,130,832

Italy - 3.8%
A2A SpA (2)	365,366	670,508
Assicurazioni Generali SpA (2)(a)	115,063	2,229,885
BPER Banca (2)	24,823	95,908
Enel SpA (2)(a)	623,556	4,657,526
Eni SpA (2)(a)	66,733	1,019,998
Hera SpA (2)	87,850	360,509
Italgas SpA (2)	53,329	344,141
Leonardo SpA (2)(a)	2,554	30,022
Poste Italiane SpA (2)(a)(b)	110,512	1,256,200
Snam SpA (2)(a)	172,314	870,397
Terna Rete Elettrica Nazionale SpA (2)	26,115	167,729
UniCredit SpA (2)(a)	15,914	187,578
Unipol Gruppo SpA (2)	87,123	463,907
UnipolSai Assicurazioni SpA (2)(a)	134,009	356,346

		12,710,654

Japan - 16.1%
Advantest Corp. (2)(a)	6,600	294,215
AGC, Inc. (2)(a)	23,400	729,199
Alfresa Holdings Corp. (2)(a)	20,100	450,366
Amada Holdings Co. Ltd. (2)(a)	5,200	56,350
Aozora Bank Ltd. (2)	2,000	50,121
Astellas Pharma, Inc. (2)(a)	25,200	360,465
Bandai Namco Holdings, Inc. (2)(a)	7,200	448,975
Bridgestone Corp. (2)(a)	4,800	186,796
Brother Industries Ltd. (2)(a)	4,800	87,464
Central Japan Railway Co. (2)(a)	3,100	639,250
Chubu Electric Power Co., Inc. (2)(a)	69,400	1,006,692
Citizen Watch Co. Ltd. (2)	23,500	115,290
DeNA Co. Ltd. (2)	12,100	213,915
East Japan Railway Co. (2)(a)	3,700	353,803
Electric Power Development Co. Ltd. (2)(c)	13,500	308,618
Fujitsu Ltd. (2)(a)	5,500	442,036
Fukuoka Financial Group, Inc. (2)(a)	35,000	664,241
GungHo Online Entertainment, Inc. (2)	13,790	313,683
Haseko Corp. (2)(a)	41,700	487,690
Hitachi High-Technologies Corp. (2)(a)	3,200	186,017
Hitachi Ltd. (2)(a)	24,300	910,040
Idemitsu Kosan Co. Ltd. (2)(a)	36,800	1,044,103
Inpex Corp. (2)(a)	116,100	1,069,951
ITOCHU Corp. (2)(a)	130,200	2,696,914
Japan Airlines Co. Ltd. (2)(a)	2,100	62,369
JFE Holdings, Inc. (2)(a)	22,400	271,316
JTEKT Corp. (2)(a)	23,400	270,249
JXTG Holdings, Inc. (2)(a)	618,300	2,826,215
Kajima Corp. (2)(a)	25,100	330,677
Kaken Pharmaceutical Co. Ltd. (2)	1,000	46,506
Kamigumi Co. Ltd. (2)(a)	10,300	233,975
Kansai Electric Power Co., Inc. (The) (2)	2,600	29,121

INVESTMENTS	SHARES	VALUE ($)
Japan - 16.1% (continued)
KDDI Corp. (2)(a)	54,700	1,427,273
Kobe Steel Ltd. (2)(a)	15,900	85,398
Konica Minolta, Inc. (2)(a)	17,100	119,641
Kyocera Corp. (2)(a)	2,600	162,112
Kyushu Railway Co. (2)(a)	21,100	673,509
Mabuchi Motor Co. Ltd. (2)(a)	7,100	266,281
Marubeni Corp. (2)(a)	263,200	1,755,273
Mazda Motor Corp. (2)(a)	117,500	1,053,190
Medipal Holdings Corp. (2)(a)	20,400	455,374
Mitsubishi Chemical Holdings Corp. (2)(a)	78,200	560,490
Mitsubishi Corp. (2)(a)	43,100	1,061,248
Mitsubishi Electric Corp. (2)(a)	12,800	170,754
Mitsubishi Heavy Industries Ltd. (2)(a)	1,500	58,963
Mitsubishi Logistics Corp. (2)(a)	1,700	43,347
Mitsubishi Materials Corp. (2)(a)	4,000	108,434
Mitsubishi UFJ Financial Group, Inc. (2)(a)	66,100	336,638
Mitsubishi UFJ Lease & Finance Co. Ltd. (2)	7,600	44,083
Mitsui & Co. Ltd. (2)(a)	50,400	827,891
Mitsui Chemicals, Inc. (2)(a)	18,600	419,045
Mixi, Inc. (2)	13,200	278,675
MS&AD Insurance Group Holdings, Inc. (2)(a)	12,000	390,050
Nexon Co. Ltd. (2)*(a)	49,300	599,004
NGK Insulators Ltd. (2)(a)	2,900	41,488
NHK Spring Co. Ltd. (2)(a)	13,000	99,728
Nikon Corp. (2)(a)	13,400	168,108
Nippon Electric Glass Co. Ltd. (2)(a)	2,500	55,899
Nippon Express Co. Ltd. (2)(a)	1,100	56,338
Nippon Steel Corp. (2)(a)	104,600	1,465,691
Nippon Telegraph & Telephone Corp. (2)(a)	58,100	2,779,719
NSK Ltd. (2)(a)	4,000	33,900
Obayashi Corp. (2)(a)	76,100	761,071
ORIX Corp. (2)(a)	38,700	578,913
Osaka Gas Co. Ltd. (2)	19,200	368,765
Resona Holdings, Inc. (2)(a)	472,900	2,034,956
Sankyo Co. Ltd. (2)(a)	800	27,529
Sawai Pharmaceutical Co. Ltd. (2)	2,600	134,514
Shimizu Corp. (2)(a)	16,700	151,701
Shinsei Bank Ltd. (2)(a)	50,600	739,885
Shionogi & Co. Ltd. (2)(a)	600	33,452
Showa Denko KK (2)(a)	56,800	1,498,878
Sojitz Corp. (2)(a)	331,300	1,030,634
Sompo Holdings, Inc. (2)(a)	5,500	230,983
SUMCO Corp. (2)(a)	5,700	77,649
Sumitomo Chemical Co. Ltd. (2)(a)	111,200	502,042
Sumitomo Corp. (2)(a)	97,000	1,518,580
Sumitomo Dainippon Pharma Co. Ltd. (2)(a)	1,600	26,473
Sumitomo Heavy Industries Ltd. (2)(a)	23,800	709,196
Sumitomo Mitsui Financial Group, Inc. (2)(a)	35,300	1,212,983
Sumitomo Mitsui Trust Holdings, Inc. (2)(a)	18,600	673,541
Suzuken Co. Ltd. (2)(a)	5,900	317,595
Taiheiyo Cement Corp. (2)(a)	30,700	824,953
Teijin Ltd. (2)(a)	31,300	604,154
Toho Gas Co. Ltd. (2)	1,200	46,022
Tohoku Electric Power Co., Inc. (2)(c)	30,400	297,138
Tokio Marine Holdings, Inc. (2)(a)	12,900	692,048
Tokyo Electric Power Co. Holdings, Inc. (2)*	313,100	1,535,616
Tokyo Gas Co. Ltd. (2)	63,800	1,613,689
Toppan Printing Co. Ltd. (2)(a)	10,400	184,700
Tosoh Corp. (2)(a)	52,500	699,397

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 16.1% (continued)
Toyo Seikan Group Holdings Ltd. (2)(a)	16,800	262,159
Toyota Tsusho Corp. (2)(a)	3,200	103,865
West Japan Railway Co. (2)(a)	7,500	634,583
Yamada Denki Co. Ltd. (2)(a)	8,700	42,155
Yokohama Rubber Co. Ltd. (The) (2)(a)	1,800	36,174

		52,990,159

Malta - 0.0% (d)
Kindred Group plc, SDR (2)	25,668	149,814

Netherlands - 2.0%
Aegon NV (2)(a)	24,624	102,267
ASM International NV (2)(a)	2,705	248,865
ASR Nederland NV (2)	13,753	507,480
Koninklijke Ahold Delhaize NV (2)(a)	106,246	2,656,962
NN Group NV (2)(a)	61,229	2,169,869
Randstad NV (2)(a)	13,053	640,851
Signify NV (2)(a)(b)	4,439	121,995

		6,448,289

Norway - 0.3%
Leroy Seafood Group ASA (2)(a)	31,847	193,733
Mowi ASA (2)(a)	26,571	613,716
Salmar ASA (2)(a)	4,677	205,332

		1,012,781

Russia - 0.1%
Evraz plc (2)	58,302	335,561

Singapore - 0.3%
ComfortDelGro Corp. Ltd. (2)	297,600	517,067
Genting Singapore Ltd. (2)	155,400	98,944
SATS Ltd. (2)	20,500	71,884
Venture Corp. Ltd. (2)	21,400	237,293
Wilmar International Ltd. (2)(c)	52,400	141,427

		1,066,615

South Africa - 0.0% (d)
Investec plc (2)	11,321	58,240

Spain - 2.8%
Acciona SA (2)(a)	1,562	165,312
ACS Actividades de Construccion y Servicios SA (2)(a)	5,518	220,477
Banco Bilbao Vizcaya Argentaria SA (2)(a)	226,555	1,179,328
Banco de Sabadell SA (2)(a)	29,554	28,653
Enagas SA (2)	34,020	786,423
Endesa SA (2)(a)	54,524	1,434,292
Iberdrola SA (2)(a)	99,442	1,033,577
Mapfre SA (2)(a)	168,859	454,781
Naturgy Energy Group SA (2)(a)	20,135	534,036
Red Electrica Corp. SA (2)	21,579	437,099
Repsol SA (2)(a)	4,426	69,028
Telefonica SA (2)(a)	398,728	3,046,739

		9,389,745

Sweden - 0.7%
Axfood AB (2)(a)	9,845	209,023
Boliden AB (2)*(a)	7,192	165,176
Hennes & Mauritz AB, Class B (2)(a)	1,922	37,257
ICA Gruppen AB (2)(a)	3,330	153,791

INVESTMENTS	SHARES	VALUE ($)
Sweden - 0.7% (continued)
Securitas AB, Class B (2)(a)	2,603	39,860
Skanska AB, Class B (2)(a)	1,590	32,190
SKF AB, Class B (2)(a)	2,929	48,367
SSAB AB, Class A (2)(a)	213,031	592,313
Swedish Orphan Biovitrum AB (2)*(a)	9,752	149,193
Telia Co. AB (2)(a)	83,566	373,832
Volvo AB, Class B (2)(a)	32,923	462,013

		2,263,015

Switzerland - 1.8%
Adecco Group AG (Registered) (2)(a)	2,947	163,081
Baloise Holding AG (Registered) (2)(a)	329	58,949
Garrett Motion, Inc. *(a)	14,451	143,932
Helvetia Holding AG (Registered) (2)	3,345	461,666
Novartis AG (Registered) (2)(a)	2,019	175,223
Roche Holding AG (2)(a)	5,441	1,584,226
Sonova Holding AG (Registered) (2)(a)	802	186,610
Swiss Life Holding AG (Registered) (2)(a)	4,341	2,075,433
Swisscom AG (Registered) (2)(a)	893	440,582
Zurich Insurance Group AG (2)(a)	2,069	792,443

		6,082,145

United Kingdom - 3.4%
Aggreko plc (2)(a)	26,290	268,561
ASOS plc (2)*	1,455	44,302
Babcock International Group plc (2)(a)	41,848	287,008
Barratt Developments plc (2)(a)	46,888	373,259
Bellway plc (2)(a)	10,331	424,709
Berkeley Group Holdings plc (2)(a)	8,003	410,910
Britvic plc (2)(a)	6,626	80,056
BT Group plc (2)(a)	188,882	414,297
Dialog Semiconductor plc (2)*(a)	15,444	731,441
Dixons Carphone plc (2)	23,115	33,771
Drax Group plc (2)	45,637	154,988
Fiat Chrysler Automobiles NV (2)(a)	229,425	2,972,844
GVC Holdings plc (2)(a)	4,067	37,150
Hays plc (2)(a)	60,242	111,681
Howden Joinery Group plc (2)(a)	24,718	170,121
Inmarsat plc (2)	25,245	181,626
Janus Henderson Group plc (c)	2,865	64,348
Meggitt plc (2)(a)	5,114	39,894
Micro Focus International plc (2)	2,600	36,536
Moneysupermarket.com Group plc (2)	37,667	175,171
National Grid plc (2)(a)	137,344	1,487,065
Pennon Group plc (2)	48,420	491,937
Persimmon plc (2)(a)	7,453	198,773
Petrofac Ltd. (2)(a)	13,872	68,113
Playtech plc (2)	7,647	40,067
Royal Mail plc (2)(a)	125,653	326,251
Taylor Wimpey plc (2)(a)	138,012	273,944
United Utilities Group plc (2)	138,065	1,401,431
WH Smith plc (2)	1,664	40,660
Whitbread plc (2)(a)	568	29,979

		11,370,893

United States - 51.9%
2U, Inc. *(a)(c)	4,984	81,140
Aaron’s, Inc. (a)	6,293	404,388
AbbVie, Inc. (a)(c)	20,180	1,528,030
Accenture plc, Class A (a)	333	64,053
Activision Blizzard, Inc. (c)	1,534	81,179

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 51.9% (continued)
Acuity Brands, Inc. (a)	3,559	479,718
Adobe, Inc. *(a)	303	83,704
Adtalem Global Education, Inc. *(a)(c)	10,893	414,914
Agilent Technologies, Inc. (a)	1,026	78,622
Air Lease Corp. (c)	4,582	191,619
Akamai Technologies, Inc. *(a)	16,653	1,521,751
Alexion Pharmaceuticals, Inc. *(a)(c)	8,272	810,160
Allison Transmission Holdings, Inc. (a)	663	31,194
Alphabet, Inc., Class A *(a)	1,362	1,663,193
Amazon.com, Inc. *(a)	49	85,060
AMC Networks, Inc., Class A *(a)(c)	21,320	1,048,091
Amdocs Ltd. (a)	1,539	101,743
AMERCO (a)	616	240,265
American Eagle Outfitters, Inc.	14,708	238,564
American Water Works Co., Inc. (c)	2,822	350,577
Ameriprise Financial, Inc. (a)	7,069	1,039,850
Amgen, Inc. (a)(c)	6,190	1,197,827
ANSYS, Inc. *(a)	1,213	268,510
Antero Resources Corp. *	59,529	179,778
Anthem, Inc. (a)	1,436	344,784
Apergy Corp. *(a)	2,033	54,993
Apple, Inc. (c)	691	154,763
Applied Materials, Inc. (a)	7,138	356,186
Arrow Electronics, Inc. *(a)(c)	15,184	1,132,423
Aspen Technology, Inc. *(a)	1,968	242,221
Assured Guaranty Ltd. (c)	24,947	1,109,144
AT&T, Inc. (c)	22,153	838,270
Athene Holding Ltd., Class A *(a)(c)	44,138	1,856,444
AutoNation, Inc. *(c)	3,277	166,144
AutoZone, Inc. *(c)	397	430,594
Avnet, Inc. (a)	13,016	579,017
AXA Equitable Holdings, Inc. (c)	77,572	1,718,996
Bausch Health Cos., Inc. *(a)	17,962	391,819
Baxter International, Inc. (c)	6,123	535,579
Belden, Inc. (c)	2,904	154,899
Best Buy Co., Inc. (c)	5,968	411,732
Biogen, Inc. *(a)(c)	15,739	3,664,353
Bio-Rad Laboratories, Inc., Class A *(c)	332	110,470
Bio-Techne Corp. (c)	1,318	257,893
Booking Holdings, Inc. *(a)	1,110	2,178,496
Booz Allen Hamilton Holding Corp. (a)	4,703	334,007
Boston Beer Co., Inc. (The), Class A *(c)	3,822	1,391,514
Boyd Gaming Corp. (c)	1,254	30,033
Brighthouse Financial, Inc. *(c)	22,564	913,165
Brinker International, Inc. (c)	2,512	107,187
Bristol-Myers Squibb Co. (c)	6,046	306,593
BRP, Inc. (a)	8,356	325,133
Bruker Corp. (a)	1,706	74,945
Brunswick Corp. (c)	2,737	142,652
Burlington Stores, Inc. *(a)	204	40,763
CACI International, Inc., Class A *(a)	3,097	716,212
Cadence Design Systems, Inc. *(a)	14,365	949,239
Callon Petroleum Co. *(c)	248,570	1,078,794
Capital One Financial Corp. (a)	10,953	996,504
Cardinal Health, Inc. (a)	664	31,334
Carlisle Cos., Inc. (a)	1,462	212,779
Cars.com, Inc. *(c)	8,469	76,052
Carter’s, Inc. (a)(c)	4,698	428,505
Casey’s General Stores, Inc. (a)(c)	4,948	797,420
CBS Corp. (Non-Voting), Class B (c)	679	27,411

INVESTMENTS	SHARES	VALUE ($)
United States - 51.9% (continued)
CDW Corp. (a)	9,360	1,153,526
Centene Corp. *(c)	877	37,939
Centennial Resource Development, Inc., Class A *	5,807	26,219
Charles River Laboratories International, Inc. *(c)	14,320	1,895,538
Chemed Corp. (a)	243	101,470
Church & Dwight Co., Inc. (a)(c)	390	29,344
Churchill Downs, Inc. (c)	1,149	141,850
Ciena Corp. *	19,990	784,208
Cinemark Holdings, Inc. (a)(c)	5,400	208,656
Cirrus Logic, Inc. *(a)	17,030	912,467
Cisco Systems, Inc. (c)	14,292	706,168
Citrix Systems, Inc. (a)	532	51,349
CNX Resources Corp. *(a)(c)	58,279	423,106
Cognizant Technology Solutions Corp., Class A (a)	2,812	169,465
Columbia Sportswear Co. (a)	3,713	359,753
Comcast Corp., Class A (c)	8,057	363,210
Consolidated Edison, Inc. (a)(c)	13,739	1,297,923
Constellation Brands, Inc., Class A (a)	877	181,785
Cooper Cos., Inc. (The) (c)	1,362	404,514
Costco Wholesale Corp. (c)	2,167	624,334
Cracker Barrel Old Country Store, Inc. (c)	917	149,150
Crane Co. (a)	387	31,204
Credit Acceptance Corp. *(a)	213	98,259
Cummins, Inc. (a)	2,599	422,779
Curtiss-Wright Corp. (a)	7,711	997,572
Dana, Inc. (a)(c)	20,137	290,778
Danaher Corp. (a)(c)	7,052	1,018,520
Darden Restaurants, Inc. (a)	2,602	307,608
Deckers Outdoor Corp. *(a)	9,908	1,460,043
Delphi Technologies plc (a)	30,392	407,253
Deluxe Corp. (c)	8,234	404,783
Dick’s Sporting Goods, Inc. (c)	18,724	764,126
Dillard’s, Inc., Class A (c)	14,500	958,595
Discover Financial Services (a)(c)	1,426	115,634
Discovery, Inc., Class A *(a)(c)	8,467	225,476
Dollar General Corp. (c)	2,022	321,377
DTE Energy Co. (c)	630	83,765
DXC Technology Co. (a)	7,078	208,801
Eaton Corp. plc (a)	12,371	1,028,649
eBay, Inc. (c)	48,731	1,899,534
EchoStar Corp., Class A *(c)	1,209	47,901
Edwards Lifesciences Corp. *(a)	4,058	892,395
Electronic Arts, Inc. *(a)	7,411	724,944
Eli Lilly & Co. (a)(c)	4,181	467,561
EMCOR Group, Inc. (a)(c)	1,314	113,162
EPAM Systems, Inc. *(a)	536	97,724
Estee Lauder Cos., Inc. (The), Class A (a)(c)	8,227	1,636,762
Etsy, Inc. *(a)(c)	3,761	212,497
Evercore, Inc., Class A (a)	1,185	94,919
Everest Re Group Ltd. (c)	2,877	765,541
Exelixis, Inc. *(a)	73,711	1,303,579
Exelon Corp. (a)	8,877	428,848
Expedia Group, Inc. (a)(c)	1,491	200,405
F5 Networks, Inc. *(a)	1,914	268,764
Facebook, Inc., Class A *(a)	9,309	1,657,747
Fair Isaac Corp. *(c)	1,038	315,054
Federated Investors, Inc., Class B (c)	10,143	328,735

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 51.9% (continued)
Foot Locker, Inc. (a)	32,019	1,381,940
Fortinet, Inc. *(a)	7,158	549,448
Franklin Resources, Inc. (c)	947	27,330
Gap, Inc. (The) (a)(c)	22,499	390,583
General Dynamics Corp. (a)	162	29,602
Gilead Sciences, Inc. (c)	34,088	2,160,496
Globus Medical, Inc., Class A *(a)(c)	8,378	428,283
Goldman Sachs Group, Inc. (The) (a)(c)	3,225	668,317
GrafTech International Ltd. (c)	23,304	298,291
Graham Holdings Co., Class B (a)	1,225	812,726
H&R Block, Inc. (a)(c)	22,416	529,466
Halliburton Co. (a)(c)	30,680	578,318
Hanesbrands, Inc. (c)	1,874	28,710
HCA Healthcare, Inc. (a)	706	85,017
Helen of Troy Ltd. *(a)(c)	438	69,055
Henry Schein, Inc. *(c)	4,215	267,653
Herman Miller, Inc. (a)	9,528	439,146
Hill-Rom Holdings, Inc. (a)	3,263	343,365
HollyFrontier Corp. (a)	31,629	1,696,580
Honeywell International, Inc. (a)	344	58,205
HP, Inc. (a)(c)	11,093	209,880
Hubbell, Inc. (a)	227	29,828
Huntington Ingalls Industries, Inc. (a)(c)	9,320	1,973,883
IAC/InterActiveCorp *(a)(c)	4,166	908,063
Incyte Corp. *(a)	3,571	265,075
Ingredion, Inc. (a)	591	48,308
Intel Corp. (a)	28,293	1,457,938
International Business Machines Corp. (c)	4,594	668,059
International Paper Co. (a)(c)	11,706	489,545
Intuit, Inc. (a)	2,320	616,981
IQVIA Holdings, Inc. *(a)(c)	8,074	1,206,094
ITT, Inc. (a)	4,000	244,760
j2 Global, Inc. (c)	14,267	1,295,729
Jabil, Inc. (a)	18,889	675,660
Jacobs Engineering Group, Inc. (a)	3,333	304,970
Jazz Pharmaceuticals plc *(a)(c)	10,390	1,331,375
Juniper Networks, Inc. (a)(c)	34,575	855,731
KAR Auction Services, Inc. (c)	5,745	141,040
KBR, Inc. (a)	1,727	42,381
Keysight Technologies, Inc. *(a)(c)	3,685	358,366
KLA Corp. (c)	513	81,798
Kohl’s Corp. (a)	6,352	315,440
Kroger Co. (The) (a)(c)	63,253	1,630,662
L3Harris Technologies, Inc. (a)	228	47,570
Laboratory Corp. of America Holdings *(a)	6,151	1,033,368
Lam Research Corp. (c)	4,481	1,035,604
Lennar Corp., Class A (c)	5,464	305,164
Ligand Pharmaceuticals, Inc. *(c)	4,243	422,348
Lincoln National Corp. (a)(c)	5,462	329,468
Lockheed Martin Corp. (a)	734	286,304
LogMeIn, Inc.	1,664	118,077
LPL Financial Holdings, Inc. (a)	1,018	83,374
Lululemon Athletica, Inc. *(a)(c)	5,056	973,432
Manhattan Associates, Inc. *(a)(c)	4,569	368,581
ManpowerGroup, Inc. (a)(c)	18,185	1,531,904
Marathon Petroleum Corp. (c)	2,726	165,605
Masimo Corp. *(a)	3,090	459,761
MasTec, Inc. *(a)(c)	620	40,257
Match Group, Inc. (a)(c)	11,614	829,704
MAXIMUS, Inc. (a)	3,505	270,796

INVESTMENTS	SHARES	VALUE ($)
United States - 51.9% (continued)
McDermott International, Inc. *(c)	162,100	327,442
McKesson Corp. (a)	6,538	893,483
MEDNAX, Inc. *	10,711	242,283
Medtronic plc (a)	3,121	339,003
Merck & Co., Inc. (a)	10,300	867,054
Michaels Cos., Inc. (The) *(c)	16,757	164,051
Micron Technology, Inc. *(a)(c)	53,671	2,299,801
Microsoft Corp. (a)	9,168	1,274,627
MKS Instruments, Inc. (a)(c)	3,536	326,302
Molina Healthcare, Inc. *	244	26,772
Molson Coors Brewing Co., Class B (a)(c)	11,570	665,275
Morgan Stanley (a)	5,317	226,876
MSA Safety, Inc. (a)	980	106,928
MSCI, Inc. (c)	292	63,583
Murphy USA, Inc. *(a)(c)	4,553	388,371
Mylan NV *(a)(c)	77,882	1,540,506
NIKE, Inc., Class B (a)	972	91,290
Northrop Grumman Corp. (a)	653	244,738
NorthWestern Corp. (c)	10,159	762,433
Norwegian Cruise Line Holdings Ltd. *(a)	9,463	489,900
Nu Skin Enterprises, Inc., Class A (c)	14,906	633,952
NuVasive, Inc. *(a)(c)	5,421	343,583
nVent Electric plc (a)	4,786	105,483
Oasis Petroleum, Inc. *	53,274	184,328
Old Republic International Corp. (c)	14,557	343,108
Omnicom Group, Inc. (c)	1,143	89,497
ON Semiconductor Corp. *(a)	29,691	570,364
OneMain Holdings, Inc. (a)	12,909	473,502
Oracle Corp. (a)(c)	23,953	1,318,134
Oshkosh Corp. (a)	3,829	290,238
Packaging Corp. of America (c)	2,635	279,574
Paycom Software, Inc. *(a)	352	73,740
Penske Automotive Group, Inc. (c)	3,865	182,737
Phillips 66 (a)(c)	9,587	981,709
Pilgrim’s Pride Corp. *(a)	23,721	760,139
Pinnacle West Capital Corp. (c)	354	34,363
Plantronics, Inc. (c)	1,640	61,205
Popular, Inc.	4,134	223,567
PRA Health Sciences, Inc. *(a)(c)	13,750	1,364,413
PulteGroup, Inc. (c)	57,048	2,085,104
PVH Corp. (c)	733	64,673
QIAGEN NV *(c)	20,931	690,095
Qorvo, Inc. *(c)	2,350	174,229
Quanta Services, Inc. (a)	15,319	579,058
Qurate Retail, Inc., Series A *(a)	145,689	1,502,782
Regal Beloit Corp. (c)	7,013	510,897
Regeneron Pharmaceuticals, Inc. *(a)	3,714	1,030,264
Reinsurance Group of America, Inc. (a)	2,410	385,311
Reliance Steel & Aluminum Co. (a)	1,003	99,959
RenaissanceRe Holdings Ltd. (c)	948	183,391
Robert Half International, Inc. (c)	20,962	1,166,745
Ross Stores, Inc. (a)	5,748	631,418
RPC, Inc. (c)	53,236	298,654
Sally Beauty Holdings, Inc. *(c)	19,822	295,150
Santander Consumer USA Holdings, Inc. (c)	14,771	376,808
Seagate Technology plc (a)(c)	14,748	793,295
Service Corp. International (c)	6,343	303,259
ServiceMaster Global Holdings, Inc. *(a)	4,420	247,078
Silgan Holdings, Inc. (c)	9,089	272,988
Sinclair Broadcast Group, Inc., Class A (a)	3,015	128,861

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 51.9% (continued)
Skechers U.S.A., Inc., Class A *(a)(c)	30,406	1,135,664
Skyworks Solutions, Inc. (c)	8,968	710,714
Snap-on, Inc. (a)	2,295	359,259
Sonoco Products Co. (c)	479	27,883
Southwestern Energy Co. *	202,956	391,705
Spirit AeroSystems Holdings, Inc., Class A (a)	23,385	1,923,182
Sprouts Farmers Market, Inc. *(c)	22,689	438,805
SS&C Technologies Holdings, Inc. (a)	611	31,509
Steel Dynamics, Inc. (a)	6,683	199,153
STERIS plc (a)(c)	2,205	318,600
Stifel Financial Corp. (a)(c)	2,811	161,295
Stryker Corp. (c)	2,175	470,453
Synaptics, Inc. *(c)	836	33,398
Synchrony Financial (a)	29,001	988,644
Synopsys, Inc. *(a)	1,976	271,206
Target Corp. (a)	19,900	2,127,508
TE Connectivity Ltd. (a)	2,244	209,096
Tech Data Corp. *(a)	12,632	1,316,760
TEGNA, Inc. (a)	72,660	1,128,410
Teledyne Technologies, Inc. *(a)(c)	5,079	1,635,387
Teradyne, Inc. (c)	3,267	189,192
Textron, Inc. (a)	18,499	905,711
Thermo Fisher Scientific, Inc. (a)	4,615	1,344,211
TJX Cos., Inc. (The) (c)	6,534	364,205
T-Mobile US, Inc. *(a)(c)	13,862	1,091,910
Toll Brothers, Inc. (a)(c)	11,301	463,906
TRI Pointe Group, Inc. *(c)	13,665	205,522
TripAdvisor, Inc. *(a)	30,378	1,175,021
Twitter, Inc. *(a)	42,267	1,741,400
Tyson Foods, Inc., Class A (a)	7,730	665,862
United Airlines Holdings, Inc. *(a)	2,934	259,395
United States Cellular Corp. *(c)	1,047	39,346
United States Steel Corp. (a)(c)	13,082	151,097
United Therapeutics Corp. *(c)	878	70,021
Universal Health Services, Inc., Class B (c)	6,832	1,016,260
Urban Outfitters, Inc. *	9,967	279,973
Valero Energy Corp. (c)	10,177	867,487
Varian Medical Systems, Inc. *(a)(c)	1,429	170,180
VeriSign, Inc. *(a)	4,206	793,378
Verizon Communications, Inc. (a)	30,983	1,870,134
Vertex Pharmaceuticals, Inc. *(a)	159	26,938
VF Corp. (a)	1,175	104,563
Vishay Intertechnology, Inc. (a)(c)	27,568	466,726
Vistra Energy Corp. (c)	2,010	53,727
VMware, Inc., Class A (a)	3,290	493,697
Voya Financial, Inc. (a)(c)	6,936	377,596
Walgreens Boots Alliance, Inc. (c)	15,078	833,964
Walmart, Inc. (a)	9,427	1,118,796
Walt Disney Co. (The) (c)	3,118	406,338
Waste Management, Inc. (a)	4,110	472,650
Werner Enterprises, Inc. (c)	7,318	258,325
West Pharmaceutical Services, Inc. (a)	2,203	312,429
Williams-Sonoma, Inc. (a)	16,661	1,132,615
Woodward, Inc. (c)	4,517	487,068
WW International, Inc. *(a)(c)	14,451	546,537
Xerox Holdings Corp. (a)	28,412	849,803
Yelp, Inc. *	921	32,005
Zebra Technologies Corp., Class A *(a)	2,612	539,038
Zimmer Biomet Holdings, Inc. (a)	3,641	499,800

INVESTMENTS	SHARES	VALUE ($)
United States - 51.9% (continued)
Zoetis, Inc. (a)	2,446	304,747

		171,106,651

TOTAL COMMON STOCKS (Cost $299,776,619)		326,010,666

SHORT-TERM INVESTMENTS - 71.1%

INVESTMENT COMPANIES - 47.8%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 1.79% (e)(f)	8,011,477	8,011,477
Limited Purpose Cash Investment Fund, 2.01% (e)	149,805,211	149,820,193

TOTAL INVESTMENT COMPANIES (Cost $157,791,188)		157,831,670

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 23.3%
U.S. Treasury Bills
2.05%, 12/26/2019 (2)(g)	5,549,000	5,525,338
2.06%, 1/2/2020 (2)(g)	694,000	690,754
2.10%, 1/9/2020 (2)(g)	6,110,000	6,079,425
2.03%, 1/23/2020 (2)(g)	171,000	170,029
2.06%, 1/30/2020 (2)(g)(h)	13,493,000	13,412,274
1.97%, 2/6/2020 (2)(g)(h)	12,848,000	12,766,115
1.91%, 2/13/2020 (2)(g)(h)	16,695,000	16,583,874
1.86%, 2/20/2020 (2)(g)(h)	6,352,000	6,307,151
1.86%, 2/27/2020 (2)(g)(h)	15,698,000	15,581,862

TOTAL U.S. TREASURY OBLIGATIONS (Cost $77,077,781)		77,116,822

TOTAL SHORT-TERM INVESTMENTS (Cost $234,868,969)		234,948,492

TOTAL LONG POSITIONS (Cost $534,645,588)		560,959,158

	SHARES
SHORT POSITIONS - (82.2)%

COMMON STOCKS - (82.2)%

Australia - (1.9)%
APA Group (2)	(44,178)	(342,153)
Caltex Australia Ltd. (2)	(13,395)	(238,010)
Challenger Ltd. (2)	(100,381)	(499,908)
Commonwealth Bank of Australia (2)	(2,418)	(131,901)
Domino’s Pizza Enterprises Ltd. (2)	(11,541)	(361,797)
Insurance Australia Group Ltd. (2)	(48,083)	(256,569)
Lendlease Group (2)	(76,738)	(910,178)
Medibank Pvt Ltd. (2)	(313,829)	(720,714)
Oil Search Ltd. (2)	(85,606)	(422,615)
Origin Energy Ltd. (2)	(50,933)	(274,331)
QBE Insurance Group Ltd. (2)	(30,865)	(261,809)
Ramsay Health Care Ltd. (2)	(3,521)	(154,255)
SEEK Ltd. (2)	(44,365)	(643,531)
Seven Group Holdings Ltd. (2)	(2,317)	(27,290)
Suncorp Group Ltd. (2)	(2,872)	(26,462)
Tabcorp Holdings Ltd. (2)	(9,054)	(29,636)
Transurban Group (2)	(6,006)	(59,624)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
Australia - (1.9)% (continued)
Treasury Wine Estates Ltd. (2)	(56,321)	(706,934)
Viva Energy Group Ltd. (2)(b)	(34,345)	(45,257)
Vocus Group Ltd. (2)*	(5,990)	(14,083)
Washington H Soul Pattinson & Co. Ltd. (2)	(3,801)	(54,009)
WiseTech Global Ltd. (2)	(5,692)	(133,763)
WorleyParsons Ltd. (2)	(9,377)	(82,263)

		(6,397,092)

Austria - (0.1)%
ams AG (2)*	(4,523)	(201,823)

Belgium - (0.6)%
Anheuser-Busch InBev SA/NV (2)	(6,227)	(592,683)
Galapagos NV (2)*	(4,110)	(626,178)
Telenet Group Holding NV (2)	(5,417)	(255,626)
Umicore SA (2)	(11,574)	(437,303)

		(1,911,790)

Brazil - (0.1)%
Yamana Gold, Inc.	(61,898)	(196,227)

Canada - (3.3)%
Agnico Eagle Mines Ltd.	(6,812)	(365,062)
Alamos Gold, Inc., Class A	(4,427)	(25,730)
AltaGas Ltd.	(30,113)	(442,086)
Barrick Gold Corp.	(31,508)	(545,091)
BlackBerry Ltd. *	(41,152)	(215,568)
Bombardier, Inc., Class B *	(339,652)	(458,903)
Cameco Corp.	(38,693)	(367,406)
Canada Goose Holdings, Inc. *	(1,856)	(81,603)
CCL Industries, Inc., Class B	(5,991)	(241,657)
Cenovus Energy, Inc.	(71,236)	(668,350)
Dollarama, Inc.	(16,986)	(608,104)
Element Fleet Management Corp.	(5,566)	(44,533)
Enbridge, Inc.	(35,299)	(1,238,934)
Finning International, Inc.	(14,867)	(260,230)
Franco-Nevada Corp.	(2,526)	(230,168)
Inter Pipeline Ltd.	(28,535)	(500,765)
Keyera Corp.	(14,436)	(350,535)
Pan American Silver Corp.	(2,881)	(45,123)
Parkland Fuel Corp.	(1,463)	(46,921)
Pembina Pipeline Corp.	(27,046)	(1,002,550)
PrairieSky Royalty Ltd.	(19,768)	(275,739)
SNC-Lavalin Group, Inc.	(52,931)	(745,513)
Stars Group, Inc. (The) *	(19,826)	(296,750)
TC Energy Corp.	(18,406)	(953,052)
Vermilion Energy, Inc.	(1,570)	(26,154)
West Fraser Timber Co. Ltd.	(5,422)	(216,905)
Wheaton Precious Metals Corp.	(33,070)	(867,156)

		(11,120,588)

Chile - (0.1)%
Lundin Mining Corp.	(39,522)	(185,849)

Colombia - (0.1)%
Millicom International Cellular SA, SDR (2)	(3,409)	(165,428)

Denmark - (0.6)%
AP Moller - Maersk A/S, Class B (2)	(706)	(798,085)
Chr Hansen Holding A/S (2)	(3,226)	(273,287)
Dfds A/S (2)	(982)	(35,623)

INVESTMENTS	SHARES	VALUE ($)
Denmark - (0.6)% (continued)
FLSmidth & Co. A/S (2)	(4,295)	(186,839)
Genmab A/S (2)*	(3,190)	(648,155)

		(1,941,989)

Finland - (0.1)%
Huhtamaki OYJ (2)	(1,588)	(63,266)
Stora Enso OYJ, Class R (2)	(14,823)	(178,383)

		(241,649)

France - (2.9)%
Accor SA (2)	(14,418)	(600,993)
Aeroports de Paris (2)	(159)	(28,281)
Airbus SE (2)	(3,783)	(491,141)
Amundi SA (2)(b)	(1,347)	(93,829)
BioMerieux (2)	(2,089)	(172,761)
Bollore SA (2)	(41,110)	(170,235)
Cie Plastic Omnium SA (2)	(3,425)	(94,035)
Dassault Systemes SE (2)	(3,787)	(539,482)
Edenred (2)	(18,672)	(895,692)
Elior Group SA (2)(b)	(2,773)	(36,827)
Getlink SE (2)	(9,072)	(136,223)
Hermes International (2)	(300)	(207,204)
Iliad SA (2)	(7,558)	(709,852)
Imerys SA (2)	(4,081)	(163,918)
Ingenico Group SA (2)	(5,622)	(547,952)
Ipsen SA (2)	(646)	(61,284)
JCDecaux SA (2)	(5,826)	(157,654)
Kering SA (2)	(1,621)	(826,037)
Legrand SA (2)	(2,535)	(180,839)
LVMH Moet Hennessy Louis Vuitton SE (2)	(834)	(330,898)
Natixis SA (2)	(6,810)	(28,215)
Orpea (2)	(5,827)	(711,674)
Remy Cointreau SA (2)	(3,475)	(461,291)
Safran SA (2)	(179)	(28,184)
Sartorius Stedim Biotech (2)	(518)	(72,454)
SEB SA (2)	(2,511)	(381,099)
Teleperformance (2)	(271)	(58,719)
Ubisoft Entertainment SA (2)*	(2,705)	(195,005)
Valeo SA (2)	(15,470)	(501,337)
Vivendi SA (2)	(12,752)	(348,930)
Worldline SA (2)*(b)	(9,507)	(598,909)

		(9,830,954)

Germany - (2.8)%
1&1 Drillisch AG (2)	(6,588)	(205,360)
CECONOMY AG (2)*	(21,414)	(115,813)
Commerzbank AG (2)	(23,904)	(138,378)
Delivery Hero SE (2)*(b)	(16,148)	(716,896)
Deutsche Bank AG (Registered) (2)	(307,549)	(2,298,057)
FUCHS PETROLUB SE (Preference) (2)	(3,593)	(134,751)
GEA Group AG (2)	(9,774)	(263,681)
LANXESS AG (2)	(629)	(38,417)
Nordex SE (2)*	(4,042)	(43,989)
OSRAM Licht AG (2)	(4,690)	(206,312)
Puma SE (2)	(929)	(71,882)
Rational AG (2)	(43)	(30,835)
RWE AG (2)	(59,602)	(1,862,717)
Sartorius AG (Preference) (2)	(1,653)	(301,359)
Symrise AG (2)	(944)	(91,765)
Telefonica Deutschland Holding AG (2)	(108,167)	(301,537)
thyssenkrupp AG (2)	(115,207)	(1,594,193)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
Germany - (2.8)% (continued)
United Internet AG (Registered) (2)	(14,788)	(526,964)
Zalando SE (2)*(b)	(8,186)	(373,766)

		(9,316,672)

Ghana - (0.2)%
Kosmos Energy Ltd.	(95,606)	(596,581)

Italy - (1.8)%
Banca Generali SpA (2)	(11,924)	(367,746)
Buzzi Unicem SpA (2)	(3,923)	(89,960)
Davide Campari-Milano SpA (2)	(77,222)	(697,542)
Ferrari NV (2)	(10,283)	(1,586,801)
FinecoBank Banca Fineco SpA (2)	(71,516)	(756,643)
Freni Brembo SpA (2)	(30,763)	(299,917)
Moncler SpA (2)	(9,051)	(322,608)
Pirelli & C SpA (2)(b)	(11,227)	(66,485)
Prysmian SpA (2)	(44,842)	(962,872)
Recordati SpA (2)	(5,181)	(222,207)
Saipem SpA (2)*	(109,559)	(495,160)

		(5,867,941)

Japan - (16.4)%
Acom Co. Ltd. (2)	(12,000)	(47,289)
Aeon Co. Ltd. (2)	(46,600)	(856,171)
Asahi Intecc Co. Ltd. (2)	(8,400)	(221,622)
Asics Corp. (2)	(46,400)	(795,773)
Bank of Kyoto Ltd. (The) (2)	(900)	(35,405)
Benesse Holdings, Inc. (2)	(10,200)	(265,711)
Calbee, Inc. (2)	(1,200)	(37,432)
Casio Computer Co. Ltd. (2)	(12,500)	(194,530)
Chugoku Electric Power Co., Inc. (The) (2)	(5,700)	(73,353)
Coca-Cola Bottlers Japan Holdings, Inc. (2)	(35,700)	(802,754)
Cosmos Pharmaceutical Corp. (2)	(3,600)	(705,349)
CyberAgent, Inc. (2)	(40,900)	(1,576,582)
Daifuku Co. Ltd. (2)	(14,800)	(769,986)
Daikin Industries Ltd. (2)	(11,000)	(1,450,781)
Denso Corp. (2)	(1,300)	(57,444)
Disco Corp. (2)	(1,800)	(344,100)
Eisai Co. Ltd. (2)	(3,400)	(173,696)
FamilyMart Co. Ltd. (2)	(30,600)	(747,660)
FANUC Corp. (2)	(2,200)	(415,852)
Fast Retailing Co. Ltd. (2)	(1,800)	(1,073,789)
Fuji Electric Co. Ltd. (2)	(1,800)	(55,500)
Hisamitsu Pharmaceutical Co., Inc. (2)	(1,700)	(74,835)
Hokuriku Electric Power Co. (2)	(9,200)	(61,974)
Hoshizaki Corp. (2)	(700)	(55,179)
Isetan Mitsukoshi Holdings Ltd. (2)	(43,500)	(348,361)
Izumi Co. Ltd. (2)	(4,100)	(160,807)
J Front Retailing Co. Ltd. (2)	(14,900)	(175,058)
Japan Airport Terminal Co. Ltd. (2)	(11,000)	(478,835)
JGC Holdings Corp. (2)	(35,900)	(473,785)
Kansai Paint Co. Ltd. (2)	(25,600)	(598,391)
Keikyu Corp. (2)	(18,600)	(362,000)
Keio Corp. (2)	(500)	(31,221)
Keyence Corp. (2)	(2,200)	(1,369,403)
Kikkoman Corp. (2)	(11,400)	(546,911)
Kobayashi Pharmaceutical Co. Ltd. (2)	(2,100)	(160,379)
Kobe Bussan Co. Ltd. (2)	(2,200)	(106,913)
Koito Manufacturing Co. Ltd. (2)	(5,200)	(255,964)
Kose Corp. (2)	(6,600)	(1,120,608)
Lawson, Inc. (2)	(4,500)	(230,425)

INVESTMENTS	SHARES	VALUE ($)
Japan - (16.4)% (continued)
LINE Corp. (2)*	(32,400)	(1,162,688)
Lion Corp. (2)	(2,600)	(51,434)
LIXIL Group Corp. (2)	(59,400)	(1,049,430)
Makita Corp. (2)	(8,700)	(276,082)
Marui Group Co. Ltd. (2)	(32,000)	(677,996)
Matsumotokiyoshi Holdings Co. Ltd. (2)	(1,900)	(69,724)
McDonald’s Holdings Co. Japan Ltd. (2)	(800)	(38,750)
Mercari, Inc. (2)*	(23,300)	(581,342)
MINEBEA MITSUMI, Inc. (2)	(8,400)	(134,094)
MISUMI Group, Inc. (2)	(39,800)	(942,797)
Mitsubishi Motors Corp. (2)	(15,700)	(68,496)
MonotaRO Co. Ltd. (2)	(58,700)	(1,548,399)
Murata Manufacturing Co. Ltd. (2)	(2,700)	(130,862)
Nabtesco Corp. (2)	(16,900)	(529,021)
Nankai Electric Railway Co. Ltd. (2)	(2,300)	(58,400)
Nidec Corp. (2)	(18,000)	(2,437,586)
Nifco, Inc. (2)	(3,900)	(93,720)
Nintendo Co. Ltd. (2)	(2,400)	(893,991)
Nippon Paint Holdings Co. Ltd. (2)	(10,300)	(538,716)
Nippon Shinyaku Co. Ltd. (2)	(2,800)	(236,661)
Nippon Yusen KK (2)	(9,700)	(162,949)
Nissin Foods Holdings Co. Ltd. (2)	(3,700)	(268,143)
Nitori Holdings Co. Ltd. (2)	(6,400)	(939,198)
Nomura Holdings, Inc. (2)	(356,100)	(1,513,725)
Odakyu Electric Railway Co. Ltd. (2)	(6,600)	(158,534)
Ono Pharmaceutical Co. Ltd. (2)	(14,500)	(264,074)
Oracle Corp. Japan (2)	(400)	(34,870)
Pan Pacific International Holdings Corp. (2)	(45,500)	(761,779)
Panasonic Corp. (2)	(4,400)	(35,859)
Park24 Co. Ltd. (2)	(38,300)	(889,749)
PeptiDream, Inc. (2)*	(6,400)	(305,915)
Persol Holdings Co. Ltd. (2)	(39,300)	(746,970)
Pigeon Corp. (2)	(28,800)	(1,192,518)
Pola Orbis Holdings, Inc. (2)	(11,800)	(266,013)
Recruit Holdings Co. Ltd. (2)	(41,000)	(1,252,694)
Renesas Electronics Corp. (2)*	(149,200)	(977,739)
Rinnai Corp. (2)	(700)	(47,168)
Rohm Co. Ltd. (2)	(2,600)	(200,465)
Ryohin Keikaku Co. Ltd. (2)	(65,000)	(1,218,532)
Santen Pharmaceutical Co. Ltd. (2)	(6,500)	(113,591)
SCREEN Holdings Co. Ltd. (2)	(4,500)	(268,025)
Sega Sammy Holdings, Inc. (2)	(8,900)	(124,851)
Seiko Epson Corp. (2)	(3,600)	(51,136)
Sharp Corp. (2)	(7,500)	(83,753)
Shimadzu Corp. (2)	(7,400)	(188,161)
Shimano, Inc. (2)	(1,000)	(151,104)
Shiseido Co. Ltd. (2)	(3,200)	(256,829)
SMC Corp. (2)	(1,100)	(472,811)
SoftBank Group Corp. (2)	(17,100)	(674,773)
Sohgo Security Services Co. Ltd. (2)	(1,900)	(99,931)
Sony Financial Holdings, Inc. (2)	(1,700)	(37,016)
Sosei Group Corp. (2)*	(3,700)	(83,436)
Square Enix Holdings Co. Ltd. (2)	(11,000)	(534,751)
Subaru Corp. (2)	(11,100)	(313,909)
Sundrug Co. Ltd. (2)	(1,000)	(31,553)
Suzuki Motor Corp. (2)	(5,100)	(217,257)
Sysmex Corp. (2)	(9,700)	(651,668)
T&D Holdings, Inc. (2)	(13,900)	(148,532)
Takeda Pharmaceutical Co. Ltd. (2)	(31,400)	(1,077,512)
TDK Corp. (2)	(2,500)	(225,993)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - (16.4)% (continued)
THK Co. Ltd. (2)	(3,700)	(98,025)
Tobu Railway Co. Ltd. (2)	(1,600)	(51,979)
Tokyo Electron Ltd. (2)	(1,000)	(192,124)
TOTO Ltd. (2)	(25,700)	(967,871)
Trend Micro, Inc. (2)	(900)	(43,010)
Tsuruha Holdings, Inc. (2)	(7,400)	(808,107)
Unicharm Corp. (2)	(21,300)	(677,000)
USS Co. Ltd. (2)	(2,300)	(44,791)
Welcia Holdings Co. Ltd. (2)	(12,600)	(636,786)
Yakult Honsha Co. Ltd. (2)	(10,500)	(589,448)
Yamato Holdings Co. Ltd. (2)	(36,400)	(549,937)
Yaskawa Electric Corp. (2)	(54,300)	(2,015,462)
Yokogawa Electric Corp. (2)	(9,100)	(167,219)
Z Holdings Corp. (2)	(24,700)	(69,589)
ZOZO, Inc. (2)	(69,100)	(1,600,635)

		(54,387,486)

Luxembourg - (0.3)%
Tenaris SA (2)	(102,509)	(1,087,252)

Netherlands - (0.9)%
Adyen NV (2)*(b)	(2,001)	(1,315,906)
Akzo Nobel NV (2)	(942)	(83,935)
Altice Europe NV (2)*	(69,370)	(362,641)
Boskalis Westminster (2)	(14,274)	(297,567)
OCI NV (2)*	(15,531)	(366,306)
SBM Offshore NV (2)	(26,106)	(432,929)

		(2,859,284)

Norway - (0.1)%
Norsk Hydro ASA (2)	(20,413)	(71,878)
Schibsted ASA, Class A (2)	(11,183)	(330,944)

		(402,822)

Panama - (0.4)%
Copa Holdings SA, Class A	(12,891)	(1,272,986)

Singapore - (0.1)%
CapitaLand Ltd. (2)	(11,200)	(28,629)
City Developments Ltd. (2)	(16,000)	(113,818)
Singapore Telecommunications Ltd. (2)	(13,900)	(31,188)

		(173,635)

South Africa - (0.1)%
Old Mutual Ltd. (2)	(184,334)	(235,561)

Spain - (1.7)%
Amadeus IT Group SA (2)	(5,907)	(423,246)
Bankia SA (2)	(73,451)	(138,591)
Cellnex Telecom SA (2)(b)	(33,211)	(1,371,732)
Ferrovial SA (2)	(54,066)	(1,562,141)
Grifols SA (2)	(21,441)	(632,040)
Industria de Diseno Textil SA (2)	(45,809)	(1,417,678)

		(5,545,428)

Sweden - (0.8)%
Autoliv, Inc.	(4,559)	(359,614)
BillerudKorsnas AB (2)	(10,455)	(113,047)
Hexpol AB (2)	(8,480)	(65,088)
Holmen AB, Class B (2)	(4,020)	(95,132)
Husqvarna AB, Class B (2)	(3,884)	(29,537)

INVESTMENTS	SHARES	VALUE ($)
Sweden - (0.8)% (continued)
Modern Times Group MTG AB, Class B (2)*	(5,368)	(44,479)
Saab AB, Class B (2)	(5,523)	(158,450)
Svenska Cellulosa AB SCA, Class B (2)	(130,586)	(1,163,633)
Swedish Match AB (2)	(16,414)	(678,850)

		(2,707,830)

Switzerland - (1.7)%
ABB Ltd. (Registered) (2)	(18,778)	(369,286)
Credit Suisse Group AG (Registered) (2)*	(38,345)	(469,079)
Dufry AG (Registered) (2)	(2,577)	(215,570)
EMS-Chemie Holding AG (Registered) (2)	(153)	(95,334)
Glencore plc (2)	(155,427)	(468,387)
Idorsia Ltd. (2)*	(12,977)	(319,248)
Julius Baer Group Ltd. (2)	(15,643)	(692,843)
Lonza Group AG (Registered) (2)*	(82)	(27,750)
OC Oerlikon Corp. AG (Registered) (2)	(4,550)	(45,677)
Sika AG (Registered) (2)	(6,267)	(916,937)
STMicroelectronics NV (2)	(42,741)	(828,140)
Straumann Holding AG (Registered) (2)	(90)	(73,615)
Temenos AG (Registered) (2)	(3,458)	(579,042)
UBS Group AG (Registered) (2)*	(7,807)	(88,644)
Vifor Pharma AG (2)	(1,944)	(310,708)

		(5,500,260)

United Arab Emirates - (0.3)%
NMC Health plc (2)	(34,497)	(1,149,756)

United Kingdom - (1.9)%
Ashtead Group plc (2)	(1,288)	(35,819)
B&M European Value Retail SA (2)	(40,363)	(188,200)
BBA Aviation plc (2)	(11,062)	(42,444)
British American Tobacco plc (2)	(8,505)	(314,092)
Bunzl plc (2)	(3,290)	(85,999)
Capita plc (2)	(164,658)	(293,269)
CNH Industrial NV (2)	(65,343)	(665,395)
ConvaTec Group plc (2)(b)	(55,288)	(119,074)
easyJet plc (2)	(20,792)	(293,453)
Hargreaves Lansdown plc (2)	(9,934)	(253,635)
Hiscox Ltd. (2)	(11,096)	(226,432)
International Consolidated Airlines Group SA (2)	(6,901)	(40,277)
Linde plc	(241)	(46,687)
Melrose Industries plc (2)	(284,823)	(705,645)
Mondi plc (2)	(18,814)	(360,239)
Ocado Group plc (2)*	(6,768)	(110,086)
Provident Financial plc (2)	(788)	(3,947)
Prudential plc (2)	(88,217)	(1,598,602)
Reckitt Benckiser Group plc (2)	(938)	(73,239)
Rentokil Initial plc (2)	(18,514)	(106,445)
RSA Insurance Group plc (2)	(14,266)	(93,601)
Standard Life Aberdeen plc (2)	(40,595)	(142,574)
Subsea 7 SA (2)	(26,855)	(276,215)
Weir Group plc (The) (2)	(8,575)	(150,214)

		(6,225,583)

United States - (42.7)%
Acadia Healthcare Co., Inc. *	(21,221)	(659,549)
Adient plc	(24,786)	(569,087)
Advanced Micro Devices, Inc. *	(22,925)	(664,596)
Agios Pharmaceuticals, Inc. *	(25,110)	(813,564)
Alaska Air Group, Inc.	(4,169)	(270,610)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
United States - (42.7)% (continued)
Albemarle Corp.	(10,418)	(724,259)
Alcoa Corp. *	(48,311)	(969,602)
Alkermes plc *	(4,191)	(81,766)
Allegheny Technologies, Inc. *	(23,247)	(470,752)
Alliance Data Systems Corp.	(298)	(38,183)
Alnylam Pharmaceuticals, Inc. *	(23,145)	(1,861,321)
Altice USA, Inc., Class A *	(28,538)	(818,470)
Altria Group, Inc.	(28,075)	(1,148,268)
Amcor plc	(31,749)	(309,553)
Amedisys, Inc. *	(344)	(45,067)
American Airlines Group, Inc.	(17,989)	(485,163)
American International Group, Inc.	(12,931)	(720,257)
AO Smith Corp.	(4,147)	(197,853)
Apache Corp.	(63,932)	(1,636,659)
Aptiv plc	(12,625)	(1,103,678)
Arista Networks, Inc. *	(1,622)	(387,528)
Ashland Global Holdings, Inc.	(3,803)	(293,021)
Atlassian Corp. plc, Class A *	(3,982)	(499,502)
Avanos Medical, Inc. *	(3,820)	(143,097)
Avis Budget Group, Inc. *	(2,148)	(60,702)
Axalta Coating Systems Ltd. *	(21,470)	(647,321)
Baker Hughes a GE Co.	(34,741)	(805,991)
Ball Corp.	(15,245)	(1,109,988)
BancorpSouth Bank	(2,034)	(60,227)
Bank OZK	(7,363)	(200,789)
Berry Global Group, Inc. *	(1,877)	(73,710)
BGC Partners, Inc., Class A	(67,978)	(373,879)
BioMarin Pharmaceutical, Inc. *	(1,279)	(86,205)
Bluebird Bio, Inc. *	(13,349)	(1,225,705)
Brink’s Co. (The)	(7,314)	(606,696)
BWX Technologies, Inc.	(4,125)	(235,991)
Cabot Corp.	(5,011)	(227,099)
Cabot Oil & Gas Corp.	(18,063)	(317,367)
Carpenter Technology Corp.	(3,205)	(165,570)
Carvana Co. *	(5,418)	(357,588)
Cathay General Bancorp	(797)	(27,684)
Cboe Global Markets, Inc.	(4,673)	(536,974)
CenterPoint Energy, Inc.	(18,674)	(563,581)
Ceridian HCM Holding, Inc. *	(4,697)	(231,891)
Charles Schwab Corp. (The)	(8,574)	(358,650)
Charter Communications, Inc., Class A *	(2,018)	(831,658)
Chemours Co. (The)	(7,170)	(107,120)
Cheniere Energy, Inc. *	(53,007)	(3,342,620)
Chevron Corp.	(5,962)	(707,093)
CIT Group, Inc.	(3,608)	(163,478)
Citizens Financial Group, Inc.	(3,385)	(119,727)
CNO Financial Group, Inc.	(45,087)	(713,727)
Cognex Corp.	(2,037)	(100,078)
Comerica, Inc.	(426)	(28,112)
CommVault Systems, Inc. *	(2,350)	(105,069)
Compass Minerals International, Inc.	(9,515)	(537,502)
Concho Resources, Inc.	(6,567)	(445,899)
Conduent, Inc. *	(43,487)	(270,489)
ConocoPhillips	(3,114)	(177,436)
Core Laboratories NV	(5,314)	(247,739)
Coupa Software, Inc. *	(2,814)	(364,610)
Covetrus, Inc. *	(6,830)	(81,209)
Cree, Inc. *	(719)	(35,231)
CSX Corp.	(2,842)	(196,865)
Cullen/Frost Bankers, Inc.	(1,977)	(175,063)

INVESTMENTS	SHARES	VALUE ($)
United States - (42.7)% (continued)
Dell Technologies, Inc., Class C *	(12,270)	(636,322)
Devon Energy Corp.	(14,707)	(353,850)
DexCom, Inc. *	(5,278)	(787,689)
DocuSign, Inc. *	(5,339)	(330,591)
Dollar Tree, Inc. *	(286)	(32,650)
Dominion Energy, Inc.	(2,902)	(235,178)
Domino’s Pizza, Inc.	(731)	(178,795)
DuPont de Nemours, Inc.	(4,020)	(286,666)
Dycom Industries, Inc. *	(2,739)	(139,826)
Eagle Materials, Inc.	(7,117)	(640,601)
Edgewell Personal Care Co. *	(5,154)	(167,453)
Edison International	(5,421)	(408,852)
Element Solutions, Inc. *	(48,109)	(489,750)
Energizer Holdings, Inc.	(12,644)	(551,026)
EOG Resources, Inc.	(5,698)	(422,906)
EQT Corp.	(73,197)	(778,816)
Equifax, Inc.	(2,450)	(344,642)
Equitrans Midstream Corp.	(71,949)	(1,046,858)
Erie Indemnity Co., Class A	(789)	(146,478)
Exact Sciences Corp. *	(773)	(69,856)
Extraction Oil & Gas, Inc. *	(2,567)	(7,547)
Exxon Mobil Corp.	(7,954)	(561,632)
Fastenal Co.	(21,901)	(715,506)
FedEx Corp.	(11,500)	(1,674,055)
FireEye, Inc. *	(73,576)	(981,504)
First Horizon National Corp.	(25,094)	(406,523)
First Republic Bank	(3,867)	(373,939)
Five Below, Inc. *	(8,911)	(1,123,677)
Floor & Decor Holdings, Inc., Class A *	(15,619)	(798,912)
Fluor Corp.	(3,227)	(61,733)
FNB Corp.	(33,713)	(388,711)
Ford Motor Co.	(20,333)	(186,250)
Freeport-McMoRan, Inc.	(147,964)	(1,416,015)
Gartner, Inc. *	(351)	(50,189)
GCI Liberty, Inc., Class A *	(4,810)	(298,557)
General Electric Co.	(239,579)	(2,141,835)
Genuine Parts Co.	(4,924)	(490,381)
GoDaddy, Inc., Class A *	(864)	(57,007)
Granite Construction, Inc.	(3,786)	(121,644)
Graphic Packaging Holding Co.	(50,276)	(741,571)
Green Dot Corp., Class A *	(1,157)	(29,214)
Guidewire Software, Inc. *	(2,630)	(277,149)
Hain Celestial Group, Inc. (The) *	(46,457)	(997,664)
Hancock Whitney Corp.	(3,611)	(138,283)
Harley-Davidson, Inc.	(27,735)	(997,628)
HD Supply Holdings, Inc. *	(2,970)	(116,350)
Healthcare Services Group, Inc.	(21,255)	(516,284)
HealthEquity, Inc. *	(10,114)	(577,965)
Hess Corp.	(25,589)	(1,547,623)
Home BancShares, Inc.	(9,849)	(185,112)
Howard Hughes Corp. (The) *	(4,716)	(611,194)
Huntington Bancshares, Inc.	(16,880)	(240,878)
Illumina, Inc. *	(5,440)	(1,654,957)
Insulet Corp. *	(1,255)	(206,987)
InterDigital, Inc.	(2,395)	(125,666)
International Flavors & Fragrances, Inc.	(6,231)	(764,481)
International Game Technology plc	(53,785)	(764,285)
James Hardie Industries plc, CHESS (2)	(59,971)	(1,007,379)
Jefferies Financial Group, Inc.	(4,638)	(85,339)
Kansas City Southern	(1,663)	(221,196)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
United States - (42.7)% (continued)
Kemper Corp.	(775)	(60,411)
Kennametal, Inc.	(897)	(27,574)
KeyCorp	(17,379)	(310,041)
Kinder Morgan, Inc.	(19,418)	(400,205)
Kirby Corp. *	(4,289)	(352,384)
Kraft Heinz Co. (The)	(56,833)	(1,587,630)
L Brands, Inc.	(3,560)	(69,740)
Legg Mason, Inc.	(721)	(27,535)
Leggett & Platt, Inc.	(670)	(27,430)
Liberty Broadband Corp., Class C *	(2,890)	(302,496)
Lions Gate Entertainment Corp., Class A	(39,650)	(366,763)
Live Nation Entertainment, Inc. *	(522)	(34,629)
LiveRamp Holdings, Inc. *	(2,942)	(126,388)
LKQ Corp. *	(19,549)	(614,816)
Loews Corp.	(2,984)	(153,616)
Louisiana-Pacific Corp.	(11,999)	(294,935)
Lumentum Holdings, Inc. *	(2,735)	(146,487)
Macquarie Infrastructure Corp.	(20,583)	(812,411)
Madison Square Garden Co. (The), Class A *	(4,144)	(1,092,027)
Markel Corp. *	(317)	(374,662)
Marsh & McLennan Cos., Inc.	(2,010)	(201,101)
Martin Marietta Materials, Inc.	(2,290)	(627,689)
Matador Resources Co. *	(6,138)	(101,461)
Mattel, Inc. *	(91,779)	(1,045,363)
MDU Resources Group, Inc.	(1,004)	(28,303)
Mercury General Corp.	(2,003)	(111,928)
Minerals Technologies, Inc.	(773)	(41,039)
Mohawk Industries, Inc. *	(295)	(36,601)
MongoDB, Inc. *	(4,670)	(562,642)
Murphy Oil Corp.	(4,701)	(103,939)
Nabors Industries Ltd.	(190,949)	(357,075)
National Fuel Gas Co.	(14,888)	(698,545)
National Oilwell Varco, Inc.	(23,484)	(497,861)
NCR Corp. *	(17,748)	(560,127)
Nektar Therapeutics *	(51,303)	(934,484)
Netflix, Inc. *	(7,619)	(2,038,996)
Neurocrine Biosciences, Inc. *	(2,635)	(237,440)
Newell Brands, Inc.	(89,147)	(1,668,832)
Newmont Goldcorp Corp.	(18,501)	(701,558)
News Corp., Class A	(65,714)	(914,739)
Nielsen Holdings plc	(56,184)	(1,193,910)
NiSource, Inc.	(64,262)	(1,922,718)
Noble Energy, Inc.	(74,634)	(1,676,280)
NOW, Inc. *	(10,712)	(122,867)
NRG Energy, Inc.	(10,794)	(427,442)
Nutanix, Inc., Class A *	(8,492)	(222,915)
NVIDIA Corp.	(479)	(83,380)
Occidental Petroleum Corp.	(22,603)	(1,005,155)
Oceaneering International, Inc. *	(4,800)	(65,040)
Okta, Inc. *	(767)	(75,519)
Olin Corp.	(3,836)	(71,810)
Ollie’s Bargain Outlet Holdings, Inc. *	(14,290)	(837,966)
ONEOK, Inc.	(12,730)	(938,074)
Owens-Illinois, Inc.	(3,976)	(40,834)
PacWest Bancorp	(10,115)	(367,579)
Papa John’s International, Inc.	(1,499)	(78,473)
Penn National Gaming, Inc. *	(21,844)	(406,845)
Penumbra, Inc. *	(1,565)	(210,477)
People’s United Financial, Inc.	(2,067)	(32,318)

INVESTMENTS	SHARES	VALUE ($)
United States - (42.7)% (continued)
Philip Morris International, Inc.	(13,640)	(1,035,685)
Pinnacle Financial Partners, Inc.	(2,620)	(148,685)
Pluralsight, Inc., Class A *	(57,097)	(958,944)
PNM Resources, Inc.	(570)	(29,686)
PolyOne Corp.	(851)	(27,785)
Pool Corp.	(3,905)	(787,639)
Premier, Inc., Class A *	(17,171)	(496,585)
Primerica, Inc.	(262)	(33,334)
Prosperity Bancshares, Inc.	(1,461)	(103,190)
Pure Storage, Inc., Class A *	(186,807)	(3,164,510)
Range Resources Corp.	(80,145)	(306,154)
Regions Financial Corp.	(19,698)	(311,622)
RingCentral, Inc., Class A *	(3,413)	(428,878)
Roku, Inc. *	(3,008)	(306,094)
Royal Gold, Inc.	(1,271)	(156,600)
Sage Therapeutics, Inc. *	(5,795)	(812,981)
Schlumberger Ltd.	(28,310)	(967,353)
Scientific Games Corp. *	(40,053)	(815,079)
Sealed Air Corp.	(23,416)	(971,998)
Signet Jewelers Ltd.	(8,554)	(143,365)
Sirius XM Holdings, Inc.	(6,861)	(42,916)
Six Flags Entertainment Corp.	(9,553)	(485,197)
SLM Corp.	(8,192)	(72,294)
Smartsheet, Inc., Class A *	(733)	(26,410)
Snap, Inc., Class A *	(2,716)	(42,913)
Sotheby’s *	(680)	(38,746)
Southwest Airlines Co.	(694)	(37,483)
Spectrum Brands Holdings, Inc.	(116)	(6,116)
Splunk, Inc. *	(1,384)	(163,118)
Square, Inc., Class A *	(13,828)	(856,645)
Stericycle, Inc. *	(29,926)	(1,524,131)
Sterling Bancorp	(16,771)	(336,426)
SVB Financial Group *	(191)	(39,909)
Switch, Inc., Class A	(6,854)	(107,059)
Synovus Financial Corp.	(847)	(30,289)
Targa Resources Corp.	(72,316)	(2,904,933)
Tenet Healthcare Corp. *	(29,732)	(657,672)
Teradata Corp. *	(5,601)	(173,631)
Tesla, Inc. *	(16,311)	(3,928,830)
Texas Capital Bancshares, Inc. *	(3,283)	(179,416)
Thor Industries, Inc.	(11,857)	(671,580)
Tiffany & Co.	(295)	(27,326)
Transocean Ltd. *	(135,066)	(603,745)
TreeHouse Foods, Inc. *	(6,625)	(367,356)
Trex Co., Inc. *	(12,995)	(1,181,635)
Trinity Industries, Inc.	(16,431)	(323,362)
Tupperware Brands Corp.	(9,539)	(151,384)
Twilio, Inc., Class A *	(7,578)	(833,277)
UMB Financial Corp.	(426)	(27,511)
Umpqua Holdings Corp.	(7,369)	(121,294)
Under Armour, Inc., Class A *	(3,137)	(62,552)
Union Pacific Corp.	(6,261)	(1,014,157)
United Bankshares, Inc.	(7,716)	(292,205)
United Parcel Service, Inc., Class B	(2,883)	(345,441)
United Rentals, Inc. *	(1,407)	(175,368)
Univar Solutions, Inc. *	(75,510)	(1,567,588)
Vail Resorts, Inc.	(1,410)	(320,860)
Valaris plc	(92,934)	(447,013)
Valley National Bancorp	(23,447)	(254,869)
Valmont Industries, Inc.	(540)	(74,758)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
United States - (42.7)% (continued)
Valvoline, Inc.	(14,667)	(323,114)
Virtu Financial, Inc., Class A	(16,688)	(273,016)
Visteon Corp. *	(10,059)	(830,270)
Vulcan Materials Co.	(4,095)	(619,328)
Wabtec Corp.	(21,110)	(1,516,965)
Watsco, Inc.	(4,180)	(707,172)
Wayfair, Inc., Class A *	(1,626)	(182,307)
Webster Financial Corp.	(3,818)	(178,950)
Welbilt, Inc. *	(33,770)	(569,362)
Western Alliance Bancorp	(694)	(31,980)
Western Digital Corp.	(23,859)	(1,422,951)
Williams Cos., Inc. (The)	(79,141)	(1,904,131)
Willis Towers Watson plc	(962)	(185,637)
Workday, Inc., Class A *	(219)	(37,221)
World Wrestling Entertainment, Inc., Class A	(13,468)	(958,248)
WPX Energy, Inc. *	(44,488)	(471,128)
WR Grace & Co.	(5,738)	(383,069)
WW Grainger, Inc.	(990)	(294,179)
Wynn Resorts Ltd.	(2,996)	(325,725)
XPO Logistics, Inc. *	(17,822)	(1,275,521)
Zayo Group Holdings, Inc. *	(78,302)	(2,654,437)
Zendesk, Inc. *	(8,949)	(652,203)
Zillow Group, Inc., Class C *	(23,503)	(700,859)
Zions Bancorp NA	(6,032)	(268,545)

		(141,368,770)

Zambia - (0.2)%
First Quantum Minerals Ltd.	(64,589)	(542,609)

TOTAL COMMON STOCKS (Proceeds $(302,497,584))		(271,433,845)

TOTAL SHORT POSITIONS (Proceeds $(302,497,584))		(271,433,845)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 87.6% (Cost $232,148,004)		289,525,313

OTHER ASSETS IN EXCESS OF LIABILITIES - 12.4% (i)		40,864,635

NET ASSETS - 100.0%		330,389,948

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$13,209,003	4.0%
Consumer Discretionary	6,075,963	1.8
Consumer Staples	(1,617,401)	(0.5)
Energy	(19,958,402)	(6.0)
Financials	22,538,314	6.8
Health Care	19,222,448	5.8
Industrials	(8,239,708)	(2.5)
Information Technology	10,161,980	3.1
Materials	(11,871,075)	(3.6)
Real Estate	(1,663,820)	(0.5)
Utilities	26,719,572	8.1
Short-Term Investments	234,948,492	71.1

Total Investments In Securities At Value	289,525,313	87.6
Other Assets in Excess of Liabilities (i)	40,864,635	12.4

Net Assets	$330,389,948	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $231,285,274.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2019 amounted to $(2,297,840), which represents approximately (0.70)% of net assets of the fund.

(c)	All or a portion of this security has been rehypothecated in connection with the Fund’s Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $68,184,333.
(d)	Represents less than 0.05% of net assets.
(e)	Represents 7-day effective yield as of September 30, 2019.
(f)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(g)	The rate shown was the effective yield at the date of purchase.
(h)	All or a portion of the security pledged as collateral for swap contracts.
(i)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap and written options contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security.

Written Call Option Contracts (Premium Style) as of September 30, 2019:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE

EURO STOXX 50 Index	JPMS	17	EUR	(606,807)	EUR	3,475.00	10/18/2019	$(20,233)
EURO STOXX 50 Index	JPMS	33	EUR	(1,177,919)	EUR	3,475.00	11/15/2019	(46,471)
EURO STOXX 50 Index	JPMS	3	EUR	(107,084)	EUR	3,500.00	10/18/2019	(2,897)
EURO STOXX 50 Index	JPMS	11	EUR	(392,640)	EUR	3,525.00	10/18/2019	(8,309)
FTSE 100 Index	JPMS	4	GBP	(296,328)	GBP	7,125.00	10/18/2019	(14,828)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Written Call Option Contracts (Premium Style) as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE

FTSE 100 Index	JPMS	9	GBP	(666,739)	GBP	7,225.00	11/15/2019	$(27,222)
FTSE 100 Index	JPMS	6	GBP	(444,493)	GBP	7,250.00	10/18/2019	(14,128)
Nikkei 225 Index	JPMS	3	JPY	(65,267,520)	JPY	21,000.00	11/8/2019	(26,775)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,960.00	10/18/2019	(4,950)
S&P 500 Index	JPMS	2	USD	(595,348)	USD	2,960.00	11/15/2019	(14,820)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,970.00	10/18/2019	(4,240)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,970.00	11/15/2019	(6,650)
S&P 500 Index	JPMS	5	USD	(1,488,370)	USD	2,975.00	10/18/2019	(20,750)
S&P 500 Index	JPMS	2	USD	(595,348)	USD	2,975.00	11/15/2019	(12,980)
S&P 500 Index	JPMS	5	USD	(1,488,370)	USD	2,985.00	10/18/2019	(17,700)
S&P 500 Index	JPMS	8	USD	(2,381,392)	USD	2,985.00	11/15/2019	(44,960)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	3,000.00	11/15/2019	(4,910)
S&P 500 Index	JPMS	4	USD	(1,190,696)	USD	3,005.00	10/18/2019	(9,272)
S&P 500 Index	JPMS	8	USD	(2,381,392)	USD	3,005.00	11/15/2019	(35,600)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	3,015.00	10/18/2019	(1,736)
S&P 500 Index	JPMS	4	USD	(1,190,696)	USD	3,015.00	11/15/2019	(16,160)

								$(355,591)

Written Put Option Contracts (Premium Style) as of September 30, 2019:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE

EURO STOXX 50 Index	JPMS	34	EUR	(1,213,613)	EUR	3,275.00	11/15/2019	$(5,633)
EURO STOXX 50 Index	JPMS	33	EUR	(1,177,919)	EUR	3,325.00	11/15/2019	(7,014)
EURO STOXX 50 Index	JPMS	28	EUR	(999,446)	EUR	3,375.00	10/18/2019	(2,289)
EURO STOXX 50 Index	JPMS	33	EUR	(1,177,919)	EUR	3,375.00	11/15/2019	(9,100)
EURO STOXX 50 Index	JPMS	27	EUR	(963,752)	EUR	3,400.00	10/18/2019	(2,737)
EURO STOXX 50 Index	JPMS	17	EUR	(606,807)	EUR	3,425.00	10/18/2019	(2,131)
EURO STOXX 50 Index	JPMS	33	EUR	(1,177,919)	EUR	3,425.00	11/15/2019	(11,906)
EURO STOXX 50 Index	JPMS	31	EUR	(1,106,530)	EUR	3,450.00	10/18/2019	(4,798)
EURO STOXX 50 Index	JPMS	14	EUR	(499,723)	EUR	3,475.00	10/18/2019	(2,686)
EURO STOXX 50 Index	JPMS	7	EUR	(249,862)	EUR	3,500.00	10/18/2019	(1,686)
EURO STOXX 50 Index	JPMS	2	EUR	(71,389)	EUR	3,550.00	10/18/2019	(765)
FTSE 100 Index	JPMS	10	GBP	(740,821)	GBP	6,875.00	11/15/2019	(3,135)
FTSE 100 Index	JPMS	9	GBP	(666,739)	GBP	6,950.00	11/15/2019	(3,596)
FTSE 100 Index	JPMS	10	GBP	(740,821)	GBP	7,025.00	10/18/2019	(1,168)
FTSE 100 Index	JPMS	10	GBP	(740,821)	GBP	7,050.00	11/15/2019	(5,410)
FTSE 100 Index	JPMS	5	GBP	(370,411)	GBP	7,075.00	10/18/2019	(738)
FTSE 100 Index	JPMS	5	GBP	(370,411)	GBP	7,125.00	10/18/2019	(953)
FTSE 100 Index	JPMS	9	GBP	(666,739)	GBP	7,125.00	11/15/2019	(6,197)
FTSE 100 Index	JPMS	5	GBP	(370,411)	GBP	7,175.00	10/18/2019	(1,230)
Nikkei 225 Index	JPMS	3	JPY	(65,267,520)	JPY	19,875.00	11/8/2019	(1,914)
Nikkei 225 Index	JPMS	1	JPY	(21,755,840)	JPY	20,000.00	11/8/2019	(731)
Nikkei 225 Index	JPMS	3	JPY	(65,267,520)	JPY	20,125.00	11/8/2019	(2,442)
Nikkei 225 Index	JPMS	1	JPY	(21,755,840)	JPY	20,250.00	11/8/2019	(897)
Nikkei 225 Index	JPMS	3	JPY	(65,267,520)	JPY	20,375.00	11/8/2019	(3,191)
Nikkei 225 Index	JPMS	1	JPY	(21,755,840)	JPY	20,625.00	10/11/2019	(277)
Nikkei 225 Index	JPMS	1	JPY	(21,755,840)	JPY	20,625.00	11/8/2019	(1,295)
Nikkei 225 Index	JPMS	1	JPY	(21,755,840)	JPY	20,750.00	10/11/2019	(351)
Nikkei 225 Index	JPMS	3	JPY	(65,267,520)	JPY	20,750.00	11/8/2019	(4,439)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Written Put Option Contracts (Premium Style) as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE

Nikkei 225 Index	JPMS	2	JPY	(43,511,680)	JPY	21,125.00	10/11/2019	$(1,332)
Nikkei 225 Index	JPMS	1	JPY	(21,755,840)	JPY	21,375.00	10/11/2019	(1,064)
Nikkei 225 Index	JPMS	1	JPY	(21,755,840)	JPY	21,500.00	10/11/2019	(1,341)
Nikkei 225 Index	JPMS	1	JPY	(21,755,840)	JPY	21,750.00	10/11/2019	(2,127)
S&P 500 Index	JPMS	2	USD	(595,348)	USD	2,775.00	11/15/2019	(3,780)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,790.00	11/15/2019	(2,080)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,805.00	11/15/2019	(2,360)
S&P 500 Index	JPMS	5	USD	(1,488,370)	USD	2,810.00	11/15/2019	(11,300)
S&P 500 Index	JPMS	2	USD	(595,348)	USD	2,820.00	11/15/2019	(4,840)
S&P 500 Index	JPMS	2	USD	(595,348)	USD	2,830.00	11/15/2019	(5,280)
S&P 500 Index	JPMS	2	USD	(595,348)	USD	2,835.00	11/15/2019	(5,200)
S&P 500 Index	JPMS	5	USD	(1,488,370)	USD	2,840.00	10/18/2019	(4,225)
S&P 500 Index	JPMS	10	USD	(2,976,740)	USD	2,840.00	11/15/2019	(27,800)
S&P 500 Index	JPMS	5	USD	(1,488,370)	USD	2,855.00	11/15/2019	(14,875)
S&P 500 Index	JPMS	4	USD	(1,190,696)	USD	2,860.00	10/18/2019	(4,260)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,865.00	10/18/2019	(1,139)
S&P 500 Index	JPMS	4	USD	(1,190,696)	USD	2,865.00	11/15/2019	(12,600)
S&P 500 Index	JPMS	10	USD	(2,976,740)	USD	2,870.00	10/18/2019	(12,700)
S&P 500 Index	JPMS	4	USD	(1,190,696)	USD	2,870.00	11/15/2019	(12,640)
S&P 500 Index	JPMS	10	USD	(2,976,740)	USD	2,880.00	11/15/2019	(34,300)
S&P 500 Index	JPMS	2	USD	(595,348)	USD	2,885.00	10/18/2019	(2,940)
S&P 500 Index	JPMS	5	USD	(1,488,370)	USD	2,890.00	10/18/2019	(7,020)
S&P 500 Index	JPMS	4	USD	(1,190,696)	USD	2,895.00	10/18/2019	(6,400)
S&P 500 Index	JPMS	5	USD	(1,488,370)	USD	2,895.00	11/15/2019	(18,450)
S&P 500 Index	JPMS	4	USD	(1,190,696)	USD	2,905.00	10/18/2019	(6,836)
S&P 500 Index	JPMS	5	USD	(1,488,370)	USD	2,905.00	11/15/2019	(19,830)
S&P 500 Index	JPMS	2	USD	(595,348)	USD	2,910.00	10/18/2019	(3,582)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,915.00	11/15/2019	(4,127)
S&P 500 Index	JPMS	7	USD	(2,083,718)	USD	2,920.00	10/18/2019	(13,335)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,920.00	11/15/2019	(4,360)
S&P 500 Index	JPMS	8	USD	(2,381,392)	USD	2,925.00	10/18/2019	(17,600)
S&P 500 Index	JPMS	9	USD	(2,679,066)	USD	2,925.00	11/15/2019	(38,070)
S&P 500 Index	JPMS	3	USD	(893,022)	USD	2,935.00	10/18/2019	(6,720)
S&P 500 Index	JPMS	4	USD	(1,190,696)	USD	2,940.00	10/18/2019	(9,520)
S&P 500 Index	JPMS	8	USD	(2,381,392)	USD	2,940.00	11/15/2019	(38,520)
S&P 500 Index	JPMS	8	USD	(2,381,392)	USD	2,945.00	10/18/2019	(19,640)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,945.00	11/15/2019	(4,990)
S&P 500 Index	JPMS	4	USD	(1,190,696)	USD	2,950.00	10/18/2019	(10,360)
S&P 500 Index	JPMS	2	USD	(595,348)	USD	2,955.00	10/18/2019	(5,700)
S&P 500 Index	JPMS	2	USD	(595,348)	USD	2,960.00	10/18/2019	(5,560)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,960.00	11/15/2019	(5,487)
S&P 500 Index	JPMS	8	USD	(2,381,392)	USD	2,965.00	11/15/2019	(47,599)
S&P 500 Index	JPMS	6	USD	(1,786,044)	USD	2,970.00	10/18/2019	(19,500)
S&P 500 Index	JPMS	4	USD	(1,190,696)	USD	2,980.00	10/18/2019	(14,800)
S&P 500 Index	JPMS	3	USD	(893,022)	USD	2,980.00	11/15/2019	(18,300)
S&P 500 Index	JPMS	6	USD	(1,786,044)	USD	2,995.00	10/18/2019	(24,540)

								$(627,738)

Total Written Option Contracts (Premium Style) (Premiums Received ($1,207,805))								$(983,329)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Written Call Option Contracts (Futures Style) as of September 30, 2019:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Euro-Bund December Futures	JPMS	12	EUR	(1,200,000)	EUR	175.00	10/25/2019	$16,161
Euro-Bund December Futures	JPMS	1	EUR	(100,000)	EUR	175.50	10/25/2019	1,160
Euro-Bund December Futures	JPMS	25	EUR	(2,500,000)	EUR	176.00	10/25/2019	26,988
Euro-Bund December Futures	JPMS	8	EUR	(800,000)	EUR	176.50	10/25/2019	10,697

								$55,006

Written Put Option Contracts (Futures Style) as of September 30, 2019:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Euro-Bund December Futures	JPMS	20	EUR	(2,000,000)	EUR	173.00	10/25/2019	$7,873
Euro-Bund December Futures	JPMS	2	EUR	(200,000)	EUR	173.50	10/25/2019	205
Euro-Bund December Futures	JPMS	20	EUR	(2,000,000)	EUR	174.00	10/25/2019	7,324
Euro-Bund December Futures	JPMS	17	EUR	(1,700,000)	EUR	174.50	10/25/2019	(211)
Euro-Bund December Futures	JPMS	11	EUR	(1,100,000)	EUR	175.00	10/25/2019	2,477
Euro-Bund December Futures	JPMS	17	EUR	(1,700,000)	EUR	175.50	10/25/2019	(5,013)
Euro-Bund December Futures	JPMS	8	EUR	(800,000)	EUR	176.50	10/25/2019	(5,721)

								$6,934

Total Written Option Contracts (Futures Style)								$61,940

Total return swap contracts outstanding as of September 30, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Hang Seng Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	JPMC	10/30/2019	HKD	(33,854,600)	$2,541
Swiss Market Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	12/20/2019	CHF	3,016,200	29,655
Swiss Market Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MSCS	12/20/2019	CHF	15,382,620	129,963

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

MSCI Australia Net Return Index	Decreases in total return of reference entity and pays the Australian Bank-Bill Swap Reference Rate (“BBR”) plus or minus a specified spread (-0.05%)	Increases in total return of reference entity	Monthly	BANA	12/20/2019	AUD	431,331	$3,017
MSCI Australia Net Return Index	Decreases in total return of reference entity and pays the BBR plus or minus a specified spread (-0.10%)	Increases in total return of reference entity	Monthly	BANA	12/20/2019	AUD	835,492	6,301
MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the Euro Interbank Offered Rate (“EURIBOR”) plus or minus a specified spread (-0.10%)	Increases in total return of reference entity	Monthly	BANA	12/20/2019	EUR	2,108,185	18,928
MSCI Japan Net Return Index	Decreases in total return of reference entity and pays the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread (-0.20%)	Increases in total return of reference entity	Monthly	BANA	12/20/2019	JPY	350,631,960	4,191
MSCI Spain Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.10%)	Increases in total return of reference entity	Monthly	BANA	12/20/2019	EUR	218,622	7,080

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

MSCI Spain Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.10%)	Increases in total return of reference entity	Monthly	BANA	12/20/2019	EUR	340,834	$10,233
MSCI Spain Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.10%)	Increases in total return of reference entity	Monthly	BANA	12/20/2019	EUR	386,006	13,989
MSCI Spain Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.10%)	Increases in total return of reference entity	Monthly	BANA	12/20/2019	EUR	4,127,043	122,321
MSCI Switzerland Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.08%)	Increases in total return of reference entity	Monthly	BANA	12/20/2019	CHF	3,083	2
MSCI Switzerland Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.08%)	Increases in total return of reference entity	Monthly	BANA	12/20/2019	CHF	388,977	2,758
MSCI Switzerland Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.08%)	Increases in total return of reference entity	Monthly	BANA	12/20/2019	CHF	1,794,777	263

								351,242

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

MSCI Canada Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Canadian Bankers’ Acceptance Rate (“BA”) plus or minus a specified spread (-0.65%)	Monthly	BANA	12/18/2019	CAD	(1,568,141)	$(15,678)
MSCI France Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the EURIBOR plus or minus a specified spread (-0.42%)	Monthly	BANA	12/18/2019	EUR	(1,016,919)	(19,551)
MSCI Japan Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (-0.20%)	Increases in total return of reference entity	Monthly	BANA	12/20/2019	JPY	21,974,172	(2,507)
MSCI Netherlands Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the EURIBOR plus or minus a specified spread (-0.32%)	Monthly	BANA	12/18/2019	EUR	(329,438)	(4,925)
MSCI Netherlands Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the EURIBOR plus or minus a specified spread (-0.32%)	Monthly	BANA	12/18/2019	EUR	(346,727)	(4,719)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

MSCI Netherlands Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the EURIBOR plus or minus a specified spread (-0.32%)	Monthly	BANA	12/18/2019	EUR	(401,516)	$(6,986)
MSCI Sweden Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Stockholm Interbank Offered Rate (“STIBOR”) plus or minus a specified spread (-0.55%)	Monthly	BANA	12/18/2019	SEK	(54,352,390)	(118,765)

								(173,131)

								$178,111

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Long Contracts
IBEX 35 Index	185	10/2019	EUR	$18,616,482	$478,948
Australia 10 Year Bond	1,014	12/2019	AUD	100,845,753	923,525
Australia 3 Year Bond	624	12/2019	AUD	48,725,378	168,994
DJIA CBOT E-Mini Index	29	12/2019	USD	3,900,645	(30,545)
EURO STOXX 50 Index	1,228	12/2019	EUR	47,582,203	589,439
Euro-Bobl	161	12/2019	EUR	23,804,126	(170,406)
Euro-BTP	3	12/2019	EUR	476,875	579
Euro-Bund	966	12/2019	EUR	183,466,377	(1,880,751)
Euro-Buxl	1	12/2019	EUR	237,064	(5,998)
Euro-OAT	11	12/2019	EUR	2,041,923	(19,697)
Euro-Schatz	282	12/2019	EUR	34,526,411	(105,428)
FTSE 100 Index	205	12/2019	GBP	18,610,683	162,923
FTSE/MIB Index	102	12/2019	EUR	12,265,927	160,790
Japan 10 Year Bond	109	12/2019	JPY	156,274,497	229,980
MSCI EAFE E-Mini Index	1	12/2019	USD	94,920	(929)
NASDAQ 100 E-Mini Index	31	12/2019	USD	4,817,710	(106,113)
Nikkei 225 Index	2	12/2019	JPY	402,497	(2,125)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Long Contracts (continued)
S&P/TSX 60 Index	67	12/2019	CAD	$10,074,907	$(17,488)
SPI 200 Index	326	12/2019	AUD	36,756,628	66,337
TOPIX Index	107	12/2019	JPY	15,714,775	(197,153)
U.S. Treasury 2 Year Note	225	12/2019	USD	48,487,500	(125,532)
U.S. Treasury 5 Year Note	265	12/2019	USD	31,574,336	(115,519)
U.S. Treasury Long Bond	62	12/2019	USD	10,063,375	25,944
U.S. Treasury Ultra Bond	48	12/2019	USD	9,211,500	73,807

					103,582

Short Contracts
Amsterdam Exchange Index	(68)	10/2019	EUR	(8,599,749)	(58,765)
CAC 40 10 Euro Index	(90)	10/2019	EUR	(5,567,901)	(71,305)
Hang Seng Index	(74)	10/2019	HKD	(12,293,836)	(10,096)
MSCI Singapore Index	(50)	10/2019	SGD	(1,299,606)	(3,727)
OMXS30 Index	(448)	10/2019	SEK	(7,498,865)	19,888
Canada 10 Year Bond	(544)	12/2019	CAD	(58,553,346)	278,009
DAX Index	(34)	12/2019	EUR	(11,498,264)	(51,006)
Long Gilt	(916)	12/2019	GBP	(151,190,184)	(539,623)
Russell 2000 E-Mini Index	(30)	12/2019	USD	(2,287,500)	32,280
S&P 500 E-Mini Index	(511)	12/2019	USD	(76,100,675)	542,025
U.S. Treasury 10 Year Note	(346)	12/2019	USD	(45,088,125)	271,193

					408,873

					$512,455

Forward foreign currency contracts outstanding as of September 30, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)

AUD	6,235,750	USD	4,193,184	CITI	12/18/2019	$26,088
AUD	6,235,750	USD	4,193,189	JPMC	12/18/2019	26,084
CAD	25,454,824	USD	19,162,116	CITI	12/18/2019	76,618
CAD	25,454,813	USD	19,162,131	JPMC	12/18/2019	76,596
GBP	14,196,874	USD	17,396,576	CITI	12/18/2019	115,956
GBP	14,196,875	USD	17,396,599	JPMC	12/18/2019	115,936
JPY	550,970,498	USD	5,123,716	CITI	12/18/2019	1,598
JPY	550,970,502	USD	5,123,723	JPMC	12/18/2019	1,591
USD	6,969,940	AUD	10,256,248	CITI	12/18/2019	30,293
USD	6,969,934	AUD	10,256,252	JPMC	12/18/2019	30,284
USD	7,567,747	CAD	9,994,820	CITI	12/18/2019	13,672
USD	7,567,744	CAD	9,994,828	JPMC	12/18/2019	13,662
USD	46,744,635	CHF	45,654,490	CITI	12/18/2019	679,095
USD	46,744,597	CHF	45,654,510	JPMC	12/18/2019	679,037
USD	144,951	DKK	969,000	CITI	12/18/2019	2,568
USD	144,951	DKK	969,000	JPMC	12/18/2019	2,568

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Forward foreign currency contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)

USD	51,090,256	EUR	45,864,994	CITI	12/18/2019	$794,805
USD	51,090,328	EUR	45,865,006	JPMC	12/18/2019	794,863
USD	12,032,066	GBP	9,708,129	CITI	12/18/2019	56,617
USD	12,032,050	GBP	9,708,128	JPMC	12/18/2019	56,602
USD	4,366,258	JPY	465,036,502	CITI	12/18/2019	40,330
USD	4,366,252	JPY	465,036,498	JPMC	12/18/2019	40,325
USD	18,753,174	NOK	168,435,486	CITI	12/18/2019	215,698
USD	18,753,154	NOK	168,435,514	JPMC	12/18/2019	215,674
USD	15,528,052	NZD	24,527,504	CITI	12/18/2019	141,457
USD	15,528,028	NZD	24,527,496	JPMC	12/18/2019	141,437
USD	7,288,294	SEK	70,242,498	CITI	12/18/2019	114,089
USD	7,288,285	SEK	70,242,502	JPMC	12/18/2019	114,081
USD	121,310	SGD	166,500	CITI	12/18/2019	734
USD	121,310	SGD	166,500	JPMC	12/18/2019	734

Total unrealized appreciation						4,619,092

AUD	38,478,246	USD	26,350,784	CITI	12/18/2019	(315,389)
AUD	38,478,254	USD	26,350,822	JPMC	12/18/2019	(315,425)
CAD	14,627,180	USD	11,103,930	CITI	12/18/2019	(48,721)
CAD	14,627,183	USD	11,103,947	JPMC	12/18/2019	(48,734)
CHF	10,168,502	USD	10,420,155	CITI	12/18/2019	(160,099)
CHF	10,168,498	USD	10,420,163	JPMC	12/18/2019	(160,115)
DKK	140,000	USD	20,974	CITI	12/18/2019	(403)
DKK	140,000	USD	20,974	JPMC	12/18/2019	(403)
EUR	2,210,000	USD	2,457,575	CITI	12/18/2019	(34,095)
EUR	2,210,000	USD	2,457,578	JPMC	12/18/2019	(34,099)
GBP	19,802,629	USD	24,634,455	CITI	12/18/2019	(206,951)
GBP	19,802,622	USD	24,634,477	JPMC	12/18/2019	(206,979)
HKD	514,496	USD	65,785	CITI	12/18/2019	(91)
HKD	514,504	USD	65,786	JPMC	12/18/2019	(91)
JPY	2,446,555,003	USD	23,157,069	CITI	12/18/2019	(398,381)
JPY	2,446,554,989	USD	23,157,097	JPMC	12/18/2019	(398,416)
NOK	34,800,000	USD	3,881,169	CITI	12/18/2019	(51,191)
NOK	34,800,000	USD	3,881,173	JPMC	12/18/2019	(51,196)
NZD	25,738,508	USD	16,463,979	CITI	12/18/2019	(317,698)
NZD	25,738,492	USD	16,463,989	JPMC	12/18/2019	(317,715)
SEK	53,522,996	USD	5,588,755	CITI	12/18/2019	(122,193)
SEK	53,523,004	USD	5,588,763	JPMC	12/18/2019	(122,199)
USD	6,724,274	AUD	9,998,748	CITI	12/18/2019	(41,142)
USD	6,724,268	AUD	9,998,752	JPMC	12/18/2019	(41,150)
USD	4,094,100	CAD	5,436,176	CITI	12/18/2019	(14,558)
USD	4,094,095	CAD	5,436,176	JPMC	12/18/2019	(14,562)
USD	8,746,575	GBP	7,143,371	CITI	12/18/2019	(65,119)
USD	8,746,566	GBP	7,143,372	JPMC	12/18/2019	(65,130)
USD	65,602	HKD	514,496	CITI	12/18/2019	(92)
USD	65,602	HKD	514,504	JPMC	12/18/2019	(92)
USD	1,091,557	JPY	117,369,000	CITI	12/18/2019	(249)
USD	1,091,556	JPY	117,369,000	JPMC	12/18/2019	(251)
USD	476,836	NOK	4,342,500	CITI	12/18/2019	(1,086)
USD	476,836	NOK	4,342,500	JPMC	12/18/2019	(1,086)
USD	151,023	SEK	1,483,500	CITI	12/18/2019	(494)
USD	151,022	SEK	1,483,500	JPMC	12/18/2019	(495)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Forward foreign currency contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)

USD	638,772	SGD	886,500	CITI	12/18/2019	$(3,210)
USD	638,771	SGD	886,500	JPMC	12/18/2019	(3,211)

Total unrealized depreciation						(3,562,511)

Net unrealized appreciation						$1,056,581

See notes to Schedules of Investments.

Schedule of Investments	September 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 119.5%

COMMON STOCKS - 30.8%

Airlines - 0.7%
Gol Linhas Aereas Inteligentes SA, ADR (Brazil) *(a)	2,531	39,155
WestJet Airlines Ltd. (Canada)	146,837	3,391,487

		3,430,642

Auto Components - 0.1%
Garrett Motion, Inc. (Switzerland) *	17,428	173,583
Veoneer, Inc. (Sweden) *	7,817	117,177

		290,760

Automobiles - 0.1%
Tesla, Inc. *(a)	2,768	666,728

Banks - 0.3%
Patriot National Bancorp, Inc.	17,287	220,409
PNBK Holdings LLC, Class A (3)*(b)(c)	2,090,900	1,064,853
PNBK Holdings LLC, Class B (3)*(b)(c)	3,218	—
TCF Financial Corp.	51	1,942

		1,287,204

Biotechnology - 0.2%
BioMarin Pharmaceutical, Inc. *(a)	7,275	490,335
Clovis Oncology, Inc. *	354	1,391
Cyclerion Therapeutics, Inc. *	14,842	179,885
Intercept Pharmaceuticals, Inc. *(a)	16	1,062
Intrexon Corp. *(a)	34,184	195,532
SpringWorks Therapeutics, Inc. *	1,000	21,680

		889,885

Building Products - 0.0% (d)
Resideo Technologies, Inc. *	11,741	168,483

Capital Markets - 22.2%
Acamar Partners Acquisition Corp., Class A *(a)	450,000	4,482,000
Act II Global Acquisition Corp., Class A *	360,000	3,546,000
AMCI Acquisition Corp., Class A *(a)	210,000	2,106,300
Apex Technology Acquisition Corp. *	80,000	815,200
Assetmark Financial Holdings, Inc. *(a)	5,000	130,250
B Riley Principal Merger Corp., Class A (2)*	170,000	1,683,000
Big Rock Partners Acquisition Corp. (2)*	200,000	2,094,000
Boxwood Merger Corp., Class A *	128,243	1,292,689
CF Finance Acquisition Corp., Class A *	300,000	3,042,000
Churchill Capital Corp. II, Class A *	69,999	701,390
Conyers Park II Acquisition Corp., Class A (2)*	15,000	149,250
Crescent Acquisition Corp., Class A (2)*	400,000	3,932,000
Diamond Eagle Acquisition Corp., Class A (2)*	120,000	1,182,000
DiamondPeak Holdings Corp., Class A (2)*	459,999	4,517,190
Experience Investment Corp. *	200,000	2,002,000
FinTech Acquisition Corp. III, Class A (2)*	250,000	2,500,000
GigCapital, Inc. (2)*	175,000	1,785,000
GigCapital2, Inc. *	153,000	1,503,990
Gordon Pointe Acquisition Corp. *	245,960	2,577,661
Gores Holdings III, Inc., Class A *	49,998	505,480
Gores Metropoulos, Inc., Class A (2)*	99,999	999,990

INVESTMENTS	SHARES	VALUE ($)
Capital Markets - 22.2% (continued)
Graf Industrial Corp. (2)*	66,000	661,980
GS Acquisition Holdings Corp., Class A *	150,000	1,530,000
GX Acquisition Corp., Class A *	400,000	3,980,000
Haymaker Acquisition Corp. II, Class A *(a)	399,999	3,959,990
Hennessy Capital Acquisition Corp. IV, Class A (2)*	400,000	4,000,000
Insurance Acquisition Corp., Class A *	220,000	2,167,000
Landcadia Holdings II, Inc., Class A (2)*	349,998	3,419,480
Legacy Acquisition Corp., Class A *	100,000	1,020,000
Leisure Acquisition Corp. (2)*	150,000	1,533,000
Leo Holdings Corp., Class A (United Kingdom) *	6,614	67,727
Longevity Acquisition Corp. (China)(2)*	125,000	25,013
Megalith Financial Acquisition Corp., Class A (2)*	6,400	64,832
Monocle Acquisition Corp. (2)*	236,119	2,351,745
Mudrick Capital Acquisition Corp., Class A (2)*	150,000	1,528,500
Nebula Acquisition Corp., Class A (2)*	139,998	1,422,380
New Providence Acquisition Corp. *	200,000	2,014,000
Opes Acquisition Corp. (Mexico) *	100,000	1,037,000
Pivotal Investment Corp. II *	2	20
Pivotal Investment Corp. II, Class A (2)*	199,998	1,939,981
Proficient Alpha Acquisition Corp. *	80,000	796,000
PROMECAP Acquisition Co. SAB de CV (Mexico) (3)*(b)	400,000	3,932,300
Regalwood Global Energy Ltd., Class A *	115,232	1,189,194
Replay Acquisition Corp. (2)*	230,000	2,277,000
RMG Acquisition Corp., Class A (2)*	499,998	4,889,980
Schultze Special Purpose Acquisition Corp. (2)*	138,000	1,373,100
South Mountain Merger Corp., Class A *	300,000	2,940,000
Spartan Energy Acquisition Corp., Class A *	89,998	908,980
Switchback Energy Acquisition Corp. *	1	10
Switchback Energy Acquisition Corp., Class A *	339,999	3,301,390
Tortoise Acquisition Corp., Class A (2)*	415,588	4,064,451
Trine Acquisition Corp., Class A *	460,000	4,540,200
Tuscan Holdings Corp. *	320,000	3,136,000
Tuscan Holdings Corp. II *	190,000	1,863,900
Twelve Seas Investment Co. (United Kingdom) (2)*	240,000	88,800
VectoIQ Acquisition Corp. (2)*	62,580	638,316

		110,209,659

Chemicals - 0.1%
Corteva, Inc.	8,225	230,300
Dow, Inc.	4,562	217,379
Livent Corp. *	36,260	242,580

		690,259

Commercial Services & Supplies - 0.1%
IAA, Inc. *	6,119	255,346

Construction & Engineering - 0.0% (d)
Arcosa, Inc. (a)	5,913	202,284

Diversified Consumer Services - 0.1%
Afya Ltd., Class A (Brazil) *(a)	5,000	128,200

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
Diversified Consumer Services - 0.1% (continued)
frontdoor, Inc. *	5,343	259,510

		387,710

Diversified Financial Services - 0.0% (d)
Rescap Liquidating Trust (2)*(a)	125,811	127,069

Electrical Equipment - 0.0% (d)
nVent Electric plc	9,069	199,881

Electronic Equipment, Instruments & Components - 0.3%
Arlo Technologies, Inc. *(a)	31,914	108,827
II-VI, Inc. *(a)	43,715	1,539,205

		1,648,032

Energy Equipment & Services - 0.1%
Apergy Corp. *(a)	6,608	178,746
KLX Energy Services Holdings, Inc. *(a)	8,271	71,503
Oil States International, Inc. *(a)	2,080	27,664

		277,913

Entertainment - 0.0% (d)
DouYu International Holdings Ltd., ADR (China) *	5,000	40,950

Equity Real Estate Investment Trusts (REITs) - 0.4%
CorePoint Lodging, Inc.	1,263	12,769
Dream Global REIT (Canada)	116,826	1,465,561
Industrial Logistics Properties Trust	7,722	164,092
Park Hotels & Resorts, Inc.	121	3,021
Retail Value, Inc.	6,915	256,132
Spirit MTA REIT	13,370	112,843

		2,014,418

Health Care Equipment & Supplies - 0.1%
Alcon, Inc. (Switzerland) *(a)	5,219	304,216
China Medical Technologies, Inc., ADR (China) (3)*(b)	4,931	—
Envista Holdings Corp. *	10,000	278,800
SmileDirectClub, Inc. *	7,500	104,100

		687,116

Health Care Providers & Services - 0.0% (d)
Covetrus, Inc. *	4,602	54,718

Health Care Technology - 0.1%
Health Catalyst, Inc. *(a)	500	15,820
Livongo Health, Inc. *	7,000	122,080
Phreesia, Inc. *	5,000	121,200

		259,100

Hotels, Restaurants & Leisure - 0.1%
Panera Bread Co., Class A (3)*(b)(c)	10,533	158,655
Wyndham Hotels & Resorts, Inc.	4,647	240,436

		399,091

Interactive Media & Services - 0.9%
IAC/InterActiveCorp *(a)	20,325	4,430,240

Internet & Direct Marketing Retail - 2.0%
Alibaba Group Holding Ltd., ADR (China) *(a)	47,129	7,881,383
Booking Holdings, Inc. *(a)	241	472,989

INVESTMENTS	SHARES	VALUE ($)
Internet & Direct Marketing Retail - 2.0% (continued)
Expedia Group, Inc.	54	7,258
Wayfair, Inc., Class A *(a)	12,251	1,373,582

		9,735,212

IT Services - 0.2%
Euronet Worldwide, Inc. *(a)	662	96,851
Fidelity National Information Services, Inc.	50	6,638
Fiserv, Inc. *	50	5,179
Square, Inc., Class A *(a)	9,973	617,827

		726,495

Life Sciences Tools & Services - 0.4%
10X Genomics, Inc., Class A *	2,000	100,800
Illumina, Inc. *(a)	6,277	1,909,589

		2,010,389

Machinery - 0.0% (d)
Pentair plc	3,151	119,108

Media - 0.1%
Altice USA, Inc., Class A *(a)	11,683	335,068
Axel Springer SE (Germany) (2)*	3,365	231,064
iHeartMedia, Inc., Class A *	3,276	49,140

		615,272

Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp. *(a)	413	582
Equitrans Midstream Corp.	10,119	147,232
Occidental Petroleum Corp.	30	1,334
Quicksilver Resources, Inc. (3)*(b)(c)	14,730	172,429
SemGroup Corp., Class A	43,932	717,849

		1,039,426

Pharmaceuticals - 0.0% (d)
Jazz Pharmaceuticals plc *(a)	272	34,854

Real Estate Management & Development - 0.0% (d)
Newmark Group, Inc., Class A	22,004	199,356

Road & Rail - 0.0% (d)
DSV A/S (Denmark) (2)	100	9,505

Semiconductors & Semiconductor Equipment - 1.2%
Adesto Technologies Corp. *(a)	8,435	72,204
Versum Materials, Inc.	114,086	6,038,572

		6,110,776

Software - 0.5%
Cloudflare, Inc., Class A *	5,000	92,850
Datadog, Inc., Class A *	5,000	169,550
DocuSign, Inc. *(a)	5,245	324,770
Dynatrace, Inc. *	5,000	93,350
LivePerson, Inc. *(a)	14,861	530,538
Medallia, Inc. *	10,000	274,300
MINDBODY, Inc., Class A (3)*(b)(c)	21,570	817,269
Ping Identity Holding Corp. *	5,000	86,250
Proofpoint, Inc. *(a)	1,882	242,872
salesforce.com, Inc. *	50	7,422

		2,639,171

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
Textiles, Apparel & Luxury Goods - 0.1%
Kontoor Brands, Inc.	7,140	250,614

Trading Companies & Distributors - 0.0% (d)
AM Castle & Co. (2)*(a)	8,695	17,390

Water Utilities - 0.1%
Connecticut Water Service, Inc.	4,247	297,545

Wireless Telecommunication Services - 0.1%
Cleveland Unlimited (3)*(b)(c)	1	277,550

TOTAL COMMON STOCKS (Cost $159,050,688)		152,700,151

PREFERRED STOCKS - 1.1%

Banks - 0.1%
FB Corp., Class C (3)*(b)(c)	786	604,981

Multi-Utilities - 0.3%
Dominion Energy, Inc., Series A, 7.25%, 6/1/2022 (2)(a)	13,425	1,419,694

Thrifts & Mortgage Finance - 0.7%
FHLMC, Series V, 5.57%, 11/4/2019 *(a)(e)	83,409	934,181
FHLMC, Series W, 5.66%, 11/4/2019 *(e)	29,460	334,371
FHLMC, Series X, 6.02%, 11/4/2019 *(e)	47,843	578,900
FHLMC, Series Z, 8.38%, 12/31/2022 *(e)(f)	45,876	600,517
FNMA, Series S, 8.25%, 12/31/2020 *(e)(f)	77,876	1,039,644

		3,487,613

TOTAL PREFERRED STOCKS (Cost $3,970,336)		5,512,288

CONVERTIBLE PREFERRED STOCKS - 6.7%

Capital Markets - 0.4%
Virtus Investment Partners, Inc. Series D, $100 par, 7.25%, 2/1/2020 (2)(a)	17,975	1,716,972

Diversified Financial Services - 0.5%
2017 Mandatory Exchangeable Trust $100 par, 5.19%, 12/1/2020 (2)(a)(g)	18,425	2,554,692

Electric Utilities - 2.8%
NextEra Energy, Inc. $50 par, 4.87%, 9/1/2022 (2)*(a)	56,425	2,829,149
Southern Co. (The) Series 2019, $50 par, 6.75%, 8/1/2022 (2)*(a)	210,525	11,265,193

		14,094,342

Equity Real Estate Investment Trusts (REITs) - 0.2%
QTS Realty Trust, Inc. Series B, $100 par, 6.50%, 12/31/2049 (2)(a)(e)	9,525	1,155,628

INVESTMENTS	SHARES	VALUE ($)
Gas Utilities - 0.1%
South Jersey Industries, Inc. $50 par, 7.25%, 4/15/2021 (2)(a)	12,425	642,000

Health Care Technology - 0.2%
Change Healthcare, Inc. $50 par, 6.00%, 6/30/2022 (2)(a)	14,475	690,747

Life Sciences Tools & Services - 0.3%
Avantor, Inc. Series A, $50 par, 6.25%, 5/15/2022 (2)(a)	28,725	1,533,628

Machinery - 0.4%
Colfax Corp. $100 par, 5.75%, 1/15/2022 (2)(a)	7,475	975,786
Fortive Corp. Series A, $1,000 par, 5.00%, 7/1/2021 (2)(a)	875	788,813
Rexnord Corp. Series A, $50 par, 5.75%, 11/15/2019 (2)(a)	4,975	272,122

		2,036,721

Multi-Utilities - 0.6%
CenterPoint Energy, Inc. Series B, $50 par, 7.00%, 9/1/2021 (2)(a)	39,775	2,081,426
Sempra Energy Series A, $100 par, 6.00%, 1/15/2021 (2)(a)	7,925	935,225

		3,016,651

Semiconductors & Semiconductor Equipment - 1.0%
Broadcom, Inc. Series A, $1,000 par, 8.00%, 9/30/2022 (2)*(a)	4,725	4,850,212

Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp. Series A, $1,000 par, 5.50%, 12/31/2049 (2)*(a)(e)(h)	913	1,147,648

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $31,258,990)		33,439,241

CLOSED END FUNDS - 1.6%
Aberdeen Australia Equity Fund, Inc. (a)	749	3,910
Aberdeen Global Dynamic Dividend Fund (a)	3,047	29,404
Aberdeen Global Premier Properties Fund (a)	6,678	41,537
Adams Natural Resources Fund, Inc. (a)	18,138	287,125
Advent Convertible and Income	40	583
AllianceBernstein National Municipal Income Fund, Inc. (a)	1,808	24,914
Apollo Senior Floating Rate Fund, Inc. (a)	5,818	86,281
Apollo Tactical Income Fund, Inc. (a)	3,800	57,570
Ares Dynamic Credit Allocation Fund, Inc. (a)	765	11,399
BlackRock California Municipal Income Trust	7,903	108,153
BlackRock Debt Strategies Fund, Inc.	10,895	117,121
BlackRock Enhanced Global Dividend Trust	17,047	177,800
BlackRock Enhanced International Dividend Trust	2,798	15,193
BlackRock Floating Rate Income Strategies Fund, Inc.	25,916	327,060

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
CLOSED END FUNDS - 1.6% (continued)
BlackRock Floating Rate Income Trust	10,171	124,798
BlackRock Municipal Bond Trust	7,163	110,597
BlackRock Municipal Income Quality Trust	7,467	105,658
BlackRock MuniHoldings Fund II, Inc.	2,290	34,533
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	5,992	85,266
BlackRock MuniHoldings Quality Fund II, Inc.	12,296	157,020
BlackRock MuniHoldings Quality Fund, Inc.	12,185	155,846
BlackRock MuniYield California Fund, Inc.	5,882	84,524
BlackRock MuniYield Michigan Quality Fund, Inc.	8,745	122,867
BlackRock MuniYield New Jersey Fund, Inc.	7,626	116,754
BlackRock MuniYield Pennsylvania Quality Fund	15,947	226,607
BlackRock MuniYield Quality Fund, Inc.	723	10,874
BlackRock New York Municipal Income Trust	9,685	137,140
BlackRock Resources & Commodities Strategy Trust	4,600	34,408
Boulder Growth & Income Fund, Inc. (a)	9,017	100,990
Clough Global Equity Fund	900	10,350
Clough Global Opportunities Fund	18,037	164,858
Delaware Investments Minnesota Municipal Income Fund II, Inc.	12,699	166,420
Dividend and Income Fund	25,119	300,172
DTF Tax-Free Income, Inc.	15,428	223,243
DWS Municipal Income Trust	18,050	209,199
DWS Strategic Municipal Income Trust	1,467	17,487
Eaton Vance Floating-Rate Income Plus Fund	52	791
Eaton Vance Floating-Rate Income Trust	13,245	175,099
Eaton Vance Limited Duration Income Fund	1,491	18,638
Eaton Vance New York Municipal Bond Fund	9,427	117,272
Eaton Vance Senior Floating-Rate Trust	20,984	273,631
Eaton Vance Senior Income Trust	11,355	69,493
Federated Premier Municipal Income Fund	14,975	212,495
First Trust Senior Floating Rate Income Fund II	12,523	150,276
High Income Securities Fund	514	4,364
Madison Covered Call & Equity Strategy Fund	2,412	15,437
MFS Investment Grade Municipal Trust	5,301	52,647
New Germany Fund, Inc. (The)	370	5,128
Nuveen Arizona Quality Municipal Income Fund	5,045	67,906
Nuveen Connecticut Quality Municipal Income Fund	11,140	149,499
Nuveen Floating Rate Income Opportunity Fund	15,444	147,336
Nuveen Georgia Quality Municipal Income Fund	9,621	119,397
Nuveen Maryland Quality Municipal Income Fund	7,201	96,133
Nuveen Massachusetts Quality Municipal Income Fund	3,175	45,212
Nuveen Michigan Quality Municipal Income Fund	13,578	189,549
Nuveen New York Quality Municipal Income Fund	387	5,519
Nuveen North Carolina Quality Municipal Income Fund	10,382	140,261
Nuveen Ohio Quality Municipal Income Fund	10,048	158,557

INVESTMENTS	SHARES	VALUE ($)
CLOSED END FUNDS - 1.6% (continued)
Nuveen Senior Income Fund	5,389	31,095
Nuveen Virginia Quality Municipal Income Fund	23,045	318,712
Pioneer Floating Rate Trust	10,498	110,544
Royce Micro-Cap Trust, Inc.	5,901	47,444
Royce Value Trust, Inc.	8,502	116,988
Source Capital, Inc. (a)	1,907	69,633
Swiss Helvetia Fund, Inc. (The) *(a)	1,215	9,756
Tekla Healthcare Investors	11,830	216,962
Tekla Life Sciences Investors	6,897	104,145
THL Credit Senior Loan Fund	2,515	37,775
Voya Infrastructure Industrials and Materials Fund (a)	10,218	116,996
Western Asset Intermediate Muni Fund, Inc.	27,009	247,943
Western Asset Municipal Partners Fund, Inc.	6,560	100,499

TOTAL CLOSED END FUNDS (Cost $7,467,134)		7,730,793

	PRINCIPAL AMOUNT ($)
CORPORATE BONDS - 7.1%

Aerospace & Defense - 0.2%
Bombardier, Inc. (Canada)
8.75%, 12/1/2021 (2)(g)	1,000,000	1,080,000

Airlines - 0.2%
United Airlines Holdings, Inc.
6.00%, 12/1/2020 (2)(a)	1,000,000	1,037,818

Banks - 0.0% (d)
Washington Mutual, Inc. Escrow
0.00%, 9/29/2017 (3)(b)(i)	5,000,000	55,000

Commercial Services & Supplies - 0.1%
Harland Clarke Holdings Corp.
6.88%, 3/1/2020 (2)(g)	636,000	626,460

Consumer Finance - 0.4%
Curo Group Holdings Corp.
8.25%, 9/1/2025 (2)(g)	1,000,000	872,500
Navient Corp.
5.00%, 10/26/2020 (2)(a)	1,000,000	1,012,500

		1,885,000

Diversified Financial Services - 0.7%
Refinitiv US Holdings, Inc.
8.25%, 11/15/2026 (2)(a)(g)	2,900,000	3,200,875

Diversified Telecommunication Services - 0.6%
CenturyLink, Inc.
Series V, 5.63%, 4/1/2020 (2)	1,000,000	1,013,850
Series S, 6.45%, 6/15/2021 (2)	2,000,000	2,100,000

		3,113,850

Energy Equipment & Services - 0.0%
Green Field Energy Services, Inc.
13.00%, 7/23/2019 (3)(b)(i)	2,073,000	—

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Food Products - 0.2%
Viterra, Inc. (Switzerland)
5.95%, 8/1/2020 (2)(g)	923,000	948,742

Gas Utilities - 0.4%
Ferrellgas LP
6.50%, 5/1/2021 (2)	2,500,000	2,125,000

Health Care Equipment & Supplies - 0.2%
Kinetic Concepts, Inc.
12.50%, 11/1/2021 (2)(a)(g)	985,000	1,046,563

Health Care Providers & Services - 1.2%
Centene Corp.
5.63%, 2/15/2021 (2)	2,262,000	2,294,143
HCA Healthcare, Inc.
6.25%, 2/15/2021 (2)	2,000,000	2,094,200
Owens & Minor, Inc.
4.38%, 12/15/2024 (2)(a)	2,000,000	1,545,000

		5,933,343

Independent Power and Renewable Electricity Producers - 0.0%
Energy Future Holdings
0.00%, 12/1/2018 (3)(b)(i)	1,000,000	—

Media - 0.4%
Cablevision Systems Corp.
8.00%, 4/15/2020 (2)	2,000,000	2,057,500
iHeartCommunications, Inc.
14.00%, 2/1/2021 (3)(b)(i)	1,010,000	—
6.38%, 5/1/2026 (2)	12,439	13,434
8.38%, 5/1/2027 (2)	23,318	25,191

		2,096,125

Metals & Mining - 0.3%
Aleris International, Inc.
10.75%, 7/15/2023 (2)(a)(g)	1,095,000	1,152,487

Oil, Gas & Consumable Fuels - 0.5%
Aegean Marine Petroleum Network, Inc. Escrow
0.00%, 12/15/2021 (3)(b)(i)	2,375,000	344,375
Black Elk Energy Escrow
13.75%, 12/1/2015 (3)(b)(c)(i)	2,833,436	388,423
Energy Transfer Operating LP
7.50%, 10/15/2020 (2)	1,000,000	1,050,896
NSA Bondco Ltd. (Norway)
12.00%, 8/31/2020 (3)(b)(h)	3,312,840	630,983

		2,414,677

Pharmaceuticals - 0.1%
Advanz Pharma Corp. (Canada)
8.00%, 9/6/2024 (2)	549,000	533,902

Semiconductors & Semiconductor Equipment - 0.1%
SunEdison, Inc.
2.00%, 10/1/2018 (3)(b)(i)	16,350,000	347,438
2.75%, 1/1/2021 (3)(b)(i)	4,400,000	93,500

		440,938

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Specialty Retail - 0.9%
GameStop Corp.
6.75%, 3/15/2021 (2)(a)(g)	2,500,000	2,450,000
Men’s Wearhouse, Inc. (The)
7.00%, 7/1/2022 (2)	2,000,000	1,960,000

		4,410,000

Technology Hardware, Storage & Peripherals - 0.4%
Lexmark International, Inc.
7.13%, 3/15/2020 (2)(j)	2,000,000	1,965,000

Wireless Telecommunication Services - 0.2%
Sprint Communications, Inc.
7.00%, 8/15/2020 (2)	1,000,000	1,032,210
T-Mobile USA, Inc.
4.75%, 2/1/2028 (3)(b)(i)	2,301,000	—

		1,032,210

TOTAL CORPORATE BONDS (Cost $68,618,784)		35,097,990

CONVERTIBLE BONDS - 36.7%

Air Freight & Logistics - 0.9%
Atlas Air Worldwide Holdings, Inc.
1.88%, 6/1/2024 (2)(a)	3,875,000	3,208,984
BEST, Inc. (China)
1.75%, 10/1/2024 (2)(a)(g)	1,150,000	1,172,576

		4,381,560

Airlines - 0.2%
GOL Equity Finance SA (Brazil)
3.75%, 7/15/2024 (2)(a)(g)	1,025,000	1,075,609

Auto Components - 0.1%
Veoneer, Inc. (Sweden)
4.00%, 6/1/2024 (2)(a)	775,000	763,832

Automobiles - 0.4%
Tesla, Inc.
2.00%, 5/15/2024 (2)(a)	2,000,000	2,031,360

Biotechnology - 4.5%
Apellis Pharmaceuticals, Inc.
3.50%, 9/15/2026 (2)(a)(g)	3,175,000	2,961,381
Clovis Oncology, Inc.
4.50%, 8/1/2024 (2)(a)(g)	1,675,000	1,256,570
1.25%, 5/1/2025 (2)(a)	900,000	376,116
Inovio Pharmaceuticals, Inc.
6.50%, 3/1/2024 (2)(a)(g)	2,075,000	1,426,562
Intercept Pharmaceuticals, Inc.
2.00%, 5/15/2026 (2)(a)	650,000	584,188
Intrexon Corp.
3.50%, 7/1/2023 (2)(a)	2,550,000	1,555,525
Invitae Corp.
2.00%, 9/1/2024 (2)(a)(g)	575,000	571,119
Ironwood Pharmaceuticals, Inc.
0.75%, 6/15/2024 (2)(a)(g)	1,400,000	1,295,000
1.50%, 6/15/2026 (2)(a)(g)	1,400,000	1,281,430
Karyopharm Therapeutics, Inc.
3.00%, 10/15/2025 (2)(a)(g)	1,900,000	1,679,002

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Biotechnology - 4.5% (continued)
Ligand Pharmaceuticals, Inc.
0.75%, 5/15/2023 (2)(a)		225,000	187,527
OPKO Health, Inc.
4.50%, 2/15/2025 (2)(a)		5,075,000	4,153,791
PTC Therapeutics, Inc.
1.50%, 9/15/2026 (2)(a)(g)		2,525,000	2,397,726
Verastem, Inc.
5.00%, 11/1/2048 (2)(a)		5,675,000	2,521,828

			22,247,765

Capital Markets - 3.2%
Ares Capital Corp.
4.63%, 3/1/2024 (2)(a)		2,300,000	2,419,025
Deutsche Bank AG (Germany)
1.00%, 5/1/2023 (2)(a)		1,975,000	1,974,013
Hercules Capital, Inc.
4.38%, 2/1/2022 (2)(a)		1,225,000	1,254,082
New Mountain Finance Corp.
5.75%, 8/15/2023 (2)(a)		4,100,000	4,290,585
Prospect Capital Corp.
6.38%, 3/1/2025 (2)(a)		3,000,000	3,172,717
TPG Specialty Lending, Inc.
4.50%, 8/1/2022 (2)(a)		2,750,000	2,871,434

			15,981,856

Communications Equipment - 0.7%
Finisar Corp.
0.50%, 12/15/2036 (2)		721,000	718,831
Harmonic, Inc.
2.00%, 9/1/2024 (2)(a)(g)		375,000	383,457
Infinera Corp.
2.13%, 9/1/2024 (2)(a)		1,625,000	1,409,801
InterDigital, Inc.
2.00%, 6/1/2024 (2)(a)(g)		1,075,000	1,055,514

			3,567,603

Consumer Finance - 0.5%
Encore Capital Group, Inc.
3.25%, 10/1/2025 (2)(a)(g)		1,400,000	1,456,642
EZCORP, Inc.
2.38%, 5/1/2025 (2)(a)		1,025,000	812,364

			2,269,006

Diversified Financial Services - 0.2%
Element Fleet Management Corp. (Canada)
4.25%, 6/30/2024 (2)(a)	CAD	1,100,000	929,601

Diversified Telecommunication Services - 0.2%
Vonage Holdings Corp.
1.75%, 6/1/2024 (2)(a)(g)		775,000	799,416

Electrical Equipment - 0.3%
Plug Power, Inc.
5.50%, 3/15/2023 (2)(a)		1,100,000	1,344,132

Electronic Equipment, Instruments & Components - 0.3%
Insight Enterprises, Inc.
0.75%, 2/15/2025 (2)(a)(g)		1,375,000	1,413,386

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Energy Equipment & Services - 0.5%
Helix Energy Solutions Group, Inc.
4.13%, 9/15/2023 (2)(a)	1,125,000	1,311,812
SEACOR Holdings, Inc.
2.50%, 12/15/2027 (2)(a)	1,150,000	1,121,353

		2,433,165

Entertainment - 0.1%
iQIYI, Inc. (China)
2.00%, 4/1/2025 (2)(a)(g)	700,000	606,914

Equity Real Estate Investment Trusts (REITs) - 0.8%
CorEnergy Infrastructure Trust, Inc.
5.88%, 8/15/2025 (2)(a)(g)	2,300,000	2,399,706
Uniti Fiber Holdings, Inc.
4.00%, 6/15/2024 (2)(a)(g)	1,800,000	1,583,044

		3,982,750

Health Care Equipment & Supplies - 0.4%
China Medical Technologies, Inc. (China)
4.00%, 8/15/2013 (3)(b)(i)	250,000	—
6.25%, 12/15/2016 (3)(b)(g)(i)	2,625,000	—
Insulet Corp.
0.38%, 9/1/2026 (2)(a)(g)	1,175,000	1,191,342
Senseonics Holdings, Inc.
5.25%, 1/15/2025 (2)(a)(g)	675,000	665,910

		1,857,252

Health Care Providers & Services - 0.9%
Anthem, Inc.
2.75%, 10/15/2042 (2)(a)	1,279,000	4,278,436

Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment Corp.
5.00%, 10/1/2024 (2)	318,000	540,057

Insurance - 0.4%
AXA SA (France)
7.25%, 5/15/2021 (2)(a)(g)	900,000	960,552
HCI Group, Inc.
4.25%, 3/1/2037 (2)(a)	1,175,000	1,167,370

		2,127,922

Interactive Media & Services - 1.1%
YY, Inc. (China)
0.75%, 6/15/2025 (2)(a)(g)	275,000	251,883
1.38%, 6/15/2026 (2)(a)(g)	650,000	596,274
Zillow Group, Inc.
1.50%, 7/1/2023 (2)(a)	1,175,000	1,031,797
0.75%, 9/1/2024 (2)(a)(g)	1,950,000	1,862,373
1.38%, 9/1/2026 (2)(a)(g)	1,950,000	1,820,583

		5,562,910

Internet & Direct Marketing Retail - 3.0%
Etsy, Inc.
0.13%, 10/1/2026 (2)(a)(g)	2,450,000	2,407,713
IAC Financeco 3, Inc.
2.00%, 1/15/2030 (2)(a)(g)	1,175,000	1,266,023
MercadoLibre, Inc. (Argentina)
2.00%, 8/15/2028 (2)(a)	1,250,000	1,834,977

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Internet & Direct Marketing Retail - 3.0% (continued)
Pinduoduo, Inc. (China)
0.00%, 10/1/2024 (2)(a)(g)	775,000	790,174
Quotient Technology, Inc.
1.75%, 12/1/2022 (2)(a)	475,000	446,356
Wayfair, Inc.
1.13%, 11/1/2024 (2)(a)(g)	1,250,000	1,506,853
1.00%, 8/15/2026 (2)(a)(g)	6,725,000	6,910,524

		15,162,620

IT Services - 1.1%
Akamai Technologies, Inc.
0.38%, 9/1/2027 (2)(a)(g)	2,025,000	2,064,282
KBR, Inc.
2.50%, 11/1/2023 (2)(a)(g)	950,000	1,099,093
Okta, Inc.
0.13%, 9/1/2025 (2)(a)(g)	1,550,000	1,403,383
Square, Inc.
0.38%, 3/1/2022 (2)(a)	250,000	680,525

		5,247,283

Media - 0.8%
Liberty Latin America Ltd. (Chile)
2.00%, 7/15/2024 (2)(a)(g)	1,450,000	1,448,019
Liberty Media Corp.
2.13%, 3/31/2048 (2)(a)(g)	850,000	869,125
2.25%, 12/1/2048 (2)(a)(g)	1,525,000	1,742,111

		4,059,255

Metals & Mining - 0.7%
Allegheny Technologies, Inc.
4.75%, 7/1/2022 (2)(a)	1,475,000	2,308,817
Cleveland-Cliffs, Inc.
1.50%, 1/15/2025 (2)(a)	750,000	813,031
Endeavour Mining Corp. (Ivory Coast)
3.00%, 2/15/2023 (2)(a)(g)	350,000	379,113

		3,500,961

Mortgage Real Estate Investment Trusts (REITs) - 3.1%
Apollo Commercial Real Estate Finance, Inc.
4.75%, 8/23/2022 (2)(a)	2,250,000	2,284,775
5.38%, 10/15/2023 (2)(a)	1,550,000	1,585,060
Blackstone Mortgage Trust, Inc.
4.38%, 5/5/2022 (2)(a)	900,000	937,125
4.75%, 3/15/2023 (2)(a)	1,800,000	1,878,750
Granite Point Mortgage Trust, Inc.
6.38%, 10/1/2023 (2)(a)	1,900,000	1,956,303
MFA Financial, Inc.
6.25%, 6/15/2024 (2)(a)	2,125,000	2,180,923
Redwood Trust, Inc.
4.75%, 8/15/2023 (2)(a)	1,675,000	1,664,988
5.63%, 7/15/2024 (2)(a)	2,775,000	2,817,449

		15,305,373

Oil, Gas & Consumable Fuels - 1.8%
DHT Holdings, Inc.
4.50%, 8/15/2021 (2)(a)	1,725,000	1,981,062
Green Plains, Inc.
4.13%, 9/1/2022 (2)(a)	500,000	407,988
4.00%, 7/1/2024 (2)(a)(g)	2,125,000	1,980,167

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Oil, Gas & Consumable Fuels - 1.8% (continued)
Scorpio Tankers, Inc. (Monaco)
3.00%, 5/15/2022 (2)(a)	1,650,000	1,746,471
Ship Finance International Ltd. (Norway)
5.75%, 10/15/2021 (2)(a)	2,600,000	2,709,016

		8,824,704

Pharmaceuticals - 1.8%
Aerie Pharmaceuticals, Inc.
1.50%, 10/1/2024 (2)(a)(g)	1,225,000	1,230,225
Aphria, Inc. (Canada)
5.25%, 6/1/2024 (2)(a)(g)	1,150,000	864,656
Lannett Co., Inc.
4.50%, 10/1/2026 (2)(a)(g)	3,250,000	3,238,300
Omeros Corp.
6.25%, 11/15/2023 (2)(a)(g)	2,250,000	2,363,441
Teva Pharmaceutical Finance Co. LLC (Israel) Series C, 0.25%, 2/1/2026 (2)(a)	1,000,000	905,449
Tilray, Inc. (Canada)
5.00%, 10/1/2023 (2)(a)(g)	725,000	469,891

		9,071,962

Semiconductors & Semiconductor Equipment - 4.1%
Cree, Inc.
0.88%, 9/1/2023 (2)(a)	900,000	985,533
Microchip Technology, Inc.
2.25%, 2/15/2037 (2)(a)	1,851,000	2,381,682
Novellus Systems, Inc.
2.63%, 5/15/2041 (2)(a)	2,400,000	17,150,044
SunEdison, Inc.
0.25%, 1/15/2020 (3)(b)(i)	575,000	12,219

		20,529,478

Software - 2.9%
8x8, Inc.
0.50%, 2/1/2024 (2)(a)(g)	800,000	838,093
Atlassian, Inc.
0.63%, 5/1/2023 (2)(a)	350,000	574,770
Benefitfocus, Inc.
1.25%, 12/15/2023 (2)(a)(g)	2,625,000	2,265,989
Blackline, Inc.
0.13%, 8/1/2024 (2)(a)(g)	650,000	619,809
Coupa Software, Inc.
0.13%, 6/15/2025 (2)(a)(g)	575,000	628,906
FireEye, Inc.
0.88%, 6/1/2024 (2)(a)	525,000	491,941
Pluralsight, Inc.
0.38%, 3/1/2024 (2)(a)(g)	3,150,000	2,701,019
Q2 Holdings, Inc.
0.75%, 6/1/2026 (2)(a)(g)	375,000	413,925
Rapid7, Inc.
1.25%, 8/1/2023 (2)(a)	400,000	518,408
SailPoint Technologies Holding, Inc.
0.13%, 9/15/2024 (2)(a)(g)	2,125,000	2,019,283
Splunk, Inc.
1.13%, 9/15/2025 (2)(a)	2,575,000	2,814,797
Workiva, Inc.
1.13%, 8/15/2026 (2)(a)(g)	650,000	594,601

		14,481,541

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Specialty Retail - 1.0%
Guess?, Inc.
2.00%, 4/15/2024 (2)(a)(g)	900,000	898,564
RH
0.00%, 6/15/2023 (2)(a)	1,450,000	1,569,176
0.00%, 9/15/2024 (2)(a)(g)	2,350,000	2,361,320

		4,829,060

Technology Hardware, Storage & Peripherals - 0.1%
Pure Storage, Inc.
0.13%, 4/15/2023 (2)(a)	500,000	491,677

Trading Companies & Distributors - 0.0% (d)
AM Castle & Co.
7.00%, 8/31/2022 (3)(a)(b)	104,661	78,496

Wireless Telecommunication Services - 0.5%
Gogo, Inc.
6.00%, 5/15/2022 (2)(a)(g)	1,975,000	2,352,531

TOTAL CONVERTIBLE BONDS (Cost $173,197,339)		182,129,473

LOAN PARTICIPATIONS - 0.6%

Distributors - 0.2%
American Tire Distributors, Inc., U.S. Junior FILO Facility (ICE LIBOR USD 3 Month + 6.00%), 8.15%, 9/1/2023 (3)(b)(k)	107,388	105,980
American Tire Distributors, Inc., U.S. Senior Secured Term Loan (ICE LIBOR USD 3 Month + 7.50%), 9.62%, 9/1/2024 (2)(k)	1,063,411	931,548

		1,037,528

Media - 0.0% (d)
iHeartCommunications, Inc., First Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 6.10%, 5/1/2026 (2)(k)	44,376	44,638

Personal Products - 0.4%
Revlon Consumer Products Corp., Term Loan (ICE LIBOR USD 1 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 5.62%, 9/7/2023 (2)(k)	2,480,818	1,897,826

TOTAL LOAN PARTICIPATIONS (Cost $2,871,344)		2,979,992

	NO. OF RIGHTS
RIGHTS - 0.2%

Biotechnology - 0.0% (d)
Ambit Biosciences Corp., CVR (3)*(b)(c)	146,272	77,695
Tobira Therapeutics, Inc., CVR (3)*(b)(c)	11,880	118,072

		195,767

INVESTMENTS	NO. OF RIGHTS	VALUE ($)
Capital Markets - 0.2%
Allegro Merger Corp., expiring 12/31/2023 (2)*(a)	180,000	46,800
Big Rock Partners Acquisition Corp., expiring 12/1/2022 (2)*	200,000	44,000
GigCapital, Inc. *	375,000	333,750
GigCapital2, Inc., expiring 2/28/2026 *	153,000	45,135
HL Acquisitions Corp., expiring 6/1/2026 (2)*	54,000	14,580
KBL Merger Corp. IV *	1,000,000	183,600
Pensare Acquisition Corp., expiring 8/8/2022 *	1,000,000	250,000
Proficient Alpha Acquisition Corp., expiring 4/30/2026 *	80,000	15,200
TKK Symphony Acquisition Corp. (Hong Kong) *	370,000	88,800

		1,021,865

TOTAL RIGHTS (Cost $–)		1,217,632

	NO. OF WARRANTS
WARRANTS - 2.4%

Aerospace & Defense - 0.0% (d)
Tempus Applied Solutions Holdings, Inc., expiring 7/31/2020 (2)*	614,551	23,967

Biotechnology - 0.0% (d)
Constellation Alpha Capital Corp., expiring 3/23/2024 *	700,000	84,000
Xynomic Pharmaceuticals Holdings, Inc., expiring 5/15/2024 (3)*(b)	75,000	4,500

		88,500

Capital Markets - 1.5%
Acamar Partners Acquisition Corp., expiring 2/26/2026 (3)*(b)	150,000	111,000
Acasta Enterprises, Inc., expiring 1/3/2022 (Canada) (3)*(b)	579,085	2,185
Act II Global Acquisition Corp., expiring 4/30/2024 *	180,000	167,400
Alignvest Acquisition II Corp., expiring 7/4/2022 (Canada) (2)*	175,000	85,859
Allegro Merger Corp., expiring 1/6/2025 (2)*(a)	180,000	41,400
AMCI Acquisition Corp., expiring 10/1/2025 *(a)	460,000	161,000
B Riley Principal Merger Corp., expiring 4/8/2024 (2)*	85,000	39,100
Big Rock Partners Acquisition Corp., expiring 12/1/2022 *	100,000	17,000
Boxwood Merger Corp., expiring 11/26/2025 *	321,747	225,223
CF Finance Acquisition Corp., expiring 4/30/2025 *	300,000	180,000
ChaSerg Technology Acquisition Corp., expiring 9/30/2023 (2)*	90,000	80,100
Churchill Capital Corp. II, expiring 7/24/2024 (2)*	23,333	34,999

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	NO. OF WARRANTS	VALUE ($)
Capital Markets - 1.5% (continued)
Conyers Park II Acquisition Corp., expiring 12/31/2026 *	3,750	7,500
Crescent Acquisition Corp., expiring 3/7/2024 (2)*	200,000	160,000
DFB Healthcare Acquisitions Corp., expiring 4/3/2023 *	66,666	95,999
Diamond Eagle Acquisition Corp., expiring 6/30/2026 (3)*(b)	40,000	32,400
DiamondPeak Holdings Corp., expiring 4/12/2024 *	153,333	130,333
Far Point Acquisition Corp., expiring 6/1/2025 *	33,333	40,000
FinTech Acquisition Corp. III, expiring 12/1/2023 *	230,000	280,600
Forum Merger II Corp., expiring 9/30/2025 *	180,000	106,200
GigCapital, Inc., expiring 3/6/2025 *	281,250	190,687
GigCapital2, Inc., expiring 7/1/2024 *	153,000	42,962
Gordon Pointe Acquisition Corp., expiring 1/25/2023 *	122,980	49,192
Gores Holdings III, Inc., expiring 9/11/2023 *	66,666	99,999
Gores Metropoulos, Inc., expiring 3/25/2024 (3)*(b)	33,333	46,666
Graf Industrial Corp., expiring 12/31/2025 *	198,000	77,220
GS Acquisition Holdings Corp., expiring 7/30/2023 (2)*	100,000	150,000
GX Acquisition Corp., expiring 5/24/2026 (3)*(b)	200,000	120,000
Haymaker Acquisition Corp. II, expiring 10/31/2026 *(a)	133,333	200,000
Hennessy Capital Acquisition Corp. IV, expiring 9/25/2025 (2)*	300,000	237,000
HL Acquisitions Corp., expiring 7/18/2023 *	54,000	14,040
Hunter Maritime Acquisition Corp., expiring 3/21/2024 (3)*(b)	470,000	28,200
Insurance Acquisition Corp., expiring 3/31/2024 (2)*	110,000	102,300
KBL Merger Corp. IV, expiring 1/15/2024 (2)*	500,000	45,000
Landcadia Holdings II, Inc., expiring 5/9/2026 (2)*	116,666	85,796
Legacy Acquisition Corp., expiring 11/30/2022 *	250,000	87,500
Leisure Acquisition Corp., expiring 12/28/2022 (3)*(b)	125,000	93,750
Leo Holdings Corp., expiring 4/5/2023 (United Kingdom) *	125,000	92,500
LF Capital Acquisition Corp., expiring 6/27/2023 (2)*	240,000	76,800
Longevity Acquisition Corp., expiring 7/31/2025 (China) (2)*	125,000	11,250
Megalith Financial Acquisition Corp., expiring 9/21/2023 *	128,200	48,716
Monocle Acquisition Corp., expiring 6/12/2024 (2)*	336,119	151,254
Mudrick Capital Acquisition Corp., expiring 3/12/2025 (2)*	250,000	157,500

INVESTMENTS	NO. OF WARRANTS	VALUE ($)
Capital Markets - 1.5% (continued)
Nebula Acquisition Corp., expiring 1/12/2023 (2)*	46,666	46,666
New Frontier Corp., expiring 7/25/2023 (Hong Kong) *	50,000	50,000
Opes Acquisition Corp., expiring 1/15/2023 *	250,000	44,975
Pensare Acquisition Corp., expiring 8/8/2022 (2)*	250,000	55,000
Pivotal Acquisition Corp., expiring 12/1/2025 (2)*	360,000	482,400
Pivotal Investment Corp. II, expiring 6/1/2025 *	66,666	71,333
Proficient Alpha Acquisition Corp., expiring 4/30/2026 *	80,000	5,600
PROMECAP Acquisition Co. SAB de CV, expiring 3/23/2023 (Mexico) (3)*(b)	400,000	10,135
Pure Acquisition Corp., expiring 4/17/2023 *	172,500	175,950
Regalwood Global Energy Ltd., expiring 12/5/2022 (3)*(b)	83,333	50,000
Replay Acquisition Corp., expiring 4/8/2024 (3)*(b)	115,000	86,250
RMG Acquisition Corp., expiring 2/21/2026 *	166,666	125,000
Schultze Special Purpose Acquisition Corp., expiring 12/31/2023 *	288,000	100,800
Sentinel Energy Services, Inc., expiring 12/22/2022 *	44,440	17,776
Social Capital Hedosophia Holdings Corp., expiring 9/25/2022 *	83,334	208,335
South Mountain Merger Corp., expiring 6/20/2024 (3)*(b)	150,000	127,500
Spartan Energy Acquisition Corp., expiring 10/1/2023 (2)*	48,333	29,000
Switchback Energy Acquisition Corp., expiring 12/31/2024 (2)*	113,333	107,666
Tenzing Acquisition Corp., expiring 8/23/2025 (3)*(b)	250,000	62,275
Tiberius Acquisition Corp., expiring 4/10/2023 *	117,500	69,325
TKK Symphony Acquisition Corp., expiring 8/20/2023 (Hong Kong) *	370,000	33,300
Tortoise Acquisition Corp., expiring 3/4/2024 (3)*(b)	207,794	126,754
TPG Pace Holdings Corp., expiring 8/18/2022 (2)*	66,666	105,332
Trine Acquisition Corp., expiring 3/5/2024 *	230,000	181,700
Trinity Merger Corp., expiring 5/31/2023 *	131,393	166,869
Tuscan Holdings Corp., expiring 4/1/2026 *	320,000	243,200
Tuscan Holdings Corp. II, expiring 7/16/2025 (2)*	95,000	51,756
Twelve Seas Investment Co., expiring 7/13/2023 (United Kingdom) *	240,000	76,752
VectoIQ Acquisition Corp., expiring 6/11/2023 *	180,000	128,664

		7,246,943

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	NO. OF WARRANTS	VALUE ($)
Commercial Services & Supplies - 0.1%
Estre Ambiental, Inc., expiring 12/22/2022 (Brazil) (2)*(a)	661,870	26,475
NRC Group Holdings Corp., expiring 10/17/2023 *	87,500	206,500

		232,975

Construction & Engineering - 0.0% (d)
Infrastructure and Energy Alternatives, Inc., expiring 3/26/2023 *	343,006	10,359
Limbach Holdings, Inc., expiring 7/20/2021 (3)*(a)(b)	168,252	35,333
Peck Co. Holdings, Inc. (The), expiring 6/20/2024 *	122,916	22,739

		68,431

Consumer Finance - 0.0% (d)
China Lending Corp., expiring 7/6/2021 (China) (3)*(a)(b)	142,386	427

Containers & Packaging - 0.0% (d)
Ranpak Holdings Corp., expiring 6/3/2024 *	54,017	40,513

Diversified Consumer Services - 0.1%
OneSpaWorld Holdings Ltd., expiring 3/19/2024 *	99,990	485,951

Energy Equipment & Services - 0.0% (d)
National Energy Services Reunited Corp., expiring 6/6/2023 *	383,983	153,593

Entertainment - 0.0% (d)
Akazoo SA, expiring 12/31/2024 *	154,697	119,116
Kew Media Group, Inc., expiring 3/20/2022 (Canada) (2)*	150,000	43,024

		162,140

Food Products - 0.0% (d)
Bioceres Crop Solutions Corp., expiring 3/14/2024 (Argentina) *	249,978	84,968

Hotels, Restaurants & Leisure - 0.1%
Allied Esports Entertainment, Inc., expiring 8/9/2024 *	210,000	44,100
Inspired Entertainment, Inc., expiring 12/23/2021 *	636,986	267,534
Simplicity Esports and Gaming Co., expiring 11/20/2023 *(a)	225,000	74,250
Target Hospitality Corp., expiring 3/15/2024 (2)*	53,333	56,000

		441,884

Household Durables - 0.0% (d)
Purple Innovation, Inc., expiring 2/2/2023 *	184,000	60,702

Insurance - 0.0% (d)
Sirius International Insurance Group Ltd., expiring 11/5/2023 (3)*(b)	286,625	143,313

INVESTMENTS	NO. OF WARRANTS	VALUE ($)
Internet & Direct Marketing Retail - 0.0% (d)
LXRandCo, Inc., expiring 6/9/2022 (Canada) (3)*(b)	1,274,000	4,808
Reebonz Holding Ltd., expiring 12/19/2023 (Singapore) (2)*(a)	75,000	300

		5,108

IT Services - 0.1%
Exela Technologies, Inc., expiring 7/12/2022 *(a)	930,354	160,486
Repay Holdings Corp., expiring 7/11/2024 *	180,000	158,400
Verra Mobility Corp., expiring 10/17/2023 *	66,666	270,664

		589,550

Machinery - 0.1%
Blue Bird Corp., expiring 2/24/2020 (2)*	53,842	193,831

Oil, Gas & Consumable Fuels - 0.1%
Alta Mesa Resources, Inc., expiring 2/9/2023 *(a)	308,333	694
Altus Midstream Co., expiring 11/12/2023 (3)*(b)	125,000	37,500
Falcon Minerals Corp., expiring 8/23/2023 *	222,879	82,198
NextDecade Corp., expiring 7/24/2022 (2)*	547,770	273,885
Rosehill Resources, Inc., expiring 4/27/2022 *	244,800	46,512

		440,789

Pharmaceuticals - 0.1%
AYR Strategies, Inc., expiring 5/24/2024 (Canada) *	155,100	392,184

Professional Services - 0.1%
Akerna Corp., expiring 8/1/2024 *	7,500	5,400
Clarivate Analytics plc, expiring 5/13/2024 (United Kingdom) *	77,500	456,475

		461,875

Road & Rail - 0.0% (d)
Daseke, Inc., expiring 2/27/2022 (2)*	378,003	68,041

Software - 0.1%
GTY Technology Holdings, Inc., expiring 2/19/2024 *	314,900	192,089
Phunware, Inc., expiring 12/26/2023 (2)*	58,632	15,831
Rimini Street, Inc., expiring 9/30/2022 *(a)	471,690	165,091

		373,011

Specialty Retail - 0.0% (d)
Kaixin Auto Holdings, expiring 4/30/2024 (Hong Kong) (3)*(a)(b)	125,000	3,600

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	NO. OF WARRANTS	VALUE ($)
Technology Hardware, Storage & Peripherals - 0.0% (d)
Borqs Technologies, Inc., expiring 8/18/2022 (China) (2)*(a)	373,500	8,217

Trading Companies & Distributors - 0.0% (d)
Nesco Holdings, Inc., expiring 1/1/2025 *	83,333	71,666

Wireless Telecommunication Services - 0.0% (d)
Trilogy International Partners, Inc., expiring 2/7/2022 (Canada) (2)*	445,000	8,397

TOTAL WARRANTS (Cost $675,897)		11,850,576

	NO. OF UNITS
SECURITIES IN LITIGATION - 0.0% (d)

Health Care Equipment & Supplies - 0.0% (d)
DEMC, Ltd., Class A (3)*(b)(c)	12,969	–
DEMC, Ltd., Class A-2 (3)*(b)(c)	368,190,309	64,334
DEMC, Ltd., Class A-3 (3)*(b)(c)	115,567,792,100	130,592
DEMC, Ltd., Class B (3)*(b) (c)	10,488	—
DEMC, Ltd., Class B-2 (3)*(b)(c)	513,897,326	514
DEMC, Ltd., Class B-3 (3)*(b)(c)	489,352,292,604	—

TOTAL SECURITIES IN LITIGATION (Cost $615,969)		195,440

	SHARES
SHORT-TERM INVESTMENTS - 32.3%

INVESTMENT COMPANIES - 24.8%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 1.79% (l)(m)	14,801,124	14,801,124
Limited Purpose Cash Investment Fund, 2.01% (l)	108,458,830	108,469,676
UBS Select Treasury Preferred Fund, Class I, 1.91% (l)	1,664	1,664

TOTAL INVESTMENT COMPANIES (Cost $123,256,761)		123,272,464

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 7.5%
U.S. Treasury Bills
2.06%, 11/14/2019 (2)(n)(o)	2,167,000	2,162,285
2.12%, 11/21/2019 (2)(n)(o)	1,820,000	1,815,374
2.12%, 11/29/2019 (2)(n)(o)	2,000,000	1,994,059
2.11%, 12/5/2019 (2)(n)(o)	2,000,000	1,993,553
2.12%, 12/12/2019 (2)(n)(o)	2,070,000	2,062,645
2.05%, 12/19/2019 (2)(n)(o)	2,167,000	2,158,796
2.05%, 12/26/2019 (2)(n)(o)	2,166,000	2,156,764
2.06%, 1/2/2020 (2)(n)(o)	3,870,000	3,851,897
2.10%, 1/9/2020 (2)(n)(o)	4,580,000	4,557,081

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 7.5% (continued)
1.97%, 2/6/2020 (2)(n) (o)	3,910,000	3,885,080
1.91%, 2/13/2020 (2)(n)(o)	10,629,000	10,558,251

TOTAL U.S. TREASURY OBLIGATIONS (Cost $37,175,702)		37,195,785

TOTAL SHORT-TERM INVESTMENTS (Cost $160,432,463)		160,468,249

TOTAL LONG POSITIONS (Cost $608,158,944)		593,321,825

	SHARES
SHORT POSITIONS - (25.6)%

COMMON STOCKS - (22.9)%

Air Freight & Logistics - (0.1)%
Atlas Air Worldwide Holdings, Inc. *	(20,300)	(512,169)

Auto Components - (0.1)%
Veoneer, Inc. (Sweden) *	(21,014)	(315,000)

Automobiles - (0.3)%
Tesla, Inc. *	(6,899)	(1,661,762)

Banks - 0.0% (d)
TCF Financial Corp.	(50)	(1,904)

Biotechnology - (0.9)%
Clovis Oncology, Inc. *	(147,176)	(578,402)
Inovio Pharmaceuticals, Inc. *	(146,507)	(300,339)
Intercept Pharmaceuticals, Inc. *	(3,968)	(263,317)
Ironwood Pharmaceuticals, Inc. *	(122,913)	(1,055,208)
Karyopharm Therapeutics, Inc. *	(79,094)	(760,884)
Ligand Pharmaceuticals, Inc. *	(199)	(19,808)
OPKO Health, Inc. *	(582,712)	(1,217,868)
Verastem, Inc. *	(396,050)	(479,221)

		(4,675,047)

Capital Markets - (0.7)%
Ares Capital Corp.	(26,605)	(495,784)
Hercules Capital, Inc.	(10,077)	(134,730)
New Mountain Finance Corp.	(39,163)	(533,792)
Penson Worldwide, Inc. (3)*(b)	(212,307)	—
Prospect Capital Corp.	(18,272)	(120,412)
TPG Specialty Lending, Inc.	(44,994)	(943,974)
Virtus Investment Partners, Inc.	(10,316)	(1,140,640)

		(3,369,332)

Commercial Services & Supplies - (0.4)%
US Ecology, Inc.	(30,119)	(1,925,809)

Communications Equipment - (0.2)%
Harmonic, Inc. *	(28,803)	(189,524)
Infinera Corp. *	(91,343)	(497,819)
InterDigital, Inc.	(5,158)	(270,640)

		(957,983)

Construction & Engineering - 0.0% (d)
Limbach Holdings, Inc. *	(10,000)	(49,300)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
Consumer Finance - 0.0% (d)
EZCORP, Inc., Class A *	(18,695)	(120,676)

Containers & Packaging - 0.0% (d)
Ranpak Holdings Corp. *	(5,110)	(30,967)

Diversified Consumer Services - (0.3)%
OneSpaWorld Holdings Ltd. *	(109,990)	(1,708,145)

Diversified Financial Services - (0.3)%
AXA Equitable Holdings, Inc.	(32,237)	(714,372)
Element Fleet Management Corp. (Canada)	(44,730)	(357,880)
Voya Financial, Inc.	(10,975)	(597,479)

		(1,669,731)

Diversified Telecommunication Services - (0.1)%
Vonage Holdings Corp. *	(23,414)	(264,578)

Electric Utilities - (1.4)%
Southern Co. (The)	(112,252)	(6,933,806)

Electrical Equipment - (0.2)%
Plug Power, Inc. *	(369,253)	(971,135)

Electronic Equipment, Instruments & Components - (0.4)%
II-VI, Inc. *	(43,716)	(1,539,240)
Insight Enterprises, Inc. *	(11,875)	(661,319)

		(2,200,559)

Energy Equipment & Services - (0.3)%
Helix Energy Solutions Group, Inc. *	(72,477)	(584,165)
National Energy Services Reunited Corp. *	(104,992)	(701,347)
Oil States International, Inc. *	(2,080)	(27,664)
SEACOR Holdings, Inc. *	(6,333)	(298,094)

		(1,611,270)

Entertainment - (0.2)%
iQIYI, Inc., ADR (China) *	(10,857)	(175,123)
Kew Media Group, Inc., Class B (Canada) *	(5,000)	(24,229)
Live Nation Entertainment, Inc. *	(14,081)	(934,134)

		(1,133,486)

Equity Real Estate Investment Trusts (REITs) - (0.4)%
CorEnergy Infrastructure Trust, Inc.	(18,630)	(879,709)
Park Hotels & Resorts, Inc.	(100)	(2,497)
QTS Realty Trust, Inc., Class A	(12,456)	(640,363)
Uniti Group, Inc.	(73,862)	(573,538)

		(2,096,107)

Gas Utilities - (0.1)%
South Jersey Industries, Inc.	(13,267)	(436,617)

Health Care Equipment & Supplies - (0.1)%
China Medical Technologies, Inc., ADR (China) (3)*(b)	(40,234)	—
Senseonics Holdings, Inc. *	(258,239)	(255,269)

		(255,269)

Health Care Providers & Services - (0.8)%
Anthem, Inc.	(17,276)	(4,147,968)

INVESTMENTS	SHARES	VALUE ($)
Health Care Technology - (0.1)%
Change Healthcare, Inc. *	(41,198)	(497,672)

Hotels, Restaurants & Leisure - 0.0% (d)
Target Hospitality Corp. *	(20,267)	(138,018)

Insurance - (0.1)%
HCI Group, Inc.	(6,235)	(262,119)

Interactive Media & Services - (1.3)%
ANGI Homeservices, Inc., Class A *	(97,270)	(689,158)
IAC/InterActiveCorp *	(2,618)	(570,645)
Match Group, Inc.	(52,313)	(3,737,241)
Weibo Corp., ADR (China) *	(26,394)	(1,181,131)
YY, Inc., ADR (China) *	(5,133)	(288,629)
Zillow Group, Inc., Class C *	(4,163)	(124,141)

		(6,590,945)

Internet & Direct Marketing Retail - (3.1)%
Alibaba Group Holding Ltd., ADR (China) *	(47,129)	(7,881,383)
Etsy, Inc. *	(18,130)	(1,024,345)
Expedia Group, Inc.	(50)	(6,720)
MercadoLibre, Inc. (Argentina) *	(2,298)	(1,266,727)
Quotient Technology, Inc. *	(7,661)	(59,909)
Takeaway.com NV (Netherlands) (2)*(g)	(4,397)	(350,372)
Wayfair, Inc., Class A *	(40,854)	(4,580,550)

		(15,170,006)

IT Services - (0.8)%
Akamai Technologies, Inc. *	(9,848)	(899,910)
Fidelity National Information Services, Inc.	(51)	(6,771)
Fiserv, Inc. *	(51)	(5,283)
KBR, Inc.	(24,017)	(589,377)
Repay Holdings Corp. *	(36,000)	(479,880)
Square, Inc., Class A *	(10,594)	(656,298)
Verra Mobility Corp. *	(80,785)	(1,159,265)

		(3,796,784)

Life Sciences Tools & Services - (0.3)%
Avantor, Inc. *	(82,071)	(1,206,444)
Illumina, Inc. *	(393)	(119,558)

		(1,326,002)

Machinery - (0.5)%
Blue Bird Corp. *	(45,043)	(857,393)
Colfax Corp. *	(28,197)	(819,405)
Fortive Corp.	(8,298)	(568,911)
Rexnord Corp. *	(7,822)	(211,585)

		(2,457,294)

Media - (0.7)%
Liberty Latin America Ltd., Class C (Chile) *	(40,108)	(685,646)
New York Times Co. (The), Class A	(80,447)	(2,291,131)
Sirius XM Holdings, Inc.	(44,515)	(278,441)

		(3,255,218)

Metals & Mining - (0.5)%
Allegheny Technologies, Inc. *	(84,700)	(1,715,175)
Cleveland-Cliffs, Inc.	(62,128)	(448,564)
Endeavour Mining Corp. (Ivory Coast) *	(7,907)	(151,116)

		(2,314,855)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
Mortgage Real Estate Investment Trusts (REITs) - (0.7)%
Apollo Commercial Real Estate Finance, Inc.	(48,512)	(929,975)
Blackstone Mortgage Trust, Inc., Class A	(28,642)	(1,026,816)
Granite Point Mortgage Trust, Inc.	(15,778)	(295,680)
MFA Financial, Inc.	(8,016)	(58,998)
Redwood Trust, Inc.	(57,082)	(936,715)

		(3,248,184)

Multi-Utilities - (0.6)%
CenterPoint Energy, Inc.	(45,614)	(1,376,631)
Dominion Energy, Inc.	(11,352)	(919,966)
Sempra Energy	(4,777)	(705,133)

		(3,001,730)

Oil, Gas & Consumable Fuels - (0.8)%
Altus Midstream Co., Class A *	(9,044)	(25,594)
Chesapeake Energy Corp. *	(409)	(577)
DHT Holdings, Inc.	(172,666)	(1,061,896)
Falcon Minerals Corp.	(75,000)	(431,250)
Green Plains, Inc.	(89,636)	(949,693)
Occidental Petroleum Corp.	(60)	(2,668)
Rosehill Resources, Inc. *	(20,066)	(39,129)
Scorpio Tankers, Inc. (Monaco)	(24,526)	(729,894)
Ship Finance International Ltd. (Norway)	(64,778)	(909,483)

		(4,150,184)

Pharmaceuticals - (0.2)%
Omeros Corp. *	(55,916)	(913,108)

Professional Services - (0.3)%
Clarivate Analytics plc (United Kingdom) *	(86,404)	(1,457,636)

Road & Rail - 0.0% (d)
DSV A/S (Denmark) (2)	(102)	(9,695)

Semiconductors & Semiconductor Equipment - (4.0)%
Cree, Inc. *	(8,854)	(433,846)
Lam Research Corp.	(74,207)	(17,149,980)
Microchip Technology, Inc.	(22,099)	(2,053,218)

		(19,637,044)

Software - (0.9)%
8x8, Inc. *	(20,765)	(430,251)
Atlassian Corp. plc, Class A *	(3,633)	(455,724)
Benefitfocus, Inc. *	(21,476)	(511,344)
Blackline, Inc. *	(5,004)	(239,241)
Coupa Software, Inc. *	(2,450)	(317,446)
FireEye, Inc. *	(9,112)	(121,554)
Pluralsight, Inc., Class A *	(30,073)	(505,076)
Q2 Holdings, Inc. *	(2,920)	(230,300)
Rapid7, Inc. *	(7,214)	(327,443)
Rimini Street, Inc. *	(10,000)	(43,800)
salesforce.com, Inc. *	(50)	(7,422)
Splunk, Inc. *	(10,395)	(1,225,155)
Workiva, Inc. *	(4,744)	(207,930)

		(4,622,686)

Specialty Retail - (0.3)%
Guess?, Inc.	(20,002)	(370,637)
RH *	(7,548)	(1,289,425)

		(1,660,062)

INVESTMENTS	SHARES	VALUE ($)
Technology Hardware, Storage & Peripherals - (0.1)%
NCR Corp. *	(16,586)	(523,454)
Pure Storage, Inc., Class A *	(9,229)	(156,339)

		(679,793)

Wireless Telecommunication Services - (0.3)%
Gogo, Inc. *	(235,354)	(1,419,185)

TOTAL COMMON STOCKS (Proceeds $(107,625,667))		(113,656,840)

MASTER LIMITED PARTNERSHIPS - (0.1)%
Oil, Gas & Consumable Fuels - (0.1)%
Energy Transfer LP (Proceeds $(427,889))	(31,959)	(418,024)

	PRINCIPAL AMOUNT ($)
CONVERTIBLE BONDS - (2.6)%

Biotechnology - (0.5)%
BioMarin Pharmaceutical, Inc.
1.50%, 10/15/2020 (2)	(1,400,000)	(1,441,771)
0.60%, 8/1/2024 (2)	(875,000)	(860,122)

		(2,301,893)

Internet & Direct Marketing Retail - (0.7)%
Booking Holdings, Inc.
0.90%, 9/15/2021 (2)	(900,000)	(1,043,565)
IAC Financeco 2, Inc.
0.88%, 6/15/2026 (2)(g)	(450,000)	(468,372)
Wayfair, Inc.
0.38%, 9/1/2022 (2)	(1,650,000)	(2,038,781)

		(3,550,718)

IT Services - (0.4)%
Euronet Worldwide, Inc.
0.75%, 3/15/2049 (2)(g)	(250,000)	(292,656)
Square, Inc.
0.50%, 5/15/2023 (2)	(1,375,000)	(1,528,828)

		(1,821,484)

Life Sciences Tools & Services - (0.6)%
Illumina, Inc.
0.50%, 6/15/2021 (2)	(1,900,000)	(2,517,362)
0.00%, 8/15/2023 (2)	(400,000)	(442,500)

		(2,959,862)

Pharmaceuticals - 0.0% (d)
Jazz Investments I Ltd.
1.50%, 8/15/2024 (2)	(175,000)	(168,443)

Software - (0.4)%
DocuSign, Inc.
0.50%, 9/15/2023 (2)(g)	(600,000)	(673,346)
LivePerson, Inc.
0.75%, 3/1/2024 (2)(g)	(825,000)	(961,827)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Software - (0.4)% (continued)
Proofpoint, Inc.
0.25%, 8/15/2024 (2)(g)	(475,000)	(514,254)

		(2,149,427)

TOTAL CONVERTIBLE BONDS (Proceeds $(13,785,374))		(12,951,827)

TOTAL SHORT POSITIONS (Proceeds $(121,838,930))		(127,026,691)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 93.9% (Cost $486,320,014)		466,295,134
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.1% (P)		30,262,518

NET ASSETS - 100.0%		496,557,652

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$12,538,987	2.5%
Consumer Discretionary	17,298,104	3.5
Consumer Staples	2,931,536	0.6
Energy	9,404,789	1.9
Financials	169,214,220	34.1
Health Care	34,756,287	7.0
Industrials	9,801,183	2.0
Information Technology	30,364,257	6.1
Materials	3,038,398	0.6
Real Estate	5,256,045	1.0
Utilities	11,223,079	2.3
Short-Term Investments	160,468,249	32.3

Total Investments In Securities At Value	466,295,134	93.9
Other Assets in Excess of Liabilities (p)	30,262,518	6.1

Net Assets	$496,557,652	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $246,717,681. In addition, $25,904,385 of cash collateral was pledged.
(b)	Security fair valued as of September 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2019 amounted to $10,602,254, which represents approximately 2.14% of net assets of the fund.
(c)	Restricted Security.
(d)	Represents less than 0.05% of net assets.
(e)	Perpetual security. The rate reflected was the rate in effect on September 30, 2019. The maturity date reflects the next call date.
(f)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. See Notes to Schedule of Investments for further information. The interest rate shown was the current rate as of September 30, 2019.

(g)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2019 amounted to $90,562,596, which represents approximately 18.24% of net assets of the fund.

(h)	Payment in-kind security.
(i)	Defaulted security.
(j)

Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency. The interest rate shown was the current rate as of September 30, 2019.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2019.
(l)	Represents 7-day effective yield as of September 30, 2019.
(m)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(n)	The rate shown was the effective yield at the date of purchase.
(o)	All or a portion of the security pledged as collateral for swap contracts.
(p)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All bonds are denominated in US dollars, unless noted otherwise.

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security.
(3)	Level 3 security.

Credit default swap contracts outstanding — buy protection as of September 30, 2019:

Exchange Cleared

REFERENCE ENTITY	FINANCING RATE PAID	PAYMENT FREQUENCY	MATURITY DATE	CREDIT SPREAD	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE

Markit CDX North America High Yield Index Series 33.V1	5.00%	Quarterly	12/20/2024	3.50%	USD	19,775,000	$(1,293,501)	$(33,217)	$(1,326,718)
Markit CDX North America Investment Grade Index Series 33.V1	1.00%	Quarterly	12/20/2024	0.60%	USD	100,000	(2,035)	28	(2,007)

							$(1,295,536)	$(33,189)	$(1,328,725)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Short Contracts
S&P 500 E-Mini Index	(255)	12/2019	USD	$(37,975,875)	$258,476
U.S. Treasury 10 Year Note	(43)	12/2019	USD	(5,603,438)	38,728
U.S. Treasury 2 Year Note	(247)	12/2019	USD	(53,228,500)	143,114
U.S. Treasury 5 Year Note	(250)	12/2019	USD	(29,787,109)	138,784

					$579,102

Forward foreign currency contracts outstanding as of September 30, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)

CAD	1,015,088	USD	764,139	CITI	12/18/2019	$3,064
CAD	1,010,090	USD	760,376	JPMC	12/18/2019	3,048
GBP	10,045	USD	12,309	CITI	12/18/2019	82
GBP	10,041	USD	12,304	JPMC	12/18/2019	82
USD	854,403	CAD	1,125,717	CITI	12/18/2019	3,588
USD	854,414	CAD	1,125,733	JPMC	12/18/2019	3,586
USD	193,613	EUR	173,769	CITI	12/18/2019	3,059
USD	193,636	EUR	173,789	JPMC	12/18/2019	3,059
USD	31,309	GBP	25,279	CITI	12/18/2019	126
USD	10,259	GBP	8,277	JPMC	12/18/2019	49

Total unrealized appreciation						19,743

CAD	561,160	USD	425,971	CITI	12/18/2019	(1,847)
CAD	561,164	USD	425,975	JPMC	12/18/2019	(1,847)
EUR	70,168	USD	78,171	CITI	12/18/2019	(1,225)
EUR	70,183	USD	78,188	JPMC	12/18/2019	(1,225)
GBP	6,029	USD	7,475	CITI	12/18/2019	(38)
GBP	6,027	USD	7,473	JPMC	12/18/2019	(38)
USD	5,119,440	CAD	6,784,541	CITI	12/18/2019	(8,311)
USD	1,525,399	CAD	2,026,302	JPMC	12/18/2019	(6,078)
USD	34,120	GBP	27,795	CITI	12/18/2019	(167)
USD	16,891	GBP	13,791	JPMC	12/18/2019	(120)

Total unrealized depreciation						(20,896)

Net unrealized depreciation						$(1,153)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Total Return Basket Swaps Outstanding at September 30, 2019

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-1.00% to 1.25%), which is denominated in GBP based on the local currencies of the positions within the swap.	24-25 months maturity ranging from 09/25/2020 - 09/27/2021	$1,203,218	$(115,804)	$1,301	$(114,503)

BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (1.25%), which is denominated in USD based on the local currencies of the positions within the swap.	24 months maturity 09/25/2020	$345,870	$(15,755)	$(1,187)	$(16,942)

DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Overnight Bank Funding Rate (“OBFR”) plus or minus a specified spread (0.02%), which is denominated in USD based on the local currencies of the positions within the swap.	86 months maturity 09/30/2021	$215,488	$54,982	$493	$55,475

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR or Euro Overnight Index Average (“EONIA”) plus or minus a specified spread (-0.03% to 0.03%), which is denominated in EUR based on the local currencies of the positions within the swap.	61 months maturity 10/23/2023	$2,822,559	$(6,278)	$(2,204)	$(8,482)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Total Return Basket Swaps Outstanding at September 30, 2019 (continued)

Over the Counter (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Hong Kong Overnight Index Average (“HONIX”) plus or minus a specified spread (-0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	61 months maturity 09/16/2024	$648,192	$22,066	$8	$22,074

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-0.03% to 0.11%), which is denominated in USD based on the local currencies of the positions within the swap.	56-61 months maturity ranging from 04/12/2023 - 07/11/2024	$2,586,387	$67,401	$(382,065)	$(314,664)

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Hong Kong Interbank Offered Rate (“HIBOR”) plus or minus a specified spread (-0.35% to 0.40%), which is denominated in HKD based on the local currencies of the positions within the swap.	13 months maturity 09/30/2020	$1,040,658	$(6,024)	$(299)	$(6,323)

BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR plus or minus a specified spread (-0.30% to 0.75%), which is denominated in EUR based on the local currencies of the positions within the swap.	24-25 months maturity ranging from 09/25/2020 - 09/27/2021	$10,956,516	$(405,656)	$29,489	$(376,167)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	PRINCIPAL	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Convertible Bond

Germany
Bayer Capital Corp. BV, 5.63%, 11/22/2019	$5,000,000	$4,504,728	$(524,333)	139.4%

Spain
Cellnex Telecom SA, 0.50%, 7/5/2028	1,700,000	1,971,450	16,237	(4.3)

	SHARES

Short Positions

Common Stock

Germany
Bayer AG (Registered)	(58,015)	(4,087,335)	121,863	(32.4)

Spain
Cellnex Telecom SA	(9,515)	(393,003)	(19,423)	5.2

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-14.48% to 0.85%), which is denominated in USD based on the local currencies of the positions within the swap.	13-65 months maturity ranging from 10/25/2019 - 07/11/2024	$89,738,704	$(5,929,936)	$(47,622)	$(5,977,558)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	PRINCIPAL	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Convertible Bond

United States
AMAG Pharmaceuticals, Inc., 3.25%, 6/1/2022	$1,600,000	$1,333,333	$(410,167)	6.9%
Gannett Co., Inc., 4.75%, 4/15/2024	3,275,000	3,602,936	86,015	(1.4)
Hope Bancorp, Inc., 2.00%, 5/15/2038	3,600,000	3,356,549	(82,859)	1.4
Innoviva, Inc., 2.13%, 1/15/2023	1,475,000	1,391,300	(30,904)	0.5
Innoviva, Inc., 2.50%, 8/15/2025	1,000,000	963,818	(89,673)	1.5
Intel Corp., 3.25%, 8/1/2039	14,450,000	36,780,556	196,769	(3.3)
Invacare Corp., 4.50%, 6/1/2022	2,550,000	2,155,314	(1,117,093)	18.7
Paratek Pharmaceuticals, Inc., 4.75%, 5/1/2024	1,950,000	1,448,299	(463,586)	7.8

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock

Brazil
Gol Linhas Aereas Inteligentes SA, ADR	(32,901)	$(508,978)	$19,083	(0.3	) %

United States
AMAG Pharmaceuticals, Inc.	(12,280)	(141,834)	7,414	(0.1)
Hope Bancorp, Inc.	(29,209)	(418,857)	(9,141)	0.2
Innoviva, Inc.	(51,550)	(543,337)	179,899	(3.0)
Intel Corp.	(713,100)	(36,746,043)	(4,186,623)	70.0
Invacare Corp.	(39,276)	(294,570)	(34,500)	0.6
Paratek Pharmaceuticals, Inc.	(12,264)	(52,980)	5,430	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (0.03%), which is denominated in GBP based on the local currencies of the positions within the swap.	61 months maturity ranging from 03/27/2024 - 09/16/2024	$12,855,812	$(27,936)	$2,489	$(25,447)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Canada
Entertainment One Ltd.	43,376	$301,647	$(12,215)	48.0%

United Kingdom
BCA Marketplace plc	130,754	378,683	(4,934)	19.4
Cobham plc	2,820,744	5,436,364	(131,060)	515.0
Greene King plc	263,301	2,740,729	19,680	(77.3)
Inmarsat plc	323,315	2,326,101	153,585	(603.5)
Just Eat plc	45,140	370,801	(64,499)	253.5
London Stock Exchange Group plc	8,872	796,703	8,381	(32.9)
Merlin Entertainments plc	90,720	504,784	3,126	(12.3)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (0.11%), which is denominated in USD based on the local currencies of the positions within the swap.	52-61 months maturity ranging from 12/01/2023 - 07/16/2024	$29,916,400	$1,575,649	$120,832	$1,696,481

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

China
Longevity Acquisition Corp.	125,000	$1,288,750	$74,375	4.4%

Hong Kong
TKK Symphony Acquisition Corp.	150,000	1,519,500	57,000	3.4

Mexico
Opes Acquisition Corp.	150,000	1,555,500	66,750	3.9

United States
Allegro Merger Corp.	150,000	1,518,000	60,750	3.6
ChaSerg Technology Acquisition Corp.	150,000	1,501,500	54,000	3.2
Far Point Acquisition Corp.	150,000	1,533,000	85,500	5.0
Forum Merger II Corp.	150,000	1,516,500	69,000	4.1
Gores Holdings III, Inc.	150,000	1,516,500	73,500	4.3
Graf Industrial Corp.	150,000	1,504,500	63,000	3.7
HL Acquisitions Corp.	54,000	549,720	12,420	0.7
LF Capital Acquisition Corp.	140,000	1,436,400	71,400	4.2
Megalith Financial Acquisition Corp.	150,000	1,519,500	66,000	3.9
OneSpaWorld Holdings Ltd.	99,990	485,951	408,749	24.1
Pure Acquisition Corp.	150,000	1,537,500	66,000	3.9
Spartan Energy Acquisition Corp.	150,000	1,515,000	75,000	4.4
Tenzing Acquisition Corp.	150,000	1,539,000	28,500	1.7
Tiberius Acquisition Corp.	150,000	1,539,000	91,500	5.4
VectoIQ Acquisition Corp.	150,000	1,530,000	73,500	4.3

	NO. OF WARRANTS

Warrant

Hong Kong
New Frontier Corp., expiring 7/25/2023	50,000	50,000	—	—

United Kingdom
Leo Holdings Corp., expiring 4/5/2023	125,000	92,500	(53,750)	(3.2)

United States
Akazoo SA, expiring 12/31/2024	425,000	327,250	170,850	10.1
Blue Bird Corp., expiring 2/24/2020	53,842	193,831	(5,384)	(0.3)
ChaSerg Technology Acquisition Corp., expiring 9/30/2023	90,000	80,100	14,364	0.8

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	NO. OF WARRANTS	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United States (continued)
Clarivate Analytics plc, expiring 5/13/2024	77,500	$456,475	$382,850	22.6%
DFB Healthcare Acquisitions Corp., expiring 4/3/2023	66,667	96,000	14,000	0.8
Exela Technologies, Inc., expiring 7/12/2022	930,354	160,486	11,629	0.7
Falcon Minerals Corp., expiring 8/23/2023	250,000	92,200	(77,800)	(4.6)
Forum Merger II Corp., expiring 9/30/2025	180,000	106,200	17,100	1.0
Gordon Pointe Acquisition Corp., expiring 1/25/2023	122,980	49,192	61	0.0
Graf Industrial Corp., expiring 12/31/2025	198,000	77,220	(9,900)	(0.6)
Inspired Entertainment, Inc., expiring 12/23/2021	636,986	267,534	76,438	4.5
Legacy Acquisition Corp., expiring 11/30/2022	250,000	87,500	—	—
Leisure Acquisition Corp., expiring 12/28/2022 (a)	125,000	93,750	(6,250)	(0.4)
Megalith Financial Acquisition Corp., expiring 9/21/2023	128,200	48,716	(6,423)	(0.4)
Mudrick Capital Acquisition Corp., expiring 3/12/2025	250,000	157,500	34,000	2.0
National Energy Services Reunited Corp., expiring 6/6/2023	409,500	163,800	(368,550)	(21.7)
Nesco Holdings, Inc., expiring 1/1/2025	83,334	71,667	(30,000)	(1.8)
NextDecade Corp., expiring 7/24/2022	547,771	273,886	120,510	7.1
Pensare Acquisition Corp., expiring 8/8/2022	250,000	55,000	(26,125)	(1.5)
Purple Innovation, Inc., expiring 2/2/2023	384,000	126,682	61,402	3.6
Ranpak Holdings Corp., expiring 6/3/2024	125,000	93,750	(23,750)	(1.4)
Regalwood Global Energy Ltd., expiring 12/5/2022 (a)	83,334	50,000	(45,834)	(2.7)
Repay Holdings Corp., expiring 7/11/2024	180,000	158,400	158,400	9.3
Rimini Street, Inc., expiring 9/30/2022	471,690	165,092	(141,507)	(8.3)
Rosehill Resources, Inc., expiring 4/27/2022	244,800	46,512	(42,718)	(2.5)
Sirius International Insurance Group Ltd., expiring 11/5/2023 (a)	286,625	143,312	(143,312)	(8.4)
Tiberius Acquisition Corp., expiring 4/10/2023	117,500	69,325	22,325	1.3
Trinity Merger Corp., expiring 5/31/2023	250,000	317,500	232,500	13.7
VectoIQ Acquisition Corp., expiring 6/11/2023	180,000	128,664	58,104	3.4
Verra Mobility Corp., expiring 10/17/2023	66,667	270,668	157,334	9.3

(a)	Security fair valued as of September 30, 2019 in accordance with procedures approved by the Board of Trustees.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-0.36% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	13-61 months maturity ranging from 04/15/2020 - 09/30/2024	$198,748,001	$(373,896)	$(267,067)	$(640,963)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

United States
Acacia Communications, Inc.	117,719	$7,698,823	$141,426	(22.1)%
Advanced Disposal Services, Inc.	248,030	8,078,337	27,063	(4.2)
Alder Biopharmaceuticals, Inc.	25,753	485,702	8,717	(1.4)
Allergan plc	55,645	9,364,497	279,894	(43.7)
Caesars Entertainment Corp.	493,627	5,755,691	74,044	(11.6)
Cambrex Corp.	46,908	2,791,026	4,659	(0.7)
Carbon Black, Inc.	57,406	1,491,982	111	(0.0)
Carrizo Oil & Gas, Inc.	299,134	2,568,065	100,647	(15.7)
Celgene Corp.	68,421	6,794,205	147,105	(23.0)
Cypress Semiconductor Corp.	416,923	9,730,983	314,280	(49.0)
El Paso Electric Co.	42,213	2,831,648	23,161	(3.6)
Gannett Co., Inc.	132,710	1,425,305	4,037	(0.6)
Genesee & Wyoming, Inc.	60,829	6,722,213	34,260	(5.3)
Genomic Health, Inc.	14,000	949,480	(22,449)	3.5
Genworth Financial, Inc.	250,774	1,103,406	(7,523)	1.2
International Speedway Corp.	8,250	371,332	(420)	0.1
LegacyTexas Financial Group, Inc.	21,542	937,723	58,163	(9.1)
Medidata Solutions, Inc.	121,627	11,128,870	8,713	(1.4)
Mellanox Technologies Ltd.	78,382	8,589,883	(172,697)	26.9
Milacron Holdings Corp.	86,586	1,443,389	44,159	(6.9)
Monotype Imaging Holdings, Inc.	46,989	930,852	(49)	0.0
Nanometrics, Inc.	11,691	381,360	35,712	(5.6)
Navigant Consulting, Inc.	21,000	586,950	1,761	(0.3)
Pacific Biosciences of California, Inc.	197,259	1,017,856	(67,073)	10.5
Pivotal Software, Inc.	74,502	1,111,570	47,797	(7.5)
Raytheon Co.	12,636	2,479,057	72,404	(11.3)
Sotheby’s	59,326	3,380,395	29,816	(4.7)
Spark Therapeutics, Inc.	61,459	5,960,294	(210,581)	32.9
Sprint Corp.	1,160,132	7,158,014	(754,086)	117.6
SunTrust Banks, Inc.	164,553	11,321,246	970,863	(151.5)
Viacom, Inc.	80,000	1,922,400	(182,500)	28.5
WABCO Holdings, Inc.	84,251	11,268,571	137,056	(21.4)
WellCare Health Plans, Inc.	28,785	7,460,208	(274,560)	42.8
Wesco Aircraft Holdings, Inc.	37,392	411,686	(336)	0.1
Zayo Group Holdings, Inc.	112,511	3,814,123	76,733	(12.0)

Short Positions

Common Stock

United States
AbbVie, Inc.	(48,189)	(3,648,871)	(390,331)	60.9
BB&T Corp.	(213,096)	(11,372,934)	(990,896)	154.6
Bristol-Myers Squibb Co.	(68,421)	(3,469,629)	(166,947)	26.0
Callon Petroleum Co.	(613,335)	(2,661,874)	(65,442)	10.2
CBS Corp. (Non-Voting)	(47,700)	(1,925,649)	176,209	(27.5)
Centene Corp.	(97,293)	(4,208,895)	250,185	(39.0)
Eldorado Resorts, Inc.	(48,351)	(1,927,754)	(42,065)	6.6
Exact Sciences Corp.	(4,143)	(374,403)	43,849	(6.8)
Hillenbrand, Inc.	(13,958)	(431,023)	(40,757)	6.4
New Media Investment Group, Inc.	(251,556)	(2,216,208)	37,693	(5.9)
Prosperity Bancshares, Inc.	(11,381)	(803,840)	(57,702)	9.0
Rudolph Technologies, Inc.	(14,550)	(383,538)	(35,400)	5.5
SRC Energy, Inc.	(72,310)	(336,965)	3,133	(0.5)
T-Mobile US, Inc.	(118,996)	(9,373,315)	45,218	(7.1)
United Technologies Corp.	(29,502)	(4,027,613)	(83,491)	13.0

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-0.56% to 0.07%), which is denominated in USD based on the local currencies of the positions within the swap.	13-61 months maturity ranging from 09/24/2020 - 09/26/2024	$67,264,485	$(306,684)	$(61,971)	$(368,655)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	PRINCIPAL	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Convertible Bond

Argentina
MercadoLibre, Inc., 2.00%, 8/15/2028	$3,900,000	$5,735,018	$(100,903)	27.4%

United States
Air Transport Services Group, Inc., 1.13%, 10/15/2024	3,000,000	2,810,643	(81,270)	22.0
Allegheny Technologies, Inc., 4.75%, 7/1/2022	3,150,000	4,967,946	138,274	(37.5)
Atlas Air Worldwide Holdings, Inc., 1.88%, 6/1/2024	1,625,000	1,355,844	(58,138)	15.8
Cleveland-Cliffs, Inc., 1.50%, 1/15/2025	4,200,000	4,566,219	(270,440)	73.4
DISH Network Corp., 3.38%, 8/15/2026	2,925,000	2,692,389	(21,496)	5.8
Envestnet, Inc., 1.75%, 12/15/2019	2,500,000	2,550,425	(30,078)	8.2
Guess?, Inc., 2.00%, 4/15/2024	2,250,000	2,265,785	12,869	(3.5)
Infinera Corp., 2.13%, 9/1/2024	1,700,000	1,477,855	9,365	(2.5)
Liberty Media Corp., 2.25%, 12/1/2048	2,600,000	2,974,995	(87,396)	23.7
Ligand Pharmaceuticals, Inc., 0.75%, 5/15/2023	1,900,000	1,588,929	41,711	(11.3)
Lumentum Holdings, Inc., 0.25%, 3/15/2024	2,875,000	3,328,162	(55,908)	15.2
Meritor, Inc., 3.25%, 10/15/2037	2,075,000	2,061,595	(35,622)	9.7
Splunk, Inc., 1.13%, 9/15/2025	1,425,000	1,558,408	34,969	(9.5)
Zendesk, Inc., 0.25%, 3/15/2023	3,900,000	5,150,333	(96,474)	26.2

	SHARES

Short Positions

Common Stock

Argentina
MercadoLibre, Inc.	(7,212)	(3,975,471)	63,649	(17.3)

United States
Air Transport Services Group, Inc.	(48,902)	(1,027,920)	33,511	(9.1)
Allegheny Technologies, Inc.	(179,844)	(3,641,841)	(135,576)	36.8
Atlas Air Worldwide Holdings, Inc.	(8,513)	(214,783)	15,850	(4.3)
Cleveland-Cliffs, Inc.	(348,393)	(2,515,397)	189,289	(51.3)
DISH Network Corp.	(24,907)	(848,581)	7,634	(2.1)
Envestnet, Inc.	(10,933)	(619,901)	23,292	(6.3)
Guess?, Inc.	(49,309)	(913,696)	(24,623)	6.7
Infinera Corp.	(95,559)	(520,797)	(15,273)	4.1

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United States (continued)
Ligand Pharmaceuticals, Inc.	(1,682)	$(167,426)	$(11,872)	3.2%
Live Nation Entertainment, Inc.	(23,146)	(1,535,506)	68,818	(18.7)
Lumentum Holdings, Inc.	(32,488)	(1,740,057)	37,313	(10.1)
Meritor, Inc.	(21,569)	(399,026)	28,304	(7.7)
Splunk, Inc.	(5,766)	(679,581)	(50,163)	13.6
Zendesk, Inc.	(46,377)	(3,379,956)	63,700	(17.3)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-1.00% to 0.30%), which is denominated in USD based on the local currencies of the positions within the swap.	13-61 months maturity ranging from 04/17/2020 - 07/03/2023	$7,113,540	$(13,494,705)	$10,940,819	$(2,553,886)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Australia
Penson Technologies LLC, Class B Shares (a)	9,326,216	$100,350	$100,341	(3.9)%

China
SINA Corp.	26,694	1,046,138	(2,208,128)	86.5

United States
Altaba, Inc.	212,645	4,142,325	(11,257,559)	440.8
Black Knight, Inc.	4,074	248,758	51,169	(2.0)
CONSOL Energy, Inc.	6,610	103,314	(86,327)	3.4
Delphi Technologies plc	8,975	120,265	(317,984)	12.5
FHLMC	78,659	282,386	158,105	(6.2)
FNMA	27,686	105,207	60,079	(2.4)
Genworth Financial, Inc.	51,097	224,827	30,658	(1.2)
Hamilton Beach Brands Holding Co.	10,895	176,172	(88,141)	3.5

Short Positions

Common Stock

United States
Intrexon Corp.	(98,566)	(563,798)	63,082	(2.5)

(a)	Security fair valued as of September 30, 2019 in accordance with procedures approved by the Board of Trustees.

See notes to Schedules of Investments.

Schedule of Investments	September 30, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 140.7%

COMMON STOCKS - 43.2%

Austria - 0.1%
ams AG *(a)	9,156	408,555

Belgium - 2.1%
Ageas (a)(b)	81,822	4,535,812
bpost SA (b)	50,427	528,455
Solvay SA (b)	4,394	454,899
UCB SA (b)	27,386	1,986,919

		7,506,085

Canada - 5.1%
Air Canada (1)*(b)	63,439	2,069,065
Alimentation Couche-Tard, Inc., Class B (1)(b)	49,778	1,525,446
Atco Ltd., Class I (1)(b)	14,042	513,836
Canadian Imperial Bank of Commerce (1)(b)	12,222	1,008,406
Canadian Pacific Railway Ltd. (1)(b)	3,342	742,689
Canadian Tire Corp. Ltd., Class A (1)(b)	5,189	582,291
CGI, Inc. (1)*(b)	4,492	355,196
CI Financial Corp. (1)(b)	20,226	295,104
Empire Co. Ltd., Class A (1)(b)	58,628	1,587,339
Finning International, Inc. (1)(b)	30,153	527,794
George Weston Ltd. (1)(b)	2,993	251,802
Gildan Activewear, Inc. (1)(b)	16,024	568,705
Husky Energy, Inc. (1)(b)	22,704	159,717
Hydro One Ltd. (1)(b) (c)	4,506	83,294
iA Financial Corp., Inc. (1)(b)	7,148	325,284
Linamar Corp. (1)(b)	22,104	718,586
Loblaw Cos. Ltd. (1)(b)	6,089	346,814
Magna International, Inc. (1)(b)	38,051	2,028,277
Manulife Financial Corp. (1)(b)	9,345	171,403
Methanex Corp. (1)(b)	32,096	1,138,871
National Bank of Canada (1)(b)	8,729	434,325
Open Text Corp. (1)	3,787	154,470
Quebecor, Inc., Class B (1)(b)	15,713	356,755
Seven Generations Energy Ltd., Class A (1)*	11,329	72,001
Shaw Communications, Inc., Class B (1)(b)	5,980	117,492
Teck Resources Ltd., Class B (1)(b)	39,512	640,614
Thomson Reuters Corp. (1)(b)	13,422	897,096
Tourmaline Oil Corp. (1)	5,910	58,482
West Fraser Timber Co. Ltd. (1)(b)	20,358	814,412

		18,545,566

China - 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	1,296,500	901,463

Denmark - 4.1%
Carlsberg A/S, Class B (b)	26,780	3,957,496
GN Store Nord A/S (b)	56,737	2,299,919
H Lundbeck A/S (b)	49,082	1,627,198
Novo Nordisk A/S, Class B (b)	24,391	1,260,434
Orsted A/S (b)(c)	14,524	1,350,132
Pandora A/S (b)	81,017	3,251,271
Rockwool International A/S, Class B	5,141	1,027,942

		14,774,392

INVESTMENTS	SHARES	VALUE ($)
Finland - 2.1%
Cargotec OYJ, Class B (b)	3,235	104,073
Fortum OYJ (b)	63,917	1,510,759
Kesko OYJ, Class B (b)	20,830	1,315,703
Kone OYJ, Class B (b)	10,636	605,299
Neste OYJ (b)	87,992	2,911,183
UPM-Kymmene OYJ (b)	41,753	1,232,909

		7,679,926

Germany - 0.6%
Aurubis AG (b)	3,480	155,116
Deutsche Lufthansa AG (Registered) (b)	117,729	1,868,967

		2,024,083

Italy - 6.1%
A2A SpA (b)	1,436,891	2,636,935
Assicurazioni Generali SpA (b)	137,175	2,658,409
Autogrill SpA (b)	43,857	424,725
BPER Banca (b)	471,444	1,821,497
Enel SpA (b)	392,480	2,931,549
Eni SpA (b)	258,106	3,945,091
Hera SpA (b)	390,015	1,600,499
Italgas SpA (b)	305,650	1,972,411
Leonardo SpA (b)	109,337	1,285,259
Poste Italiane SpA (c)	11,558	131,381
Snam SpA	121,094	611,673
UniCredit SpA	17,250	203,326
Unipol Gruppo SpA (b)	308,952	1,645,090
UnipolSai Assicurazioni SpA (b)	225,036	598,397

		22,466,242

Luxembourg - 0.1%
Aperam SA (b)	19,208	469,077

Malta - 0.3%
Kindred Group plc, SDR	188,982	1,103,010

Netherlands - 4.6%
ASM International NV (b)	20,802	1,913,825
ASR Nederland NV (b)	67,524	2,491,607
Koninklijke Ahold Delhaize NV	222,159	5,555,673
Koninklijke Philips NV (b)	8,416	388,896
NN Group NV (b)	55,505	1,967,019
Randstad NV (b)	6,424	315,393
Signify NV(b) (c)	74,418	2,045,200
Wolters Kluwer NV (b)	25,256	1,842,805

		16,520,418

Norway - 1.6%
Equinor ASA (b)	155,539	2,946,247
Leroy Seafood Group ASA (b)	147,483	897,176
Orkla ASA	9,048	82,331
Salmar ASA (b)	34,362	1,508,576
Telenor ASA	11,301	226,742

		5,661,072

Singapore - 0.5%
ComfortDelGro Corp. Ltd.	311,100	540,524
Genting Singapore Ltd.	1,735,100	1,104,744

		1,645,268

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE ($)
Spain - 6.1%
ACS Actividades de Construccion y Servicios SA (b)	37,979	1,517,488
Banco Bilbao Vizcaya Argentaria SA (b)	325,956	1,696,759
Enagas SA (b)	49,312	1,139,921
Endesa SA (b)	187,247	4,925,662
Iberdrola SA (a)(b)	237,742	2,471,036
Mapfre SA (b)	540,301	1,455,170
Naturgy Energy Group SA (a)(b)	79,055	2,096,758
Red Electrica Corp. SA (b)	190,142	3,851,466
Repsol SA (b)	92,643	1,444,859
Telefonica SA (b)	206,108	1,574,901

		22,174,020

Sweden - 3.1%
Axfood AB	22,262	472,654
Boliden AB *(a)	20,519	471,251
Electrolux AB, Series B (b)	74,967	1,775,988
Essity AB, Class B	106,730	3,114,213
Sandvik AB	9,332	145,280
Securitas AB, Class B (b)	42,505	650,881
Skanska AB, Class B	36,420	737,328
Swedish Match AB (b)	11,293	467,056
Swedish Orphan Biovitrum AB *	86,320	1,320,588
Telefonaktiebolaget LM Ericsson, Class B	120,527	962,569
Telia Co. AB (b)	202,132	904,237
Volvo AB, Class B	7,704	108,111

		11,130,156

Switzerland - 4.6%
Adecco Group AG (Registered) (b)	59,124	3,271,793
Georg Fischer AG (Registered) (b)	252	218,450
Helvetia Holding AG (Registered)	7,389	1,019,805
LafargeHolcim Ltd. (Registered) *	4,617	227,359
Nestle SA (Registered)	38,405	4,165,196
Novartis AG (Registered) (b)	17,581	1,525,802
Roche Holding AG (b)	13,450	3,916,165
Sonova Holding AG (Registered) (b)	6,089	1,416,793
UBS Group AG (Registered) *	7,816	88,746
Zurich Insurance Group AG (a)	2,004	767,548

		16,617,657

United Kingdom - 1.2%
Fiat Chrysler Automobiles NV	321,672	4,168,164

United States - 0.7%
Alliance Data Systems Corp. (1)(a)	610	78,159
BRP, Inc. (1)(b)	36,270	1,411,269
Morgan Stanley (1)(b)	24,284	1,036,198

		2,525,626

TOTAL COMMON STOCKS (Cost $139,978,269)		156,320,780

SHORT-TERM INVESTMENTS - 97.5%

INVESTMENT COMPANIES - 50.1%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 1.79% (1)(d)(e)	2,140,984	2,140,984

INVESTMENTS	SHARES	VALUE ($)
INVESTMENT COMPANIES - 50.1% (continued)
Limited Purpose Cash Investment Fund, 2.01% (1)(d)(f)	179,002,036	179,019,937

TOTAL INVESTMENT COMPANIES (Cost $181,123,254)		181,160,921

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 47.4%
U.S. Treasury Bills
2.42%, 10/10/2019 (g)(h)	13,175,000	13,169,178
2.42%, 10/17/2019 (g)(h)	34,911,000	34,883,498
2.42%, 10/31/2019 (g)(h)	8,785,000	8,772,097
1.89%, 2/27/2020 (g)(h)	22,600,000	22,432,799
1.88%, 3/5/2020 (g)(h)	22,600,000	22,425,434
1.84%, 3/12/2020 (g)(h)	41,272,000	40,937,035
1.89%, 3/19/2020 (g)(h)	22,600,000	22,407,366
1.88%, 3/26/2020 (g)	6,514,000	6,457,072

TOTAL U.S. TREASURY OBLIGATIONS (Cost $171,436,658)		171,484,479

TOTAL SHORT-TERM INVESTMENTS (Cost $352,559,912)		352,645,400

TOTAL LONG POSITIONS (Cost $492,538,181)		508,966,180

	SHARES
SHORT POSITIONS - (30.1)%

COMMON STOCKS - (30.1)%

Belgium - (1.6)%
Anheuser-Busch InBev SA/NV	(10,287)	(979,112)
Galapagos NV *	(4,720)	(719,113)
Umicore SA	(103,901)	(3,925,717)

		(5,623,942)

Brazil - 0.0% (i)
Yamana Gold, Inc. (1)	(27,014)	(85,639)

Canada - (4.8)%
Agnico Eagle Mines Ltd. (1)	(3,680)	(197,215)
AltaGas Ltd. (1)	(82,901)	(1,217,062)
BlackBerry Ltd. (1)*	(20,448)	(107,113)
Bombardier, Inc., Class B (1)*	(531,730)	(718,418)
Brookfield Asset Management, Inc., Class A (1)	(3,748)	(199,020)
Cameco Corp. (1)	(108,553)	(1,030,756)
Canada Goose Holdings, Inc. (1)*	(4,960)	(218,078)
CCL Industries, Inc., Class B (1)	(2,569)	(103,625)
Cenovus Energy, Inc. (1)	(169,690)	(1,592,065)
Dollarama, Inc. (1)	(8,691)	(311,140)
Element Fleet Management Corp. (1)	(104,965)	(839,815)
Enbridge, Inc. (1)	(31,407)	(1,102,333)
Imperial Oil Ltd. (1)	(3,623)	(94,345)
Inter Pipeline Ltd. (1)	(46,959)	(824,091)
Keyera Corp. (1)	(30,978)	(752,208)
Pembina Pipeline Corp. (1)	(21,448)	(795,042)
PrairieSky Royalty Ltd. (1)	(64,167)	(895,049)
Restaurant Brands International, Inc. (1)	(1,602)	(113,906)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE ($)
Canada - (4.8)% (continued)
Saputo, Inc. (1)	(3,546)	(108,988)
Shopify, Inc., Class A (1)*	(1,481)	(460,895)
SNC-Lavalin Group, Inc. (1)	(94,282)	(1,327,926)
Stars Group, Inc. (The) (1)*	(57,352)	(858,429)
TC Energy Corp. (1)	(37,470)	(1,940,175)
Vermilion Energy, Inc. (1)	(3,661)	(60,987)
Wheaton Precious Metals Corp. (1)	(49,544)	(1,299,135)
Whitecap Resources, Inc. (1)	(78,965)	(274,174)

		(17,441,990)

Denmark - (3.0)%
AP Moller - Maersk A/S, Class B	(2,126)	(2,403,301)
Chr Hansen Holding A/S	(28,093)	(2,379,863)
Dfds A/S	(16,628)	(603,188)
DSV A/S	(10,978)	(1,043,460)
Genmab A/S *	(19,628)	(3,988,089)
Novozymes A/S, Class B	(13,878)	(583,724)

		(11,001,625)

Finland - (0.9)%
Huhtamaki OYJ	(43,964)	(1,751,539)
Nokian Renkaat OYJ	(6,485)	(182,789)
Outokumpu OYJ	(494,533)	(1,302,375)

		(3,236,703)

France - (0.1)%
Adevinta ASA, Class A *	(21,527)	(248,690)

Italy - (3.6)%
Banco BPM SpA	(565,823)	(1,154,599)
Buzzi Unicem SpA	(20,643)	(473,372)
Davide Campari-Milano SpA	(20,579)	(185,889)
DiaSorin SpA	(1,193)	(138,744)
Ferrari NV	(13,307)	(2,053,444)
FinecoBank Banca Fineco SpA	(172,533)	(1,825,408)
Freni Brembo SpA	(128,340)	(1,251,221)
Moncler SpA	(4,201)	(149,738)
Pirelli & C SpA (c)	(372,816)	(2,207,779)
Prysmian SpA	(64,409)	(1,383,026)
Saipem SpA *	(228,659)	(1,033,442)
Unione di Banche Italiane SpA	(410,066)	(1,150,563)

		(13,007,225)

Luxembourg - (0.3)%
Tenaris SA	(115,461)	(1,224,626)

Netherlands - (2.7)%
Adyen NV *(c)	(816)	(536,621)
Altice Europe NV *	(520,358)	(2,720,241)
Boskalis Westminster	(42,641)	(888,928)
Koninklijke DSM NV	(4,203)	(505,965)
Koninklijke Vopak NV	(43,891)	(2,255,951)
OCI NV *	(41,957)	(989,576)
SBM Offshore NV	(111,056)	(1,841,697)

		(9,738,979)

Norway - (1.0)%
Norsk Hydro ASA	(144,835)	(509,990)
Schibsted ASA, Class A	(37,455)	(1,108,426)
Yara International ASA	(47,742)	(2,058,390)

		(3,676,806)

INVESTMENTS	SHARES	VALUE ($)
Singapore - (0.5)%
City Developments Ltd.	(40,900)	(290,946)
Keppel Corp. Ltd.	(148,000)	(635,584)
Singapore Telecommunications Ltd.	(333,200)	(747,612)
Wilmar International Ltd.	(68,400)	(184,610)

		(1,858,752)

Spain - (3.9)%
Amadeus IT Group SA	(1,026)	(73,515)
Bankia SA	(802,621)	(1,514,422)
Cellnex Telecom SA (c)	(115,455)	(4,768,700)
Ferrovial SA	(144,071)	(4,162,676)
Grifols SA	(117,856)	(3,474,172)

		(13,993,485)

Sweden - (2.4)%
Atlas Copco AB, Class A	(4,885)	(150,425)
BillerudKorsnas AB	(83,739)	(905,445)
Epiroc AB, Class A	(46,758)	(506,396)
Getinge AB, Class B	(4,375)	(61,154)
Hennes & Mauritz AB, Class B	(3,963)	(76,820)
Hexagon AB, Class B	(3,784)	(182,276)
Hexpol AB	(104,217)	(799,909)
Husqvarna AB, Class B	(186,826)	(1,420,787)
Svenska Cellulosa AB SCA, Class B	(78,360)	(698,255)
Svenska Handelsbanken AB, Class A	(109,381)	(1,023,268)
Tele2 AB, Class B	(183,083)	(2,722,887)

		(8,547,622)

Switzerland - (4.6)%
Chocoladefabriken Lindt & Spruengli AG	(181)	(1,336,810)
Cie Financiere Richemont SA (Registered)	(18,220)	(1,335,265)
Clariant AG (Registered)	(3,972)	(77,365)
EMS-Chemie Holding AG (Registered)	(497)	(309,679)
Givaudan SA (Registered)	(144)	(401,907)
Idorsia Ltd. *	(46,122)	(1,134,651)
Julius Baer Group Ltd.	(32,257)	(1,428,692)
Lonza Group AG (Registered) *	(9,671)	(3,272,772)
Schindler Holding AG	(2,459)	(550,293)
Sika AG (Registered)	(12,023)	(1,759,108)
Straumann Holding AG (Registered)	(1,230)	(1,006,077)
Vifor Pharma AG	(24,110)	(3,853,484)

		(16,466,103)

United Kingdom - (0.5)%
CNH Industrial NV	(12,194)	(124,173)
Subsea 7 SA	(160,351)	(1,649,280)

		(1,773,453)

Zambia - (0.2)%
First Quantum Minerals Ltd. (1)	(98,063)	(823,822)

TOTAL COMMON STOCKS (Proceeds $(118,291,222))		(108,749,462)

TOTAL SHORT POSITIONS (Proceeds $(118,291,222))		(108,749,462)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 110.6% (Cost $374,246,959)		400,216,718

LIABILITIES IN EXCESS OF OTHER ASSETS - (10.6)% (j)		(38,575,396)

NET ASSETS - 100.0%		361,641,322

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$(9,136,429)	(2.5)%
Consumer Discretionary	6,957,633	1.9
Consumer Staples	22,452,066	6.2
Energy	(5,828,640)	(1.6)
Financials	15,215,498	4.1
Health Care	(1,905,541)	(0.5)
Industrials	7,453,559	2.1
Information Technology	2,512,355	0.7
Materials	(16,337,108)	(4.5)
Real Estate	(290,946)	(0.1)
Utilities	26,478,871	7.3
Short-Term Investments	352,645,400	97.5

Total Investments In Securities At Value	400,216,718	110.6
Liabilities in Excess of Other Assets (j)	(38,575,396)	(10.6)

Net Assets	$361,641,322	100.0%

*	Non-income producing security.
(a)	All or a portion of this security has been rehypothecated in connection with the Fund’s Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $3,636,079.
(b)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $116,066,626.
(c)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2019 amounted to $(3,903,093), which represents approximately (1.08)% of net assets of the fund.

(d)	Represents 7-day effective yield as of September 30, 2019.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(f)	For the period ended September 30, 2019, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/18	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 09/30/19	VALUE AT 09/30/19	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)

Other Affiliates:

SHORT-TERM INVESTMENTS - 49.5%

INVESTMENT COMPANIES - 49.5%
Limited Purpose Cash Investment Fund, 2.01% (a) (Cost $178,982,270)	740,706,994	553,658,648	(1,115,363,606)	179,002,036	$179,019,937	$6,916,227	$84,545	$(89,329)

(a)	Represents 7-day effective yield as of September 30, 2019.

(g)	The rate shown was the effective yield at the date of purchase.
(h)	All or a portion of the security pledged as collateral for swap contracts.
(i)	Represents less than 0.05% of net assets.
(j)	Includes appreciation/(depreciation) on forward foreign currency exchange and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security.

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

Forward foreign currency contracts outstanding as of September 30, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)

NOK	3	USD	—	JPMC	12/18/2019	$—
USD	209,360	CAD	275,660	CITI	12/18/2019	1,016
USD	209,359	CAD	275,660	JPMC	12/18/2019	1,016
USD	2,284,954	CHF	2,231,003	CITI	12/18/2019	33,864
USD	2,284,945	CHF	2,230,997	JPMC	12/18/2019	33,861
USD	4,919,972	DKK	32,800,000	CITI	12/18/2019	100,397
USD	4,919,966	DKK	32,800,000	JPMC	12/18/2019	100,390
USD	19,663,777	EUR	17,649,004	CITI	12/18/2019	309,919
USD	19,663,808	EUR	17,648,996	JPMC	12/18/2019	309,958
USD	292,730	NOK	2,624,492	CITI	12/18/2019	3,887
USD	292,732	NOK	2,624,508	JPMC	12/18/2019	3,886
USD	2,240,322	SEK	21,532,004	CITI	12/18/2019	41,155
USD	2,240,319	SEK	21,531,996	JPMC	12/18/2019	41,152
USD	244,218	SGD	336,500	CITI	12/18/2019	532
USD	244,217	SGD	336,500	JPMC	12/18/2019	531

Total unrealized appreciation						981,564

CHF	2,166,500	USD	2,214,321	CITI	12/18/2019	(28,315)
CHF	2,166,500	USD	2,214,324	JPMC	12/18/2019	(28,318)
DKK	16,535,000	USD	2,458,850	CITI	12/18/2019	(29,225)
DKK	16,535,000	USD	2,458,853	JPMC	12/18/2019	(29,229)
EUR	1,445,500	USD	1,601,353	CITI	12/18/2019	(16,221)
EUR	1,445,500	USD	1,601,355	JPMC	12/18/2019	(16,223)
NOK	672,997	USD	74,558	CITI	12/18/2019	(490)
NOK	673,000	USD	74,558	JPMC	12/18/2019	(490)
SEK	2,195,000	USD	227,486	CITI	12/18/2019	(3,301)
SEK	2,195,000	USD	227,487	JPMC	12/18/2019	(3,301)
USD	753,877	CAD	999,488	CITI	12/18/2019	(1,535)
USD	753,875	CAD	999,486	JPMC	12/18/2019	(1,536)
USD	25,505	HKD	200,000	CITI	12/18/2019	(32)
USD	25,505	HKD	200,000	JPMC	12/18/2019	(32)
USD	317,894	SGD	441,000	CITI	12/18/2019	(1,468)
USD	317,894	SGD	441,000	JPMC	12/18/2019	(1,467)

Total unrealized depreciation						(161,183)

Net unrealized appreciation						$820,381

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

Total Return Basket Swaps Outstanding at September 30, 2019

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Reserve Bank of Australia Cash Rate (“RBACR”) plus or minus a specified spread (-0.63% to 0.45%), which is denominated in AUD based on the local currencies of the positions within the swap.	42-73 months maturity 10/14/2020	$18,067,916	$(1,064,924)	$132,380	$(932,544)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Australia
AGL Energy Ltd.	69,154	$894,642	$(133,277)	14.3%
Aurizon Holdings Ltd.	695,455	2,772,325	405,157	(43.4)
Bendigo & Adelaide Bank Ltd.	46,752	362,750	55,195	(5.9)
BlueScope Steel Ltd.	96,124	780,755	(37,478)	4.0
CIMIC Group Ltd.	56,137	1,192,803	(269,705)	28.9
Flight Centre Travel Group Ltd.	2,221	71,337	7,689	(0.8)
Fortescue Metals Group Ltd.	26,396	157,115	538	(0.1)
Harvey Norman Holdings Ltd.	69,188	211,660	29,312	(3.1)
Iluka Resources Ltd.	117,553	634,924	(96,315)	10.3
Incitec Pivot Ltd.	67,423	154,404	5,672	(0.6)
Newcrest Mining Ltd.	13,426	309,814	130,295	(14.0)
South32 Ltd.	434,887	767,007	(372,291)	39.9
Telstra Corp. Ltd.	272,456	645,847	(18,440)	2.0

Short Positions

Common Stock

Australia
Alumina Ltd.	(50,618)	(81,097)	(3,092)	0.3
Challenger Ltd.	(302,635)	(1,507,154)	528,971	(56.7)
Computershare Ltd.	(10,739)	(117,397)	(3,126)	0.3
CSL Ltd.	(2,711)	(428,641)	(76,164)	8.2
Domino’s Pizza Enterprises Ltd.	(4,605)	(144,361)	(9,340)	1.0
Ramsay Health Care Ltd.	(27,767)	(1,216,473)	(74,564)	8.0
SEEK Ltd.	(153,615)	(2,228,244)	(357,996)	38.4
Sydney Airport	(71,667)	(388,879)	(56,603)	6.1
WorleyParsons Ltd.	(51,741)	(453,914)	29,945	(3.2)

United States
James Hardie Industries plc	(151,590)	(2,546,373)	(749,307)	80.4

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA plus or minus a specified spread (-2.75% to 0.35%), which is denominated in EUR based on the local currencies of the positions within the swap.	25-85 months maturity 10/13/2021	$111,070,131	$(4,318,385)	$177,575	$(4,140,810)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

France
AXA SA	79,763	$2,036,651	$137,466	(3.3)%
Carrefour SA	52,899	925,324	(50,478)	1.2
Cie de Saint-Gobain	21,344	836,529	56,296	(1.4)
CNP Assurances	55,207	1,066,854	(75,866)	1.8
Electricite de France SA	168,175	1,881,285	(398,783)	9.6
Engie SA	242,832	3,963,544	377,583	(9.1)
Eutelsat Communications SA	107,355	1,997,017	66,116	(1.6)
Orange SA	119,252	1,866,526	117,147	(2.8)
Peugeot SA	195,166	4,871,097	233,778	(5.6)
Publicis Groupe SA	15,688	771,932	12,533	(0.3)
Sanofi	11,445	1,060,182	130,622	(3.2)
TOTAL SA	17,786	926,059	(34,356)	0.8

Germany
adidas AG	4,242	1,320,406	320,922	(7.8)
Allianz SE (Registered)	13,146	3,060,020	488,886	(11.8)
CECONOMY AG	153,863	832,133	(30,219)	0.7
Covestro AG	33,794	1,672,197	(951,115)	23.0
Deutsche Telekom AG (Registered)	51,177	858,392	44,629	(1.1)
E.ON SE	350,223	3,405,080	(232,750)	5.6
HeidelbergCement AG	17,112	1,236,342	68,528	(1.7)
HOCHTIEF AG	15,444	1,760,002	(289,034)	7.0
Infineon Technologies AG	43,052	773,504	(39,911)	1.0
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	11,507	2,972,234	341,754	(8.3)
ProSiebenSat.1 Media SE	118,856	1,637,282	(140,656)	3.4
Rheinmetall AG	20,261	2,562,870	151,505	(3.7)
Software AG	33,738	926,266	(557,817)	13.5
Volkswagen AG (Preference)	7,124	1,211,688	(2,049)	0.0

Luxembourg
SES SA	139,254	2,538,245	(131,377)	3.2

United Kingdom
Dialog Semiconductor plc	52,106	2,467,785	766,928	(18.5)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock

France
Altran Technologies SA	(74,507)	$(1,169,770)	$(583,584)	14.1%
EssilorLuxottica SA	(6,193)	(892,902)	(183,644)	4.4
Getlink SE	(71,588)	(1,074,950)	(330,867)	8.0
Iliad SA	(14,557)	(1,367,202)	197,175	(4.8)
Orpea	(17,424)	(2,128,060)	(153,626)	3.7
Remy Cointreau SA	(11,937)	(1,584,583)	(75,724)	1.8
SEB SA	(4,992)	(757,646)	12,909	(0.3)
Ubisoft Entertainment SA	(12,619)	(909,711)	34,737	(0.8)
Valeo SA	(113,992)	(3,694,143)	(614,807)	14.8
Worldline SA	(17,388)	(1,095,385)	64,493	(1.6)

Germany
1&1 Drillisch AG	(36,035)	(1,123,279)	304,831	(7.4)
Delivery Hero SE	(54,614)	(2,424,608)	(307,994)	7.4
Deutsche Bank AG (Registered)	(648,748)	(4,847,553)	634,382	(15.3)
Fraport AG Frankfurt Airport Services Worldwide	(15,722)	(1,332,525)	(138,865)	3.4
GEA Group AG	(56,413)	(1,521,897)	345,218	(8.3)
RWE AG	(86,229)	(2,694,879)	(603,728)	14.6
Sartorius AG (Preference)	(8,072)	(1,471,609)	(116,837)	2.8
thyssenkrupp AG	(337,469)	(4,669,776)	(122,873)	3.0
United Internet AG (Registered)	(66,449)	(2,367,881)	113,833	(2.7)
Zalando SE	(65,312)	(2,982,093)	(945,348)	22.8

Luxembourg
Eurofins Scientific SE	(3,870)	(1,799,698)	(36,830)	0.9

United States
QIAGEN NV	(58,895)	(1,928,733)	(185,251)	4.5

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Sterling Overnight Index Average (“SONIA”) plus or minus a specified spread (-1.88% to 0.35%), which is denominated in GBP based on the local currencies of the positions within the swap.	27-85 months maturity 10/13/2021	$79,284,383	$(4,349,983)	$(421,266)	$(4,771,249)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Australia
BHP Group plc	70,977	$1,516,019	$(35,118)	0.7%
Rio Tinto plc	25,611	1,331,326	(103,640)	2.2

Russia
Evraz plc	230,830	1,328,559	(113,233)	2.4

South Africa
Anglo American plc	61,156	1,405,487	(71,462)	1.5
Investec plc	232,925	1,198,258	(350,023)	7.3

Switzerland
Coca-Cola HBC AG	22,245	726,533	(27,026)	0.6

United Kingdom
Aggreko plc	64,491	658,797	7,053	(0.1)
Barclays plc	845,517	1,557,866	(87,122)	1.8
Barratt Developments plc	201,443	1,603,617	115,739	(2.4)
Bellway plc	18,036	741,463	114,074	(2.4)
Berkeley Group Holdings plc	30,407	1,561,231	126,173	(2.6)
BT Group plc	717,535	1,573,852	(491,217)	10.3
Burberry Group plc	58,449	1,561,268	242,948	(5.1)
Centrica plc	1,460,469	1,324,338	(1,198,554)	25.1
Close Brothers Group plc	43,775	757,848	(54,749)	1.1
Drax Group plc	313,013	1,063,021	(418,643)	8.8
Hays plc	488,624	905,846	(12,321)	0.3
Inchcape plc	142,156	1,103,535	(155,901)	3.3
Indivior plc	873,903	521,173	(350,634)	7.3
Man Group PLC/Jersey	589,834	1,266,327	15,870	(0.3)
Marks & Spencer Group plc	273,798	620,145	(113,090)	2.4
Meggitt plc	145,193	1,132,652	142,401	(3.0)
Moneysupermarket.com Group plc	245,594	1,142,142	240,450	(5.0)
Persimmon plc	66,091	1,762,659	81,667	(1.7)
Playtech plc	156,950	822,354	(16,354)	0.3
Royal Mail plc	594,589	1,543,819	(816,476)	17.1
Tate & Lyle plc	261,563	2,366,393	(80,341)	1.7
Taylor Wimpey plc	447,297	887,854	(52,316)	1.1
WH Smith plc	43,183	1,055,182	(38,295)	0.8
William Hill plc	460,625	1,062,453	(197,149)	4.1

Short Positions

Common Stock

Germany
TUI AG	(143,589)	(1,667,640)	(224,668)	4.7

United Arab Emirates
NMC Health plc	(126,614)	(4,219,937)	(141,969)	3.0

United Kingdom
Admiral Group plc	(46,666)	(1,213,525)	35,189	(0.7)
ASOS plc	(57,793)	(1,759,668)	346,573	(7.3)
Beazley plc	(162,279)	(1,240,222)	(151,539)	3.2
DS Smith plc	(153,493)	(679,667)	(25,928)	0.5
easyJet plc	(108,308)	(1,528,629)	(258,590)	5.4
GVC Holdings plc	(188,210)	(1,719,186)	(271,382)	5.7
Hargreaves Lansdown plc	(112,438)	(2,870,773)	(553,809)	11.6
HSBC Holdings plc	(164,168)	(1,257,898)	20,244	(0.4)
Informa plc	(141,007)	(1,476,756)	(263,717)	5.5

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United Kingdom (continued)
InterContinental Hotels Group plc	(15,604)	$(973,774)	$6,483	(0.1	) %
John Wood Group plc	(385,064)	(1,795,212)	1,060,083	(22.2)
Lloyds Banking Group plc	(1,154,221)	(765,157)	(66,135)	1.4
Melrose Industries plc	(891,986)	(2,209,881)	(461,708)	9.7
Ocado Group plc	(160,057)	(2,603,435)	(564,152)	11.8
Severn Trent plc	(23,106)	(615,019)	(40,098)	0.8
St James’s Place plc	(236,048)	(2,839,109)	154,974	(3.2)
Weir Group plc (The)	(101,988)	(1,786,596)	331,817	(7.0)
Whitbread plc	(13,209)	(697,160)	87,847	(1.8)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HONIX plus or minus a specified spread (-0.50% to 0.45%), which is denominated in HKD based on the local currencies of the positions within the swap.	20-73 months maturity 10/15/2020	$13,975,186	$(1,065,298)	$(38,906)	$(1,104,204)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Hong Kong
CK Asset Holdings Ltd.	117,000	$792,686	$(170,726)	15.5%
CK Hutchison Holdings Ltd.	22,500	198,633	(35,853)	3.2
CLP Holdings Ltd.	26,000	273,283	(39,808)	3.6
Henderson Land Development Co. Ltd.	86,050	400,806	7,785	(0.7)
HKT Trust & HKT Ltd.	51,000	80,902	2,893	(0.3)
Hysan Development Co. Ltd.	77,000	310,512	(88,338)	8.0
Kerry Properties Ltd.	219,500	675,864	(52,150)	4.7
Li & Fung Ltd.	2,834,000	322,200	(213,628)	19.3
Melco International Development Ltd.	244,000	579,657	(160,014)	14.5
New World Development Co. Ltd.	645,000	837,636	(61,668)	5.6
Sino Land Co. Ltd.	132,000	198,398	(23,695)	2.1
Sun Hung Kai Properties Ltd.	11,500	165,264	(17,843)	1.6
Swire Properties Ltd.	99,000	310,702	(89,544)	8.1
WH Group Ltd.	774,000	693,162	(81,222)	7.4
Wheelock & Co. Ltd.	98,000	558,322	(158,506)	14.4
Yue Yuen Industrial Holdings Ltd.	212,000	579,201	5,374	(0.5)

Macau
Wynn Macau Ltd.	42,400	82,624	(17,941)	1.6

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock

Hong Kong
AIA Group Ltd.	(164,800)	$(1,554,237)	$(249,171)	22.6%
ASM Pacific Technology Ltd.	(149,200)	(1,820,451)	(2,431)	0.2
Hang Seng Bank Ltd.	(7,800)	(168,071)	(2,662)	0.2
HK Electric Investments & HK Electric Investments Ltd.	(483,500)	(460,785)	24,568	(2.2)
MTR Corp. Ltd.	(241,808)	(1,356,098)	(42,441)	3.8
Wharf Real Estate Investment Co. Ltd.	(59,000)	(322,229)	89,311	(8.1)

Italy
PRADA SpA	(76,700)	(223,273)	15,866	(1.4)

Macau
MGM China Holdings Ltd.	(648,800)	(1,010,190)	296,546	(26.9)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Bank of Japan Estimate Unsecured Overnight Call Rate plus or minus a specified spread (-3.75% to 0.45%), which is denominated in JPY based on the local currencies of the positions within the swap.	13-73 months maturity 10/15/2020	$223,550,698	$(22,087,985)	$(1,817,361)	$(23,905,346)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Japan
Alfresa Holdings Corp.	69,900	$1,566,200	$(81,928)	0.3%
Astellas Pharma, Inc.	209,600	2,998,152	(246,886)	1.0
Fujitsu Ltd.	19,900	1,599,368	151,095	(0.6)
Haseko Corp.	210,400	2,460,673	(310,503)	1.3
Hitachi High-Technologies Corp.	35,300	2,051,996	643,080	(2.7)
Japan Airlines Co. Ltd.	186,000	5,524,092	(1,557,111)	6.5
Kajima Corp.	181,400	2,389,833	(1,194,121)	5.0
Kamigumi Co. Ltd.	79,000	1,794,565	(432)	0.0
Matsumotokiyoshi Holdings Co. Ltd.	52,300	1,919,237	(119,799)	0.5
Mazda Motor Corp.	255,800	2,292,817	(404,675)	1.7
Medipal Holdings Corp.	75,500	1,685,329	153,865	(0.6)
Mixi, Inc.	71,800	1,515,822	(251,542)	1.1
Nikon Corp.	187,000	2,345,981	(408,642)	1.7
Nippon Express Co. Ltd.	32,200	1,649,180	(250,310)	1.0
Obayashi Corp.	281,900	2,819,263	(654,353)	2.7

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Japan
Otsuka Corp.	47,500	$1,901,023	$(72,910)	0.3%
Pola Orbis Holdings, Inc.	76,600	1,726,827	(856,668)	3.6
Shionogi & Co. Ltd.	30,300	1,689,317	(215,571)	0.9
Sojitz Corp.	567,600	1,765,734	(379,801)	1.6
Sony Corp.	27,400	1,619,564	318,423	(1.3)
Suzuken Co. Ltd.	30,200	1,625,654	175,141	(0.7)
Taiheiyo Cement Corp.	87,700	2,356,624	(393,819)	1.6
Taisei Corp.	63,575	2,474,150	(753,862)	3.2
Tosoh Corp.	139,800	1,862,394	(1,029,821)	4.3

Short Positions

Common Stock

Japan
Aeon Co. Ltd.	(102,100)	(1,875,859)	26,905	(0.1)
Asahi Intecc Co. Ltd.	(77,600)	(2,047,366)	(153,565)	0.6
Asics Corp.	(119,800)	(2,054,604)	(264,392)	1.1
CyberAgent, Inc.	(50,500)	(1,946,636)	71,393	(0.3)
Daiichi Sankyo Co. Ltd.	(46,200)	(2,919,350)	(1,228,061)	5.1
FamilyMart Co. Ltd.	(76,560)	(1,870,617)	330,784	(1.4)
Fast Retailing Co. Ltd.	(4,100)	(2,445,853)	(522,808)	2.2
Kansai Paint Co. Ltd.	(85,900)	(2,007,883)	(230,681)	1.0
Keio Corp.	(36,300)	(2,266,624)	(526,774)	2.2
Kikkoman Corp.	(54,300)	(2,605,021)	(402,174)	1.7
Kintetsu Group Holdings Co. Ltd.	(36,900)	(1,926,113)	(459,641)	1.9
M3, Inc.	(102,800)	(2,487,746)	(888,163)	3.7
Marui Group Co. Ltd.	(126,600)	(2,682,321)	(372,598)	1.6
MISUMI Group, Inc.	(96,800)	(2,293,034)	32,395	(0.1)
MonotaRO Co. Ltd.	(70,400)	(1,857,023)	(263,006)	1.1
Nippon Paint Holdings Co. Ltd.	(80,800)	(4,226,046)	(1,489,758)	6.2
Nomura Holdings, Inc.	(398,200)	(1,692,685)	(153,895)	0.6
Odakyu Electric Railway Co. Ltd.	(91,000)	(2,185,843)	(303,481)	1.3
Pan Pacific International Holdings Corp.	(122,700)	(2,054,292)	(136,833)	0.6
Ricoh Co. Ltd.	(175,900)	(1,591,419)	190,125	(0.8)
Shimano, Inc.	(16,000)	(2,417,663)	(131,142)	0.5
Sony Financial Holdings, Inc.	(108,600)	(2,364,660)	(408,532)	1.7
Sumitomo Metal Mining Co. Ltd.	(71,300)	(2,226,787)	(267,265)	1.1
Takeda Pharmaceutical Co. Ltd.	(85,500)	(2,933,991)	314,203	(1.3)
TOTO Ltd.	(45,800)	(1,724,843)	61,975	(0.3)
Yaskawa Electric Corp.	(115,100)	(4,272,188)	(933,834)	3.9

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread (-4.01% to 0.33%), which is denominated in USD based on the local currencies of the positions within the swap.	1-49 months maturity 10/16/2019	$635,118,406	$(2,485,559)	$(2,308,125)	$(4,793,684)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

United States
Allstate Corp. (The)	29,822	$3,241,055	$373,553	(7.8)%
Amdocs Ltd.	38,866	2,569,431	51,296	(1.1)
Apple, Inc.	9,828	2,201,177	194,041	(4.0)
Applied Materials, Inc.	61,962	3,091,904	549,117	(11.5)
Assured Guaranty Ltd.	64,626	2,873,272	144,955	(3.0)
Avnet, Inc.	57,718	2,567,585	143,481	(3.0)
Biogen, Inc.	14,170	3,299,059	(30,890)	0.6
Cisco Systems, Inc.	59,316	2,930,804	143,432	(3.0)
Colgate-Palmolive Co.	34,963	2,570,130	243,781	(5.1)
Cummins, Inc.	15,877	2,582,712	220,751	(4.6)
Curtiss-Wright Corp.	25,026	3,237,614	392,669	(8.2)
Deckers Outdoor Corp.	18,047	2,659,406	361,159	(7.5)
Delta Air Lines, Inc.	37,662	2,169,331	(45,784)	1.0
eBay, Inc.	59,990	2,338,410	188,533	(3.9)
Electronic Arts, Inc.	24,617	2,408,035	180,486	(3.8)
Exelon Corp.	83,481	4,032,967	22,419	(0.5)
HP, Inc.	153,999	2,913,661	(206,675)	4.3
Huntington Ingalls Industries, Inc.	13,096	2,773,602	(58,265)	1.2
Intel Corp.	46,739	2,408,461	186,532	(3.9)
International Paper Co.	56,736	2,372,700	(245,082)	5.1
Johnson & Johnson	18,481	2,391,072	(121,285)	2.5
Kimberly-Clark Corp.	24,161	3,432,070	567,335	(11.8)
Monster Beverage Corp.	39,412	2,288,261	(7,034)	0.1
PepsiCo, Inc.	18,706	2,564,593	357,087	(7.4)
PulteGroup, Inc.	61,919	2,263,139	532,434	(11.1)
Spirit AeroSystems Holdings, Inc.	26,969	2,217,931	(445)	0.0
Synchrony Financial	94,953	3,236,948	724,254	(15.1)
Tyson Foods, Inc.	33,864	2,917,045	770,669	(16.1)
WESCO International, Inc.	59,410	2,838,016	(453,853)	9.5

Short Positions

Common Stock

United States
Acadia Healthcare Co., Inc.	(90,839)	(2,823,276)	(195,491)	4.1
Bluebird Bio, Inc.	(24,622)	(2,260,792)	535,641	(11.2)
BWX Technologies, Inc.	(41,117)	(2,352,304)	(429,649)	9.0
Charter Communications, Inc.	(10,724)	(4,419,575)	(367,703)	7.7
Cheniere Energy, Inc.	(47,542)	(2,997,999)	114,033	(2.4)
Global Payments, Inc.	(19,235)	(3,058,365)	(612,207)	12.8
Insulet Corp.	(19,491)	(3,214,651)	(1,601,160)	33.4
International Flavors & Fragrances, Inc.	(24,747)	(3,036,209)	43,778	(0.9)
NiSource, Inc.	(89,148)	(2,667,308)	(259,776)	5.4
Pinnacle Financial Partners, Inc.	(40,362)	(2,290,544)	(68,276)	1.4
Sage Therapeutics, Inc.	(17,232)	(2,417,477)	39,393	(0.8)
Sempra Energy	(29,808)	(4,399,959)	(969,600)	20.2
Southwest Gas Holdings, Inc.	(26,785)	(2,438,506)	(518,919)	10.8
Stericycle, Inc.	(45,195)	(2,301,781)	284,564	(5.9)
Sterling Bancorp	(154,978)	(3,108,859)	(264,216)	5.5
Targa Resources Corp.	(73,179)	(2,939,600)	(89,512)	1.9
Tesla, Inc.	(11,328)	(2,728,575)	178,364	(3.7)
Tiffany & Co.	(24,476)	(2,267,212)	(192,093)	4.0
TransDigm Group, Inc.	(5,006)	(2,606,474)	(968,066)	20.2
VEREIT, Inc.	(293,058)	(2,866,107)	(737,906)	15.4
Wabtec Corp.	(37,619)	(2,703,301)	1,613	(0.0)

See notes to Schedules of Investments.

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 87.6%

INVESTMENT COMPANIES - 38.2%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 1.79% (1)(a)(b)	521,729	521,729
Limited Purpose Cash Investment Fund, 2.01% (1)(a)	10,158,420	10,159,436

TOTAL INVESTMENT COMPANIES (Cost $10,678,648)		10,681,165

	PRINCIPAL AMOUNT ($)

U.S. TREASURY OBLIGATIONS - 49.4%
U.S. Treasury Bills
2.38%, 10/10/2019 (c)	1,391,000	1,390,385
2.37%, 10/17/2019 (c)	1,391,000	1,389,904
2.39%, 10/24/2019 (c)	1,889,000	1,886,837
2.39%, 10/31/2019 (c)	2,454,000	2,450,396
2.40%, 11/7/2019 (c)(d)	2,454,000	2,449,662
2.38%, 11/14/2019 (c)	1,956,000	1,951,744
2.37%, 11/21/2019 (c)	673,000	671,289
2.35%, 11/29/2019 (c)	105,000	104,688
2.28%, 12/5/2019 (c)	852,000	849,254
2.16%, 12/12/2019 (c)	210,000	209,254

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 49.4% (continued)
2.15%, 12/19/2019 (c)	456,000	454,274

TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,800,350)		13,807,687

TOTAL SHORT-TERM INVESTMENTS (Cost $24,478,998)		24,488,852

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 87.6% (Cost $24,478,998)		24,488,852

OTHER ASSETS IN EXCESS OF LIABILITIES - 12.4% (e)		3,470,324

NET ASSETS - 100.0%		27,959,176

(a)	Represents 7-day effective yield as of September 30, 2019.
(b)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c)	The rate shown was the effective yield at the date of purchase.
(d)	All or a portion of the security pledged as collateral for swap contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security.

Forward Effective Interest rate swap contracts outstanding as of September 30, 2019:

Exchange Cleared

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE

Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	1.00% Quarterly	12/09/2021	AUD	38,700,000	$8,981	$110,942	$119,923
Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	1.00% Quarterly	3/10/2022	AUD	7,200,000	15,170	9,622	24,792
Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	1.50% Semi-Annually	3/13/2030	NZD	1,700,000	19,033	7,688	26,721
Pay	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.50% Semi-Annually	12/17/2029	CAD	300,000	13,099	2,607	15,706
Pay	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.00% Semi-Annually	3/18/2030	CAD	1,400,000	31,963	(7,646)	24,317
Pay	3 Month London Interbank Offered Rate Quarterly	2.50% Semi-Annually	12/20/2021	USD	38,700,000	532,861	190,063	722,924
Pay	3 Month London Interbank Offered Rate Quarterly	1.75% Semi-Annually	3/18/2022	USD	30,500,000	149,717	15,474	165,191

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

Forward Effective Interest rate swap contracts outstanding as of September 30, 2019 (continued):

Exchange Cleared (continued)

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Pay	3 Month Stockholm Interbank Offered Rate Quarterly	1.00% Annually	12/19/2029	SEK	36,200,000	$108,026	$161,560	$269,586
Pay	6 Month Euro Interbank Offered Rate Semi-Annually	0.00% Annually	12/20/2021	EUR	5,900,000	45,801	14,375	60,176
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.00% Semi-Annually	12/15/2021	JPY	256,500,000	2,715	5,032	7,747
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.00% Semi-Annually	3/16/2022	JPY	3,143,000,000	93,228	12,057	105,285
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.75% Semi-Annually	3/18/2022	GBP	5,600,000	8,660	13,044	21,704
Pay	6 Month Norwegian Interbank Offered Rate Semi-Annually	2.00% Annually	12/15/2021	NOK	2,400,000	1,465	(670)	795
Receive	3 Month Canadian Bankers’ Acceptance Rate Quarterly	1.75% Semi-Annually	3/16/2022	CAD	6,900,000	(7,143)	10,207	3,064
Receive	6 Month Australian Bank-Bill Reference Rate Semi-Annually	1.00% Semi-Annually	3/07/2030	AUD	3,800,000	50,041	333	50,374
Receive	6 Month London Interbank Offered Rate Semi-Annually	1.00% Annually	12/15/2021	CHF	2,400,000	10,306	(1)	10,305
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.50% Annually	3/20/2030	CHF	700,000	12,670	(2,016)	10,654
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.00% Semi-Annually	3/21/2030	JPY	405,600,000	(30,501)	30,843	342
Receive	6 Month Norwegian Interbank Offered Rate Semi-Annually	1.50% Annually	3/20/2030	NOK	24,200,000	28,006	19,427	47,433

						1,094,098	592,941	1,687,039

Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	0.50% Quarterly	3/10/2022	AUD	15,800,000	(32,394)	(18,271)	(50,665)
Pay	3 Month Stockholm Interbank Offered Rate Quarterly	0.00% Annually	3/20/2030	SEK	44,300,000	(118,200)	(17,618)	(135,818)
Pay	6 Month London Interbank Offered Rate Semi-Annually	1.00% Annually	3/16/2022	CHF	2,200,000	(9,166)	(238)	(9,404)
Pay	6 Month Norwegian Interbank Offered Rate Semi-Annually	1.50% Annually	12/15/2021	NOK	2,100,000	(892)	(657)	(1,549)
Pay	6 Month Norwegian Interbank Offered Rate Semi-Annually	1.50% Annually	3/16/2022	NOK	145,100,000	(46,028)	(50,874)	(96,902)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

Forward Effective Interest rate swap contracts outstanding as of September 30, 2019 (continued):

Exchange Cleared (continued)

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	1.50% Semi-Annually	12/15/2021	NZD	3,000,000	$(8,624)	$(13,580)	$(22,204)
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	1.00% Semi-Annually	3/16/2022	NZD	12,800,000	(15,428)	(4,281)	(19,709)
Receive	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.25% Semi-Annually	12/16/2021	CAD	5,800,000	(60,797)	24,040	(36,757)
Receive	3 Month London Interbank Offered Rate Quarterly	2.75% Semi-Annually	12/18/2029	USD	4,300,000	(292,183)	(182,872)	(475,055)
Receive	3 Month London Interbank Offered Rate Quarterly	2.00% Semi-Annually	3/18/2030	USD	4,700,000	(153,589)	(39,398)	(192,987)
Receive	3 Month Stockholm Interbank Offered Rate Quarterly	0.00% Annually	12/15/2021	SEK	539,200,000	43,741	(152,510)	(108,769)
Receive	3 Month Stockholm Interbank Offered Rate Quarterly	0.00% Annually	3/16/2022	SEK	214,400,000	(86,775)	43,195	(43,580)
Receive	3 Month Stockholm Interbank Offered Rate Quarterly	0.50% Annually	12/19/2029	SEK	1,300,000	(2,608)	(401)	(3,009)
Receive	3 Month Stockholm Interbank Offered Rate Quarterly	0.50% Annually	3/20/2030	SEK	500,000	(1,012)	(21)	(1,033)
Receive	6 Month Australian Bank-Bill Reference Rate Semi-Annually	2.00% Semi-Annually	12/13/2029	AUD	3,100,000	(36,996)	(123,064)	(160,060)
Receive	6 Month Australian Bank-Bill Reference Rate Semi-Annually	1.50% Semi-Annually	12/13/2029	AUD	2,200,000	11,793	(54,982)	(43,189)
Receive	6 Month Euro Interbank Offered Rate Semi-Annually	0.25% Annually	3/18/2022	EUR	6,700,000	(31,710)	(898)	(32,608)
Receive	6 Month Euro Interbank Offered Rate Semi-Annually	0.75% Annually	12/18/2029	EUR	1,200,000	(115,313)	(3,570)	(118,883)
Receive	6 Month Euro Interbank Offered Rate Semi-Annually	0.50% Annually	3/18/2030	EUR	200,000	(14,150)	375	(13,775)
Receive	6 Month London Interbank Offered Rate Semi-Annually	1.25% Semi-Annually	12/20/2021	GBP	21,200,000	(242,311)	(82,023)	(324,334)
Receive	6 Month London Interbank Offered Rate Semi-Annually	1.50% Semi-Annually	12/18/2029	GBP	1,200,000	(55,464)	(68,671)	(124,135)
Receive	6 Month London Interbank Offered Rate Semi-Annually	1.00% Semi-Annually	3/18/2030	GBP	700,000	(23,592)	(6,758)	(30,350)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

Forward Effective Interest rate swap contracts outstanding as of September 30, 2019 (continued):

Exchange Cleared (continued)

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Receive	6 Month Norwegian Interbank Offered Rate Semi-Annually	2.00% Annually	12/19/2029	NOK	900,000	$(1,376)	$(1,409)	$(2,785)

						(1,293,074)	(754,486)	(2,047,560)

						$(198,976)	$(161,545)	$(360,521)

(a)	Floating rate indices at September 30, 2019 were as follows:

3 Month Australian Bank-Bill Reference Rate: 0.95%

3 Month Canadian Bankers’ Acceptance Rate: 1.97%

3 Month London Interbank Offered Rate: 2.09%

3 Month Stockholm Interbank Offered Rate: (0.09)%

6 Month Australian Bank-Bill Reference Rate: 1.05%

6 Month Euro Interbank Offered Rate: (0.39)%

6 Month London Interbank Offered Rate: 2.06%

6 Month Norwegian Interbank Offered Rate: 1.91%

Total return swap contracts outstanding as of September 30, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

BIST 30 Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/31/2019	TRY	408,658	$4,323
BIST 30 Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/31/2019	TRY	751,403	3,598
Canada 10 Year Bond December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	BANA	12/18/2019	CAD	(1,568,600)	11,015
DTOP Index December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	12/19/2019	ZAR	(730,310)	2,922
iBovespa Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/16/2019	BRL	2,102,780	12,833
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/12/2019	KRW	411,225,000	1,423
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	12/12/2019	KRW	890,987,500	8,857

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
SGX NIFTY 50 Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/31/2019	USD	(69,228)	$280
SGX NIFTY 50 Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	10/31/2019	USD	(69,228)	486
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/22/2019	USD	(180,600)	14,703
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/22/2019	USD	(120,400)	9,770
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/22/2019	USD	(30,100)	2,849
Swiss Market Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MLIN	12/20/2019	CHF	904,860	6,427
TAIEX Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	10/16/2019	TWD	(2,164,600)	155
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/22/2019	USD	(198,300)	2,003
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/22/2019	USD	(74,363)	611
MSCI Australia Net Return Index	Decreases in total return of reference entity and pays the BBR plus or minus a specified spread (0.30%)	Increases in total return of reference entity	Monthly	GSIN	12/20/2019	AUD	26,524	196
MSCI Emerging Markets Korea Net Total Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.40%)	Increases in total return of reference entity	Monthly	JPMC	12/20/2019	USD	15,635	235

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Emerging Markets Thailand Net Total Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the LIBOR plus or minus a specified spread (-0.20%)	Monthly	JPMC	12/18/2019	USD	(20,259)	$389
MSCI France Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.17%)	Increases in total return of reference entity	Monthly	GSIN	12/20/2019	EUR	252	2
MSCI France Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.17%)	Increases in total return of reference entity	Monthly	GSIN	12/20/2019	EUR	500	10
MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.20%)	Increases in total return of reference entity	Monthly	GSIN	12/20/2019	EUR	432	4
MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.20%)	Increases in total return of reference entity	Monthly	GSIN	12/20/2019	EUR	308,062	4,476
MSCI Singapore Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Singapore Interbank Offered Rate (“SIBOR”) plus or minus a specified spread (-0.10%)	Monthly	GSIN	12/18/2019	SGD	(11,772)	75

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI South Africa Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Johannesburg Interbank Agreed Rate (“JIBAR”) plus or minus a specified spread (-0.61%)	Monthly	GSIN	12/18/2019	ZAR	(4,049,046)	$7,556
MSCI Spain Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.25%)	Increases in total return of reference entity	Monthly	GSIN	12/20/2019	EUR	194	6
MSCI Spain Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.25%)	Increases in total return of reference entity	Monthly	GSIN	12/20/2019	EUR	196	3
MSCI Sweden Net Return Index	Decreases in total return of reference entity and pays the STIBOR plus or minus a specified spread (-0.30%)	Increases in total return of reference entity	Monthly	GSIN	12/20/2019	SEK	79,289	172
MSCI United Kingdom Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.16%)	Increases in total return of reference entity	Monthly	GSIN	12/20/2019	GBP	11,884	334

								95,713

Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/22/2019	USD	(562,600)	(46,761)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/22/2019	USD	(58,200)	$(4,454)
HSCEI October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/30/2019	HKD	1,021,000	(168)
HSCEI October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2019	HKD	11,231,000	(2,757)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	10/25/2019	USD	(45,300)	(1,204)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/22/2019	USD	30,100	(2,660)
Soybean Oil December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/22/2019	USD	(401,304)	(13,289)
Tel Aviv Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	10/23/2019	ILS	(161,548)	(52)
MSCI China Net Return Index	Decreases in total return of reference entity and pays the HIBOR plus or minus a specified spread (-0.15%)	Increases in total return of reference entity	Monthly	GSIN	12/20/2019	HKD	38,385	(170)
MSCI Mexico Net Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Mexico Equilibrium Interbank Interest Rate (“TIIE”) plus or minus a specified spread (0.05%)	Monthly	GSIN	12/18/2019	MXN	(22,790)	(9)
MSCI Switzerland Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the LIBOR plus or minus a specified spread (-0.23%)	Monthly	GSIN	12/18/2019	CHF	(85,615)	(720)

								(72,244)

								$23,469

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Long Contracts
CAC 40 10 Euro Index	22	10/2019	EUR	$1,361,042	$15,180
HSCEI	4	10/2019	HKD	260,536	(696)
IBEX 35 Index	7	10/2019	EUR	704,407	18,251
LME Aluminum Base Metal	1	10/2019	USD	42,634	(2,910)
LME Aluminum Base Metal	1	10/2019	USD	42,548	(2,006)
LME Aluminum Base Metal	2	10/2019	USD	85,554	(5,821)
LME Aluminum Base Metal	5	10/2019	USD	213,469	(16,501)
LME Copper Base Metal	1	10/2019	USD	142,656	(6,012)
LME Nickel Base Metal	1	10/2019	USD	103,164	17,844
LME Zinc Base Metal	1	10/2019	USD	60,750	(945)
NY Harbor ULSD	1	10/2019	USD	79,682	662
OMXS30 Index	87	10/2019	SEK	1,456,253	208
RBOB Gasoline	1	10/2019	USD	65,793	(609)
WTI Crude Oil	1	10/2019	USD	54,070	(922)
LME Aluminum Base Metal	1	11/2019	USD	42,956	(1,128)
LME Aluminum Base Metal	3	11/2019	USD	129,067	(3,478)
LME Aluminum Base Metal	4	11/2019	USD	172,613	(3,145)
LME Copper Base Metal	1	11/2019	USD	142,925	(227)
LME Copper Base Metal	2	11/2019	USD	285,919	(1,467)
LME Nickel Base Metal	1	11/2019	USD	102,563	7,124
LME Zinc Base Metal	2	11/2019	USD	120,785	6,154
Australia 10 Year Bond	23	12/2019	AUD	2,287,428	23,723
Copper	2	12/2019	USD	128,925	(2,213)
EURO STOXX 50 Index	171	12/2019	EUR	6,625,860	86,277
Euro-Bund	67	12/2019	EUR	12,724,894	(150,130)
FTSE 100 Index	20	12/2019	GBP	1,815,676	21,030
FTSE/MIB Index	25	12/2019	EUR	3,006,355	38,378
Japan 10 Year Bond	9	12/2019	JPY	12,903,400	25,183
KOSPI 200 Index	14	12/2019	KRW	802,178	18,990
LME Aluminum Base Metal	1	12/2019	USD	43,242	(2,049)
LME Aluminum Base Metal	4	12/2019	USD	172,200	(6,210)
LME Aluminum Base Metal	4	12/2019	USD	172,800	(2,987)
LME Copper Base Metal	1	12/2019	USD	143,081	(1,647)
LME Copper Base Metal	1	12/2019	USD	143,050	363
LME Copper Base Metal	2	12/2019	USD	286,213	(8,970)
LME Copper Base Metal	4	12/2019	USD	572,375	(11,536)
LME Nickel Base Metal	1	12/2019	USD	102,526	(2,937)
LME Nickel Base Metal	1	12/2019	USD	102,330	(2,628)
LME Nickel Base Metal	1	12/2019	USD	102,435	(1,010)
LME Nickel Base Metal	2	12/2019	USD	204,780	(4,623)
LME Zinc Base Metal	1	12/2019	USD	59,928	3,550
LME Zinc Base Metal	2	12/2019	USD	119,742	1,433
LME Zinc Base Metal	3	12/2019	USD	179,363	4,466
S&P/TSX 60 Index	7	12/2019	CAD	1,052,602	(7,029)
Silver	1	12/2019	USD	84,990	(3,976)
SPI 200 Index	20	12/2019	AUD	2,255,008	5,668

					40,672

Short Contracts
Amsterdam Exchange Index	(22)	10/2019	EUR	(2,782,272)	(27,742)
Brent Crude Oil	(1)	10/2019	USD	(59,250)	3,512
Hang Seng Index	(11)	10/2019	HKD	(1,827,462)	(3,322)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Short Contracts (continued)
LME Aluminum Base Metal	(1)	10/2019	USD	$(42,634)	$3,001
LME Aluminum Base Metal	(1)	10/2019	USD	(42,548)	1,899
LME Aluminum Base Metal	(2)	10/2019	USD	(85,554)	5,826
LME Aluminum Base Metal	(5)	10/2019	USD	(213,469)	16,204
LME Copper Base Metal	(1)	10/2019	USD	(142,656)	5,766
LME Nickel Base Metal	(1)	10/2019	USD	(103,164)	(17,607)
LME Zinc Base Metal	(1)	10/2019	USD	(60,750)	898
MSCI Singapore Index	(39)	10/2019	SGD	(1,013,692)	2,587
MSCI Taiwan Index	(2)	10/2019	USD	(81,420)	(1,254)
Natural Gas	(21)	10/2019	USD	(489,300)	57,667
SGX NIFTY 50 Index	(8)	10/2019	USD	(184,608)	1,167
LME Aluminum Base Metal	(1)	11/2019	USD	(42,956)	961
LME Aluminum Base Metal	(3)	11/2019	USD	(129,067)	3,896
LME Aluminum Base Metal	(4)	11/2019	USD	(172,613)	2,750
LME Copper Base Metal	(1)	11/2019	USD	(142,925)	422
LME Copper Base Metal	(2)	11/2019	USD	(285,919)	1,776
LME Nickel Base Metal	(1)	11/2019	USD	(102,563)	(6,806)
LME Zinc Base Metal	(2)	11/2019	USD	(120,785)	(6,741)
Soybean	(15)	11/2019	USD	(679,500)	(15,201)
Canada 10 Year Bond	(47)	12/2019	CAD	(5,058,837)	(5,924)
Corn	(10)	12/2019	USD	(194,000)	(10,088)
DAX Index	(5)	12/2019	EUR	(1,690,921)	(6,655)
FTSE/JSE Top 40 Index	(8)	12/2019	ZAR	(260,532)	13,186
LME Aluminum Base Metal	(1)	12/2019	USD	(43,242)	1,932
LME Aluminum Base Metal	(4)	12/2019	USD	(172,200)	5,408
LME Aluminum Base Metal	(15)	12/2019	USD	(648,000)	15,441
LME Copper Base Metal	(1)	12/2019	USD	(143,050)	(753)
LME Copper Base Metal	(1)	12/2019	USD	(143,094)	1,889
LME Copper Base Metal	(1)	12/2019	USD	(143,081)	1,998
LME Copper Base Metal	(2)	12/2019	USD	(286,213)	10,282
LME Nickel Base Metal	(1)	12/2019	USD	(102,330)	675
LME Nickel Base Metal	(1)	12/2019	USD	(102,435)	1,359
LME Nickel Base Metal	(1)	12/2019	USD	(102,526)	3,077
LME Nickel Base Metal	(4)	12/2019	USD	(409,560)	(20,787)
LME Zinc Base Metal	(1)	12/2019	USD	(59,928)	(3,121)
LME Zinc Base Metal	(1)	12/2019	USD	(59,788)	(3,447)
LME Zinc Base Metal	(2)	12/2019	USD	(119,742)	(1,397)
Long Gilt	(68)	12/2019	GBP	(11,223,725)	(71,462)
MEX BOLSA Index	(3)	12/2019	MXN	(66,228)	95
S&P 500 E-Mini Index	(26)	12/2019	USD	(3,872,050)	30,774
SET50 Index	(47)	12/2019	THB	(333,403)	(1,553)
Soybean Meal	(5)	12/2019	USD	(150,500)	(258)
Soybean Oil	(4)	12/2019	USD	(69,792)	(2,325)
TOPIX Index	(16)	12/2019	JPY	(2,349,873)	(53,915)
U.S. Treasury 10 Year Note	(44)	12/2019	USD	(5,733,750)	6,153
Wheat	(7)	12/2019	USD	(173,513)	(11,141)

					(70,898)

					$(30,226)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

Forward foreign currency contracts outstanding as of September 30, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)

BRL	300,000	USD	71,805	CITI**	12/18/2019	$56
BRL	300,000	USD	71,805	JPMC**	12/18/2019	56
CAD	2,632,453	USD	1,984,634	CITI	12/18/2019	4,972
CAD	2,632,468	USD	1,984,648	JPMC	12/18/2019	4,969
COP	45,000,000	USD	12,861	CITI**	12/18/2019	23
COP	45,000,000	USD	12,861	JPMC**	12/18/2019	23
CZK	675,000	USD	28,551	CITI	12/18/2019	17
CZK	675,000	USD	28,551	JPMC	12/18/2019	17
GBP	933,503	USD	1,144,776	CITI	12/18/2019	6,745
GBP	933,497	USD	1,144,770	JPMC	12/18/2019	6,744
HKD	6,295,520	USD	802,904	CITI	12/18/2019	943
HKD	6,295,540	USD	802,908	JPMC	12/18/2019	942
IDR	3,201,250,000	USD	220,509	CITI**	12/18/2019	3,028
IDR	3,201,249,998	USD	220,509	JPMC**	12/18/2019	3,028
ILS	660,000	USD	188,539	CITI	12/18/2019	2,129
ILS	660,000	USD	188,539	JPMC	12/18/2019	2,129
INR	15,785,500	USD	219,960	CITI**	12/18/2019	1,306
INR	15,785,500	USD	219,960	JPMC**	12/18/2019	1,306
KRW	7,000,000	USD	5,819	CITI**	12/18/2019	31
KRW	7,000,000	USD	5,819	JPMC**	12/18/2019	31
MXN	4,914,638	USD	242,519	CITI	12/18/2019	3,437
MXN	4,914,646	USD	242,519	JPMC	12/18/2019	3,436
PHP	24,050,000	USD	459,243	CITI**	12/18/2019	3,477
PHP	24,050,000	USD	459,239	JPMC**	12/18/2019	3,481
RUB	14,750,000	USD	220,107	CITI**	12/18/2019	4,912
RUB	14,750,000	USD	220,107	JPMC**	12/18/2019	4,911
THB	161,000	USD	5,241	CITI	12/18/2019	31
THB	161,000	USD	5,242	JPMC	12/18/2019	31
TWD	3,500,000	USD	112,740	CITI**	12/18/2019	705
TWD	3,500,000	USD	112,740	JPMC**	12/18/2019	705
USD	229,083	AUD	337,000	CITI	12/18/2019	1,060
USD	229,083	AUD	337,000	JPMC	12/18/2019	1,060
USD	376,821	BRL	1,548,000	CITI**	12/18/2019	6,020
USD	376,820	BRL	1,548,000	JPMC**	12/18/2019	6,019
USD	876,215	CHF	855,487	CITI	12/18/2019	13,025
USD	876,240	CHF	855,513	JPMC	12/18/2019	13,024
USD	600,254	CLP	430,000,002	CITI**	12/18/2019	9,588
USD	600,253	CLP	429,999,998	JPMC**	12/18/2019	9,588
USD	550,754	CNY	3,918,171	CITI**	12/18/2019	3,104
USD	550,753	CNY	3,918,171	JPMC**	12/18/2019	3,103
USD	125,509	COP	430,000,000	CITI**	12/18/2019	2,400
USD	125,509	COP	430,000,000	JPMC**	12/18/2019	2,400
USD	121,960	CZK	2,850,000	CITI	12/18/2019	1,339
USD	121,960	CZK	2,850,000	JPMC	12/18/2019	1,339
USD	2,359,501	EUR	2,118,496	CITI	12/18/2019	36,363
USD	2,359,514	EUR	2,118,504	JPMC	12/18/2019	36,367
USD	312,392	GBP	252,628	CITI	12/18/2019	763
USD	312,385	GBP	252,622	JPMC	12/18/2019	763
USD	32,977	HKD	258,000	CITI	12/18/2019	34
USD	32,976	HKD	258,000	JPMC	12/18/2019	33
USD	178,796	HUF	53,348,000	CITI	12/18/2019	4,305
USD	178,796	HUF	53,348,000	JPMC	12/18/2019	4,304
USD	90,887	IDR	1,300,000,000	CITI**	12/18/2019	111
USD	90,887	IDR	1,300,000,000	JPMC**	12/18/2019	111

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

Forward foreign currency contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	744,464	JPY	78,559,504	CITI	12/18/2019	$13,677
USD	744,463	JPY	78,559,496	JPMC	12/18/2019	13,676
USD	412,927	KRW	491,873,179	CITI**	12/18/2019	1,841
USD	412,927	KRW	491,873,191	JPMC**	12/18/2019	1,840
USD	118,975	MXN	2,345,932	CITI	12/18/2019	1,572
USD	118,975	MXN	2,345,929	JPMC	12/18/2019	1,572
USD	791,681	NOK	7,112,504	CITI	12/18/2019	8,901
USD	791,679	NOK	7,112,496	JPMC	12/18/2019	8,900
USD	609,010	NZD	953,000	CITI	12/18/2019	11,174
USD	609,009	NZD	953,000	JPMC	12/18/2019	11,173
USD	345,263	PLN	1,359,004	CITI	12/18/2019	5,976
USD	345,260	PLN	1,358,996	JPMC	12/18/2019	5,976
USD	45,397	SEK	440,500	CITI	12/18/2019	406
USD	45,397	SEK	440,500	JPMC	12/18/2019	406
USD	198,868	SGD	273,500	CITI	12/18/2019	806
USD	198,868	SGD	273,500	JPMC	12/18/2019	805
USD	68,124	ZAR	1,027,000	CITI	12/18/2019	998
USD	68,124	ZAR	1,027,000	JPMC	12/18/2019	998
ZAR	1,405,000	USD	90,582	CITI	12/18/2019	1,251
ZAR	1,405,000	USD	90,582	JPMC	12/18/2019	1,251

Total unrealized appreciation						313,043

AUD	113,000	USD	77,486	CITI	12/18/2019	(1,027)
AUD	113,000	USD	77,486	JPMC	12/18/2019	(1,027)
BRL	321,500	USD	78,289	CITI**	12/18/2019	(1,279)
BRL	321,500	USD	78,289	JPMC**	12/18/2019	(1,279)
CAD	583,039	USD	442,579	CITI	12/18/2019	(1,919)
CAD	583,040	USD	442,580	JPMC	12/18/2019	(1,919)
CHF	11,988	USD	12,284	CITI	12/18/2019	(188)
CHF	12,012	USD	12,309	JPMC	12/18/2019	(189)
CLP	68,000,000	USD	95,571	CITI**	12/18/2019	(2,163)
CLP	68,000,000	USD	95,571	JPMC**	12/18/2019	(2,163)
CNY	570,000	USD	80,269	CITI**	12/18/2019	(599)
CNY	570,000	USD	80,269	JPMC**	12/18/2019	(599)
COP	610,000,000	USD	177,359	CITI**	12/18/2019	(2,716)
COP	610,000,000	USD	177,359	JPMC**	12/18/2019	(2,717)
CZK	675,000	USD	29,016	CITI	12/18/2019	(448)
CZK	675,000	USD	29,016	JPMC	12/18/2019	(448)
EUR	996,502	USD	1,108,506	CITI	12/18/2019	(15,744)
EUR	996,498	USD	1,108,503	JPMC	12/18/2019	(15,746)
GBP	94,500	USD	117,805	CITI	12/18/2019	(1,234)
GBP	94,500	USD	117,805	JPMC	12/18/2019	(1,235)
HKD	289,000	USD	36,949	CITI	12/18/2019	(47)
HKD	289,000	USD	36,949	JPMC	12/18/2019	(47)
HUF	78,500,000	USD	266,436	CITI	12/18/2019	(9,678)
HUF	78,500,000	USD	266,437	JPMC	12/18/2019	(9,678)
IDR	893,750,000	USD	62,874	CITI**	12/18/2019	(465)
IDR	893,750,002	USD	62,874	JPMC**	12/18/2019	(465)
INR	200,000	USD	2,805	CITI**	12/18/2019	(2)
INR	200,000	USD	2,805	JPMC**	12/18/2019	(2)
JPY	14,156,500	USD	132,682	CITI	12/18/2019	(993)
JPY	14,156,500	USD	132,682	JPMC	12/18/2019	(993)
KRW	866,090,496	USD	728,975	CITI**	12/18/2019	(5,133)
KRW	866,090,504	USD	728,976	JPMC**	12/18/2019	(5,134)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

Forward foreign currency contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
MXN	5,017,858	USD	253,082	CITI	12/18/2019	$(1,960)
MXN	5,017,858	USD	253,082	JPMC	12/18/2019	(1,960)
NZD	3,219,496	USD	2,058,410	CITI	12/18/2019	(38,755)
NZD	3,219,504	USD	2,058,417	JPMC	12/18/2019	(38,758)
PLN	1,419,996	USD	360,820	CITI	12/18/2019	(6,306)
PLN	1,420,004	USD	360,823	JPMC	12/18/2019	(6,307)
RUB	1,000,000	USD	15,348	CITI**	12/18/2019	(92)
RUB	1,000,000	USD	15,348	JPMC**	12/18/2019	(92)
SEK	7,136,999	USD	742,531	CITI	12/18/2019	(13,595)
SEK	7,137,001	USD	742,532	JPMC	12/18/2019	(13,596)
SGD	17,000	USD	12,398	CITI	12/18/2019	(87)
SGD	17,000	USD	12,398	JPMC	12/18/2019	(87)
THB	150,000	USD	4,913	CITI	12/18/2019	(1)
THB	150,000	USD	4,913	JPMC	12/18/2019	(1)
TWD	2,050,000	USD	66,823	CITI**	12/18/2019	(377)
TWD	2,050,000	USD	66,823	JPMC**	12/18/2019	(377)
USD	105,237	AUD	156,500	CITI	12/18/2019	(655)
USD	105,237	AUD	156,500	JPMC	12/18/2019	(655)
USD	73,538	BRL	308,000	CITI**	12/18/2019	(239)
USD	73,538	BRL	308,000	JPMC**	12/18/2019	(239)
USD	116,554	CAD	154,995	CITI	12/18/2019	(591)
USD	116,561	CAD	155,005	JPMC	12/18/2019	(591)
USD	199,783	CNY	1,436,636	CITI**	12/18/2019	(1,019)
USD	199,783	CNY	1,436,636	JPMC**	12/18/2019	(1,019)
USD	103,350	GBP	84,380	CITI	12/18/2019	(736)
USD	103,338	GBP	84,370	JPMC	12/18/2019	(737)
USD	133,791	HKD	1,048,994	CITI	12/18/2019	(150)
USD	133,793	HKD	1,049,006	JPMC	12/18/2019	(150)
USD	277,779	ILS	975,000	CITI	12/18/2019	(3,890)
USD	277,779	ILS	975,000	JPMC	12/18/2019	(3,890)
USD	192,151	INR	14,031,004	CITI**	12/18/2019	(4,522)
USD	192,156	INR	14,030,996	JPMC**	12/18/2019	(4,517)
USD	1,234,444	KRW	1,490,473,321	CITI**	12/18/2019	(11,232)
USD	1,234,431	KRW	1,490,473,309	JPMC**	12/18/2019	(11,244)
USD	170,011	MXN	3,444,074	CITI	12/18/2019	(2,350)
USD	170,010	MXN	3,444,065	JPMC	12/18/2019	(2,350)
USD	49,869	PLN	200,000	CITI	12/18/2019	(63)
USD	49,869	PLN	200,000	JPMC	12/18/2019	(63)
USD	29,967	RUB	2,000,000	CITI**	12/18/2019	(544)
USD	29,967	RUB	2,000,000	JPMC**	12/18/2019	(544)
USD	113,664	SGD	157,500	CITI	12/18/2019	(394)
USD	113,664	SGD	157,500	JPMC	12/18/2019	(394)
USD	245	THB	7,500	CITI	12/18/2019	—
USD	245	THB	7,500	JPMC	12/18/2019	—
USD	123,585	TWD	3,850,000	CITI**	12/18/2019	(1,204)
USD	123,585	TWD	3,850,000	JPMC**	12/18/2019	(1,205)
USD	293,063	ZAR	4,535,000	CITI	12/18/2019	(3,351)
USD	293,063	ZAR	4,535,000	JPMC	12/18/2019	(3,351)
ZAR	5,174,000	USD	348,463	CITI	12/18/2019	(10,284)
ZAR	5,174,000	USD	348,464	JPMC	12/18/2019	(10,285)

Total unrealized depreciation						(292,085)

Net unrealized appreciation						$20,958

**	Non-deliverable forward.

See notes to Consolidated Schedules of Investments.

Schedule of Investments	September 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 135.3%

COMMON STOCKS - 51.4%

Canada - 5.2%
Air Canada *(a)	372,296	12,142,439
Alimentation Couche-Tard, Inc., Class B (a)	126,622	3,880,328
Atco Ltd., Class I	19,382	709,242
Canadian Imperial Bank of Commerce (a)	46,127	3,805,821
Canadian Pacific Railway Ltd.	5,356	1,190,258
Canadian Tire Corp. Ltd., Class A (a)	16,469	1,848,093
CGI, Inc. *	17,287	1,366,937
CI Financial Corp.	52,500	765,992
Constellation Software, Inc.	809	807,962
Empire Co. Ltd., Class A (a)	148,599	4,023,283
Encana Corp.	120,640	552,730
Finning International, Inc. (a)	126,596	2,215,920
Fortis, Inc.	6,412	271,077
Gildan Activewear, Inc. (a)	36,954	1,311,527
Husky Energy, Inc.	51,831	364,619
Linamar Corp. (a)	58,214	1,892,499
Loblaw Cos. Ltd.	4,325	246,341
Magna International, Inc. (a)	147,391	7,856,552
Manulife Financial Corp.	19,605	359,589
Methanex Corp. (a)	98,881	3,508,620
Metro, Inc.	6,298	277,286
National Bank of Canada (a)	72,398	3,602,277
Open Text Corp.	20,091	819,502
Power Financial Corp.	15,808	366,548
Quebecor, Inc., Class B	52,904	1,201,157
Shaw Communications, Inc., Class B	17,720	348,154
Teck Resources Ltd., Class B (a)	135,143	2,191,095
Thomson Reuters Corp. (a)	33,017	2,206,782
Tourmaline Oil Corp.	21,678	214,514
West Fraser Timber Co. Ltd. (a)	70,042	2,801,997

		63,149,141

China - 0.1%
Yangzijiang Shipbuilding Holdings Ltd. (2)	2,042,000	1,419,813

Italy - 6.5%
A2A SpA (2)(a)	4,336,200	7,957,653
Assicurazioni Generali SpA (2)(a)	489,431	9,485,021
BPER Banca (2)(a)	1,183,491	4,572,602
Enel SpA (2)(a)	2,501,731	18,686,171
Eni SpA (2)(a)	916,801	14,013,089
Hera SpA (2)(a)	1,233,677	5,062,624
Italgas SpA (2)(a)	975,981	6,298,169
Leonardo SpA (2)(a)	172,482	2,027,529
Poste Italiane SpA (2)(b)	122,596	1,393,560
Snam SpA (2)(a)	497,012	2,510,521
Terna Rete Elettrica Nazionale SpA (2)	139,187	893,957
UniCredit SpA (2)	36,491	430,119
Unipol Gruppo SpA (2)(a)	838,053	4,462,416

		77,793,431

Singapore - 0.2%
ComfortDelGro Corp. Ltd. (2)	675,300	1,173,306
Genting Singapore Ltd. (2)	2,602,700	1,657,149

		2,830,455

INVESTMENTS	SHARES	VALUE ($)
Spain - 0.6%
Repsol SA (2)(a)	453,685	7,075,663

Switzerland - 0.6%
STMicroelectronics NV (2)(c)	46,974	910,158
Temenos AG (Registered) (2)*(a)	36,758	6,155,130

		7,065,288

United Kingdom - 1.3%
Fiat Chrysler Automobiles NV (2)	1,167,701	15,130,845
Liberty Global plc, Class C *	1,887	44,892

		15,175,737

United States - 36.9%
3M Co. (c)	15,034	2,471,590
Abbott Laboratories (c)	1,967	164,579
AbbVie, Inc. (c)	4,549	344,450
ABIOMED, Inc. *(c)	1,386	246,556
Acuity Brands, Inc. (a)	4,814	648,879
AGCO Corp. (a)	24,820	1,878,874
Agilent Technologies, Inc. (a)	95,597	7,325,598
Alexion Pharmaceuticals, Inc. *(a)	55,442	5,429,989
Align Technology, Inc. *(a)(c)	9,203	1,665,007
Alkermes plc *(c)	103,718	2,023,538
Allegion plc (c)	448	46,435
Allison Transmission Holdings, Inc. (a)	36,595	1,721,795
AMC Networks, Inc., Class A *(a)(c)	105,821	5,202,160
AMETEK, Inc. (a)	8,924	819,402
Amgen, Inc. (a)	11,618	2,248,199
Amphenol Corp., Class A (a)	410	39,565
Antero Resources Corp. *	484,723	1,463,863
Anthem, Inc. (a)	2,149	515,975
Apple, Inc. (a)(c)	36,162	8,099,203
Arrow Electronics, Inc. *(a)(c)	68,853	5,135,057
Avnet, Inc. (a)	127,428	5,668,635
Baxter International, Inc. (c)	61,312	5,362,961
Biogen, Inc. *(a)(c)	57,526	13,393,202
Bio-Rad Laboratories, Inc., Class A *(a)(c)	15,936	5,302,545
Boeing Co. (The) (c)	6,177	2,350,163
Boston Scientific Corp. *(c)	4,334	176,350
Bristol-Myers Squibb Co. (c)	22,043	1,117,801
BRP, Inc. (a)	106,901	4,159,525
Bruker Corp. (a)	87,445	3,841,459
Cable One, Inc. (a)	856	1,074,023
Callon Petroleum Co. *	21,491	93,271
Cardinal Health, Inc. (a)(c)	77,891	3,675,676
Carlisle Cos., Inc. (a)	2,152	313,202
Caterpillar, Inc. (c)	16,522	2,086,894
CBS Corp. (Non-Voting), Class B (c)	169,827	6,855,916
CDW Corp. (a)	66,511	8,196,816
Centene Corp. *(c)	4,072	176,155
Centennial Resource Development, Inc., Class A *	218,723	987,534
Cerner Corp. (c)	41,724	2,844,325
Charles River Laboratories International, Inc. *(a)(c)	54,777	7,250,831
Ciena Corp. *(a)	80,652	3,163,978
Cigna Corp. (a)	765	116,119
Cimarex Energy Co. (a)	25,527	1,223,764
Cisco Systems, Inc. (a)(c)	205,080	10,133,003
Comcast Corp., Class A (a)(c)	117,605	5,301,633

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 36.9% (continued)
CommScope Holding Co., Inc. *(c)	80,863	950,949
ConocoPhillips (a)	8,911	507,749
Cooper Cos., Inc. (The) (c)	405	120,285
Crane Co. (a)	55,275	4,456,823
Cummins, Inc. (a)	58,427	9,504,320
Curtiss-Wright Corp. (a)	79,565	10,293,324
Danaher Corp. (a)(c)	13,830	1,997,467
Dentsply Sirona, Inc. (c)	35,086	1,870,435
Devon Energy Corp. (c)	115,350	2,775,321
Donaldson Co., Inc. (c)	1,720	89,578
Eaton Corp. plc (a)	61,038	5,075,310
Edwards Lifesciences Corp. *(a)	4,169	916,805
Eli Lilly & Co. (a)	2,990	334,372
EMCOR Group, Inc. (a)	31,093	2,677,729
Emerson Electric Co. (a)	77,863	5,205,920
Exelixis, Inc. *(a)	246,559	4,360,396
F5 Networks, Inc. *(a)	48,949	6,873,419
Flex Ltd. *(c)	474,959	4,970,446
FLIR Systems, Inc. (c)	35,119	1,846,908
Fluor Corp. (a)	20,107	384,647
General Dynamics Corp. (a)(c)	9,862	1,802,083
Gilead Sciences, Inc. (c)	121,219	7,682,860
Globus Medical, Inc., Class A *(a)	59,446	3,038,880
Goldman Sachs Group, Inc. (The) (a)	4,762	986,829
GrafTech International Ltd. (c)	124,334	1,591,475
Halliburton Co. (c)	19,533	368,197
HCA Healthcare, Inc. (a)	4,738	570,550
HD Supply Holdings, Inc. *(a)(c)	86,463	3,387,188
Hewlett Packard Enterprise Co. (a)	7,056	107,040
Hill-Rom Holdings, Inc. (a)	6,913	727,455
HollyFrontier Corp. (c)	18,093	970,509
Hologic, Inc. *(a)	33,936	1,713,429
Honeywell International, Inc. (a)	43,738	7,400,470
HP, Inc. (a)(c)	492,121	9,310,929
Humana, Inc. (a)	2,404	614,631
Huntington Ingalls Industries, Inc. (a)(c)	45,935	9,728,574
Incyte Corp. *(a)	25,886	1,921,518
Ingersoll-Rand plc (a)	40,992	5,050,624
Inogen, Inc. *(c)	63,842	3,058,670
Interpublic Group of Cos., Inc. (The) (a)(c)	176,264	3,800,252
ITT, Inc. (a)	44,877	2,746,024
Jabil, Inc. (a)	33,342	1,192,643
Jazz Pharmaceuticals plc *	27,491	3,522,697
John Wiley & Sons, Inc., Class A (c)	24,845	1,091,689
Johnson & Johnson (a)	52,477	6,789,474
Johnson Controls International plc (a)	22,233	975,806
Juniper Networks, Inc. (a)	164,012	4,059,297
Kennametal, Inc. (a)	19,219	590,792
Lincoln Electric Holdings, Inc. (a)(c)	5,821	505,030
LivaNova plc *(c)	5,895	434,992
Lockheed Martin Corp. (a)(c)	18,419	7,184,515
Marathon Oil Corp. (c)	39,574	485,573
Marathon Petroleum Corp. (a)(c)	8,614	523,301
Masco Corp. (a)	98,854	4,120,235
Masimo Corp. *(c)	15,013	2,233,784
McDermott International, Inc. *(c)	146,792	296,520
McKesson Corp. (a)	45,795	6,258,345
MEDNAX, Inc. *(a)	61,546	1,392,171
Medtronic plc	49,334	5,358,659

INVESTMENTS	SHARES	VALUE ($)
United States - 36.9% (continued)
MSC Industrial Direct Co., Inc., Class A (a)(c)	31,281	2,268,811
Mylan NV *(a)(c)	271,322	5,366,749
National Instruments Corp. (a)(c)	76,988	3,232,726
NewMarket Corp. (a)	2,299	1,085,335
News Corp., Class A (c)	25,333	352,635
Northrop Grumman Corp. (a)	476	178,400
NuVasive, Inc. *(a)(c)	21,663	1,373,001
nVent Electric plc	167,479	3,691,237
Oceaneering International, Inc. *(c)	1,636	22,168
Omnicom Group, Inc. (c)	22,007	1,723,148
Oshkosh Corp. (a)	43,816	3,321,253
Owens Corning (a)	630	39,816
Parker-Hannifin Corp. (a)	10,425	1,882,859
Patterson-UTI Energy, Inc.	94,652	809,275
Pentair plc	51,050	1,929,690
Pfizer, Inc. (a)	29,662	1,065,756
Phillips 66 (a)(c)	44,517	4,558,541
PRA Health Sciences, Inc. *(a)	20,215	2,005,934
QIAGEN NV *(c)	83,440	2,751,017
Quanta Services, Inc. (a)	18,133	685,427
Range Resources Corp. (c)	31,949	122,045
Regal Beloit Corp. (a)(c)	29,712	2,164,519
Regeneron Pharmaceuticals, Inc. *(a)	19,333	5,362,974
Resideo Technologies, Inc. *(a)	23,737	340,626
Roper Technologies, Inc. (a)	415	147,989
Seagate Technology plc (c)	20,423	1,098,553
Snap-on, Inc. (a)	8,665	1,356,419
Southwestern Energy Co. *	395,589	763,487
Spirit AeroSystems Holdings, Inc., Class A (a)	102,370	8,418,909
Stanley Black & Decker, Inc. (c)	1,763	254,595
TE Connectivity Ltd.	63,495	5,916,464
Tech Data Corp. *(a)	61,660	6,427,438
TEGNA, Inc. (a)	350,681	5,446,076
Teledyne Technologies, Inc. *(a)	14,025	4,515,910
Terex Corp. (a)	8,518	221,212
Textron, Inc. (a)	28,561	1,398,347
Thermo Fisher Scientific, Inc.	12,327	3,590,485
Timken Co. (The) (a)	61,685	2,683,914
United Rentals, Inc. *(c)	2,418	301,380
United Technologies Corp. (a)	5,390	735,843
United Therapeutics Corp. *(a)(c)	51,659	4,119,805
UnitedHealth Group, Inc.	4,782	1,039,224
Universal Health Services, Inc., Class B (c)	1,180	175,525
Valero Energy Corp. (c)	20,877	1,779,555
Varian Medical Systems, Inc. *(a)(c)	32,132	3,826,600
Vertex Pharmaceuticals, Inc. *(c)	101	17,111
Vishay Intertechnology, Inc. (a)(c)	246,408	4,171,687
WESCO International, Inc. *(c)	181,140	8,653,058
West Pharmaceutical Services, Inc. (a)	2,625	372,278
World Fuel Services Corp. (a)(c)	94,032	3,755,638
Xerox Holdings Corp. (a)	159,674	4,775,849
Zimmer Biomet Holdings, Inc. (a)	9,406	1,291,162

		444,750,863

TOTAL COMMON STOCKS (Cost $579,809,276)		619,260,391

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 83.9%

INVESTMENT COMPANIES - 28.6%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 1.79% (d)(e)	16,762,763	16,762,763
Limited Purpose Cash Investment Fund, 2.01% (d)(f)	327,262,757	327,295,484

TOTAL INVESTMENT COMPANIES (Cost $343,965,324)		344,058,247

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 55.3%
U.S. Treasury Bills
2.38%, 11/14/2019 (2)(g)	56,856,000	56,732,289
2.37%, 11/21/2019 (2)(g)	120,333,000	120,027,174
2.26%, 11/29/2019 (2)(g)(h)	179,647,000	179,113,360
2.24%, 12/5/2019 (2)(g)(i)	146,104,000	145,633,075
2.12%, 12/12/2019 (2)(g)(i)	122,426,000	121,990,980
1.84%, 3/5/2020 (2)(g)(i)	20,038,000	19,883,223
1.89%, 3/19/2020 (2)(g)(i)	11,000,000	10,906,240
1.88%, 3/26/2020 (2)(g)(i)	11,497,000	11,396,523

TOTAL U.S. TREASURY OBLIGATIONS (Cost $665,220,072)		665,682,864

TOTAL SHORT-TERM INVESTMENTS (Cost $1,009,185,396)		1,009,741,111

TOTAL LONG POSITIONS (Cost $1,588,994,672)		1,629,001,502

	SHARES
SHORT POSITIONS - (40.1)%
COMMON STOCKS - (40.1)%

Brazil - 0.0% (j)
Yamana Gold, Inc.	(158,836)	(503,537)

Canada - (5.0)%
Agnico Eagle Mines Ltd.	(27,432)	(1,470,108)
AltaGas Ltd.	(166,354)	(2,442,228)
ARC Resources Ltd.	(40,973)	(195,146)
Bombardier, Inc., Class B *	(1,657,109)	(2,238,914)
Brookfield Asset Management, Inc., Class A	(7,079)	(375,897)
Cameco Corp.	(364,079)	(3,457,081)
Canada Goose Holdings, Inc. *	(8,722)	(383,482)
Cenovus Energy, Inc.	(428,123)	(4,016,733)
Element Fleet Management Corp.	(434,348)	(3,475,177)
Enbridge, Inc.	(143,325)	(5,030,466)
Franco-Nevada Corp.	(3,188)	(290,490)
Imperial Oil Ltd.	(12,826)	(333,998)
Inter Pipeline Ltd.	(196,600)	(3,450,164)
Keyera Corp.	(90,618)	(2,200,386)
Pembina Pipeline Corp.	(79,333)	(2,940,743)
PrairieSky Royalty Ltd.	(196,963)	(2,747,387)
Restaurant Brands International, Inc.	(3,417)	(242,957)
Shopify, Inc., Class A *	(7,726)	(2,404,370)
SNC-Lavalin Group, Inc.	(270,821)	(3,814,409)

INVESTMENTS	SHARES	VALUE ($)
Canada - (5.0)% (continued)
Stars Group, Inc. (The) *	(171,501)	(2,566,981)
Suncor Energy, Inc.	(33,805)	(1,066,318)
TC Energy Corp.	(155,036)	(8,027,679)
Vermilion Energy, Inc.	(39,106)	(651,447)
Wheaton Precious Metals Corp.	(192,026)	(5,035,274)
Whitecap Resources, Inc.	(302,348)	(1,049,780)

		(59,907,615)

Ghana - 0.0% (j)
Kosmos Energy Ltd.	(32,359)	(201,920)

Italy - (3.5)%
Banco BPM SpA (2)	(2,446,311)	(4,991,860)
Buzzi Unicem SpA (2)	(162,293)	(3,721,597)
DiaSorin SpA (2)	(7,500)	(872,236)
Ferrari NV (2)	(46,783)	(7,219,229)
FinecoBank Banca Fineco SpA (2)	(415,208)	(4,392,922)
Freni Brembo SpA (2)	(361,801)	(3,527,296)
Pirelli & C SpA (2)(b)	(1,123,441)	(6,652,906)
Prysmian SpA (2)	(177,570)	(3,812,881)
Recordati SpA (2)	(16,113)	(691,067)
Saipem SpA (2)*	(379,994)	(1,717,412)
Unione di Banche Italiane SpA (2)	(1,470,329)	(4,125,450)

		(41,724,856)

Luxembourg - (0.6)%
Tenaris SA (2)	(632,947)	(6,713,292)

Netherlands - (0.5)%
Koninklijke Vopak NV (2)	(122,707)	(6,307,009)

Singapore - (0.3)%
City Developments Ltd. (2)	(52,300)	(372,041)
Keppel Corp. Ltd. (2)	(254,800)	(1,094,235)
Singapore Telecommunications Ltd. (2)	(803,200)	(1,802,166)
Wilmar International Ltd. (2)	(80,500)	(217,268)

		(3,485,710)

United Kingdom - 0.0% (j)
CNH Industrial NV (2)	(37,657)	(383,466)

United States - (29.9)%
Acadia Healthcare Co., Inc. *	(301,964)	(9,385,040)
AECOM *	(31,205)	(1,172,060)
Agios Pharmaceuticals, Inc. *	(104,350)	(3,380,940)
Air Lease Corp.	(13,647)	(570,718)
Alnylam Pharmaceuticals, Inc. *	(55,880)	(4,493,870)
Altice USA, Inc., Class A *	(11,891)	(341,034)
Amedisys, Inc. *	(5,904)	(773,483)
Apache Corp.	(78,653)	(2,013,517)
Arconic, Inc.	(15,688)	(407,888)
Arcosa, Inc.	(11,717)	(400,839)
Arista Networks, Inc. *	(7,551)	(1,804,085)
Avanos Medical, Inc. *	(80,970)	(3,033,136)
Axon Enterprise, Inc. *	(3,409)	(193,563)
Baker Hughes a GE Co.	(224,894)	(5,217,541)
Becton Dickinson and Co.	(406)	(102,702)
Belden, Inc.	(4,870)	(259,766)
BioMarin Pharmaceutical, Inc. *	(8,135)	(548,299)
Bio-Techne Corp.	(6,432)	(1,258,549)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
United States - (29.9)% (continued)
Bluebird Bio, Inc. *	(79,610)	(7,309,789)
BWX Technologies, Inc.	(108,294)	(6,195,500)
Cabot Oil & Gas Corp.	(1,466)	(25,758)
Cantel Medical Corp.	(9,033)	(675,668)
Catalent, Inc. *	(90,922)	(4,333,343)
Charter Communications, Inc., Class A *	(32,040)	(13,204,324)
Cheniere Energy, Inc. *	(164,364)	(10,364,793)
Chevron Corp.	(30,153)	(3,576,146)
CNX Resources Corp. *	(233,376)	(1,694,310)
Cognex Corp.	(131,090)	(6,440,452)
Coherent, Inc. *	(19,815)	(3,045,962)
Concho Resources, Inc.	(59,659)	(4,050,846)
Core Laboratories NV	(2,026)	(94,452)
Corning, Inc.	(1,511)	(43,094)
Covetrus, Inc. *	(116,100)	(1,380,429)
CVS Health Corp.	(5,106)	(322,035)
DaVita, Inc. *	(3,979)	(227,082)
Deere & Co.	(4,208)	(709,805)
Dell Technologies, Inc., Class C *	(45,834)	(2,376,951)
DexCom, Inc. *	(35,801)	(5,342,941)
Discovery, Inc., Class A *	(105,276)	(2,803,500)
Dolby Laboratories, Inc., Class A	(3,435)	(222,038)
Dover Corp.	(930)	(92,591)
Dycom Industries, Inc. *	(54,198)	(2,766,808)
EnerSys	(4,820)	(317,831)
EQT Corp.	(64,395)	(685,163)
Equitrans Midstream Corp.	(461,822)	(6,719,509)
Exact Sciences Corp. *	(66,721)	(6,029,577)
Exxon Mobil Corp.	(38,009)	(2,683,815)
Fastenal Co.	(59,979)	(1,959,514)
Flowserve Corp.	(4,608)	(215,240)
Fox Corp., Class A	(4,106)	(129,483)
GATX Corp.	(4,662)	(361,445)
GCI Liberty, Inc., Class A *	(62,122)	(3,855,913)
General Electric Co.	(427,186)	(3,819,043)
Graco, Inc.	(505)	(23,250)
Granite Construction, Inc.	(170,736)	(5,485,748)
Haemonetics Corp. *	(1,013)	(127,780)
HealthEquity, Inc. *	(38,814)	(2,218,026)
HEICO Corp.	(38,392)	(4,794,393)
Helmerich & Payne, Inc.	(53,038)	(2,125,233)
Hess Corp.	(95,921)	(5,801,302)
IDEX Corp.	(100)	(16,388)
Illinois Tool Works, Inc.	(522)	(81,688)
Illumina, Inc. *	(836)	(254,328)
Insulet Corp. *	(76,472)	(12,612,526)
Intuitive Surgical, Inc. *	(2,513)	(1,356,844)
Ionis Pharmaceuticals, Inc. *	(76,705)	(4,595,397)
IPG Photonics Corp. *	(23,462)	(3,181,447)
Jacobs Engineering Group, Inc.	(49,306)	(4,511,499)
Keysight Technologies, Inc. *	(2,090)	(203,253)
Kinder Morgan, Inc.	(100,518)	(2,071,676)
Laboratory Corp. of America Holdings *	(217)	(36,456)
Liberty Broadband Corp., Class C *	(11,867)	(1,242,119)
Liberty Media Corp.-Liberty SiriusXM, Class C *	(5,016)	(210,471)
Ligand Pharmaceuticals, Inc. *	(10,307)	(1,025,959)
Lions Gate Entertainment Corp., Class A	(30,804)	(284,937)

INVESTMENTS	SHARES	VALUE ($)
United States - (29.9)% (continued)
Littelfuse, Inc.	(13,501)	(2,393,862)
Live Nation Entertainment, Inc. *	(55,565)	(3,686,182)
Lumentum Holdings, Inc. *	(85,535)	(4,581,255)
MasTec, Inc. *	(50,246)	(3,262,473)
Matador Resources Co. *	(249,395)	(4,122,499)
Merck & Co., Inc.	(4,898)	(412,314)
Meredith Corp.	(78,596)	(2,881,329)
Middleby Corp. (The) *	(17,784)	(2,078,950)
Motorola Solutions, Inc.	(5,524)	(941,345)
Murphy Oil Corp.	(96,033)	(2,123,290)
Nabors Industries Ltd.	(441,701)	(825,981)
National Oilwell Varco, Inc.	(78,767)	(1,669,860)
NCR Corp. *	(96,381)	(3,041,784)
Nektar Therapeutics *	(230,671)	(4,201,672)
NetApp, Inc.	(6,159)	(323,409)
NetScout Systems, Inc. *	(121,562)	(2,803,220)
Neurocrine Biosciences, Inc. *	(17,511)	(1,577,916)
New York Times Co. (The), Class A	(110,932)	(3,159,343)
Noble Energy, Inc.	(263,639)	(5,921,332)
Nordson Corp.	(2,632)	(384,956)
NOW, Inc. *	(287,095)	(3,292,980)
Oasis Petroleum, Inc. *	(39,342)	(136,123)
Occidental Petroleum Corp.	(7,447)	(331,168)
ONEOK, Inc.	(72,569)	(5,347,610)
PACCAR, Inc.	(1,581)	(110,686)
Parsley Energy, Inc., Class A	(75,092)	(1,261,546)
Patterson Cos., Inc.	(12,766)	(227,490)
Penumbra, Inc. *	(28,308)	(3,807,143)
Perrigo Co. plc	(13,580)	(758,986)
Premier, Inc., Class A *	(175,015)	(5,061,434)
Prestige Consumer Healthcare, Inc. *	(162,724)	(5,644,896)
Pure Storage, Inc., Class A *	(59,854)	(1,013,927)
Quest Diagnostics, Inc.	(699)	(74,814)
Rockwell Automation, Inc.	(559)	(92,123)
Sage Therapeutics, Inc. *	(55,499)	(7,785,954)
Schlumberger Ltd.	(17,152)	(586,084)
Seattle Genetics, Inc. *	(36,189)	(3,090,541)
Sirius XM Holdings, Inc.	(206,531)	(1,291,851)
STERIS plc	(497)	(71,812)
Stryker Corp.	(350)	(75,705)
Syneos Health, Inc. *	(58,074)	(3,090,118)
SYNNEX Corp.	(4,573)	(516,292)
Targa Resources Corp.	(276,694)	(11,114,797)
Teleflex, Inc.	(3,739)	(1,270,325)
Tenet Healthcare Corp. *	(2,993)	(66,205)
Toro Co. (The)	(9,068)	(664,684)
TransDigm Group, Inc.	(17,320)	(9,018,003)
Transocean Ltd. *	(1,006,021)	(4,496,914)
Trex Co., Inc. *	(70,378)	(6,399,472)
Trimble, Inc. *	(34,888)	(1,354,003)
Trinity Industries, Inc.	(98,064)	(1,929,900)
Ubiquiti, Inc.	(4,479)	(529,687)
Univar Solutions, Inc. *	(95,527)	(1,983,141)
Valaris plc	(271,822)	(1,307,464)
Veeva Systems, Inc., Class A *	(340)	(51,915)
ViaSat, Inc. *	(70,681)	(5,323,693)
Wabtec Corp.	(139,264)	(10,007,510)
Welbilt, Inc. *	(356,575)	(6,011,855)
Western Digital Corp.	(59,808)	(3,566,949)
Williams Cos., Inc. (The)	(258,135)	(6,210,728)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
United States - (29.9)% (continued)
WPX Energy, Inc. *	(144,693)	(1,532,299)
WW Grainger, Inc.	(668)	(198,496)
Xylem, Inc.	(4,029)	(320,789)
Zebra Technologies Corp., Class A *	(2,235)	(461,237)

		(359,575,221)

Zambia - (0.3)%
First Quantum Minerals Ltd.	(500,211)	(4,202,248)

TOTAL COMMON STOCKS (Proceeds $(530,853,407))		(483,004,874)

TOTAL SHORT POSITIONS (Proceeds $(530,853,407))		(483,004,874)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 95.2% (Cost $1,058,141,265)		1,145,996,628
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.8% (k)		58,063,721

NET ASSETS - 100.0%		1,204,060,349

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$(2,450,918)	(0.2)%
Consumer Discretionary	13,263,340	1.1
Consumer Staples	8,209,970	0.7
Energy	(100,491,792)	(8.4)
Financials	12,869,469	1.1
Health Care	40,840,067	3.4
Industrials	71,478,230	5.9
Information Technology	58,598,214	4.9
Materials	(5,636,207)	(0.5)
Real Estate	(372,041)	0.0 (j)
Utilities	39,947,185	3.3
Short-Term Investments	1,009,741,111	83.9

Total Investments In Securities At Value	1,145,996,628	95.2
Other Assets in Excess of Liabilities (k)	58,063,721	4.8

Net Assets	$1,204,060,349	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $412,509,412.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2019 amounted to $(5,259,346), which represents approximately (0.44)% of net assets of the fund.

(c)	All or a portion of this security has been rehypothecated in connection with the Fund’s Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $118,419,206.
(d)	Represents 7-day effective yield as of September 30, 2019.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

(f)	For the period ended September 30, 2019, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/18	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 09/30/19	VALUE AT 09/30/19	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)

Other Affiliates:

SHORT-TERM INVESTMENTS - 27.2%

INVESTMENT COMPANIES - 27.2%
Limited Purpose Cash Investment Fund, 2.01% (a) (Cost $327,202,561)	193,083,657	3,106,109,049	(2,971,929,949)	327,262,757	$327,295,484	$7,278,997	$49,247	$32,081

(a)	Represents 7-day effective yield as of September 30, 2019.

(g)	The rate shown was the effective yield at the date of purchase.
(h)	All or a portion of the security pledged as collateral for futures contracts.
(i)	All or a portion of the security pledged as collateral for swap contracts.
(j)	Represents less than 0.05% of net assets.
(k)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security.

Total return swap contracts outstanding as of September 30, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Swiss Market Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	12/20/2019	CHF	21,616,100	$216,163
MSCI Australia Net Return Index	Decreases in total return of reference entity and pays the BBR plus or minus a specified spread (0.20%)	Increases in total return of reference entity	Monthly	JPMC	12/20/2019	AUD	6,662	29
MSCI Australia Net Return Index	Decreases in total return of reference entity and pays the BBR plus or minus a specified spread (0.20%)	Increases in total return of reference entity	Monthly	JPMC	12/20/2019	AUD	2,135,527	20,159

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.20%)	Increases in total return of reference entity	Monthly	JPMC	12/20/2019	EUR	4,676,050	$66,604
MSCI Japan Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (-0.40%)	Increases in total return of reference entity	Monthly	JPMC	12/20/2019	JPY	5,299,529,580	1,263,842
MSCI Netherlands Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.05%)	Increases in total return of reference entity	Monthly	JPMC	12/20/2019	EUR	265	2
MSCI Netherlands Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.05%)	Increases in total return of reference entity	Monthly	JPMC	12/20/2019	EUR	261,094	4,601
MSCI Spain Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.25%)	Increases in total return of reference entity	Monthly	JPMC	12/20/2019	EUR	126,536	2,095
MSCI Spain Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.25%)	Increases in total return of reference entity	Monthly	JPMC	12/20/2019	EUR	696,027	15,009

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Spain Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.25%)	Increases in total return of reference entity	Monthly	JPMC	12/20/2019	EUR	712,607	$14,370
MSCI Sweden Net Return Index	Decreases in total return of reference entity and pays the STIBOR plus or minus a specified spread (-0.40%)	Increases in total return of reference entity	Monthly	JPMC	12/20/2019	SEK	200,246	226
MSCI United Kingdom Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.16%)	Increases in total return of reference entity	Monthly	JPMC	12/20/2019	GBP	12,064	115

								1,603,215

MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the SIBOR plus or minus a specified spread (0.20%)	Increases in total return of reference entity	Monthly	JPMC	12/20/2019	SGD	5,975	(102)
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the SIBOR plus or minus a specified spread (0.20%)	Increases in total return of reference entity	Monthly	JPMC	12/20/2019	SGD	1,710,217	(13,378)
MSCI Sweden Net Return Index	Decreases in total return of reference entity and pays the STIBOR plus or minus a specified spread (-0.40%)	Increases in total return of reference entity	Monthly	JPMC	12/20/2019	SEK	40,772	(28)

								(13,508)

								$1,589,707

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Long Contracts
Amsterdam Exchange Index	73	10/2019	EUR	$9,232,083	$64,906
CAC 40 10 Euro Index	375	10/2019	EUR	23,199,585	275,546
Hang Seng Index	44	10/2019	HKD	7,309,849	20,190
IBEX 35 Index	50	10/2019	EUR	5,031,482	130,280
MSCI Singapore Index	12	10/2019	SGD	311,905	(739)
OMXS30 Index	410	10/2019	SEK	6,862,800	(10,657)
DAX Index	54	12/2019	EUR	18,261,949	69,724
FTSE 100 Index	385	12/2019	GBP	34,951,771	416,174
FTSE/MIB Index	1	12/2019	EUR	120,254	1,793
S&P 500 E-Mini Index	2,592	12/2019	USD	386,013,601	(3,696,792)
S&P/TSX 60 Index	145	12/2019	CAD	21,803,902	(10,644)
SPI 200 Index	132	12/2019	AUD	14,883,052	37,136
TOPIX Index	5	12/2019	JPY	734,335	10,969

					$(2,692,114)

Forward foreign currency contracts outstanding as of September 30, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)

AUD	5,895,750	USD	3,964,297	CITI	12/18/2019	$24,922
AUD	5,895,750	USD	3,964,302	JPMC	12/18/2019	24,918
CAD	10,016,811	USD	7,540,451	CITI	12/18/2019	30,246
CAD	10,016,804	USD	7,540,455	JPMC	12/18/2019	30,237
GBP	9,322,498	USD	11,423,584	CITI	12/18/2019	76,170
GBP	9,322,500	USD	11,423,601	JPMC	12/18/2019	76,155
HKD	32,854,000	USD	4,190,026	CITI	12/18/2019	4,956
HKD	32,854,000	USD	4,190,031	JPMC	12/18/2019	4,953
ILS	2,404,000	USD	686,740	CITI	12/18/2019	7,754
ILS	2,404,000	USD	686,741	JPMC	12/18/2019	7,754
SGD	2,046,500	USD	1,474,375	CITI	12/18/2019	7,654
SGD	2,046,500	USD	1,474,376	JPMC	12/18/2019	7,652
USD	463,696	AUD	682,000	CITI	12/18/2019	2,236
USD	463,695	AUD	682,000	JPMC	12/18/2019	2,236
USD	108,642	CAD	143,006	CITI	12/18/2019	558
USD	108,633	CAD	142,994	JPMC	12/18/2019	558
USD	5,807,574	CHF	5,670,714	CITI	12/18/2019	85,804
USD	5,807,557	CHF	5,670,704	JPMC	12/18/2019	85,796
USD	26,802,236	EUR	24,056,558	CITI	12/18/2019	421,867
USD	26,802,294	EUR	24,056,563	JPMC	12/18/2019	421,920
USD	1,134,147	JPY	119,358,000	CITI	12/18/2019	23,839
USD	1,134,146	JPY	119,358,000	JPMC	12/18/2019	23,837
USD	1,282,383	NOK	11,521,748	CITI	12/18/2019	14,336
USD	1,282,380	NOK	11,521,737	JPMC	12/18/2019	14,334
USD	14,952	NZD	23,500	CITI	12/18/2019	210
USD	14,952	NZD	23,500	JPMC	12/18/2019	210
USD	105,243	SEK	1,021,119	CITI	12/18/2019	951
USD	105,243	SEK	1,021,120	JPMC	12/18/2019	951

Total unrealized appreciation						1,403,014

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Forward foreign currency contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	5,895,750	USD	4,006,855	CITI	12/18/2019	$(17,635)
AUD	5,895,750	USD	4,006,860	JPMC	12/18/2019	(17,641)
CAD	5,564,900	USD	4,224,261	CITI	12/18/2019	(18,315)
CAD	5,564,895	USD	4,224,262	JPMC	12/18/2019	(18,320)
CHF	12,435,993	USD	12,727,778	CITI	12/18/2019	(179,817)
CHF	12,436,007	USD	12,727,808	JPMC	12/18/2019	(179,833)
DKK	13,432,221	USD	2,014,240	CITI	12/18/2019	(40,533)
DKK	13,432,222	USD	2,014,243	JPMC	12/18/2019	(40,535)
EUR	34,243,496	USD	38,130,047	CITI	12/18/2019	(578,703)
EUR	34,243,505	USD	38,130,104	JPMC	12/18/2019	(578,751)
GBP	5,593,503	USD	6,935,294	CITI	12/18/2019	(35,436)
GBP	5,593,500	USD	6,935,298	JPMC	12/18/2019	(35,445)
JPY	2,876,313,504	USD	27,249,899	CITI	12/18/2019	(493,455)
JPY	2,876,313,497	USD	27,249,933	JPMC	12/18/2019	(493,493)
NOK	6,423,006	USD	715,576	CITI	12/18/2019	(8,681)
NOK	6,422,994	USD	715,575	JPMC	12/18/2019	(8,680)
NZD	455,498	USD	291,226	CITI	12/18/2019	(5,483)
NZD	455,501	USD	291,228	JPMC	12/18/2019	(5,483)
SEK	26,938,504	USD	2,802,673	CITI	12/18/2019	(51,314)
SEK	26,938,497	USD	2,802,676	JPMC	12/18/2019	(51,318)
USD	1,322,910	CAD	1,755,503	CITI	12/18/2019	(3,898)
USD	1,322,903	CAD	1,755,497	JPMC	12/18/2019	(3,900)
USD	848,279	GBP	695,000	CITI	12/18/2019	(9,038)
USD	848,277	GBP	695,000	JPMC	12/18/2019	(9,039)
USD	400,692	HKD	3,142,500	CITI	12/18/2019	(560)
USD	400,691	HKD	3,142,500	JPMC	12/18/2019	(561)
USD	65,470	ILS	229,500	CITI	12/18/2019	(831)
USD	65,470	ILS	229,500	JPMC	12/18/2019	(831)
USD	1,010,013	SGD	1,401,143	CITI	12/18/2019	(4,662)
USD	1,010,011	SGD	1,401,142	JPMC	12/18/2019	(4,663)

Total unrealized depreciation						(2,896,854)

Net unrealized depreciation						$(1,493,840)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total Return Basket Swaps Outstanding at September 30, 2019

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread (-0.25% to 0.33%), which is denominated in USD based on the local currencies of the positions within the swap.	12 months maturity 07/31/2020	$611,778	$(68,404)	$(25,186)	$(93,590)

DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the BBR plus or minus a specified spread (-0.05% to 0.02%), which is denominated in AUD based on the local currencies of the positions within the swap.	61 months maturity 09/21/2021	$73,705,443	$(1,745,040)	$314,783	$(1,430,257)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Australia
AGL Energy Ltd.	258,211	$3,340,465	$(434,606)	30.4%
Aurizon Holdings Ltd.	2,057,530	8,202,030	1,750,484	(122.4)
Beach Energy Ltd.	180,299	307,755	(9,930)	0.7
Bendigo & Adelaide Bank Ltd.	138,508	1,074,688	162,017	(11.3)
BlueScope Steel Ltd.	313,791	2,548,729	(73,907)	5.2
Caltex Australia Ltd.	30,511	542,136	(66,144)	4.6
CIMIC Group Ltd.	159,349	3,385,860	(493,919)	34.5
Evolution Mining Ltd.	240,105	732,557	(42,681)	3.0
Flight Centre Travel Group Ltd.	8,408	270,059	27,253	(1.9)
Fortescue Metals Group Ltd.	237,615	1,414,336	10,264	(0.7)
Harvey Norman Holdings Ltd.	204,832	626,621	63,428	(4.4)
Iluka Resources Ltd.	362,508	1,957,968	(305,152)	21.3
Incitec Pivot Ltd.	164,031	375,644	13,396	(0.9)
Newcrest Mining Ltd.	80,972	1,868,482	785,914	(54.9)
Qantas Airways Ltd.	469,055	1,993,333	156,390	(10.9)
Santos Ltd.	125,825	656,076	65,535	(4.6)
South32 Ltd.	1,360,135	2,398,859	(1,062,275)	74.3
Telstra Corp. Ltd.	1,649,927	3,911,093	(19,478)	1.4
Woodside Petroleum Ltd.	59,098	1,291,122	(95,738)	6.7

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total Return Basket Swaps Outstanding at September 30, 2019 (continued)

Over the Counter (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock

Australia
Alumina Ltd.	(599,534)	$(960,532)	$(4,572)	0.3%
APA Group	(177,410)	(1,374,017)	(424,796)	29.7
Challenger Ltd.	(972,539)	(4,843,346)	2,709,864	(189.5)
Computershare Ltd.	(25,514)	(278,914)	(2,267)	0.2
CSL Ltd.	(25,940)	(4,101,422)	(708,512)	49.5
Origin Energy Ltd.	(56,181)	(302,598)	(17,285)	1.2
Ramsay Health Care Ltd.	(103,547)	(4,536,398)	(159,807)	11.2
REA Group Ltd.	(15,513)	(1,134,113)	(389,853)	27.3
SEEK Ltd.	(510,072)	(7,398,788)	(750,216)	52.5
Sydney Airport	(235,536)	(1,278,063)	(176,133)	12.3
Tabcorp Holdings Ltd.	(66,226)	(216,774)	(14,719)	1.0
Transurban Group	(166,441)	(1,652,337)	(292,908)	20.5
Treasury Wine Estates Ltd.	(36,241)	(454,892)	(73,455)	5.1
Vocus Group Ltd.	(219,731)	(516,606)	(122,877)	8.6
WorleyParsons Ltd.	(148,339)	(1,301,350)	70,054	(4.9)

United States
James Hardie Industries plc	(384,425)	(6,457,480)	(1,818,409)	127.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread (-0.30% to 0.02%), which is denominated in GBP based on the local currencies of the positions within the swap.	111 months maturity 08/19/2022	$256,740,257	$(11,436,034)	$290,283	$(11,145,751)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Australia
BHP Group plc	239,308	$5,111,451	$(228,732)	2.1%
Rio Tinto plc	76,760	3,990,185	(425,513)	3.8

Russia
Evraz plc	874,229	5,031,689	(384,991)	3.5

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total Return Basket Swaps Outstanding at September 30, 2019 (continued)

Over the Counter (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
South Africa
Anglo American plc	181,614	$4,173,851	$(386,136)	3.5%
Investec plc	741,854	3,816,389	(1,249,759)	11.2

Switzerland
Coca-Cola HBC AG	78,609	2,567,410	(16,415)	0.1

United Kingdom
Aggreko plc	219,999	2,247,363	91,243	(0.8)
Aviva plc	382,571	1,878,113	76,182	(0.7)
Barclays plc	2,850,773	5,252,554	(211,602)	1.9
Barratt Developments plc	679,202	5,406,888	306,142	(2.7)
Bellway plc	61,601	2,532,426	339,707	(3.0)
Berkeley Group Holdings plc	103,820	5,330,582	433,726	(3.9)
BT Group plc	2,686,587	5,892,800	(1,783,221)	16.0
Burberry Group plc	283,107	7,562,251	243,213	(2.2)
Centrica plc	5,830,175	5,286,741	(4,814,292)	43.2
Close Brothers Group plc	129,093	2,234,902	(198,160)	1.8
Drax Group plc	904,268	3,070,978	(1,217,089)	10.9
Hays plc	974,742	1,807,046	(27,816)	0.2
Inchcape plc	472,135	3,665,110	(515,357)	4.6
Man Group PLC/Jersey	1,956,953	4,201,423	(9,887)	0.1
Marks & Spencer Group plc	855,478	1,937,633	(163,494)	1.5
Meggitt plc	598,130	4,666,017	643,680	(5.8)
Moneysupermarket.com Group plc	769,887	3,580,381	828,736	(7.4)
Persimmon plc	214,130	5,710,886	333,427	(3.0)
Playtech plc	345,704	1,811,347	(17,341)	0.2
Royal Mail plc	1,702,413	4,420,225	(827,225)	7.4
Tate & Lyle plc	656,797	5,942,123	53,714	(0.5)
Taylor Wimpey plc	1,526,581	3,030,158	(163,409)	1.5
William Hill plc	1,604,549	3,700,968	(1,663,269)	14.9

Short Positions

Common Stock

Germany
TUI AG	(424,910)	(4,934,898)	(753,669)	6.8

United Arab Emirates
NMC Health plc	(394,388)	(13,144,618)	537,705	(4.8)

United Kingdom
Admiral Group plc	(75,385)	(1,960,347)	42,564	(0.4)
ASOS plc	(179,114)	(5,453,622)	1,054,718	(9.5)
Beazley plc	(378,704)	(2,894,257)	(294,169)	2.6
BP plc	(394,862)	(2,499,778)	(12,205)	0.1
easyJet plc	(262,234)	(3,701,098)	(639,216)	5.7
GVC Holdings plc	(564,124)	(5,152,936)	(842,108)	7.6
Hargreaves Lansdown plc	(383,075)	(9,780,691)	(1,833,705)	16.5
HSBC Holdings plc	(673,610)	(5,161,375)	140,500	(1.3)
Informa plc	(348,182)	(3,646,484)	(656,508)	5.9
InterContinental Hotels Group plc	(27,204)	(1,697,677)	751	(0.0)
John Wood Group plc	(1,363,240)	(6,355,579)	3,418,756	(30.7)
Lloyds Banking Group plc	(4,963,773)	(3,290,587)	(195,631)	1.8
Melrose Industries plc	(3,310,494)	(8,201,696)	(1,601,454)	14.4
Micro Focus International plc	(375,852)	(5,281,546)	1,773,472	(15.9)
Ocado Group plc	(485,129)	(7,890,950)	(1,472,831)	13.2
Prudential plc	(173,920)	(3,151,645)	15,576	(0.1)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total Return Basket Swaps Outstanding at September 30, 2019 (continued)

Over the Counter (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United Kingdom (continued)
St James’s Place plc	(617,749)	$(7,430,084)	$287,938	(2.6	) %
Weir Group plc (The)	(280,596)	(4,915,399)	1,506,996	(13.5)
Whitbread plc	(34,532)	(1,822,569)	270,746	(2.4)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HKD/USD 1 Month Forward FX Swap Rate plus or minus a specified spread (-0.20% to 0.02%), which is denominated in HKD based on the local currencies of the positions within the swap.	61 months maturity 01/19/2022	$43,588,233	$(3,228,077)	$(125,840)	$(3,353,917)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Hong Kong
Chow Tai Fook Jewellery Group Ltd.	54,800	$45,235	$(9,447)	0.3%
CK Asset Holdings Ltd.	337,000	2,283,206	(408,600)	12.2
CK Hutchison Holdings Ltd.	46,500	410,508	(59,983)	1.8
Henderson Land Development Co. Ltd.	219,960	1,024,534	37,410	(1.1)
Hysan Development Co. Ltd.	332,000	1,338,831	(269,509)	8.0
Kerry Properties Ltd.	713,500	2,196,944	(231,480)	6.9
Li & Fung Ltd.	7,698,000	875,192	(575,431)	17.2
Melco International Development Ltd.	1,456,000	3,458,936	(941,429)	28.1
New World Development Co. Ltd.	1,853,000	2,406,418	(23,739)	0.7
Sino Land Co. Ltd.	352,000	529,061	(59,615)	1.8
Sun Hung Kai Properties Ltd.	32,500	467,049	(2,657)	0.1
Swire Properties Ltd.	224,400	704,257	(197,967)	5.9
WH Group Ltd.	2,661,500	2,383,528	(229,909)	6.9
Wharf Holdings Ltd. (The)	113,000	246,471	(108,891)	3.2
Wheelock & Co. Ltd.	267,000	1,521,144	(118,957)	3.5
Yue Yuen Industrial Holdings Ltd.	627,500	1,714,382	25,450	(0.8)

Macau
Wynn Macau Ltd.	166,800	325,038	(56,959)	1.7

Short Positions

Common Stock

China
Minth Group Ltd.	(92,000)	(311,826)	5,474	(0.2)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total Return Basket Swaps Outstanding at September 30, 2019 (continued)

Over the Counter (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Hong Kong
AIA Group Ltd.	(568,600)	$(5,362,495)	$(604,368)	18.0%
ASM Pacific Technology Ltd.	(496,900)	(6,062,882)	488,598	(14.6)
Hang Seng Bank Ltd.	(55,600)	(1,198,045)	36,533	(1.1)
Hong Kong & China Gas Co. Ltd.	(216,300)	(421,597)	25,912	(0.8)
MTR Corp. Ltd.	(972,579)	(5,454,378)	(355,277)	10.6
Techtronic Industries Co. Ltd.	(46,500)	(323,649)	(325)	0.0
Wharf Real Estate Investment Co. Ltd.	(124,000)	(677,228)	135,591	(4.0)

Macau
Galaxy Entertainment Group Ltd.	(43,000)	(266,588)	4,333	(0.1)
MGM China Holdings Ltd.	(1,014,000)	(1,578,811)	267,165	(8.0)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the JPY/USD 1 Week Forward FX Swap Rate plus or minus a specified spread (-0.65% to 0.02%), which is denominated in JPY based on the local currencies of the positions within the swap.	99 months maturity 08/19/2021	$797,296,311	$(65,534,316)	$(668,270)	$(66,202,586)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Japan
Astellas Pharma, Inc.	705,900	$10,097,306	$(490,792)	0.7%
Fujitsu Ltd.	75,700	6,084,029	421,978	(0.6)
Haseko Corp.	708,900	8,290,736	(1,011,240)	1.5
Hitachi High-Technologies Corp.	98,500	5,725,824	1,477,311	(2.2)
Hitachi Ltd.	149,600	5,602,551	139,014	(0.2)
Itochu Techno-Solutions Corp.	205,900	5,469,104	1,538,996	(2.3)
Japan Airlines Co. Ltd.	561,600	16,679,194	(4,642,403)	7.0
Kajima Corp.	702,900	9,260,275	(3,418,819)	5.2
Marubeni Corp.	921,000	6,142,120	(217,859)	0.3
Matsumotokiyoshi Holdings Co. Ltd.	179,700	6,594,394	423,863	(0.6)
Mazda Motor Corp.	704,300	6,312,866	(1,021,287)	1.5
Nikon Corp.	560,500	7,031,671	(1,110,855)	1.7
Nippon Express Co. Ltd.	102,500	5,249,720	(457,150)	0.7
Nippon Telegraph & Telephone Corp.	122,600	5,865,639	619,522	(0.9)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total Return Basket Swaps Outstanding at September 30, 2019 (continued)

Over the Counter (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Japan (continued)
Obayashi Corp.	939,600	$9,396,875	$(2,221,651)	3.4%
Otsuka Corp.	172,800	6,915,722	(61,704)	0.1
Shionogi & Co. Ltd.	106,100	5,915,397	(436,092)	0.7
Sojitz Corp.	1,877,800	5,841,606	(1,184,993)	1.8
Sony Corp.	101,400	5,993,568	1,315,385	(2.0)
Taiheiyo Cement Corp.	287,800	7,733,595	(2,024,729)	3.1
Taisei Corp.	248,800	9,682,557	(3,430,309)	5.2
Tokyo Electric Power Co. Holdings, Inc.	1,451,300	7,117,982	(515,531)	0.8
Tosoh Corp.	548,400	7,305,702	(4,475,472)	6.8

Short Positions

Common Stock

Japan
Aeon Co. Ltd.	(349,700)	(6,424,956)	169,964	(0.3)
Asahi Intecc Co. Ltd.	(249,600)	(6,585,342)	(820,305)	1.2
Asics Corp.	(426,300)	(7,311,167)	(844,529)	1.3
CyberAgent, Inc.	(196,300)	(7,566,826)	26,604	(0.0)
Daiichi Sankyo Co. Ltd.	(169,000)	(10,679,008)	(3,659,131)	5.5
FamilyMart Co. Ltd.	(278,500)	(6,804,687)	1,102,816	(1.7)
Fast Retailing Co. Ltd.	(13,900)	(8,292,038)	(1,712,012)	2.6
Kansai Paint Co. Ltd.	(291,400)	(6,811,375)	126,946	(0.2)
Keio Corp.	(117,700)	(7,349,355)	(2,137,291)	3.2
Kikkoman Corp.	(163,400)	(7,839,051)	(1,708,815)	2.6
Kintetsu Group Holdings Co. Ltd.	(109,600)	(5,720,922)	(1,393,260)	2.1
M3, Inc.	(447,700)	(10,834,279)	(2,583,166)	3.9
Marui Group Co. Ltd.	(450,800)	(9,551,265)	(1,590,396)	2.4
MISUMI Group, Inc.	(237,400)	(5,623,619)	100,919	(0.2)
Nippon Paint Holdings Co. Ltd.	(244,800)	(12,803,663)	(4,474,775)	6.8
Nomura Holdings, Inc.	(1,462,600)	(6,217,282)	(546,592)	0.8
Odakyu Electric Railway Co. Ltd.	(272,600)	(6,547,922)	(873,569)	1.3
Pan Pacific International Holdings Corp.	(335,200)	(5,612,051)	(344,800)	0.5
Ricoh Co. Ltd.	(913,900)	(8,268,322)	825,580	(1.2)
Shimano, Inc.	(68,700)	(10,380,842)	(769,326)	1.2
Shiseido Co. Ltd.	(67,300)	(5,401,442)	(509,653)	0.8
Sony Financial Holdings, Inc.	(278,700)	(6,068,422)	(1,107,223)	1.7
Sumitomo Metal Mining Co. Ltd.	(229,800)	(7,176,937)	(813,373)	1.2
Takeda Pharmaceutical Co. Ltd.	(305,700)	(10,490,304)	623,780	(0.9)
Terumo Corp.	(278,800)	(9,021,473)	(1,081,133)	1.6
Toyota Industries Corp.	(95,900)	(5,537,179)	(281,608)	0.4
Yaskawa Electric Corp.	(439,700)	(16,320,428)	(428,747)	0.6

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR or EONIA plus or minus a specified spread (-0.25% to 0.03%), which is denominated in EUR based on the local currencies of the positions within the swap.	1-61 months maturity ranging from 10/17/2019 - 09/13/2024	$207,017,966	$(1,996,923)	$1,941,317	$(55,606)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

France
Air France-KLM	104,502	$1,093,490	$62,184	(111.8)%
Arkema SA	8,760	816,665	(38,203)	68.7
Atos SE	49,709	3,498,984	(828,482)	1489.9
AXA SA	341,442	8,718,307	672,267	(1209.0)
Bouygues SA	10,400	416,486	71,470	(128.5)
Capgemini SE	5,104	601,002	36,098	(64.9)
Carrefour SA	197,972	3,462,979	(166,016)	298.6
Cie de Saint-Gobain	73,390	2,876,354	175,727	(316.0)
CNP Assurances	147,453	2,849,472	(315,820)	568.0
Danone SA	22,823	2,010,289	151,387	(272.2)
Dassault Aviation SA	709	1,002,860	43,095	(77.5)
Electricite de France SA	139,086	1,555,882	(108,104)	194.4
Engie SA	1,388,133	22,657,337	1,685,185	(3030.6)
Eutelsat Communications SA	328,597	6,112,558	(151,142)	271.8
Kering SA	3,118	1,588,885	(28,157)	50.6
L’Oreal SA	8,440	2,360,405	43,549	(78.3)
Natixis SA	375,443	1,555,522	44,214	(79.5)
Orange SA	593,465	9,288,881	564,621	(1015.4)
Peugeot SA	616,966	15,398,694	968,408	(1741.6)
Publicis Groupe SA	70,876	3,487,470	6,079	(10.9)
Renault SA	37,235	2,137,032	(167,777)	301.7
Sanofi	60,965	5,647,358	712,360	(1281.1)
SCOR SE	9,488	391,735	7,985	(14.4)
Societe BIC SA	12,189	818,255	(169,728)	305.2
Sodexo SA	7,333	823,151	(2,625)	4.7
Teleperformance	8,545	1,851,504	392,252	(705.4)
Thales SA	20,314	2,335,113	(18,274)	32.9
TOTAL SA	97,161	5,058,856	(353,809)	636.3
Veolia Environnement SA	85,905	2,176,113	224,969	(404.6)

Luxembourg
SES SA	486,587	8,869,238	(1,039,769)	1869.9

Short Positions

Common Stock

France
Accor SA	(97,093)	(4,047,175)	627,451	(1128.4)
Altran Technologies SA	(361,010)	(5,667,904)	(2,851,280)	5127.6
Bollore SA	(556,390)	(2,303,989)	260,389	(468.3)
Cie Plastic Omnium SA	(66,412)	(1,823,381)	(165,030)	296.8
Edenred	(31,636)	(1,517,572)	(12,732)	22.9
Elior Group SA	(167,803)	(2,228,519)	(21,789)	39.2
EssilorLuxottica SA	(29,183)	(4,207,583)	(899,508)	1617.6
Faurecia SE	(41,513)	(1,967,966)	(115,881)	208.4
Iliad SA	(64,619)	(6,069,056)	2,812,825	(5058.5)
Ingenico Group SA	(91,905)	(8,957,583)	(2,793,889)	5024.4
JCDecaux SA	(88,015)	(2,381,727)	310,059	(557.6)
Orpea	(58,036)	(7,088,161)	(759,967)	1366.7
Remy Cointreau SA	(39,067)	(5,185,969)	(335,321)	603.0
Sartorius Stedim Biotech	(4,515)	(631,526)	16,086	(28.9)
SEB SA	(11,359)	(1,723,978)	55,363	(99.6)
Ubisoft Entertainment SA	(40,526)	(2,921,544)	145,736	(262.1)
Valeo SA	(501,139)	(16,240,430)	(1,022,290)	1838.5

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
France (continued)
Vivendi SA	(23,683)	$(648,032)	$(52,329)	94.1%
Worldline SA	(40,496)	(2,551,111)	131,953	(237.3)

Luxembourg
Eurofins Scientific SE	(14,744)	(6,856,526)	192,463	(346.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-0.35% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	60-61 months maturity ranging from 04/19/2023 - 10/01/2024	$1,314,802,003	$(13,944,259)	$8,001,594	$(5,942,665)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

United States
Allstate Corp. (The)	116,510	$12,662,307	$1,361,970	(22.9)%
Amdocs Ltd.	149,024	9,851,977	7,934	(0.1)
Ameriprise Financial, Inc.	43,224	6,358,250	834,339	(14.0)
Applied Materials, Inc.	197,271	9,843,823	1,646,892	(27.7)
Assured Guaranty Ltd.	246,409	10,955,344	1,593,029	(26.8)
Athene Holding Ltd.	150,435	6,327,296	(424,887)	7.1
Colgate-Palmolive Co.	106,868	7,855,867	771,350	(13.0)
Deckers Outdoor Corp.	64,271	9,470,975	1,754,132	(29.5)
Delta Air Lines, Inc.	104,247	6,004,627	(114,826)	1.9
eBay, Inc.	217,646	8,483,841	1,066,663	(17.9)
Electronic Arts, Inc.	83,037	8,122,679	(600,609)	10.1
Exelon Corp.	261,840	12,649,490	103,390	(1.7)
Intel Corp.	159,298	8,208,626	645,383	(10.9)
International Paper Co.	173,481	7,254,975	(790,761)	13.3
Kimberly-Clark Corp.	83,341	11,838,589	2,016,115	(33.9)
Lam Research Corp.	27,756	6,414,689	1,483,668	(25.0)
MetLife, Inc.	146,072	6,888,756	241,040	(4.1)
Micron Technology, Inc.	144,685	6,199,752	282,674	(4.8)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United States (continued)
Monster Beverage Corp.	114,082	$6,623,601	$(51,965)	0.9%
Norwegian Cruise Line Holdings Ltd.	133,546	6,913,676	228,657	(3.8)
PepsiCo, Inc.	61,059	8,371,189	1,212,079	(20.4)
Reinsurance Group of America, Inc.	55,359	8,850,797	376,995	(6.3)
Skyworks Solutions, Inc.	81,372	6,448,731	(377,338)	6.3
Synchrony Financial	279,370	9,523,723	1,742,190	(29.3)
Tyson Foods, Inc.	107,439	9,254,795	2,521,155	(42.4)
United Airlines Holdings, Inc.	97,189	8,592,479	482,108	(8.1)

Short Positions

Common Stock

United States
Advanced Micro Devices, Inc.	(219,425)	(6,361,131)	271,257	(4.6)
Colony Capital, Inc.	(1,441,714)	(8,679,118)	(98,135)	1.7
Conagra Brands, Inc.	(250,624)	(7,689,144)	(1,996,715)	33.6
First Republic Bank	(75,469)	(7,297,852)	322,061	(5.4)
Global Payments, Inc.	(64,747)	(10,294,773)	(2,751,303)	46.3
International Flavors & Fragrances, Inc.	(79,402)	(9,741,831)	306,207	(5.2)
Knight-Swift Transportation Holdings, Inc.	(167,997)	(6,098,291)	(534,160)	9.0
Macquarie Infrastructure Corp.	(196,418)	(7,752,618)	327,439	(5.5)
McCormick & Co., Inc. (Non-Voting)	(50,423)	(7,881,115)	(1,823,407)	30.7
MongoDB, Inc.	(52,130)	(6,280,622)	1,174,522	(19.8)
National Fuel Gas Co.	(125,133)	(5,871,240)	555,596	(9.3)
New York Community Bancorp, Inc.	(816,799)	(10,250,827)	(1,436,082)	24.2
NiSource, Inc.	(268,002)	(8,018,620)	(765,598)	12.9
Pinnacle Financial Partners, Inc.	(118,958)	(6,750,866)	(27,913)	0.5
Sempra Energy	(123,978)	(18,300,393)	(4,105,729)	69.1
Southwest Gas Holdings, Inc.	(82,478)	(7,508,797)	(1,537,695)	25.9
Stericycle, Inc.	(127,363)	(6,486,598)	831,024	(14.0)
Sterling Bancorp	(408,409)	(8,192,685)	959,962	(16.2)
Tesla, Inc.	(39,986)	(9,631,428)	(717,283)	12.1
Tiffany & Co.	(82,984)	(7,686,808)	(670,860)	11.3
Twilio, Inc.	(59,325)	(6,523,377)	1,241,863	(20.9)
United Bankshares, Inc.	(192,106)	(7,275,054)	(680,307)	11.4
VEREIT, Inc.	(1,456,335)	(14,242,956)	(4,195,553)	70.6
World Wrestling Entertainment, Inc.	(95,345)	(6,783,797)	106,238	(1.8)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Swiss Average Rate Overnight (“SARON”) plus or minus a specified spread (-1.25% to 0.35%), which is denominated in CHF based on the local currencies of the positions within the swap.	8-27 months maturity 05/12/2020	$110,275,485	$(3,384,079)	$(62,022)	$(3,446,101)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Austria
ams AG	26,506	$1,182,739	$(21,868)	0.6%

Switzerland
Adecco Group AG (Registered)	152,323	8,429,221	(1,660,213)	48.2
Georg Fischer AG (Registered)	266	230,586	(110,395)	3.2
Helvetia Holding AG (Registered)	14,060	1,940,514	297,286	(8.6)
LafargeHolcim Ltd. (Registered)	6,469	318,558	816	(0.0)
Nestle SA (Registered)	94,882	10,290,384	761,065	(22.1)
Novartis AG (Registered)	63,892	5,544,994	238,194	(6.9)
Roche Holding AG	49,614	14,445,846	1,000,625	(29.0)
Sonova Holding AG (Registered)	19,854	4,619,645	696,645	(20.2)
Swiss Life Holding AG (Registered)	3,629	1,735,026	392,576	(11.4)
UBS Group AG (Registered)	297,405	3,376,868	(37,760)	1.1
Zurich Insurance Group AG	1,257	481,441	48,855	(1.4)

Short Positions

Common Stock

Switzerland
Chocoladefabriken Lindt & Spruengli AG	(495)	(3,655,917)	(865,577)	25.1
Cie Financiere Richemont SA (Registered)	(58,573)	(4,292,561)	71,688	(2.1)
Clariant AG (Registered)	(44,029)	(857,582)	(90,605)	2.6
EMS-Chemie Holding AG (Registered)	(2,146)	(1,337,166)	(100,945)	2.9
Givaudan SA (Registered)	(679)	(1,895,104)	(175,409)	5.1
Idorsia Ltd.	(145,233)	(3,572,887)	(700,668)	20.3
Julius Baer Group Ltd.	(79,986)	(3,542,653)	(282,156)	8.2
Lonza Group AG (Registered)	(37,087)	(12,550,648)	(561,164)	16.3
Schindler Holding AG	(7,364)	(1,647,970)	(8,959)	0.3
Sika AG (Registered)	(51,094)	(7,475,658)	(180,672)	5.2
Straumann Holding AG (Registered)	(5,504)	(4,501,991)	(73,434)	2.1
Vifor Pharma AG	(77,267)	(12,349,526)	(2,022,004)	58.7

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Copenhagen Interbank Offered Rate (“CIBOR”) plus or minus a specified spread (-0.35% to 0.35%), which is denominated in DKK based on the local currencies of the positions within the swap.	9-24 months maturity 02/12/2020	$77,477,191	$(879,234)	$140,695	$(738,539)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Denmark
Carlsberg A/S	57,204	$8,453,497	$2,227,886	(301.7)%
GN Store Nord A/S	192,144	7,788,844	1,591,287	(215.5)
H Lundbeck A/S	154,008	5,105,773	(1,863,463)	252.3
Novo Nordisk A/S	79,208	4,093,167	372,112	(50.4)
Orsted A/S	42,971	3,994,526	1,246,444	(168.8)
Pandora A/S	232,493	9,330,114	(1,372,814)	185.9
Rockwool International A/S	14,812	2,961,656	(669,790)	90.7

Short Positions

Common Stock

Denmark
AP Moller - Maersk A/S	(8,938)	(10,103,811)	474,579	(64.3)
Chr Hansen Holding A/S	(56,655)	(4,799,457)	241,895	(32.8)
Dfds A/S	(49,174)	(1,783,810)	219,985	(29.8)
Drilling Co. of 1972 A/S (The)	(1,702)	(95,387)	49,225	(6.7)
DSV A/S	(28,888)	(2,745,806)	(150,687)	20.4
FLSmidth & Co. A/S	(7,645)	(332,569)	11,596	(1.6)
Genmab A/S	(69,450)	(14,111,104)	(3,236,965)	438.3
Novozymes A/S	(42,264)	(1,777,670)	(20,524)	2.8

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA plus or minus a specified spread (-7.25% to 0.35%), which is denominated in EUR based on the local currencies of the positions within the swap.	3-24 months maturity 12/17/2019	$455,298,426	$(4,057,635)	$609,150	$(3,448,485)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Belgium
Ageas	277,877	$15,404,144	$2,756,282	(79.9)%
UCB SA	108,453	7,868,521	(71,860)	2.1

Finland
Neste OYJ	377,194	12,479,325	4,112,389	(119.3)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Finland (continued)
UPM-Kymmene OYJ	144,720	$4,273,384	$(460,049)	13.3%

Germany
adidas AG	11,514	3,583,959	202,100	(5.9)
Allianz SE (Registered)	51,478	11,982,635	1,166,605	(33.8)
Covestro AG	114,975	5,689,201	(4,301,635)	124.7
Deutsche Lufthansa AG (Registered)	590,476	9,373,900	(7,994,185)	231.8
Deutsche Telekom AG (Registered)	324,055	5,435,376	171,715	(5.0)
E.ON SE	1,511,006	14,690,917	(886,019)	25.7
HOCHTIEF AG	40,817	4,651,514	(634,491)	18.4
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	31,158	8,048,047	619,701	(18.0)
ProSiebenSat.1 Media SE	368,261	5,072,922	(489,650)	14.2
Rheinmetall AG	57,310	7,249,301	445,943	(12.9)
Volkswagen AG (Preference)	34,216	5,819,639	(9,842)	0.3

Netherlands
ASM International NV	66,133	6,084,367	1,657,595	(48.1)
ASR Nederland NV	209,815	7,742,085	(54,017)	1.6
Koninklijke Ahold Delhaize NV	871,959	21,805,643	3,421,656	(99.2)
NN Group NV	141,699	5,021,612	(418,864)	12.1
Signify NV	246,270	6,768,139	(1,942,062)	56.3

Spain
Banco Bilbao Vizcaya Argentaria SA	1,082,392	5,634,374	217,245	(6.3)
Enagas SA	138,685	3,205,912	145,257	(4.2)
Endesa SA	555,004	14,599,768	3,990,292	(115.7)
Iberdrola SA	918,738	9,549,152	2,192,002	(63.6)
Mapfre SA	1,885,826	5,079,017	(569,216)	16.5
Naturgy Energy Group SA	278,443	7,385,080	239,878	(7.0)
Red Electrica Corp. SA	480,615	9,735,211	33,979	(1.0)
Telefonica SA	840,519	6,422,527	449,593	(13.0)

United Kingdom
Dialog Semiconductor plc	146,089	6,918,900	1,933,907	(56.1)

Short Positions

Common Stock

Belgium
Anheuser-Busch InBev SA/NV	(51,888)	(4,938,676)	(672,501)	19.5
Umicore SA	(289,936)	(10,954,723)	285,974	(8.3)

Finland
Huhtamaki OYJ	(97,145)	(3,870,287)	(583,317)	16.9
Outokumpu OYJ	(1,473,607)	(3,880,810)	2,145,727	(62.2)

Germany
1&1 Drillisch AG	(106,215)	(3,310,922)	856,413	(24.8)
Delivery Hero SE	(169,225)	(7,512,806)	(814,049)	23.6
Deutsche Bank AG (Registered)	(2,029,693)	(15,166,204)	4,891,882	(141.9)
GEA Group AG	(173,880)	(4,690,895)	2,037,278	(59.1)
RWE AG	(202,239)	(6,320,491)	(1,369,961)	39.7
Sartorius AG (Preference)	(18,449)	(3,363,443)	(341,019)	9.9
thyssenkrupp AG	(1,218,768)	(16,864,878)	(61,684)	1.8
United Internet AG (Registered)	(185,964)	(6,626,747)	(31,785)	0.9
Zalando SE	(186,090)	(8,496,718)	(1,512,362)	43.9

Netherlands
Altice Europe NV	(1,332,620)	(6,966,449)	(2,655,274)	77.0
OCI NV	(139,856)	(3,298,572)	(394,978)	11.5
SBM Offshore NV	(370,185)	(6,138,961)	(428,759)	12.4

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Spain
Bankia SA	(2,383,732)	$(4,497,733)	$5,024,018	(145.7	) %
Cellnex Telecom SA	(344,175)	(14,215,649)	(5,895,755)	171.0
Ferrovial SA	(376,547)	(10,879,658)	(3,882,697)	112.6
Grifols SA	(376,674)	(11,103,637)	(1,638,002)	47.5

United States
QIAGEN NV	(196,316)	(6,429,090)	(636,405)	18.5

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Norway Interbank Offered Rate (“NIBOR”) plus or minus a specified spread (-0.35% to 0.35%), which is denominated in NOK based on the local currencies of the positions within the swap.	9-24 months maturity 02/12/2020	$33,675,863	$(2,619,129)	$(55,940)	$(2,675,069)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Norway
Equinor ASA	431,473	$8,173,040	$(1,617,961)	60.5%
Leroy Seafood Group ASA	464,898	2,828,091	133,898	(5.0)
Orkla ASA	59,314	539,717	41,438	(1.5)
Salmar ASA	113,346	4,976,166	374,928	(14.0)
Telenor ASA	24,234	486,228	10,462	(0.4)

Short Positions

Common Stock

France
Adevinta ASA	(74,968)	(866,067)	(394,096)	14.7

Norway
Gjensidige Forsikring ASA	(50,843)	(1,008,339)	(152,216)	5.7
Norsk Hydro ASA	(451,093)	(1,588,378)	(103,427)	3.9
Schibsted ASA	(104,370)	(3,088,679)	(911,251)	34.1
Yara International ASA	(113,774)	(4,905,351)	(628,580)	23.5

United Kingdom
Subsea 7 SA	(507,106)	(5,215,807)	627,676	(23.5)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the STIBOR plus or minus a specified spread (-1.00% to 0.35%), which is denominated in SEK based on the local currencies of the positions within the swap.	6-24 months maturity 02/12/2020	$62,838,962	$(3,312,551)	$(27,168)	$(3,339,719)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Malta
Kindred Group plc	524,907	$3,063,666	$(3,113,197)	93.2%

Sweden
Boliden AB	111,224	2,554,433	(595,567)	17.8
Electrolux AB	252,787	5,988,589	334,490	(10.0)
Essity AB	284,733	8,308,059	1,046,437	(31.3)
Fingerprint Cards AB	160,133	324,396	113,180	(3.4)
Modern Times Group MTG AB	28,256	234,127	(72,856)	2.2
Sandvik AB	111,536	1,736,388	57,975	(1.7)
Securitas AB	72,182	1,105,326	56,531	(1.7)
Skanska AB	34,094	690,238	132,329	(4.0)
Swedish Match AB	66,450	2,748,240	288,502	(8.6)
Swedish Orphan Biovitrum AB	306,782	4,693,381	(1,524,650)	45.7
Telefonaktiebolaget LM Ericsson	78,364	625,841	(36,052)	1.1
Telia Co. AB	114,659	512,927	43,853	(1.3)
Volvo AB	170,459	2,392,073	(127,455)	3.8

Short Positions

Common Stock

Colombia
Millicom International Cellular SA	(57,522)	(2,791,366)	493,314	(14.8)

Sweden
BillerudKorsnas AB	(212,689)	(2,299,744)	265,195	(7.9)
Epiroc AB	(58,920)	(638,112)	(60,907)	1.8
Getinge AB	(111,858)	(1,563,556)	(411,078)	12.3
Hennes & Mauritz AB	(23,066)	(447,120)	(6,305)	0.2
Hexagon AB	(18,127)	(873,179)	(4,022)	0.1
Hexpol AB	(236,396)	(1,814,438)	6,324	(0.2)
Husqvarna AB	(389,819)	(2,964,523)	165,594	(5.0)
Saab AB	(103,040)	(2,956,121)	182,350	(5.5)
Svenska Cellulosa AB SCA	(232,007)	(2,067,382)	(194,387)	5.8
Svenska Handelsbanken AB	(445,817)	(4,170,655)	383,873	(11.5)
Tele2 AB	(354,689)	(5,275,082)	(736,022)	22.0

See notes to Schedules of Investments.

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 104.3%

INVESTMENT COMPANIES - 19.9%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 1.79% (1)(a)(b)	213,653,524	213,653,524
Limited Purpose Cash Investment Fund, 2.01% (1)(a)(c)	743,787,441	743,861,820
UBS Select Treasury Preferred Fund, Class I, 1.91% (1)(a)	12,608,073	12,608,073

TOTAL INVESTMENT COMPANIES (Cost $970,002,164)		970,123,417

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 84.4%
U.S. Treasury Bills
2.41%, 10/3/2019 (d)	384,546,000	384,511,018
2.42%, 10/10/2019 (d)(e)	139,028,000	138,966,566
2.42%, 10/17/2019 (d)	31,609,000	31,584,099
2.43%, 10/24/2019 (d)	258,345,000	258,049,141
2.42%, 10/31/2019 (d)	57,591,000	57,506,413
2.37%, 11/21/2019 (d)	44,557,000	44,443,758
2.35%, 11/29/2019 (d)	76,151,000	75,924,794
2.28%, 12/5/2019 (d)	2,387,000	2,379,306
2.10%, 12/12/2019 (d)(e)	236,174,000	235,334,796
2.15%, 12/19/2019 (d)(f)	86,379,000	86,051,972
2.06%, 1/2/2020 (d)(e)	315,060,000	313,586,209

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 84.4% (continued)
2.10%, 1/9/2020 (d)(f)	74,855,000	74,480,413
2.03%, 1/16/2020 (d)(e)	30,653,000	30,489,978
2.03%, 1/23/2020 (d)(f)	52,454,000	52,156,092
2.06%, 1/30/2020 (d)(e)	150,403,000	149,503,172
1.97%, 2/6/2020 (d)(f)	148,276,000	147,330,988
1.91%, 2/13/2020 (d)(e)	32,910,000	32,690,943
1.86%, 2/20/2020 (d)(f)	146,276,000	145,243,210
1.86%, 2/27/2020 (d)(f)	369,516,000	366,782,225
1.84%, 3/5/2020 (d)(f)	412,669,000	409,481,474
1.84%, 3/12/2020 (d)(f)	295,110,000	292,714,875
1.89%, 3/19/2020 (d)(e)	175,519,000	174,022,945
1.88%, 3/26/2020 (d)(e)	239,104,000	237,014,379
1.81%, 4/2/2020 (d)	384,546,000	381,018,406

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,119,934,841)		4,121,267,172

TOTAL SHORT-TERM INVESTMENTS (Cost $5,089,937,005)		5,091,390,589

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 104.3% (Cost $5,089,937,005)		5,091,390,589

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.3)% (g)		(209,417,112)

NET ASSETS - 100.0%		4,881,973,477

(a)	Represents 7-day effective yield as of September 30, 2019.
(b)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c)	For the period ended September 30, 2019, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/18	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 09/30/19	VALUE AT 09/30/19	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)

Other Affiliates:

SHORT-TERM INVESTMENTS - 15.2%

INVESTMENT COMPANIES - 15.2%
Limited Purpose Cash Investment Fund, 2.01% (a) (Cost $743,740,567)	548,985,680	8,897,511,496	(8,702,709,735)	743,787,441	$743,861,820	$10,103,664	$27,979	$55,714

(a)	Represents 7-day effective yield as of September 30, 2019.

(d)	The rate shown was the effective yield at the date of purchase.
(e)	All or a portion of the security pledged as collateral for futures contracts.
(f)	All or a portion of the security pledged as collateral for swap and futures contracts.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security.

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Total return swap contracts outstanding as of September 30, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/08/2019	USD	(8,029,560)	$581,844
Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/08/2019	USD	(6,660,885)	504,915
Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/08/2019	USD	(2,159,465)	167,729
Hang Seng Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	10/30/2019	HKD	(1,065,117,800)	219,678
iBovespa Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/16/2019	BRL	128,795,275	495,529
iBovespa Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	10/16/2019	BRL	53,095,195	77,630
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/04/2019	USD	23,131,990	1,642,562
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/25/2019	USD	69,807,300	421,547
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/22/2019	USD	1,294,300	190
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/22/2019	USD	(5,628,700)	288,757
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/22/2019	USD	(201,820,500)	7,535,750
Swiss Market Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	12/20/2019	CHF	51,878,640	361,745

								12,297,876

Coffee ‘C’ December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/08/2019	USD	(11,417,306)	(74,104)
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/22/2019	USD	(111,899,200)	(6,986,949)
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/22/2019	USD	(9,079,200)	(588,852)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/08/2019	USD	1,307,845	(99,350)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

KC HRW Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/22/2019	USD	(41,500)	$(432)
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	12/12/2019	KRW	89,167,287,500	(284,746)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/04/2019	USD	(23,131,990)	(1,063,742)
Live Cattle December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	12/06/2019	USD	(71,915,600)	(4,448,171)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/25/2019	USD	(86,568,300)	(2,246,381)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	10/25/2019	USD	(78,776,700)	(2,092,887)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/22/2019	USD	56,557,900	(4,584,803)
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	11/22/2019	USD	(7,494,900)	(101,460)
Soybean Oil December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/22/2019	USD	23,973,552	(25,784)
Soybean Oil December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/22/2019	USD	(26,712,888)	(889,003)
TAIEX Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/16/2019	TWD	75,761,000	(10,573)
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/22/2019	USD	(17,004,225)	(815,738)
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/22/2019	USD	(15,764,850)	(413,995)

								(24,726,970)

								$(12,429,094)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Long Contracts
Amsterdam Exchange Index	314	10/2019	EUR	$39,710,606	$277,536
CAC 40 10 Euro Index	6,191	10/2019	EUR	383,009,690	4,419,509
IBEX 35 Index	392	10/2019	EUR	39,446,816	834,216
LME Aluminum Base Metal	1	10/2019	USD	42,559	(2,188)
LME Aluminum Base Metal	2	10/2019	USD	85,554	(5,777)
LME Aluminum Base Metal	3	10/2019	USD	127,805	(7,621)
LME Aluminum Base Metal	4	10/2019	USD	170,150	(8,962)
LME Aluminum Base Metal	5	10/2019	USD	213,948	(13,738)
LME Aluminum Base Metal	5	10/2019	USD	213,820	(13,463)
LME Aluminum Base Metal	6	10/2019	USD	255,290	(11,878)
LME Aluminum Base Metal	6	10/2019	USD	255,675	(14,943)
LME Aluminum Base Metal	13	10/2019	USD	557,096	(32,818)
LME Aluminum Base Metal	13	10/2019	USD	557,261	(29,402)
LME Aluminum Base Metal	14	10/2019	USD	597,475	(43,159)
LME Aluminum Base Metal	15	10/2019	USD	639,349	(49,731)
LME Aluminum Base Metal	18	10/2019	USD	771,134	(40,945)
LME Aluminum Base Metal	20	10/2019	USD	855,025	(61,576)
LME Aluminum Base Metal	23	10/2019	USD	981,813	(78,666)
LME Aluminum Base Metal	23	10/2019	USD	981,956	(75,834)
LME Aluminum Base Metal	43	10/2019	USD	1,833,262	(134,150)
LME Aluminum Base Metal	46	10/2019	USD	1,964,200	(167,535)
LME Copper Base Metal	2	10/2019	USD	285,513	(14,093)
LME Copper Base Metal	2	10/2019	USD	285,313	(14,860)
LME Copper Base Metal	2	10/2019	USD	285,688	(11,418)
LME Copper Base Metal	3	10/2019	USD	428,494	(19,115)
LME Copper Base Metal	3	10/2019	USD	427,969	(17,986)
LME Copper Base Metal	4	10/2019	USD	571,075	(27,498)
LME Copper Base Metal	5	10/2019	USD	713,281	(47,155)
LME Copper Base Metal	5	10/2019	USD	713,344	(35,671)
LME Copper Base Metal	5	10/2019	USD	713,719	(34,940)
LME Copper Base Metal	6	10/2019	USD	856,913	(37,555)
LME Copper Base Metal	10	10/2019	USD	1,427,313	(82,727)
LME Copper Base Metal	11	10/2019	USD	1,568,394	(70,926)
LME Copper Base Metal	13	10/2019	USD	1,852,978	(37,098)
LME Copper Base Metal	14	10/2019	USD	1,993,338	(78,266)
LME Copper Base Metal	19	10/2019	USD	2,705,667	(87,865)
LME Copper Base Metal	22	10/2019	USD	3,135,319	(128,446)
LME Copper Base Metal	24	10/2019	USD	3,421,416	(110,105)
LME Nickel Base Metal	1	10/2019	USD	103,309	27,676
LME Nickel Base Metal	3	10/2019	USD	309,978	87,311
LME Nickel Base Metal	7	10/2019	USD	723,047	181,374
LME Nickel Base Metal	12	10/2019	USD	1,239,610	329,790
LME Nickel Base Metal	13	10/2019	USD	1,343,082	400,024
LME Nickel Base Metal	17	10/2019	USD	1,756,440	511,837
LME Nickel Base Metal	18	10/2019	USD	1,853,496	300,656
LME Nickel Base Metal	19	10/2019	USD	1,958,178	311,962
LME Nickel Base Metal	19	10/2019	USD	1,957,152	352,899
LME Nickel Base Metal	19	10/2019	USD	1,956,810	327,966
LME Nickel Base Metal	20	10/2019	USD	2,061,600	345,013
LME Nickel Base Metal	20	10/2019	USD	2,061,960	343,460
LME Nickel Base Metal	22	10/2019	USD	2,271,258	492,817

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Long Contracts (continued)
LME Nickel Base Metal	23	10/2019	USD	$2,373,462	$437,766
LME Nickel Base Metal	27	10/2019	USD	2,785,428	481,899
LME Nickel Base Metal	38	10/2019	USD	3,915,672	705,091
LME Nickel Base Metal	38	10/2019	USD	3,924,792	914,725
LME Nickel Base Metal	60	10/2019	USD	6,188,040	880,233
LME Zinc Base Metal	3	10/2019	USD	181,613	(2,880)
LME Zinc Base Metal	4	10/2019	USD	242,550	415
LME Zinc Base Metal	5	10/2019	USD	303,938	(714)
LME Zinc Base Metal	6	10/2019	USD	364,676	7,323
LME Zinc Base Metal	6	10/2019	USD	363,675	(5,083)
LME Zinc Base Metal	7	10/2019	USD	424,638	2,245
LME Zinc Base Metal	8	10/2019	USD	486,300	(6,876)
LME Zinc Base Metal	9	10/2019	USD	546,563	(3,588)
LME Zinc Base Metal	9	10/2019	USD	544,613	(10,770)
LME Zinc Base Metal	9	10/2019	USD	544,388	(2,569)
LME Zinc Base Metal	9	10/2019	USD	546,487	(10,185)
LME Zinc Base Metal	9	10/2019	USD	546,937	14,673
LME Zinc Base Metal	10	10/2019	USD	607,875	6,352
LME Zinc Base Metal	10	10/2019	USD	607,625	8,221
LME Zinc Base Metal	13	10/2019	USD	789,263	(6,295)
LME Zinc Base Metal	13	10/2019	USD	789,750	(12,307)
LME Zinc Base Metal	13	10/2019	USD	787,638	(4,368)
LME Zinc Base Metal	26	10/2019	USD	1,578,525	(24,107)
MSCI Singapore Index	125	10/2019	SGD	3,249,014	(3,855)
MSCI Taiwan Index	2,323	10/2019	USD	94,569,330	892,154
Natural Gas	1,219	10/2019	USD	28,402,700	(2,360,637)
OMXS30 Index	1,701	10/2019	SEK	28,472,252	(82,578)
SGX FTSE China A50 Index	2,160	10/2019	USD	29,354,400	(385,929)
LME Aluminum Base Metal	1	11/2019	USD	43,056	(1,521)
LME Aluminum Base Metal	3	11/2019	USD	129,035	(4,662)
LME Aluminum Base Metal	3	11/2019	USD	129,131	(4,515)
LME Aluminum Base Metal	3	11/2019	USD	129,131	(5,690)
LME Aluminum Base Metal	4	11/2019	USD	172,175	(6,803)
LME Aluminum Base Metal	5	11/2019	USD	215,340	(5,825)
LME Aluminum Base Metal	5	11/2019	USD	215,645	(5,445)
LME Aluminum Base Metal	6	11/2019	USD	258,134	(6,882)
LME Aluminum Base Metal	10	11/2019	USD	430,330	(14,067)
LME Aluminum Base Metal	13	11/2019	USD	558,093	(15,814)
LME Aluminum Base Metal	13	11/2019	USD	558,262	(16,132)
LME Aluminum Base Metal	13	11/2019	USD	557,430	(22,733)
LME Aluminum Base Metal	17	11/2019	USD	733,605	(9,414)
LME Aluminum Base Metal	22	11/2019	USD	945,313	(29,490)
LME Copper Base Metal	2	11/2019	USD	285,713	(9,542)
LME Copper Base Metal	3	11/2019	USD	428,756	1,055
LME Copper Base Metal	4	11/2019	USD	571,625	3,841
LME Copper Base Metal	9	11/2019	USD	1,286,663	9,616
LME Copper Base Metal	10	11/2019	USD	1,429,688	(9,228)
LME Copper Base Metal	12	11/2019	USD	1,715,589	(12,794)
LME Copper Base Metal	15	11/2019	USD	2,144,033	(22,859)
LME Copper Base Metal	22	11/2019	USD	3,145,175	(27,995)
LME Copper Base Metal	25	11/2019	USD	3,573,125	(8,707)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Long Contracts (continued)
LME Copper Base Metal	27	11/2019	USD	$3,859,650	$(12,655)
LME Copper Base Metal	27	11/2019	USD	3,859,738	(48,713)
LME Copper Base Metal	28	11/2019	USD	4,003,650	10,941
LME Copper Base Metal	49	11/2019	USD	7,002,100	23,195
LME Copper Base Metal	57	11/2019	USD	8,148,692	(43,985)
LME Nickel Base Metal	1	11/2019	USD	102,600	8,607
LME Nickel Base Metal	1	11/2019	USD	102,689	6,566
LME Nickel Base Metal	1	11/2019	USD	102,835	8,779
LME Nickel Base Metal	1	11/2019	USD	102,630	7,891
LME Nickel Base Metal	2	11/2019	USD	205,553	16,859
LME Nickel Base Metal	2	11/2019	USD	205,320	15,234
LME Nickel Base Metal	3	11/2019	USD	308,417	25,061
LME Nickel Base Metal	3	11/2019	USD	307,689	9,504
LME Nickel Base Metal	4	11/2019	USD	411,600	52,257
LME Nickel Base Metal	5	11/2019	USD	513,737	31,744
LME Nickel Base Metal	5	11/2019	USD	514,320	42,137
LME Nickel Base Metal	11	11/2019	USD	1,132,098	151,334
LME Nickel Base Metal	17	11/2019	USD	1,750,218	286,656
LME Zinc Base Metal	1	11/2019	USD	60,325	3,801
LME Zinc Base Metal	2	11/2019	USD	120,575	8,575
LME Zinc Base Metal	2	11/2019	USD	120,492	8,136
LME Zinc Base Metal	2	11/2019	USD	120,409	7,738
LME Zinc Base Metal	2	11/2019	USD	120,145	7,239
LME Zinc Base Metal	3	11/2019	USD	181,298	7,051
LME Zinc Base Metal	4	11/2019	USD	241,770	9,103
LME Zinc Base Metal	4	11/2019	USD	241,570	12,247
LME Zinc Base Metal	4	11/2019	USD	241,650	13,688
LME Zinc Base Metal	7	11/2019	USD	423,238	3,464
LME Zinc Base Metal	8	11/2019	USD	482,980	27,593
LME Zinc Base Metal	9	11/2019	USD	540,248	31,971
LME Zinc Base Metal	11	11/2019	USD	664,208	38,011
100 oz Gold	3,704	12/2019	USD	545,562,160	11,877,380
Australia 10 Year Bond	1,602	12/2019	AUD	159,324,355	1,577,515
Australia 3 Year Bond	22,914	12/2019	AUD	1,789,252,113	6,668,169
Canada 10 Year Bond	155	12/2019	CAD	16,683,398	(131,809)
Cocoa	317	12/2019	USD	7,741,140	(90,704)
Cocoa	943	12/2019	GBP	22,226,956	572,198
DAX Index	123	12/2019	EUR	41,596,661	97,492
DJIA CBOT E-Mini Index	1,336	12/2019	USD	179,698,680	(1,526,857)
EURO STOXX 50 Index	10,376	12/2019	EUR	402,046,364	5,056,661
Euro-Bobl	6,895	12/2019	EUR	1,019,437,579	(7,387,580)
Euro-BTP	245	12/2019	EUR	38,944,785	49,467
Euro-Bund	1,048	12/2019	EUR	199,040,127	(2,259,730)
Euro-Buxl	47	12/2019	EUR	11,142,014	53,396
Euro-OAT	538	12/2019	EUR	99,868,608	(998,007)
Euro-Schatz	10,719	12/2019	EUR	1,312,370,925	(3,443,146)
FTSE 100 Index	1,687	12/2019	GBP	153,152,306	1,284,447
FTSE/MIB Index	463	12/2019	EUR	55,677,686	730,910
Japan 10 Year Bond	286	12/2019	JPY	410,041,341	318,810
KOSPI 200 Index	648	12/2019	KRW	37,129,373	(211,474)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Long Contracts (continued)
LME Aluminum Base Metal	1	12/2019	USD	$43,239	$(1,239)
LME Aluminum Base Metal	4	12/2019	USD	172,967	(7,738)
LME Aluminum Base Metal	6	12/2019	USD	259,358	(6,835)
LME Aluminum Base Metal	7	12/2019	USD	302,904	(13,126)
LME Aluminum Base Metal	12	12/2019	USD	518,571	(8,864)
LME Aluminum Base Metal	12	12/2019	USD	518,277	(6,608)
LME Aluminum Base Metal	25	12/2019	USD	1,080,519	(31,430)
LME Aluminum Base Metal	28	12/2019	USD	1,211,525	(65,798)
LME Aluminum Base Metal	29	12/2019	USD	1,248,813	(54,461)
LME Aluminum Base Metal	42	12/2019	USD	1,808,363	(62,861)
LME Aluminum Base Metal	50	12/2019	USD	2,163,125	(91,193)
LME Aluminum Base Metal	54	12/2019	USD	2,324,025	(7,584)
LME Aluminum Base Metal	73	12/2019	USD	3,147,213	(128,878)
LME Aluminum Base Metal	96	12/2019	USD	4,147,200	(179,391)
LME Aluminum Base Metal	128	12/2019	USD	5,510,400	(141,428)
LME Aluminum Base Metal	142	12/2019	USD	6,112,213	(74,056)
LME Copper Base Metal	1	12/2019	USD	143,044	(1,609)
LME Copper Base Metal	2	12/2019	USD	286,100	757
LME Copper Base Metal	2	12/2019	USD	286,175	(4,214)
LME Copper Base Metal	3	12/2019	USD	429,272	(6,787)
LME Copper Base Metal	4	12/2019	USD	572,323	(3,505)
LME Copper Base Metal	4	12/2019	USD	572,500	(4,002)
LME Copper Base Metal	6	12/2019	USD	858,582	(30,679)
LME Copper Base Metal	7	12/2019	USD	1,001,513	(4,336)
LME Copper Base Metal	9	12/2019	USD	1,287,563	(22,718)
LME Copper Base Metal	9	12/2019	USD	1,287,900	(19,899)
LME Copper Base Metal	12	12/2019	USD	1,717,014	(25,061)
LME Copper Base Metal	12	12/2019	USD	1,716,900	(31,720)
LME Copper Base Metal	15	12/2019	USD	2,146,541	(9,438)
LME Copper Base Metal	23	12/2019	USD	3,291,444	(103,190)
LME Copper Base Metal	149	12/2019	USD	21,320,969	(214,549)
LME Nickel Base Metal	2	12/2019	USD	204,600	(3,624)
LME Nickel Base Metal	2	12/2019	USD	205,052	(6,478)
LME Nickel Base Metal	3	12/2019	USD	307,606	(15,863)
LME Nickel Base Metal	3	12/2019	USD	307,523	(14,213)
LME Nickel Base Metal	3	12/2019	USD	307,495	(16,975)
LME Nickel Base Metal	3	12/2019	USD	307,080	(12,369)
LME Nickel Base Metal	4	12/2019	USD	410,215	(41,630)
LME Nickel Base Metal	4	12/2019	USD	409,830	(14,966)
LME Nickel Base Metal	4	12/2019	USD	409,957	(24,263)
LME Nickel Base Metal	5	12/2019	USD	511,725	(14,665)
LME Nickel Base Metal	6	12/2019	USD	614,475	5,077
LME Nickel Base Metal	7	12/2019	USD	716,310	(4,722)
LME Nickel Base Metal	9	12/2019	USD	921,915	(9,059)
LME Nickel Base Metal	11	12/2019	USD	1,126,125	(10,427)
LME Nickel Base Metal	123	12/2019	USD	12,593,970	442,670
LME Zinc Base Metal	2	12/2019	USD	119,775	3,852
LME Zinc Base Metal	2	12/2019	USD	119,815	3,809
LME Zinc Base Metal	3	12/2019	USD	179,753	3,381
LME Zinc Base Metal	5	12/2019	USD	299,488	10,387
LME Zinc Base Metal	7	12/2019	USD	416,483	12,481

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Long Contracts (continued)
LME Zinc Base Metal	7	12/2019	USD	$417,480	$12,509
LME Zinc Base Metal	8	12/2019	USD	476,740	19,416
LME Zinc Base Metal	8	12/2019	USD	478,966	5,896
LME Zinc Base Metal	11	12/2019	USD	657,847	12,099
LME Zinc Base Metal	11	12/2019	USD	659,808	46,800
LME Zinc Base Metal	12	12/2019	USD	719,130	42,595
LME Zinc Base Metal	21	12/2019	USD	1,250,445	55,584
LME Zinc Base Metal	32	12/2019	USD	1,914,264	4,133
LME Zinc Base Metal	39	12/2019	USD	2,333,663	10,538
LME Zinc Base Metal	97	12/2019	USD	5,799,388	51,968
Long Gilt	1,481	12/2019	GBP	244,446,138	1,321,878
MSCI EAFE E-Mini Index	34	12/2019	USD	3,227,280	(15,818)
NASDAQ 100 E-Mini Index	1,571	12/2019	USD	244,149,110	(4,645,867)
Nikkei 225 Index	244	12/2019	JPY	49,104,647	(304,223)
Palladium	169	12/2019	USD	27,842,750	1,834,589
S&P 500 E-Mini Index	1,216	12/2019	USD	181,092,800	(1,391,839)
S&P/TSX 60 Index	3,602	12/2019	CAD	541,639,008	(966,025)
Silver	1,144	12/2019	USD	97,228,560	(4,688,072)
SPI 200 Index	5,548	12/2019	AUD	625,539,175	673,932
TOPIX Index	43	12/2019	JPY	6,315,283	(69,595)
U.S. Treasury 10 Year Note	5,432	12/2019	USD	707,857,500	(1,495)
U.S. Treasury 2 Year Note	4,520	12/2019	USD	974,060,000	(1,148,573)
U.S. Treasury 5 Year Note	10,475	12/2019	USD	1,248,079,883	(761,899)
U.S. Treasury Long Bond	1,567	12/2019	USD	254,343,688	968,805
U.S. Treasury Ultra Bond	1,415	12/2019	USD	271,547,344	1,900,346
Platinum	918	1/2020	USD	40,814,280	(2,879,145)
3 Month Euro Euribor	703	3/2020	EUR	192,526,082	(144,437)
3 Month Eurodollar	1,806	3/2020	USD	443,959,950	(189,446)
3 Month Sterling	930	3/2020	GBP	142,041,838	(43,452)
ASX 90 Day Bank Accepted Bill	390	3/2020	AUD	262,725,189	55,295
3 Month Euro Euribor	1,264	6/2020	EUR	346,249,644	(308,584)
3 Month Eurodollar	2,534	6/2020	USD	623,649,075	(264,049)
3 Month Euroswiss	66	6/2020	CHF	16,674,415	(30,033)
3 Month Sterling	1,235	6/2020	GBP	188,720,357	(25,651)
ASX 90 Day Bank Accepted Bill	630	6/2020	AUD	424,454,460	120,751
3 Month Euro Euribor	1,256	9/2020	EUR	344,109,527	(217,603)
3 Month Eurodollar	2,368	9/2020	USD	583,268,000	(262,944)
3 Month Euroswiss	95	9/2020	CHF	24,003,432	(14,313)
3 Month Sterling	1,248	9/2020	GBP	190,783,611	38,668
3 Month Euro Euribor	1,419	12/2020	EUR	388,805,719	(186,440)
3 Month Eurodollar	2,892	12/2020	USD	712,335,750	252,488
3 Month Sterling	1,450	12/2020	GBP	221,641,365	93,317
3 Month Euro Euribor	1,389	3/2021	EUR	380,585,725	(95,450)
3 Month Eurodollar	3,210	3/2021	USD	791,305,125	361,174
3 Month Sterling	1,565	3/2021	GBP	239,340,083	157,489
3 Month Euro Euribor	1,438	6/2021	EUR	393,992,124	(401,227)
3 Month Eurodollar	4,576	6/2021	USD	1,128,270,000	625,935
3 Month Sterling	1,718	6/2021	GBP	262,765,231	270,155

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Long Contracts (continued)
3 Month Euro Euribor	847	9/2021	EUR	$232,054,753	$(58,551)
3 Month Eurodollar	5,353	9/2021	USD	1,319,915,975	4,055
3 Month Sterling	1,742	9/2021	GBP	266,449,377	226,486

					11,087,986

Short Contracts
Brent Crude Oil	(802)	10/2019	USD	(47,518,500)	4,005,215
Hang Seng Index	(752)	10/2019	HKD	(124,931,957)	(125,127)
HSCEI	(1,310)	10/2019	HKD	(85,325,414)	(82,071)
LME Aluminum Base Metal	(1)	10/2019	USD	(42,559)	2,201
LME Aluminum Base Metal	(2)	10/2019	USD	(85,554)	5,816
LME Aluminum Base Metal	(3)	10/2019	USD	(127,805)	7,793
LME Aluminum Base Metal	(4)	10/2019	USD	(170,150)	8,078
LME Aluminum Base Metal	(5)	10/2019	USD	(213,948)	13,440
LME Aluminum Base Metal	(5)	10/2019	USD	(213,820)	12,428
LME Aluminum Base Metal	(6)	10/2019	USD	(255,675)	15,057
LME Aluminum Base Metal	(6)	10/2019	USD	(255,290)	12,113
LME Aluminum Base Metal	(13)	10/2019	USD	(557,096)	30,760
LME Aluminum Base Metal	(13)	10/2019	USD	(557,261)	29,237
LME Aluminum Base Metal	(14)	10/2019	USD	(597,475)	43,341
LME Aluminum Base Metal	(15)	10/2019	USD	(639,349)	48,552
LME Aluminum Base Metal	(18)	10/2019	USD	(771,134)	39,507
LME Aluminum Base Metal	(20)	10/2019	USD	(855,025)	61,176
LME Aluminum Base Metal	(23)	10/2019	USD	(981,956)	74,538
LME Aluminum Base Metal	(23)	10/2019	USD	(981,813)	75,487
LME Aluminum Base Metal	(43)	10/2019	USD	(1,833,262)	144,158
LME Aluminum Base Metal	(46)	10/2019	USD	(1,964,200)	165,896
LME Copper Base Metal	(2)	10/2019	USD	(285,513)	14,713
LME Copper Base Metal	(2)	10/2019	USD	(285,688)	11,032
LME Copper Base Metal	(2)	10/2019	USD	(285,313)	13,909
LME Copper Base Metal	(3)	10/2019	USD	(428,494)	21,392
LME Copper Base Metal	(3)	10/2019	USD	(427,969)	17,297
LME Copper Base Metal	(4)	10/2019	USD	(571,075)	26,944
LME Copper Base Metal	(5)	10/2019	USD	(713,719)	37,154
LME Copper Base Metal	(5)	10/2019	USD	(713,281)	44,034
LME Copper Base Metal	(5)	10/2019	USD	(713,344)	36,134
LME Copper Base Metal	(6)	10/2019	USD	(856,913)	39,670
LME Copper Base Metal	(10)	10/2019	USD	(1,427,313)	84,413
LME Copper Base Metal	(11)	10/2019	USD	(1,568,394)	66,449
LME Copper Base Metal	(13)	10/2019	USD	(1,852,978)	39,366
LME Copper Base Metal	(14)	10/2019	USD	(1,993,338)	74,764
LME Copper Base Metal	(19)	10/2019	USD	(2,705,667)	94,194
LME Copper Base Metal	(22)	10/2019	USD	(3,135,319)	120,712
LME Copper Base Metal	(24)	10/2019	USD	(3,421,416)	119,341
LME Nickel Base Metal	(1)	10/2019	USD	(103,309)	(27,661)
LME Nickel Base Metal	(3)	10/2019	USD	(309,978)	(88,069)
LME Nickel Base Metal	(7)	10/2019	USD	(723,047)	(184,039)
LME Nickel Base Metal	(12)	10/2019	USD	(1,239,610)	(330,609)
LME Nickel Base Metal	(13)	10/2019	USD	(1,343,082)	(398,255)
LME Nickel Base Metal	(17)	10/2019	USD	(1,756,440)	(504,171)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Short Contracts (continued)
LME Nickel Base Metal	(18)	10/2019	USD	$(1,853,496)	$(303,470)
LME Nickel Base Metal	(19)	10/2019	USD	(1,957,152)	(356,135)
LME Nickel Base Metal	(19)	10/2019	USD	(1,958,178)	(316,520)
LME Nickel Base Metal	(19)	10/2019	USD	(1,956,810)	(328,946)
LME Nickel Base Metal	(20)	10/2019	USD	(2,061,600)	(338,219)
LME Nickel Base Metal	(20)	10/2019	USD	(2,061,960)	(338,279)
LME Nickel Base Metal	(22)	10/2019	USD	(2,271,258)	(499,883)
LME Nickel Base Metal	(23)	10/2019	USD	(2,373,462)	(457,262)
LME Nickel Base Metal	(27)	10/2019	USD	(2,785,428)	(475,388)
LME Nickel Base Metal	(38)	10/2019	USD	(3,915,672)	(707,074)
LME Nickel Base Metal	(38)	10/2019	USD	(3,924,792)	(910,192)
LME Nickel Base Metal	(60)	10/2019	USD	(6,188,040)	(898,251)
LME Zinc Base Metal	(3)	10/2019	USD	(181,613)	2,580
LME Zinc Base Metal	(4)	10/2019	USD	(242,550)	(962)
LME Zinc Base Metal	(5)	10/2019	USD	(303,938)	1,048
LME Zinc Base Metal	(6)	10/2019	USD	(363,675)	4,857
LME Zinc Base Metal	(6)	10/2019	USD	(364,676)	(6,234)
LME Zinc Base Metal	(7)	10/2019	USD	(424,638)	(3,871)
LME Zinc Base Metal	(8)	10/2019	USD	(486,300)	6,176
LME Zinc Base Metal	(9)	10/2019	USD	(544,388)	1,213
LME Zinc Base Metal	(9)	10/2019	USD	(546,937)	(13,950)
LME Zinc Base Metal	(9)	10/2019	USD	(546,487)	6,980
LME Zinc Base Metal	(9)	10/2019	USD	(544,613)	12,011
LME Zinc Base Metal	(9)	10/2019	USD	(546,563)	3,555
LME Zinc Base Metal	(10)	10/2019	USD	(607,875)	(5,747)
LME Zinc Base Metal	(10)	10/2019	USD	(607,625)	(10,143)
LME Zinc Base Metal	(13)	10/2019	USD	(787,638)	2,774
LME Zinc Base Metal	(13)	10/2019	USD	(789,263)	6,462
LME Zinc Base Metal	(13)	10/2019	USD	(789,750)	11,668
LME Zinc Base Metal	(26)	10/2019	USD	(1,578,525)	25,093
NY Harbor ULSD	(149)	10/2019	USD	(11,872,678)	(102,360)
RBOB Gasoline	(88)	10/2019	USD	(5,789,784)	53,153
WTI Crude Oil	(1,883)	10/2019	USD	(101,813,810)	2,992,060
LME Aluminum Base Metal	(1)	11/2019	USD	(43,056)	1,512
LME Aluminum Base Metal	(3)	11/2019	USD	(129,131)	5,654
LME Aluminum Base Metal	(3)	11/2019	USD	(129,131)	4,129
LME Aluminum Base Metal	(3)	11/2019	USD	(129,035)	4,286
LME Aluminum Base Metal	(4)	11/2019	USD	(172,175)	6,913
LME Aluminum Base Metal	(5)	11/2019	USD	(215,340)	5,745
LME Aluminum Base Metal	(5)	11/2019	USD	(215,645)	5,090
LME Aluminum Base Metal	(6)	11/2019	USD	(258,134)	7,789
LME Aluminum Base Metal	(10)	11/2019	USD	(430,330)	13,391
LME Aluminum Base Metal	(13)	11/2019	USD	(557,430)	22,456
LME Aluminum Base Metal	(13)	11/2019	USD	(558,262)	16,299
LME Aluminum Base Metal	(13)	11/2019	USD	(558,093)	15,365
LME Aluminum Base Metal	(17)	11/2019	USD	(733,605)	8,219
LME Aluminum Base Metal	(22)	11/2019	USD	(945,313)	28,276
LME Copper Base Metal	(2)	11/2019	USD	(285,713)	9,415
LME Copper Base Metal	(3)	11/2019	USD	(428,756)	(2,126)
LME Copper Base Metal	(4)	11/2019	USD	(571,625)	(3,901)
LME Copper Base Metal	(9)	11/2019	USD	(1,286,663)	(15,439)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Short Contracts (continued)
LME Copper Base Metal	(10)	11/2019	USD	$(1,429,688)	$9,783
LME Copper Base Metal	(12)	11/2019	USD	(1,715,589)	9,646
LME Copper Base Metal	(15)	11/2019	USD	(2,144,033)	22,863
LME Copper Base Metal	(22)	11/2019	USD	(3,145,175)	22,898
LME Copper Base Metal	(25)	11/2019	USD	(3,573,125)	14,314
LME Copper Base Metal	(27)	11/2019	USD	(3,859,738)	61,258
LME Copper Base Metal	(27)	11/2019	USD	(3,859,650)	15,115
LME Copper Base Metal	(28)	11/2019	USD	(4,003,650)	(11,383)
LME Copper Base Metal	(49)	11/2019	USD	(7,002,100)	(17,070)
LME Copper Base Metal	(57)	11/2019	USD	(8,148,692)	51,322
LME Nickel Base Metal	(1)	11/2019	USD	(102,630)	(7,203)
LME Nickel Base Metal	(1)	11/2019	USD	(102,835)	(10,978)
LME Nickel Base Metal	(1)	11/2019	USD	(102,689)	(6,272)
LME Nickel Base Metal	(1)	11/2019	USD	(102,600)	(8,763)
LME Nickel Base Metal	(2)	11/2019	USD	(205,553)	(16,399)
LME Nickel Base Metal	(2)	11/2019	USD	(205,320)	(16,406)
LME Nickel Base Metal	(3)	11/2019	USD	(308,417)	(24,881)
LME Nickel Base Metal	(3)	11/2019	USD	(307,689)	(1,538)
LME Nickel Base Metal	(4)	11/2019	USD	(411,600)	(51,612)
LME Nickel Base Metal	(5)	11/2019	USD	(514,320)	(38,521)
LME Nickel Base Metal	(5)	11/2019	USD	(513,737)	(31,417)
LME Nickel Base Metal	(11)	11/2019	USD	(1,132,098)	(150,045)
LME Nickel Base Metal	(17)	11/2019	USD	(1,750,218)	(288,098)
LME Zinc Base Metal	(1)	11/2019	USD	(60,325)	(4,003)
LME Zinc Base Metal	(2)	11/2019	USD	(120,145)	(7,076)
LME Zinc Base Metal	(2)	11/2019	USD	(120,492)	(7,472)
LME Zinc Base Metal	(2)	11/2019	USD	(120,575)	(8,781)
LME Zinc Base Metal	(2)	11/2019	USD	(120,409)	(7,914)
LME Zinc Base Metal	(3)	11/2019	USD	(181,298)	(6,706)
LME Zinc Base Metal	(4)	11/2019	USD	(241,570)	(13,482)
LME Zinc Base Metal	(4)	11/2019	USD	(241,650)	(13,230)
LME Zinc Base Metal	(4)	11/2019	USD	(241,770)	(9,632)
LME Zinc Base Metal	(7)	11/2019	USD	(423,238)	(2,996)
LME Zinc Base Metal	(8)	11/2019	USD	(482,980)	(27,929)
LME Zinc Base Metal	(9)	11/2019	USD	(540,248)	(32,630)
LME Zinc Base Metal	(11)	11/2019	USD	(664,208)	(36,759)
Low Sulphur Gasoil	(953)	11/2019	USD	(55,893,450)	(1,156,598)
Soybean	(2,466)	11/2019	USD	(111,709,800)	(3,334,558)
Coffee ’C’	(1,778)	12/2019	USD	(67,441,763)	(2,154,472)
Copper	(404)	12/2019	USD	(26,042,850)	119,421
Corn	(3,089)	12/2019	USD	(59,926,600)	(2,970,740)
Cotton No. 2	(732)	12/2019	USD	(22,263,780)	231,024
FTSE/JSE Top 40 Index	(768)	12/2019	ZAR	(25,011,090)	1,193,497
KC HRW Wheat	(680)	12/2019	USD	(14,110,000)	36,149
Lean Hogs	(252)	12/2019	USD	(7,318,080)	(763,578)
Live Cattle	(1,128)	12/2019	USD	(49,767,360)	(3,189,242)
LME Aluminum Base Metal	(1)	12/2019	USD	(43,239)	1,413
LME Aluminum Base Metal	(4)	12/2019	USD	(172,967)	8,621
LME Aluminum Base Metal	(6)	12/2019	USD	(259,358)	7,396
LME Aluminum Base Metal	(7)	12/2019	USD	(302,904)	11,900
LME Aluminum Base Metal	(12)	12/2019	USD	(518,277)	5,399

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Short Contracts (continued)
LME Aluminum Base Metal	(12)	12/2019	USD	$(518,571)	$11,099
LME Aluminum Base Metal	(25)	12/2019	USD	(1,080,519)	33,690
LME Aluminum Base Metal	(28)	12/2019	USD	(1,211,525)	65,892
LME Aluminum Base Metal	(29)	12/2019	USD	(1,248,813)	51,542
LME Aluminum Base Metal	(42)	12/2019	USD	(1,808,363)	64,945
LME Aluminum Base Metal	(50)	12/2019	USD	(2,163,125)	81,128
LME Aluminum Base Metal	(54)	12/2019	USD	(2,324,025)	7,332
LME Aluminum Base Metal	(73)	12/2019	USD	(3,147,213)	124,152
LME Aluminum Base Metal	(128)	12/2019	USD	(5,510,400)	132,142
LME Aluminum Base Metal	(142)	12/2019	USD	(6,112,213)	55,506
LME Aluminum Base Metal	(1,235)	12/2019	USD	(53,352,000)	1,035,341
LME Copper Base Metal	(1)	12/2019	USD	(143,044)	1,810
LME Copper Base Metal	(2)	12/2019	USD	(286,175)	2,969
LME Copper Base Metal	(2)	12/2019	USD	(286,100)	(1,506)
LME Copper Base Metal	(3)	12/2019	USD	(429,272)	5,189
LME Copper Base Metal	(4)	12/2019	USD	(572,323)	2,665
LME Copper Base Metal	(4)	12/2019	USD	(572,500)	4,043
LME Copper Base Metal	(6)	12/2019	USD	(858,582)	24,900
LME Copper Base Metal	(7)	12/2019	USD	(1,001,513)	867
LME Copper Base Metal	(9)	12/2019	USD	(1,287,563)	16,511
LME Copper Base Metal	(9)	12/2019	USD	(1,287,900)	16,848
LME Copper Base Metal	(12)	12/2019	USD	(1,716,900)	29,665
LME Copper Base Metal	(12)	12/2019	USD	(1,717,014)	25,951
LME Copper Base Metal	(15)	12/2019	USD	(2,146,541)	13,613
LME Copper Base Metal	(23)	12/2019	USD	(3,291,444)	118,238
LME Copper Base Metal	(231)	12/2019	USD	(33,054,656)	(269,968)
LME Nickel Base Metal	(2)	12/2019	USD	(205,052)	5,662
LME Nickel Base Metal	(2)	12/2019	USD	(204,600)	5,106
LME Nickel Base Metal	(3)	12/2019	USD	(307,523)	11,158
LME Nickel Base Metal	(3)	12/2019	USD	(307,606)	16,861
LME Nickel Base Metal	(3)	12/2019	USD	(307,495)	14,696
LME Nickel Base Metal	(3)	12/2019	USD	(307,080)	11,061
LME Nickel Base Metal	(4)	12/2019	USD	(409,957)	25,835
LME Nickel Base Metal	(4)	12/2019	USD	(409,830)	20,958
LME Nickel Base Metal	(4)	12/2019	USD	(410,215)	29,638
LME Nickel Base Metal	(5)	12/2019	USD	(511,725)	15,855
LME Nickel Base Metal	(6)	12/2019	USD	(614,475)	(6,849)
LME Nickel Base Metal	(7)	12/2019	USD	(716,310)	7,539
LME Nickel Base Metal	(9)	12/2019	USD	(921,915)	12,231
LME Nickel Base Metal	(11)	12/2019	USD	(1,126,125)	10,005
LME Nickel Base Metal	(14)	12/2019	USD	(1,433,460)	59,367
LME Zinc Base Metal	(2)	12/2019	USD	(119,815)	(4,174)
LME Zinc Base Metal	(2)	12/2019	USD	(119,775)	(4,981)
LME Zinc Base Metal	(3)	12/2019	USD	(179,753)	(4,561)
LME Zinc Base Metal	(5)	12/2019	USD	(299,488)	(10,502)
LME Zinc Base Metal	(7)	12/2019	USD	(416,483)	(12,717)
LME Zinc Base Metal	(7)	12/2019	USD	(417,480)	(13,363)
LME Zinc Base Metal	(8)	12/2019	USD	(476,740)	(16,173)
LME Zinc Base Metal	(8)	12/2019	USD	(478,966)	(5,590)
LME Zinc Base Metal	(11)	12/2019	USD	(657,847)	(13,554)
LME Zinc Base Metal	(11)	12/2019	USD	(659,808)	(47,088)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Short Contracts (continued)
LME Zinc Base Metal	(12)	12/2019	USD	$(719,130)	$(37,427)
LME Zinc Base Metal	(21)	12/2019	USD	(1,250,445)	(55,858)
LME Zinc Base Metal	(32)	12/2019	USD	(1,914,264)	42
LME Zinc Base Metal	(39)	12/2019	USD	(2,333,663)	(24,003)
LME Zinc Base Metal	(395)	12/2019	USD	(23,616,063)	(1,297,581)
MSCI Emerging Markets E-Mini Index	(133)	12/2019	USD	(6,662,635)	19,830
Russell 2000 E-Mini Index	(869)	12/2019	USD	(66,261,250)	1,307,840
S&P Midcap 400 E-Mini Index	(9)	12/2019	USD	(1,744,200)	(2,458)
Soybean Meal	(1,233)	12/2019	USD	(37,113,300)	64,542
Soybean Oil	(322)	12/2019	USD	(5,618,256)	(6,755)
Wheat	(2,232)	12/2019	USD	(55,325,700)	(2,192,131)
Sugar No. 11	(5,905)	2/2020	USD	(83,662,040)	(4,565,722)
3 Month Canadian Bankers Acceptance	(229)	3/2020	CAD	(42,371,957)	13,855
3 Month Euroswiss	(28)	3/2020	CHF	(7,073,293)	708
3 Month Canadian Bankers Acceptance	(286)	6/2020	CAD	(52,948,372)	18,852

					(16,495,521)

					$(5,407,535)

Forward foreign currency contracts outstanding as of September 30, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)

AUD	35,161,000	USD	23,681,185	CITI	12/18/2019	$109,671
AUD	35,161,000	USD	23,681,215	JPMC	12/18/2019	109,642
CAD	609,040,232	USD	458,634,676	CITI	12/18/2019	1,677,413
CAD	609,040,239	USD	458,635,254	JPMC	12/18/2019	1,676,839
COP	1,190,588,000	USD	340,322	CITI**	12/18/2019	544
COP	1,190,588,000	USD	340,322	JPMC**	12/18/2019	543
GBP	91,387,000	USD	111,832,041	CITI	12/18/2019	898,265
GBP	91,387,000	USD	111,832,181	JPMC	12/18/2019	898,125
HKD	7	USD	1	JPMC	12/18/2019	–
IDR	530,570,179,892	USD	36,641,394	CITI**	12/18/2019	407,261
IDR	530,570,179,892	USD	36,641,552	JPMC**	12/18/2019	407,102
ILS	158,845,502	USD	45,359,993	CITI	12/18/2019	529,055
ILS	158,845,498	USD	45,360,048	JPMC	12/18/2019	528,998
INR	3,065,817,647	USD	42,332,792	CITI**	12/18/2019	640,820
INR	3,065,817,649	USD	42,332,845	JPMC**	12/18/2019	640,767
KRW	14,374,980,000	USD	11,914,124	CITI**	12/18/2019	99,882
KRW	14,374,980,000	USD	11,913,920	JPMC**	12/18/2019	100,085
MXN	357,061,276	USD	17,619,616	CITI	12/18/2019	249,700
MXN	357,061,273	USD	17,619,638	JPMC	12/18/2019	249,677
PHP	1,570,929,400	USD	29,985,241	CITI**	12/18/2019	239,294
PHP	1,570,929,408	USD	29,985,240	JPMC**	12/18/2019	239,296
TWD	1,806,848,996	USD	57,981,998	CITI**	12/18/2019	582,963
TWD	1,806,849,004	USD	57,981,905	JPMC**	12/18/2019	583,056
USD	322,347,894	AUD	474,346,476	CITI	12/18/2019	1,392,597

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Forward foreign currency contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)

USD	322,347,494	AUD	474,346,480	JPMC	12/18/2019	$1,392,194
USD	59,226,298	BRL	243,440,500	CITI**	12/18/2019	913,623
USD	59,225,113	BRL	243,440,500	JPMC**	12/18/2019	912,435
USD	14,997,903	CAD	19,824,500	CITI	12/18/2019	14,562
USD	14,997,884	CAD	19,824,500	JPMC	12/18/2019	14,544
USD	155,876,442	CHF	153,044,500	CITI	12/18/2019	1,454,005
USD	155,876,247	CHF	153,044,500	JPMC	12/18/2019	1,453,810
USD	59,577,971	CLP	42,671,714,832	CITI**	12/18/2019	962,354
USD	59,577,897	CLP	42,671,714,824	JPMC**	12/18/2019	962,280
USD	27,174,900	COP	92,984,448,312	CITI**	12/18/2019	553,452
USD	27,174,866	COP	92,984,448,312	JPMC**	12/18/2019	553,418
USD	1,551,486,717	EUR	1,394,248,456	CITI	12/18/2019	22,556,931
USD	1,551,487,808	EUR	1,394,248,460	JPMC	12/18/2019	22,558,017
USD	251,001,408	GBP	202,600,441	CITI	12/18/2019	1,083,918
USD	251,001,097	GBP	202,600,443	JPMC	12/18/2019	1,083,604
USD	1	HKD	7	JPMC	12/18/2019	–
USD	169,996,265	HUF	50,911,902,860	CITI	12/18/2019	3,472,951
USD	169,996,053	HUF	50,911,902,858	JPMC	12/18/2019	3,472,739
USD	12,322,916	IDR	176,302,015,500	CITI**	12/18/2019	12,098
USD	12,322,900	IDR	176,302,015,500	JPMC**	12/18/2019	12,083
USD	61,676,897	JPY	6,611,406,000	CITI	12/18/2019	175,357
USD	61,676,820	JPY	6,611,406,000	JPMC	12/18/2019	175,280
USD	102,429,373	KRW	122,138,680,336	CITI**	12/18/2019	350,995
USD	102,429,245	KRW	122,138,680,342	JPMC**	12/18/2019	350,865
USD	35,531,463	MXN	707,393,000	CITI	12/18/2019	129,615
USD	35,531,419	MXN	707,393,000	JPMC	12/18/2019	129,571
USD	190,174,436	NOK	1,708,908,004	CITI	12/18/2019	2,097,430
USD	190,174,223	NOK	1,708,907,992	JPMC	12/18/2019	2,097,218
USD	774,276,174	NZD	1,222,292,003	CITI	12/18/2019	7,507,850
USD	774,275,202	NZD	1,222,291,997	JPMC	12/18/2019	7,506,883
USD	915,717	PHP	47,530,000	CITI**	12/18/2019	1,244
USD	915,716	PHP	47,530,000	JPMC**	12/18/2019	1,243
USD	113,959,505	PLN	450,133,001	CITI	12/18/2019	1,580,064
USD	113,959,362	PLN	450,132,999	JPMC	12/18/2019	1,579,923
USD	212,522,692	SEK	2,050,994,876	CITI	12/18/2019	3,044,728
USD	212,522,426	SEK	2,050,994,875	JPMC	12/18/2019	3,044,462
USD	3,017,948	SGD	4,165,000	CITI	12/18/2019	1,751
USD	3,017,944	SGD	4,165,000	JPMC	12/18/2019	1,748
USD	11,570,519	TWD	356,561,000	CITI**	12/18/2019	13,394
USD	11,570,504	TWD	356,561,000	JPMC**	12/18/2019	13,378
USD	62,309,971	ZAR	945,072,000	CITI	12/18/2019	538,773
USD	62,309,893	ZAR	945,072,000	JPMC	12/18/2019	538,695
ZAR	821,186,552	USD	53,052,975	CITI	12/18/2019	620,900
ZAR	821,186,552	USD	53,053,041	JPMC	12/18/2019	620,835

Total unrealized appreciation						107,822,815

AUD	1,076,870,496	USD	737,952,387	CITI	12/18/2019	(9,313,495)
AUD	1,076,870,504	USD	737,953,315	JPMC	12/18/2019	(9,314,418)
BRL	44,585,504	USD	10,935,054	CITI**	12/18/2019	(255,236)
BRL	44,585,504	USD	10,935,067	JPMC**	12/18/2019	(255,250)
CAD	454,288,740	USD	344,912,158	CITI	12/18/2019	(1,561,114)
CAD	454,288,748	USD	344,912,595	JPMC	12/18/2019	(1,561,545)
CHF	379,760,992	USD	389,117,588	CITI	12/18/2019	(5,937,417)
CHF	379,761,008	USD	389,118,091	JPMC	12/18/2019	(5,937,904)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Forward foreign currency contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)

CLP	3,156,824,000	USD	4,387,787	CITI**	12/18/2019	$(51,444)
CLP	3,156,824,000	USD	4,387,793	JPMC**	12/18/2019	(51,450)
COP	17,283,629,000	USD	5,030,566	CITI**	12/18/2019	(82,263)
COP	17,283,629,000	USD	5,030,572	JPMC**	12/18/2019	(82,269)
EUR	214,354,500	USD	238,043,955	CITI	12/18/2019	(2,983,283)
EUR	214,354,500	USD	238,044,253	JPMC	12/18/2019	(2,983,580)
GBP	511,231,498	USD	637,434,095	CITI	12/18/2019	(6,805,198)
GBP	511,231,502	USD	637,434,896	JPMC	12/18/2019	(6,805,994)
HUF	697,449,500	USD	2,304,030	CITI	12/18/2019	(22,803)
HUF	697,449,500	USD	2,304,033	JPMC	12/18/2019	(22,806)
IDR	1,092,146,627,464	USD	76,718,670	CITI**	12/18/2019	(456,255)
IDR	1,092,146,627,464	USD	76,718,765	JPMC**	12/18/2019	(456,350)
JPY	55,792,547,780	USD	527,777,512	CITI	12/18/2019	(8,776,319)
JPY	55,792,547,780	USD	527,778,171	JPMC	12/18/2019	(8,776,978)
KRW	56,905,784,000	USD	47,983,701	CITI**	12/18/2019	(424,238)
KRW	56,905,784,000	USD	47,985,437	JPMC**	12/18/2019	(425,973)
MXN	2,493,952,848	USD	126,371,532	CITI	12/18/2019	(1,560,376)
MXN	2,493,952,851	USD	126,371,678	JPMC	12/18/2019	(1,560,521)
NOK	98,463,500	USD	10,932,284	CITI	12/18/2019	(95,703)
NOK	98,463,500	USD	10,932,298	JPMC	12/18/2019	(95,717)
NZD	455,396,472	USD	291,418,929	CITI	12/18/2019	(5,739,576)
NZD	455,396,466	USD	291,419,289	JPMC	12/18/2019	(5,739,940)
PLN	512,476,012	USD	130,267,027	CITI	12/18/2019	(2,323,137)
PLN	512,476,004	USD	130,267,188	JPMC	12/18/2019	(2,323,300)
SEK	735,245,000	USD	76,616,500	CITI	12/18/2019	(1,522,395)
SEK	735,245,000	USD	76,616,596	JPMC	12/18/2019	(1,522,491)
SGD	66,784,500	USD	48,571,623	CITI	12/18/2019	(207,833)
SGD	66,784,500	USD	48,571,684	JPMC	12/18/2019	(207,894)
TWD	515,430,496	USD	16,797,490	CITI**	12/18/2019	(90,965)
TWD	515,430,504	USD	16,797,511	JPMC**	12/18/2019	(90,986)
USD	310,741,561	AUD	462,108,976	CITI	12/18/2019	(1,933,523)
USD	310,741,175	AUD	462,108,980	JPMC	12/18/2019	(1,933,911)
USD	38,558,834	BRL	161,818,000	CITI**	12/18/2019	(202,346)
USD	38,558,786	BRL	161,818,000	JPMC**	12/18/2019	(202,392)
USD	283,962,865	CAD	377,101,000	CITI	12/18/2019	(1,049,750)
USD	283,962,510	CAD	377,101,000	JPMC	12/18/2019	(1,050,105)
USD	384,973,466	GBP	314,355,565	CITI	12/18/2019	(2,799,400)
USD	384,972,987	GBP	314,355,567	JPMC	12/18/2019	(2,799,881)
USD	12,190,227	HUF	3,732,783,500	CITI	12/18/2019	(19,009)
USD	12,190,212	HUF	3,732,783,500	JPMC	12/18/2019	(19,025)
USD	11,456,658	IDR	165,054,501,500	CITI**	12/18/2019	(68,767)
USD	11,456,643	IDR	165,054,501,500	JPMC**	12/18/2019	(68,782)
USD	1,570,620	ILS	5,509,500	CITI	12/18/2019	(21,025)
USD	1,570,618	ILS	5,509,500	JPMC	12/18/2019	(21,027)
USD	23,591,067	INR	1,717,216,499	CITI**	12/18/2019	(479,182)
USD	23,596,142	INR	1,717,216,501	JPMC**	12/18/2019	(474,107)
USD	61,371,566	JPY	6,598,941,000	CITI	12/18/2019	(14,020)
USD	61,371,489	JPY	6,598,941,000	JPMC	12/18/2019	(14,097)
USD	343,695,340	KRW	414,896,984,232	CITI**	12/18/2019	(3,058,135)
USD	343,694,902	KRW	414,896,984,250	JPMC**	12/18/2019	(3,058,571)
USD	46,853,909	MXN	950,449,000	CITI	12/18/2019	(711,801)
USD	46,853,851	MXN	950,449,000	JPMC	12/18/2019	(711,860)
USD	42,591,449	NOK	387,408,500	CITI	12/18/2019	(45,505)
USD	42,591,396	NOK	387,408,500	JPMC	12/18/2019	(45,558)
USD	16,649,676	PHP	873,384,000	CITI**	12/18/2019	(154,151)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Forward foreign currency contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)

USD	16,649,655	PHP	873,384,000	JPMC**	12/18/2019	$(154,172)
USD	44,291,893	PLN	177,502,003	CITI	12/18/2019	(22,955)
USD	44,291,836	PLN	177,501,997	JPMC	12/18/2019	(23,011)
USD	6,856,515	SEK	67,280,000	CITI	12/18/2019	(15,115)
USD	6,856,507	SEK	67,280,000	JPMC	12/18/2019	(15,123)
USD	104,582,926	SGD	145,104,500	CITI	12/18/2019	(498,397)
USD	104,582,795	SGD	145,104,500	JPMC	12/18/2019	(498,528)
USD	74,606,838	TWD	2,322,987,516	CITI**	12/18/2019	(687,598)
USD	74,606,770	TWD	2,322,987,533	JPMC**	12/18/2019	(687,665)
USD	72,054,784	ZAR	1,112,044,500	CITI	12/18/2019	(629,966)
USD	72,054,694	ZAR	1,112,044,500	JPMC	12/18/2019	(630,056)
ZAR	2,372,995,500	USD	159,340,615	CITI	12/18/2019	(4,238,382)
ZAR	2,372,995,500	USD	159,340,814	JPMC	12/18/2019	(4,238,582)

Total unrealized depreciation						(129,719,896)

Net unrealized depreciation						$(21,897,081)

**	Non-deliverable forward.

See notes to Consolidated Schedules of Investments.

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 93.6%

INVESTMENT COMPANIES - 21.8%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 1.79% (1)(a)(b)	18,417,227	18,417,227
Limited Purpose Cash Investment Fund, 2.01% (1)(a)	48,205,880	48,210,700

TOTAL INVESTMENT COMPANIES (Cost $66,618,408)		66,627,927

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 71.8%
U.S. Treasury Bills
2.41%, 10/3/2019 (c)	2,767,000	2,766,748
2.42%, 10/10/2019 (c)(d)	7,258,000	7,254,793
2.43%, 10/24/2019 (c)	6,646,000	6,638,389
2.42%, 10/31/2019 (c)(d)	3,205,000	3,200,293
2.41%, 11/7/2019 (c)(d)	1,607,000	1,604,159
2.05%, 12/26/2019 (c)(e)	535,000	532,719
2.06%, 1/2/2020 (c)	12,005,000	11,948,843
2.10%, 1/9/2020 (c)(f)	33,869,000	33,699,514
2.03%, 1/16/2020 (c)(e)	15,090,000	15,009,747
2.03%, 1/23/2020 (c)(e)	47,722,000	47,450,966
2.06%, 1/30/2020 (c)(e)	21,140,000	21,013,524
1.97%, 2/6/2020 (c)(d)	44,258,000	43,975,929
1.91%, 2/13/2020 (c)	9,094,000	9,033,468
1.86%, 2/20/2020 (c)(d)	2,015,000	2,000,773
1.86%, 2/27/2020 (c)(f)	9,587,000	9,516,073
1.88%, 3/26/2020 (c)(e)	1,243,000	1,232,137
1.81%, 4/2/2020 (c)	2,767,000	2,741,617

TOTAL U.S. TREASURY OBLIGATIONS (Cost $219,487,776)		219,619,692

TOTAL SHORT-TERM INVESTMENTS (Cost $286,106,184)		286,247,619

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 93.6% (Cost $286,106,184)		286,247,619

OTHER ASSETS IN EXCESS OF LIABILITIES - 6.4% (g)		19,665,768

NET ASSETS - 100.0%		305,913,387

(a)	Represents 7-day effective yield as of September 30, 2019.
(b)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c)	The rate shown was the effective yield at the date of purchase.
(d)	All or a portion of the security pledged as collateral for swap and futures contracts.
(e)	All or a portion of the security pledged as collateral for futures contracts.
(f)	All or a portion of the security pledged as collateral for swap contracts.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security.

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Total return swap contracts outstanding as of September 30, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/08/2019	USD	(760,375)	$57,451
Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/08/2019	USD	(608,300)	46,080
Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/08/2019	USD	(304,150)	23,572
Hang Seng Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/30/2019	HKD	(101,563,800)	19,836
iBovespa Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/16/2019	BRL	12,090,985	42,321
iBovespa Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/16/2019	BRL	5,256,950	8,108
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/14/2019	USD	(26,180)	3,168
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/04/2019	USD	2,216,990	156,867
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/25/2019	USD	6,387,300	26,686
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/25/2019	USD	815,400	26,557
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/22/2019	USD	(301,000)	16,578
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/22/2019	USD	(19,354,300)	764,793
Swiss Market Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MLIN	12/20/2019	CHF	4,825,920	35,759

								1,227,776

Coffee ‘C’ December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/08/2019	USD	(1,137,938)	(7,397)
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/22/2019	USD	(10,476,000)	(651,777)
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/22/2019	USD	(853,600)	(55,328)
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/22/2019	USD	(19,400)	(413)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/08/2019	USD	60,830	$(4,685)
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/12/2019	KRW	2,330,275,000	(14,638)
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	12/12/2019	KRW	6,099,837,500	(16,627)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/14/2019	USD	26,180	(412)
Lean Hogs December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	12/13/2019	USD	(29,040)	(944)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/04/2019	USD	(2,216,990)	(97,723)
Live Cattle December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	12/06/2019	USD	(6,750,360)	(410,281)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/25/2019	USD	(10,011,300)	(259,786)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	10/25/2019	USD	(6,387,300)	(169,694)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/22/2019	USD	120,400	(231)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/22/2019	USD	5,538,400	(448,670)
Soybean Oil December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/22/2019	USD	2,407,824	(3,102)
Soybean Oil December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/22/2019	USD	(2,652,096)	(88,088)
TAIEX Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/16/2019	TWD	4,329,200	(649)
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/22/2019	USD	(1,586,400)	(41,090)
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/22/2019	USD	(1,512,038)	(73,311)

								(2,344,846)

								$(1,117,070)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	30	10/2019	EUR	$3,794,007	$25,413
CAC 40 10 Euro Index	582	10/2019	EUR	36,005,757	412,250
IBEX 35 Index	36	10/2019	EUR	3,622,667	77,528
LME Aluminum Base Metal	1	10/2019	USD	42,613	(2,490)
LME Aluminum Base Metal	1	10/2019	USD	42,790	(2,850)
LME Aluminum Base Metal	1	10/2019	USD	42,854	(2,524)
LME Aluminum Base Metal	1	10/2019	USD	42,548	(1,980)
LME Aluminum Base Metal	1	10/2019	USD	42,866	(2,262)
LME Aluminum Base Metal	1	10/2019	USD	42,764	(2,693)
LME Aluminum Base Metal	1	10/2019	USD	42,623	(3,315)
LME Aluminum Base Metal	2	10/2019	USD	85,375	(6,841)
LME Aluminum Base Metal	2	10/2019	USD	85,388	(6,594)
LME Aluminum Base Metal	2	10/2019	USD	85,354	(6,166)
LME Aluminum Base Metal	2	10/2019	USD	85,682	(4,549)
LME Aluminum Base Metal	2	10/2019	USD	85,503	(6,158)
LME Aluminum Base Metal	4	10/2019	USD	170,800	(14,568)
LME Aluminum Base Metal	5	10/2019	USD	213,170	(15,516)
LME Copper Base Metal	1	10/2019	USD	142,537	(2,854)
LME Copper Base Metal	1	10/2019	USD	142,381	(5,590)
LME Copper Base Metal	1	10/2019	USD	142,731	(8,273)
LME Copper Base Metal	1	10/2019	USD	142,744	(6,988)
LME Copper Base Metal	2	10/2019	USD	285,118	(9,175)
LME Copper Base Metal	2	10/2019	USD	285,029	(11,677)
LME Copper Base Metal	2	10/2019	USD	284,807	(9,249)
LME Nickel Base Metal	1	10/2019	USD	103,292	25,911
LME Nickel Base Metal	1	10/2019	USD	103,301	27,482
LME Nickel Base Metal	1	10/2019	USD	103,314	30,771
LME Nickel Base Metal	2	10/2019	USD	206,478	44,802
LME Nickel Base Metal	2	10/2019	USD	206,388	38,067
LME Nickel Base Metal	2	10/2019	USD	206,640	60,216
LME Nickel Base Metal	2	10/2019	USD	206,196	34,346
LME Nickel Base Metal	2	10/2019	USD	206,124	32,838
LME Nickel Base Metal	2	10/2019	USD	206,160	34,501
LME Nickel Base Metal	2	10/2019	USD	206,016	37,147
LME Nickel Base Metal	2	10/2019	USD	205,944	33,406
LME Nickel Base Metal	2	10/2019	USD	205,980	34,523
LME Nickel Base Metal	3	10/2019	USD	309,492	53,544
LME Nickel Base Metal	4	10/2019	USD	413,136	96,500
LME Nickel Base Metal	4	10/2019	USD	412,176	74,220
LME Nickel Base Metal	6	10/2019	USD	618,804	88,385
LME Zinc Base Metal	1	10/2019	USD	60,750	(947)
LME Zinc Base Metal	1	10/2019	USD	60,788	791
LME Zinc Base Metal	1	10/2019	USD	60,638	104
LME Zinc Base Metal	1	10/2019	USD	60,613	(847)
LME Zinc Base Metal	1	10/2019	USD	60,763	822
LME Zinc Base Metal	1	10/2019	USD	60,771	1,630
LME Zinc Base Metal	1	10/2019	USD	60,663	321
LME Zinc Base Metal	1	10/2019	USD	60,788	(860)
LME Zinc Base Metal	1	10/2019	USD	60,488	(285)
LME Zinc Base Metal	1	10/2019	USD	60,721	(1,132)
LME Zinc Base Metal	1	10/2019	USD	60,513	(1,197)
LME Zinc Base Metal	1	10/2019	USD	60,729	(399)
LME Zinc Base Metal	1	10/2019	USD	60,713	(484)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Long Contracts (continued)
LME Zinc Base Metal	1	10/2019	USD	$60,779	$1,221
LME Zinc Base Metal	2	10/2019	USD	121,425	(1,776)
LME Zinc Base Metal	2	10/2019	USD	121,175	(576)
MSCI Singapore Index	12	10/2019	SGD	311,905	(380)
MSCI Taiwan Index	221	10/2019	USD	8,996,910	84,991
Natural Gas	115	10/2019	USD	2,679,500	(223,285)
OMXS30 Index	160	10/2019	SEK	2,678,166	(7,850)
SGX FTSE China A50 Index	203	10/2019	USD	2,758,770	(36,270)
LME Aluminum Base Metal	1	11/2019	USD	42,930	(1,216)
LME Aluminum Base Metal	1	11/2019	USD	42,969	(1,315)
LME Aluminum Base Metal	1	11/2019	USD	42,879	(1,749)
LME Aluminum Base Metal	1	11/2019	USD	43,022	(1,147)
LME Aluminum Base Metal	1	11/2019	USD	43,033	(1,407)
LME Aluminum Base Metal	1	11/2019	USD	43,129	(1,089)
LME Aluminum Base Metal	1	11/2019	USD	42,943	(1,241)
LME Aluminum Base Metal	1	11/2019	USD	43,044	(1,701)
LME Aluminum Base Metal	2	11/2019	USD	86,307	(1,049)
LME Copper Base Metal	1	11/2019	USD	142,969	(923)
LME Copper Base Metal	1	11/2019	USD	142,936	(1,561)
LME Copper Base Metal	1	11/2019	USD	142,963	1,068
LME Copper Base Metal	1	11/2019	USD	142,966	(1,066)
LME Copper Base Metal	2	11/2019	USD	285,925	(2,545)
LME Copper Base Metal	3	11/2019	USD	428,775	(1,045)
LME Copper Base Metal	3	11/2019	USD	428,860	(5,413)
LME Copper Base Metal	3	11/2019	USD	428,963	1,161
LME Copper Base Metal	3	11/2019	USD	428,850	(1,406)
LME Copper Base Metal	5	11/2019	USD	714,500	2,270
LME Copper Base Metal	6	11/2019	USD	857,757	(4,627)
LME Nickel Base Metal	1	11/2019	USD	102,918	13,758
LME Nickel Base Metal	2	11/2019	USD	205,908	33,724
LME Zinc Base Metal	1	11/2019	USD	60,383	3,456
LME Zinc Base Metal	1	11/2019	USD	60,373	3,415
LME Zinc Base Metal	1	11/2019	USD	60,463	495
100 oz Gold	348	12/2019	USD	51,256,920	1,081,573
Australia 10 Year Bond	151	12/2019	AUD	15,017,464	145,041
Australia 3 Year Bond	2,150	12/2019	AUD	167,883,915	625,717
Canada 10 Year Bond	15	12/2019	CAD	1,614,522	(12,055)
Cocoa	30	12/2019	USD	732,600	(8,501)
Cocoa	89	12/2019	GBP	2,097,772	53,126
DAX Index	12	12/2019	EUR	4,058,211	9,774
DJIA CBOT E-Mini Index	126	12/2019	USD	16,947,630	(143,073)
EURO STOXX 50 Index	976	12/2019	EUR	37,817,777	471,157
Euro-Bobl	648	12/2019	EUR	95,807,912	(695,045)
Euro-BTP	23	12/2019	EUR	3,656,041	4,652
Euro-Bund	98	12/2019	EUR	18,612,531	(209,934)
Euro-Buxl	4	12/2019	EUR	948,256	(272)
Euro-OAT	51	12/2019	EUR	9,467,099	(95,866)
Euro-Schatz	1,007	12/2019	EUR	123,291,121	(325,083)
FTSE 100 Index	159	12/2019	GBP	14,434,628	120,294
FTSE/MIB Index	44	12/2019	EUR	5,291,184	69,657
Japan 10 Year Bond	27	12/2019	JPY	38,710,197	32,762
KOSPI 200 Index	61	12/2019	KRW	3,495,203	(19,495)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Long Contracts (continued)
LME Aluminum Base Metal	1	12/2019	USD	$43,214	$(739)
LME Aluminum Base Metal	1	12/2019	USD	43,272	(1,875)
LME Aluminum Base Metal	1	12/2019	USD	43,190	(551)
LME Aluminum Base Metal	1	12/2019	USD	43,226	(1,139)
LME Aluminum Base Metal	1	12/2019	USD	43,221	(1,257)
LME Aluminum Base Metal	3	12/2019	USD	129,806	(7,050)
LME Aluminum Base Metal	3	12/2019	USD	129,188	(5,634)
LME Aluminum Base Metal	4	12/2019	USD	172,225	(5,987)
LME Aluminum Base Metal	5	12/2019	USD	215,188	(702)
LME Aluminum Base Metal	6	12/2019	USD	259,575	(10,943)
LME Aluminum Base Metal	8	12/2019	USD	344,900	(14,124)
LME Aluminum Base Metal	11	12/2019	USD	475,200	(20,117)
LME Aluminum Base Metal	12	12/2019	USD	516,600	(13,585)
LME Aluminum Base Metal	14	12/2019	USD	602,613	(7,329)
LME Copper Base Metal	1	12/2019	USD	143,125	(1,000)
LME Copper Base Metal	1	12/2019	USD	143,075	(2,643)
LME Copper Base Metal	1	12/2019	USD	143,085	(2,088)
LME Copper Base Metal	1	12/2019	USD	143,044	(1,812)
LME Copper Base Metal	1	12/2019	USD	143,081	(876)
LME Copper Base Metal	1	12/2019	USD	143,103	(594)
LME Copper Base Metal	1	12/2019	USD	143,097	(5,113)
LME Copper Base Metal	1	12/2019	USD	143,063	(2,524)
LME Copper Base Metal	2	12/2019	USD	286,213	(8,973)
LME Copper Base Metal	14	12/2019	USD	2,003,313	(20,476)
LME Nickel Base Metal	1	12/2019	USD	102,345	(2,933)
LME Nickel Base Metal	1	12/2019	USD	102,554	(10,408)
LME Nickel Base Metal	2	12/2019	USD	204,750	(1,896)
LME Nickel Base Metal	11	12/2019	USD	1,126,290	61,522
LME Zinc Base Metal	1	12/2019	USD	59,928	3,550
LME Zinc Base Metal	1	12/2019	USD	59,804	1,099
LME Zinc Base Metal	1	12/2019	USD	59,498	1,695
LME Zinc Base Metal	1	12/2019	USD	59,593	2,427
LME Zinc Base Metal	1	12/2019	USD	59,871	737
LME Zinc Base Metal	1	12/2019	USD	59,983	4,255
LME Zinc Base Metal	2	12/2019	USD	119,090	5,384
LME Zinc Base Metal	3	12/2019	USD	179,462	387
LME Zinc Base Metal	4	12/2019	USD	239,350	1,081
LME Zinc Base Metal	9	12/2019	USD	538,088	3,796
Long Gilt	139	12/2019	GBP	22,942,615	123,618
MSCI EAFE E-Mini Index	3	12/2019	USD	284,760	(2,069)
NASDAQ 100 E-Mini Index	148	12/2019	USD	23,000,680	(435,182)
Nikkei 225 Index	23	12/2019	JPY	4,628,717	(28,875)
Palladium	16	12/2019	USD	2,636,000	191,653
S&P 500 E-Mini Index	114	12/2019	USD	16,977,450	(131,133)
S&P/TSX 60 Index	339	12/2019	CAD	50,976,020	(94,078)
Silver	107	12/2019	USD	9,093,930	(425,903)
SPI 200 Index	522	12/2019	AUD	58,855,705	51,875
TOPIX Index	4	12/2019	JPY	587,468	(7,183)
U.S. Treasury 10 Year Note	511	12/2019	USD	66,589,688	(8,737)
U.S. Treasury 2 Year Note	425	12/2019	USD	91,587,500	(108,490)
U.S. Treasury 5 Year Note	984	12/2019	USD	117,242,063	(81,231)
U.S. Treasury Long Bond	147	12/2019	USD	23,859,938	78,355

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Long Contracts (continued)
U.S. Treasury Ultra Bond	133	12/2019	USD	$25,523,531	$168,195
Platinum	86	1/2020	USD	3,823,560	(270,205)
3 Month Euro Euribor	66	3/2020	EUR	18,074,995	(13,742)
3 Month Eurodollar	170	3/2020	USD	41,790,250	(18,811)
3 Month Sterling	87	3/2020	GBP	13,287,785	(4,290)
ASX 90 Day Bank Accepted Bill	37	3/2020	AUD	24,925,210	6,492
3 Month Euro Euribor	119	6/2020	EUR	32,597,870	(28,554)
3 Month Eurodollar	238	6/2020	USD	58,574,775	(30,869)
3 Month Euroswiss	6	6/2020	CHF	1,515,856	(2,714)
3 Month Sterling	116	6/2020	GBP	17,725,961	(2,471)
ASX 90 Day Bank Accepted Bill	60	6/2020	AUD	40,424,234	11,202
3 Month Euro Euribor	118	9/2020	EUR	32,328,761	(20,487)
3 Month Eurodollar	222	9/2020	USD	54,681,375	(27,286)
3 Month Euroswiss	9	9/2020	CHF	2,274,009	(2,135)
3 Month Sterling	117	9/2020	GBP	17,885,964	4,596
3 Month Euro Euribor	133	12/2020	EUR	36,441,974	(16,581)
3 Month Eurodollar	272	12/2020	USD	66,997,000	22,329
3 Month Sterling	136	12/2020	GBP	20,788,431	9,133
3 Month Euro Euribor	130	3/2021	EUR	35,619,974	(8,152)
3 Month Eurodollar	301	3/2021	USD	74,200,263	33,023
3 Month Sterling	147	3/2021	GBP	22,481,145	14,988
3 Month Euro Euribor	135	6/2021	EUR	36,988,134	(37,889)
3 Month Eurodollar	430	6/2021	USD	106,021,875	57,298
3 Month Sterling	162	6/2021	GBP	24,777,629	26,518
3 Month Euro Euribor	80	9/2021	EUR	21,917,804	(7,239)
3 Month Eurodollar	503	9/2021	USD	124,027,224	(967)
3 Month Sterling	164	9/2021	GBP	25,084,786	19,711

					1,013,684

Short Contracts
Brent Crude Oil	(75)	10/2019	USD	(4,443,750)	372,328
Hang Seng Index	(70)	10/2019	HKD	(11,629,305)	(12,628)
HSCEI	(123)	10/2019	HKD	(8,011,470)	(7,849)
LME Aluminum Base Metal	(1)	10/2019	USD	(42,548)	2,019
LME Aluminum Base Metal	(1)	10/2019	USD	(42,764)	2,486
LME Aluminum Base Metal	(1)	10/2019	USD	(42,790)	2,793
LME Aluminum Base Metal	(1)	10/2019	USD	(42,854)	2,366
LME Aluminum Base Metal	(1)	10/2019	USD	(42,613)	2,510
LME Aluminum Base Metal	(1)	10/2019	USD	(42,623)	3,237
LME Aluminum Base Metal	(1)	10/2019	USD	(42,866)	2,249
LME Aluminum Base Metal	(2)	10/2019	USD	(85,503)	6,118
LME Aluminum Base Metal	(2)	10/2019	USD	(85,375)	6,564
LME Aluminum Base Metal	(2)	10/2019	USD	(85,682)	4,390
LME Aluminum Base Metal	(2)	10/2019	USD	(85,354)	6,192
LME Aluminum Base Metal	(2)	10/2019	USD	(85,388)	6,482
LME Aluminum Base Metal	(4)	10/2019	USD	(170,800)	14,426
LME Aluminum Base Metal	(5)	10/2019	USD	(213,170)	16,624
LME Copper Base Metal	(1)	10/2019	USD	(142,731)	8,441
LME Copper Base Metal	(1)	10/2019	USD	(142,744)	7,431
LME Copper Base Metal	(1)	10/2019	USD	(142,537)	3,028
LME Copper Base Metal	(1)	10/2019	USD	(142,381)	5,340
LME Copper Base Metal	(2)	10/2019	USD	(285,029)	10,974

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Short Contracts (continued)
LME Copper Base Metal	(2)	10/2019	USD	$(284,807)	$9,915
LME Copper Base Metal	(2)	10/2019	USD	(285,118)	9,945
LME Nickel Base Metal	(1)	10/2019	USD	(103,314)	(30,635)
LME Nickel Base Metal	(1)	10/2019	USD	(103,301)	(27,551)
LME Nickel Base Metal	(1)	10/2019	USD	(103,292)	(26,291)
LME Nickel Base Metal	(2)	10/2019	USD	(206,196)	(33,828)
LME Nickel Base Metal	(2)	10/2019	USD	(205,944)	(33,719)
LME Nickel Base Metal	(2)	10/2019	USD	(206,160)	(33,822)
LME Nickel Base Metal	(2)	10/2019	USD	(205,980)	(34,626)
LME Nickel Base Metal	(2)	10/2019	USD	(206,388)	(39,762)
LME Nickel Base Metal	(2)	10/2019	USD	(206,016)	(37,488)
LME Nickel Base Metal	(2)	10/2019	USD	(206,640)	(59,314)
LME Nickel Base Metal	(2)	10/2019	USD	(206,478)	(45,444)
LME Nickel Base Metal	(2)	10/2019	USD	(206,124)	(33,318)
LME Nickel Base Metal	(3)	10/2019	USD	(309,492)	(52,821)
LME Nickel Base Metal	(4)	10/2019	USD	(412,176)	(74,429)
LME Nickel Base Metal	(4)	10/2019	USD	(413,136)	(96,114)
LME Nickel Base Metal	(6)	10/2019	USD	(618,804)	(90,108)
LME Zinc Base Metal	(1)	10/2019	USD	(60,771)	(1,550)
LME Zinc Base Metal	(1)	10/2019	USD	(60,788)	(665)
LME Zinc Base Metal	(1)	10/2019	USD	(60,729)	395
LME Zinc Base Metal	(1)	10/2019	USD	(60,513)	1,335
LME Zinc Base Metal	(1)	10/2019	USD	(60,763)	(1,014)
LME Zinc Base Metal	(1)	10/2019	USD	(60,721)	776
LME Zinc Base Metal	(1)	10/2019	USD	(60,750)	898
LME Zinc Base Metal	(1)	10/2019	USD	(60,713)	497
LME Zinc Base Metal	(1)	10/2019	USD	(60,613)	810
LME Zinc Base Metal	(1)	10/2019	USD	(60,638)	(240)
LME Zinc Base Metal	(1)	10/2019	USD	(60,488)	135
LME Zinc Base Metal	(1)	10/2019	USD	(60,788)	772
LME Zinc Base Metal	(1)	10/2019	USD	(60,779)	(1,039)
LME Zinc Base Metal	(1)	10/2019	USD	(60,663)	(553)
LME Zinc Base Metal	(2)	10/2019	USD	(121,425)	1,817
LME Zinc Base Metal	(2)	10/2019	USD	(121,175)	294
NY Harbor ULSD	(14)	10/2019	USD	(1,115,554)	(9,618)
RBOB Gasoline	(8)	10/2019	USD	(526,344)	4,832
WTI Crude Oil	(177)	10/2019	USD	(9,570,390)	266,577
LME Aluminum Base Metal	(1)	11/2019	USD	(43,044)	1,728
LME Aluminum Base Metal	(1)	11/2019	USD	(43,033)	1,339
LME Aluminum Base Metal	(1)	11/2019	USD	(42,943)	1,254
LME Aluminum Base Metal	(1)	11/2019	USD	(42,879)	1,727
LME Aluminum Base Metal	(1)	11/2019	USD	(43,022)	1,298
LME Aluminum Base Metal	(1)	11/2019	USD	(42,930)	1,182
LME Aluminum Base Metal	(1)	11/2019	USD	(42,969)	1,240
LME Aluminum Base Metal	(1)	11/2019	USD	(43,129)	1,018
LME Aluminum Base Metal	(2)	11/2019	USD	(86,307)	905
LME Copper Base Metal	(1)	11/2019	USD	(142,936)	1,487
LME Copper Base Metal	(1)	11/2019	USD	(142,966)	804
LME Copper Base Metal	(1)	11/2019	USD	(142,969)	978
LME Copper Base Metal	(1)	11/2019	USD	(142,963)	(1,715)
LME Copper Base Metal	(2)	11/2019	USD	(285,925)	2,082
LME Copper Base Metal	(3)	11/2019	USD	(428,850)	1,679

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Short Contracts (continued)
LME Copper Base Metal	(3)	11/2019	USD	$(428,860)	$6,806
LME Copper Base Metal	(3)	11/2019	USD	(428,963)	(1,196)
LME Copper Base Metal	(3)	11/2019	USD	(428,775)	1,718
LME Copper Base Metal	(5)	11/2019	USD	(714,500)	(2,090)
LME Copper Base Metal	(6)	11/2019	USD	(857,757)	5,401
LME Nickel Base Metal	(1)	11/2019	USD	(102,918)	(13,640)
LME Nickel Base Metal	(2)	11/2019	USD	(205,908)	(33,894)
LME Zinc Base Metal	(1)	11/2019	USD	(60,383)	(3,342)
LME Zinc Base Metal	(1)	11/2019	USD	(60,463)	(428)
LME Zinc Base Metal	(1)	11/2019	USD	(60,373)	(3,500)
Low Sulphur Gasoil	(89)	11/2019	USD	(5,219,850)	(108,014)
Soybean	(227)	11/2019	USD	(10,283,100)	(311,322)
Coffee ’C’	(165)	12/2019	USD	(6,258,656)	(208,622)
Copper	(38)	12/2019	USD	(2,449,575)	5,227
Corn	(291)	12/2019	USD	(5,645,400)	(278,766)
Cotton No. 2	(64)	12/2019	USD	(1,946,560)	2,528
FTSE/JSE Top 40 Index	(72)	12/2019	ZAR	(2,344,790)	110,336
KC HRW Wheat	(64)	12/2019	USD	(1,328,000)	3,768
Lean Hogs	(23)	12/2019	USD	(667,920)	(65,175)
Live Cattle	(106)	12/2019	USD	(4,676,720)	(307,316)
LME Aluminum Base Metal	(1)	12/2019	USD	(43,226)	1,233
LME Aluminum Base Metal	(1)	12/2019	USD	(43,190)	450
LME Aluminum Base Metal	(1)	12/2019	USD	(43,221)	1,345
LME Aluminum Base Metal	(1)	12/2019	USD	(43,214)	925
LME Aluminum Base Metal	(1)	12/2019	USD	(43,272)	1,700
LME Aluminum Base Metal	(3)	12/2019	USD	(129,806)	7,060
LME Aluminum Base Metal	(3)	12/2019	USD	(129,188)	5,332
LME Aluminum Base Metal	(4)	12/2019	USD	(172,225)	6,185
LME Aluminum Base Metal	(5)	12/2019	USD	(215,188)	679
LME Aluminum Base Metal	(6)	12/2019	USD	(259,575)	9,735
LME Aluminum Base Metal	(8)	12/2019	USD	(344,900)	13,606
LME Aluminum Base Metal	(12)	12/2019	USD	(516,600)	12,689
LME Aluminum Base Metal	(14)	12/2019	USD	(602,613)	5,530
LME Aluminum Base Metal	(118)	12/2019	USD	(5,097,600)	99,800
LME Copper Base Metal	(1)	12/2019	USD	(143,081)	666
LME Copper Base Metal	(1)	12/2019	USD	(143,097)	4,150
LME Copper Base Metal	(1)	12/2019	USD	(143,085)	2,163
LME Copper Base Metal	(1)	12/2019	USD	(143,044)	1,741
LME Copper Base Metal	(1)	12/2019	USD	(143,103)	777
LME Copper Base Metal	(1)	12/2019	USD	(143,075)	2,472
LME Copper Base Metal	(1)	12/2019	USD	(143,125)	1,011
LME Copper Base Metal	(1)	12/2019	USD	(143,063)	1,835
LME Copper Base Metal	(2)	12/2019	USD	(286,213)	10,282
LME Copper Base Metal	(22)	12/2019	USD	(3,148,063)	(27,401)
LME Nickel Base Metal	(1)	12/2019	USD	(102,390)	10,519
LME Nickel Base Metal	(1)	12/2019	USD	(102,554)	7,410
LME Nickel Base Metal	(1)	12/2019	USD	(102,345)	3,171
LME Nickel Base Metal	(2)	12/2019	USD	(204,750)	1,819
LME Zinc Base Metal	(1)	12/2019	USD	(59,928)	(3,119)
LME Zinc Base Metal	(1)	12/2019	USD	(59,983)	(4,281)
LME Zinc Base Metal	(1)	12/2019	USD	(59,498)	(1,845)
LME Zinc Base Metal	(1)	12/2019	USD	(59,871)	(699)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Short Contracts (continued)
LME Zinc Base Metal	(1)	12/2019	USD	$(59,593)	$(2,022)
LME Zinc Base Metal	(1)	12/2019	USD	(59,804)	(1,232)
LME Zinc Base Metal	(2)	12/2019	USD	(119,090)	(5,364)
LME Zinc Base Metal	(3)	12/2019	USD	(179,462)	4
LME Zinc Base Metal	(4)	12/2019	USD	(239,350)	(2,462)
LME Zinc Base Metal	(37)	12/2019	USD	(2,212,138)	(122,670)
MSCI Emerging Markets E-Mini Index	(13)	12/2019	USD	(651,235)	1,923
Russell 2000 E-Mini Index	(82)	12/2019	USD	(6,252,500)	122,517
S&P Midcap 400 E-Mini Index	(1)	12/2019	USD	(193,800)	(273)
Soybean Meal	(140)	12/2019	USD	(4,214,000)	2,444
Soybean Oil	(31)	12/2019	USD	(540,888)	(1,207)
Wheat	(209)	12/2019	USD	(5,180,588)	(206,812)
Sugar No. 11	(555)	2/2020	USD	(7,863,240)	(429,621)
3 Month Canadian Bankers Acceptance	(22)	3/2020	CAD	(4,070,668)	1,331
3 Month Euroswiss	(3)	3/2020	CHF	(757,853)	79
3 Month Canadian Bankers Acceptance	(27)	6/2020	CAD	(4,998,622)	1,790

					(1,648,580)

					$(634,896)

Forward foreign currency contracts outstanding as of September 30, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)

AUD	3,534,500	USD	2,379,809	CITI	12/18/2019	$11,726
AUD	3,534,500	USD	2,379,812	JPMC	12/18/2019	11,724
CAD	59,403,206	USD	44,734,451	CITI	12/18/2019	162,441
CAD	59,403,220	USD	44,734,517	JPMC	12/18/2019	162,387
COP	119,068,500	USD	34,035	CITI**	12/18/2019	54
COP	119,068,500	USD	34,035	JPMC**	12/18/2019	54
GBP	8,993,000	USD	11,005,575	CITI	12/18/2019	87,727
GBP	8,993,000	USD	11,005,589	JPMC	12/18/2019	87,715
HKD	4	USD	1	JPMC	12/18/2019	—
IDR	50,475,325,242	USD	3,485,686	CITI**	12/18/2019	38,905
IDR	50,475,325,242	USD	3,485,701	JPMC**	12/18/2019	38,891
ILS	14,917,004	USD	4,260,951	CITI	12/18/2019	48,439
ILS	14,916,996	USD	4,260,954	JPMC	12/18/2019	48,433
INR	294,306,520	USD	4,063,280	CITI**	12/18/2019	62,019
INR	294,306,512	USD	4,063,285	JPMC**	12/18/2019	62,014
KRW	1,968,977,000	USD	1,631,975	CITI**	12/18/2019	13,613
KRW	1,968,977,000	USD	1,631,952	JPMC**	12/18/2019	13,637
MXN	34,749,396	USD	1,714,751	CITI	12/18/2019	24,301
MXN	34,749,393	USD	1,714,753	JPMC	12/18/2019	24,300
PHP	147,407,496	USD	2,815,607	CITI**	12/18/2019	20,499
PHP	147,407,504	USD	2,815,608	JPMC**	12/18/2019	20,499
TWD	174,802,496	USD	5,609,352	CITI**	12/18/2019	56,480
TWD	174,802,504	USD	5,609,343	JPMC**	12/18/2019	56,488

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Forward foreign currency contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)

USD	30,288,382	AUD	44,567,750	CITI	12/18/2019	$132,670
USD	30,288,345	AUD	44,567,750	JPMC	12/18/2019	132,633
USD	5,511,178	BRL	22,656,000	CITI**	12/18/2019	84,258
USD	5,511,067	BRL	22,656,000	JPMC**	12/18/2019	84,146
USD	1,519,133	CAD	2,008,000	CITI	12/18/2019	1,488
USD	1,519,131	CAD	2,008,000	JPMC	12/18/2019	1,486
USD	15,088,468	CHF	14,817,996	CITI	12/18/2019	137,058
USD	15,088,457	CHF	14,818,004	JPMC	12/18/2019	137,039
USD	5,616,960	CLP	4,024,668,034	CITI**	12/18/2019	88,511
USD	5,616,953	CLP	4,024,668,030	JPMC**	12/18/2019	88,504
USD	2,554,263	COP	8,742,583,004	CITI**	12/18/2019	51,261
USD	2,554,260	COP	8,742,583,004	JPMC**	12/18/2019	51,258
USD	142,971,820	EUR	128,492,498	CITI	12/18/2019	2,067,230
USD	142,971,939	EUR	128,492,505	JPMC	12/18/2019	2,067,341
USD	24,013,700	GBP	19,382,938	CITI	12/18/2019	103,904
USD	24,013,671	GBP	19,382,939	JPMC	12/18/2019	103,874
USD	1	HKD	4	JPMC	12/18/2019	—
USD	16,016,270	HUF	4,795,807,016	CITI	12/18/2019	330,082
USD	16,016,250	HUF	4,795,807,016	JPMC	12/18/2019	330,062
USD	1,179,318	IDR	16,872,392,500	CITI**	12/18/2019	1,153
USD	1,179,316	IDR	16,872,392,500	JPMC**	12/18/2019	1,151
USD	5,804,767	JPY	621,963,000	CITI	12/18/2019	19,057
USD	5,804,760	JPY	621,963,000	JPMC	12/18/2019	19,049
USD	10,699,672	KRW	12,758,339,813	CITI**	12/18/2019	36,787
USD	10,699,659	KRW	12,758,339,814	JPMC**	12/18/2019	36,775
USD	3,324,518	MXN	66,187,000	CITI	12/18/2019	12,156
USD	3,324,514	MXN	66,187,000	JPMC	12/18/2019	12,152
USD	17,297,498	NOK	155,418,496	CITI	12/18/2019	192,629
USD	17,297,477	NOK	155,418,504	JPMC	12/18/2019	192,608
USD	73,336,237	NZD	115,763,500	CITI	12/18/2019	715,468
USD	73,336,145	NZD	115,763,500	JPMC	12/18/2019	715,377
USD	85,734	PHP	4,450,000	CITI**	12/18/2019	116
USD	85,734	PHP	4,450,000	JPMC**	12/18/2019	116
USD	11,702,631	PLN	46,205,001	CITI	12/18/2019	167,168
USD	11,702,616	PLN	46,204,999	JPMC	12/18/2019	167,154
USD	20,204,725	SEK	194,989,500	CITI	12/18/2019	289,511
USD	20,204,700	SEK	194,989,500	JPMC	12/18/2019	289,484
USD	269,984	SGD	372,500	CITI	12/18/2019	228
USD	269,984	SGD	372,500	JPMC	12/18/2019	228
USD	1,084,974	TWD	33,435,000	CITI**	12/18/2019	1,254
USD	1,084,973	TWD	33,435,000	JPMC**	12/18/2019	1,253
USD	5,729,785	ZAR	86,895,000	CITI	12/18/2019	50,209
USD	5,729,778	ZAR	86,895,000	JPMC	12/18/2019	50,202
ZAR	81,359,500	USD	5,253,098	CITI	12/18/2019	64,671
ZAR	81,359,500	USD	5,253,105	JPMC	12/18/2019	64,664

Total unrealized appreciation						10,145,771

AUD	102,737,500	USD	70,405,707	CITI	12/18/2019	(890,813)
AUD	102,737,500	USD	70,405,795	JPMC	12/18/2019	(890,902)
BRL	4,301,500	USD	1,054,987	CITI**	12/18/2019	(24,625)
BRL	4,301,500	USD	1,054,988	JPMC**	12/18/2019	(24,626)
CAD	42,296,784	USD	32,114,977	CITI	12/18/2019	(147,102)
CAD	42,296,790	USD	32,115,021	JPMC	12/18/2019	(147,144)
CHF	36,133,000	USD	37,022,710	CITI	12/18/2019	(564,387)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Forward foreign currency contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)

CHF	36,133,000	USD	37,022,757	JPMC	12/18/2019	$(564,433)
CLP	309,914,500	USD	431,037	CITI**	12/18/2019	(5,326)
CLP	309,914,500	USD	431,038	JPMC**	12/18/2019	(5,327)
COP	1,656,640,500	USD	482,254	CITI**	12/18/2019	(7,958)
COP	1,656,640,500	USD	482,255	JPMC**	12/18/2019	(7,959)
EUR	17,651,000	USD	19,600,890	CITI	12/18/2019	(244,843)
EUR	17,651,000	USD	19,600,915	JPMC	12/18/2019	(244,867)
GBP	48,479,997	USD	60,446,333	CITI	12/18/2019	(643,900)
GBP	48,480,003	USD	60,446,416	JPMC	12/18/2019	(643,977)
HUF	63,914,000	USD	211,456	CITI	12/18/2019	(2,406)
HUF	63,914,000	USD	211,457	JPMC	12/18/2019	(2,406)
IDR	102,196,800,914	USD	7,177,766	CITI**	12/18/2019	(41,568)
IDR	102,196,800,914	USD	7,177,775	JPMC**	12/18/2019	(41,578)
JPY	5,340,707,427	USD	50,519,076	CITI	12/18/2019	(838,005)
JPY	5,340,707,425	USD	50,519,139	JPMC	12/18/2019	(838,068)
KRW	7,056,955,500	USD	5,950,540	CITI**	12/18/2019	(52,633)
KRW	7,056,955,500	USD	5,950,752	JPMC**	12/18/2019	(52,845)
MXN	234,438,608	USD	11,880,752	CITI	12/18/2019	(148,151)
MXN	234,438,611	USD	11,880,767	JPMC	12/18/2019	(148,167)
NOK	10,082,500	USD	1,119,789	CITI	12/18/2019	(10,141)
NOK	10,082,500	USD	1,119,791	JPMC	12/18/2019	(10,143)
NZD	43,700,000	USD	27,964,152	CITI	12/18/2019	(550,264)
NZD	43,700,000	USD	27,964,187	JPMC	12/18/2019	(550,299)
PLN	52,025,505	USD	13,223,675	CITI	12/18/2019	(235,076)
PLN	52,025,496	USD	13,223,689	JPMC	12/18/2019	(235,092)
SEK	71,168,000	USD	7,417,530	CITI	12/18/2019	(148,800)
SEK	71,168,000	USD	7,417,539	JPMC	12/18/2019	(148,810)
SGD	6,416,000	USD	4,666,684	CITI	12/18/2019	(20,365)
SGD	6,416,000	USD	4,666,690	JPMC	12/18/2019	(20,371)
TWD	48,978,000	USD	1,596,148	CITI**	12/18/2019	(8,637)
TWD	48,978,000	USD	1,596,150	JPMC**	12/18/2019	(8,638)
USD	30,400,840	AUD	45,204,250	CITI	12/18/2019	(185,543)
USD	30,400,802	AUD	45,204,250	JPMC	12/18/2019	(185,582)
USD	3,676,380	BRL	15,429,500	CITI**	12/18/2019	(19,535)
USD	3,676,375	BRL	15,429,500	JPMC**	12/18/2019	(19,539)
USD	27,917,398	CAD	37,075,499	CITI	12/18/2019	(104,233)
USD	27,917,365	CAD	37,075,501	JPMC	12/18/2019	(104,267)
USD	10,745	COP	37,549,000	CITI**	12/18/2019	(5)
USD	10,745	COP	37,549,000	JPMC**	12/18/2019	(5)
USD	36,782,338	GBP	30,035,560	CITI	12/18/2019	(267,985)
USD	36,782,298	GBP	30,035,565	JPMC	12/18/2019	(268,031)
USD	1,108,248	HUF	339,358,000	CITI	12/18/2019	(1,728)
USD	1,108,247	HUF	339,358,000	JPMC	12/18/2019	(1,730)
USD	1,069,773	IDR	15,416,496,500	CITI**	12/18/2019	(6,731)
USD	1,069,772	IDR	15,416,496,500	JPMC**	12/18/2019	(6,732)
USD	152,099	ILS	533,500	CITI	12/18/2019	(2,024)
USD	152,099	ILS	533,500	JPMC	12/18/2019	(2,024)
USD	2,301,086	INR	167,507,504	CITI**	12/18/2019	(46,869)
USD	2,301,585	INR	167,507,496	JPMC**	12/18/2019	(46,370)
USD	6,657,182	JPY	715,809,500	CITI	12/18/2019	(1,521)
USD	6,657,173	JPY	715,809,500	JPMC	12/18/2019	(1,529)
USD	33,160,862	KRW	40,030,026,802	CITI**	12/18/2019	(294,552)
USD	33,160,818	KRW	40,030,026,818	JPMC**	12/18/2019	(294,597)
USD	4,478,779	MXN	90,848,500	CITI	12/18/2019	(67,781)
USD	4,478,774	MXN	90,848,500	JPMC	12/18/2019	(67,787)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Forward foreign currency contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)

USD	4,668,856	NOK	42,474,500	CITI	12/18/2019	$(5,753)
USD	4,668,850	NOK	42,474,500	JPMC	12/18/2019	(5,759)
USD	1,560,148	PHP	81,843,000	CITI**	12/18/2019	(14,503)
USD	1,560,146	PHP	81,843,000	JPMC**	12/18/2019	(14,505)
USD	4,149,166	PLN	16,628,004	CITI	12/18/2019	(2,153)
USD	4,149,158	PLN	16,627,996	JPMC	12/18/2019	(2,159)
USD	630,661	SEK	6,195,000	CITI	12/18/2019	(2,065)
USD	630,660	SEK	6,195,000	JPMC	12/18/2019	(2,065)
USD	9,939,002	SGD	13,790,000	CITI	12/18/2019	(47,397)
USD	9,938,989	SGD	13,790,000	JPMC	12/18/2019	(47,410)
USD	7,191,329	TWD	223,914,996	CITI**	12/18/2019	(66,373)
USD	7,191,321	TWD	223,915,004	JPMC**	12/18/2019	(66,383)
USD	7,054,304	ZAR	108,890,500	CITI	12/18/2019	(62,928)
USD	7,054,295	ZAR	108,890,500	JPMC	12/18/2019	(62,937)
ZAR	221,228,000	USD	14,856,280	CITI	12/18/2019	(396,516)
ZAR	221,228,000	USD	14,856,299	JPMC	12/18/2019	(396,534)

Total unrealized depreciation						(12,362,792)

Net unrealized depreciation						$(2,217,021)

**	Non-deliverable forward.

See notes to Consolidated Schedules of Investments.

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 115.9%

COMMON STOCKS - 52.4%

Australia - 2.1%
Afterpay Touch Group Ltd. (2)*	2,574	62,595
Aurizon Holdings Ltd. (2)	4,504	17,955
Beach Energy Ltd. (2)	17,039	29,084
BHP Group Ltd. (2)	7,430	183,599
BHP Group plc (2)	29,914	638,942
BlueScope Steel Ltd. (2)	26,392	214,366
Evolution Mining Ltd. (2)	23,495	71,683
Fortescue Metals Group Ltd. (2)	49,709	295,879
Iluka Resources Ltd. (2)	47,652	257,377
Newcrest Mining Ltd. (2)	2,474	57,089
Qantas Airways Ltd. (2)	108,073	459,276
Rio Tinto plc (2)	5,612	291,726
Santos Ltd. (2)	83,276	434,217
South32 Ltd. (2)	225,128	397,056
Telstra Corp. Ltd. (2)	41,079	97,376
Vocus Group Ltd. (2)*	19,446	45,719
WiseTech Global Ltd. (2)	1,597	37,530
Woodside Petroleum Ltd. (2)	15,459	337,735

		3,929,204

Austria - 0.0% (a)
ams AG (2)*	691	30,834

Belgium - 0.0% (a)
bpost SA (2)	2,765	28,976

Canada - 1.5%
Air Canada *	1,925	62,784
Alimentation Couche-Tard, Inc., Class B	3,040	93,161
Barrick Gold Corp.	1,604	27,749
Canadian National Railway Co.	1,040	93,383
Canadian Natural Resources Ltd.	548	14,581
Canadian Pacific Railway Ltd.	243	54,002
Cenovus Energy, Inc.	1,531	14,364
CGI, Inc. *	2,785	220,219
Constellation Software, Inc.	15	14,981
Cronos Group, Inc. *	5,471	49,430
Empire Co. Ltd., Class A	4,548	123,136
Franco-Nevada Corp.	276	25,149
Husky Energy, Inc.	16,590	116,707
iA Financial Corp., Inc.	969	44,096
Magna International, Inc.	13,599	724,882
Manulife Financial Corp.	8,599	157,720
Methanex Corp.	997	35,377
Open Text Corp.	380	15,500
Shopify, Inc., Class A *	1,209	376,247
Teck Resources Ltd., Class B	20,044	324,977
Thomson Reuters Corp.	743	49,660
West Fraser Timber Co. Ltd.	1,436	57,447

		2,695,552

Chile - 0.0% (a)
Lundin Mining Corp.	4,275	20,103

China - 0.2%
Yangzijiang Shipbuilding Holdings Ltd. (2)	647,000	449,862

INVESTMENTS	SHARES	VALUE ($)
Denmark - 0.5%
Novo Nordisk A/S, Class B (2)	4,281	221,226
Pandora A/S (2)(b)	17,136	687,680
Rockwool International A/S, Class B (2)	186	37,191

		946,097

Finland - 0.3%
Kone OYJ, Class B (2)	1,452	82,634
Neste OYJ (2)	479	15,848
Stora Enso OYJ, Class R (2)(c)	8,274	99,571
UPM-Kymmene OYJ (2)	12,474	368,340

		566,393

France - 2.1%
Atos SE (2)	4,223	297,254
AXA SA (2)(b)	31,852	813,301
BNP Paribas SA (2)	2,909	141,427
CNP Assurances (2)	2,919	56,409
Electricite de France SA (2)	43,044	481,510
Engie SA (2)	42,910	700,384
Kering SA (2)	151	76,947
Orange SA (2)	1,612	25,231
Peugeot SA (2)	30,907	771,400
Sanofi (2)	1,746	161,737
TOTAL SA (2)	7,680	399,873

		3,925,473

Germany - 2.3%
adidas AG (2)	1,139	354,536
Allianz SE (Registered) (2)(b)	5,846	1,360,784
CECONOMY AG (2)*(c)	17,840	96,484
Covestro AG (2)(d)	1,920	95,006
Deutsche Lufthansa AG (Registered) (2)	20,965	332,823
E.ON SE (2)(b)(c)	134,258	1,305,337
HeidelbergCement AG (2)	5,156	372,521
KION Group AG (2)	142	7,468
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (2)	515	133,023
ProSiebenSat.1 Media SE (2)	13,044	179,686
Salzgitter AG (2)	2,548	42,796
Software AG (2)	316	8,676

		4,289,140

Hong Kong - 0.8%
CK Asset Holdings Ltd. (2)	68,000	460,706
Henderson Land Development Co. Ltd. (2)	8,000	37,263
HKT Trust & HKT Ltd. (2)	19,000	30,140
Hong Kong Exchanges & Clearing Ltd. (2)	3,000	87,930
Hysan Development Co. Ltd. (2)	14,000	56,457
Kerry Properties Ltd. (2)	4,000	12,316
New World Development Co. Ltd. (2)	202,000	262,329
Swire Properties Ltd. (2)	32,400	101,684
WH Group Ltd. (2)(d)	292,500	261,951
Wharf Holdings Ltd. (The) (2)	6,000	13,087
Wheelock & Co. Ltd. (2)	15,000	85,458
Yue Yuen Industrial Holdings Ltd. (2)	3,500	9,562

		1,418,883

Italy - 0.7%
BPER Banca (2)	63,477	245,253
Enel SpA (2)	66,838	499,233

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND

INVESTMENTS	SHARES	VALUE ($)
Italy - 0.7% (continued)
Eni SpA (2)	8,437	128,958
Leonardo SpA (2)	5,547	65,205
Unipol Gruppo SpA (2)	63,013	335,528

		1,274,177

Japan - 3.1%
Astellas Pharma, Inc. (2)	25,500	364,757
Dai-ichi Life Holdings, Inc. (2)	16,300	247,807
GungHo Online Entertainment, Inc. (2)	3,030	68,924
Hachijuni Bank Ltd. (The) (2)	26,500	108,566
Haseko Corp. (2)	14,900	174,259
Hoya Corp. (2)	1,800	147,425
Idemitsu Kosan Co. Ltd. (2)	3,900	110,652
IHI Corp. (2)	600	13,144
Iyo Bank Ltd. (The) (2)	1,200	6,304
JFE Holdings, Inc. (2)	2,700	32,703
JXTG Holdings, Inc. (2)	49,900	228,090
Kamigumi Co. Ltd. (2)	7,100	161,284
Marubeni Corp. (2)	45,400	302,771
Mazda Motor Corp. (2)	14,600	130,864
MINEBEA MITSUMI, Inc. (2)	2,200	35,120
Mitsubishi Gas Chemical Co., Inc. (2)	18,700	251,513
Mitsubishi UFJ Financial Group, Inc. (2)	32,600	166,027
Nikon Corp. (2)	9,500	119,181
Nippon Express Co. Ltd. (2)	1,600	81,947
Nippon Telegraph & Telephone Corp. (2)	300	14,353
Nitto Denko Corp. (2)	1,000	48,455
Persol Holdings Co. Ltd. (2)	2,600	49,418
Resona Holdings, Inc. (2)	29,600	127,373
Shinsei Bank Ltd. (2)	15,300	223,720
Showa Denko KK (2)	3,100	81,805
SoftBank Group Corp. (2)	6,600	260,439
Sojitz Corp. (2)	46,400	144,345
Sony Corp. (2)	5,900	348,739
Sumitomo Corp. (2)	21,200	331,896
Sumitomo Dainippon Pharma Co. Ltd. (2)	8,200	135,672
Sumitomo Heavy Industries Ltd. (2)	2,100	62,576
Sumitomo Mitsui Financial Group, Inc. (2)	5,700	195,864
Taiheiyo Cement Corp. (2)	10,200	274,088
Teijin Ltd. (2)	2,100	40,534
Tokyo Electric Power Co. Holdings, Inc. (2)*	49,300	241,795
Tosoh Corp. (2)	11,000	146,540
Toyota Boshoku Corp. (2)	1,900	26,722
Toyota Tsusho Corp. (2)	3,500	113,602

		5,619,274

Luxembourg - 0.0% (a)
SES SA, FDR (2)	1,034	18,847

Macau - 0.0% (a)
Wynn Macau Ltd. (2)	12,000	23,384

Malta - 0.0% (a)
Kindred Group plc, SDR (2)	14,377	83,913

Netherlands - 1.0%
Aegon NV (2)	33,382	138,640
ASM International NV (2)	1,109	102,030
ING Groep NV (2)	10,000	104,467
Koninklijke Ahold Delhaize NV (2)(b)	37,198	930,234

INVESTMENTS	SHARES	VALUE ($)
Netherlands - 1.0% (continued)
Koninklijke Philips NV (2)	352	16,266
NN Group NV (2)	4,632	164,152
Royal Dutch Shell plc, Class A (2)	1,732	50,796
Royal Dutch Shell plc, Class B (2)	6,941	205,144
Signify NV (2)(d)	1,168	32,100

		1,743,829

Norway - 0.2%
Equinor ASA (2)	16,195	306,769
Salmar ASA (2)	2,634	115,639

		422,408

Russia - 0.2%
Evraz plc (2)	48,300	277,994

Singapore - 0.2%
ComfortDelGro Corp. Ltd. (2)	176,000	305,793

South Africa - 0.1%
Anglo American plc (2)	9,983	229,429

Spain - 0.8%
Enagas SA (2)	5,095	117,779
Endesa SA (2)	24,309	639,465
Iberdrola SA (2)	30,515	317,166
Naturgy Energy Group SA (2)	603	15,993
Red Electrica Corp. SA (2)	3,330	67,452
Telefonica SA (2)	39,051	298,394

		1,456,249

Sweden - 0.5%
Boliden AB (2)*	1,266	29,076
Fingerprint Cards AB, Class B (2)*(c)	24,306	49,239
Getinge AB, Class B (2)(c)	22,965	321,006
Sandvik AB (2)	6,307	98,187
SKF AB, Class B (2)	706	11,658
SSAB AB, Class A (2)	26,171	72,766
Swedish Orphan Biovitrum AB (2)*	10,029	153,431
Telefonaktiebolaget LM Ericsson, Class B (2)	4,008	32,009
Volvo AB, Class B (2)	8,502	119,310

		886,682

Switzerland - 1.2%
Adecco Group AG (Registered) (2)	696	38,515
Coca-Cola HBC AG (2)*	650	21,229
Glencore plc (2)*	29,931	90,199
LafargeHolcim Ltd. (Registered) (2)*	3,387	166,789
Novartis AG (Registered) (2)	358	31,070
Roche Holding AG (2)(b)	4,412	1,284,618
Sonova Holding AG (Registered) (2)	683	158,921
Swiss Life Holding AG (Registered) (2)	35	16,734
Zurich Insurance Group AG (2)(c)	814	311,768

		2,119,843

United Kingdom - 1.7%
AstraZeneca plc (2)	306	27,322
Barclays plc (2)	7,014	12,923
Barratt Developments plc (2)	7,767	61,830
Berkeley Group Holdings plc (2)	1,164	59,765
BP plc (2)	6,951	44,005

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 1.7% (continued)
BT Group plc (2)	97,126	213,038
Burberry Group plc (2)	4,320	115,394
Centrica plc (2)	140,591	127,486
Compass Group plc (2)	1,519	39,088
Diageo plc (2)	4,724	192,977
Dialog Semiconductor plc (2)*	3,713	175,851
Drax Group plc (2)	56,322	191,275
Fiat Chrysler Automobiles NV (2)	48,011	622,116
GlaxoSmithKline plc (2)	697	14,940
HSBC Holdings plc (2)	11,865	90,913
Indivior plc (2)*	153,219	91,376
Inmarsat plc (2)	6,513	46,858
Legal & General Group plc (2)	8,076	24,651
Micro Focus International plc (2)	1,485	20,868
National Grid plc (2)	11,129	120,497
Next plc (2)	366	27,822
Playtech plc (2)	6,731	35,268
Provident Financial plc (2)	2,619	13,120
Royal Mail plc (2)	41,668	108,189
Sage Group plc (The) (2)	3,915	33,270
Standard Chartered plc (2)	7,154	60,050
Tate & Lyle plc (2)	5,610	50,754
Taylor Wimpey plc (2)	6,979	13,853
Thomas Cook Group plc (3)*(e)	134,840	2
Unilever plc (2)	2,907	174,716
Vodafone Group plc (2)	138,585	276,104

		3,086,321

United States - 32.9%
2U, Inc. *(c)	8,822	143,622
3M Co. (c)	177	29,099
Abbott Laboratories (c)	2,299	192,357
AbbVie, Inc. (c)	3,141	237,837
Accenture plc, Class A	260	50,011
Adobe, Inc. *	1,080	298,350
Agilent Technologies, Inc.	3,315	254,028
Akamai Technologies, Inc. *	4,873	445,295
Alexion Pharmaceuticals, Inc. *(c)	1,784	174,725
Align Technology, Inc. *(c)	638	115,427
Allergan plc	599	100,806
Allstate Corp. (The) (b)	8,615	936,277
Alphabet, Inc., Class A *(b)	980	1,196,716
Alphabet, Inc., Class C *	568	692,392
Amazon.com, Inc. *(b)	369	640,551
AMC Networks, Inc., Class A *(c)	2,858	140,499
American Airlines Group, Inc.	4,150	111,926
American Tower Corp., REIT	793	175,356
Ameriprise Financial, Inc.	188	27,655
Amgen, Inc.	1,749	338,449
Analog Devices, Inc.	905	101,116
Antero Resources Corp. *	10,050	30,351
Apple, Inc. (b)(c)	11,245	2,518,542
Applied Materials, Inc. (b)	16,951	845,855
Archer-Daniels-Midland Co.	1,073	44,068
Arrow Electronics, Inc. *	594	44,301
Associated Banc-Corp.	726	14,702
Assured Guaranty Ltd.	330	14,672
AT&T, Inc.	3,088	116,850
Athene Holding Ltd., Class A *(c)	6,981	293,621

INVESTMENTS	SHARES	VALUE ($)
United States - 32.9% (continued)
Autodesk, Inc. *	680	100,436
Avnet, Inc.	2,998	133,366
Bank of America Corp.	6,798	198,298
Bausch Health Cos., Inc. *	5,525	120,521
Baxter International, Inc.	5,202	455,019
Belden, Inc. (c)	1,897	101,186
Berkshire Hathaway, Inc., Class B *	2,640	549,173
Best Buy Co., Inc. (c)	3,792	261,610
Biogen, Inc. *(b)	5,406	1,258,624
Boeing Co. (The) (c)	1,925	732,405
Booking Holdings, Inc. *	55	107,944
Boston Scientific Corp. *	477	19,409
Bristol-Myers Squibb Co. (c)	7,019	355,933
Broadcom, Inc.	338	93,312
Bunge Ltd.	1,295	73,323
CACI International, Inc., Class A *	1,830	423,206
Cadence Design Systems, Inc. *	4,596	303,704
Capital One Financial Corp.	511	46,491
Cardinal Health, Inc. (c)	1,561	73,664
Cars.com, Inc. *(c)	4,270	38,345
Caterpillar, Inc. (c)	1,957	247,189
CBS Corp. (Non-Voting), Class B (c)	12,824	517,705
CDW Corp.	2,931	361,216
Celgene Corp. *(c)	1,808	179,534
Centennial Resource Development, Inc., Class A *	18,681	84,345
Cerner Corp. (c)	1,059	72,192
Charles River Laboratories International, Inc. *	1,839	243,428
Ciena Corp. *	1,910	74,929
Cirrus Logic, Inc. *	1,920	102,874
Cisco Systems, Inc. (b)(c)	16,840	832,064
CIT Group, Inc.	531	24,060
Citigroup, Inc.	5,797	400,457
Citizens Financial Group, Inc.	1,618	57,229
Cognizant Technology Solutions Corp., Class A	2,482	149,578
Colfax Corp. *(c)	1,413	41,062
Comcast Corp., Class A (c)	14,478	652,668
Comerica, Inc.	1,345	88,757
CommScope Holding Co., Inc. *	1,358	15,970
CoStar Group, Inc. *(c)	210	124,572
Crane Co.	261	21,044
Crown Castle International Corp., REIT	1,069	148,602
Cummins, Inc.	3,764	612,290
Dana, Inc.	5,553	80,185
Danaher Corp. (c)	434	62,683
Deckers Outdoor Corp. *	2,640	389,030
Delphi Technologies plc	6,208	83,187
Delta Air Lines, Inc.	11,221	646,330
Deluxe Corp. (c)	4,449	218,713
DXC Technology Co.	13,942	411,289
Eagle Materials, Inc.	411	36,994
eBay, Inc. (c)	12,755	497,190
Edwards Lifesciences Corp. *	1,572	345,699
Electronic Arts, Inc. *	6,027	589,561
Eli Lilly & Co.	129	14,426
Equinix, Inc., REIT	144	83,059
Exelixis, Inc. *	20,277	358,599

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 32.9% (continued)
Exelon Corp.	10,389	501,893
F5 Networks, Inc. *	551	77,371
Facebook, Inc., Class A *(b)	6,012	1,070,616
Fair Isaac Corp. *	122	37,029
First American Financial Corp. (c)	2,523	148,882
Foot Locker, Inc.	1,379	59,518
Ford Motor Co.	1,386	12,696
Fortinet, Inc. *	2,898	222,450
Garmin Ltd.	3,200	271,008
Gilead Sciences, Inc. (c)	11,784	746,870
Goodyear Tire & Rubber Co. (The)	3,644	52,492
GrafTech International Ltd. (c)	23,377	299,226
Herman Miller, Inc.	1,559	71,854
HollyFrontier Corp.	1,856	99,556
Honeywell International, Inc.	1,026	173,599
HP, Inc. (c)	19,710	372,913
Huntington Ingalls Industries, Inc.	965	204,377
Incyte Corp. *	2,099	155,809
Ingersoll-Rand plc	3,003	370,000
Ingredion, Inc.	821	67,109
Inogen, Inc. *(c)	3,668	175,734
Insperity, Inc.	2,324	229,193
Intel Corp. (c)	14,087	725,903
International Business Machines Corp. (b)(c)	8,444	1,227,925
International Paper Co. (c)	3,816	159,585
Intuit, Inc. (b)	2,670	710,060
IQVIA Holdings, Inc. *(c)	129	19,270
ITT, Inc.	558	34,144
JetBlue Airways Corp. *	3,113	52,143
Johnson & Johnson	5,986	774,469
JPMorgan Chase & Co.	1,683	198,072
Kennametal, Inc. (c)	4,467	137,316
Kimberly-Clark Corp.	3,299	468,623
Kohl’s Corp.	2,262	112,331
Lam Research Corp.	1,729	399,589
Las Vegas Sands Corp. (c)	4,895	282,735
Lear Corp.	275	32,423
Lincoln Electric Holdings, Inc. (c)	350	30,366
Lockheed Martin Corp.	450	175,527
LyondellBasell Industries NV, Class A	1,077	96,359
Macy’s, Inc. (c)	3,907	60,715
Manhattan Associates, Inc. *	573	46,224
ManpowerGroup, Inc.	1,093	92,074
Masimo Corp. *	1,342	199,676
McKesson Corp.	3,475	474,894
Medtronic plc (b)	12,066	1,310,608
Merck & Co., Inc. (b)	11,017	927,411
MetLife, Inc.	10,029	472,968
MGIC Investment Corp.	9,658	121,498
Michaels Cos., Inc. (The) *(c)	27,350	267,757
Micron Technology, Inc. *	14,971	641,507
Microsoft Corp. (b)	16,395	2,279,396
Molson Coors Brewing Co., Class B (c)	510	29,325
Monster Beverage Corp. *(b)	6,057	351,669
Morgan Stanley	1,473	62,853
Mylan NV *(c)	23,673	468,252
Norwegian Cruise Line Holdings Ltd. *	8,268	428,034
Nu Skin Enterprises, Inc., Class A	678	28,835
NuVasive, Inc. *	1,253	79,415

INVESTMENTS	SHARES	VALUE ($)
United States - 32.9% (continued)
nVent Electric plc	2,758	60,786
Oasis Petroleum, Inc. *	18,858	65,249
Oracle Corp.	14,151	778,730
Oshkosh Corp.	2,243	170,019
Parker-Hannifin Corp. (c)	347	62,672
PepsiCo, Inc.	163	22,347
Pfizer, Inc. (b)	24,455	878,668
Philip Morris International, Inc. (c)	753	57,175
Phillips 66 (c)	1,792	183,501
Pilgrim’s Pride Corp. *	2,746	87,996
Pluralsight, Inc., Class A *(c)	2,546	42,760
Popular, Inc.	430	23,254
PRA Health Sciences, Inc. *	99	9,824
Procter & Gamble Co. (The) (b)	6,723	836,207
Prologis, Inc., REIT	1,608	137,034
Prudential Financial, Inc.	149	13,403
Public Storage, REIT	284	69,657
PulteGroup, Inc. (c)	6,116	223,540
PVH Corp.	836	73,760
QUALCOMM, Inc.	6,123	467,062
Qurate Retail, Inc., Series A *	8,663	89,359
Ralph Lauren Corp.	500	47,735
Range Resources Corp. (c)	4,633	17,698
Raytheon Co. (c)	510	100,057
Regeneron Pharmaceuticals, Inc. *	243	67,408
Robert Half International, Inc. (c)	5,243	291,825
Ryder System, Inc.	277	14,340
S&P Global, Inc.	641	157,032
Simon Property Group, Inc., REIT (c)	791	123,119
Skechers U.S.A., Inc., Class A *(c)	2,876	107,419
Skyworks Solutions, Inc. (c)	2,187	173,320
Southwest Airlines Co.	4,139	223,547
Spirit AeroSystems Holdings, Inc., Class A	5,592	459,886
Starbucks Corp.	466	41,204
Steel Dynamics, Inc.	6,906	205,799
Stryker Corp. (c)	64	13,843
Synchrony Financial	18,847	642,494
Target Corp. (c)	1,684	180,036
TE Connectivity Ltd.	1,210	112,748
Tech Data Corp. *	4,514	470,539
TEGNA, Inc.	18,495	287,227
Texas Instruments, Inc.	2,529	326,848
Textron, Inc. (c)	681	33,342
Thermo Fisher Scientific, Inc.	1,805	525,742
Timken Co. (The)	763	33,198
TJX Cos., Inc. (The)	2,869	159,918
Toll Brothers, Inc. (c)	4,732	194,249
TRI Pointe Group, Inc. *	1,016	15,281
TripAdvisor, Inc. *	1,618	62,584
Tupperware Brands Corp.	5,156	81,826
Twitter, Inc. *(c)	17,335	714,202
Tyson Foods, Inc., Class A (b)	11,180	963,044
Umpqua Holdings Corp.	858	14,123
United Airlines Holdings, Inc. *	4,041	357,265
Unum Group	4,040	120,069
Urban Outfitters, Inc. *(c)	562	15,787
Valero Energy Corp.	1,711	145,846
Varian Medical Systems, Inc. *(c)	403	47,993
VeriSign, Inc. *	179	33,765

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND

INVESTMENTS	SHARES		VALUE ($)
United States - 32.9% (continued)
Verizon Communications, Inc.		9,066	547,224
Viacom, Inc., Class B		628	15,091
Vishay Intertechnology, Inc. (c)		11,489	194,509
Vulcan Materials Co.		217	32,819
Walgreens Boots Alliance, Inc.		305	16,870
Walmart, Inc.		5,342	633,989
Walt Disney Co. (The) (c)		4,260	555,163
WellCare Health Plans, Inc. *		126	32,655
Wells Fargo & Co.		16,851	849,964
WESCO International, Inc. *(c)		9,601	458,640
Westrock Co.		1,492	54,383
World Fuel Services Corp.		9,605	383,624
Xerox Holdings Corp.		5,620	168,094
Xilinx, Inc. (c)		3,052	292,687

			60,211,354

TOTAL COMMON STOCKS (Cost $93,722,953)			96,060,014

	PRINCIPAL AMOUNT ($)

FOREIGN GOVERNMENT SECURITIES - 7.3%
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 4/15/2023 (2)(f)(g)(h)	EUR	3,893,184	4,459,032
0.10%, 4/15/2026 (2)(f)(g)(h)	EUR	3,578,704	4,313,293
0.50%, 4/15/2030 (2)(f)(g)(h)	EUR	211,072	280,562
France Government Bond OAT
0.25%, 7/25/2024 (2)(f)(g)(h)	EUR	838,186	988,484
0.10%, 3/1/2025 (2)(f)(g)(h)	EUR	208,116	242,259
0.70%, 7/25/2030 (2)(f)(g)(h)	EUR	104,734	138,192
United Kingdom Inflation Linked Treasury Gilt
0.13%, 3/22/2024 (2)(f)(g)(h)	GBP	716,526	1,016,285
0.13%, 3/22/2026 (2)(f)(g)(h)	GBP	784,728	1,184,662
1.25%, 11/22/2027 (2)(f)(g)(h)	GBP	298,352	513,807
0.13%, 3/22/2029 (2)(f)(g)(h)	GBP	121,936	200,924

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $13,784,534)			13,337,500

U.S. TREASURY OBLIGATIONS - 17.6%
U.S. Treasury Inflation Linked Notes
0.63%, 4/15/2023 (2)		7,545,900	7,855,770
0.50%, 4/15/2024 (2)		6,050,000	6,228,329
0.13%, 7/15/2026 (2)		1,410,000	1,504,414
0.38%, 1/15/2027 (2)		1,300,000	1,395,059
0.38%, 7/15/2027 (2)		2,680,000	2,853,082
0.50%, 1/15/2028 (2)		4,010,000	4,263,491
0.75%, 7/15/2028 (2)		3,650,000	3,914,127
0.88%, 1/15/2029 (2)		3,420,000	3,685,485
0.25%, 7/15/2029 (2)		500,000	505,351

TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,755,238)			32,205,108

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
SHORT-TERM INVESTMENTS - 38.6%

REPURCHASE AGREEMENTS - 0.6%
J.P. Morgan Securities LLC, 0.73%, dated 10/1/2019, due 10/16/2019, repurchase price $278,409, collateralized by Foreign Government Securities, 0.13%, due 3/22/2024 (2)	GBP	278,324	342,213
Merrill Lynch Pierce Fenner & Smith, Inc., (0.50)%, dated 10/1/2019, due 10/16/2019, repurchase price $460,024, collateralized by Foreign Government Securities, 0.25%, due 7/25/2024 (2)	EUR	460,120	501,508
Merrill Lynch Pierce Fenner & Smith, Inc., (0.50)%, dated 9/23/2019, due 10/16/2019, repurchase price $230,286, collateralized by Foreign Government Securities, 0.25%, due 7/25/2024 (2)	EUR	230,360	251,081

TOTAL REPURCHASE AGREEMENTS (Cost $1,100,144)			1,094,802

	SHARES

INVESTMENT COMPANIES - 17.8%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 1.79% (i)(j)		4,251,069	4,251,069
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.89% (i)(j)		3	3
Limited Purpose Cash Investment Fund, 2.01% (i)		28,291,925	28,294,755
UBS Select Treasury Preferred Fund, Class I, 1.91% (i)		34,069	34,069

TOTAL INVESTMENT COMPANIES (Cost $32,573,510)			32,579,896

	PRINCIPAL AMOUNT ($)

U.S. TREASURY OBLIGATIONS - 20.2%
U.S. Treasury Bills
2.35%, 10/24/2019 (2)(k)		1,529,000	1,527,249
2.35%, 10/31/2019 (2)(k)		1,529,000	1,526,754
2.36%, 11/7/2019 (2)(k)		1,529,000	1,526,297
2.36%, 11/14/2019 (2)(k)		1,529,000	1,525,673
2.37%, 11/21/2019 (2)(k)		1,529,000	1,525,114
2.35%, 11/29/2019 (2)(k)		3,346,000	3,336,061
2.28%, 12/5/2019 (2)(k)		1,020,000	1,016,712
2.16%, 12/12/2019 (2)(k)		4,411,000	4,395,326
2.15%, 12/19/2019 (2)(k)		1,917,000	1,909,742
2.05%, 12/26/2019 (2)(k)(l)		1,910,000	1,901,855
2.03%, 1/23/2020 (2)(k)(m)		1,182,000	1,175,287
2.06%, 1/30/2020 (2)(j)(k)		5,950,000	5,914,402

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 20.2% (continued)
1.97%, 2/6/2020 (2)(k)	7,654,000	7,605,220
1.86%, 2/20/2020 (2)(k)(m)	2,122,000	2,107,017

TOTAL U.S. TREASURY OBLIGATIONS (Cost $36,968,008)		36,992,709

TOTAL SHORT-TERM INVESTMENTS (Cost $70,641,662)		70,667,407

TOTAL LONG POSITIONS (Cost $209,904,387)		212,270,029

	SHARES

SHORT POSITIONS - (12.1)%

COMMON STOCKS - (12.1)%

Argentina - (0.1)%
MercadoLibre, Inc. *	(176)	(97,016)

Australia - (0.3)%
AMP Ltd. (2)	(30,954)	(38,177)
Challenger Ltd. (2)	(59,353)	(295,584)
SEEK Ltd. (2)	(17,760)	(257,616)
WorleyParsons Ltd. (2)	(5,115)	(44,873)

		(636,250)

Belgium - 0.0% (a)
Umicore SA (2)	(388)	(14,660)

Canada - (0.3)%
Encana Corp.	(7,128)	(32,658)
PrairieSky Royalty Ltd.	(12,741)	(177,721)
SNC-Lavalin Group, Inc.	(16,872)	(237,636)
Stars Group, Inc. (The) *	(9,208)	(137,823)

		(585,838)

France - (0.4)%
Altran Technologies SA (2)	(1,717)	(26,957)
Elior Group SA (2)(d)	(2,123)	(28,195)
Valeo SA (2)	(20,989)	(680,191)

		(735,343)

Germany - (1.0)%
Delivery Hero SE (2)*(d)	(15,296)	(679,071)
Deutsche Bank AG (Registered) (2)	(29,597)	(221,154)
thyssenkrupp AG (2)	(32,430)	(448,755)
United Internet AG (Registered) (2)	(5,347)	(190,538)
Zalando SE (2)*(d)	(7,112)	(324,728)

		(1,864,246)

Italy - (0.3)%
FinecoBank Banca Fineco SpA (2)	(20,121)	(212,881)
Freni Brembo SpA (2)	(2,887)	(28,146)
Pirelli & C SpA (2)(d)	(58,938)	(349,025)

		(590,052)

Japan - (0.2)%
Yaskawa Electric Corp. (2)	(8,600)	(319,208)

Netherlands - 0.0% (a)
Altice Europe NV (2)*	(8,567)	(44,785)

INVESTMENTS	SHARES	VALUE ($)
Spain - (0.5)%
Cellnex Telecom SA (2)(d)	(20,717)	(855,686)

Sweden - 0.0% (a)
Autoliv, Inc.	(488)	(38,493)

Switzerland - (0.1)%
Idorsia Ltd. (2)*	(6,673)	(164,163)

United Arab Emirates - (0.4)%
NMC Health plc (2)	(22,532)	(750,972)

United Kingdom - 0.0% (a)
ASOS plc (2)*	(2,872)	(87,446)

United States - (8.3)%
Acadia Healthcare Co., Inc. *	(14,596)	(453,644)
Adient plc	(13,433)	(308,422)
Advanced Micro Devices, Inc. *	(2,063)	(59,806)
Agios Pharmaceuticals, Inc. *	(5,863)	(189,961)
Albemarle Corp.	(1,099)	(76,402)
Alnylam Pharmaceuticals, Inc. *	(3,134)	(252,036)
Apache Corp.	(4,300)	(110,080)
Baker Hughes a GE Co.	(13,145)	(304,964)
Bluebird Bio, Inc. *	(7,033)	(645,770)
Carvana Co. *	(1,307)	(86,262)
Catalent, Inc. *	(4,409)	(210,133)
Cheniere Energy, Inc. *	(8,971)	(565,711)
CNX Resources Corp. *	(9,858)	(71,569)
Conagra Brands, Inc.	(12,511)	(383,837)
Concho Resources, Inc.	(895)	(60,771)
Coupa Software, Inc. *	(312)	(40,426)
Covetrus, Inc. *	(2,770)	(32,935)
Dell Technologies, Inc., Class C *	(1,045)	(54,194)
DexCom, Inc. *	(1,576)	(235,202)
DISH Network Corp., Class A *	(481)	(16,388)
EchoStar Corp., Class A *	(1,118)	(44,295)
Element Solutions, Inc. *	(25,029)	(254,795)
Energizer Holdings, Inc.	(335)	(14,599)
EQT Corp.	(10,158)	(108,081)
Equitrans Midstream Corp.	(14,632)	(212,896)
Exact Sciences Corp. *	(3,907)	(353,076)
Freeport-McMoRan, Inc.	(20,447)	(195,678)
Granite Construction, Inc.	(7,536)	(242,132)
GrubHub, Inc. *	(1,625)	(91,341)
Helmerich & Payne, Inc.	(300)	(12,021)
Hess Corp.	(3,884)	(234,904)
Insulet Corp. *	(3,514)	(579,564)
International Flavors & Fragrances, Inc.	(1,970)	(241,699)
Ionis Pharmaceuticals, Inc. *	(2,343)	(140,369)
James Hardie Industries plc, CHESS (2)	(66,948)	(1,124,578)
Knight-Swift Transportation Holdings, Inc.	(2,544)	(92,347)
Littelfuse, Inc.	(327)	(57,980)
Lumentum Holdings, Inc. *	(1,503)	(80,501)
Matador Resources Co. *	(19,247)	(318,153)
Mattel, Inc. *	(5,637)	(64,205)
Meredith Corp.	(1,273)	(46,668)
MongoDB, Inc. *	(1,328)	(159,997)
Nabors Industries Ltd.	(67,339)	(125,924)
National Fuel Gas Co.	(1,296)	(60,808)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND

INVESTMENTS	SHARES	VALUE ($)
United States - (8.3)% (continued)
National Oilwell Varco, Inc.	(10,204)	(216,325)
Nektar Therapeutics *	(22,411)	(408,216)
Noble Energy, Inc.	(13,321)	(299,190)
Okta, Inc. *	(3,103)	(305,521)
Penn National Gaming, Inc. *	(10,894)	(202,901)
Pinnacle Financial Partners, Inc.	(1,050)	(59,588)
Sage Therapeutics, Inc. *	(3,978)	(558,074)
Scientific Games Corp. *	(9,997)	(203,439)
Snap, Inc., Class A *	(7,192)	(113,634)
Stericycle, Inc. *	(3,402)	(173,264)
Switch, Inc., Class A	(5,871)	(91,705)
Targa Resources Corp.	(9,986)	(401,138)
Tesla, Inc. *	(2,857)	(688,166)
Tiffany & Co.	(602)	(55,763)
Transocean Ltd. *	(100,232)	(448,037)
Twilio, Inc., Class A *	(986)	(108,421)
Under Armour, Inc., Class A *	(1,707)	(34,038)
United States Steel Corp.	(12,462)	(143,936)
Valaris plc	(46,635)	(224,314)
ViaSat, Inc. *	(2,130)	(160,432)
Virtu Financial, Inc., Class A	(7,540)	(123,354)
Visteon Corp. *	(242)	(19,975)
Wabtec Corp.	(9,671)	(694,958)
Wayfair, Inc., Class A *	(926)	(103,823)
Welbilt, Inc. *	(6,279)	(105,864)
World Wrestling Entertainment, Inc., Class A	(237)	(16,863)
WPX Energy, Inc. *	(1,031)	(10,918)
Zillow Group, Inc., Class C *	(2,011)	(59,968)

		(15,046,949)

Zambia - (0.2)%
First Quantum Minerals Ltd.	(47,555)	(399,507)

TOTAL COMMON STOCKS (Proceeds $(23,239,276))		(22,230,614)

TOTAL SHORT POSITIONS (Proceeds $(23,239,276))		(22,230,614)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 103.8% (Cost $186,665,111)		190,039,415

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.8)% (n)		(6,908,863)

NET ASSETS - 100.0%		183,130,552

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$7,427,425	4.0%
Consumer Discretionary	5,164,739	2.8
Consumer Staples	5,245,942	2.9
Energy	(533,257)	(0.3)
Financials	9,913,816	5.4
Foreign Government Securities	13,337,500	7.3
Health Care	10,086,984	5.5
Industrials	8,867,279	4.8
Information Technology	17,319,313	9.5
Materials	3,304,575	1.8
Real Estate	1,766,127	1.0
U.S. Treasury Obligations	32,205,108	17.6
Utilities	5,266,457	2.9
Short-Term Investments	70,667,407	38.6

Total Investments In Securities At Value	190,039,415	103.8
Liabilities in Excess of Other Assets (n)	(6,908,863)	(3.8)

Net Assets	$183,130,552	100.0%

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $17,934,912.
(c)	All or a portion of this security has been rehypothecated in connection with the Fund’s Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $5,717,830.
(d)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2019 amounted to $(1,847,648), which represents approximately (1.01)% of net assets of the fund.

(e)

Security fair valued as of September 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2019 amounted to $2, which represents approximately 0.00% of net assets of the fund.

(f)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2019, the value of these securities amounted to $13,337,500 or 7.28% of net assets.

(g)	Inflation protected security.
(h)	On 9/30/2019, securities valued at $13,337,500 were pledged as collateral for reverse repurchase agreements outstanding.
(i)	Represents 7-day effective yield as of September 30, 2019.
(j)	All or a portion of the security pledged as collateral for swap contracts.
(k)	The rate shown was the effective yield at the date of purchase.
(l)	All or a portion of the security pledged as collateral for swap and futures contracts.
(m)	All or a portion of the security pledged as collateral for futures contracts.
(n)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security.
(3)	Level 3 security.

Reverse repurchase agreements at September 30, 2019:

Over the Counter

COUNTERPARTY	TRADE DATE	RATE	DUE DATE	CURRENCY	PRINCIPAL AMOUNT AND VALUE OF REVERSE REPURCHASE AGREEMENT
GSCO	9/18/2019	(0.46)%	10/16/2019	EUR	$4,263,153
GSCO	9/18/2019	(0.46)%	10/16/2019	EUR	278,367
GSCO	9/18/2019	(0.46)%	10/16/2019	EUR	4,407,420
JPMS	9/19/2019	0.82%	10/16/2019	GBP	502,432
JPMS	9/18/2019	0.86%	10/16/2019	GBP	1,323,140
JPMS	9/18/2019	0.86%	10/16/2019	GBP	193,224
JPMS	9/18/2019	0.86%	10/16/2019	GBP	1,150,363
MPFS	9/20/2019	(0.45)%	10/16/2019	EUR	138,066
MPFS	9/18/2019	(0.45)%	10/16/2019	EUR	241,302
MPFS	9/18/2019	(0.45)%	10/16/2019	EUR	1,735,611

					$14,233,078

The weighted average daily balance of the reverse repurchase agreements during the period ended September 30, 2019 was $38,199,265 at a net weighted average interest rate of 1.043%

Total return swap contracts outstanding as of September 30, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/08/2019	USD	(182,490)	$19,734
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	10/30/2019	HKD	2,604,200	592
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/30/2019	HKD	2,604,200	481
Lean Hogs December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/13/2019	USD	87,120	7,976
Lean Hogs December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	12/13/2019	USD	145,200	17,704
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/04/2019	USD	(83,660)	3,374
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	12/06/2019	USD	1,103,000	77,375
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/06/2019	USD	44,120	2,206

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/25/2019	USD	317,100	$14,030
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/25/2019	USD	3,035,100	127,064
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/25/2019	USD	1,812,000	93,101
Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	12/27/2019	USD	91,950	2,475
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/22/2019	USD	(662,200)	41,432
Soybean Oil December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/22/2019	USD	1,884,384	11,951
Swiss Market Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	12/20/2019	CHF	603,240	5,876
Swiss Market Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MSCS	12/20/2019	CHF	1,005,400	5,965
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/22/2019	USD	223,088	9,092
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/22/2019	USD	842,775	34,202
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/22/2019	USD	421,388	16,587
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/22/2019	USD	(421,388)	9,067
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/22/2019	USD	123,938	4,761
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/22/2019	USD	(123,938)	1,888

								506,933

Cocoa December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/01/2019	USD	48,840	(487)
Cocoa December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/01/2019	USD	24,420	(25)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Cocoa December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/01/2019	USD	24,420	$(152)
Cocoa December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/01/2019	USD	(24,420)	(2,395)
Coffee ‘C’ December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/08/2019	USD	151,725	(3,719)
Coffee ‘C’ December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/08/2019	USD	(151,725)	(5,700)
Coffee ‘C’ December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/08/2019	USD	227,588	(5,947)
Coffee ‘C’ December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/08/2019	USD	(37,931)	(1,512)
Coffee ‘C’ December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/08/2019	USD	75,863	(1,476)
Coffee ‘C’ December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/08/2019	USD	(75,863)	(1,256)
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/22/2019	USD	(194,000)	(10,997)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/08/2019	USD	182,490	(27,041)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/14/2019	USD	130,900	(12,621)
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	10/14/2019	USD	(130,900)	(4,750)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/14/2019	USD	78,540	(8,748)
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/14/2019	USD	(78,540)	(2,604)
Lean Hogs December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	12/13/2019	USD	(58,080)	(2,960)
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/04/2019	USD	1,673,200	(70,125)
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/04/2019	USD	41,830	(2,106)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/04/2019	USD	(41,830)	(2,404)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/04/2019	USD	83,660	$(3,868)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	10/04/2019	USD	(1,673,200)	(50,668)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/25/2019	USD	(1,812,000)	(5,917)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/25/2019	USD	(860,700)	(24,676)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/22/2019	USD	662,200	(1,033)
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/22/2019	USD	(842,775)	(21,455)
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/22/2019	USD	(223,088)	(636)

								(275,278)

								$231,655

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Long Contracts
Brent Crude Oil	52	10/2019	USD	$3,081,000	$(15,789)
CAC 40 10 Euro Index	18	10/2019	EUR	1,113,580	12,434
Hang Seng Index	2	10/2019	HKD	332,266	1,092
IBEX 35 Index	14	10/2019	EUR	1,408,815	36,503
LME Aluminum Base Metal	1	10/2019	USD	42,700	(3,503)
LME Aluminum Base Metal	3	10/2019	USD	128,369	(7,203)
LME Aluminum Base Metal	11	10/2019	USD	468,856	(36,370)
LME Copper Base Metal	2	10/2019	USD	285,118	(7,912)
LME Copper Base Metal	4	10/2019	USD	571,075	(27,106)
LME Lead Base Metal	2	10/2019	USD	106,689	1,742
LME Nickel Base Metal	1	10/2019	USD	103,164	17,844
LME Nickel Base Metal	2	10/2019	USD	206,268	28,240
LME Nickel Base Metal	2	10/2019	USD	206,478	44,813
LME Zinc Base Metal	2	10/2019	USD	121,500	(1,890)
LME Zinc Base Metal	3	10/2019	USD	181,763	(115)
LME Zinc Base Metal	3	10/2019	USD	182,338	2,968
NY Harbor ULSD	3	10/2019	USD	239,047	7,854

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Long Contracts (continued)
RBOB Gasoline	12	10/2019	USD	$789,516	$32,061
WTI Crude Oil	6	10/2019	USD	324,420	(8,329)
Brent Crude Oil	97	11/2019	USD	5,672,560	(161,512)
LME Aluminum Base Metal	1	11/2019	USD	42,969	(1,234)
LME Aluminum Base Metal	4	11/2019	USD	172,089	(4,623)
LME Aluminum Base Metal	4	11/2019	USD	172,224	(6,017)
LME Aluminum Base Metal	5	11/2019	USD	215,340	(5,814)
LME Aluminum Base Metal	5	11/2019	USD	215,219	(6,796)
LME Aluminum Base Metal	6	11/2019	USD	257,660	(7,558)
LME Copper Base Metal	1	11/2019	USD	142,919	355
LME Copper Base Metal	2	11/2019	USD	285,800	759
LME Copper Base Metal	2	11/2019	USD	285,919	(1,621)
LME Copper Base Metal	2	11/2019	USD	285,713	(9,418)
LME Copper Base Metal	3	11/2019	USD	428,963	(997)
LME Copper Base Metal	5	11/2019	USD	714,829	(5,334)
LME Copper Base Metal	7	11/2019	USD	1,000,475	(2,457)
LME Lead Base Metal	1	11/2019	USD	53,378	3,875
LME Lead Base Metal	1	11/2019	USD	53,468	1,340
LME Lead Base Metal	1	11/2019	USD	53,466	1,501
LME Lead Base Metal	1	11/2019	USD	53,412	1,771
LME Nickel Base Metal	1	11/2019	USD	102,600	8,427
LME Nickel Base Metal	1	11/2019	USD	102,900	12,852
LME Nickel Base Metal	1	11/2019	USD	102,864	8,582
LME Nickel Base Metal	1	11/2019	USD	102,747	6,684
LME Nickel Base Metal	1	11/2019	USD	102,630	7,947
LME Nickel Base Metal	3	11/2019	USD	308,417	24,305
LME Zinc Base Metal	1	11/2019	USD	60,433	2,365
LME Zinc Base Metal	1	11/2019	USD	60,204	4,201
LME Zinc Base Metal	1	11/2019	USD	60,373	3,570
LME Zinc Base Metal	1	11/2019	USD	60,393	3,077
LME Zinc Base Metal	2	11/2019	USD	120,055	6,249
LME Zinc Base Metal	3	11/2019	USD	180,737	11,903
LME Zinc Base Metal	4	11/2019	USD	241,850	2,043
Low Sulphur Gasoil	6	11/2019	USD	351,900	12,030
Natural Gas	9	11/2019	USD	225,360	(26,149)
NY Harbor ULSD	2	11/2019	USD	158,626	(1,661)
RBOB Gasoline	9	11/2019	USD	578,000	(9,069)
Soybean	33	11/2019	USD	1,494,900	27,341
100 oz Gold	34	12/2019	USD	5,007,860	94,813
Australia 10 Year Bond	96	12/2019	AUD	9,547,527	86,511
Cocoa	9	12/2019	USD	219,780	10,244
Cotton No. 2	9	12/2019	USD	273,735	1,979
EURO STOXX 50 Index	341	12/2019	EUR	13,212,973	173,860
Euro-Bobl	480	12/2019	EUR	70,968,823	(443,743)
Euro-Bund	273	12/2019	EUR	51,849,193	(578,797)
FTSE 100 Index	62	12/2019	GBP	5,628,597	72,336
FTSE/MIB Index	39	12/2019	EUR	4,689,913	50,000
Japan 10 Year Bond	32	12/2019	JPY	45,878,751	63,211
KC HRW Wheat	7	12/2019	USD	145,250	(14,780)
Live Cattle	9	12/2019	USD	397,080	22,467
LME Aluminum Base Metal	1	12/2019	USD	43,113	(1,640)
LME Aluminum Base Metal	2	12/2019	USD	86,532	(4,029)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Long Contracts (continued)
LME Aluminum Base Metal	4	12/2019	USD	$172,954	$(4,958)
LME Aluminum Base Metal	6	12/2019	USD	259,358	(6,835)
LME Aluminum Base Metal	9	12/2019	USD	388,987	(12,026)
LME Aluminum Base Metal	30	12/2019	USD	1,296,000	(72,486)
LME Copper Base Metal	1	12/2019	USD	143,100	(2,153)
LME Copper Base Metal	2	12/2019	USD	286,188	(8,043)
LME Copper Base Metal	2	12/2019	USD	286,162	(1,735)
LME Copper Base Metal	3	12/2019	USD	429,188	(7,468)
LME Copper Base Metal	4	12/2019	USD	572,300	(10,479)
LME Copper Base Metal	38	12/2019	USD	5,437,563	(79,698)
LME Lead Base Metal	1	12/2019	USD	53,449	1,259
LME Lead Base Metal	10	12/2019	USD	534,438	36,974
LME Nickel Base Metal	1	12/2019	USD	102,480	(5,817)
LME Nickel Base Metal	16	12/2019	USD	1,638,240	296,925
LME Zinc Base Metal	1	12/2019	USD	59,918	1,127
LME Zinc Base Metal	1	12/2019	USD	59,908	1,905
LME Zinc Base Metal	1	12/2019	USD	59,854	932
LME Zinc Base Metal	32	12/2019	USD	1,913,200	(3,283)
Low Sulphur Gasoil	15	12/2019	USD	869,625	(17,567)
S&P 500 E-Mini Index	81	12/2019	USD	12,062,925	(100,840)
S&P Midcap 400 E-Mini Index	9	12/2019	USD	1,744,200	(24,616)
S&P/TSX 60 Index	4	12/2019	CAD	601,487	(1,930)
Silver	34	12/2019	USD	2,889,660	(39,928)
Soybean Oil	18	12/2019	USD	314,064	3,361
SPI 200 Index	9	12/2019	AUD	1,014,754	77
TOPIX Index	17	12/2019	JPY	2,496,740	2,678
U.S. Treasury 10 Year Note	518	12/2019	USD	67,501,874	(455,062)
U.S. Treasury 5 Year Note	382	12/2019	USD	45,514,703	(251,732)
Sugar No. 11	94	2/2020	USD	1,331,792	73,827

					(1,176,908)

Short Contracts
Amsterdam Exchange Index	(18)	10/2019	EUR	(2,276,404)	(22,281)
LME Aluminum Base Metal	(1)	10/2019	USD	(42,700)	3,528
LME Aluminum Base Metal	(3)	10/2019	USD	(128,369)	7,106
LME Aluminum Base Metal	(11)	10/2019	USD	(468,856)	33,537
LME Copper Base Metal	(2)	10/2019	USD	(285,118)	9,950
LME Copper Base Metal	(4)	10/2019	USD	(571,075)	27,176
LME Lead Base Metal	(2)	10/2019	USD	(106,689)	(1,895)
LME Nickel Base Metal	(1)	10/2019	USD	(103,164)	(17,907)
LME Nickel Base Metal	(2)	10/2019	USD	(206,268)	(29,220)
LME Nickel Base Metal	(2)	10/2019	USD	(206,478)	(46,044)
LME Zinc Base Metal	(2)	10/2019	USD	(121,500)	1,544
LME Zinc Base Metal	(3)	10/2019	USD	(181,763)	(384)
LME Zinc Base Metal	(3)	10/2019	USD	(182,338)	(3,182)
LME Aluminum Base Metal	(1)	11/2019	USD	(42,969)	1,242
LME Aluminum Base Metal	(4)	11/2019	USD	(172,089)	5,195
LME Aluminum Base Metal	(4)	11/2019	USD	(172,224)	6,564
LME Aluminum Base Metal	(5)	11/2019	USD	(215,219)	7,038
LME Aluminum Base Metal	(5)	11/2019	USD	(215,340)	6,273
LME Aluminum Base Metal	(6)	11/2019	USD	(257,660)	7,521
LME Copper Base Metal	(1)	11/2019	USD	(142,919)	(371)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Short Contracts (continued)
LME Copper Base Metal	(2)	11/2019	USD	$(285,713)	$9,782
LME Copper Base Metal	(2)	11/2019	USD	(285,919)	1,326
LME Copper Base Metal	(2)	11/2019	USD	(285,800)	(1,106)
LME Copper Base Metal	(3)	11/2019	USD	(428,963)	1,580
LME Copper Base Metal	(5)	11/2019	USD	(714,829)	3,032
LME Copper Base Metal	(7)	11/2019	USD	(1,000,475)	4,529
LME Lead Base Metal	(1)	11/2019	USD	(53,378)	(3,757)
LME Lead Base Metal	(1)	11/2019	USD	(53,468)	(1,670)
LME Lead Base Metal	(1)	11/2019	USD	(53,466)	(1,653)
LME Lead Base Metal	(1)	11/2019	USD	(53,412)	(2,105)
LME Nickel Base Metal	(1)	11/2019	USD	(102,747)	(6,243)
LME Nickel Base Metal	(1)	11/2019	USD	(102,600)	(8,552)
LME Nickel Base Metal	(1)	11/2019	USD	(102,630)	(7,863)
LME Nickel Base Metal	(1)	11/2019	USD	(102,900)	(13,473)
LME Nickel Base Metal	(1)	11/2019	USD	(102,864)	(10,128)
LME Nickel Base Metal	(3)	11/2019	USD	(308,417)	(24,856)
LME Zinc Base Metal	(1)	11/2019	USD	(60,204)	(3,932)
LME Zinc Base Metal	(1)	11/2019	USD	(60,393)	(3,458)
LME Zinc Base Metal	(1)	11/2019	USD	(60,433)	(2,385)
LME Zinc Base Metal	(1)	11/2019	USD	(60,373)	(3,423)
LME Zinc Base Metal	(2)	11/2019	USD	(120,055)	(6,467)
LME Zinc Base Metal	(3)	11/2019	USD	(180,737)	(11,407)
LME Zinc Base Metal	(4)	11/2019	USD	(241,850)	(2,862)
WTI Crude Oil	(35)	11/2019	USD	(1,889,300)	83,495
Corn	(48)	12/2019	USD	(931,200)	(50,777)
DAX Index	(2)	12/2019	EUR	(676,368)	(1,235)
LME Aluminum Base Metal	(1)	12/2019	USD	(43,113)	1,701
LME Aluminum Base Metal	(2)	12/2019	USD	(86,532)	4,438
LME Aluminum Base Metal	(4)	12/2019	USD	(172,954)	5,564
LME Aluminum Base Metal	(6)	12/2019	USD	(259,358)	7,438
LME Aluminum Base Metal	(9)	12/2019	USD	(388,987)	12,096
LME Aluminum Base Metal	(40)	12/2019	USD	(1,728,000)	55,873
LME Copper Base Metal	(1)	12/2019	USD	(143,100)	2,153
LME Copper Base Metal	(2)	12/2019	USD	(286,162)	1,571
LME Copper Base Metal	(2)	12/2019	USD	(286,188)	5,634
LME Copper Base Metal	(3)	12/2019	USD	(429,188)	6,129
LME Copper Base Metal	(4)	12/2019	USD	(572,300)	9,888
LME Copper Base Metal	(8)	12/2019	USD	(1,144,750)	23,167
LME Lead Base Metal	(1)	12/2019	USD	(53,449)	(1,164)
LME Lead Base Metal	(4)	12/2019	USD	(213,775)	(8,456)
LME Nickel Base Metal	(1)	12/2019	USD	(102,480)	7,845
LME Nickel Base Metal	(6)	12/2019	USD	(614,340)	(45,345)
LME Zinc Base Metal	(1)	12/2019	USD	(59,854)	(870)
LME Zinc Base Metal	(1)	12/2019	USD	(59,918)	(1,493)
LME Zinc Base Metal	(1)	12/2019	USD	(59,908)	(2,037)
LME Zinc Base Metal	(12)	12/2019	USD	(717,450)	(26,095)
Long Gilt	(22)	12/2019	GBP	(3,631,205)	(51,276)
Wheat	(9)	12/2019	USD	(223,088)	(3,072)

					(64,529)

					$(1,241,437)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND

Forward foreign currency contracts outstanding as of September 30, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)

AUD	2,725,000	USD	1,832,288	CITI	12/18/2019	$11,519
AUD	2,725,000	USD	1,832,290	JPMC	12/18/2019	11,517
CAD	3,959,287	USD	2,983,998	CITI	12/18/2019	8,428
CAD	3,959,283	USD	2,983,998	JPMC	12/18/2019	8,424
CNY	4,271,124	USD	593,863	CITI**	12/18/2019	3,119
CNY	4,271,126	USD	593,864	JPMC**	12/18/2019	3,119
CZK	6,475,250	USD	273,889	CITI	12/18/2019	165
CZK	6,475,250	USD	273,889	JPMC	12/18/2019	165
GBP	7,689,395	USD	9,425,283	CITI	12/18/2019	59,960
GBP	7,689,396	USD	9,425,296	JPMC	12/18/2019	59,948
HKD	107,000	USD	13,649	CITI	12/18/2019	14
HKD	107,000	USD	13,649	JPMC	12/18/2019	13
INR	210,905,504	USD	2,892,927	CITI**	12/18/2019	63,339
INR	210,905,496	USD	2,892,930	JPMC**	12/18/2019	63,335
JPY	5,386,000	USD	50,070	CITI	12/18/2019	32
JPY	5,386,000	USD	50,070	JPMC	12/18/2019	32
KRW	667,614,716	USD	553,351	CITI**	12/18/2019	4,613
KRW	667,614,711	USD	553,352	JPMC**	12/18/2019	4,613
MXN	80,263,078	USD	3,962,084	CITI	12/18/2019	54,724
MXN	80,263,062	USD	3,962,089	JPMC	12/18/2019	54,717
RUB	80,106,004	USD	1,198,435	CITI**	12/18/2019	23,623
RUB	80,105,996	USD	1,198,437	JPMC**	12/18/2019	23,622
USD	497,724	AUD	732,500	CITI	12/18/2019	2,095
USD	497,724	AUD	732,501	JPMC	12/18/2019	2,095
USD	374,310	BRL	1,540,000	CITI**	12/18/2019	5,426
USD	374,310	BRL	1,540,000	JPMC**	12/18/2019	5,425
USD	484,372	CAD	638,962	CITI	12/18/2019	1,445
USD	484,377	CAD	638,969	JPMC	12/18/2019	1,445
USD	7,748,754	CHF	7,571,992	CITI	12/18/2019	108,587
USD	7,748,760	CHF	7,572,008	JPMC	12/18/2019	108,578
USD	624,782	CLP	446,840,494	CITI**	12/18/2019	10,983
USD	624,781	CLP	446,840,506	JPMC**	12/18/2019	10,983
USD	230,592	CZK	5,399,000	CITI	12/18/2019	2,089
USD	230,592	CZK	5,399,000	JPMC	12/18/2019	2,089
USD	612,359	DKK	4,082,500	CITI	12/18/2019	12,483
USD	612,358	DKK	4,082,500	JPMC	12/18/2019	12,483
USD	40,988,149	EUR	36,786,859	CITI	12/18/2019	647,761
USD	40,988,198	EUR	36,786,843	JPMC	12/18/2019	647,827
USD	6,017,964	GBP	4,853,281	CITI	12/18/2019	31,206
USD	6,017,955	GBP	4,853,280	JPMC	12/18/2019	31,199
USD	230,671	HUF	68,895,000	CITI	12/18/2019	5,328
USD	230,670	HUF	68,895,000	JPMC	12/18/2019	5,328
USD	5,935,487	JPY	626,921,000	CITI	12/18/2019	103,656
USD	5,935,480	JPY	626,921,000	JPMC	12/18/2019	103,648
USD	3,529,033	NOK	31,702,496	CITI	12/18/2019	39,957
USD	3,529,030	NOK	31,702,504	JPMC	12/18/2019	39,952
USD	2,087,285	NZD	3,250,000	CITI	12/18/2019	48,495
USD	2,087,283	NZD	3,250,000	JPMC	12/18/2019	48,492
USD	1,211,532	PLN	4,761,000	CITI	12/18/2019	22,909
USD	1,211,530	PLN	4,761,000	JPMC	12/18/2019	22,907
USD	1,677,192	SEK	16,122,502	CITI	12/18/2019	30,523
USD	1,677,190	SEK	16,122,498	JPMC	12/18/2019	30,521
ZAR	33,072,502	USD	2,134,903	CITI	12/18/2019	26,761
ZAR	33,072,500	USD	2,134,906	JPMC	12/18/2019	26,758

Total unrealized appreciation						2,658,475

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND

Forward foreign currency contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)

AUD	5,897,500	USD	4,033,484	CITI	12/18/2019	$(43,080)
AUD	5,897,500	USD	4,033,489	JPMC	12/18/2019	(43,086)
BRL	9,272,500	USD	2,274,176	CITI**	12/18/2019	(53,082)
BRL	9,272,500	USD	2,274,179	JPMC**	12/18/2019	(53,085)
CAD	1,285,715	USD	975,974	CITI	12/18/2019	(4,231)
CAD	1,285,715	USD	975,975	JPMC	12/18/2019	(4,232)
CHF	20,504	USD	20,874	CITI	12/18/2019	(185)
CHF	20,496	USD	20,866	JPMC	12/18/2019	(185)
CLP	359,652,494	USD	502,063	CITI**	12/18/2019	(8,029)
CLP	359,652,506	USD	502,076	JPMC**	12/18/2019	(8,043)
CNY	12,049,873	USD	1,693,967	CITI**	12/18/2019	(9,733)
CNY	12,049,877	USD	1,693,970	JPMC**	12/18/2019	(9,736)
CZK	6,475,250	USD	278,350	CITI	12/18/2019	(4,296)
CZK	6,475,250	USD	278,350	JPMC	12/18/2019	(4,297)
DKK	886,000	USD	131,627	CITI	12/18/2019	(1,440)
DKK	886,000	USD	131,627	JPMC	12/18/2019	(1,440)
EUR	23,031,277	USD	25,641,091	CITI	12/18/2019	(385,044)
EUR	23,031,284	USD	25,641,131	JPMC	12/18/2019	(385,076)
GBP	6,053,138	USD	7,511,283	CITI	12/18/2019	(44,444)
GBP	6,053,140	USD	7,511,295	JPMC	12/18/2019	(44,453)
HKD	1,394,999	USD	178,392	CITI	12/18/2019	(271)
HKD	1,395,001	USD	178,393	JPMC	12/18/2019	(271)
HUF	155,965,000	USD	529,360	CITI	12/18/2019	(19,228)
HUF	155,965,000	USD	529,361	JPMC	12/18/2019	(19,228)
JPY	225,865,000	USD	2,125,430	CITI	12/18/2019	(24,357)
JPY	225,865,000	USD	2,125,433	JPMC	12/18/2019	(24,360)
KRW	1,125,440,286	USD	948,829	CITI**	12/18/2019	(8,233)
KRW	1,125,440,286	USD	948,830	JPMC**	12/18/2019	(8,235)
MXN	26,737,432	USD	1,346,542	CITI	12/18/2019	(8,455)
MXN	26,737,428	USD	1,346,544	JPMC	12/18/2019	(8,455)
NOK	5,850,000	USD	653,645	CITI	12/18/2019	(9,813)
NOK	5,850,000	USD	653,646	JPMC	12/18/2019	(9,814)
NZD	5,000,000	USD	3,196,789	CITI	12/18/2019	(60,188)
NZD	5,000,000	USD	3,196,793	JPMC	12/18/2019	(60,192)
PLN	9,163,000	USD	2,328,312	CITI	12/18/2019	(40,693)
PLN	9,163,000	USD	2,328,315	JPMC	12/18/2019	(40,696)
RUB	6,953,500	USD	107,292	CITI**	12/18/2019	(1,212)
RUB	6,953,500	USD	107,292	JPMC**	12/18/2019	(1,212)
SEK	4,526,500	USD	469,376	CITI	12/18/2019	(7,062)
SEK	4,526,500	USD	469,376	JPMC	12/18/2019	(7,063)
USD	379,132	AUD	563,499	CITI	12/18/2019	(2,146)
USD	379,132	AUD	563,500	JPMC	12/18/2019	(2,147)
USD	199,402	BRL	833,500	CITI**	12/18/2019	(251)
USD	199,402	BRL	833,500	JPMC**	12/18/2019	(251)
USD	1,582,062	CAD	2,100,529	CITI	12/18/2019	(5,516)
USD	1,582,068	CAD	2,100,540	JPMC	12/18/2019	(5,519)
USD	9,274,007	GBP	7,572,078	CITI	12/18/2019	(66,519)
USD	9,273,999	GBP	7,572,081	JPMC	12/18/2019	(66,531)
USD	1,032,000	HKD	8,092,495	CITI	12/18/2019	(1,295)
USD	1,032,000	HKD	8,092,505	JPMC	12/18/2019	(1,296)
USD	88,349	INR	6,423,000	CITI**	12/18/2019	(1,682)
USD	88,349	INR	6,423,000	JPMC**	12/18/2019	(1,682)
USD	183,112	JPY	19,700,000	CITI	12/18/2019	(144)
USD	183,112	JPY	19,700,000	JPMC	12/18/2019	(144)
USD	187,221	MXN	3,824,000	CITI	12/18/2019	(4,154)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND

Forward foreign currency contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)

USD	187,220	MXN	3,824,000	JPMC	12/18/2019	$(4,154)
USD	30,418	PLN	122,000	CITI	12/18/2019	(40)
USD	30,418	PLN	122,000	JPMC	12/18/2019	(40)
USD	487,095	SGD	676,000	CITI	12/18/2019	(2,448)
USD	487,095	SGD	676,000	JPMC	12/18/2019	(2,449)
USD	153,952	ZAR	2,393,500	CITI	12/18/2019	(2,491)
USD	153,952	ZAR	2,393,500	JPMC	12/18/2019	(2,491)
ZAR	6,346,500	USD	426,895	CITI	12/18/2019	(12,079)
ZAR	6,346,500	USD	426,895	JPMC	12/18/2019	(12,079)

Total unrealized depreciation						(1,663,783)

Net unrealized appreciation						$994,692

**	Non-deliverable forward.

See notes to Consolidated Schedules of Investments.

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 137.0%

COMMON STOCKS - 2.7%

Brazil - 0.0% (a)
Gol Linhas Aereas Inteligentes SA, ADR (1)*(b)	2,901	44,878

United States - 2.7%
BioMarin Pharmaceutical, Inc. (1)*(b)	6,979	470,385
Blackstone Mortgage Trust, Inc., Class A, REIT (1)(b)	699	25,059
Booking Holdings, Inc. (1)*(b)	1,391	2,729,991
Chesapeake Energy Corp. (1)*(b)	1,533	2,162
DocuSign, Inc. (1)*(b)	4,371	270,652
Euronet Worldwide, Inc. (1)*(b)	795	116,309
Fortive Corp. (1)(b)	144	9,873
IAC/InterActiveCorp (1)*(b)	938	204,456
Illumina, Inc. (1)*(b)	2,744	834,780
Intrexon Corp. (1)*(b)	27,145	155,269
Jazz Pharmaceuticals plc (1)*(b)	1,087	139,288
LivePerson, Inc. (1)*(b)	4,053	144,692
MINDBODY, Inc., Class A (3)*(c)(d)	93,547	3,544,415
Oil States International, Inc. (1)*(b)	832	11,066
Panera Bread Co., Class A (3)*(c)(d)	38,740	583,529
Proofpoint, Inc. (1)*(b)	1,486	191,768
Square, Inc., Class A (1)*(b)	3,057	189,381
Tesla, Inc. (1)*(b)	4,250	1,023,698
Wayfair, Inc., Class A (1)*(b)	15,002	1,682,024

		12,328,797

TOTAL COMMON STOCKS (Cost $11,836,702)		12,373,675

PREFERRED STOCKS - 0.3%

United States - 0.3%
Dominion Energy, Inc., Series A, 7.25%, 6/1/2022 (b) (Cost $1,487,500)	14,875	1,573,031

CONVERTIBLE PREFERRED STOCKS - 9.9%

United States - 9.9%
2017 Mandatory Exchangeable Trust $100 par, 5.19%, 12/1/2020 (b)(e)	25,225	3,497,536
Avantor, Inc. Series A, $50 par, 6.25%, 5/15/2022 (b)	18,250	974,368
Broadcom, Inc. Series A, $1,000 par, 8.00%, 9/30/2022 *(b)	3,125	3,207,813
CenterPoint Energy, Inc. Series B, $50 par, 7.00%, 9/1/2021 (b)	122,675	6,419,582
Change Healthcare, Inc. $50 par, 6.00%, 6/30/2022 (b)	8,375	399,655
DTE Energy Co. $50 par, 6.50%, 10/1/2019	87,625	5,065,106
Fortive Corp. Series A, $1,000 par, 5.00%, 7/1/2021 (b)	11,150	10,051,724
NCR Corp. Series A, $1,000 par, 5.50%, 12/31/2049 *(b)(f)(g)	3,922	4,929,983
NextEra Energy, Inc. $50 par, 4.87%, 9/1/2022 *(b)	39,650	1,988,051

INVESTMENTS	SHARES	VALUE ($)
United States - 9.9% (continued)
QTS Realty Trust, Inc., REIT Series B, $100 par, 6.50%, 12/31/2049 (b)(f)	7,650	928,143
Rexnord Corp. Series A, $50 par, 5.75%, 11/15/2019 (b)	35,625	1,948,609
Sempra Energy Series A, $100 par, 6.00%, 1/15/2021 (b)	33,975	4,009,373
South Jersey Industries, Inc. $50 par, 7.25%, 4/15/2021 (b)	16,500	852,555
Southern Co. (The) Series 2019, $50 par, 6.75%, 8/1/2022 *(b)	24,450	1,308,320

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $44,318,599)		45,580,818

	PRINCIPAL AMOUNT ($)
CORPORATE BONDS - 0.1%

United States - 0.1%
SunEdison, Inc.
2.00%, 10/1/2018 (3)(b)(c)(h)	5,950,000	126,438
2.75%, 1/1/2021 (3)(b)(c)(h)	4,925,000	104,656

TOTAL CORPORATE BONDS (Cost $15,555,747)		231,094

CONVERTIBLE BONDS - 54.0%

Argentina - 1.4%
MercadoLibre, Inc. 2.00%, 8/15/2028 (b)	4,300,000	6,312,319

Brazil - 0.3%
GOL Equity Finance SA 3.75%, 7/15/2024 (b)(e)	1,175,000	1,233,016

Canada - 0.8%
Aphria, Inc. 5.25%, 6/1/2024 (b)(e)	900,000	676,688
Element Fleet Management Corp. 4.25%, 6/30/2020 (b)	2,500,000	1,896,478
Tilray, Inc. 5.00%, 10/1/2023 (b)(e)	1,425,000	923,578

		3,496,744

Chile - 0.2%
Liberty Latin America Ltd. 2.00%, 7/15/2024 (b)(e)	1,025,000	1,023,599

China - 0.4%
iQIYI, Inc. 2.00%, 4/1/2025 (b)(e)	1,425,000	1,235,503
Pinduoduo, Inc. 0.00%, 10/1/2024 (b)(e)	525,000	535,279

		1,770,782

France - 2.1%
AXA SA 7.25%, 5/15/2021 (b)(e)	8,825,000	9,418,745

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Germany - 0.7%
Deutsche Bank AG 1.00%, 5/1/2023 (b)	3,250,000	3,248,375

Ivory Coast - 0.1%
Endeavour Mining Corp. 3.00%, 2/15/2023 (b)(e)	625,000	676,987

Monaco - 0.2%
Scorpio Tankers, Inc. 3.00%, 5/15/2022 (b)	1,025,000	1,084,929

Norway - 0.8%
Ship Finance International Ltd. 5.75%, 10/15/2021 (b)	3,600,000	3,750,945

United States - 47.0%
Aerie Pharmaceuticals, Inc. 1.50%, 10/1/2024 (b)(e)	650,000	652,773
Aerojet Rocketdyne Holdings, Inc. 2.25%, 12/15/2023 (b)	250,000	498,438
Akamai Technologies, Inc. 0.38%, 9/1/2027 (b)(e)	1,900,000	1,936,857
AMAG Pharmaceuticals, Inc. 3.25%, 6/1/2022 (b)	2,450,000	2,015,125
Apellis Pharmaceuticals, Inc. 3.50%, 9/15/2026 (b)(e)	975,000	909,400
Apollo Commercial Real Estate Finance, Inc., REIT
4.75%, 8/23/2022 (b)	1,350,000	1,370,865
5.38%, 10/15/2023 (b)	1,925,000	1,968,542
Ares Capital Corp. 4.63%, 3/1/2024 (b)	2,650,000	2,787,138
Atlas Air Worldwide Holdings, Inc. 1.88%, 6/1/2024 (b)	1,475,000	1,221,484
Benefitfocus, Inc. 1.25%, 12/15/2023 (b)(e)	450,000	388,455
Blackline, Inc. 0.13%, 8/1/2024 (b)(e)	500,000	476,776
Blackstone Mortgage Trust, Inc., REIT 4.75%, 3/15/2023 (b)	2,300,000	2,400,625
Clovis Oncology, Inc.
4.50%, 8/1/2024 (b)(e)	500,000	375,096
1.25%, 5/1/2025 (b)	925,000	386,563
DISH Network Corp. 3.38%, 8/15/2026 (b)	1,525,000	1,397,214
Dycom Industries, Inc. 0.75%, 9/15/2021 (b)	2,023,000	1,941,340
Etsy, Inc. 0.13%, 10/1/2026 (b)(e)	1,625,000	1,596,953
FireEye, Inc. 0.88%, 6/1/2024 (b)	2,700,000	2,529,984
FTI Consulting, Inc. 2.00%, 8/15/2023 (b)	2,500,000	3,042,775
Gannett Co., Inc. 4.75%, 4/15/2024 (b)	2,250,000	2,425,950
Gogo, Inc. 6.00%, 5/15/2022 (b)(e)	1,325,000	1,578,280
Guess?, Inc. 2.00%, 4/15/2024 (b)(e)	575,000	574,083

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
United States - 47.0% (continued)
IAC Financeco 3, Inc. 2.00%, 1/15/2030 (b)(e)	1,450,000	1,562,326
IAC FinanceCo, Inc. 0.88%, 10/1/2022 (b)(e)	1,600,000	2,440,613
Infinera Corp. 2.13%, 9/1/2024 (b)	2,125,000	1,843,586
Innoviva, Inc. 2.13%, 1/15/2023 (b)	825,000	774,469
Insight Enterprises, Inc. 0.75%, 2/15/2025 (b)(e)	750,000	770,938
Insulet Corp. 0.38%, 9/1/2026 (b)(e)	825,000	836,475
Intercept Pharmaceuticals, Inc. 2.00%, 5/15/2026 (b)	250,000	224,688
InterDigital, Inc. 2.00%, 6/1/2024 (b)(e)	900,000	883,686
Intrexon Corp. 3.50%, 7/1/2023 (b)	2,025,000	1,235,270
Invitae Corp. 2.00%, 9/1/2024 (b)(e)	175,000	173,819
KBR, Inc. 2.50%, 11/1/2023 (b)(e)	2,050,000	2,371,727
Liberty Media Corp.
2.13%, 3/31/2048 (b)(e)	1,275,000	1,303,688
2.25%, 12/1/2048 (b)(e)	2,950,000	3,369,986
Ligand Pharmaceuticals, Inc. 0.75%, 5/15/2023 (b)	1,950,000	1,625,231
Meritor, Inc. 3.25%, 10/15/2037 (b)	1,625,000	1,590,150
MFA Financial, Inc., REIT 6.25%, 6/15/2024 (b)	750,000	769,738
Microchip Technology, Inc. 2.25%, 2/15/2037 (b)	10,865,000	13,979,996
Neurocrine Biosciences, Inc. 2.25%, 5/15/2024 (b)	575,000	787,296
Novellus Systems, Inc. 2.63%, 5/15/2041 (b)	13,275,000	94,888,940
Okta, Inc. 0.13%, 9/1/2025 (b)(e)	1,100,000	995,949
Omeros Corp. 6.25%, 11/15/2023 (b)(e)	1,575,000	1,654,408
OPKO Health, Inc. 4.50%, 2/15/2025 (b)	875,000	716,171
Prospect Capital Corp. 6.38%, 3/1/2025 (b)	675,000	713,861
PTC Therapeutics, Inc. 1.50%, 9/15/2026 (b)(e)	1,300,000	1,234,473
Pure Storage, Inc. 0.13%, 4/15/2023 (b)	1,700,000	1,671,703
Q2 Holdings, Inc. 0.75%, 6/1/2026 (b)(e)	150,000	165,570
Redwood Trust, Inc., REIT
4.75%, 8/15/2023 (b)	1,975,000	1,963,195
5.63%, 7/15/2024 (b)	1,900,000	1,929,064
RH
0.00%, 6/15/2023 (b)	2,475,000	2,678,421
0.00%, 9/15/2024 (b)(e)	1,725,000	1,733,309
SailPoint Technologies Holding, Inc. 0.13%, 9/15/2024 (b)(e)	1,300,000	1,235,326
SEACOR Holdings, Inc. 2.50%, 12/15/2027 (b)	5,575,000	5,436,122

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
United States - 47.0% (continued)
Splunk, Inc. 1.13%, 9/15/2025 (b)	4,550,000	4,973,719
SunEdison, Inc. 0.25%, 1/15/2020 (3)(b)(c)(h)	8,325,000	176,906
Tesla, Inc. 2.00%, 5/15/2024 (b)	2,550,000	2,589,984
TTM Technologies, Inc. 1.75%, 12/15/2020 (b)	5,725,000	7,633,189
Uniti Fiber Holdings, Inc., REIT 4.00%, 6/15/2024 (b)(e)	1,100,000	967,416
Vector Group Ltd. 1.75%, 4/15/2020 (b)(i)	650,000	675,594
Vonage Holdings Corp. 1.75%, 6/1/2024 (b)(e)	550,000	567,327
Wayfair, Inc.
1.13%, 11/1/2024 (b)(e)	3,950,000	4,761,655
1.00%, 8/15/2026 (b)(e)	2,300,000	2,363,451
Workiva, Inc. 1.13%, 8/15/2026 (b)(e)	475,000	434,516
Zillow Group, Inc.
1.50%, 7/1/2023 (b)	2,125,000	1,866,016
0.75%, 9/1/2024 (b)(e)	1,350,000	1,289,335
1.38%, 9/1/2026 (b)(e)	1,350,000	1,260,403

		215,594,421

TOTAL CONVERTIBLE BONDS (Cost $179,775,246)		247,610,862

	SHARES
SHORT-TERM INVESTMENTS - 70.0%

INVESTMENT COMPANIES - 62.8%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 1.79% (1)(j)(k)	145,691,042	145,691,042
Limited Purpose Cash Investment Fund, 2.01% (1)(j)(l)	140,638,598	140,652,662
UBS Select Treasury Preferred Fund, Class I, 1.91% (1)(j)	726,642	726,642

TOTAL INVESTMENT COMPANIES (Cost $287,039,476)		287,070,346

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 7.2%
U.S. Treasury Bills
2.41%, 10/3/2019 (m)(n)	6,585,000	6,584,401
2.05%, 12/26/2019 (m)(n)	2,932,000	2,919,497
1.97%, 2/6/2020 (n)	4,602,000	4,572,670
1.91%, 2/13/2020 (n)	3,856,000	3,830,334
1.86%, 2/20/2020 (n)	5,267,000	5,229,812
1.86%, 2/27/2020 (m)(n)	3,444,000	3,418,520
1.81%, 4/2/2020 (n)	6,585,000	6,524,593

TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,072,462)		33,079,827

TOTAL SHORT-TERM INVESTMENTS (Cost $320,111,938)		320,150,173

TOTAL LONG POSITIONS (Cost $573,085,732)		627,519,653

INVESTMENTS	SHARES	VALUE ($)
SHORT POSITIONS - (45.1)%

COMMON STOCKS - (41.9)%

Argentina - (1.0)%
MercadoLibre, Inc. (1)*	(7,904)	(4,356,922)

Canada - 0.0% (a)
Element Fleet Management Corp.(1)	(4,307)	(34,460)

Chile - (0.1)%
Liberty Latin America Ltd., Class C (1)*	(28,352)	(484,677)

China - (0.1)%
iQIYI, Inc., ADR (1)*	(22,102)	(356,505)

Ivory Coast - (0.1)%
Endeavour Mining Corp. (1)*	(14,120)	(269,856)

Monaco - (0.1)%
Scorpio Tankers, Inc. (1)	(15,235)	(453,394)

Norway - (0.3)%
Ship Finance International Ltd. (1)	(89,691)	(1,259,262)

United States - (40.2)%
Aerojet Rocketdyne Holdings, Inc. (1)*	(8,942)	(451,660)
Akamai Technologies, Inc. (1)*	(9,240)	(844,351)
AMAG Pharmaceuticals, Inc. (1)*	(20,891)	(241,291)
Apollo Commercial Real Estate Finance, Inc., REIT (1)	(38,576)	(739,502)
Ares Capital Corp. (1)	(30,654)	(571,237)
Atlas Air Worldwide Holdings, Inc. (1)*	(7,727)	(194,952)
Avantor, Inc. (1)*	(52,142)	(766,487)
AXA Equitable Holdings, Inc. (1)	(316,103)	(7,004,842)
Benefitfocus, Inc. (1)*	(3,682)	(87,668)
Blackline, Inc. (1)*	(3,849)	(184,021)
Blackstone Mortgage Trust, Inc., Class A, REIT (1)	(23,414)	(839,392)
CenterPoint Energy, Inc. (1)	(140,685)	(4,245,873)
Change Healthcare, Inc. (1)*	(23,836)	(287,939)
Chesapeake Energy Corp. (1)*	(1,517)	(2,139)
Clovis Oncology, Inc. (1)*	(43,995)	(172,900)
DISH Network Corp., Class A (1)*	(12,986)	(442,433)
Dominion Energy, Inc. (1)	(12,578)	(1,019,321)
DTE Energy Co. (1)	(37,655)	(5,006,609)
Dycom Industries, Inc. (1)*	(4,163)	(212,521)
Etsy, Inc. (1)*	(12,025)	(679,413)
FireEye, Inc. (1)*	(46,863)	(625,152)
Fortive Corp. (1)	(105,889)	(7,259,750)
FTI Consulting, Inc. (1)*	(17,139)	(1,816,563)
Gannett Co., Inc. (1)	(92,764)	(996,285)
Gogo, Inc. (1)*	(157,896)	(952,113)
Guess?, Inc. (1)	(12,779)	(236,795)
IAC/InterActiveCorp (1)*	(12,113)	(2,640,271)
Infinera Corp. (1)*	(119,449)	(650,997)
Innoviva, Inc. (1)*	(12,664)	(133,479)
Insight Enterprises, Inc. (1)*	(6,477)	(360,704)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
United States - (40.2)% (continued)
Intercept Pharmaceuticals, Inc. (1)*	(1,520)	(100,867)
InterDigital, Inc. (1)	(4,318)	(226,565)
KBR, Inc. (1)	(51,827)	(1,271,835)
Lam Research Corp. (1)	(405,442)	(93,701,701)
Ligand Pharmaceuticals, Inc. (1)*	(1,726)	(171,806)
Live Nation Entertainment, Inc. (1)*	(27,240)	(1,807,102)
Meritor, Inc. (1)*	(16,891)	(312,484)
MFA Financial, Inc., REIT (1)	(2,829)	(20,821)
Microchip Technology, Inc. (1)	(129,716)	(12,051,914)
NCR Corp. (1)*	(71,250)	(2,248,650)
Neurocrine Biosciences, Inc. (1)*	(5,604)	(504,976)
New York Times Co. (The), Class A (1)	(110,136)	(3,136,673)
Oil States International, Inc. (1)*	(832)	(11,066)
Omeros Corp. (1)*	(39,141)	(639,173)
OPKO Health, Inc. (1)*	(100,468)	(209,978)
Prospect Capital Corp. (1)	(4,111)	(27,091)
Pure Storage, Inc., Class A (1)*	(31,380)	(531,577)
Q2 Holdings, Inc. (1)*	(1,168)	(92,120)
QTS Realty Trust, Inc., Class A, REIT (1)	(10,004)	(514,306)
Redwood Trust, Inc., REIT (1)	(49,455)	(811,557)
Rexnord Corp. (1)*	(56,009)	(1,515,043)
RH (1)*	(12,856)	(2,196,190)
SEACOR Holdings, Inc. (1)*	(30,698)	(1,444,955)
Sempra Energy (1)	(20,479)	(3,022,905)
Sirius XM Holdings, Inc. (1)	(66,773)	(417,665)
South Jersey Industries, Inc. (1)	(17,618)	(579,808)
Southern Co. (The) (1)	(13,037)	(805,295)
Splunk, Inc. (1)*	(18,367)	(2,164,735)
Tesla, Inc. (1)*	(9,517)	(2,292,360)
TTM Technologies, Inc. (1)*	(448,747)	(5,472,470)
Uniti Group, Inc., REIT (1)	(45,138)	(350,497)
Vector Group Ltd. (1)	(481)	(5,729)
Vonage Holdings Corp. (1)*	(16,617)	(187,772)
Voya Financial, Inc. (1)	(18,061)	(983,241)
Wayfair, Inc., Class A (1)*	(43,986)	(4,931,710)
Workiva, Inc. (1)*	(3,467)	(151,959)
Zillow Group, Inc., Class C (1)*	(7,528)	(224,485)

		(184,805,741)

TOTAL COMMON STOCKS (Proceeds $(133,359,689))		(192,020,817)

	PRINCIPAL AMOUNT ($)
CONVERTIBLE BONDS - (3.2)%

United States - (3.2)%
BioMarin Pharmaceutical, Inc.
1.50%, 10/15/2020	(750,000)	(772,377)
0.60%, 8/1/2024	(1,475,000)	(1,449,919)
Booking Holdings, Inc. 0.90%, 9/15/2021	(5,200,000)	(6,029,485)
DocuSign, Inc. 0.50%, 9/15/2023 (e)	(500,000)	(561,122)
Euronet Worldwide, Inc. 0.75%, 3/15/2049 (e)	(300,000)	(351,188)
IAC Financeco 2, Inc. 0.88%, 6/15/2026 (e)	(450,000)	(468,372)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
United States - (3.2)% (continued)
Illumina, Inc.
0.50%, 6/15/2021	(550,000)	(728,710)
0.00%, 8/15/2023	(1,250,000)	(1,382,813)
Jazz Investments I Ltd. 1.50%, 8/15/2024	(700,000)	(673,770)
LivePerson, Inc. 0.75%, 3/1/2024 (e)	(225,000)	(262,317)
Proofpoint, Inc. 0.25%, 8/15/2024 (e)	(375,000)	(405,990)
Square, Inc. 0.50%, 5/15/2023	(425,000)	(472,547)
Wayfair, Inc. 0.38%, 9/1/2022	(1,000,000)	(1,235,625)

TOTAL CONVERTIBLE BONDS (Proceeds $(14,858,272))		(14,794,235)

TOTAL SHORT POSITIONS (Proceeds $(148,217,961))		(206,815,052)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 91.9% (Cost $424,867,771)		420,704,601

OTHER ASSETS IN EXCESS OF LIABILITIES - 8.1% (o)		37,415,173

NET ASSETS - 100.0%		458,119,774

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$5,875,776	1.3%
Consumer Discretionary	10,740,763	2.3
Consumer Staples	669,865	0.1
Energy	7,114,408	1.6
Financials	20,957,077	4.6
Health Care	9,938,779	2.2
Industrials	9,819,315	2.1
Information Technology	27,464,352	6.0
Materials	407,131	0.1
Real Estate	1,030,756	0.2
Utilities	6,536,206	1.4
Short-Term Investments	320,150,173	70.0

Total Investments In Securities At Value	420,704,601	91.9
Other Assets in Excess of Liabilities (o)	37,415,173	8.1

Net Assets	$458,119,774	100.0%

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $275,984,222. In addition, $8,689,886 of cash collateral was pledged.
(c)

Security fair valued as of September 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2019 amounted to $4,535,944, which represents approximately 0.99% of net assets of the fund.

(d)	Restricted Security.

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

(e)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2019 amounted to $58,037,011, which represents approximately 12.67% of net assets of the fund.

(f)	Perpetual security. The rate reflected was the rate in effect on September 30, 2019. The maturity date reflects the next call date.
(g)	Payment in-kind security.
(h)	Defaulted security.
(i)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. See Note to Consolidated Schedule of Investments for further information. The interest rate shown was the current rate as of September 30, 2019.

(j)	Represents 7-day effective yield as of September 30, 2019.
(k)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(l)	For the period ended September 30, 2019, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/18	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 09/30/19	VALUE AT 09/30/19	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)

Other Affiliates:

SHORT-TERM INVESTMENTS - 30.7%

INVESTMENT COMPANIES - 30.7%
Limited Purpose Cash Investment Fund, 2.01% (a) (Cost $140,621,792)	533,760,562	1,078,508,351	(1,471,630,315)	140,638,598	$140,652,662	$5,430,535	$141,687	$(106,473)

(a)	Represents 7-day effective yield as of September 30, 2019.

(m)	All or a portion of the security pledged as collateral for futures contracts.
(n)	The rate shown was the effective yield at the date of purchase.
(o)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap and written options contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security.
(3)	Level 3 security.

Credit default swap contracts outstanding — buy protection as of September 30, 2019:

Exchange Cleared

REFERENCE ENTITY	FINANCING RATE PAID	PAYMENT FREQUENCY	MATURITY DATE	CREDIT SPREAD	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE

iTraxx Europe Crossover Series 32.V1	5.00%	Quarterly	12/20/2024	2.33%	EUR	6,589,000	$(991,730)	$49,964	$(941,766)
iTraxx Europe Series 32.V1	1.00%	Quarterly	12/20/2024	0.55%	EUR	22,712,000	(601,124)	14,532	(586,592)
Markit CDX North America High Yield Index Series 33.V1	5.00%	Quarterly	12/20/2024	3.50%	USD	10,096,000	(660,388)	(16,959)	(677,347)
Markit CDX North America Investment Grade Index Series 33.V1	1.00%	Quarterly	12/20/2024	0.60%	USD	31,000,000	(630,214)	7,978	(622,236)

							(2,883,456)	55,515	(2,827,941)

							$(2,883,456)	$55,515	$(2,827,941)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Written Call Option Contracts (Premium Style) as of September 30, 2019:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE

EURO STOXX 50 Index	JPMS	13	EUR	(464,029)	EUR	3,475.00	10/18/2019	$(15,473)
EURO STOXX 50 Index	JPMS	17	EUR	(606,807)	EUR	3,475.00	11/15/2019	(23,940)
EURO STOXX 50 Index	JPMS	2	EUR	(71,389)	EUR	3,500.00	10/18/2019	(1,931)
FTSE 100 Index	JPMS	4	GBP	(296,328)	GBP	7,250.00	11/15/2019	(11,189)
FTSE 100 Index	JPMS	3	GBP	(222,246)	GBP	7,275.00	10/18/2019	(6,308)
Nikkei 225 Index	JPMS	1	JPY	(21,755,840)	JPY	20,875.00	11/8/2019	(9,896)
Nikkei 225 Index	JPMS	1	JPY	(21,755,840)	JPY	21,000.00	11/8/2019	(8,925)
Russell 2000 Index	JPMS	1	USD	(152,337)	USD	1,465.00	10/18/2019	(6,985)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,960.00	11/15/2019	(7,410)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,970.00	10/18/2019	(4,240)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,970.00	11/15/2019	(6,650)
S&P 500 Index	JPMS	4	USD	(1,190,696)	USD	2,975.00	10/18/2019	(16,600)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,985.00	10/18/2019	(3,540)
S&P 500 Index	JPMS	3	USD	(893,022)	USD	2,985.00	11/15/2019	(16,860)
S&P 500 Index	JPMS	2	USD	(595,348)	USD	3,005.00	10/18/2019	(4,636)
S&P 500 Index	JPMS	3	USD	(893,022)	USD	3,005.00	11/15/2019	(13,350)
S&P 500 Index	JPMS	2	USD	(595,348)	USD	3,015.00	11/15/2019	(8,080)

								$(166,013)

Written Put Option Contracts (Premium Style) as of September 30, 2019:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE

EURO STOXX 50 Index	JPMS	17	EUR	(606,807)	EUR	3,275.00	11/15/2019	$(2,816)
EURO STOXX 50 Index	JPMS	17	EUR	(606,807)	EUR	3,325.00	11/15/2019	(3,613)
EURO STOXX 50 Index	JPMS	17	EUR	(606,807)	EUR	3,375.00	10/18/2019	(1,390)
EURO STOXX 50 Index	JPMS	17	EUR	(606,807)	EUR	3,375.00	11/15/2019	(4,688)
EURO STOXX 50 Index	JPMS	17	EUR	(606,807)	EUR	3,400.00	10/18/2019	(1,723)
EURO STOXX 50 Index	JPMS	3	EUR	(107,084)	EUR	3,425.00	10/18/2019	(376)
EURO STOXX 50 Index	JPMS	17	EUR	(606,807)	EUR	3,425.00	11/15/2019	(6,133)
EURO STOXX 50 Index	JPMS	16	EUR	(571,112)	EUR	3,450.00	10/18/2019	(2,476)
FTSE 100 Index	JPMS	5	GBP	(370,411)	GBP	6,925.00	11/15/2019	(1,844)
FTSE 100 Index	JPMS	5	GBP	(370,411)	GBP	7,000.00	11/15/2019	(2,305)
FTSE 100 Index	JPMS	3	GBP	(222,246)	GBP	7,025.00	10/18/2019	(350)
FTSE 100 Index	JPMS	3	GBP	(222,246)	GBP	7,050.00	10/18/2019	(387)
FTSE 100 Index	JPMS	4	GBP	(296,328)	GBP	7,075.00	11/15/2019	(2,361)
FTSE 100 Index	JPMS	3	GBP	(222,246)	GBP	7,125.00	10/18/2019	(572)
FTSE 100 Index	JPMS	3	GBP	(222,246)	GBP	7,175.00	10/18/2019	(738)
FTSE 100 Index	JPMS	4	GBP	(296,328)	GBP	7,175.00	11/15/2019	(3,221)
FTSE 100 Index	JPMS	3	GBP	(222,246)	GBP	7,225.00	10/18/2019	(978)
Nikkei 225 Index	JPMS	1	JPY	(21,755,840)	JPY	19,875.00	11/8/2019	(638)
Nikkei 225 Index	JPMS	1	JPY	(21,755,840)	JPY	20,000.00	11/8/2019	(731)
Nikkei 225 Index	JPMS	1	JPY	(21,755,840)	JPY	20,125.00	11/8/2019	(814)
Nikkei 225 Index	JPMS	1	JPY	(21,755,840)	JPY	20,250.00	11/8/2019	(897)
Nikkei 225 Index	JPMS	1	JPY	(21,755,840)	JPY	20,375.00	11/8/2019	(1,064)
Nikkei 225 Index	JPMS	1	JPY	(21,755,840)	JPY	20,625.00	10/11/2019	(277)
Nikkei 225 Index	JPMS	1	JPY	(21,755,840)	JPY	20,625.00	11/8/2019	(1,295)
Nikkei 225 Index	JPMS	1	JPY	(21,755,840)	JPY	20,750.00	11/8/2019	(1,480)
Nikkei 225 Index	JPMS	2	JPY	(43,511,680)	JPY	21,125.00	10/11/2019	(1,332)
Nikkei 225 Index	JPMS	1	JPY	(21,755,840)	JPY	21,375.00	10/11/2019	(1,064)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Written Put Option Contracts (Premium Style) as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
Nikkei 225 Index	JPMS	1	JPY	(21,755,840)	JPY	21,500.00	10/11/2019	$(1,341)
Nikkei 225 Index	JPMS	1	JPY	(21,755,840)	JPY	21,750.00	10/11/2019	(2,127)
S&P 500 Index	JPMS	2	USD	(595,348)	USD	2,775.00	11/15/2019	(3,780)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,805.00	11/15/2019	(2,360)
S&P 500 Index	JPMS	3	USD	(893,022)	USD	2,810.00	11/15/2019	(6,780)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,820.00	11/15/2019	(2,420)
S&P 500 Index	JPMS	4	USD	(1,190,696)	USD	2,840.00	10/18/2019	(3,380)
S&P 500 Index	JPMS	4	USD	(1,190,696)	USD	2,840.00	11/15/2019	(11,120)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,845.00	11/15/2019	(2,760)
S&P 500 Index	JPMS	4	USD	(1,190,696)	USD	2,855.00	11/15/2019	(11,900)
S&P 500 Index	JPMS	2	USD	(595,348)	USD	2,860.00	10/18/2019	(2,130)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,865.00	10/18/2019	(1,139)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,865.00	11/15/2019	(3,150)
S&P 500 Index	JPMS	2	USD	(595,348)	USD	2,870.00	11/15/2019	(6,320)
S&P 500 Index	JPMS	4	USD	(1,190,696)	USD	2,875.00	10/18/2019	(5,220)
S&P 500 Index	JPMS	3	USD	(893,022)	USD	2,880.00	11/15/2019	(10,290)
S&P 500 Index	JPMS	3	USD	(893,022)	USD	2,890.00	10/18/2019	(4,212)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,890.00	11/15/2019	(3,660)
S&P 500 Index	JPMS	2	USD	(595,348)	USD	2,895.00	10/18/2019	(3,200)
S&P 500 Index	JPMS	4	USD	(1,190,696)	USD	2,895.00	11/15/2019	(14,760)
S&P 500 Index	JPMS	2	USD	(595,348)	USD	2,905.00	11/15/2019	(7,932)
S&P 500 Index	JPMS	5	USD	(1,488,370)	USD	2,910.00	10/18/2019	(8,955)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,915.00	10/18/2019	(1,845)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,915.00	11/15/2019	(4,127)
S&P 500 Index	JPMS	4	USD	(1,190,696)	USD	2,920.00	10/18/2019	(7,620)
S&P 500 Index	JPMS	2	USD	(595,348)	USD	2,925.00	10/18/2019	(4,400)
S&P 500 Index	JPMS	3	USD	(893,022)	USD	2,925.00	11/15/2019	(12,690)
S&P 500 Index	JPMS	2	USD	(595,348)	USD	2,930.00	11/15/2019	(9,330)
S&P 500 Index	JPMS	4	USD	(1,190,696)	USD	2,940.00	10/18/2019	(9,520)
S&P 500 Index	JPMS	6	USD	(1,786,044)	USD	2,940.00	11/15/2019	(28,890)
S&P 500 Index	JPMS	4	USD	(1,190,696)	USD	2,945.00	10/18/2019	(9,820)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,950.00	10/18/2019	(2,590)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,955.00	10/18/2019	(2,850)
S&P 500 Index	JPMS	3	USD	(893,022)	USD	2,965.00	11/15/2019	(17,850)
S&P 500 Index	JPMS	2	USD	(595,348)	USD	2,970.00	10/18/2019	(6,500)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,980.00	10/18/2019	(3,700)
S&P 500 Index	JPMS	2	USD	(595,348)	USD	2,980.00	11/15/2019	(12,200)
S&P 500 Index	JPMS	2	USD	(595,348)	USD	2,995.00	10/18/2019	(8,180)

								$(306,611)

Total Written Option Contracts (Premium Style) (Premiums Received ($584,586))								$(472,624)

Written Call Option Contracts (Futures Style) as of September 30, 2019:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Euro-Bund December Futures	GSCO	1	EUR	(100,000)	EUR	175.50	10/25/2019	$1,160
Euro-Bund December Futures	GSCO	6	EUR	(600,000)	EUR	176.50	10/25/2019	7,248

								$8,408

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Written Put Option Contracts (Futures Style) as of September 30, 2019:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Euro-Bund December Futures	GSCO	5	EUR	(500,000)	EUR	173.50	10/25/2019	$1,053
Euro-Bund December Futures	GSCO	2	EUR	(200,000)	EUR	174.00	10/25/2019	99
Euro-Bund December Futures	GSCO	13	EUR	(1,300,000)	EUR	174.50	10/25/2019	(97)
Euro-Bund December Futures	GSCO	1	EUR	(100,000)	EUR	175.00	10/25/2019	(173)
Euro-Bund December Futures	GSCO	10	EUR	(1,000,000)	EUR	175.50	10/25/2019	(2,947)
Euro-Bund December Futures	GSCO	4	EUR	(400,000)	EUR	176.50	10/25/2019	(2,861)

								$(4,926)

Total Written Option Contracts (Futures Style)								$3,482

Total return swap contracts outstanding as of September 30, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

BIST 30 Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	10/31/2019	TRY	7,184,463	$49,491
Canada 10 Year Bond December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	BANA	12/18/2019	CAD	(5,418,800)	39,193
Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/08/2019	USD	(304,150)	23,773
Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/08/2019	USD	(182,490)	14,130
DTOP Index December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	12/19/2019	ZAR	(3,651,550)	14,750
DTOP Index December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	JPMC	12/19/2019	ZAR	(1,147,630)	4,599
Hang Seng Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	JPMC	10/30/2019	HKD	(26,042,000)	4,383
iBovespa Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	10/16/2019	BRL	3,154,170	9,581
iBovespa Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	10/16/2019	BRL	22,604,885	67,567

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	12/12/2019	KRW	890,987,500	$4,832
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/04/2019	USD	460,130	31,118
SGX NIFTY 50 Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MSCS	10/31/2019	USD	(1,269,180)	8,258
SGX NIFTY 50 Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	JPMC	10/31/2019	USD	(69,228)	254
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/25/2019	USD	4,258,200	133,941
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/25/2019	USD	4,756,500	67,221
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/22/2019	USD	(6,441,400)	235,006
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/22/2019	USD	(30,100)	1,595
Swiss Market Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	12/20/2019	CHF	1,608,640	15,506
TAIEX Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MSCS	10/16/2019	TWD	(6,493,800)	347
Tel Aviv Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/23/2019	ILS	646,192	42
WIG20 Index December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	JPMC	12/20/2019	PLN	(1,004,640)	611
MSCI Emerging Markets Thailand Net Total Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the LIBOR plus or minus a specified spread (-0.20%)	Monthly	JPMC	12/18/2019	USD	(111,019)	240
MSCI Emerging Markets Thailand Net Total Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the LIBOR plus or minus a specified spread (-0.20%)	Monthly	JPMC	12/18/2019	USD	(1,102,687)	21,147

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.02%)	Increases in total return of reference entity	Monthly	CITI	12/20/2019	EUR	1,435,224	$10,700
MSCI South Africa Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the JIBAR plus or minus a specified spread (0.00%)	Monthly	CITI	12/18/2019	ZAR	(1,988,510)	4,162
MSCI South Africa Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the JIBAR plus or minus a specified spread (-0.55%)	Monthly	CITI	12/18/2019	ZAR	(39,463,863)	73,715

								836,162

Coffee ‘C’ December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/08/2019	USD	(265,519)	(1,678)
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/22/2019	USD	(3,414,400)	(207,066)
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/22/2019	USD	(135,800)	(9,060)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/08/2019	USD	91,245	(6,860)
HSCEI October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2019	HKD	1,021,000	(134)
HSCEI October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/30/2019	HKD	58,707,500	(9,268)
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	12/12/2019	KRW	137,075,000	(1,133)
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	12/12/2019	KRW	1,850,512,500	(6,584)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/04/2019	USD	(460,130)	$(22,429)
Live Cattle December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	12/06/2019	USD	(2,161,880)	(121,016)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/25/2019	USD	(4,258,200)	(110,497)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	10/25/2019	USD	(3,171,000)	(84,245)
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	11/22/2019	USD	(180,600)	(2,600)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/22/2019	USD	30,100	(225)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/22/2019	USD	2,016,700	(166,445)
Soybean Oil December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/22/2019	USD	(436,200)	(14,520)
Soybean Oil December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/22/2019	USD	366,408	(1,398)
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/22/2019	USD	(470,963)	(11,488)
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/22/2019	USD	(297,450)	(10,359)
MSCI Daily TR Net Israel Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.27%)	Increases in total return of reference entity	Monthly	JPMC	12/20/2019	USD	780,358	(3,979)
MSCI Mexico Net Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the TIIE plus or minus a specified spread (-0.65%)	Monthly	CITI	12/18/2019	MXN	(4,010,172)	(1,726)

								(792,710)

								$43,452

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	53	10/2019	EUR	$6,702,746	$47,903
Brent Crude Oil	41	10/2019	USD	2,429,250	(186,865)
CAC 40 10 Euro Index	229	10/2019	EUR	14,167,214	165,095
Hang Seng Index	4	10/2019	HKD	664,532	1,640
HSCEI	8	10/2019	HKD	521,071	(1,214)
IBEX 35 Index	65	10/2019	EUR	6,540,926	165,983
LME Aluminum Base Metal	1	10/2019	USD	42,538	(2,099)
LME Aluminum Base Metal	1	10/2019	USD	42,559	(2,211)
LME Aluminum Base Metal	1	10/2019	USD	42,613	(2,490)
LME Aluminum Base Metal	1	10/2019	USD	42,688	(3,420)
LME Aluminum Base Metal	1	10/2019	USD	42,694	(3,297)
LME Aluminum Base Metal	2	10/2019	USD	85,400	(7,284)
LME Aluminum Base Metal	2	10/2019	USD	85,268	(6,141)
LME Copper Base Metal	2	10/2019	USD	285,688	(11,606)
LME Copper Base Metal	3	10/2019	USD	427,544	(17,515)
LME Copper Base Metal	9	10/2019	USD	1,284,581	(74,443)
LME Copper Base Metal	13	10/2019	USD	1,853,556	(79,834)
LME Copper Base Metal	16	10/2019	USD	2,282,500	(96,199)
LME Nickel Base Metal	1	10/2019	USD	103,008	18,574
LME Nickel Base Metal	1	10/2019	USD	102,972	16,703
LME Nickel Base Metal	1	10/2019	USD	103,301	27,482
LME Nickel Base Metal	1	10/2019	USD	103,164	17,848
LME Nickel Base Metal	1	10/2019	USD	103,239	22,401
LME Nickel Base Metal	1	10/2019	USD	103,044	18,844
LME Nickel Base Metal	1	10/2019	USD	103,194	19,033
LME Nickel Base Metal	2	10/2019	USD	206,268	29,462
LME Nickel Base Metal	2	10/2019	USD	206,568	48,250
LME Zinc Base Metal	1	10/2019	USD	60,488	(285)
LME Zinc Base Metal	1	10/2019	USD	60,713	(1,397)
LME Zinc Base Metal	1	10/2019	USD	60,513	(1,197)
LME Zinc Base Metal	1	10/2019	USD	60,588	(495)
MSCI Singapore Index	53	10/2019	SGD	1,377,582	(2,258)
MSCI Taiwan Index	23	10/2019	USD	936,330	6,527
SGX FTSE China A50 Index	50	10/2019	USD	679,500	(8,934)
LME Copper Base Metal	1	11/2019	USD	142,960	(741)
LME Copper Base Metal	1	11/2019	USD	142,900	583
LME Copper Base Metal	1	11/2019	USD	142,925	(348)
LME Copper Base Metal	1	11/2019	USD	142,950	(469)
LME Copper Base Metal	1	11/2019	USD	142,936	(1,817)
LME Copper Base Metal	1	11/2019	USD	142,963	(1,277)
LME Copper Base Metal	1	11/2019	USD	142,969	(923)
LME Copper Base Metal	1	11/2019	USD	142,953	(1,804)
LME Copper Base Metal	3	11/2019	USD	428,963	(174)
LME Zinc Base Metal	1	11/2019	USD	60,383	3,456
100 oz Gold	33	12/2019	USD	4,860,570	(163,292)
3 Month Eurodollar	49	12/2019	USD	12,009,900	(4,025)
ASX 90 Day Bank Accepted Bill	109	12/2019	AUD	73,399,421	22,694
Australia 10 Year Bond	477	12/2019	AUD	47,439,274	456,271
Australia 3 Year Bond	577	12/2019	AUD	45,055,358	152,146
Cocoa	9	12/2019	USD	219,780	(2,480)
Cocoa	27	12/2019	GBP	636,403	16,653
DJIA CBOT E-Mini Index	33	12/2019	USD	4,438,665	(38,271)
EURO STOXX 50 Index	1,260	12/2019	EUR	48,822,130	608,742

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
Euro-Bobl	164	12/2019	EUR	$24,247,681	$(126,211)
Euro-BTP	6	12/2019	EUR	953,750	1,197
Euro-Bund	399	12/2019	EUR	75,779,590	(760,502)
Euro-Buxl	1	12/2019	EUR	237,064	8,552
Euro-OAT	13	12/2019	EUR	2,413,182	(11,569)
Euro-Schatz	253	12/2019	EUR	30,975,823	(51,834)
FTSE 100 Index	40	12/2019	GBP	3,631,353	33,461
FTSE/MIB Index	141	12/2019	EUR	16,955,840	220,617
Japan 10 Year Bond	34	12/2019	JPY	48,746,173	75,369
KOSPI 200 Index	51	12/2019	KRW	2,922,219	7,836
LME Aluminum Base Metal	1	12/2019	USD	43,272	(1,768)
LME Aluminum Base Metal	1	12/2019	USD	43,275	(1,528)
LME Aluminum Base Metal	1	12/2019	USD	43,063	(1,878)
LME Aluminum Base Metal	1	12/2019	USD	43,226	(1,139)
LME Aluminum Base Metal	1	12/2019	USD	43,038	(140)
LME Aluminum Base Metal	1	12/2019	USD	43,221	(1,257)
LME Aluminum Base Metal	1	12/2019	USD	43,056	(1,497)
LME Aluminum Base Metal	1	12/2019	USD	43,239	(1,239)
LME Aluminum Base Metal	2	12/2019	USD	86,225	(3,531)
LME Aluminum Base Metal	2	12/2019	USD	86,525	(3,181)
LME Aluminum Base Metal	4	12/2019	USD	172,200	(4,162)
LME Aluminum Base Metal	4	12/2019	USD	172,175	(1,987)
LME Copper Base Metal	1	12/2019	USD	143,085	(2,088)
LME Copper Base Metal	1	12/2019	USD	143,063	(2,489)
LME Copper Base Metal	2	12/2019	USD	286,162	(1,735)
LME Copper Base Metal	5	12/2019	USD	715,500	(10,965)
LME Copper Base Metal	7	12/2019	USD	1,001,656	(28,364)
LME Copper Base Metal	9	12/2019	USD	1,287,844	(7,667)
LME Copper Base Metal	11	12/2019	USD	1,573,481	(18,127)
LME Nickel Base Metal	1	12/2019	USD	102,375	(948)
LME Nickel Base Metal	1	12/2019	USD	102,458	(3,741)
LME Nickel Base Metal	3	12/2019	USD	307,170	2,176
LME Zinc Base Metal	1	12/2019	USD	59,908	1,905
LME Zinc Base Metal	1	12/2019	USD	59,838	585
LME Zinc Base Metal	1	12/2019	USD	59,498	1,695
MSCI EAFE E-Mini Index	1	12/2019	USD	94,920	(929)
NASDAQ 100 E-Mini Index	38	12/2019	USD	5,905,580	(111,465)
Nikkei 225 Index	5	12/2019	JPY	1,006,243	(4,905)
Palladium	5	12/2019	USD	823,750	42,182
Russell 2000 E-Mini Index	546	12/2019	USD	41,632,500	(1,556,868)
S&P/TSX 60 Index	74	12/2019	CAD	11,127,509	(20,244)
Silver	50	12/2019	USD	4,249,500	(271,671)
SPI 200 Index	160	12/2019	AUD	18,040,063	30,771
U.S. Treasury 5 Year Note	131	12/2019	USD	15,608,445	60,894
U.S. Treasury Long Bond	36	12/2019	USD	5,843,250	42,955
U.S. Treasury Ultra Bond	32	12/2019	USD	6,141,000	59,372
Platinum	27	1/2020	USD	1,200,420	(84,685)
3 Month Eurodollar	235	3/2020	USD	57,768,875	(27,499)
ASX 90 Day Bank Accepted Bill	301	3/2020	AUD	202,769,953	189,679
3 Month Eurodollar	268	6/2020	USD	65,958,150	(14,687)
3 Month Euroswiss	1	6/2020	CHF	252,643	(457)
ASX 90 Day Bank Accepted Bill	232	6/2020	AUD	156,307,038	101,220
3 Month Eurodollar	233	9/2020	USD	57,390,813	(15,169)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
3 Month Euroswiss	2	9/2020	CHF	$505,335	$(340)
ASX 90 Day Bank Accepted Bill	169	9/2020	AUD	113,870,001	12,248
3 Month Euro Euribor	32	12/2020	EUR	8,767,994	(7,476)
3 Month Eurodollar	74	12/2020	USD	18,227,125	4,072
3 Month Sterling	36	12/2020	GBP	5,502,820	4,500
3 Month Euro Euribor	32	3/2021	EUR	8,767,994	(5,951)
3 Month Eurodollar	81	3/2021	USD	19,967,513	4,330
3 Month Sterling	38	3/2021	GBP	5,811,452	5,626
3 Month Euro Euribor	34	6/2021	EUR	9,315,530	(4,508)
3 Month Eurodollar	110	6/2021	USD	27,121,875	9,407
3 Month Sterling	41	6/2021	GBP	6,270,882	7,042
3 Month Euro Euribor	20	9/2021	EUR	5,479,451	234
3 Month Eurodollar	126	9/2021	USD	31,068,450	1,358
3 Month Sterling	41	9/2021	GBP	6,271,197	7,215

					(1,098,418)

Short Contracts
FTSE Bursa Malaysia KLCI Index	(112)	10/2019	MYR	(2,118,557)	2,403
LME Aluminum Base Metal	(1)	10/2019	USD	(42,613)	2,510
LME Aluminum Base Metal	(1)	10/2019	USD	(42,559)	2,226
LME Aluminum Base Metal	(1)	10/2019	USD	(42,538)	2,235
LME Aluminum Base Metal	(1)	10/2019	USD	(42,694)	3,241
LME Aluminum Base Metal	(1)	10/2019	USD	(42,688)	3,282
LME Aluminum Base Metal	(2)	10/2019	USD	(85,268)	6,542
LME Aluminum Base Metal	(2)	10/2019	USD	(85,400)	7,213
LME Copper Base Metal	(2)	10/2019	USD	(285,688)	11,982
LME Copper Base Metal	(3)	10/2019	USD	(427,544)	16,449
LME Copper Base Metal	(9)	10/2019	USD	(1,284,581)	77,409
LME Copper Base Metal	(13)	10/2019	USD	(1,853,556)	88,768
LME Copper Base Metal	(16)	10/2019	USD	(2,282,500)	92,253
LME Nickel Base Metal	(1)	10/2019	USD	(103,164)	(17,607)
LME Nickel Base Metal	(1)	10/2019	USD	(103,194)	(19,881)
LME Nickel Base Metal	(1)	10/2019	USD	(103,008)	(18,744)
LME Nickel Base Metal	(1)	10/2019	USD	(102,972)	(16,859)
LME Nickel Base Metal	(1)	10/2019	USD	(103,239)	(22,722)
LME Nickel Base Metal	(1)	10/2019	USD	(103,301)	(27,551)
LME Nickel Base Metal	(1)	10/2019	USD	(103,044)	(18,990)
LME Nickel Base Metal	(2)	10/2019	USD	(206,268)	(30,036)
LME Nickel Base Metal	(2)	10/2019	USD	(206,568)	(48,057)
LME Zinc Base Metal	(1)	10/2019	USD	(60,713)	1,647
LME Zinc Base Metal	(1)	10/2019	USD	(60,488)	135
LME Zinc Base Metal	(1)	10/2019	USD	(60,513)	1,335
LME Zinc Base Metal	(1)	10/2019	USD	(60,588)	435
Natural Gas	(35)	10/2019	USD	(815,500)	46,751
NY Harbor ULSD	(4)	10/2019	USD	(318,730)	(2,772)
OMXS30 Index	(42)	10/2019	SEK	(703,019)	1,015
RBOB Gasoline	(2)	10/2019	USD	(131,586)	(670)
SGX NIFTY 50 Index	(87)	10/2019	USD	(2,007,612)	12,707
WTI Crude Oil	(74)	10/2019	USD	(4,001,180)	147,461
LME Copper Base Metal	(1)	11/2019	USD	(142,960)	888
LME Copper Base Metal	(1)	11/2019	USD	(142,953)	2,269
LME Copper Base Metal	(1)	11/2019	USD	(142,950)	560

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal	(1)	11/2019	USD	$(142,969)	$978
LME Copper Base Metal	(1)	11/2019	USD	(142,900)	47
LME Copper Base Metal	(1)	11/2019	USD	(142,963)	1,160
LME Copper Base Metal	(1)	11/2019	USD	(142,936)	1,385
LME Copper Base Metal	(1)	11/2019	USD	(142,925)	573
LME Copper Base Metal	(3)	11/2019	USD	(428,963)	354
LME Zinc Base Metal	(1)	11/2019	USD	(60,383)	(3,342)
Low Sulphur Gasoil	(25)	11/2019	USD	(1,466,250)	(31,170)
Soybean	(43)	11/2019	USD	(1,947,900)	(17,270)
3 Month Canadian Bankers Acceptance	(22)	12/2019	CAD	(4,067,762)	(574)
3 Month Euro Euribor	(48)	12/2019	EUR	(13,139,565)	3,390
3 Month Sterling	(116)	12/2019	GBP	(17,698,326)	(2,878)
Canada 10 Year Bond	(253)	12/2019	CAD	(27,231,611)	234,935
Coffee ‘C’	(53)	12/2019	USD	(2,010,356)	(52,152)
Copper	(18)	12/2019	USD	(1,160,325)	16,837
Corn	(122)	12/2019	USD	(2,366,800)	(151,303)
Cotton No. 2	(23)	12/2019	USD	(699,545)	(2,964)
DAX Index	(58)	12/2019	EUR	(19,614,685)	(76,263)
FTSE/JSE Top 40 Index	(76)	12/2019	ZAR	(2,475,056)	130,051
KC HRW Wheat	(20)	12/2019	USD	(415,000)	(766)
Lean Hogs	(7)	12/2019	USD	(203,280)	(14,571)
Live Cattle	(31)	12/2019	USD	(1,367,720)	(73,556)
LME Aluminum Base Metal	(1)	12/2019	USD	(43,272)	1,879
LME Aluminum Base Metal	(1)	12/2019	USD	(43,063)	1,777
LME Aluminum Base Metal	(1)	12/2019	USD	(43,221)	1,348
LME Aluminum Base Metal	(1)	12/2019	USD	(43,056)	1,546
LME Aluminum Base Metal	(1)	12/2019	USD	(43,275)	1,657
LME Aluminum Base Metal	(1)	12/2019	USD	(43,226)	983
LME Aluminum Base Metal	(1)	12/2019	USD	(43,038)	136
LME Aluminum Base Metal	(1)	12/2019	USD	(43,239)	1,413
LME Aluminum Base Metal	(2)	12/2019	USD	(86,525)	3,620
LME Aluminum Base Metal	(2)	12/2019	USD	(86,225)	3,401
LME Aluminum Base Metal	(4)	12/2019	USD	(172,200)	3,892
LME Aluminum Base Metal	(4)	12/2019	USD	(172,175)	1,357
LME Aluminum Base Metal	(33)	12/2019	USD	(1,425,600)	32,233
LME Copper Base Metal	(1)	12/2019	USD	(143,063)	1,835
LME Copper Base Metal	(1)	12/2019	USD	(143,085)	2,163
LME Copper Base Metal	(2)	12/2019	USD	(286,162)	1,571
LME Copper Base Metal	(5)	12/2019	USD	(715,500)	10,763
LME Copper Base Metal	(7)	12/2019	USD	(1,001,656)	19,718
LME Copper Base Metal	(11)	12/2019	USD	(1,573,481)	19,848
LME Copper Base Metal	(33)	12/2019	USD	(4,722,094)	40,654
LME Nickel Base Metal	(1)	12/2019	USD	(102,458)	5,240
LME Nickel Base Metal	(1)	12/2019	USD	(102,375)	910
LME Zinc Base Metal	(1)	12/2019	USD	(59,908)	(2,087)
LME Zinc Base Metal	(1)	12/2019	USD	(59,838)	(283)
LME Zinc Base Metal	(1)	12/2019	USD	(59,498)	(1,845)
LME Zinc Base Metal	(9)	12/2019	USD	(538,088)	(24,587)
Long Gilt	(531)	12/2019	GBP	(87,644,091)	(540,051)
MEX BOLSA Index	(51)	12/2019	MXN	(1,125,882)	(782)
MSCI Emerging Markets E-Mini Index	(17)	12/2019	USD	(851,615)	10,511
S&P 500 E-Mini Index	(928)	12/2019	USD	(138,202,401)	1,128,328

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
SET50 Index	(271)	12/2019	THB	$(1,922,385)	$(4,759)
Soybean Meal	(33)	12/2019	USD	(993,300)	(5,595)
Soybean Oil	(10)	12/2019	USD	(174,480)	(106)
TOPIX Index	(64)	12/2019	JPY	(9,399,491)	(157,450)
U.S. Treasury 10 Year Note	(195)	12/2019	USD	(25,410,938)	(312,262)
U.S. Treasury 2 Year Note	(143)	12/2019	USD	(30,816,500)	16,510
Wheat	(72)	12/2019	USD	(1,784,700)	(63,381)
Sugar No. 11	(171)	2/2020	USD	(2,422,728)	(129,904)
3 Month Canadian Bankers Acceptance	(108)	3/2020	CAD	(19,983,281)	21,893
3 Month Euro Euribor	(158)	3/2020	EUR	(43,270,442)	(7,892)
3 Month Euroswiss	(1)	3/2020	CHF	(252,618)	27
3 Month Sterling	(512)	3/2020	GBP	(78,199,377)	(36,265)
3 Month Canadian Bankers Acceptance	(101)	6/2020	CAD	(18,698,551)	25,664
3 Month Euro Euribor	(158)	6/2020	EUR	(43,281,205)	(7,042)
3 Month Sterling	(515)	6/2020	GBP	(78,697,153)	(31,481)
3 Month Canadian Bankers Acceptance	(69)	9/2020	CAD	(12,781,419)	20,599
3 Month Euro Euribor	(110)	9/2020	EUR	(30,136,981)	(4,624)
3 Month Sterling	(421)	9/2020	GBP	(64,358,894)	(34,866)

					286,942

					$(811,476)

Forward foreign currency contracts outstanding as of September 30, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)

AUD	7,514,250	USD	5,053,050	CITI	12/18/2019	$31,290
AUD	7,514,250	USD	5,053,056	JPMC	12/18/2019	31,284
BRL	118,000	USD	28,195	CITI**	12/18/2019	71
BRL	118,000	USD	28,195	JPMC**	12/18/2019	71
CAD	31,479,144	USD	23,700,847	CITI	12/18/2019	91,063
CAD	31,479,128	USD	23,700,864	JPMC	12/18/2019	91,035
CNY	456,500	USD	63,462	CITI**	12/18/2019	344
CNY	456,500	USD	63,462	JPMC**	12/18/2019	344
COP	17,580,000	USD	5,025	CITI**	12/18/2019	8
COP	17,580,000	USD	5,025	JPMC**	12/18/2019	8
CZK	22,250,000	USD	941,125	CITI	12/18/2019	567
CZK	22,250,000	USD	941,126	JPMC	12/18/2019	565
GBP	5,027,000	USD	6,180,843	CITI	12/18/2019	20,205
GBP	5,027,001	USD	6,180,852	JPMC	12/18/2019	20,198
HKD	36,108,946	USD	4,605,254	CITI	12/18/2019	5,338
HKD	36,108,930	USD	4,605,257	JPMC	12/18/2019	5,332
IDR	11,776,532,286	USD	813,997	CITI**	12/18/2019	8,335
IDR	11,776,532,287	USD	814,000	JPMC**	12/18/2019	8,331
ILS	5,496,000	USD	1,570,368	CITI	12/18/2019	17,378
ILS	5,496,000	USD	1,570,370	JPMC	12/18/2019	17,376
INR	434,120,500	USD	5,966,248	CITI**	12/18/2019	118,825

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Forward foreign currency contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
INR	434,120,500	USD	5,966,256	JPMC**	12/18/2019	$118,818
JPY	100,664,500	USD	936,284	CITI	12/18/2019	131
JPY	100,664,500	USD	936,285	JPMC	12/18/2019	130
KRW	5,352,580,294	USD	4,437,751	CITI**	12/18/2019	35,711
KRW	5,352,580,276	USD	4,437,750	JPMC**	12/18/2019	35,711
MXN	349,564,065	USD	17,242,710	CITI	12/18/2019	251,406
MXN	349,564,075	USD	17,242,732	JPMC	12/18/2019	251,382
NOK	1	USD	–	JPMC	12/18/2019	–
PHP	36,752,501	USD	701,788	CITI**	12/18/2019	5,327
PHP	36,752,499	USD	701,787	JPMC**	12/18/2019	5,327
SGD	13,637,000	USD	9,848,455	CITI	12/18/2019	27,145
SGD	13,637,000	USD	9,848,468	JPMC	12/18/2019	27,133
THB	9,372,750	USD	305,211	CITI	12/18/2019	1,708
THB	9,372,750	USD	305,212	JPMC	12/18/2019	1,707
TWD	115,228,012	USD	3,700,561	CITI**	12/18/2019	34,297
TWD	115,227,988	USD	3,700,574	JPMC**	12/18/2019	34,283
USD	7,413,490	AUD	10,897,752	CITI	12/18/2019	39,784
USD	7,413,478	AUD	10,897,748	JPMC	12/18/2019	39,775
USD	14,665,897	BRL	60,152,000	CITI**	12/18/2019	257,349
USD	14,665,863	BRL	60,152,000	JPMC**	12/18/2019	257,314
USD	1,033,048	CAD	1,362,358	CITI	12/18/2019	3,379
USD	1,033,049	CAD	1,362,361	JPMC	12/18/2019	3,378
USD	31,834,333	CHF	31,121,000	CITI	12/18/2019	433,135
USD	31,834,294	CHF	31,121,000	JPMC	12/18/2019	433,096
USD	8,555,415	CLP	6,128,383,958	CITI**	12/18/2019	137,215
USD	8,555,404	CLP	6,128,383,962	JPMC**	12/18/2019	137,205
USD	3,286,451	CNY	23,378,514	CITI**	12/18/2019	18,793
USD	3,286,448	CNY	23,378,517	JPMC**	12/18/2019	18,789
USD	618,576	COP	2,110,233,712	CITI**	12/18/2019	14,416
USD	618,575	COP	2,110,233,712	JPMC**	12/18/2019	14,415
USD	4,509,643	CZK	105,500,000	CITI	12/18/2019	44,542
USD	4,509,638	CZK	105,500,000	JPMC	12/18/2019	44,536
USD	83,866,448	EUR	75,292,124	CITI	12/18/2019	1,301,271
USD	83,866,552	EUR	75,292,123	JPMC	12/18/2019	1,301,376
USD	7,408,914	GBP	5,978,691	CITI	12/18/2019	33,907
USD	7,375,467	GBP	5,951,693	JPMC	12/18/2019	33,766
USD	294,106	HKD	2,302,438	CITI	12/18/2019	119
USD	294,106	HKD	2,302,438	JPMC	12/18/2019	118
USD	9,882,690	HUF	2,933,210,992	CITI	12/18/2019	288,706
USD	9,882,678	HUF	2,933,210,992	JPMC	12/18/2019	288,693
USD	366,677	IDR	5,243,009,500	CITI**	12/18/2019	568
USD	366,677	IDR	5,243,009,500	JPMC**	12/18/2019	568
USD	7,038,137	JPY	751,477,500	CITI	12/18/2019	47,638
USD	7,038,128	JPY	751,477,500	JPMC	12/18/2019	47,630
USD	10,522,590	KRW	12,534,799,638	CITI**	12/18/2019	46,530
USD	10,522,617	KRW	12,534,799,615	JPMC**	12/18/2019	46,558
USD	2,187,649	MXN	43,302,108	CITI	12/18/2019	20,572
USD	2,187,647	MXN	43,302,110	JPMC	12/18/2019	20,570
USD	4,685,446	NOK	42,030,001	CITI	12/18/2019	59,757
USD	4,685,440	NOK	42,030,000	JPMC	12/18/2019	59,751
USD	16,489,965	NZD	26,048,999	CITI	12/18/2019	148,905
USD	16,489,946	NZD	26,049,001	JPMC	12/18/2019	148,884
USD	26,298	PHP	1,365,000	CITI**	12/18/2019	36
USD	26,298	PHP	1,365,000	JPMC**	12/18/2019	36
USD	5,994,156	PLN	23,613,500	CITI	12/18/2019	98,851

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Forward foreign currency contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	5,994,149	PLN	23,613,500	JPMC	12/18/2019	$98,842
USD	29,938,844	SEK	287,953,999	CITI	12/18/2019	528,718
USD	29,938,806	SEK	287,953,999	JPMC	12/18/2019	528,680
USD	594,603	SGD	818,500	CITI	12/18/2019	1,864
USD	594,602	SGD	818,500	JPMC	12/18/2019	1,864
USD	12,282	THB	374,000	CITI	12/18/2019	35
USD	12,282	THB	374,000	JPMC	12/18/2019	35
USD	284,375	TWD	8,763,500	CITI**	12/18/2019	325
USD	284,375	TWD	8,763,500	JPMC**	12/18/2019	325
USD	1,736,294	ZAR	26,303,999	CITI	12/18/2019	17,028
USD	1,736,292	ZAR	26,304,001	JPMC	12/18/2019	17,026
ZAR	80,018,998	USD	5,165,347	CITI	12/18/2019	64,803
ZAR	80,019,005	USD	5,165,354	JPMC	12/18/2019	64,798

Total unrealized appreciation						8,514,458

AUD	39,571,753	USD	27,074,886	CITI	12/18/2019	(299,598)
AUD	39,571,747	USD	27,074,916	JPMC	12/18/2019	(299,632)
BRL	2,435,500	USD	599,220	CITI**	12/18/2019	(15,832)
BRL	2,435,500	USD	599,221	JPMC**	12/18/2019	(15,832)
CAD	32,281,864	USD	24,492,676	CITI	12/18/2019	(94,070)
CAD	29,746,865	USD	22,574,189	JPMC	12/18/2019	(91,535)
CHF	8,079,011	USD	8,275,214	CITI	12/18/2019	(123,464)
CHF	8,078,989	USD	8,275,202	JPMC	12/18/2019	(123,474)
CLP	714,048,000	USD	992,918	CITI**	12/18/2019	(12,073)
CLP	714,048,000	USD	992,920	JPMC**	12/18/2019	(12,074)
CNY	6,553,688	USD	919,012	CITI**	12/18/2019	(2,991)
CNY	6,553,688	USD	919,013	JPMC**	12/18/2019	(2,992)
COP	301,812,000	USD	87,862	CITI**	12/18/2019	(1,453)
COP	301,812,000	USD	87,862	JPMC**	12/18/2019	(1,453)
CZK	22,250,000	USD	956,454	CITI	12/18/2019	(14,762)
CZK	22,250,000	USD	956,455	JPMC	12/18/2019	(14,763)
EUR	7,029,128	USD	7,804,138	CITI	12/18/2019	(96,011)
EUR	7,029,114	USD	7,804,132	JPMC	12/18/2019	(96,021)
GBP	18,653,500	USD	23,254,186	CITI	12/18/2019	(244,187)
GBP	18,652,503	USD	23,252,981	JPMC	12/18/2019	(244,213)
HKD	2,759,493	USD	352,754	CITI	12/18/2019	(406)
HKD	2,759,507	USD	352,756	JPMC	12/18/2019	(406)
HUF	34,285,500	USD	112,779	CITI	12/18/2019	(638)
HUF	34,285,500	USD	112,779	JPMC	12/18/2019	(638)
IDR	30,071,930,429	USD	2,112,697	CITI**	12/18/2019	(12,835)
IDR	30,071,930,430	USD	2,112,699	JPMC**	12/18/2019	(12,836)
JPY	4,455,875,337	USD	42,167,409	CITI	12/18/2019	(717,346)
JPY	4,455,875,337	USD	42,167,462	JPMC	12/18/2019	(717,398)
KRW	6,766,467,216	USD	5,688,930	CITI**	12/18/2019	(33,801)
KRW	6,766,467,214	USD	5,688,937	JPMC**	12/18/2019	(33,807)
MXN	239,524,439	USD	12,057,960	CITI	12/18/2019	(70,838)
MXN	239,524,429	USD	12,057,975	JPMC	12/18/2019	(70,851)
NOK	89,745,496	USD	9,996,471	CITI	12/18/2019	(119,366)
NOK	89,745,503	USD	9,996,487	JPMC	12/18/2019	(119,381)
NZD	8,829,498	USD	5,652,106	CITI	12/18/2019	(113,184)
NZD	8,829,500	USD	5,652,114	JPMC	12/18/2019	(113,192)
PLN	32,611,004	USD	8,288,134	CITI	12/18/2019	(146,526)
PLN	32,610,996	USD	8,288,142	JPMC	12/18/2019	(146,536)
SEK	17,271,500	USD	1,799,352	CITI	12/18/2019	(35,331)
SEK	17,271,500	USD	1,799,355	JPMC	12/18/2019	(35,333)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Forward foreign currency contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
SGD	1,315,500	USD	956,370	CITI	12/18/2019	$(3,715)
SGD	1,315,500	USD	956,371	JPMC	12/18/2019	(3,717)
THB	9,940,750	USD	325,696	CITI	12/18/2019	(179)
THB	9,940,750	USD	325,697	JPMC	12/18/2019	(179)
TWD	27,088,500	USD	883,250	CITI**	12/18/2019	(5,237)
TWD	27,088,500	USD	883,251	JPMC**	12/18/2019	(5,238)
USD	4,845,706	AUD	7,204,752	CITI	12/18/2019	(29,218)
USD	4,845,698	AUD	7,204,748	JPMC	12/18/2019	(29,224)
USD	7,039,467	BRL	29,474,000	CITI**	12/18/2019	(20,607)
USD	7,039,458	BRL	29,474,000	JPMC**	12/18/2019	(20,614)
USD	6,626,672	CAD	8,799,642	CITI	12/18/2019	(24,091)
USD	6,626,662	CAD	8,799,640	JPMC	12/18/2019	(24,099)
USD	1,092,231	CNY	7,853,173	CITI**	12/18/2019	(5,421)
USD	1,092,230	CNY	7,853,172	JPMC**	12/18/2019	(5,423)
USD	11,399,510	GBP	9,307,310	CITI	12/18/2019	(81,508)
USD	11,373,659	GBP	9,286,308	JPMC	12/18/2019	(81,454)
USD	1,088,356	HKD	8,530,501	CITI	12/18/2019	(867)
USD	1,088,354	HKD	8,530,499	JPMC	12/18/2019	(868)
USD	293,364	HUF	89,882,500	CITI	12/18/2019	(625)
USD	293,364	HUF	89,882,500	JPMC	12/18/2019	(625)
USD	620,191	IDR	8,942,188,500	CITI**	12/18/2019	(4,223)
USD	620,191	IDR	8,942,188,500	JPMC**	12/18/2019	(4,225)
USD	4,271,791	ILS	14,954,002	CITI	12/18/2019	(48,287)
USD	4,271,784	ILS	14,953,999	JPMC	12/18/2019	(48,292)
USD	1,515,534	INR	110,665,000	CITI**	12/18/2019	(35,659)
USD	1,515,617	INR	110,665,000	JPMC**	12/18/2019	(35,576)
USD	6,124,323	JPY	658,630,500	CITI	12/18/2019	(2,481)
USD	6,124,315	JPY	658,630,500	JPMC	12/18/2019	(2,489)
USD	22,921,524	KRW	27,666,808,067	CITI**	12/18/2019	(201,231)
USD	22,921,495	KRW	27,666,808,033	JPMC**	12/18/2019	(201,261)
USD	1,819,064	MXN	36,636,896	CITI	12/18/2019	(14,447)
USD	1,819,061	MXN	36,636,886	JPMC	12/18/2019	(14,450)
USD	814,479	NOK	7,417,500	CITI	12/18/2019	(1,868)
USD	814,478	NOK	7,417,500	JPMC	12/18/2019	(1,868)
USD	378,773	PHP	19,863,500	CITI**	12/18/2019	(3,399)
USD	378,773	PHP	19,863,500	JPMC**	12/18/2019	(3,399)
USD	772,137	PLN	3,096,502	CITI	12/18/2019	(931)
USD	772,135	PLN	3,096,498	JPMC	12/18/2019	(931)
USD	91,112	SEK	895,000	CITI	12/18/2019	(298)
USD	91,112	SEK	895,000	JPMC	12/18/2019	(298)
USD	1,749,169	SGD	2,425,500	CITI	12/18/2019	(7,322)
USD	1,749,167	SGD	2,425,500	JPMC	12/18/2019	(7,325)
USD	20,046	THB	613,000	CITI	12/18/2019	(27)
USD	20,046	THB	613,000	JPMC	12/18/2019	(27)
USD	2,098,580	TWD	65,329,012	CITI**	12/18/2019	(18,913)
USD	2,098,577	TWD	65,328,988	JPMC**	12/18/2019	(18,916)
USD	2,073,237	ZAR	32,028,003	CITI	12/18/2019	(20,157)
USD	2,073,234	ZAR	32,027,997	JPMC	12/18/2019	(20,160)
ZAR	98,847,002	USD	6,638,289	CITI	12/18/2019	(177,513)
ZAR	98,846,998	USD	6,638,297	JPMC	12/18/2019	(177,522)

Total unrealized depreciation						(5,723,483)

Net unrealized appreciation						$2,790,975

**	Non-deliverable forward.

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total Return Basket Swaps Outstanding at September 30, 2019

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-1.00% to 1.25%), which is denominated in GBP based on the local currencies of the positions within the swap.	24-25 months maturity ranging from 09/25/2020 - 09/27/2021	$1,804,827	$(12,102)	$6,932	$(5,170)

BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (1.25%), which is denominated in USD based on the local currencies of the positions within the swap.	24 months maturity 09/25/2020	$518,805	$5,744	$(236)	$5,508

BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-1.25%), which is denominated in USD based on the local currencies of the positions within the swap.	61-65 months maturity 07/11/2024	$583,467	$21,875	$(9,710)	$12,165

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the CIBOR plus or minus a specified spread (-0.35%), which is denominated in DKK based on the local currencies of the positions within the swap.	17-20 months maturity 01/14/2021	$380	$(34)	$(110)	$(144)

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR plus or minus a specified spread (-1.50% to 0.35%), which is denominated in EUR based on the local currencies of the positions within the swap.	17-18 months maturity 01/14/2021	$1,119,097	$54,144	$(1,242)	$52,902

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total Return Basket Swaps Outstanding at September 30, 2019 (continued)

Over the Counter (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HIBOR plus or minus a specified spread (-0.40% to 0.00%), which is denominated in HKD based on the local currencies of the positions within the swap.	16 months maturity 01/14/2021	$466,030	$22,471	$(7,033)	$15,438

MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HONIX plus or minus a specified spread (-0.50%), which is denominated in HKD based on the local currencies of the positions within the swap.	25 months maturity 09/23/2021	$101,032	$4,234	$(4)	$4,230

DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EUR/USD 1 Week Forward FX Swap Rate plus or minus a specified spread (-0.20% to 0.04%), which is denominated in EUR based on the local currencies of the positions within the swap.	61-85 months maturity ranging from 12/19/2019 - 01/10/2024	$49,963,845	$(1,656,287)	$(280,364)	$(1,936,651)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

France
Aeroports de Paris	1,920	$341,512	$(44,797)	2.3%
Amundi SA	9,750	679,165	115,676	(6.0)
BioMerieux	2,862	236,689	2,252	(0.1)
BNP Paribas SA	5,363	260,732	14,778	(0.8)
Bureau Veritas SA	11,144	268,233	7,753	(0.4)
Carrefour SA	31,129	544,517	(34,273)	1.8
Casino Guichard Perrachon SA	9,319	444,978	123,928	(6.4)
Cie Generale des Etablissements Michelin SCA	4,739	527,655	13,539	(0.7)
CNP Assurances	63,717	1,231,306	(24,904)	1.3
Dassault Systemes SE	3,577	509,566	(29,283)	1.5

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

France
Electricite de France SA	86,166	$963,894	$(259,283)	13.4%
Engie SA	40,165	655,580	54,851	(2.8)
Eutelsat Communications SA	83,229	1,548,225	(41,517)	2.1
Faurecia SE	11,343	537,726	73,820	(3.8)
Ipsen SA	5,645	535,521	(206,500)	10.7
Kering SA	2,469	1,258,165	(123,281)	6.4
Korian SA	8,534	350,818	26,393	(1.4)
Natixis SA	127,732	529,215	20,497	(1.1)
Orange SA	76,122	1,191,457	30,119	(1.6)
Peugeot SA	260,768	6,508,441	588,991	(30.4)
Sanofi	6,853	634,813	72,969	(3.8)
SCOR SE	8,957	369,812	(2,230)	0.1
Suez	23,789	373,882	44,227	(2.3)
Teleperformance	4,601	996,930	252,653	(13.0)
TOTAL SA	5,295	275,693	826	(0.0)
Veolia Environnement SA	20,574	521,173	36,778	(1.9)
Vivendi SA	15,126	413,889	9,953	(0.5)

Luxembourg
SES SA	88,512	1,613,348	153,229	(7.9)

Short Positions

Common Stock

France
Accor SA	(8,598)	(358,395)	(5,877)	0.3
Altran Technologies SA	(81,303)	(1,276,468)	(613,949)	31.7
AXA SA	(11,738)	(299,716)	(4,353)	0.2
Bollore SA	(194,637)	(805,984)	(107,144)	5.5
Cie Plastic Omnium SA	(28,280)	(776,444)	(55,362)	2.9
Edenred	(14,017)	(672,392)	(107,352)	5.5
Elior Group SA	(45,584)	(605,381)	7,754	(0.4)
EssilorLuxottica SA	(18,805)	(2,711,291)	(514,347)	26.6
Getlink SE	(77,935)	(1,170,255)	(349,086)	18.0
Iliad SA	(20,724)	(1,946,411)	928,999	(48.0)
Ingenico Group SA	(14,865)	(1,448,827)	(537,389)	27.7
JCDecaux SA	(37,531)	(1,015,607)	226,641	(11.7)
Pernod Ricard SA	(1,439)	(256,114)	(9,729)	0.5
Remy Cointreau SA	(26,362)	(3,499,438)	(1,310,666)	67.7
Renault SA	(13,543)	(777,275)	18,844	(1.0)
Societe BIC SA	(10,588)	(710,779)	102,068	(5.3)
Societe Generale SA	(8,845)	(242,283)	5,623	(0.3)
SPIE SA	(13,524)	(270,618)	(82,571)	4.3
Ubisoft Entertainment SA	(5,346)	(385,396)	17,576	(0.9)
Valeo SA	(75,430)	(2,444,463)	(239,245)	12.4
Worldline SA	(15,165)	(955,344)	29,373	(1.5)

Luxembourg
Eurofins Scientific SE	(682)	(317,156)	(28,669)	1.5

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread (-0.90% to 0.02%), which is denominated in GBP based on the local currencies of the positions within the swap.	85 months maturity 12/19/2019	$110,635,839	$(2,387,211)	$57,997	$(2,329,214)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Australia
BHP Group plc	127,073	$2,714,190	$(24,370)	1.0%
Rio Tinto plc	52,234	2,715,259	41,108	(1.8)

Netherlands
Royal Dutch Shell plc	83,701	2,454,780	24,616	(1.1)

Russia
Evraz plc	317,807	1,829,162	(115,411)	5.0

South Africa
Anglo American plc	78,246	1,798,249	(4,751)	0.2
Investec plc	327,299	1,683,755	(570,088)	24.5

Switzerland
Coca-Cola HBC AG	38,585	1,260,206	(16,664)	0.7
Glencore plc	377,241	1,136,835	(54,766)	2.4
IWG plc	359,313	1,805,307	809,311	(34.7)

United Kingdom
Bellway plc	31,252	1,284,774	169,384	(7.3)
BP plc	255,217	1,615,719	(7,372)	0.3
BT Group plc	735,130	1,612,445	(219,965)	9.4
Close Brothers Group plc	116,642	2,019,346	(57,348)	2.5
Direct Line Insurance Group plc	278,391	1,027,127	(98,642)	4.2
Dixons Carphone plc	993,657	1,451,731	(926,586)	39.8
Drax Group plc	542,773	1,843,308	(748,461)	32.1
Inchcape plc	294,040	2,282,586	(200,033)	8.6
Inmarsat plc	262,674	1,889,818	117,511	(5.0)
Intermediate Capital Group plc	122,749	2,194,944	1,121,219	(48.1)
Man Group PLC/Jersey	863,370	1,853,587	(92,754)	4.0
Moneysupermarket.com Group plc	268,410	1,248,248	287,195	(12.3)
Royal Mail plc	357,359	927,864	(479,942)	20.6
Smith & Nephew plc	43,978	1,059,075	329,990	(14.2)
Standard Life Aberdeen plc	278,334	977,542	(191,904)	8.2
Tate & Lyle plc	283,117	2,561,394	137,017	(5.9)
William Hill plc	421,208	971,536	(371,295)	15.9

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock

Germany
TUI AG	(96,393)	$(1,119,507)	$(168,318)	7.2%

South Africa
Old Mutual Ltd.	(800,276)	(1,022,673)	345,892	(14.9)

United Arab Emirates
NMC Health plc	(86,207)	(2,873,206)	176,095	(7.6)

United Kingdom
Admiral Group plc	(54,673)	(1,421,743)	1,467	(0.1)
Aggreko plc	(175,116)	(1,788,868)	160,161	(6.9)
Babcock International Group plc	(329,720)	(2,261,329)	471,695	(20.3)
Capita plc	(849,799)	(1,513,559)	(272,279)	11.7
easyJet plc	(169,673)	(2,394,718)	(382,757)	16.4
Greene King plc	(131,058)	(1,364,200)	(526,465)	22.6
Hargreaves Lansdown plc	(170,766)	(4,360,006)	(1,783,756)	76.6
John Wood Group plc	(488,276)	(2,276,398)	1,272,137	(54.6)
Jupiter Fund Management plc	(258,551)	(1,130,153)	(31,257)	1.3
Legal & General Group plc	(398,058)	(1,215,001)	(11,439)	0.5
Merlin Entertainments plc	(201,954)	(1,123,712)	(186,093)	8.0
Ocado Group plc	(59,723)	(971,435)	(61,320)	2.6
Pearson plc	(156,931)	(1,423,079)	63,982	(2.7)
Prudential plc	(74,316)	(1,346,698)	29,063	(1.2)
Rightmove plc	(160,065)	(1,083,037)	(213,306)	9.2
Rotork plc	(258,194)	(987,598)	(200,214)	8.6
Schroders plc	(33,817)	(1,278,245)	(25,836)	1.1
Severn Trent plc	(56,766)	(1,510,957)	(128,976)	5.5
SSE plc	(77,808)	(1,190,295)	(185,094)	7.9
St James’s Place plc	(144,857)	(1,742,293)	61,150	(2.6)
Weir Group plc (The)	(64,619)	(1,131,977)	260,367	(11.2)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HIBOR or HONIX plus or minus a specified spread (-1.65% to 0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	60-61 months maturity ranging from 04/13/2023 - 09/26/2024	$54,705,920	$(4,000,325)	$234,263	$(3,766,062)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

China
Anhui Conch Cement Co. Ltd.	129,000	$765,530	$(12,228)	0.3%
BAIC Motor Corp. Ltd.	1,346,500	831,841	32,111	(0.9)
Beijing Capital International Airport Co. Ltd.	1,714,000	1,462,567	(246,274)	6.5
Beijing Enterprises Holdings Ltd.	211,000	970,869	(157,004)	4.2
China Communications Services Corp. Ltd.	1,072,000	607,744	(162,226)	4.3
China Medical System Holdings Ltd.	744,000	883,693	84,479	(2.2)
China Mobile Ltd.	87,500	724,828	(194,236)	5.2
China National Building Material Co. Ltd.	724,000	649,379	(12,473)	0.3
China Resources Cement Holdings Ltd.	660,000	661,969	(40,960)	1.1
China Resources Power Holdings Co. Ltd.	706,000	856,579	(394,342)	10.5
China Telecom Corp. Ltd.	1,110,000	505,449	(56,250)	1.5
CITIC Ltd.	765,000	965,666	(174,624)	4.6
Country Garden Services Holdings Co. Ltd.	186,000	536,430	25,788	(0.7)
CSPC Pharmaceutical Group Ltd.	248,000	497,692	97,924	(2.6)
Far East Horizon Ltd.	1,203,000	1,117,262	(123,417)	3.3
Guangdong Investment Ltd.	412,000	806,335	35,645	(0.9)
Haitian International Holdings Ltd.	234,000	479,100	(151,292)	4.0
Kunlun Energy Co. Ltd.	610,000	525,623	(658)	0.0
New China Life Insurance Co. Ltd.	201,300	795,511	(259,718)	6.9
PICC Property & Casualty Co. Ltd.	914,999	1,067,651	67,165	(1.8)
Shandong Weigao Group Medical Polymer Co. Ltd.	1,028,000	1,058,635	181,592	(4.8)
Sinopec Engineering Group Co. Ltd.	1,509,500	948,361	(571,683)	15.2
Uni-President China Holdings Ltd.	898,000	968,858	62,647	(1.7)
Weichai Power Co. Ltd.	580,000	836,720	(83,433)	2.2
Zhejiang Expressway Co. Ltd.	886,000	766,475	(52,279)	1.4

Hong Kong
Haier Electronics Group Co. Ltd.	320,000	833,233	(117,308)	3.1

Short Positions

Common Stock

China
BBMG Corp.	(4,394,000)	(1,260,682)	151,528	(4.0)
Beijing Enterprises Water Group Ltd.	(910,000)	(465,622)	318	(0.0)
Brilliance China Automotive Holdings Ltd.	(930,000)	(999,070)	139,188	(3.7)
BYD Co. Ltd.	(102,500)	(509,402)	71,064	(1.9)
CGN Power Co. Ltd.	(1,823,000)	(460,871)	18,674	(0.5)
China International Capital Corp. Ltd.	(376,000)	(729,773)	(79,108)	2.1
China Merchants Bank Co. Ltd.	(133,000)	(632,569)	(123,740)	3.3
China Molybdenum Co. Ltd.	(2,256,000)	(748,770)	134,783	(3.6)
China Southern Airlines Co. Ltd.	(1,232,000)	(745,225)	212,091	(5.6)
China State Construction International Holdings Ltd.	(900,000)	(845,744)	114,534	(3.0)
China Tower Corp. Ltd.	(3,008,000)	(682,662)	108,387	(2.9)
CITIC Securities Co. Ltd.	(368,000)	(689,462)	6,035	(0.2)
Guangzhou Automobile Group Co. Ltd.	(1,048,000)	(1,002,963)	90,797	(2.4)
Huatai Securities Co. Ltd.	(691,200)	(1,035,766)	139,013	(3.7)
Maanshan Iron & Steel Co. Ltd.	(1,698,000)	(639,372)	49,555	(1.3)
Meituan Dianping	(78,100)	(797,665)	(151,093)	4.0
Ping An Insurance Group Co. of China Ltd.	(137,000)	(1,574,639)	(315,934)	8.4
Semiconductor Manufacturing International Corp.	(397,500)	(497,114)	(104,520)	2.8
Shanghai Fosun Pharmaceutical Group Co. Ltd.	(379,500)	(1,018,856)	219,807	(5.8)
Sunny Optical Technology Group Co. Ltd.	(43,800)	(642,934)	(236,763)	6.3
Xiaomi Corp.	(739,800)	(830,459)	37,097	(1.0)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
China (continued)
Yanzhou Coal Mining Co. Ltd.	(1,344,000)	$(1,364,913)	$(209,623)	5.6%
Zhaojin Mining Industry Co. Ltd.	(472,000)	(544,832)	(89,937)	2.4

Hong Kong
China Gas Holdings Ltd.	(360,800)	(1,393,771)	(149,467)	4.0

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the TIIE plus or minus a specified spread (-0.05% to 0.05%), which is denominated in MXN based on the local currencies of the positions within the swap.	61 months maturity ranging from 04/12/2023 - 09/09/2024	$6,870,014	$(265,432)	$84,560	$(180,872)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Mexico
Alfa SAB de CV	1,058,600	$929,641	$(317,399)	175.5%
Arca Continental SAB de CV	319,000	1,724,320	(199,923)	110.5
Gruma SAB de CV	121,910	1,247,517	(158,142)	87.4
Grupo Mexico SAB de CV	128,200	299,744	1,263	(0.7)
Kimberly-Clark de Mexico SAB de CV	36,300	72,898	(2,715)	1.5
Wal-Mart de Mexico SAB de CV	44,500	131,872	20,426	(11.3)

Short Positions

Common Stock

Mexico
Alsea SAB de CV	(312,900)	(727,468)	135,368	(74.8)
El Puerto de Liverpool SAB de CV	(132,440)	(725,689)	199,736	(110.4)
Industrias Penoles SAB de CV	(12,875)	(171,373)	(22,858)	12.6
Infraestructura Energetica Nova SAB de CV	(211,200)	(839,492)	78,812	(43.6)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Warsaw Interbank Offered Rate (“WIBOR”) plus or minus a specified spread (-0.04% to 0.07%), which is denominated in PLN based on the local currencies of the positions within the swap.	61 months maturity ranging from 04/13/2023 - 08/24/2024	$5,052,602	$(1,100,857)	$75,976	$(1,024,881)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Poland
Cyfrowy Polsat SA	16,697	$109,970	$(8,104)	0.8%
Jastrzebska Spolka Weglowa SA	40,142	218,243	(637,137)	62.2
KGHM Polska Miedz SA	4,963	99,061	(32,324)	3.2
PGE Polska Grupa Energetyczna SA	458,589	914,014	(233,911)	22.8
Polski Koncern Naftowy ORLEN SA	19,052	468,983	43,177	(4.2)
Polskie Gornictwo Naftowe i Gazownictwo SA	686,468	804,450	(283,782)	27.7

Short Positions

Common Stock

Poland
Alior Bank SA	(1,168)	(11,312)	1,044	(0.1)
CCC SA	(28,087)	(969,631)	383,396	(37.4)
Dino Polska SA	(20,023)	(784,137)	(367,600)	35.9
Orange Polska SA	(350,202)	(482,524)	7,940	(0.8)
Santander Bank Polska SA	(2,434)	(190,277)	26,444	(2.6)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-0.73% to 0.08%), which is denominated in USD based on the local currencies of the positions within the swap.	52-61 months maturity ranging from 04/12/2023 - 09/23/2024	$315,862,531	$302,159	$(268,409)	$33,750

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

United States
Alleghany Corp.	2,525	$2,014,344	$499,761	1480.8%
Allstate Corp. (The)	16,988	1,846,256	208,103	616.6
Ashland Global Holdings, Inc.	30,338	2,337,543	77,094	228.4
Axis Capital Holdings Ltd.	45,186	3,014,810	506,913	1502.0
Biogen, Inc.	9,256	2,154,982	(69,171)	(205.0)
Bunge Ltd.	61,317	3,471,769	(65,829)	(195.0)
Cabot Corp.	53,022	2,402,957	(763,183)	(2261.3)
CF Industries Holdings, Inc.	38,118	1,875,406	133,947	396.9
First American Financial Corp.	30,624	1,807,122	304,225	901.4
Hanover Insurance Group, Inc. (The)	14,052	1,904,608	219,863	651.4
Huntsman Corp.	72,715	1,691,351	29,296	86.8
IQVIA Holdings, Inc.	13,847	2,068,465	31,923	94.6
Lancaster Colony Corp.	12,302	1,705,672	38,498	114.1
Mondelez International, Inc.	32,798	1,814,385	189,466	561.4
Phillips 66	20,768	2,126,643	121,047	358.7
Post Holdings, Inc.	23,167	2,451,995	(71,008)	(210.4)
Progressive Corp. (The)	34,056	2,630,826	236,236	700.0
Reinsurance Group of America, Inc.	15,048	2,405,874	173,643	514.5
Reliance Steel & Aluminum Co.	20,351	2,028,181	165,456	490.2
TreeHouse Foods, Inc.	36,315	2,013,667	(275,386)	(816.0)
Tyson Foods, Inc.	28,135	2,423,549	541,733	1605.1
Willis Towers Watson plc	14,835	2,862,710	274,176	812.4
World Fuel Services Corp.	97,927	3,911,204	1,810,731	5365.1
WR Grace & Co.	61,576	4,110,814	(410,528)	(1216.4)

Short Positions

Common Stock

Mexico
America Movil SAB de CV, ADR	(115,357)	(1,714,205)	87,819	260.2

South Korea
S-Oil Corp.	(26,446)	(2,192,676)	(105,566)	(312.8)

Taiwan
Cheng Shin Rubber Industry Co. Ltd.	(1,448,000)	(2,137,373)	117,049	346.8
Hotai Motor Co. Ltd.	(112,000)	(1,701,152)	(605,519)	(1794.1)

United States
Albemarle Corp.	(36,196)	(2,516,346)	424,141	1256.7
Arch Capital Group Ltd.	(46,720)	(1,961,306)	(665,590)	(1972.1)
Bio-Techne Corp.	(12,445)	(2,435,113)	(487,726)	(1445.1)
Brown-Forman Corp.	(35,052)	(2,200,565)	(378,737)	(1122.2)
Chemours Co. (The)	(154,776)	(2,312,353)	1,626,874	4820.4
Chubb Ltd.	(11,488)	(1,854,623)	(241,754)	(716.3)
Compass Minerals International, Inc.	(49,809)	(2,813,710)	394,455	1168.8
Conagra Brands, Inc.	(121,327)	(3,722,312)	(637,901)	(1890.1)
Hain Celestial Group, Inc. (The)	(97,159)	(2,086,490)	207,665	615.3
Illumina, Inc.	(5,619)	(1,709,412)	(108,834)	(322.5)
International Flavors & Fragrances, Inc.	(27,537)	(3,378,515)	100,453	297.6
Kellogg Co.	(30,508)	(1,963,190)	(204,343)	(605.5)
Lamb Weston Holdings, Inc.	(32,192)	(2,341,002)	(324,865)	(962.6)
Nektar Therapeutics	(102,991)	(1,875,981)	1,006,040	2980.9
Prestige Consumer Healthcare, Inc.	(71,277)	(2,472,599)	(12,649)	(37.5)
Principal Financial Group, Inc.	(52,623)	(3,006,878)	(398,925)	(1182.0)
Sensient Technologies Corp.	(28,774)	(1,975,335)	(146,306)	(433.5)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United States (continued)
Syneos Health, Inc.	(49,497)	$(2,633,735)	$(431,822)	(1279.5	) %
Travelers Cos., Inc. (The)	(11,752)	(1,747,405)	(60,117)	(178.1)
Waters Corp.	(8,416)	(1,878,704)	(103,798)	(307.5)
Westlake Chemical Corp.	(26,407)	(1,730,187)	(66,791)	(197.9)
WR Berkley Corp.	(64,482)	(4,657,535)	(1,374,347)	(4072.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Rand Overnight Deposit Rate plus or minus a specified spread (-0.10% to 0.06%), which is denominated in ZAR based on the local currencies of the positions within the swap.	45-61 months maturity ranging from 04/14/2023 - 09/20/2024	$9,834,528	$(520,619)	$(34,800)	$(555,419)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

South Africa
Anglo American Platinum Ltd.	7,241	$436,583	$127,528	(23.0)%
Aspen Pharmacare Holdings Ltd.	46,976	267,008	23,853	(4.3)
Exxaro Resources Ltd.	996	8,590	(2,228)	0.4
Foschini Group Ltd. (The)	44,997	486,078	27,376	(4.9)
Investec Ltd.	66,107	347,874	(21,502)	3.9
Momentum Metropolitan Holdings	121,842	149,886	12,795	(2.3)
Mr Price Group Ltd.	70,127	733,615	(124,995)	22.5
MultiChoice Group	51,476	400,732	(23,650)	4.3
Netcare Ltd.	765,080	885,683	(174,519)	31.4
Pick n Pay Stores Ltd.	57,669	226,501	(50,611)	9.1
Sappi Ltd.	22,815	56,516	(10,645)	1.9
SPAR Group Ltd. (The)	23,643	298,381	13,708	(2.5)
Truworths International Ltd.	216,833	758,917	(322,903)	58.1

Short Positions

Common Stock

South Africa
Bidvest Group Ltd. (The)	(69,765)	(879,338)	(44,076)	7.9
Clicks Group Ltd.	(50,087)	(711,370)	(65,726)	11.8
Discovery Ltd.	(32,593)	(245,742)	118,331	(21.3)
FirstRand Ltd.	(102,719)	(422,028)	(12,123)	2.2
MTN Group Ltd.	(75,893)	(482,889)	(66,985)	12.1
PSG Group Ltd.	(27,881)	(388,756)	12,837	(2.3)
Sanlam Ltd.	(91,445)	(450,402)	7,513	(1.4)
Sasol Ltd.	(10,557)	(177,555)	14,588	(2.6)
Standard Bank Group Ltd.	(40,136)	(463,056)	(1,476)	0.3
Vodacom Group Ltd.	(70,430)	(557,028)	42,291	(7.6)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-0.03% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	61 months maturity 02/09/2024	$22,434,338	$23,567	$111,810	$135,377

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

United States
SunTrust Banks, Inc.	162,669	$11,191,627	$516,532	381.6%

Short Positions

Common Stock

United States
BB&T Corp.	(210,656)	(11,242,711)	(492,965)	(364.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Canadian Dollar Offered Rate (“CDOR”) plus or minus a specified spread (0.30% to 0.35%), which is denominated in CAD based on the local currencies of the positions within the swap.	16-20 months maturity 01/14/2021	$8,897,359	$79,649	$12,622	$92,271

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Canada
Dream Global REIT	130,000	$1,630,826	$4,131	4.5%
WestJet Airlines Ltd.	314,610	7,266,533	75,518	81.8

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (0.25%), which is denominated in GBP based on the local currencies of the positions within the swap.	16-22 months maturity 01/14/2021	$16,514,719	$62,250	$15,856	$78,106

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Canada
Entertainment One Ltd.	44,843	$311,849	$(12,628)	(16.2)%

United Kingdom
BCA Marketplace plc	223,185	646,377	(11,332)	(14.5)
Cobham plc	2,898,944	5,587,077	(152,875)	(195.7)
Greene King plc	267,932	2,788,934	20,033	25.6
Inmarsat plc	666,908	4,798,093	300,644	384.9
Just Eat plc	67,161	551,692	(95,943)	(122.8)
London Stock Exchange Group plc	7,761	696,936	7,331	9.4
Merlin Entertainments plc	203,760	1,133,761	7,020	9.0

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-2.96% to 0.30%), which is denominated in USD based on the local currencies of the positions within the swap.	16-56 months maturity ranging from 01/14/2021 - 07/03/2023	$201,407,750	$(354,098)	$559,455	$205,357

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

United States
Acacia Communications, Inc.	120,129	$7,856,437	$31,690	15.4%
Advanced Disposal Services, Inc.	234,966	7,652,843	68,549	33.4
Allergan plc	53,243	8,960,264	154,917	75.4
C&J Energy Services, Inc.	70,328	754,619	(62,156)	(30.3)
Caesars Entertainment Corp.	541,641	6,315,534	23,169	11.3
Cambrex Corp.	48,491	2,885,214	2,247	1.1
Carbon Black, Inc.	72,364	1,880,740	141	0.1
Carrizo Oil & Gas, Inc.	342,151	2,937,366	(478,567)	(233.0)
Celgene Corp.	69,809	6,932,034	735,620	358.2
Connecticut Water Service, Inc.	33,949	2,378,467	57,069	27.8
Cypress Semiconductor Corp.	370,151	8,639,324	426,767	207.8
El Paso Electric Co.	59,884	4,017,019	60,496	29.5
Gannett Co., Inc.	153,000	1,643,220	11,461	5.6
Genesee & Wyoming, Inc.	53,233	5,882,779	76,950	37.5
Genomic Health, Inc.	20,000	1,356,400	(29,906)	(14.6)
Genworth Financial, Inc.	1,060,296	4,665,302	(203,950)	(99.3)
LegacyTexas Financial Group, Inc.	31,000	1,349,430	126,161	61.4
Medidata Solutions, Inc.	120,289	11,006,444	42,619	20.8
Mellanox Technologies Ltd.	63,759	6,987,349	(468,382)	(228.1)
Milacron Holdings Corp.	76,000	1,266,920	(17,879)	(8.7)
Monotype Imaging Holdings, Inc.	36,016	713,477	(1,190)	(0.6)
Nanometrics, Inc.	23,780	775,704	31,652	15.4
Navigant Consulting, Inc.	24,249	677,760	1,826	0.9
Nielsen Holdings plc	36,170	768,612	(200,787)	(97.8)
Pacific Biosciences of California, Inc.	426,033	2,198,330	(1,047,998)	(510.3)
Pivotal Software, Inc.	77,335	1,153,838	49,955	24.3
Raytheon Co.	17,130	3,360,735	232,127	113.0
SemGroup Corp.	42,000	686,280	(9,544)	(4.6)
Sotheby’s	43,302	2,467,348	35,397	17.2
Spark Therapeutics, Inc.	53,800	5,217,524	(884,226)	(430.6)
Sprint Corp.	1,202,521	7,419,555	429,498	209.1
Versum Materials, Inc.	146,809	7,770,600	1,072,024	522.0
Viacom, Inc.	69,844	1,678,351	(196,863)	(95.9)
WABCO Holdings, Inc.	81,081	10,844,584	145,670	70.9
WellCare Health Plans, Inc.	29,367	7,611,045	(242,252)	(118.0)
Wesco Aircraft Holdings, Inc.	54,276	597,579	(362)	(0.2)
Zayo Group Holdings, Inc.	326,150	11,056,485	293,277	142.8

Short Positions

Common Stock

United States
AbbVie, Inc.	(46,108)	(3,491,298)	(335,361)	(163.3)
Bristol-Myers Squibb Co.	(69,809)	(3,540,014)	(77,660)	(37.8)
Callon Petroleum Co.	(701,410)	(3,044,119)	495,998	241.5
CBS Corp. (Non-Voting)	(41,642)	(1,681,088)	190,990	93.0
Centene Corp.	(99,260)	(4,293,988)	889,451	433.1
Eldorado Resorts, Inc.	(48,694)	(1,941,430)	256,958	125.1
Exact Sciences Corp.	(5,918)	(534,810)	68,122	33.2
Keane Group, Inc.	(109,073)	(660,982)	66,276	32.3
New Media Investment Group, Inc.	(83,033)	(731,521)	3,214	1.6
Prosperity Bancshares, Inc.	(16,368)	(1,156,072)	(114,719)	(55.9)
Rudolph Technologies, Inc.	(29,570)	(779,465)	2,900	1.4
T-Mobile US, Inc.	(123,332)	(9,714,862)	(1,884,483)	(917.7)
United Technologies Corp.	(39,996)	(5,460,254)	(307,997)	(150.0)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-4.00% to 0.70%), which is denominated in CHF based on the local currencies of the positions within the swap.	16-36 months maturity 01/14/2021	$15,727,351	$(126,283)	$(51,535)	$(177,818)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Switzerland
Adecco Group AG (Registered)	2,448	$135,467	$2,948	(1.7)%
Alcon, Inc.	2,323	135,524	(1,632)	0.9
Aryzta AG	170,733	130,064	(110,127)	61.9
Baloise Holding AG (Registered)	1,075	192,613	22,859	(12.9)
Clariant AG (Registered)	4,454	86,753	1,969	(1.1)
Flughafen Zurich AG (Registered)	5,734	1,061,363	(224,006)	126.0
GAM Holding AG	21,447	86,093	14,698	(8.3)
Helvetia Holding AG (Registered)	10,157	1,401,835	288,815	(162.4)
LafargeHolcim Ltd. (Registered)	4,412	217,264	1,831	(1.0)
Nestle SA (Registered)	626	67,893	(2,448)	1.4
Novartis AG (Registered)	10,632	922,719	11,530	(6.5)
Roche Holding AG	5,632	1,639,840	113,189	(63.7)
Sonova Holding AG (Registered)	6,170	1,435,641	207,583	(116.7)
Sunrise Communications Group AG	6,699	521,264	(26,164)	14.7
Swiss Life Holding AG (Registered)	1,156	552,684	51,438	(28.9)
Temenos AG (Registered)	2,053	343,775	96,296	(54.2)
Zurich Insurance Group AG	435	166,608	17,768	(10.0)

Short Positions

Common Stock

Austria
ams AG	(1,189)	(53,055)	7,254	(4.1)

Switzerland
ABB Ltd. (Registered)	(4,646)	(91,368)	(2,768)	1.6
Barry Callebaut AG (Registered)	(47)	(96,939)	(4,748)	2.7
Chocoladefabriken Lindt & Spruengli AG	(41)	(302,813)	(75,192)	42.3
Cie Financiere Richemont SA (Registered)	(9,378)	(687,273)	15,277	(8.6)
DKSH Holding AG	(2,794)	(139,469)	(3,936)	2.2
dormakaba Holding AG	(40)	(25,798)	3,572	(2.0)
Dufry AG (Registered)	(589)	(49,271)	(895)	0.5
EMS-Chemie Holding AG (Registered)	(55)	(34,270)	(2,051)	1.2
Idorsia Ltd.	(1,253)	(30,825)	(8,253)	4.6
Julius Baer Group Ltd.	(2,989)	(132,386)	1,571	(0.9)
Kuehne + Nagel International AG (Registered)	(4,124)	(606,857)	(19,764)	11.1
Sika AG (Registered)	(2,377)	(347,783)	32,179	(18.1)
Straumann Holding AG (Registered)	(1,850)	(1,513,206)	(279,426)	157.1
Swatch Group AG (The)	(1,215)	(322,584)	18,874	(10.6)
Swisscom AG (Registered)	(153)	(75,486)	564	(0.3)
UBS Group AG (Registered)	(12,552)	(142,521)	(4,225)	2.4
Vifor Pharma AG	(12,376)	(1,978,047)	(270,863)	152.3

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the CIBOR plus or minus a specified spread (-0.70% to 0.70%), which is denominated in DKK based on the local currencies of the positions within the swap.	16-36 months maturity 01/14/2021	$10,567,911	$163,571	$(132,382)	$31,189

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Denmark
Carlsberg A/S	2,141	$316,393	$14,187	45.5%
Danske Bank A/S	25,169	350,161	(3,720)	(11.9)
Dfds A/S	4,374	158,669	(42,392)	(135.9)
FLSmidth & Co. A/S	591	25,709	(673)	(2.2)
Genmab A/S	1,354	275,111	26,733	85.7
GN Store Nord A/S	50,089	2,030,432	557,898	1788.8
H Lundbeck A/S	59,172	1,961,708	(877,970)	(2815.0)
Novo Nordisk A/S	5,905	305,148	31,384	100.6
Orsted A/S	6,854	637,139	172,258	552.3
Rockwool International A/S	1,246	249,137	(113,040)	(362.4)
Tryg A/S	1,967	56,355	(7,713)	(24.7)
Vestas Wind Systems A/S	1,175	91,154	(4,980)	(16.0)

Short Positions

Common Stock

Denmark
AP Moller - Maersk A/S	(420)	(474,782)	58,717	188.3
Chr Hansen Holding A/S	(5,764)	(488,290)	(14,718)	(47.2)
Demant A/S	(53,975)	(1,381,759)	350,131	1122.6
DSV A/S	(5,106)	(485,326)	(32,762)	(105.0)
Jyske Bank A/S (Registered)	(5,558)	(179,477)	22,638	72.6
Novozymes A/S	(12,335)	(518,824)	29,428	94.4
Pandora A/S	(14,511)	(582,337)	(1,835)	(5.9)

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR plus or minus a specified spread (-10.00% to 0.70%), which is denominated in EUR based on the local currencies of the positions within the swap.	16-36 months maturity 01/14/2021	$103,170,819	$(2,665,068)	$(151,429)	$(2,816,497)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Belgium
Telenet Group Holding NV	18,865	$890,232	$(60,156)	2.1%

Finland
Kesko OYJ	32,512	2,053,583	387,847	(13.8)

Germany
adidas AG	4,009	1,247,880	73,129	(2.6)
Carl Zeiss Meditec AG	10,503	1,197,084	360,576	(12.8)
Covestro AG	17,011	841,739	(268,984)	9.6
CTS Eventim AG & Co. KGaA	16,278	917,079	226,658	(8.0)
Rheinmetall AG	16,401	2,074,608	171,622	(6.1)
Salzgitter AG	49,882	837,819	(1,606,477)	57.0
Software AG	47,877	1,314,448	(901,620)	32.0
Suedzucker AG	50,334	774,192	(40,199)	1.4
Talanx AG	23,588	1,019,291	121,554	(4.3)
Volkswagen AG (Preference)	4,452	757,220	30,571	(1.1)

Italy
A2A SpA	1,302,901	2,391,041	384,501	(13.7)
Enel SpA	203,580	1,520,599	183,097	(6.5)
Eni SpA	60,026	917,483	(50,878)	1.8
Hera SpA	215,291	883,487	240,200	(8.5)
Poste Italiane SpA	359,287	4,084,049	1,564,504	(55.5)
Saipem SpA	234,745	1,060,948	(154,882)	5.5
Unipol Gruppo SpA	381,485	2,031,309	330,247	(11.7)

Netherlands
Adyen NV	1,259	827,949	(102,074)	3.6
ASM International NV	11,141	1,024,994	323,510	(11.5)
ASR Nederland NV	71,024	2,620,756	(7,349)	0.3
NN Group NV	33,941	1,202,821	(162,052)	5.8
Signify NV	34,433	946,308	(245,518)	8.7

Spain
ACS Actividades de Construccion y Servicios SA	20,921	835,919	9,902	(0.4)
Bankinter SA	123,629	780,135	(423,575)	15.0
Iberdrola SA	74,510	774,440	42,303	(1.5)
Red Electrica Corp. SA	52,894	1,071,407	(18,850)	0.7

United Kingdom
Fiat Chrysler Automobiles NV	206,072	2,670,241	(255,820)	9.1

Short Positions

Common Stock

Belgium
Umicore SA	(22,124)	(835,917)	(109,948)	3.9

Germany
1&1 Drillisch AG	(37,409)	(1,166,109)	466,952	(16.6)
Daimler AG (Registered)	(20,790)	(1,033,615)	188,885	(6.7)
Fraport AG Frankfurt Airport Services Worldwide	(12,090)	(1,024,694)	(36,951)	1.3
FUCHS PETROLUB SE (Preference)	(28,853)	(1,082,094)	321,602	(11.4)
GEA Group AG	(56,392)	(1,521,331)	715,380	(25.4)
Henkel AG & Co. KGaA (Preference)	(8,075)	(799,014)	54,599	(1.9)
Sartorius AG (Preference)	(6,926)	(1,262,681)	(286,608)	10.2

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Germany (continued)
thyssenkrupp AG	(115,252)	$(1,594,816)	$(15,315)	0.5%
United Internet AG (Registered)	(44,997)	(1,603,449)	206,830	(7.3)
Zalando SE	(38,958)	(1,778,791)	(498,282)	17.7

Italy
Banca Generali SpA	(49,563)	(1,528,563)	(229,185)	8.1
Ferrari NV	(6,369)	(982,820)	(338,600)	12.0
Prysmian SpA	(39,590)	(850,098)	(84,375)	3.0
Recordati SpA	(30,950)	(1,327,408)	(133,194)	4.7
Unione di Banche Italiane SpA	(281,481)	(789,780)	59,344	(2.1)

Luxembourg
Tenaris SA	(107,334)	(1,138,428)	434,481	(15.4)

Netherlands
Koninklijke Vopak NV	(58,474)	(3,005,501)	(890,940)	31.6
SBM Offshore NV	(76,354)	(1,266,216)	(120,684)	4.3

Spain
Bankia SA	(447,579)	(844,512)	913,566	(32.4)
Cellnex Telecom SA	(123,391)	(5,096,486)	(2,457,483)	87.3

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-13.00% to 0.70%), which is denominated in JPY based on the local currencies of the positions within the swap.	16-36 months maturity 01/14/2021	$279,956,285	$(13,560,162)	$(141,722)	$(13,701,884)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Japan
Alfresa Holdings Corp.	111,600	$2,500,542	$50,168	(0.4)%
Hankyu Hanshin Holdings, Inc.	55,500	2,146,211	142,428	(1.0)
Hikari Tsushin, Inc.	14,900	3,232,459	1,013,267	(7.4)
Hitachi High-Technologies Corp.	38,700	2,249,638	536,128	(3.9)
Hoya Corp.	24,300	1,990,241	410,179	(3.0)
Japan Airlines Co. Ltd.	91,300	2,711,557	(768,613)	5.6
Kajima Corp.	134,448	1,771,270	458,297	(3.3)
Kamigumi Co. Ltd.	124,300	2,823,600	139,319	(1.0)
Lion Corp.	113,600	2,247,288	60,358	(0.4)
Mazda Motor Corp.	242,600	2,174,501	(412,978)	3.0
Nippon Express Co. Ltd.	43,900	2,248,416	(514,241)	3.8
Obayashi Corp.	241,025	2,410,475	(154,423)	1.1
Olympus Corp.	129,100	1,749,033	1,336,387	(9.8)
Sekisui Chemical Co. Ltd.	113,900	1,772,521	(160,131)	1.2
Sojitz Corp.	1,126,000	3,502,848	(731,748)	5.3
Sony Corp.	44,200	2,612,581	236,355	(1.7)
Stanley Electric Co. Ltd.	78,100	2,080,231	(748,788)	5.5
Suzuken Co. Ltd.	34,330	1,847,970	379,652	(2.8)
Taiheiyo Cement Corp.	74,400	1,999,234	(562,815)	4.1
Toyo Seikan Group Holdings Ltd.	117,800	1,838,231	(166,559)	1.2
Toyo Suisan Kaisha Ltd.	46,500	1,867,287	91,069	(0.7)
Toyota Boshoku Corp.	125,500	1,765,082	(737,686)	5.4

Short Positions

Common Stock

Japan
Acom Co. Ltd.	(470,130)	(1,852,648)	15,982	(0.1)
Asahi Intecc Co. Ltd.	(80,066)	(2,112,428)	(759,185)	5.5
Asics Corp.	(124,300)	(2,131,780)	(175,314)	1.3
Calbee, Inc.	(118,200)	(3,687,028)	212,121	(1.5)
Casio Computer Co. Ltd.	(195,700)	(3,045,560)	(259,511)	1.9
Chugoku Electric Power Co., Inc. (The)	(143,000)	(1,840,254)	(256,068)	1.9
Coca-Cola Bottlers Japan Holdings, Inc.	(104,100)	(2,340,804)	655,046	(4.8)
Hirose Electric Co. Ltd.	(16,200)	(1,995,768)	(294,734)	2.2
Hitachi Chemical Co. Ltd.	(57,433)	(1,883,978)	(749,333)	5.5
Japan Airport Terminal Co. Ltd.	(48,700)	(2,119,933)	(182,780)	1.3
Kakaku.com, Inc.	(110,100)	(2,719,851)	(866,432)	6.3
Kansai Paint Co. Ltd.	(223,100)	(5,214,886)	(304,132)	2.2
Kikkoman Corp.	(48,984)	(2,349,988)	(348,860)	2.5
M3, Inc.	(155,114)	(3,753,738)	(1,270,372)	9.3
NGK Spark Plug Co. Ltd.	(184,000)	(3,530,365)	779,861	(5.7)
Nippon Paint Holdings Co. Ltd.	(118,300)	(6,187,391)	(2,345,730)	17.1
Nippon Yusen KK	(117,800)	(1,978,905)	154,558	(1.1)
Ricoh Co. Ltd.	(218,600)	(1,977,738)	237,199	(1.7)
Sawai Pharmaceutical Co. Ltd.	(38,400)	(1,986,675)	(234,650)	1.7
Seven Bank Ltd.	(760,700)	(2,089,807)	436,235	(3.2)
Shimano, Inc.	(16,300)	(2,462,995)	(172,436)	1.3
Sony Financial Holdings, Inc.	(81,700)	(1,778,938)	(228,216)	1.7
Sumitomo Metal Mining Co. Ltd.	(75,800)	(2,367,327)	513,897	(3.8)
Takeda Pharmaceutical Co. Ltd.	(73,900)	(2,535,929)	62,130	(0.5)
Tsuruha Holdings, Inc.	(21,700)	(2,369,718)	(397,198)	2.9
Yamaha Motor Co. Ltd.	(108,400)	(1,976,144)	468,580	(3.4)
Yaskawa Electric Corp.	(97,800)	(3,630,061)	(626,840)	4.6
ZOZO, Inc.	(109,300)	(2,531,831)	(454,457)	3.3

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the NIBOR plus or minus a specified spread (-0.70% to 0.70%), which is denominated in NOK based on the local currencies of the positions within the swap.	16-36 months maturity 01/14/2021	$6,832,628	$(499,962)	$(4,001)	$(503,963)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Norway
DNB ASA	2,621	$46,203	$90	(0.0)%
Equinor ASA	31,952	605,241	(81,345)	16.1
Gjensidige Forsikring ASA	12,644	250,761	10,360	(2.1)
Leroy Seafood Group ASA	197,298	1,200,213	(45,348)	9.0
Norsk Hydro ASA	26,632	93,776	4,822	(1.0)
Orkla ASA	3,981	36,224	1,135	(0.2)
Salmar ASA	17,925	786,951	81,249	(16.1)
Telenor ASA	22,904	459,543	(13,575)	2.7
Yara International ASA	2,188	94,335	(1,386)	0.3

Short Positions

Common Stock

France
Adevinta ASA	(20,236)	(233,776)	(247,675)	49.1

Norway
Mowi ASA	(70,928)	(1,638,238)	(150,344)	29.8
Schibsted ASA	(25,946)	(767,834)	(157,295)	31.2

United Kingdom
Subsea 7 SA	(60,234)	(619,533)	99,350	(19.7)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the STIBOR plus or minus a specified spread (-0.70% to 0.70%), which is denominated in SEK based on the local currencies of the positions within the swap.	16-36 months maturity 01/14/2021	$9,979,907	$(564,064)	$(6,273)	$(570,337)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Malta
Kindred Group plc	49,952	$291,549	$(319,258)	56.0%

Sweden
AAK AB	16,110	312,232	655	(0.1)
Boliden AB	29,478	677,008	4,031	(0.7)
Electrolux AB	8,830	209,185	12,931	(2.3)
Essity AB	7,061	206,029	2,027	(0.4)
Fingerprint Cards AB	172,807	350,071	77,883	(13.7)
Getinge AB	53,621	749,517	(24,497)	4.3
Sandvik AB	23,597	367,357	28,379	(5.0)
Securitas AB	5,867	89,842	4,692	(0.8)
Skanska AB	12,773	258,591	50,890	(8.9)
SKF AB	1,940	32,036	709	(0.1)
SSAB AB	74,141	206,142	(32,601)	5.7
Swedish Match AB	353	14,599	(1,912)	0.3
Swedish Orphan Biovitrum AB	30,328	463,980	(174,784)	30.6
Telefonaktiebolaget LM Ericsson	120,920	965,708	(87,103)	15.3
Volvo AB	9,240	129,666	(1,973)	0.3

Short Positions

Common Stock

Colombia
Millicom International Cellular SA	(12,077)	(586,060)	95,890	(16.8)

Finland
Nordea Bank Abp	(67,348)	(477,727)	(42,077)	7.4

Sweden
Elekta AB	(12,453)	(163,866)	531	(0.1)
Epiroc AB	(28,340)	(306,926)	(61,315)	10.8
Hennes & Mauritz AB	(36,310)	(703,846)	(161,506)	28.3
Hexagon AB	(1,071)	(51,590)	(3,627)	0.6
Hexpol AB	(45,580)	(349,846)	(14,741)	2.6
Husqvarna AB	(69,221)	(526,417)	18,630	(3.3)
Modern Times Group MTG AB	(3,608)	(29,896)	45,473	(8.0)
Svenska Cellulosa AB SCA	(6,252)	(55,711)	(5,966)	1.0
Svenska Handelsbanken AB	(63,698)	(595,900)	60,251	(10.6)
Swedbank AB	(27,883)	(401,563)	(12,156)	2.1
Tele2 AB	(12,198)	(181,414)	(15,242)	2.7
Telia Co. AB	(31,846)	(142,463)	(2,857)	0.5
Trelleborg AB	(5,932)	(83,170)	(5,421)	1.0

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-20.66% to 1.40%), which is denominated in USD based on the local currencies of the positions within the swap.	16-36 months maturity 01/14/2021	$770,142,552	$(6,775,714)	$(546,147)	$(7,321,861)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

United States
ALLETE, Inc.	34,073	$2,978,321	$307,854	(4.2)%
American Electric Power Co., Inc.	49,395	4,627,818	412,737	(5.6)
Armstrong World Industries, Inc.	44,091	4,263,600	1,425,125	(19.5)
CDW Corp.	24,173	2,979,081	740,500	(10.1)
Clean Harbors, Inc.	54,490	4,206,628	1,002,957	(13.7)
Cummins, Inc.	20,323	3,305,942	154,741	(2.1)
Curtiss-Wright Corp.	23,240	3,006,559	107,966	(1.5)
EMCOR Group, Inc.	36,152	3,113,410	357,986	(4.9)
Entergy Corp.	26,443	3,103,350	520,807	(7.1)
Exelon Corp.	129,765	6,268,947	457,689	(6.3)
First Hawaiian, Inc.	109,741	2,930,085	70,494	(1.0)
ITT, Inc.	65,066	3,981,389	603,353	(8.2)
Jabil, Inc.	178,192	6,373,928	1,496,906	(20.4)
Masco Corp.	71,019	2,960,072	185,433	(2.5)
NorthWestern Corp.	86,376	6,482,519	1,978,743	(27.0)
Oshkosh Corp.	40,342	3,057,924	23,520	(0.3)
PNM Resources, Inc.	86,911	4,526,325	1,204,831	(16.5)
Popular, Inc.	154,274	8,343,138	1,683,968	(23.0)
Signature Bank	27,285	3,252,918	9,602	(0.1)
Spirit AeroSystems Holdings, Inc.	45,515	3,743,154	(466,867)	6.4
Tech Data Corp.	32,000	3,335,680	623,838	(8.5)
Teledyne Technologies, Inc.	10,859	3,496,489	1,095,868	(15.0)

Short Positions

Common Stock

United States
Acadia Healthcare Co., Inc.	(112,295)	(3,490,129)	497,698	(6.8)
Alliant Energy Corp.	(76,979)	(4,151,477)	(737,582)	10.1
BWX Technologies, Inc.	(128,009)	(7,323,395)	(1,460,553)	19.9
Cognex Corp.	(84,579)	(4,155,366)	(209,680)	2.9
Dominion Energy, Inc.	(66,521)	(5,390,862)	(371,494)	5.1
Eversource Energy	(40,480)	(3,459,826)	(352,189)	4.8
First Republic Bank	(72,319)	(6,993,247)	(111,935)	1.5

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United States (continued)
HEICO Corp.	(28,765)	$(3,592,173)	$(3,592,173)	49.1%
Insulet Corp.	(37,253)	(6,144,137)	(3,057,923)	41.8
Invesco Ltd.	(167,644)	(2,839,889)	234,351	(3.2)
IPG Photonics Corp.	(28,893)	(3,917,891)	2,799	(0.0)
Liberty Broadband Corp.	(38,736)	(4,054,497)	(1,183,558)	16.2
Manhattan Associates, Inc.	(48,054)	(3,876,516)	(1,622,383)	22.2
MarketAxess Holdings, Inc.	(15,344)	(5,025,160)	(1,891,507)	25.8
Middleby Corp. (The)	(41,977)	(4,907,111)	(637,247)	8.7
NextEra Energy, Inc.	(22,262)	(5,186,823)	(823,100)	11.2
NiSource, Inc.	(211,691)	(6,333,795)	(855,327)	11.7
PPL Corp.	(160,996)	(5,069,764)	(647,009)	8.8
Premier, Inc.	(118,106)	(3,415,626)	343,416	(4.7)
Rollins, Inc.	(94,515)	(3,220,126)	(1,367,115)	18.7
Sirius XM Holdings, Inc.	(578,942)	(3,621,282)	(217,125)	3.0
TransDigm Group, Inc.	(7,461)	(3,884,719)	(1,076,799)	14.7
Trinity Industries, Inc.	(181,123)	(3,564,501)	343,551	(4.7)
Wabtec Corp.	(54,429)	(3,911,268)	(72,928)	1.0
Welbilt, Inc.	(207,888)	(3,504,992)	323,573	(4.4)
Western Alliance Bancorp	(63,618)	(2,931,517)	654,876	(8.9)
Xcel Energy, Inc.	(43,684)	(2,834,655)	(271,193)	3.7
Zions Bancorp NA	(67,513)	(3,005,679)	645,020	(8.8)

See notes to Consolidated Schedules of Investments.

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 90.4%

INVESTMENT COMPANIES - 48.4%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 1.79% (1)(a)(b)	1,320,630	1,320,630
Limited Purpose Cash Investment Fund, 2.01% (1)(a)	118,491,857	118,503,706
UBS Select Treasury Preferred Fund, Class I, 1.91% (1)(a)	977	977

TOTAL INVESTMENT COMPANIES (Cost $119,791,230)		119,825,313

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 42.0%
U.S. Treasury Bills
2.42%, 10/10/2019 (c)	1,183,000	1,182,477
2.43%, 10/24/2019 (c)	8,441,000	8,431,333
2.42%, 10/31/2019 (c)	7,057,000	7,046,635
2.38%, 11/7/2019 (c)	6,548,000	6,536,425
2.38%, 11/14/2019 (c)	6,548,000	6,533,752
2.35%, 11/29/2019 (c)	2,854,000	2,845,522
2.28%, 12/5/2019 (c)	4,051,000	4,037,943
2.16%, 12/12/2019 (b)(c)	11,651,000	11,609,600
2.15%, 12/19/2019 (c)	894,000	890,615
2.05%, 12/26/2019 (c)	3,068,000	3,054,918
2.06%, 1/2/2020 (c)	3,376,000	3,360,208
2.03%, 1/16/2020 (c)	8,075,000	8,032,055
2.03%, 1/23/2020 (b)(c)	216,000	214,773
2.06%, 1/30/2020 (c)	2,676,000	2,659,990

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 42.0% (continued)
1.97%, 2/6/2020 (b)(c)	21,041,000	20,906,899
1.91%, 2/13/2020 (c)	4,180,000	4,152,177
1.86%, 2/20/2020 (c)	3,656,000	3,630,187
1.86%, 2/27/2020 (c)	4,645,000	4,610,635
1.84%, 3/5/2020 (c)	241,000	239,138
1.89%, 3/19/2020 (c)	1,986,000	1,969,072
1.88%, 3/26/2020 (c)	1,872,000	1,855,640

TOTAL U.S. TREASURY OBLIGATIONS (Cost $103,740,603)		103,799,994

TOTAL SHORT-TERM INVESTMENTS (Cost $223,531,833)		223,625,307

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 90.4% (Cost $223,531,833)		223,625,307

OTHER ASSETS IN EXCESS OF LIABILITIES - 9.6% (d)		23,666,013

NET ASSETS - 100.0%		247,291,320

(a)	Represents 7-day effective yield as of September 30, 2019.
(b)	All or a portion of the security pledged as collateral for swap contracts.
(c)	The rate shown was the effective yield at the date of purchase.
(d)	Includes appreciation/(depreciation) on futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security.

Total return swap contracts outstanding as of September 30, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/22/2019	USD	(5,606,600)	$825,320
Lean Hogs December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/13/2019	USD	1,190,640	141,212
Lean Hogs December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/13/2019	USD	900,240	108,439
Lean Hogs December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/13/2019	USD	609,840	84,044
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/06/2019	USD	397,080	26,524
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/06/2019	USD	2,294,240	166,016

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/06/2019	USD	9,000,480	$637,700
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/25/2019	USD	13,408,800	748,649
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/25/2019	USD	5,707,800	157,640
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/25/2019	USD	2,310,300	119,447
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/25/2019	USD	(5,662,500)	50,948
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/25/2019	USD	30,894,600	1,587,707
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/22/2019	USD	842,800	11,650
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/22/2019	USD	(6,050,100)	128,310
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/22/2019	USD	9,902,900	37,595
Soybean Oil December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/22/2019	USD	19,175,352	250,395
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/22/2019	USD	5,056,650	205,508
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/22/2019	USD	1,784,700	72,316

								5,359,420

Cocoa December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/01/2019	USD	73,260	(2,019)
Cocoa December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/01/2019	USD	(97,680)	(7,480)
Cocoa December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/01/2019	USD	219,780	(4,325)
Cocoa December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/01/2019	USD	244,200	(5,792)
Cocoa December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/01/2019	USD	(244,200)	(18,630)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Coffee ‘C’ December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/08/2019	USD	872,419	$(22,868)
Coffee ‘C’ December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/08/2019	USD	1,972,425	(52,698)
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/22/2019	USD	(873,000)	(75,420)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/22/2019	USD	5,606,600	(649,889)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/22/2019	USD	6,208,000	(670,991)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/08/2019	USD	152,075	(23,410)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/08/2019	USD	3,193,575	(499,128)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/14/2019	USD	811,580	(76,743)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/14/2019	USD	1,073,380	(100,564)
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/14/2019	USD	(1,073,380)	(38,244)
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/14/2019	USD	(811,580)	(29,496)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/14/2019	USD	549,780	(51,535)
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/14/2019	USD	(549,780)	(27,751)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/04/2019	USD	(376,470)	(25,622)
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/04/2019	USD	8,533,320	(349,105)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/04/2019	USD	(8,533,320)	(615,401)
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/04/2019	USD	2,175,160	(87,306)
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/04/2019	USD	376,470	(16,322)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/04/2019	USD	(2,175,160)	$(159,512)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/25/2019	USD	(951,300)	(57,887)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/25/2019	USD	(2,310,300)	(74,890)
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/22/2019	USD	(1,165,013)	(29,984)

								(3,773,012)

								$1,586,408

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Long Contracts
Brent Crude Oil	256	10/2019	USD	$15,168,000	$266,744
LME Aluminum Base Metal	36	10/2019	USD	1,534,437	(119,028)
LME Copper Base Metal	32	10/2019	USD	4,561,888	(159,338)
LME Lead Base Metal	4	10/2019	USD	212,989	18,131
LME Lead Base Metal	10	10/2019	USD	533,110	26,818
LME Lead Base Metal	10	10/2019	USD	533,445	8,708
LME Nickel Base Metal	1	10/2019	USD	103,292	25,904
LME Nickel Base Metal	14	10/2019	USD	1,443,876	197,678
LME Nickel Base Metal	18	10/2019	USD	1,854,792	339,576
LME Zinc Base Metal	21	10/2019	USD	1,276,364	21,898
LME Zinc Base Metal	26	10/2019	USD	1,578,525	(36,221)
NY Harbor ULSD	15	10/2019	USD	1,195,236	19,559
RBOB Gasoline	32	10/2019	USD	2,105,376	37,037
Brent Crude Oil	419	11/2019	USD	24,503,120	(666,512)
LME Aluminum Base Metal	5	11/2019	USD	214,396	(8,686)
LME Aluminum Base Metal	28	11/2019	USD	1,205,904	(32,559)
LME Aluminum Base Metal	43	11/2019	USD	1,855,590	(19,278)
LME Copper Base Metal	4	11/2019	USD	571,742	(5,643)
LME Copper Base Metal	10	11/2019	USD	1,428,563	(47,088)
LME Copper Base Metal	21	11/2019	USD	3,002,150	(17,016)
LME Copper Base Metal	32	11/2019	USD	4,575,600	(10,638)
LME Copper Base Metal	36	11/2019	USD	5,144,400	13,667
LME Copper Base Metal	76	11/2019	USD	10,865,397	(81,081)
LME Lead Base Metal	4	11/2019	USD	213,512	15,500
LME Lead Base Metal	7	11/2019	USD	374,047	14,866
LME Lead Base Metal	14	11/2019	USD	748,451	27,759
LME Lead Base Metal	19	11/2019	USD	1,015,854	28,510
LME Nickel Base Metal	7	11/2019	USD	717,942	36,009
LME Nickel Base Metal	14	11/2019	USD	1,441,356	228,313
LME Nickel Base Metal	21	11/2019	USD	2,154,600	176,968

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Long Contracts (continued)
LME Nickel Base Metal	51	11/2019	USD	$5,243,093	$413,191
LME Zinc Base Metal	7	11/2019	USD	422,888	23,404
LME Zinc Base Metal	9	11/2019	USD	543,353	30,888
LME Zinc Base Metal	17	11/2019	USD	1,027,863	8,684
LME Zinc Base Metal	22	11/2019	USD	1,328,635	67,693
LME Zinc Base Metal	23	11/2019	USD	1,380,633	71,865
Low Sulphur Gasoil	82	11/2019	USD	4,809,300	186,810
Natural Gas	98	11/2019	USD	2,453,920	(242,377)
NY Harbor ULSD	14	11/2019	USD	1,110,379	(18,183)
RBOB Gasoline	63	11/2019	USD	4,045,999	(85,314)
Soybean	202	11/2019	USD	9,150,600	170,778
100 oz Gold	519	12/2019	USD	76,443,510	1,492,576
Cocoa	57	12/2019	USD	1,391,940	4,391
Coffee ’C’	324	12/2019	USD	12,289,725	(180,210)
Corn	449	12/2019	USD	8,710,600	336,027
Cotton No. 2	56	12/2019	USD	1,703,240	14,422
Lean Hogs	17	12/2019	USD	493,680	33,815
Live Cattle	243	12/2019	USD	10,721,160	675,252
LME Aluminum Base Metal	33	12/2019	USD	1,426,466	(41,462)
LME Aluminum Base Metal	34	12/2019	USD	1,469,506	(45,376)
LME Aluminum Base Metal	71	12/2019	USD	3,072,525	(108,484)
LME Aluminum Base Metal	181	12/2019	USD	7,790,919	(108,115)
LME Aluminum Base Metal	336	12/2019	USD	14,515,200	(677,232)
LME Copper Base Metal	10	12/2019	USD	1,431,000	(21,855)
LME Copper Base Metal	17	12/2019	USD	2,432,437	(35,665)
LME Copper Base Metal	22	12/2019	USD	3,148,261	(22,459)
LME Copper Base Metal	48	12/2019	USD	6,867,000	(119,489)
LME Copper Base Metal	394	12/2019	USD	56,378,938	(873,364)
LME Lead Base Metal	2	12/2019	USD	106,763	2,244
LME Lead Base Metal	7	12/2019	USD	374,115	11,582
LME Lead Base Metal	8	12/2019	USD	427,644	14,150
LME Lead Base Metal	124	12/2019	USD	6,627,025	514,610
LME Nickel Base Metal	3	12/2019	USD	307,238	929
LME Nickel Base Metal	3	12/2019	USD	307,523	(14,200)
LME Nickel Base Metal	3	12/2019	USD	307,440	(17,451)
LME Nickel Base Metal	10	12/2019	USD	1,023,150	(18,470)
LME Nickel Base Metal	13	12/2019	USD	1,332,840	(42,105)
LME Nickel Base Metal	192	12/2019	USD	19,658,880	4,201,853
LME Zinc Base Metal	1	12/2019	USD	59,688	1,960
LME Zinc Base Metal	5	12/2019	USD	299,488	10,685
LME Zinc Base Metal	14	12/2019	USD	837,260	15,947
LME Zinc Base Metal	14	12/2019	USD	838,845	20,394
LME Zinc Base Metal	19	12/2019	USD	1,130,453	34,021
LME Zinc Base Metal	254	12/2019	USD	15,186,025	94,227
Low Sulphur Gasoil	62	12/2019	USD	3,594,450	(18,121)
Silver	494	12/2019	USD	41,985,060	(727,634)
Soybean Meal	244	12/2019	USD	7,344,400	(170,567)
Soybean Oil	323	12/2019	USD	5,635,704	(34,889)
Sugar No. 11	1,507	2/2020	USD	21,351,176	1,165,159

					6,295,092

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts
LME Aluminum Base Metal	(36)	10/2019	USD	$(1,534,437)	$109,757
LME Copper Base Metal	(32)	10/2019	USD	(4,561,888)	137,618
LME Lead Base Metal	(4)	10/2019	USD	(212,989)	(18,951)
LME Lead Base Metal	(10)	10/2019	USD	(533,445)	(9,475)
LME Lead Base Metal	(10)	10/2019	USD	(533,110)	(28,140)
LME Nickel Base Metal	(1)	10/2019	USD	(103,292)	(26,045)
LME Nickel Base Metal	(14)	10/2019	USD	(1,443,876)	(204,539)
LME Nickel Base Metal	(18)	10/2019	USD	(1,854,792)	(342,242)
LME Zinc Base Metal	(21)	10/2019	USD	(1,276,364)	(21,939)
LME Zinc Base Metal	(26)	10/2019	USD	(1,578,525)	41,848
WTI Crude Oil	(15)	10/2019	USD	(811,050)	195
LME Aluminum Base Metal	(5)	11/2019	USD	(214,396)	8,154
LME Aluminum Base Metal	(28)	11/2019	USD	(1,205,904)	35,127
LME Aluminum Base Metal	(43)	11/2019	USD	(1,855,590)	21,771
LME Copper Base Metal	(4)	11/2019	USD	(571,742)	6,746
LME Copper Base Metal	(10)	11/2019	USD	(1,428,563)	48,908
LME Copper Base Metal	(21)	11/2019	USD	(3,002,150)	13,924
LME Copper Base Metal	(32)	11/2019	USD	(4,575,600)	16,015
LME Copper Base Metal	(36)	11/2019	USD	(5,144,400)	(19,906)
LME Copper Base Metal	(76)	11/2019	USD	(10,865,397)	46,079
LME Lead Base Metal	(4)	11/2019	USD	(213,512)	(15,028)
LME Lead Base Metal	(7)	11/2019	USD	(374,047)	(17,767)
LME Lead Base Metal	(14)	11/2019	USD	(748,451)	(27,517)
LME Lead Base Metal	(19)	11/2019	USD	(1,015,854)	(31,401)
LME Nickel Base Metal	(7)	11/2019	USD	(717,942)	(32,024)
LME Nickel Base Metal	(14)	11/2019	USD	(1,441,356)	(236,267)
LME Nickel Base Metal	(21)	11/2019	USD	(2,154,600)	(179,593)
LME Nickel Base Metal	(51)	11/2019	USD	(5,243,093)	(422,544)
LME Zinc Base Metal	(7)	11/2019	USD	(422,888)	(23,996)
LME Zinc Base Metal	(9)	11/2019	USD	(543,353)	(32,517)
LME Zinc Base Metal	(17)	11/2019	USD	(1,027,863)	(12,163)
LME Zinc Base Metal	(22)	11/2019	USD	(1,328,635)	(76,075)
LME Zinc Base Metal	(23)	11/2019	USD	(1,380,633)	(74,368)
WTI Crude Oil	(107)	11/2019	USD	(5,775,860)	221,651
LME Aluminum Base Metal	(33)	12/2019	USD	(1,426,466)	36,574
LME Aluminum Base Metal	(34)	12/2019	USD	(1,469,506)	45,694
LME Aluminum Base Metal	(71)	12/2019	USD	(3,072,525)	116,972
LME Aluminum Base Metal	(181)	12/2019	USD	(7,790,919)	97,373
LME Aluminum Base Metal	(258)	12/2019	USD	(11,145,600)	258,916
LME Copper Base Metal	(10)	12/2019	USD	(1,430,938)	21,650
LME Copper Base Metal	(10)	12/2019	USD	(1,431,000)	21,525
LME Copper Base Metal	(17)	12/2019	USD	(2,432,437)	36,763
LME Copper Base Metal	(22)	12/2019	USD	(3,148,261)	20,060
LME Copper Base Metal	(48)	12/2019	USD	(6,867,000)	96,458
LME Lead Base Metal	(2)	12/2019	USD	(106,763)	(1,843)
LME Lead Base Metal	(7)	12/2019	USD	(374,115)	(12,089)
LME Lead Base Metal	(8)	12/2019	USD	(427,644)	(14,168)
LME Lead Base Metal	(44)	12/2019	USD	(2,351,525)	(82,216)
LME Nickel Base Metal	(3)	12/2019	USD	(307,523)	11,158
LME Nickel Base Metal	(3)	12/2019	USD	(307,440)	23,535
LME Nickel Base Metal	(3)	12/2019	USD	(307,238)	(2,688)
LME Nickel Base Metal	(10)	12/2019	USD	(1,023,150)	14,344

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal	(13)	12/2019	USD	$(1,332,840)	$35,105
LME Nickel Base Metal	(116)	12/2019	USD	(11,877,240)	(759,941)
LME Zinc Base Metal	(1)	12/2019	USD	(59,688)	(2,120)
LME Zinc Base Metal	(5)	12/2019	USD	(299,488)	(10,502)
LME Zinc Base Metal	(14)	12/2019	USD	(838,845)	(17,436)
LME Zinc Base Metal	(14)	12/2019	USD	(837,260)	(15,660)
LME Zinc Base Metal	(19)	12/2019	USD	(1,130,453)	(37,541)
LME Zinc Base Metal	(38)	12/2019	USD	(2,271,925)	(84,466)
Wheat	(268)	12/2019	USD	(6,643,050)	(152,613)
Soybean	(32)	1/2020	USD	(1,471,200)	(20,369)

					(1,522,229)

					$4,772,863

See notes to Consolidated Schedules of Investments.

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR RISK PARITY II HV FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 23.0%
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 4/15/2023 (a)(b)	EUR	1,297,728	1,486,344
0.10%, 4/15/2026 (a)(b)	EUR	1,157,816	1,395,477
0.50%, 4/15/2030 (a)(b)	EUR	105,536	140,281
France Government Bond OAT
0.25%, 7/25/2024 (a)(b)	EUR	434,998	512,998
0.10%, 3/1/2025 (a)(b)	EUR	312,174	363,388
1.85%, 7/25/2027 (a)(b)	EUR	223,300	306,719
0.10%, 3/1/2028 (a)(b)	EUR	103,884	124,766
0.70%, 7/25/2030 (a)(b)	EUR	104,734	138,193
United Kingdom Inflation Linked Treasury Gilt
0.13%, 3/22/2024 (a)(b)	GBP	1,122,557	1,592,180
0.13%, 3/22/2026 (a)(b)	GBP	784,728	1,184,662

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $7,458,965)			7,245,008

U.S. TREASURY OBLIGATIONS - 39.4%
U.S. Treasury Inflation Linked Notes
0.63%, 4/15/2023 (c)		2,661,500	2,770,793
0.50%, 4/15/2024 (c)		2,100,000	2,161,899
0.13%, 7/15/2024		100,000	107,919
0.25%, 1/15/2025		600,000	651,255
0.38%, 7/15/2025		500,000	547,746
0.63%, 1/15/2026		700,000	774,255
0.13%, 7/15/2026		495,000	528,146
0.38%, 1/15/2027		800,000	858,498
0.38%, 7/15/2027		680,000	723,916
0.50%, 1/15/2028		910,000	967,525
0.75%, 7/15/2028		820,000	879,338
0.88%, 1/15/2029		950,000	1,023,746
0.25%, 7/15/2029 (c)		400,000	404,280

TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,259,464)			12,399,316

	SHARES
SHORT-TERM INVESTMENTS - 46.2%

INVESTMENT COMPANIES - 29.4%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 1.79% (1)(d)(e)		340,361	340,361
Limited Purpose Cash Investment Fund, 2.01% (1)(d)		8,936,001	8,936,895
UBS Select Treasury Preferred Fund, Class I, 1.91% (1)(d)		3,902	3,902

TOTAL INVESTMENT COMPANIES (Cost $9,279,246)			9,281,158

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 16.8%
U.S. Treasury Bills
2.38%, 10/10/2019 (f)		289,000	288,872
2.37%, 10/17/2019 (f)		289,000	288,772

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 16.8% (continued)
2.36%, 10/24/2019 (f)	289,000	288,669
2.39%, 10/31/2019 (f)	289,000	288,576
2.38%, 11/7/2019 (f)	289,000	288,489
2.38%, 11/14/2019 (f)	289,000	288,371
2.12%, 1/9/2020 (f)	6,000	5,970
2.03%, 1/16/2020 (f)	458,000	455,564
2.03%, 1/23/2020 (f)	519,000	516,052
2.06%, 1/30/2020 (f)	433,000	430,409
1.97%, 2/6/2020 (f)	207,000	205,681
1.91%, 2/13/2020 (f)	747,000	742,028
1.86%, 2/20/2020 (f)	895,000	888,681
1.86%, 2/27/2020 (f)	315,000	312,670

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,286,336)		5,288,804

TOTAL SHORT-TERM INVESTMENTS (Cost $14,565,582)		14,569,962

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 108.6% (Cost $34,284,011)		34,214,286

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.6)% (g)		(2,702,610)

NET ASSETS - 100.0%		31,511,676

(a)	Inflation protected security.
(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2019, the value of these securities amounted to $7,245,008 or 22.99% of net assets.

(c)	On 9/30/2019, securities valued at $5,336,972 were pledged as collateral for reverse repurchase agreements outstanding.
(d)	Represents 7-day effective yield as of September 30, 2019.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	The rate shown was the effective yield at the date of purchase.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security.

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR RISK PARITY II HV FUND

Reverse repurchase agreements at September 30, 2019:

Over the Counter

COUNTERPARTY	TRADE DATE	RATE	DUE DATE	CURRENCY	PRINCIPAL AMOUNT AND VALUE OF REVERSE REPURCHASE AGREEMENT
CITI	9/12/2019	2.20%	10/10/2019	USD	$2,173,500
JPMS	9/12/2019	2.15%	10/10/2019	USD	203,500
JPMS	9/12/2019	2.15%	10/10/2019	USD	2,784,594
JPMS	9/20/2019	2.25%	10/10/2019	USD	202,250

					$5,363,844

The weighted average daily balance of the reverse repurchase agreements during the period ended September 30, 2019 was $6,081,277 at a net weighted average interest rate of 2.510%

Total return swap contracts outstanding as of September 30, 2019:

Over the Counter

REFERENCE ENTITY	Payments Made by Fund	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/30/2019	HKD	1,302,100	$240
iBovespa Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/16/2019	BRL	1,577,085	3,443
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	12/12/2019	KRW	616,837,500	10,507
Swiss Market Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MLIN	12/20/2019	CHF	1,005,400	7,699

								21,889

HSCEI October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/30/2019	HKD	7,657,500	(1,819)
HSCEI October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2019	HKD	1,531,500	(210)
SGX NIFTY 50 Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/31/2019	USD	138,456	(1,208)
TAIEX Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/16/2019	TWD	10,823,000	(544)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR RISK PARITY II HV FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	Payments Made by Fund	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
TAIEX Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/16/2019	TWD	4,329,200	$(270)

								(4,051)

								$17,838

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Long Contracts
Brent Crude Oil	15	10/2019	USD	$888,750	$7,521
CAC 40 10 Euro Index	10	10/2019	EUR	618,656	7,489
Hang Seng Index	2	10/2019	HKD	332,266	(875)
HSCEI	7	10/2019	HKD	455,937	(1,241)
LME Aluminum Base Metal	1	10/2019	USD	42,688	(3,416)
LME Aluminum Base Metal	1	10/2019	USD	42,613	(2,498)
LME Aluminum Base Metal	2	10/2019	USD	85,579	(5,257)
LME Copper Base Metal	1	10/2019	USD	142,769	(6,442)
LME Nickel Base Metal	1	10/2019	USD	103,301	27,485
LME Zinc Base Metal	1	10/2019	USD	60,588	(38)
MSCI Taiwan Index	6	10/2019	USD	244,260	2,489
NY Harbor ULSD	2	10/2019	USD	159,365	5,695
RBOB Gasoline	4	10/2019	USD	263,172	11,666
WTI Crude Oil	8	10/2019	USD	432,560	284
Brent Crude Oil	23	11/2019	USD	1,345,040	(34,767)
LME Aluminum Base Metal	1	11/2019	USD	43,056	(1,504)
LME Aluminum Base Metal	1	11/2019	USD	43,044	(1,359)
LME Aluminum Base Metal	1	11/2019	USD	43,022	(1,156)
LME Aluminum Base Metal	1	11/2019	USD	43,068	(1,163)
LME Aluminum Base Metal	1	11/2019	USD	42,969	(1,234)
LME Copper Base Metal	1	11/2019	USD	142,988	(332)
LME Copper Base Metal	1	11/2019	USD	142,966	(1,067)
LME Copper Base Metal	1	11/2019	USD	142,856	(4,709)
LME Copper Base Metal	2	11/2019	USD	285,850	(702)
LME Nickel Base Metal	1	11/2019	USD	102,864	8,582
LME Nickel Base Metal	1	11/2019	USD	102,806	8,102
LME Zinc Base Metal	1	11/2019	USD	60,393	3,077
LME Zinc Base Metal	1	11/2019	USD	60,463	511
Low Sulphur Gasoil	3	11/2019	USD	175,950	7,615
Natural Gas	6	11/2019	USD	150,240	(15,420)
NY Harbor ULSD	2	11/2019	USD	158,626	(1,661)
RBOB Gasoline	3	11/2019	USD	192,667	(3,255)
Soybean	14	11/2019	USD	634,200	9,381
100 oz Gold	17	12/2019	USD	2,503,930	35,013
Australia 10 Year Bond	12	12/2019	AUD	1,193,441	11,384

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR RISK PARITY II HV FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Long Contracts (continued)
Canada 10 Year Bond	16	12/2019	CAD	$1,722,157	$(16,904)
Cocoa	6	12/2019	USD	146,520	2,093
Coffee ’C’	3	12/2019	USD	113,794	(2,112)
Cotton No. 2	5	12/2019	USD	152,075	2,962
DAX Index	1	12/2019	EUR	338,184	1,129
EURO STOXX 50 Index	54	12/2019	EUR	2,092,377	27,495
Euro-Bund	98	12/2019	EUR	18,612,531	(222,125)
FTSE 100 Index	17	12/2019	GBP	1,543,325	16,974
FTSE/JSE Top 40 Index	3	12/2019	ZAR	97,700	(5,083)
FTSE/MIB Index	5	12/2019	EUR	601,271	7,253
Japan 10 Year Bond Mini	102	12/2019	JPY	14,616,305	(640)
KC HRW Wheat	4	12/2019	USD	83,000	561
KOSPI 200 Index	7	12/2019	KRW	401,089	9,984
Lean Hogs	4	12/2019	USD	116,160	14,908
Live Cattle	9	12/2019	USD	397,080	25,463
LME Aluminum Base Metal	1	12/2019	USD	43,275	(1,528)
LME Aluminum Base Metal	1	12/2019	USD	43,226	(1,139)
LME Aluminum Base Metal	1	12/2019	USD	43,269	(2,350)
LME Aluminum Base Metal	3	12/2019	USD	129,662	(4,009)
LME Aluminum Base Metal	14	12/2019	USD	604,800	(36,907)
LME Copper Base Metal	1	12/2019	USD	143,063	(2,489)
LME Copper Base Metal	11	12/2019	USD	1,574,031	(35,545)
LME Lead Base Metal	3	12/2019	USD	160,331	13,479
LME Nickel Base Metal	4	12/2019	USD	409,560	81,688
LME Zinc Base Metal	1	12/2019	USD	59,804	1,114
LME Zinc Base Metal	8	12/2019	USD	478,300	1,323
Low Sulphur Gasoil	4	12/2019	USD	231,900	(2,431)
Russell 2000 E-Mini Index	13	12/2019	USD	991,250	(33,862)
S&P 500 E-Mini Index	75	12/2019	USD	11,169,375	(104,510)
S&P Midcap 400 E-Mini Index	5	12/2019	USD	969,000	(13,880)
S&P/TSX 60 Index	3	12/2019	CAD	451,115	(1,261)
Silver	11	12/2019	USD	934,890	(16,178)
Soybean Oil	33	12/2019	USD	575,784	(8,105)
SPI 200 Index	6	12/2019	AUD	676,502	1,756
TOPIX Index	9	12/2019	JPY	1,321,803	24,949
U.S. Treasury 10 Year Note	216	12/2019	USD	28,147,500	(184,679)
Feeder Cattle	1	1/2020	USD	69,163	3,197
Soybean	1	1/2020	USD	45,975	704
Sugar No. 11	21	2/2020	USD	297,528	16,528

					(383,979)

Short Contracts
LME Aluminum Base Metal	(1)	10/2019	USD	(42,688)	3,422
LME Aluminum Base Metal	(1)	10/2019	USD	(42,613)	2,485
LME Aluminum Base Metal	(2)	10/2019	USD	(85,579)	5,089
LME Copper Base Metal	(1)	10/2019	USD	(142,769)	6,378
LME Nickel Base Metal	(1)	10/2019	USD	(103,301)	(27,626)
LME Zinc Base Metal	(1)	10/2019	USD	(60,588)	(128)
LME Aluminum Base Metal	(1)	11/2019	USD	(43,056)	1,641
LME Aluminum Base Metal	(1)	11/2019	USD	(43,068)	1,255
LME Aluminum Base Metal	(1)	11/2019	USD	(43,044)	1,408
LME Aluminum Base Metal	(1)	11/2019	USD	(43,022)	1,299

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR RISK PARITY II HV FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal	(1)	11/2019	USD	$(42,969)	$1,242
LME Copper Base Metal	(1)	11/2019	USD	(142,988)	610
LME Copper Base Metal	(1)	11/2019	USD	(142,966)	606
LME Copper Base Metal	(1)	11/2019	USD	(142,856)	4,891
LME Copper Base Metal	(2)	11/2019	USD	(285,850)	1,294
LME Nickel Base Metal	(1)	11/2019	USD	(102,864)	(10,128)
LME Nickel Base Metal	(1)	11/2019	USD	(102,806)	(8,285)
LME Zinc Base Metal	(1)	11/2019	USD	(60,393)	(3,458)
LME Zinc Base Metal	(1)	11/2019	USD	(60,463)	(715)
WTI Crude Oil	(1)	11/2019	USD	(53,980)	1,046
LME Aluminum Base Metal	(1)	12/2019	USD	(43,275)	1,648
LME Aluminum Base Metal	(1)	12/2019	USD	(43,269)	2,353
LME Aluminum Base Metal	(1)	12/2019	USD	(43,226)	1,240
LME Aluminum Base Metal	(3)	12/2019	USD	(129,662)	4,032
LME Aluminum Base Metal	(10)	12/2019	USD	(432,000)	14,167
LME Copper Base Metal	(1)	12/2019	USD	(143,063)	1,835
LME Copper Base Metal	(1)	12/2019	USD	(143,094)	1,889
LME Nickel Base Metal	(1)	12/2019	USD	(102,390)	(7,644)
LME Zinc Base Metal	(1)	12/2019	USD	(59,804)	(1,119)
LME Zinc Base Metal	(1)	12/2019	USD	(59,788)	(1,113)

					(386)

					$(384,365)

Forward foreign currency contracts outstanding as of September 30, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)

GBP	674,660	USD	826,714	CITI	12/18/2019	$5,513
GBP	674,660	USD	826,715	JPMC	12/18/2019	5,511
HKD	246,000	USD	31,374	CITI	12/18/2019	37
HKD	246,000	USD	31,374	JPMC	12/18/2019	37
USD	1,225	BRL	5,000	CITI**	12/18/2019	27
USD	1,225	BRL	5,000	JPMC**	12/18/2019	27
USD	8,224	CHF	7,999	CITI	12/18/2019	153
USD	8,227	CHF	8,001	JPMC	12/18/2019	154
USD	5,049,133	EUR	4,531,429	CITI	12/18/2019	79,978
USD	5,049,185	EUR	4,531,447	JPMC	12/18/2019	80,010
USD	1,015,660	GBP	819,423	CITI	12/18/2019	4,862
USD	1,015,659	GBP	819,423	JPMC	12/18/2019	4,861

Total unrealized appreciation						181,170

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR RISK PARITY II HV FUND

Forward foreign currency contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
BRL	5,000	USD	1,226	CITI**	12/18/2019	$(29)
BRL	5,000	USD	1,226	JPMC**	12/18/2019	(29)
CHF	7,999	USD	8,143	CITI	12/18/2019	(72)
CHF	8,001	USD	8,145	JPMC	12/18/2019	(72)
EUR	2,462,273	USD	2,742,965	CITI	12/18/2019	(42,841)
EUR	2,462,292	USD	2,742,989	JPMC	12/18/2019	(42,845)
GBP	404,798	USD	501,902	CITI	12/18/2019	(2,565)
GBP	404,799	USD	501,904	JPMC	12/18/2019	(2,565)
HKD	174,000	USD	22,248	CITI	12/18/2019	(31)
HKD	174,000	USD	22,248	JPMC	12/18/2019	(31)
USD	1,672,744	GBP	1,365,705	CITI	12/18/2019	(11,920)
USD	1,672,738	GBP	1,365,702	JPMC	12/18/2019	(11,922)
USD	53,538	HKD	420,000	CITI	12/18/2019	(90)
USD	53,538	HKD	420,000	JPMC	12/18/2019	(90)

Total unrealized depreciation						(115,102)

Net unrealized appreciation						$66,068

**	Non-deliverable forward.

See notes to Consolidated Schedules of Investments.

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR RISK PARITY II MV FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 15.8%
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 4/15/2023 (a)(b)	EUR	3,028,032	3,468,137
0.10%, 4/15/2026 (a)(b)	EUR	2,947,168	3,552,123
0.50%, 4/15/2030 (a)(b)	EUR	211,072	280,562
France Government Bond OAT
0.25%, 7/25/2024 (a)(b)	EUR	1,071,580	1,263,728
0.10%, 3/1/2025 (a)(b)	EUR	728,406	847,905
1.85%, 7/25/2027 (a)(b)	EUR	446,600	613,438
0.10%, 3/1/2028 (a)(b)	EUR	311,652	374,299
0.70%, 7/25/2030 (a)(b)	EUR	314,202	414,577
United Kingdom Inflation Linked Treasury Gilt
0.13%, 3/22/2024 (a)(b)	GBP	2,507,841	3,556,998
0.13%, 3/22/2026 (a)(b)	GBP	1,793,664	2,707,799
0.13%, 3/22/2029 (a)(b)	GBP	121,936	200,924

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $17,842,099)			17,280,490

U.S. TREASURY OBLIGATIONS - 26.4%
U.S. Treasury Inflation Linked Notes
0.63%, 4/15/2023 (c)		6,478,600	6,744,641
0.50%, 4/15/2024 (c)		5,200,000	5,353,274
0.13%, 7/15/2024		200,000	215,837
0.25%, 1/15/2025		1,500,000	1,628,137
0.38%, 7/15/2025		900,000	985,942
0.63%, 1/15/2026		1,700,000	1,880,332
0.13%, 7/15/2026		1,145,000	1,221,670
0.38%, 1/15/2027		1,600,000	1,716,996
0.38%, 7/15/2027 (c)		1,550,000	1,650,103
0.50%, 1/15/2028 (c)		2,100,000	2,232,751
0.75%, 7/15/2028		1,870,000	2,005,320
0.88%, 1/15/2029		2,195,000	2,365,392
0.25%, 7/15/2029		900,000	909,631

TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,616,808)			28,910,026

	SHARES
SHORT-TERM INVESTMENTS - 57.9%

INVESTMENT COMPANIES - 29.4%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 1.79% (1)(d)(e)		1,040,454	1,040,454
Limited Purpose Cash Investment Fund, 2.01% (1)(d)		31,114,218	31,117,330
UBS Select Treasury Preferred Fund, Class I, 1.91% (1)(d)		8,185	8,185

TOTAL INVESTMENT COMPANIES (Cost $32,158,395)			32,165,969

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 28.5%
U.S. Treasury Bills
2.41%, 10/3/2019 (f)		4,875,000	4,874,557
2.36%, 11/7/2019 (f)		1,010,000	1,008,215
2.36%, 11/14/2019 (f)		1,010,000	1,007,802

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 28.5% (continued)
2.37%, 11/21/2019 (f)	1,010,000	1,007,433
2.35%, 11/29/2019 (f)	275,000	274,183
2.28%, 12/5/2019 (f)	594,000	592,085
2.16%, 12/12/2019 (f)	1,266,000	1,261,502
2.15%, 12/19/2019 (f)	2,256,000	2,247,459
2.05%, 12/26/2019 (f)	2,586,000	2,574,973
2.06%, 1/2/2020 (f)	1,945,000	1,935,902
2.10%, 1/9/2020 (f)(g)	1,093,000	1,087,530
2.03%, 1/16/2020 (f)(g)	2,640,000	2,625,960
2.03%, 1/23/2020 (f)	3,667,000	3,646,174
2.06%, 1/30/2020 (f)	1,827,000	1,816,069
1.91%, 2/13/2020 (f)	173,000	171,848
1.84%, 3/12/2020 (f)	126,000	124,977
1.81%, 4/2/2020 (f)	4,875,000	4,830,280

TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,072,079)		31,086,949

TOTAL SHORT-TERM INVESTMENTS (Cost $63,230,474)		63,252,918

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.1% (Cost $109,689,381)		109,443,434

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)% (h)		(74,930)

NET ASSETS - 100.0%		109,368,504

(a)	Inflation protected security.
(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2019, the value of these securities amounted to $17,280,490 or 15.80% of net assets.

(c)	All or a portion of the security pledged as collateral for futures contracts.
(d)	Represents 7-day effective yield as of September 30, 2019.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(f)	The rate shown was the effective yield at the date of purchase.
(g)	All or a portion of the security pledged as collateral for swap contracts.
(h)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security.

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR RISK PARITY II MV FUND

Total return swap contracts outstanding as of September 30, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/08/2019	USD	(91,245)	$8,870
Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/08/2019	USD	(60,830)	6,575
iBovespa Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/16/2019	BRL	525,695	505
iBovespa Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/16/2019	BRL	3,679,865	8,419
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	12/12/2019	KRW	1,507,825,000	29,902
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/14/2019	USD	(26,180)	412
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/14/2019	USD	(26,180)	196
Lean Hogs December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/13/2019	USD	29,040	924
Lean Hogs December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/13/2019	USD	29,040	1,149
Lean Hogs December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/13/2019	USD	174,240	20,622
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/06/2019	USD	44,120	2,206
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/06/2019	USD	529,440	36,182
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/25/2019	USD	(271,800)	3,334
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/25/2019	USD	271,800	14,080
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/25/2019	USD	271,800	14,100
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/25/2019	USD	362,400	18,700
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/25/2019	USD	815,400	34,029

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR RISK PARITY II MV FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	12/27/2019	USD	229,875	$4,781
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/22/2019	USD	(180,600)	15,720
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/22/2019	USD	(60,200)	5,598
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/22/2019	USD	30,100	182
Soybean Oil December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/22/2019	USD	1,186,464	11,676
Sugar No. 11 February Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	02/18/2020	USD	14,168	848
Sugar No. 11 February Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	02/18/2020	USD	28,336	1,644
Swiss Market Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MLIN	12/20/2019	CHF	2,211,880	17,400
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/22/2019	USD	99,150	4,013
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/22/2019	USD	99,150	3,889
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/22/2019	USD	272,663	11,285

								277,241

Canada 10 Year Bond December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	12/18/2019	CAD	713,000	(5,328)
Cocoa December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/01/2019	USD	24,420	(214)
Coffee ‘C’ December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/08/2019	USD	(37,931)	(778)
Coffee ‘C’ December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/08/2019	USD	37,931	(657)
Coffee ‘C’ December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/08/2019	USD	37,931	(748)
Coffee ‘C’ December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/08/2019	USD	151,725	(3,882)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR RISK PARITY II MV FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/22/2019	USD	(213,400)	$(14,496)
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/22/2019	USD	(38,800)	(1,550)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/22/2019	USD	38,800	(6,022)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/22/2019	USD	213,400	(31,932)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/08/2019	USD	60,830	(6,840)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/08/2019	USD	91,245	(10,155)
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/30/2019	HKD	3,906,300	(187)
HSCEI October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2019	HKD	8,168,000	(2,356)
HSCEI October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/30/2019	HKD	10,720,500	(2,959)
KC HRW Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/22/2019	USD	20,750	(3,496)
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/14/2019	USD	(157,080)	(6,517)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/14/2019	USD	26,180	(3,188)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/14/2019	USD	26,180	(3,095)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/14/2019	USD	157,080	(15,590)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/04/2019	USD	(501,960)	(35,226)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/04/2019	USD	(41,830)	(2,404)
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/04/2019	USD	41,830	(2,106)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR RISK PARITY II MV FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/04/2019	USD	501,960	$(20,746)
SGX NIFTY 50 Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/31/2019	USD	299,988	(2,537)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/25/2019	USD	(362,400)	(5,150)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/25/2019	USD	(226,500)	(1,915)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	10/25/2019	USD	(181,200)	(1,060)
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/22/2019	USD	(30,100)	(395)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/22/2019	USD	60,200	(989)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/22/2019	USD	180,600	(2,438)
TAIEX Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/16/2019	TWD	6,493,800	(385)
TAIEX Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/16/2019	TWD	17,316,800	(573)
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/22/2019	USD	(272,663)	(9,545)
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/22/2019	USD	(99,150)	(5,205)
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/22/2019	USD	(99,150)	(1,325)

								(211,989)

								$65,252

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR RISK PARITY II MV FUND

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Long Contracts
Amsterdam Exchange Index	2	10/2019	EUR	$252,934	$2,010
Brent Crude Oil	31	10/2019	USD	1,836,750	15,302
CAC 40 10 Euro Index	22	10/2019	EUR	1,361,042	16,476
Hang Seng Index	4	10/2019	HKD	664,532	250
HSCEI	21	10/2019	HKD	1,367,812	(5,013)
LME Aluminum Base Metal	1	10/2019	USD	42,700	(3,503)
LME Aluminum Base Metal	3	10/2019	USD	127,805	(7,637)
LME Aluminum Base Metal	3	10/2019	USD	128,369	(7,203)
LME Aluminum Base Metal	4	10/2019	USD	170,493	(13,225)
LME Copper Base Metal	2	10/2019	USD	285,538	(12,885)
LME Lead Base Metal	1	10/2019	USD	53,345	871
LME Nickel Base Metal	1	10/2019	USD	103,194	19,032
LME Nickel Base Metal	1	10/2019	USD	103,134	14,120
LME Nickel Base Metal	1	10/2019	USD	103,044	18,865
LME Zinc Base Metal	1	10/2019	USD	60,779	989
LME Zinc Base Metal	4	10/2019	USD	242,350	(616)
MSCI Taiwan Index	20	10/2019	USD	814,200	8,148
NY Harbor ULSD	4	10/2019	USD	318,730	9,250
RBOB Gasoline	8	10/2019	USD	526,344	26,223
SGX NIFTY 50 Index	4	10/2019	USD	92,304	(404)
WTI Crude Oil	16	10/2019	USD	865,120	1,058
Brent Crude Oil	57	11/2019	USD	3,333,360	(88,894)
LME Aluminum Base Metal	1	11/2019	USD	42,969	(1,234)
LME Aluminum Base Metal	2	11/2019	USD	86,088	(2,718)
LME Aluminum Base Metal	2	11/2019	USD	86,045	(2,311)
LME Aluminum Base Metal	2	11/2019	USD	86,307	(897)
LME Aluminum Base Metal	4	11/2019	USD	172,272	(4,651)
LME Aluminum Base Metal	4	11/2019	USD	171,773	(5,039)
LME Copper Base Metal	1	11/2019	USD	142,856	(4,709)
LME Copper Base Metal	1	11/2019	USD	142,919	355
LME Copper Base Metal	1	11/2019	USD	142,900	380
LME Copper Base Metal	2	11/2019	USD	285,932	(2,134)
LME Copper Base Metal	2	11/2019	USD	285,975	(665)
LME Lead Base Metal	1	11/2019	USD	53,412	1,771
LME Nickel Base Metal	1	11/2019	USD	102,806	8,102
LME Nickel Base Metal	1	11/2019	USD	102,864	8,582
LME Nickel Base Metal	1	11/2019	USD	102,747	6,684
LME Zinc Base Metal	1	11/2019	USD	60,028	3,125
LME Zinc Base Metal	1	11/2019	USD	60,433	2,365
LME Zinc Base Metal	1	11/2019	USD	60,393	3,077
LME Zinc Base Metal	1	11/2019	USD	60,204	4,201
LME Zinc Base Metal	3	11/2019	USD	181,388	1,533
Low Sulphur Gasoil	6	11/2019	USD	351,900	15,230
Natural Gas	13	11/2019	USD	325,520	(34,398)
NY Harbor ULSD	4	11/2019	USD	317,251	(5,130)
RBOB Gasoline	8	11/2019	USD	513,778	(9,458)
Soybean	30	11/2019	USD	1,359,000	20,451
100 oz Gold	38	12/2019	USD	5,597,020	92,586
Australia 10 Year Bond	28	12/2019	AUD	2,784,695	25,900
Canada 10 Year Bond	31	12/2019	CAD	3,336,680	(36,477)
Cocoa	12	12/2019	USD	293,040	5,135
Cotton No. 2	9	12/2019	USD	273,735	6,082

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR RISK PARITY II MV FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Long Contracts (continued)
DAX Index	3	12/2019	EUR	$1,014,553	$3,793
EURO STOXX 50 Index	126	12/2019	EUR	4,882,213	63,832
Euro-Bund	229	12/2019	EUR	43,492,547	(514,144)
FTSE 100 Index	39	12/2019	GBP	3,540,569	38,570
FTSE/JSE Top 40 Index	5	12/2019	ZAR	162,833	(7,269)
FTSE/MIB Index	11	12/2019	EUR	1,322,796	15,031
Japan 10 Year Bond Mini	238	12/2019	JPY	34,104,712	(1,774)
KC HRW Wheat	5	12/2019	USD	103,750	(222)
KOSPI 200 Index	15	12/2019	KRW	859,476	14,453
Lean Hogs	1	12/2019	USD	29,040	827
Live Cattle	8	12/2019	USD	352,960	19,608
LME Aluminum Base Metal	1	12/2019	USD	43,113	(1,640)
LME Aluminum Base Metal	3	12/2019	USD	129,825	(4,584)
LME Aluminum Base Metal	3	12/2019	USD	129,797	(6,043)
LME Aluminum Base Metal	3	12/2019	USD	129,679	(3,418)
LME Aluminum Base Metal	6	12/2019	USD	259,325	(8,017)
LME Aluminum Base Metal	36	12/2019	USD	1,555,200	(88,219)
LME Copper Base Metal	1	12/2019	USD	143,094	(2,743)
LME Copper Base Metal	1	12/2019	USD	143,081	(868)
LME Copper Base Metal	1	12/2019	USD	143,044	(1,559)
LME Copper Base Metal	2	12/2019	USD	286,125	(4,979)
LME Copper Base Metal	3	12/2019	USD	429,254	(6,294)
LME Copper Base Metal	26	12/2019	USD	3,720,438	(84,796)
LME Lead Base Metal	7	12/2019	USD	374,106	30,314
LME Nickel Base Metal	1	12/2019	USD	102,413	290
LME Nickel Base Metal	10	12/2019	USD	1,023,900	206,310
LME Zinc Base Metal	1	12/2019	USD	59,918	1,127
LME Zinc Base Metal	1	12/2019	USD	59,804	1,114
LME Zinc Base Metal	21	12/2019	USD	1,255,538	(1,603)
Low Sulphur Gasoil	11	12/2019	USD	637,725	(7,813)
Russell 2000 E-Mini Index	31	12/2019	USD	2,363,750	(81,778)
S&P 500 E-Mini Index	173	12/2019	USD	25,764,025	(245,291)
S&P Midcap 400 E-Mini Index	12	12/2019	USD	2,325,600	(33,562)
S&P/TSX 60 Index	6	12/2019	CAD	902,230	(4,227)
Silver	26	12/2019	USD	2,209,740	(31,990)
Soybean Oil	11	12/2019	USD	191,928	(547)
SPI 200 Index	15	12/2019	AUD	1,691,256	4,338
TOPIX Index	19	12/2019	JPY	2,790,474	61,721
U.S. Treasury 10 Year Note	498	12/2019	USD	64,895,624	(426,047)
Feeder Cattle	2	1/2020	USD	138,325	4,369
Sugar No. 11	46	2/2020	USD	651,728	36,207

					(978,571)

Short Contracts
LME Aluminum Base Metal	(1)	10/2019	USD	(42,700)	3,528
LME Aluminum Base Metal	(3)	10/2019	USD	(128,369)	7,106
LME Aluminum Base Metal	(3)	10/2019	USD	(127,805)	7,861
LME Aluminum Base Metal	(4)	10/2019	USD	(170,493)	12,195
LME Copper Base Metal	(2)	10/2019	USD	(285,538)	12,757
LME Lead Base Metal	(1)	10/2019	USD	(53,345)	(947)
LME Nickel Base Metal	(1)	10/2019	USD	(103,194)	(20,109)
LME Nickel Base Metal	(1)	10/2019	USD	(103,044)	(19,013)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR RISK PARITY II MV FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Short Contracts (continued)
LME Nickel Base Metal	(1)	10/2019	USD	$(103,134)	$(14,610)
LME Zinc Base Metal	(1)	10/2019	USD	(60,779)	(1,061)
LME Zinc Base Metal	(4)	10/2019	USD	(242,350)	64
LME Aluminum Base Metal	(1)	11/2019	USD	(42,969)	1,242
LME Aluminum Base Metal	(2)	11/2019	USD	(86,088)	2,815
LME Aluminum Base Metal	(2)	11/2019	USD	(86,307)	1,013
LME Aluminum Base Metal	(2)	11/2019	USD	(86,045)	2,597
LME Aluminum Base Metal	(4)	11/2019	USD	(172,272)	5,018
LME Aluminum Base Metal	(4)	11/2019	USD	(171,773)	5,014
LME Copper Base Metal	(1)	11/2019	USD	(142,856)	4,891
LME Copper Base Metal	(1)	11/2019	USD	(142,900)	(553)
LME Copper Base Metal	(1)	11/2019	USD	(142,919)	(371)
LME Copper Base Metal	(2)	11/2019	USD	(285,932)	1,213
LME Copper Base Metal	(2)	11/2019	USD	(285,975)	970
LME Lead Base Metal	(1)	11/2019	USD	(53,412)	(2,105)
LME Nickel Base Metal	(1)	11/2019	USD	(102,747)	(6,243)
LME Nickel Base Metal	(1)	11/2019	USD	(102,806)	(8,285)
LME Nickel Base Metal	(1)	11/2019	USD	(102,864)	(10,128)
LME Zinc Base Metal	(1)	11/2019	USD	(60,433)	(2,385)
LME Zinc Base Metal	(1)	11/2019	USD	(60,393)	(3,458)
LME Zinc Base Metal	(1)	11/2019	USD	(60,028)	(3,233)
LME Zinc Base Metal	(1)	11/2019	USD	(60,204)	(3,932)
LME Zinc Base Metal	(3)	11/2019	USD	(181,388)	(2,146)
LME Aluminum Base Metal	(1)	12/2019	USD	(43,113)	1,701
LME Aluminum Base Metal	(3)	12/2019	USD	(129,679)	3,719
LME Aluminum Base Metal	(3)	12/2019	USD	(129,825)	4,942
LME Aluminum Base Metal	(3)	12/2019	USD	(129,797)	6,656
LME Aluminum Base Metal	(6)	12/2019	USD	(259,325)	8,064
LME Aluminum Base Metal	(27)	12/2019	USD	(1,166,400)	40,888
LME Copper Base Metal	(1)	12/2019	USD	(143,044)	1,811
LME Copper Base Metal	(1)	12/2019	USD	(143,094)	3,791
LME Copper Base Metal	(1)	12/2019	USD	(143,081)	904
LME Copper Base Metal	(2)	12/2019	USD	(286,125)	4,144
LME Copper Base Metal	(3)	12/2019	USD	(429,281)	5,331
LME Copper Base Metal	(3)	12/2019	USD	(429,254)	6,488
LME Lead Base Metal	(1)	12/2019	USD	(53,444)	(1,822)
LME Nickel Base Metal	(1)	12/2019	USD	(102,413)	(896)
LME Nickel Base Metal	(3)	12/2019	USD	(307,170)	(14,382)
LME Zinc Base Metal	(1)	12/2019	USD	(59,918)	(1,493)
LME Zinc Base Metal	(1)	12/2019	USD	(59,804)	(1,119)
LME Zinc Base Metal	(5)	12/2019	USD	(298,938)	(8,843)
Soybean	(4)	1/2020	USD	(183,900)	(6,396)

					23,193

					$(955,378)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR RISK PARITY II MV FUND

Forward foreign currency contracts outstanding as of September 30, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CAD	1,008	USD	761	CITI	12/18/2019	$1
CAD	992	USD	749	JPMC	12/18/2019	1
HKD	555,496	USD	70,845	CITI	12/18/2019	84
HKD	555,504	USD	70,846	JPMC	12/18/2019	84
USD	6,136	BRL	25,000	CITI**	12/18/2019	147
USD	6,136	BRL	25,000	JPMC**	12/18/2019	147
USD	273	CAD	360	CITI	12/18/2019	—
USD	272	CAD	358	JPMC	12/18/2019	—
USD	20,559	CHF	20,004	CITI	12/18/2019	375
USD	20,551	CHF	19,996	JPMC	12/18/2019	375
USD	5,766,005	EUR	5,175,113	CITI	12/18/2019	90,988
USD	5,766,026	EUR	5,175,120	JPMC	12/18/2019	91,001
USD	1,191,922	GBP	961,629	CITI	12/18/2019	5,706
USD	1,191,929	GBP	961,636	JPMC	12/18/2019	5,705

Total unrealized appreciation						194,614

BRL	25,000	USD	6,124	CITI**	12/18/2019	(135)
BRL	25,000	USD	6,124	JPMC**	12/18/2019	(135)
CHF	20,004	USD	20,365	CITI	12/18/2019	(181)
CHF	19,996	USD	20,357	JPMC	12/18/2019	(181)
EUR	168,020	USD	186,754	CITI	12/18/2019	(2,503)
EUR	168,020	USD	186,754	JPMC	12/18/2019	(2,504)
GBP	68,299	USD	85,937	CITI	12/18/2019	(1,686)
GBP	68,299	USD	85,937	JPMC	12/18/2019	(1,687)
HKD	406,502	USD	51,976	CITI	12/18/2019	(72)
HKD	406,498	USD	51,976	JPMC	12/18/2019	(72)
USD	488	CAD	648	CITI	12/18/2019	(1)
USD	477	CAD	634	JPMC	12/18/2019	(1)
USD	2,062,958	GBP	1,683,882	CITI	12/18/2019	(14,192)
USD	2,062,963	GBP	1,683,888	JPMC	12/18/2019	(14,195)
USD	122,629	HKD	961,998	CITI	12/18/2019	(205)
USD	122,629	HKD	962,002	JPMC	12/18/2019	(205)

Total unrealized depreciation						(37,955)

Net unrealized appreciation						$156,659

**	Non-deliverable forward.

See notes to Consolidated Schedules of Investments.

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 125.5%

COMMON STOCKS - 55.6%

Canada - 6.0%
Air Canada *(a)	649,475	21,182,635
Alimentation Couche-Tard, Inc., Class B	127,370	3,903,251
Bank of Montreal (a)	95,673	7,046,663
Bank of Nova Scotia (The)	40,180	2,282,179
BCE, Inc.	19,120	924,791
Brookfield Asset Management, Inc., Class A	24,356	1,293,312
Canadian Imperial Bank of Commerce (a)	105,387	8,695,213
Canadian National Railway Co.	4,288	385,025
Canadian Pacific Railway Ltd.	1,831	406,901
Canadian Tire Corp. Ltd., Class A	34,248	3,843,190
CGI, Inc. *(a)	146,754	11,604,294
CI Financial Corp.	151,503	2,210,479
Constellation Software, Inc.	421	420,460
Cronos Group, Inc. *	125,248	1,131,614
Emera, Inc.	77,663	3,409,352
Encana Corp.	493,470	2,260,907
Fortis, Inc.	9,172	387,760
Gildan Activewear, Inc. (a)	35,177	1,248,460
Hydro One Ltd. (b)	119,799	2,214,498
iA Financial Corp., Inc.	26,301	1,196,881
IGM Financial, Inc.	31,512	894,804
Intact Financial Corp.	39,440	3,969,453
Kinross Gold Corp. *	431,185	1,985,303
Linamar Corp.	72,087	2,343,501
Loblaw Cos. Ltd.	11,308	644,074
Magna International, Inc. (a)	98,629	5,257,335
Manulife Financial Corp. (a)	621,500	11,399,366
Methanex Corp.	21,386	758,845
National Bank of Canada (a)	105,941	5,271,261
Open Text Corp.	26,502	1,081,004
Peyto Exploration & Development Corp.	394,152	993,673
Power Financial Corp.	61,641	1,429,303
Quebecor, Inc., Class B	152,954	3,472,738
Rogers Communications, Inc., Class B (a)	89,631	4,365,693
Royal Bank of Canada (a)	113,499	9,206,882
Seven Generations Energy Ltd., Class A *	660,747	4,199,336
Shaw Communications, Inc., Class B	28,761	565,082
Sun Life Financial, Inc.	22,146	990,247
Teck Resources Ltd., Class B	133,148	2,158,749
Thomson Reuters Corp.	8,467	565,915
Toronto-Dominion Bank (The) (a)	205,454	11,979,712
Tourmaline Oil Corp.	281,587	2,786,433

		152,366,574

China - 0.1%
Yangzijiang Shipbuilding Holdings Ltd. (2)	5,354,400	3,722,942

Italy - 6.2%
A2A SpA (2)	5,331,012	9,783,299
Assicurazioni Generali SpA (2)(a)	1,079,754	20,925,298
Autogrill SpA (2)	45,972	445,208
BPER Banca (2)(a)	458,888	1,772,985

INVESTMENTS	SHARES	VALUE ($)
Italy - 6.2% (continued)
Enel SpA (2)(a)	7,289,009	54,443,769
Eni SpA (2)(a)	1,059,647	16,196,457
Hera SpA (2)	1,064,066	4,366,594
Italgas SpA (2)	687,867	4,438,921
Poste Italiane SpA (2)(b)	1,985,848	22,573,323
Snam SpA (2)	381,262	1,925,841
Terna Rete Elettrica Nazionale SpA (2)(a)	1,662,682	10,678,915
Unipol Gruppo SpA (2)	418,631	2,229,102
UnipolSai Assicurazioni SpA (2)	2,733,372	7,268,359

		157,048,071

Singapore - 0.3%
ComfortDelGro Corp. Ltd. (2)	1,525,800	2,651,015
Genting Singapore Ltd. (2)	1,319,700	840,258
Venture Corp. Ltd. (2)(c)	276,400	3,064,847
Wilmar International Ltd. (2)(c)	626,900	1,691,990

		8,248,110

Spain - 1.0%
Repsol SA (2)(a)	1,633,416	25,474,727

United Kingdom - 0.9%
Fiat Chrysler Automobiles NV (2)	1,763,831	22,855,384

United States - 41.1%
2U, Inc. *(c)	97,786	1,591,956
Aaron’s, Inc.	32,779	2,106,379
Abbott Laboratories (c)	30,741	2,572,099
Activision Blizzard, Inc. (c)	13,888	734,953
Acuity Brands, Inc. (a)(c)	41,938	5,652,823
Adobe, Inc. *(a)	16,293	4,500,941
AGCO Corp. (a)	38,756	2,933,829
Air Lease Corp. (c)	18,208	761,459
Akamai Technologies, Inc. *(a)	212,694	19,435,978
Allison Transmission Holdings, Inc. (c)	27,013	1,270,962
Alphabet, Inc., Class A *(a)	21,891	26,731,975
Amazon.com, Inc. *(a)(c)	2,081	3,612,429
Amdocs Ltd. (a)	147,837	9,773,504
American Eagle Outfitters, Inc. (a)	438,347	7,109,988
AmerisourceBergen Corp. (c)	16,627	1,368,901
Analog Devices, Inc.	10,286	1,149,255
ANSYS, Inc. *(a)	17,532	3,880,884
Antero Resources Corp. *	135,735	409,920
Anthem, Inc. (a)(c)	42,657	10,241,946
Apergy Corp. *	22,772	615,983
Applied Materials, Inc. (a)	118,613	5,918,789
Arconic, Inc. (a)(c)	108,221	2,813,746
AutoNation, Inc. *(c)	22,689	1,150,332
AutoZone, Inc. *(c)	777	842,750
Bausch Health Cos., Inc. *	137,844	3,006,900
Baxter International, Inc. (c)	131,159	11,472,478
Best Buy Co., Inc. (c)	78,789	5,435,653
Booking Holdings, Inc. *(a)(c)	9,200	18,056,012
Booz Allen Hamilton Holding Corp. (a)	44,645	3,170,688
Broadcom, Inc. (c)	8,071	2,228,161
BRP, Inc. (a)	208,677	8,119,636
CACI International, Inc., Class A *(a)	12,423	2,872,943
Cadence Design Systems, Inc. *(a)	183,804	12,145,768
Callon Petroleum Co. *(c)	1,724,887	7,486,010
Cardinal Health, Inc. (c)	36,921	1,742,302
Carlisle Cos., Inc. (a)	23,052	3,354,988

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 41.1% (continued)
CDK Global, Inc. (a)	86,943	4,181,089
Centene Corp. *(a)(c)	65,239	2,822,239
Centennial Resource Development, Inc., Class A *	150,857	681,119
Cigna Corp. (a)	17,830	2,706,416
Cirrus Logic, Inc. *(a)	326,650	17,501,907
Citrix Systems, Inc. (a)	29,228	2,821,087
CNX Resources Corp. *(c)	489,649	3,554,852
Cognizant Technology Solutions Corp., Class A (a)	63,676	3,837,434
Cooper Cos., Inc. (The) (c)	23,351	6,935,247
Crane Co.	16,188	1,305,238
Cummins, Inc. (a)	40,837	6,642,955
Curtiss-Wright Corp. (a)	56,121	7,260,374
Danaher Corp. (a)(c)	99,574	14,381,473
Dick’s Sporting Goods, Inc. (c)	127,880	5,218,783
Dillard’s, Inc., Class A (c)	143,146	9,463,382
DXC Technology Co. (a)(c)	148,005	4,366,148
Eaton Corp. plc (a)(c)	252,586	21,002,525
eBay, Inc. (c)	385,667	15,033,300
Edwards Lifesciences Corp. *(a)(c)	35,283	7,759,085
Electronic Arts, Inc. *(a)	85,458	8,359,502
EMCOR Group, Inc.	20,663	1,779,498
Expedia Group, Inc. (a)(c)	22,265	2,992,639
Extraction Oil & Gas, Inc. *(c)	150,321	441,944
Facebook, Inc., Class A *(a)	123,527	21,997,687
Fair Isaac Corp. *(a)(c)	26,440	8,025,069
Fluor Corp. (c)	28,013	535,889
Foot Locker, Inc. (a)(c)	285,178	12,308,282
Fortinet, Inc. *(a)	85,300	6,547,628
Gap, Inc. (The) (a)(c)	218,609	3,795,052
GATX Corp. (c)	7,670	594,655
General Dynamics Corp. (a)(c)	40,680	7,433,456
Genpact Ltd. (a)	16,679	646,311
Globus Medical, Inc., Class A *(a)(c)	201,157	10,283,146
GrafTech International Ltd. (c)	141,427	1,810,266
Halliburton Co. (a)(c)	141,009	2,658,020
HCA Healthcare, Inc. (a)	48,373	5,825,077
HEICO Corp. (c)	11,453	1,430,251
Henry Schein, Inc. *(c)	68,975	4,379,913
Hexcel Corp. (a)	11,949	981,371
Hill-Rom Holdings, Inc.	6,276	660,423
HollyFrontier Corp. (a)(c)	281,856	15,118,756
Honeywell International, Inc.	7,676	1,298,779
Hubbell, Inc. (a)	17,935	2,356,659
Humana, Inc. (a)	7,264	1,857,187
Huntington Ingalls Industries, Inc. (a)(c)	133,409	28,254,691
IAC/InterActiveCorp *(a)(c)	21,967	4,788,147
ICU Medical, Inc. *(a)(c)	13,942	2,225,143
Ingersoll-Rand plc (a)	8,563	1,055,047
Inogen, Inc. *(c)	45,918	2,199,931
Intel Corp. (a)(c)	343,078	17,678,809
International Business Machines Corp. (c)	131,978	19,192,241
Interpublic Group of Cos., Inc. (The) (c)	26,755	576,838
Intuit, Inc.	1,459	388,006
ITT, Inc. (a)(c)	77,198	4,723,746
j2 Global, Inc. (c)	137,784	12,513,543
Johnson Controls International plc (a)(c)	93,645	4,110,079
Kennametal, Inc. (c)	28,446	874,430
KLA Corp. (c)	19,533	3,114,537

INVESTMENTS	SHARES	VALUE ($)
United States - 41.1% (continued)
Kohl’s Corp. (a)(c)	147,587	7,329,170
L3Harris Technologies, Inc. (a)(c)	50,118	10,456,620
Laboratory Corp. of America Holdings *(a)(c)	27,689	4,651,752
Lam Research Corp. (c)	59,275	13,699,045
Leidos Holdings, Inc.	6,619	568,440
Lockheed Martin Corp. (a)(c)	44,067	17,188,774
LogMeIn, Inc. (a)(c)	35,589	2,525,395
Macy’s, Inc. (a)(c)	363,458	5,648,137
Manhattan Associates, Inc. *(a)(c)	125,740	10,143,446
Marathon Petroleum Corp.	8,498	516,254
Masco Corp. (a)(c)	103,477	4,312,921
Masimo Corp. *	12,376	1,841,425
MasTec, Inc. *(c)	55,298	3,590,499
Match Group, Inc. (c)	52,779	3,770,532
McDermott International, Inc. *(c)	122,683	247,820
McKesson Corp. (a)	54,280	7,417,905
MEDNAX, Inc. *(a)(c)	190,496	4,309,020
Medtronic plc (c)	78,387	8,514,396
Michaels Cos., Inc. (The) *(c)	54,094	529,580
Micron Technology, Inc. *(a)(c)	391,053	16,756,621
Microsoft Corp. (a)	82,712	11,499,449
MKS Instruments, Inc. (c)	30,581	2,822,015
Molina Healthcare, Inc. *(a)(c)	44,084	4,836,896
Murphy USA, Inc. *(a)(c)	114,329	9,752,264
Nabors Industries Ltd. (c)	1,529,184	2,859,574
Nordstrom, Inc.	24,600	828,282
Northrop Grumman Corp. (a)	54,674	20,491,267
Nuance Communications, Inc. *(c)	39,410	642,777
NuVasive, Inc. *(a)(c)	45,077	2,856,980
nVent Electric plc	35,715	787,159
Oasis Petroleum, Inc. *	228,879	791,921
Omnicom Group, Inc. (c)	12,929	1,012,341
ON Semiconductor Corp. *(a)(c)	300,173	5,766,323
Oracle Corp. (a)(c)	326,031	17,941,486
Oshkosh Corp. (a)	92,701	7,026,736
Owens Corning (c)	19,280	1,218,496
Parker-Hannifin Corp. (a)(c)	16,666	3,010,046
Patterson Cos., Inc. (c)	34,348	612,081
Patterson-UTI Energy, Inc. (a)	441,428	3,774,209
PBF Energy, Inc., Class A (a)	66,596	1,810,745
Penske Automotive Group, Inc. (c)	34,220	1,617,922
Phillips 66 (a)(c)	50,235	5,144,064
Qorvo, Inc. *(c)	53,981	4,002,151
QUALCOMM, Inc. (c)	9,365	714,362
Quanta Services, Inc. (a)	165,711	6,263,876
Qurate Retail, Inc., Series A *(a)	1,144,352	11,803,991
Regal Beloit Corp. (c)	48,215	3,512,463
Resideo Technologies, Inc. *(c)	30,381	435,967
ResMed, Inc. (c)	4,672	631,234
Roper Technologies, Inc. (c)	1,704	607,646
Ross Stores, Inc. (a)	26,450	2,905,533
RPC, Inc. (c)	457,891	2,568,769
Sally Beauty Holdings, Inc. *(c)	260,919	3,885,084
Science Applications International Corp. (c)	7,984	697,402
Skyworks Solutions, Inc. (c)	121,814	9,653,760
Snap-on, Inc. (a)(c)	61,614	9,645,056
Southwestern Energy Co. *(c)	2,535,316	4,893,160
Spirit AeroSystems Holdings, Inc., Class A (a)	295,417	24,295,093
SS&C Technologies Holdings, Inc. (c)	9,696	500,023

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 41.1% (continued)
STERIS plc (c)	2,664	384,921
SYNNEX Corp. (c)	5,774	651,885
Synopsys, Inc. *(a)	33,011	4,530,760
Target Corp. (a)(c)	107,523	11,495,284
Teledyne Technologies, Inc. *(a)(c)	27,842	8,964,846
Teradyne, Inc. (c)	38,757	2,244,418
Texas Instruments, Inc. (a)(c)	76,438	9,878,847
Textron, Inc. (a)(c)	213,992	10,477,048
Timken Co. (The) (c)	44,215	1,923,795
TJX Cos., Inc. (The) (a)(c)	54,810	3,055,109
TripAdvisor, Inc. *(a)	298,619	11,550,583
Twitter, Inc. *(a)(c)	402,345	16,576,614
United Technologies Corp. (a)	54,748	7,474,197
UnitedHealth Group, Inc.	3,963	861,239
Universal Health Services, Inc., Class B (c)	67,299	10,010,726
Urban Outfitters, Inc. *(a)(c)	128,696	3,615,071
Valero Energy Corp. (c)	62,691	5,343,781
Varian Medical Systems, Inc. *(a)(c)	25,106	2,989,874
VeriSign, Inc. *(a)	54,526	10,285,239
VMware, Inc., Class A (a)	57,207	8,584,482
West Pharmaceutical Services, Inc.	3,218	456,377
Whiting Petroleum Corp. *(c)	175,177	1,406,671
Williams-Sonoma, Inc. (a)(c)	176,261	11,982,223
Woodward, Inc. (a)(c)	77,415	8,347,659
Xilinx, Inc. (a)(c)	51,577	4,946,234
Yelp, Inc. *	13,806	479,759

		1,036,214,618

TOTAL COMMON STOCKS (Cost $1,343,958,025)		1,405,930,426

SHORT-TERM INVESTMENTS - 69.9%

INVESTMENT COMPANIES - 47.3%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 1.79% (d)(e)	151,096,000	151,096,000
Limited Purpose Cash Investment Fund, 2.01% (d)(f)	1,044,742,219	1,044,846,692

TOTAL INVESTMENT COMPANIES (Cost $1,195,636,211)		1,195,942,692

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 22.6%
U.S. Treasury Bills
2.41%, 10/3/2019 (2)(g)	7,739,000	7,738,296
2.42%, 10/17/2019 (2)(g)	15,841,000	15,828,521
2.41%, 10/24/2019 (2)(g)(h)	79,766,000	79,674,651
2.42%, 10/31/2019 (2)(g)(h)	79,766,000	79,648,844
2.38%, 11/14/2019 (2)(g)	29,198,000	29,134,469
2.37%, 11/21/2019 (2)(g)	8,755,000	8,732,749
2.35%, 11/29/2019 (2)(g)	857,000	854,454
2.03%, 1/23/2020 (2)(g)(i)	26,713,000	26,561,286
2.06%, 1/30/2020 (2)(g)(i)	50,698,000	50,394,685
1.97%, 2/6/2020 (2)(g)	17,627,000	17,514,657
1.91%, 2/13/2020 (2)(g)(i)	40,539,000	40,269,162

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 22.6% (continued)
1.86%, 2/20/2020 (2)(g)(i)	170,707,000	169,501,714
1.86%, 2/27/2020 (2)(g)	22,480,000	22,313,687
1.84%, 3/5/2020 (2)(g)(i)	11,574,000	11,484,600
1.88%, 3/26/2020 (2)(g)	2,999,000	2,972,791
1.81%, 4/2/2020 (2)(g)	7,739,000	7,668,007

TOTAL U.S. TREASURY OBLIGATIONS (Cost $570,057,621)		570,292,573

TOTAL SHORT-TERM INVESTMENTS (Cost $1,765,693,832)		1,766,235,265

TOTAL LONG POSITIONS (Cost $3,109,651,857)		3,172,165,691

	SHARES
SHORT POSITIONS - (40.2)%

COMMON STOCKS - (40.2)%

Canada - (6.0)%
Agnico Eagle Mines Ltd.	(70,447)	(3,775,323)
AltaGas Ltd.	(635,815)	(9,334,341)
Barrick Gold Corp.	(254,179)	(4,397,315)
BlackBerry Ltd. *	(322,876)	(1,691,331)
Bombardier, Inc., Class B *	(5,208,467)	(7,037,141)
Cameco Corp.	(590,918)	(5,611,011)
Canadian Natural Resources Ltd.	(59,757)	(1,589,942)
CCL Industries, Inc., Class B	(57,039)	(2,300,762)
Cenovus Energy, Inc.	(769,287)	(7,217,600)
Dollarama, Inc.	(286,766)	(10,266,303)
Element Fleet Management Corp.	(590,110)	(4,721,415)
Enbridge, Inc.	(557,205)	(19,556,955)
Fairfax Financial Holdings Ltd.	(929)	(409,507)
Finning International, Inc.	(194,517)	(3,404,800)
Franco-Nevada Corp.	(27,834)	(2,536,227)
George Weston Ltd.	(4,609)	(387,756)
Husky Energy, Inc.	(51,349)	(361,228)
Imperial Oil Ltd.	(15,393)	(400,844)
Inter Pipeline Ltd.	(232,312)	(4,076,880)
Keyera Corp.	(117,484)	(2,852,746)
Nutrien Ltd.	(24,087)	(1,199,941)
Pembina Pipeline Corp.	(214,511)	(7,951,568)
Restaurant Brands International, Inc.	(17,929)	(1,274,795)
Saputo, Inc.	(23,148)	(711,467)
Shopify, Inc., Class A *	(25,034)	(7,790,707)
SNC-Lavalin Group, Inc.	(474,361)	(6,681,191)
Stars Group, Inc. (The) *	(169,959)	(2,543,901)
Suncor Energy, Inc.	(37,577)	(1,185,299)
TC Energy Corp.	(238,784)	(12,364,103)
Vermilion Energy, Inc.	(164,317)	(2,737,273)
West Fraser Timber Co. Ltd.	(45,072)	(1,803,084)
Wheaton Precious Metals Corp.	(478,488)	(12,546,834)
Whitecap Resources, Inc.	(370,852)	(1,287,632)

		(152,007,222)

Chile - (0.1)%
Lundin Mining Corp.	(414,349)	(1,948,443)

Ghana - (0.4)%
Kosmos Energy Ltd.	(1,748,682)	(10,911,776)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
Italy - (2.6)%
Atlantia SpA (2)	(111,588)	(2,696,836)
Azimut Holding SpA (2)	(30,457)	(571,572)
Banca Generali SpA (2)	(40,233)	(1,240,818)
Banco BPM SpA (2)	(222,689)	(454,412)
Buzzi Unicem SpA (2)	(238,052)	(5,458,853)
Davide Campari-Milano SpA (2)	(439,676)	(3,971,567)
Ferrari NV (2)	(164,692)	(25,414,130)
FinecoBank Banca Fineco SpA (2)	(464,202)	(4,911,281)
Freni Brembo SpA (2)	(317,838)	(3,098,689)
Moncler SpA (2)	(39,091)	(1,393,336)
Pirelli & C SpA (2)(b)	(143,709)	(851,030)
Prysmian SpA (2)	(536,637)	(11,522,966)
Recordati SpA (2)	(9,397)	(403,026)
Saipem SpA (2)*	(573,805)	(2,593,355)
Unione di Banche Italiane SpA (2)	(277,491)	(778,584)

		(65,360,455)

Luxembourg - (0.3)%
Tenaris SA (2)	(822,491)	(8,723,672)

Netherlands - (0.2)%
Koninklijke Vopak NV (2)	(94,881)	(4,876,783)

Portugal - 0.0% (j)
Banco Espirito Santo SA (Registered) (3)*(k)	(216,618)	(2)

Singapore - (0.4)%
City Developments Ltd. (2)	(159,800)	(1,136,753)
Keppel Corp. Ltd. (2)	(725,200)	(3,114,360)
Singapore Telecommunications Ltd. (2)	(2,207,000)	(4,951,918)

		(9,203,031)

Switzerland - (0.2)%
STMicroelectronics NV (2)	(250,977)	(4,862,875)
Temenos AG (Registered) (2)	(4,751)	(795,555)

		(5,658,430)

United Kingdom - (0.4)%
CNH Industrial NV (2)	(876,605)	(8,926,572)

United States - (29.3)%
Acadia Healthcare Co., Inc. *	(269,589)	(8,378,826)
Advanced Micro Devices, Inc. *	(245,581)	(7,119,393)
Alteryx, Inc., Class A *	(6,643)	(713,657)
Amedisys, Inc. *	(3,031)	(397,091)
Apache Corp.	(635,174)	(16,260,454)
Atlassian Corp. plc, Class A *	(38,636)	(4,846,500)
Autodesk, Inc. *	(4,606)	(680,306)
Avalara, Inc. *	(5,759)	(387,523)
Avanos Medical, Inc. *	(38,512)	(1,442,660)
Baker Hughes a GE Co.	(586,893)	(13,615,918)
BWX Technologies, Inc.	(130,919)	(7,489,876)
Cabot Oil & Gas Corp.	(427,820)	(7,516,797)
Cantel Medical Corp.	(4,635)	(346,698)
CarMax, Inc. *	(70,924)	(6,241,312)
Carvana Co. *	(25,605)	(1,689,930)
Ceridian HCM Holding, Inc. *	(43,007)	(2,123,256)
Cheniere Energy, Inc. *	(443,902)	(27,992,460)
Chevron Corp.	(66,946)	(7,939,796)
CommVault Systems, Inc. *	(35,097)	(1,569,187)

INVESTMENTS	SHARES	VALUE ($)
United States - (29.3)% (continued)
Concho Resources, Inc.	(132,295)	(8,982,831)
Conduent, Inc. *	(205,088)	(1,275,647)
Core Laboratories NV	(62,091)	(2,894,682)
Coupa Software, Inc. *	(39,904)	(5,170,361)
Covetrus, Inc. *	(33,542)	(398,814)
Cree, Inc. *	(105,878)	(5,188,022)
Dentsply Sirona, Inc.	(34,158)	(1,820,963)
Devon Energy Corp.	(128,750)	(3,097,725)
DexCom, Inc. *	(56,024)	(8,361,022)
DocuSign, Inc. *	(95,969)	(5,942,400)
Dollar Tree, Inc. *	(80,002)	(9,133,028)
Donaldson Co., Inc.	(55,653)	(2,898,408)
Dover Corp.	(14,671)	(1,460,645)
Dycom Industries, Inc. *	(17,978)	(917,777)
Encompass Health Corp.	(9,768)	(618,119)
EOG Resources, Inc.	(85,203)	(6,323,767)
EQT Corp.	(790,802)	(8,414,133)
Equitrans Midstream Corp.	(740,749)	(10,777,898)
Exxon Mobil Corp.	(124,488)	(8,790,098)
Fastenal Co.	(253,838)	(8,292,887)
FireEye, Inc. *	(783,065)	(10,446,087)
First Solar, Inc. *	(32,384)	(1,878,596)
Five Below, Inc. *	(88,263)	(11,129,964)
Floor & Decor Holdings, Inc., Class A *	(254,859)	(13,036,038)
Flowserve Corp.	(103,903)	(4,853,309)
Gartner, Inc. *	(67,893)	(9,708,020)
General Electric Co.	(2,506,824)	(22,411,007)
Genuine Parts Co.	(76,922)	(7,660,662)
Global Payments, Inc.	(20,701)	(3,291,459)
GoDaddy, Inc., Class A *	(6,238)	(411,583)
Granite Construction, Inc.	(16,520)	(530,788)
GrubHub, Inc. *	(11,472)	(644,841)
Guidewire Software, Inc. *	(126,501)	(13,330,675)
HD Supply Holdings, Inc. *	(9,737)	(381,447)
HealthEquity, Inc. *	(103,696)	(5,925,708)
Hess Corp.	(238,778)	(14,441,293)
Insulet Corp. *	(99,573)	(16,422,575)
Kinder Morgan, Inc.	(457,652)	(9,432,208)
LivaNova plc *	(6,695)	(494,024)
LiveRamp Holdings, Inc. *	(9,294)	(399,270)
LKQ Corp. *	(458,456)	(14,418,441)
Marvell Technology Group Ltd.	(50,702)	(1,266,029)
Matador Resources Co. *	(21,859)	(361,329)
Middleby Corp. (The) *	(17,032)	(1,991,041)
MongoDB, Inc. *	(26,462)	(3,188,142)
Monolithic Power Systems, Inc.	(29,246)	(4,551,555)
MSC Industrial Direct Co., Inc., Class A	(5,720)	(414,872)
Murphy Oil Corp.	(180,296)	(3,986,345)
National Oilwell Varco, Inc.	(470,195)	(9,968,134)
Netflix, Inc. *	(66,394)	(17,768,362)
Noble Energy, Inc.	(707,177)	(15,883,195)
NOW, Inc. *	(395,416)	(4,535,422)
Nutanix, Inc., Class A *	(69,758)	(1,831,148)
NVIDIA Corp.	(8,888)	(1,547,134)
Occidental Petroleum Corp.	(177,267)	(7,883,063)
Oceaneering International, Inc. *	(219,025)	(2,967,789)
Okta, Inc. *	(41,925)	(4,127,936)
Ollie’s Bargain Outlet Holdings, Inc. *	(166,457)	(9,761,038)
ONEOK, Inc.	(353,543)	(26,052,584)
Parsley Energy, Inc., Class A	(46,961)	(788,945)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
United States - (29.3)% (continued)
Penumbra, Inc. *	(20,211)	(2,718,177)
Pluralsight, Inc., Class A *	(194,897)	(3,273,295)
Pool Corp.	(43,870)	(8,848,579)
Premier, Inc., Class A *	(372,482)	(10,772,179)
Proofpoint, Inc. *	(9,759)	(1,259,399)
Range Resources Corp.	(493,795)	(1,886,297)
RingCentral, Inc., Class A *	(29,632)	(3,723,557)
Rockwell Automation, Inc.	(18,995)	(3,130,376)
Schlumberger Ltd.	(509,489)	(17,409,239)
ServiceNow, Inc. *	(2,193)	(556,693)
Signet Jewelers Ltd.	(139,987)	(2,346,182)
Smartsheet, Inc., Class A *	(53,553)	(1,929,515)
Splunk, Inc. *	(23,521)	(2,772,185)
Square, Inc., Class A *	(102,613)	(6,356,875)
Switch, Inc., Class A	(208,882)	(3,262,737)
Targa Resources Corp.	(797,840)	(32,049,234)
Tenet Healthcare Corp. *	(401,680)	(8,885,162)
Teradata Corp. *	(37,086)	(1,149,666)
Tiffany & Co.	(27,479)	(2,545,380)
Transocean Ltd. *	(1,529,186)	(6,835,461)
Trex Co., Inc. *	(90,133)	(8,195,794)
Trinity Industries, Inc.	(152,490)	(3,001,003)
Twilio, Inc., Class A *	(57,156)	(6,284,874)
United Rentals, Inc. *	(17,986)	(2,241,775)
Univar Solutions, Inc. *	(692,324)	(14,372,646)
Universal Display Corp.	(27,974)	(4,696,835)
Valaris plc	(1,078,551)	(5,187,830)
Wabtec Corp.	(202,012)	(14,516,582)

INVESTMENTS	SHARES	VALUE ($)
United States - (29.3)% (continued)
Watsco, Inc.	(43,480)	(7,355,946)
Wayfair, Inc., Class A *	(9,546)	(1,070,298)
Welbilt, Inc. *	(706,978)	(11,919,649)
Williams Cos., Inc. (The)	(889,342)	(21,397,569)
Workday, Inc., Class A *	(4,193)	(712,642)
World Fuel Services Corp.	(11,652)	(465,381)
WPX Energy, Inc. *	(385,999)	(4,087,729)
WW Grainger, Inc.	(12,225)	(3,632,659)
Zendesk, Inc. *	(72,035)	(5,249,911)
Zillow Group, Inc., Class C *	(195,467)	(5,828,826)
Zynga, Inc., Class A *	(217,918)	(1,268,283)

		(740,829,345)

Zambia - (0.3)%
First Quantum Minerals Ltd.	(774,355)	(6,505,318)

TOTAL COMMON STOCKS (Proceeds $(1,108,004,495))		(1,014,951,049)

TOTAL SHORT POSITIONS (Proceeds $(1,108,004,495))		(1,014,951,049)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 85.3% (Cost $2,001,647,362)		2,157,214,642

OTHER ASSETS IN EXCESS OF LIABILITIES - 14.7% (l)		369,475,321

NET ASSETS - 100.0%		2,526,689,693

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$76,089,846	3.0%
Consumer Discretionary	73,157,725	2.9
Consumer Staples	1,168,525	0.0 (j)
Energy	(285,753,748)	(11.3)
Financials	109,547,230	4.3
Health Care	76,561,301	3.0
Industrials	121,254,543	4.8
Information Technology	175,345,303	6.9
Materials	(37,569,204)	(1.5)
Real Estate	(1,136,753)	0.0 (j)
Utilities	82,314,609	3.3
Short-Term Investments	1,766,235,265	69.9

Total Investments In Securities At Value	2,157,214,642	85.3
Other Assets in Excess of Liabilities (l)	369,475,321	14.7

Net Assets	$2,526,689,963	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $841,828,583.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2019 amounted to $23,936,791, which represents approximately 0.95% of net assets of the fund.

(c)	All or a portion of this security has been rehypothecated in connection with the Fund’s Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $279,144,209.
(d)	Represents 7-day effective yield as of September 30, 2019.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

(f)	For the period ended September 30, 2019, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/18	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 09/30/19	VALUE AT 09/30/19	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)

Other Affiliates:

SHORT-TERM INVESTMENTS - 41.4%

INVESTMENT COMPANIES - 41.4%
Limited Purpose Cash Investment Fund, 2.01% (a) (Cost $1,044,540,211)	766,394,439	2,519,563,627	(2,241,215,847)	1,044,742,219	$1,044,846,692	$17,463,961	$86,581	$98,748

(a)	Represents 7-day effective yield as of September 30, 2019.

(g)	The rate shown was the effective yield at the date of purchase.
(h)	All or a portion of the security pledged as collateral for swap contracts.
(i)	All or a portion of the security pledged as collateral for swap and futures contracts.
(j)	Represents less than 0.05% of net assets.
(k)

Security fair valued as of September 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2019 amounted to $(2), which represents approximately (0.00)% of net assets of the fund.

(l)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security.
(3)	Level 3 security.

Total return swap contracts outstanding as of September 30, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

BIST 30 Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/31/2019	TRY	4,851,160	$57,514
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/22/2019	USD	(62,565,000)	2,551,002
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/22/2019	USD	(15,694,600)	626,126
DTOP Index December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	12/19/2019	ZAR	(42,149,320)	157,202
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	12/12/2019	KRW	54,967,075,000	90,179
SGX NIFTY 50 Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	10/31/2019	USD	(9,530,388)	72,527
SGX NIFTY 50 Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/31/2019	USD	(1,869,156)	11,411

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/25/2019	USD	26,274,000	$455,921
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/25/2019	USD	67,542,300	1,579,628
Swiss Market Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MLIN	12/20/2019	CHF	262,811,560	2,070,433
Tel Aviv Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/23/2019	ILS	61,388,240	3,946
WIG20 Index December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	12/20/2019	PLN	(3,144,960)	5,742
MSCI Australia Net Return Index	Decreases in total return of reference entity and pays the BBR plus or minus a specified spread (0.20%)	Increases in total return of reference entity	Monthly	CITI	12/20/2019	AUD	4,425,526	30,967
MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.02%)	Increases in total return of reference entity	Monthly	CITI	12/20/2019	EUR	10,064,358	89,924
MSCI Japan Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (-0.80%)	Increases in total return of reference entity	Monthly	CITI	12/20/2019	JPY	3,739,274,389	43,158
MSCI Mexico Net Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the TIIE plus or minus a specified spread (-0.65%)	Monthly	CITI	12/18/2019	MXN	(3,095,652)	323

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

MSCI Mexico Net Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the TIIE plus or minus a specified spread (-0.65%)	Monthly	CITI	12/18/2019	MXN	(4,995,656)	$2,195
MSCI Poland Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the WIBOR plus or minus a specified spread (-0.90%)	Monthly	CITI	12/18/2019	PLN	(534,558)	874
MSCI Singapore Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the SIBOR plus or minus a specified spread (-0.30%)	Monthly	CITI	12/18/2019	SGD	(1,217,968)	7,372
MSCI South Africa Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the JIBAR plus or minus a specified spread (0.00%)	Monthly	CITI	12/18/2019	ZAR	(1,474,241)	2,307
MSCI South Africa Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the JIBAR plus or minus a specified spread (-0.55%)	Monthly	CITI	12/18/2019	ZAR	(5,794,430)	21,476
MSCI South Africa Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the JIBAR plus or minus a specified spread (0.00%)	Monthly	CITI	12/18/2019	ZAR	(8,767,370)	16,596

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

MSCI South Africa Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the JIBAR plus or minus a specified spread (-0.55%)	Monthly	CITI	12/18/2019	ZAR	(8,957,513)	$17,226
MSCI South Africa Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the JIBAR plus or minus a specified spread (-0.55%)	Monthly	CITI	12/18/2019	ZAR	(326,702,145)	610,252
MSCI Spain Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (0.30%)	Increases in total return of reference entity	Monthly	CITI	12/20/2019	EUR	5,158,774	153,984
MSCI Spain Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (0.10%)	Increases in total return of reference entity	Monthly	CITI	12/20/2019	EUR	5,672,210	186,228
MSCI Spain Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (0.30%)	Increases in total return of reference entity	Monthly	CITI	12/20/2019	EUR	5,905,722	209,980
MSCI Spain Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (0.30%)	Increases in total return of reference entity	Monthly	CITI	12/20/2019	EUR	6,848,540	172,040

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

MSCI Spain Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (0.28%)	Increases in total return of reference entity	Monthly	CITI	12/20/2019	EUR	31,342,256	$922,464
MSCI Switzerland Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.20%)	Increases in total return of reference entity	Monthly	CITI	12/20/2019	CHF	60,914,499	5,251

								10,174,248

Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/22/2019	USD	6,634,800	(511,205)
iBovespa Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	10/16/2019	BRL	(21,027,800)	(54,103)
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/12/2019	KRW	10,691,850,000	(67,161)
MSCI Brazil Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Brazilian Interbank Certificate of Deposit (“CDI”) plus or minus a specified spread (0.00%)	Monthly	CITI	12/18/2019	BRL	(4,220,304)	(9,992)
MSCI France Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the EURIBOR plus or minus a specified spread (-0.25%)	Monthly	CITI	12/18/2019	EUR	(10,885,129)	(208,264)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

MSCI Israel Daily Net Total Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.27%)	Increases in total return of reference entity	Monthly	JPMC	12/20/2019	USD	1,663,834	$(8,485)
MSCI Mexico Net Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the TIIE plus or minus a specified spread (-0.10%)	Monthly	CITI	12/18/2019	MXN	(2,050,134)	(745)
MSCI Mexico Net Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the TIIE plus or minus a specified spread (-0.65%)	Monthly	CITI	12/18/2019	MXN	(2,103,616)	(310)
MSCI Mexico Net Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the TIIE plus or minus a specified spread (0.00%)	Monthly	CITI	12/18/2019	MXN	(5,809,346)	(2,981)
MSCI Mexico Net Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the TIIE plus or minus a specified spread (-0.65%)	Monthly	CITI	12/18/2019	MXN	(28,528,835)	(12,279)
MSCI Netherlands Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the EURIBOR plus or minus a specified spread (-0.10%)	Monthly	CITI	12/18/2019	EUR	(2,769,089)	(8,741)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

MSCI Netherlands Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the EURIBOR plus or minus a specified spread (-0.10%)	Monthly	CITI	12/18/2019	EUR	(3,984,527)	$(8,978)
MSCI Netherlands Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the EURIBOR plus or minus a specified spread (-0.10%)	Monthly	CITI	12/18/2019	EUR	(4,482,954)	(80,798)
MSCI Sweden Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the STIBOR plus or minus a specified spread (-0.35%)	Monthly	CITI	12/18/2019	SEK	(77,439,713)	(236,974)
MSCI Sweden Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the STIBOR plus or minus a specified spread (-0.35%)	Monthly	CITI	12/18/2019	SEK	(82,345,196)	(281,705)
MSCI Sweden Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the STIBOR plus or minus a specified spread (-0.35%)	Monthly	CITI	12/18/2019	SEK	(132,094,941)	(287,298)

								(1,780,019)

								$8,394,229

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Long Contracts
Brent Crude Oil	503	10/2019	USD	$29,802,750	$(2,478,417)
FTSE Bursa Malaysia KLCI Index	285	10/2019	MYR	5,390,972	(8,412)
IBEX 35 Index	1,839	10/2019	EUR	185,057,894	4,827,705
LME Copper Base Metal	22	10/2019	USD	3,138,438	(148,325)
LME Copper Base Metal	26	10/2019	USD	3,707,113	(159,669)
LME Copper Base Metal	103	10/2019	USD	14,712,906	(597,693)
LME Copper Base Metal	135	10/2019	USD	19,245,465	(672,209)
LME Copper Base Metal	172	10/2019	USD	24,556,225	(1,237,707)
MSCI Taiwan Index	221	10/2019	USD	8,996,910	91,141
WTI Crude Oil	168	10/2019	USD	9,083,760	(347,710)
LME Copper Base Metal	31	11/2019	USD	4,431,745	(25,119)
LME Copper Base Metal	36	11/2019	USD	5,144,400	13,667
LME Copper Base Metal	68	11/2019	USD	9,723,150	(22,606)
LME Copper Base Metal	430	11/2019	USD	61,462,265	(661,785)
Soybean	1,268	11/2019	USD	57,440,400	412,011
3 Month Euro Euribor	44	12/2019	EUR	12,044,601	24,640
3 Month Eurodollar	976	12/2019	USD	239,217,600	(172,429)
ASX 90 Day Bank Accepted Bill	1,040	12/2019	AUD	700,324,747	687,702
Australia 10 Year Bond	1,180	12/2019	AUD	117,355,018	1,139,728
Australia 3 Year Bond	28,130	12/2019	AUD	2,196,546,302	7,708,219
EURO STOXX 50 Index	9,906	12/2019	EUR	383,834,934	4,614,357
Euro-Bobl	813	12/2019	EUR	120,203,445	(828,384)
Euro-Bund	9,432	12/2019	EUR	1,791,361,141	(19,729,351)
FTSE 100 Index	1,478	12/2019	GBP	134,178,487	1,255,666
FTSE/MIB Index	1,006	12/2019	EUR	120,975,707	1,578,295
Japan 10 Year Bond	827	12/2019	JPY	1,185,678,983	1,745,382
KOSPI 200 Index	509	12/2019	KRW	29,164,894	161,495
LME Copper Base Metal	5	12/2019	USD	715,375	(13,098)
LME Copper Base Metal	19	12/2019	USD	2,717,950	6,901
LME Copper Base Metal	20	12/2019	USD	2,861,250	(49,787)
LME Copper Base Metal	112	12/2019	USD	16,026,500	(69,199)
S&P/TSX 60 Index	30	12/2019	CAD	4,511,152	(7,773)
SET50 Index	82	12/2019	THB	581,681	(833)
Silver	748	12/2019	USD	63,572,520	(2,455,359)
SPI 200 Index	2,606	12/2019	AUD	293,827,522	640,537
TOPIX Index	971	12/2019	JPY	142,607,908	(1,760,842)
U.S. Treasury 2 Year Note	22,804	12/2019	USD	4,914,262,001	(10,697,164)
U.S. Treasury 5 Year Note	1,152	12/2019	USD	137,259,000	(723,305)
3 Month Euro Euribor	222	3/2020	EUR	60,797,710	71,478
3 Month Eurodollar	3,986	3/2020	USD	979,858,450	278,891
ASX 90 Day Bank Accepted Bill	4,284	3/2020	AUD	2,885,935,166	4,520,383
3 Month Euro Euribor	38	6/2020	EUR	10,409,404	(10,571)
3 Month Eurodollar	4,196	6/2020	USD	1,032,688,050	293,152
ASX 90 Day Bank Accepted Bill	3,462	6/2020	AUD	2,332,478,317	2,107,967
3 Month Eurodollar	3,249	9/2020	USD	800,269,313	(233,782)
ASX 90 Day Bank Accepted Bill	2,761	9/2020	AUD	1,860,325,894	141,736

					(10,790,476)

Short Contracts
Amsterdam Exchange Index	(657)	10/2019	EUR	(83,088,751)	(839,585)
CAC 40 10 Euro Index	(2,350)	10/2019	EUR	(145,384,069)	(1,947,688)
Hang Seng Index	(635)	10/2019	HKD	(105,494,405)	(30,371)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Short Contracts (continued)
HSCEI	(285)	10/2019	HKD	$(18,563,163)	$43,717
LME Copper Base Metal	(22)	10/2019	USD	(3,138,438)	148,848
LME Copper Base Metal	(26)	10/2019	USD	(3,707,113)	177,536
LME Copper Base Metal	(103)	10/2019	USD	(14,712,906)	615,615
LME Copper Base Metal	(135)	10/2019	USD	(19,245,465)	576,524
LME Copper Base Metal	(172)	10/2019	USD	(24,556,225)	1,218,972
MSCI Singapore Index	(366)	10/2019	SGD	(9,513,114)	5,893
Natural Gas	(438)	10/2019	USD	(10,205,400)	977,928
OMXS30 Index	(7,385)	10/2019	SEK	(123,614,099)	229,843
SGX NIFTY 50 Index	(951)	10/2019	USD	(21,945,276)	150,723
LME Copper Base Metal	(31)	11/2019	USD	(4,431,745)	17,048
LME Copper Base Metal	(36)	11/2019	USD	(5,144,400)	(25,938)
LME Copper Base Metal	(68)	11/2019	USD	(9,723,150)	33,968
LME Copper Base Metal	(430)	11/2019	USD	(61,462,265)	803,858
100 oz Gold	(1,052)	12/2019	USD	(154,949,080)	(1,791,265)
3 Month Canadian Bankers Acceptance	(435)	12/2019	CAD	(80,430,756)	109,836
3 Month Sterling	(3,003)	12/2019	GBP	(458,173,056)	(256,293)
Canada 10 Year Bond	(4,458)	12/2019	CAD	(479,836,057)	2,233,497
Copper	(1,035)	12/2019	USD	(66,718,688)	(433,588)
Corn	(1,451)	12/2019	USD	(28,149,400)	(2,306,677)
DAX Index	(470)	12/2019	EUR	(158,946,589)	(575,390)
Euro-Buxl	(339)	12/2019	EUR	(80,364,737)	1,481,177
Euro-Schatz	(11,539)	12/2019	EUR	(1,412,766,872)	3,987,624
FTSE/JSE Top 40 Index	(603)	12/2019	ZAR	(19,637,614)	890,858
LME Copper Base Metal	(5)	12/2019	USD	(715,375)	12,360
LME Copper Base Metal	(19)	12/2019	USD	(2,717,950)	(14,306)
LME Copper Base Metal	(20)	12/2019	USD	(2,861,250)	39,941
LME Copper Base Metal	(127)	12/2019	USD	(18,172,906)	(174,132)
Long Gilt	(7,847)	12/2019	GBP	(1,295,184,907)	(7,854,593)
MEX BOLSA Index	(264)	12/2019	MXN	(5,828,094)	1,211
S&P 500 E-Mini Index	(4,715)	12/2019	USD	(702,181,375)	5,618,028
U.S. Treasury 10 Year Note	(12,576)	12/2019	USD	(1,638,810,000)	6,751,104
U.S. Treasury Long Bond	(954)	12/2019	USD	(154,846,125)	2,173,220
3 Month Canadian Bankers Acceptance	(1,768)	3/2020	CAD	(327,133,713)	375,246
3 Month Sterling	(12,343)	3/2020	GBP	(1,885,185,377)	(3,253,147)
3 Month Canadian Bankers Acceptance	(1,837)	6/2020	CAD	(340,091,463)	418,561
3 Month Sterling	(11,522)	6/2020	GBP	(1,760,676,883)	(2,600,044)
3 Month Canadian Bankers Acceptance	(1,402)	9/2020	CAD	(259,703,608)	312,019
3 Month Euro Euribor	(171)	9/2020	EUR	(46,849,307)	55,782
3 Month Sterling	(9,661)	9/2020	GBP	(1,476,891,397)	(780,999)

					6,576,921

					$(4,213,555)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Forward foreign currency contracts outstanding as of September 30, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)

AUD	9,175,997	USD	6,169,933	CITI	12/18/2019	$38,788
AUD	9,175,998	USD	6,169,941	JPMC	12/18/2019	38,780
CAD	101,699,406	USD	76,560,232	CITI	12/18/2019	304,095
CAD	101,699,389	USD	76,560,314	JPMC	12/18/2019	303,996
CNY	8,223,000	USD	1,143,223	CITI**	12/18/2019	6,121
CNY	8,223,002	USD	1,143,225	JPMC**	12/18/2019	6,120
GBP	60,474,140	USD	74,103,683	CITI	12/18/2019	494,108
GBP	60,474,140	USD	74,103,776	JPMC	12/18/2019	494,014
HKD	163,833,500	USD	20,903,341	CITI	12/18/2019	15,836
HKD	163,833,500	USD	20,903,367	JPMC	12/18/2019	15,811
ILS	13,750,000	USD	3,921,963	CITI	12/18/2019	50,290
ILS	13,750,000	USD	3,921,968	JPMC	12/18/2019	50,284
INR	1,740,124,342	USD	23,866,012	CITI**	12/18/2019	525,337
INR	1,740,124,348	USD	23,866,042	JPMC**	12/18/2019	525,306
JPY	4,985,025,000	USD	46,366,892	CITI	12/18/2019	5,500
JPY	4,985,025,000	USD	46,366,950	JPMC	12/18/2019	5,442
KRW	4,800,000,000	USD	3,986,410	CITI**	12/18/2019	25,228
KRW	4,800,000,000	USD	3,986,444	JPMC**	12/18/2019	25,195
MXN	1,690,445,632	USD	83,482,462	CITI	12/18/2019	1,116,762
MXN	1,690,445,634	USD	83,482,567	JPMC	12/18/2019	1,116,656
SGD	21,177,751	USD	15,257,238	CITI	12/18/2019	79,199
SGD	21,177,750	USD	15,257,257	JPMC	12/18/2019	79,180
THB	10,751,000	USD	351,338	CITI	12/18/2019	712
THB	10,751,000	USD	351,339	JPMC	12/18/2019	712
TWD	140,000,000	USD	4,511,088	CITI**	12/18/2019	26,698
TWD	140,000,000	USD	4,511,094	JPMC**	12/18/2019	26,693
USD	12,011,938	BRL	49,322,803	CITI**	12/18/2019	197,368
USD	12,011,922	BRL	49,322,801	JPMC**	12/18/2019	197,354
USD	29,326,990	CAD	38,724,078	CITI	12/18/2019	59,364
USD	29,326,947	CAD	38,724,070	JPMC	12/18/2019	59,328
USD	250,409,244	CHF	245,232,166	CITI	12/18/2019	2,969,129
USD	250,408,930	CHF	245,232,165	JPMC	12/18/2019	2,968,816
USD	16,751,864	CNY	119,690,499	CITI**	12/18/2019	22,499
USD	16,751,843	CNY	119,690,499	JPMC**	12/18/2019	22,478
USD	807,931	DKK	5,386,212	CITI	12/18/2019	16,491
USD	807,930	DKK	5,386,211	JPMC	12/18/2019	16,490
USD	174,347,048	EUR	156,508,688	CITI	12/18/2019	2,719,966
USD	174,346,931	EUR	156,508,684	JPMC	12/18/2019	2,719,853
USD	39,108,700	GBP	31,582,500	CITI	12/18/2019	150,151
USD	39,108,651	GBP	31,582,500	JPMC	12/18/2019	150,103
USD	21,807,278	HKD	170,621,750	CITI	12/18/2019	21,338
USD	21,807,251	HKD	170,621,750	JPMC	12/18/2019	21,314
USD	14,828,891	HUF	4,369,500,000	CITI	12/18/2019	537,074
USD	14,828,872	HUF	4,369,500,000	JPMC	12/18/2019	537,055
USD	30,989,695	KRW	36,950,915,962	CITI**	12/18/2019	107,673
USD	30,989,657	KRW	36,950,915,964	JPMC**	12/18/2019	107,633
USD	10,588,325	MXN	211,303,466	CITI	12/18/2019	13,535
USD	10,588,311	MXN	211,303,466	JPMC	12/18/2019	13,521
USD	99,185,624	NOK	891,015,963	CITI	12/18/2019	1,123,227
USD	99,185,498	NOK	891,015,952	JPMC	12/18/2019	1,123,103
USD	7,091,138	NZD	11,109,000	CITI	12/18/2019	122,239
USD	7,091,129	NZD	11,109,000	JPMC	12/18/2019	122,230
USD	11,964,947	PLN	47,060,990	CITI	12/18/2019	215,780
USD	11,964,936	PLN	47,061,006	JPMC	12/18/2019	215,765

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Forward foreign currency contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)

USD	13,394,690	SEK	128,734,910	CITI	12/18/2019	$246,375
USD	13,394,672	SEK	128,734,905	JPMC	12/18/2019	246,358
USD	530,684	SGD	731,000	CITI	12/18/2019	1,311
USD	530,683	SGD	731,000	JPMC	12/18/2019	1,310
USD	359,303	THB	10,971,000	CITI	12/18/2019	49
USD	359,303	THB	10,971,000	JPMC	12/18/2019	48
ZAR	254,000,000	USD	16,398,621	CITI	12/18/2019	203,166
ZAR	254,000,000	USD	16,398,642	JPMC	12/18/2019	203,145

Total unrealized appreciation						22,829,502

AUD	126,128,997	USD	86,065,486	CITI	12/18/2019	(723,292)
AUD	126,128,997	USD	86,065,594	JPMC	12/18/2019	(723,396)
BRL	84,995,286	USD	20,828,678	CITI**	12/18/2019	(469,278)
BRL	84,995,284	USD	20,828,703	JPMC**	12/18/2019	(469,303)
CAD	59,854,782	USD	45,441,077	CITI	12/18/2019	(202,883)
CAD	59,854,773	USD	45,441,127	JPMC	12/18/2019	(202,942)
CHF	6,445,996	USD	6,582,337	CITI	12/18/2019	(78,304)
CHF	6,446,004	USD	6,582,353	JPMC	12/18/2019	(78,313)
CNY	212,619,000	USD	29,931,363	CITI**	12/18/2019	(213,207)
CNY	212,618,996	USD	29,931,400	JPMC**	12/18/2019	(213,246)
EUR	31,874,006	USD	35,479,754	CITI	12/18/2019	(526,789)
EUR	31,873,994	USD	35,479,785	JPMC	12/18/2019	(526,831)
GBP	62,967,984	USD	78,299,953	CITI	12/18/2019	(625,884)
GBP	62,967,985	USD	78,300,052	JPMC	12/18/2019	(625,983)
HKD	7,985,000	USD	1,020,071	CITI	12/18/2019	(501)
HKD	7,985,000	USD	1,020,072	JPMC	12/18/2019	(503)
JPY	11,615,407,678	USD	110,031,443	CITI	12/18/2019	(1,980,988)
JPY	11,615,407,678	USD	110,031,580	JPMC	12/18/2019	(1,981,118)
KRW	4,464,439,994	USD	3,759,868	CITI**	12/18/2019	(28,676)
KRW	4,464,440,006	USD	3,759,873	JPMC**	12/18/2019	(28,681)
MXN	743,248,034	USD	37,399,273	CITI	12/18/2019	(203,039)
MXN	743,248,041	USD	37,399,320	JPMC	12/18/2019	(203,090)
NOK	143,622,255	USD	15,973,221	CITI	12/18/2019	(166,610)
NOK	143,622,262	USD	15,973,241	JPMC	12/18/2019	(166,630)
NZD	109,534,928	USD	70,032,006	CITI	12/18/2019	(1,318,547)
NZD	109,534,929	USD	70,032,094	JPMC	12/18/2019	(1,318,631)
PLN	80,060,992	USD	20,343,604	CITI	12/18/2019	(355,712)
PLN	80,061,008	USD	20,343,634	JPMC	12/18/2019	(355,737)
SEK	23,529,775	USD	2,448,030	CITI	12/18/2019	(44,821)
SEK	23,529,772	USD	2,448,033	JPMC	12/18/2019	(44,825)
SGD	9,000	USD	6,527	CITI	12/18/2019	(9)
SGD	9,000	USD	6,527	JPMC	12/18/2019	(9)
THB	11,700,000	USD	384,603	CITI	12/18/2019	(1,477)
THB	11,700,000	USD	384,603	JPMC	12/18/2019	(1,477)
USD	17,067,296	BRL	71,500,000	CITI**	12/18/2019	(59,503)
USD	17,067,274	BRL	71,500,000	JPMC**	12/18/2019	(59,525)
USD	23,307,353	CAD	30,893,926	CITI	12/18/2019	(42,249)
USD	23,307,324	CAD	30,893,926	JPMC	12/18/2019	(42,279)
USD	4,906,124	CNY	35,231,001	CITI**	12/18/2019	(18,178)
USD	4,906,118	CNY	35,230,999	JPMC**	12/18/2019	(18,184)
USD	11,712,901	GBP	9,552,500	CITI	12/18/2019	(70,572)
USD	11,712,886	GBP	9,552,500	JPMC	12/18/2019	(70,587)
USD	9,379,054	HKD	73,506,750	CITI	12/18/2019	(6,699)
USD	9,379,043	HKD	73,506,750	JPMC	12/18/2019	(6,714)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Forward foreign currency contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)

USD	51,844,537	ILS	181,485,547	CITI	12/18/2019	$(585,017)
USD	51,844,471	ILS	181,485,544	JPMC	12/18/2019	(585,082)
USD	91,583,345	KRW	110,553,358,520	CITI**	12/18/2019	(812,510)
USD	91,583,231	KRW	110,553,358,514	JPMC**	12/18/2019	(812,623)
USD	65,426	MXN	1,323,032	CITI	12/18/2019	(787)
USD	65,426	MXN	1,323,036	JPMC	12/18/2019	(787)
USD	1,577,159	SGD	2,185,000	CITI	12/18/2019	(5,168)
USD	1,577,157	SGD	2,185,000	JPMC	12/18/2019	(5,170)
USD	373,779	THB	11,480,000	CITI	12/18/2019	(2,143)
USD	373,779	THB	11,480,000	JPMC	12/18/2019	(2,143)
USD	22,297,630	TWD	694,631,840	CITI**	12/18/2019	(217,304)
USD	22,297,611	TWD	694,631,844	JPMC**	12/18/2019	(217,324)
USD	1,706,774	ZAR	26,438,999	CITI	12/18/2019	(21,315)
USD	1,706,772	ZAR	26,439,001	JPMC	12/18/2019	(21,317)
ZAR	223,438,999	USD	14,942,855	CITI	12/18/2019	(338,576)
ZAR	223,439,001	USD	14,942,874	JPMC	12/18/2019	(338,596)

Total unrealized depreciation						(18,241,084)

Net unrealized appreciation						$4,588,418

**	Non-deliverable forward.

Total Return Basket Swaps Outstanding at September 30, 2019

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the BBR or Australian Overnight Indexed Swap Rate (“AOISR”) plus or minus a specified spread (-0.10% to 0.04%), which is denominated in AUD based on the local currencies of the positions within the swap.	1-61 months maturity ranging from 10/02/2019 - 09/10/2024	$150,431,333	$(5,972,136)	$598,907	$(5,373,229)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Australia
AGL Energy Ltd.	928,589	$12,013,117	$(856,233)	15.9%
Alumina Ltd.	1,195,108	1,914,719	609	(0.0)
Aurizon Holdings Ltd.	557,596	2,222,772	264,185	(4.9)
BlueScope Steel Ltd.	637,715	5,179,762	(64,263)	1.2
CIMIC Group Ltd.	23,163	492,169	(230,260)	4.3
Flight Centre Travel Group Ltd.	15,656	502,860	(230,232)	4.3
Fortescue Metals Group Ltd.	2,318,950	13,802,889	1,312,345	(24.4)
Harvey Norman Holdings Ltd.	1,360,361	4,161,612	697,936	(13.0)
Iluka Resources Ltd.	390,670	2,110,076	(132,697)	2.5
Newcrest Mining Ltd.	400,606	9,244,247	3,513,267	(65.4)
South32 Ltd.	3,892,424	6,865,035	(2,008,980)	37.4
Telstra Corp. Ltd.	4,142,041	9,818,560	553,757	(10.3)
Wesfarmers Ltd.	92,325	2,480,573	239,529	(4.5)
Woodside Petroleum Ltd.	158,584	3,464,606	274,967	(5.1)

Short Positions

Common Stock

Australia
AMP Ltd.	(3,848,862)	(4,747,021)	1,049,927	(19.5)
APA Group	(478,026)	(3,702,249)	(950,368)	17.7
Caltex Australia Ltd.	(65,241)	(1,159,238)	(37,794)	0.7
Challenger Ltd.	(1,540,434)	(7,671,522)	1,103,292	(20.5)
Commonwealth Bank of Australia	(9,776)	(533,275)	9,407	(0.2)
CSL Ltd.	(3,579)	(565,882)	12,436	(0.2)
Domino’s Pizza Enterprises Ltd.	(11,726)	(367,596)	(34,274)	0.6
Insurance Australia Group Ltd.	(180,902)	(965,286)	34,382	(0.6)
Lendlease Group	(571,898)	(6,783,207)	(1,494,144)	27.8
Medibank Pvt Ltd.	(2,360,510)	(5,420,958)	(833,156)	15.5
National Australia Bank Ltd.	(22,700)	(455,140)	(45,777)	0.9
Oil Search Ltd.	(277,792)	(1,371,387)	(7,731)	0.1
Origin Energy Ltd.	(1,076,988)	(5,800,790)	(591,504)	11.0
Qantas Airways Ltd.	(245,377)	(1,042,773)	(155,905)	2.9
QBE Insurance Group Ltd.	(889,277)	(7,543,205)	(1,490,219)	27.7
Ramsay Health Care Ltd.	(39,937)	(1,749,642)	63,477	(1.2)
REA Group Ltd.	(9,073)	(663,302)	(58,551)	1.1
SEEK Ltd.	(351,048)	(5,092,085)	(800,056)	14.9
Suncorp Group Ltd.	(40,549)	(373,581)	13,740	(0.3)
Transurban Group	(40,100)	(398,091)	12,712	(0.2)
Treasury Wine Estates Ltd.	(303,301)	(3,806,994)	(708,104)	13.2
Westpac Banking Corp.	(36,463)	(728,262)	(32,980)	0.6
WorleyParsons Ltd.	(64,375)	(564,750)	3,060	(0.1)

United States
James Hardie Industries plc	(872,265)	(14,652,100)	(4,367,936)	81.3

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HIBOR or HONIX plus or minus a specified spread (-0.25% to 0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	61 months maturity ranging from 04/19/2023 - 09/10/2024	$137,146,136	$(9,047,371)	$(126,922)	$(9,174,293)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Hong Kong
CK Asset Holdings Ltd.	361,500	$2,449,196	$(257,716)	2.8%
CK Hutchison Holdings Ltd.	1,506,500	13,299,579	(2,529,776)	27.6
CLP Holdings Ltd.	895,000	9,407,246	(189,044)	2.1
Henderson Land Development Co. Ltd.	2,436,580	11,349,155	(1,568,512)	17.1
Hong Kong & China Gas Co. Ltd.	1,096,600	2,137,415	217,525	(2.4)
Li & Fung Ltd.	5,760,000	654,859	(1,185,558)	12.9
Lifestyle International Holdings Ltd.	54,500	56,786	(49,598)	0.5
Melco International Development Ltd.	597,000	1,418,259	(495,680)	5.4
New World Development Co. Ltd.	6,498,000	8,438,696	(1,449,731)	15.8
NWS Holdings Ltd.	874,000	1,353,711	(324,147)	3.5
Sun Hung Kai Properties Ltd.	230,500	3,312,456	(121,619)	1.3
Swire Properties Ltd.	117,800	369,704	(116,132)	1.3
WH Group Ltd.	12,584,500	11,270,150	(710,182)	7.7
Yue Yuen Industrial Holdings Ltd.	1,443,500	3,943,761	(309,600)	3.4
Macau
Sands China Ltd.	122,400	553,086	(17,716)	0.2
Wynn Macau Ltd.	277,600	540,951	(31,228)	0.3

Short Positions

Common Stock

China
Minth Group Ltd.	(1,628,000)	(5,517,973)	250,393	(2.7)

Hong Kong
AIA Group Ltd.	(2,853,000)	(26,906,785)	(883,964)	9.6
ASM Pacific Technology Ltd.	(701,800)	(8,562,951)	(766,830)	8.4
Hang Lung Properties Ltd.	(343,000)	(778,435)	13,716	(0.1)
Hang Seng Bank Ltd.	(20,200)	(435,261)	(1,049)	0.0
HK Electric Investments & HK Electric Investments Ltd.	(2,208,500)	(2,104,743)	83,758	(0.9)
HKT Trust & HKT Ltd.	(346,000)	(548,867)	1,079	(0.0)
Power Assets Holdings Ltd.	(1,046,000)	(7,021,632)	254,819	(2.8)
Techtronic Industries Co. Ltd.	(645,500)	(4,492,805)	(640,686)	7.0
Vitasoy International Holdings Ltd.	(202,000)	(818,795)	199,016	(2.2)
Wharf Holdings Ltd. (The)	(1,340,000)	(2,922,751)	596,180	(6.5)
Wharf Real Estate Investment Co. Ltd.	(580,000)	(3,167,678)	636,363	(6.9)

Macau
MGM China Holdings Ltd.	(1,956,000)	(3,045,517)	262,242	(2.9)

United States
Samsonite International SA	(126,000)	(266,933)	86,306	(0.9)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Tokyo Overnight Average Rate (“TONAR”) or LIBOR plus or minus a specified spread (-1.55% to 0.03%), which is denominated in JPY based on the local currencies of the positions within the swap.	60-61 months maturity ranging from 04/20/2023 - 09/20/2024	$1,263,120,110	$(58,348,407)	$1,979,210	$(56,369,197)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Japan
AGC, Inc.	298,200	$9,292,608	$(1,547,006)	2.7%
Central Japan Railway Co.	53,700	11,073,452	778,142	(1.4)
Fujitsu Ltd.	98,300	7,900,397	1,428,667	(2.5)
Haseko Corp.	852,400	9,968,999	(2,555,821)	4.5
Hitachi Ltd.	236,000	8,838,250	524,396	(0.9)
ITOCHU Corp.	1,382,800	28,642,801	2,117,086	(3.8)
JXTG Holdings, Inc.	3,738,900	17,090,310	(6,268,223)	11.1
KDDI Corp.	618,900	16,148,800	488,759	(0.9)
Marubeni Corp.	3,508,100	23,395,409	(2,311,450)	4.1
Mazda Motor Corp.	1,152,900	10,333,811	(4,420,538)	7.8
Mitsubishi Corp.	536,800	13,217,581	(1,737,498)	3.1
Mitsui & Co. Ltd.	778,300	12,784,680	(741,473)	1.3
Nippon Telegraph & Telephone Corp.	630,600	30,170,245	1,873,415	(3.3)
Obayashi Corp.	1,136,500	11,366,059	(581,803)	1.0
ORIX Corp.	616,800	9,226,711	354,277	(0.6)
Resona Holdings, Inc.	2,707,700	11,651,620	(1,451,847)	2.6
Showa Denko KK	449,100	11,851,161	(1,492,054)	2.6
Sojitz Corp.	5,639,000	17,542,238	(1,734,934)	3.1
Sumitomo Corp.	758,300	11,871,537	(744,235)	1.3
Tokyo Electric Power Co. Holdings, Inc.	6,732,600	33,020,412	(2,495,343)	4.4
Tokyo Gas Co. Ltd.	635,400	16,071,125	(124,652)	0.2
Tosoh Corp.	648,200	8,635,222	(1,945,280)	3.5
West Japan Railway Co.	102,300	8,655,717	1,529,088	(2.7)

Short Positions

Common Stock

Japan
Aeon Co. Ltd.	(748,100)	(13,744,667)	331,016	(0.6)
Asics Corp.	(770,500)	(13,214,295)	(821,467)	1.5

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Japan (continued)
Calbee, Inc.	(258,700)	$(8,069,662)	$712,901	(1.3	) %
CyberAgent, Inc.	(480,800)	(18,533,519)	3,208,629	(5.7)
Daifuku Co. Ltd.	(226,700)	(11,794,313)	86,967	(0.2)
Daikin Industries Ltd.	(104,600)	(13,795,605)	(1,176,471)	2.1
Fast Retailing Co. Ltd.	(16,100)	(9,604,447)	(2,549,702)	4.5
Isetan Mitsukoshi Holdings Ltd.	(1,125,500)	(9,013,336)	2,637,734	(4.7)
JGC Holdings Corp.	(657,400)	(8,675,936)	2,953,700	(5.2)
Kansai Paint Co. Ltd.	(408,700)	(9,553,222)	(582,349)	1.0
Kikkoman Corp.	(277,000)	(13,288,967)	(2,023,031)	3.6
LIXIL Group Corp.	(938,600)	(16,582,405)	(3,720,278)	6.6
Marui Group Co. Ltd.	(537,400)	(11,386,091)	(248,197)	0.4
MonotaRO Co. Ltd.	(548,600)	(14,471,064)	(1,544,038)	2.7
Nidec Corp.	(212,500)	(28,777,069)	3,602,096	(6.4)
Nippon Paint Holdings Co. Ltd.	(311,300)	(16,281,782)	(4,284,445)	7.6
Nomura Holdings, Inc.	(4,182,700)	(17,779,999)	(3,370,412)	6.0
Park24 Co. Ltd.	(340,700)	(7,914,813)	(638,878)	1.1
Pigeon Corp.	(279,600)	(11,577,364)	1,246,229	(2.2)
Ryohin Keikaku Co. Ltd.	(546,000)	(10,235,670)	157,990	(0.3)
Shimano, Inc.	(58,100)	(8,779,140)	(988,041)	1.8
Sony Financial Holdings, Inc.	(412,400)	(8,979,610)	(1,460,066)	2.6
Takeda Pharmaceutical Co. Ltd.	(384,900)	(13,208,106)	784,801	(1.4)
TOTO Ltd.	(459,500)	(17,304,924)	1,769,249	(3.1)
Tsuruha Holdings, Inc.	(105,100)	(11,477,298)	(1,622,988)	2.9
Yaskawa Electric Corp.	(495,400)	(18,387,856)	2,644,039	(4.7)
ZOZO, Inc.	(456,600)	(10,576,705)	(1,796,639)	3.2

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-0.11% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	43-61 months maturity ranging from 04/19/2023 - 09/20/2024	$2,511,970,213	$(9,334,227)	$(2,403,058)	$(11,737,285)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

United States
Amgen, Inc.	69,890	$13,524,414	$(566,317)	4.8%
Arrow Electronics, Inc.	251,061	18,724,129	(602,659)	5.1
Assured Guaranty Ltd.	498,997	22,185,407	3,554,669	(30.3)
AT&T, Inc.	543,948	20,582,992	1,456,796	(12.4)
Athene Holding Ltd.	467,137	19,647,782	(1,773,414)	15.1
Biogen, Inc.	100,827	23,474,542	(5,008,986)	42.7
Boston Beer Co., Inc. (The)	44,110	16,059,569	6,005,371	(51.2)
Charles River Laboratories International, Inc.	262,124	34,697,354	4,118,920	(35.1)
Cisco Systems, Inc.	342,302	16,913,142	(2,252,616)	19.2
Consolidated Edison, Inc.	219,583	20,744,006	4,037,503	(34.4)
Deckers Outdoor Corp.	95,275	14,039,724	3,571,717	(30.4)
Estee Lauder Cos., Inc. (The)	83,745	16,661,068	4,640,209	(39.5)
Everest Re Group Ltd.	74,076	19,710,883	1,382,258	(11.8)
Exelon Corp.	506,886	24,487,663	4,378,535	(37.3)
Jabil, Inc.	474,129	16,959,594	3,010,719	(25.7)
Kroger Co. (The)	574,168	14,802,051	(1,533,023)	13.1
Pfizer, Inc.	383,367	13,774,376	(3,366,894)	28.7
Procter & Gamble Co. (The)	164,413	20,449,689	2,238,454	(19.1)
PulteGroup, Inc.	661,211	24,167,262	5,291,028	(45.1)
Reinsurance Group of America, Inc.	113,214	18,100,654	770,987	(6.6)
Robert Half International, Inc.	277,532	15,447,431	(1,787,072)	15.2
Skechers U.S.A., Inc.	366,594	13,692,286	1,195,068	(10.2)
Synchrony Financial	427,776	14,582,884	668,275	(5.7)
Tech Data Corp.	219,567	22,887,664	4,755,655	(40.5)
Thermo Fisher Scientific, Inc.	53,988	15,725,085	1,747,695	(14.9)
Tyson Foods, Inc.	203,720	17,548,441	2,992,647	(25.5)
Verizon Communications, Inc.	401,644	24,243,232	1,633,184	(13.9)

Short Positions

Common Stock

Panama
Copa Holdings SA	(222,216)	(21,943,830)	(2,859,900)	24.4

United States
Alnylam Pharmaceuticals, Inc.	(239,574)	(19,266,541)	2,123,196	(18.1)
American International Group, Inc.	(241,581)	(13,456,062)	(1,437,400)	12.2
Aptiv plc	(201,127)	(17,582,522)	(1,056,402)	9.0
Axalta Coating Systems Ltd.	(451,037)	(13,598,766)	1,037,385	(8.8)
Cboe Global Markets, Inc.	(120,764)	(13,876,991)	(1,074,275)	9.2
Charter Communications, Inc.	(42,649)	(17,576,506)	(4,207,166)	35.8
FedEx Corp.	(163,945)	(23,865,474)	4,174,511	(35.6)
FirstEnergy Corp.	(420,215)	(20,266,969)	(5,521,373)	47.0
Freeport-McMoRan, Inc.	(1,645,234)	(15,744,889)	4,649,056	(39.6)
Illumina, Inc.	(72,692)	(22,114,360)	(1,747,933)	14.9
Liberty Broadband Corp.	(163,272)	(17,089,680)	(4,112,621)	35.0
Martin Marietta Materials, Inc.	(66,948)	(18,350,447)	(7,125,430)	60.7
Newell Brands, Inc.	(960,791)	(17,986,008)	(3,597,586)	30.7
Pure Storage, Inc.	(1,358,261)	(23,008,941)	1,514,101	(12.9)
Sealed Air Corp.	(722,217)	(29,979,228)	1,526,577	(13.0)
Stericycle, Inc.	(288,951)	(14,716,274)	1,383,462	(11.8)
Tesla, Inc.	(104,746)	(25,230,169)	(1,777,621)	15.1
United Parcel Service, Inc.	(188,821)	(22,624,532)	(3,722,896)	31.7
Visteon Corp.	(199,875)	(16,497,682)	(2,804,167)	23.9
Vulcan Materials Co.	(149,848)	(22,663,012)	(5,400,819)	46.0
XPO Logistics, Inc.	(248,114)	(17,757,519)	(3,592,440)	30.6
Zayo Group Holdings, Inc.	(820,659)	(27,820,340)	2,420	(0.0)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-1.20% to 0.30%), which is denominated in GBP based on the local currencies of the positions within the swap.	16-39 months maturity 01/14/2021	$386,759,829	$(16,769,402)	$(205,550)	$(16,974,952)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Australia
BHP Group plc	130,755	$2,792,835	$(75,451)	0.4%
Rio Tinto plc	84,735	4,404,746	53,271	(0.3)

Russia
Evraz plc	1,049,432	6,040,083	(1,015,724)	6.0

South Africa
Anglo American plc	180,179	4,140,872	107,313	(0.6)

United Kingdom
Auto Trader Group plc	411,513	2,579,226	(368,093)	2.2
Babcock International Group plc	688,711	4,723,409	715,233	(4.2)
Barratt Developments plc	2,018,157	16,065,836	1,270,693	(7.5)
Bellway plc	245,417	10,089,129	(315,304)	1.9
Berkeley Group Holdings plc	296,195	15,207,972	1,809,704	(10.7)
Britvic plc	244,860	2,958,435	373,384	(2.2)
BT Group plc	6,059,964	13,292,016	(3,720,271)	21.9
Close Brothers Group plc	176,525	3,056,061	151,699	(0.9)
Greene King plc	399,391	4,157,305	1,557,677	(9.2)
Hays plc	1,546,763	2,867,499	(370,682)	2.2
Inmarsat plc	473,944	3,409,807	235,382	(1.4)
Marks & Spencer Group plc	1,122,355	2,542,102	(729,428)	4.3
Micro Focus International plc	212,312	2,983,450	(2,017,809)	11.9
National Grid plc	1,504,775	16,292,663	1,102,489	(6.5)
Next plc	35,933	2,731,463	250,578	(1.5)
Pennon Group plc	504,415	5,124,747	527,608	(3.1)
Persimmon plc	390,224	10,407,344	(2,162,144)	12.7
Royal Mail plc	2,141,922	5,561,387	(4,146,179)	24.4
Taylor Wimpey plc	5,575,166	11,066,322	(1,443,231)	8.5
United Utilities Group plc	1,359,272	13,797,314	437,584	(2.6)
William Hill plc	1,136,701	2,621,854	(1,687,840)	9.9

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock

Chile
Antofagasta plc	(409,432)	$(4,519,949)	$(469,361)	2.8%

Netherlands
Royal Dutch Shell plc	(146,076)	(4,284,111)	151,682	(0.9)

South Africa
Old Mutual Ltd.	(4,294,121)	(5,487,461)	2,265,517	(13.3)

United Arab Emirates
NMC Health plc	(390,474)	(13,014,168)	(658,289)	3.9

United Kingdom
B&M European Value Retail SA	(844,708)	(3,938,615)	(151,116)	0.9
BBA Aviation plc	(707,146)	(2,713,276)	(271,365)	1.6
BP plc	(1,549,136)	(9,807,215)	104,123	(0.6)
British American Tobacco plc	(116,549)	(4,304,185)	2,057,870	(12.1)
Bunzl plc	(113,086)	(2,956,003)	(5,841)	0.0
Burberry Group plc	(117,199)	(3,130,577)	(219,989)	1.3
Capita plc	(3,502,470)	(6,238,177)	(884,127)	5.2
easyJet plc	(533,948)	(7,535,994)	(1,474,766)	8.7
Hargreaves Lansdown plc	(271,200)	(6,924,293)	(382,896)	2.3
Hiscox Ltd.	(199,756)	(4,076,352)	(208,172)	1.2
Melrose Industries plc	(7,485,552)	(18,545,336)	(2,165,069)	12.8
Mondi plc	(484,171)	(9,270,620)	544,388	(3.2)
Prudential plc	(585,431)	(10,608,733)	1,252,783	(7.4)
Reckitt Benckiser Group plc	(44,163)	(3,448,221)	(74,838)	0.4
Rentokil Initial plc	(700,405)	(4,026,934)	(987,720)	5.8
Rolls-Royce Holdings plc	(502,717)	(4,884,825)	320,602	(1.9)
RSA Insurance Group plc	(879,245)	(5,768,818)	337,322	(2.0)
Standard Chartered plc	(818,144)	(6,867,441)	258,143	(1.5)
Standard Life Aberdeen plc	(1,563,233)	(5,490,261)	(152,439)	0.9
Tesco plc	(1,582,309)	(4,678,053)	(332,239)	2.0
Weir Group plc (The)	(186,747)	(3,271,380)	456,261	(2.7)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the SARON plus or minus a specified spread (-1.25% to 0.35%), which is denominated in CHF based on the local currencies of the positions within the swap.	8-27 months maturity 05/18/2020	$135,910,636	$10,452,748	$454,529	$10,907,277

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Switzerland
Adecco Group AG (Registered)	35,927	$1,988,121	$5,885	0.1%
Flughafen Zurich AG (Registered)	3,093	572,514	(2,138)	(0.0)
Georg Fischer AG (Registered)	686	594,668	(16,254)	(0.1)
Helvetia Holding AG (Registered)	20,801	2,870,884	564,992	5.2
Nestle SA (Registered)	69,571	7,545,291	755,423	6.9
Novartis AG (Registered)	119,443	10,366,099	340,515	3.1
Roche Holding AG	77,199	22,477,624	2,494,961	22.9
Sonova Holding AG (Registered)	11,576	2,693,513	692,829	6.4
Swiss Life Holding AG (Registered)	38,199	18,262,954	4,484,417	41.1
Swisscom AG (Registered)	4,731	2,334,146	9,418	0.1
Zurich Insurance Group AG	22,724	8,703,473	1,428,186	13.1

Short Positions

Common Stock

Switzerland
ABB Ltd. (Registered)	(298,777)	(5,875,712)	(196,787)	(1.8)
Alcon, Inc.	(17,108)	(997,908)	(10,137)	(0.1)
Cie Financiere Richemont SA (Registered)	(5,167)	(378,667)	47,557	0.4
Credit Suisse Group AG (Registered)	(467,546)	(5,719,544)	912,467	8.4
dormakaba Holding AG	(796)	(513,380)	48,790	0.4
Dufry AG (Registered)	(35,249)	(2,948,633)	23,843	0.2
EMS-Chemie Holding AG (Registered)	(1,901)	(1,184,507)	(43,804)	(0.4)
Idorsia Ltd.	(275,726)	(6,783,154)	(872,226)	(8.0)
Julius Baer Group Ltd.	(142,777)	(6,323,724)	(303,886)	(2.8)
Kuehne + Nagel International AG (Registered)	(13,734)	(2,020,994)	(135,497)	(1.2)
Lonza Group AG (Registered)	(7,580)	(2,565,155)	126,362	1.2
OC Oerlikon Corp. AG (Registered)	(286,243)	(2,873,557)	1,357,210	12.4
Partners Group Holding AG	(7,710)	(5,920,944)	(160,846)	(1.5)
Sika AG (Registered)	(14,711)	(2,152,394)	82,230	0.8
Straumann Holding AG (Registered)	(704)	(575,836)	456	0.0
Sunrise Communications Group AG	(4,954)	(385,482)	(20,409)	(0.2)
Swatch Group AG (The)	(6,578)	(1,746,468)	33,889	0.3
Swiss Re AG	(16,239)	(1,694,439)	(85,234)	(0.8)
Vifor Pharma AG	(42,801)	(6,840,851)	(1,109,464)	(10.2)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the CIBOR plus or minus a specified spread (-0.35% to 0.35%), which is denominated in DKK based on the local currencies of the positions within the swap.	6-24 months maturity 02/18/2020	$73,175,405	$(5,525,573)	$20,396	$(5,505,177)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Denmark
Carlsberg A/S	40,416	$5,972,598	$932,072	(16.9)%
Coloplast A/S	4,968	597,729	162,985	(3.0)
GN Store Nord A/S	59,410	2,408,273	347,347	(6.3)
H Lundbeck A/S	106,647	3,535,630	(1,139,188)	20.7
ISS A/S	55,674	1,376,448	(267,003)	4.9
Jyske Bank A/S (Registered)	13,752	444,074	(126,768)	2.3
Novo Nordisk A/S	79,756	4,121,486	503,606	(9.1)
Orsted A/S	60,323	5,607,545	1,888,489	(34.3)
Pandora A/S	117,838	4,728,925	(1,638,064)	29.8
Rockwool International A/S	23,520	4,702,819	(2,531,033)	46.0
Vestas Wind Systems A/S	37,767	2,929,886	(184,958)	3.4

Short Positions

Common Stock

Denmark
AP Moller - Maersk A/S	(15,562)	(17,591,801)	(45,551)	0.8
Chr Hansen Holding A/S	(10,424)	(883,056)	(20,565)	0.4
FLSmidth & Co. A/S	(50,826)	(2,211,004)	197,520	(3.6)
Genmab A/S	(76,383)	(15,519,776)	(3,655,634)	66.4
Novozymes A/S	(12,942)	(544,355)	51,172	(0.9)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA plus or minus a specified spread (-7.25% to 0.35%), which is denominated in EUR based on the local currencies of the positions within the swap.	2-24 months maturity 11/12/2019	$951,307,054	$(28,113,359)	$407,605	$(27,705,754)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Belgium
Ageas	371,831	$20,612,495	$2,872,207	(10.4)%
KBC Group NV	121,169	7,870,090	(1,386,249)	5.0

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Finland
Neste OYJ	520,769	$17,229,452	$6,430,255	(23.2	) %

France
Air France-KLM	1,089,119	11,396,339	969,231	(3.5)
AXA SA	345,675	8,826,392	771,316	(2.8)
Electricite de France SA	950,034	10,627,528	(2,852,355)	10.3
Engie SA	2,126,775	34,713,574	2,993,032	(10.8)
Orange SA	465,106	7,279,813	370,585	(1.3)
Peugeot SA	1,206,802	30,120,257	2,840,780	(10.3)
Renault SA	177,698	10,198,640	(5,314,997)	19.2
Suez	406,214	6,384,299	878,073	(3.2)
TOTAL SA	291,014	15,152,148	(1,097,454)	4.0

Germany
Allianz SE (Registered)	76,437	17,792,390	1,687,948	(6.1)
Deutsche Lufthansa AG (Registered)	1,160,741	18,426,947	(15,958,305)	57.6
Deutsche Telekom AG (Registered)	406,308	6,815,007	154,692	(0.6)
E.ON SE	2,713,861	26,385,803	(1,300,976)	4.7
Hannover Rueck SE	88,462	14,950,889	4,478,749	(16.2)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	62,133	16,048,824	2,598,624	(9.4)
Volkswagen AG (Preference)	77,831	13,237,909	(489,183)	1.8

Netherlands
ASR Nederland NV	215,875	7,965,696	(25,352)	0.1
Koninklijke Ahold Delhaize NV	1,189,286	29,741,244	3,055,084	(11.0)
NN Group NV	496,349	17,589,906	(2,131,000)	7.7

Spain
Endesa SA	829,995	21,833,598	5,492,486	(19.8)
Iberdrola SA	1,904,528	19,795,227	2,513,856	(9.1)
Telefonica SA	1,811,669	13,843,225	714,885	(2.6)

United Kingdom
Dialog Semiconductor plc	169,280	8,017,246	2,085,944	(7.5)

Short Positions

Common Stock

Belgium
Anheuser-Busch InBev SA/NV	(109,014)	(10,375,902)	(1,162,189)	4.2
Galapagos NV	(106,137)	(16,170,454)	(5,898,846)	21.3

Finland
Stora Enso OYJ	(750,157)	(9,027,534)	(718,058)	2.6

France
Accor SA	(305,861)	(12,749,353)	459,662	(1.7)
Airbus SE	(102,485)	(13,305,475)	(3,126,693)	11.3
Edenred	(360,857)	(17,310,231)	(7,639,008)	27.6
EssilorLuxottica SA	(53,812)	(7,758,574)	(1,551,211)	5.6
Iliad SA	(109,626)	(10,296,141)	7,977,163	(28.8)
Ingenico Group SA	(111,604)	(10,877,559)	(2,201,569)	7.9
Remy Cointreau SA	(71,819)	(9,533,651)	(667,135)	2.4
Valeo SA	(341,113)	(11,054,461)	(818,359)	3.0
Vivendi SA	(343,348)	(9,394,948)	(1,054,754)	3.8

Germany
Delivery Hero SE	(212,424)	(9,430,641)	(1,002,071)	3.6
Deutsche Bank AG (Registered)	(2,972,246)	(22,209,116)	11,628,878	(42.0)
OSRAM Licht AG	(200,965)	(8,840,409)	(756,810)	2.7
RWE AG	(606,842)	(18,965,381)	(3,726,632)	13.5
thyssenkrupp AG	(1,075,614)	(14,883,964)	(205,110)	0.7
United Internet AG (Registered)	(217,124)	(7,737,120)	361,549	(1.3)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Netherlands
Adyen NV	(9,246)	$(6,080,395)	$548,448	(2.0	) %
Koninklijke KPN NV	(3,084,735)	(9,613,393)	(1,717,478)	6.2
OCI NV	(269,401)	(6,353,955)	(478,825)	1.7

Spain
Cellnex Telecom SA	(664,212)	(27,434,312)	(10,960,540)	39.6
Ferrovial SA	(455,404)	(13,158,092)	(3,380,658)	12.2
Industria de Diseno Textil SA	(618,350)	(19,136,437)	(2,044,214)	7.4

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the NIBOR plus or minus a specified spread (-0.35% to 0.35%), which is denominated in NOK based on the local currencies of the positions within the swap.	8-24 months maturity 02/18/2020	$33,967,020	$2,121,169	$(379,263)	$1,741,906

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Norway
DNB ASA	105,885	$1,866,539	$(21,081)	(1.2)%
Equinor ASA	104,253	1,974,779	(498,472)	(28.6)
Gjensidige Forsikring ASA	22,623	448,669	48,211	2.8
Mowi ASA	634,645	14,658,525	4,853,395	278.6
Salmar ASA	52,364	2,298,907	340,142	19.5

Short Positions

Common Stock

France
Adevinta ASA	(85,930)	(992,705)	(514,760)	(29.6)

Norway
Norsk Hydro ASA	(653,568)	(2,301,329)	19,730	1.1
Schibsted ASA	(206,200)	(6,102,190)	(2,223,726)	(127.7)
Telenor ASA	(41,570)	(834,056)	17,967	1.0
Yara International ASA	(24,421)	(1,052,908)	(49,326)	(2.8)

United Kingdom
Subsea 7 SA	(139,655)	(1,436,413)	149,089	8.6

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the STIBOR plus or minus a specified spread (-1.00% to 0.35%), which is denominated in SEK based on the local currencies of the positions within the swap.	8-24 months maturity 02/18/2020	$72,992,521	$(7,401,760)	$(114,491)	$(7,516,251)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Malta
Kindred Group plc	117,691	$686,914	$(558,903)	7.4%

Sweden
Axfood AB	83,504	1,772,908	274,734	(3.7)
Boliden AB	341,598	7,845,331	(2,086,067)	27.8
Essity AB	73,805	2,153,513	(4,371)	0.1
Getinge AB	46,108	644,500	(53,427)	0.7
Hennes & Mauritz AB	151,245	2,931,787	594,801	(7.9)
ICA Gruppen AB	27,703	1,279,424	186,658	(2.5)
Sandvik AB	71,717	1,116,488	(117,250)	1.6
Securitas AB	204,660	3,133,968	240,548	(3.2)
Skanska AB	45,782	926,863	169,957	(2.3)
SKF AB	134,395	2,219,285	(37,450)	0.5
SSAB AB	1,113,538	3,096,092	(1,672,639)	22.3
Swedish Orphan Biovitrum AB	299,460	4,581,363	(2,184,506)	29.1
Telia Co. AB	203,827	911,820	18,043	(0.2)
Trelleborg AB	30,959	434,061	17,444	(0.2)
Volvo AB	403,159	5,657,583	(295,875)	3.9

Short Positions

Common Stock

Colombia
Millicom International Cellular SA	(81,137)	(3,937,329)	603,525	(8.0)

Sweden
BillerudKorsnas AB	(90,611)	(979,750)	69,911	(0.9)
Elekta AB	(65,727)	(864,888)	(39,716)	0.5
Hexagon AB	(13,017)	(627,030)	(474)	0.0
Hexpol AB	(148,591)	(1,140,498)	(31,722)	0.4
Husqvarna AB	(199,011)	(1,513,453)	190,956	(2.5)
Nibe Industrier AB	(45,998)	(583,024)	4,764	(0.1)
Saab AB	(16,531)	(474,259)	15,396	(0.2)
Svenska Cellulosa AB SCA	(1,611,135)	(14,356,601)	(1,708,219)	22.7
Svenska Handelsbanken AB	(93,511)	(874,803)	6,844	(0.1)
Swedish Match AB	(108,607)	(4,491,770)	155,899	(2.1)
Tele2 AB	(58,108)	(864,206)	(71,077)	0.9
Telefonaktiebolaget LM Ericsson	(362,245)	(2,893,010)	(1,089,544)	14.5

See notes to Consolidated Schedules of Investments.

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 118.9%

COMMON STOCKS - 29.4%

Belgium - 0.8%
Ageas (a)(b)	18,237	1,010,970
bpost SA (a)	11,594	121,501
Colruyt SA (a)	2,763	151,364
KBC Group NV (a)	1,087	70,602
Proximus SADP (a)	10,406	309,204
UCB SA (a)	3,498	253,788

		1,917,429

Canada - 3.4%
Air Canada (1)*(a)	29,670	967,688
Alimentation Couche-Tard, Inc., Class B (1)(a)	7,916	242,586
ARC Resources Ltd. (1)(a)	4,971	23,676
Atco Ltd., Class I (1)(a)	3,882	142,053
Bank of Montreal (1)(a)	4,391	323,413
Bank of Nova Scotia (The) (1)(a)	2,439	138,532
BCE, Inc. (1)(a)	403	19,492
Brookfield Asset Management, Inc., Class A (1)(a)	999	53,047
Canadian Imperial Bank of Commerce (1)(a)	6,806	561,546
Canadian Pacific Railway Ltd. (1)(a)	129	28,668
Canadian Tire Corp. Ltd., Class A (1)(a)	1,623	182,127
CGI, Inc. (1)*(a)	8,531	674,573
CI Financial Corp. (1)(a)	9,986	145,699
Cronos Group, Inc. (1)*(a)	3,039	27,457
Emera, Inc. (1)(a)	4,792	210,365
Empire Co. Ltd., Class A (1)(a)	2,989	80,926
Encana Corp. (1)(a)	35,915	164,550
Fortis, Inc. (1)(a)	811	34,286
Gildan Activewear, Inc. (1)(a)	1,944	68,994
Husky Energy, Inc. (1)(a)	4,832	33,992
Hydro One Ltd. (1)(a)(c)	10,368	191,654
iA Financial Corp., Inc. (1)(a)	1,514	68,898
IGM Financial, Inc. (1)(a)	1,952	55,428
Intact Financial Corp. (1)(a)	243	24,457
Linamar Corp. (1)(a)	4,190	136,214
Loblaw Cos. Ltd. (1)(a)	352	20,049
Magna International, Inc. (1)(a)	7,430	396,050
Manulife Financial Corp. (1)(a)	27,497	504,342
Methanex Corp. (1)(a)	2,199	78,028
National Bank of Canada (1)(a)	6,140	305,505
Northland Power, Inc. (1)(a)	2,533	48,601
Open Text Corp. (1)(a)	991	40,422
Peyto Exploration & Development Corp. (1)	44,962	113,351
Power Financial Corp. (1)(a)	2,547	59,059
Quebecor, Inc., Class B (1)(a)	10,837	246,048
Rogers Communications, Inc., Class B (1)(a)	3,473	169,161
Royal Bank of Canada (1)(a)	4,965	402,754
Seven Generations Energy Ltd., Class A (1)*(a)	49,630	315,420
Teck Resources Ltd., Class B (1)(a)	7,953	128,943
Toronto-Dominion Bank (The) (1)(a)	3,167	184,663
Tourmaline Oil Corp. (1)(a)	25,263	249,989

		7,862,706

China - 0.2%
Yangzijiang Shipbuilding Holdings Ltd. (a)	527,700	366,913

INVESTMENTS	SHARES	VALUE ($)
Denmark - 0.7%
Carlsberg A/S, Class B (a)	1,486	219,598
GN Store Nord A/S (a)	1,613	65,385
H Lundbeck A/S (a)	3,349	111,028
ISS A/S (a)	3,954	97,756
Orsted A/S (a)(c)	539	50,105
Pandora A/S (a)	13,116	526,355
Rockwool International A/S, Class B (a)	1,552	310,322
Vestas Wind Systems A/S (a)	2,202	170,827

		1,551,376

Finland - 0.4%
Fortum OYJ (a)	4,151	98,114
Kesko OYJ, Class B (a)	3,787	239,202
Kone OYJ, Class B (a)	400	22,764
Neste OYJ (a)	11,605	383,948
Orion OYJ, Class B (a)	2,942	109,627
Outokumpu OYJ (a)	6,767	17,821
Sampo OYJ, Class A (a)	2,678	106,403

		977,879

Germany - 0.5%
Aurubis AG (a)(b)	1,547	68,955
Deutsche Lufthansa AG (Registered) (a)	58,538	929,300
Uniper SE (a)	2,082	68,282

		1,066,537

Italy - 3.2%
A2A SpA (a)	328,928	603,638
Assicurazioni Generali SpA (a)	52,550	1,018,403
Autogrill SpA	3,172	30,719
BPER Banca (a)	8,973	34,669
Enel SpA (a)	289,274	2,160,672
Eni SpA (a)	44,562	681,120
Hera SpA	40,812	167,480
Italgas SpA	37,459	241,729
Leonardo SpA (a)	25,547	300,305
Poste Italiane SpA (a)(c)	88,854	1,010,012
Snam SpA (a)	28,241	142,652
Terna Rete Elettrica Nazionale SpA (a)	42,851	275,219
Unipol Gruppo SpA	54,318	289,229
UnipolSai Assicurazioni SpA (a)	158,311	420,968

		7,376,815

Japan - 13.1%
ABC-Mart, Inc. (a)	500	31,784
AGC, Inc. (a)	20,300	632,595
Alfresa Holdings Corp. (a)	22,200	497,420
Alps Alpine Co. Ltd. (a)	2,800	52,577
Amada Holdings Co. Ltd. (a)	13,000	140,874
Aozora Bank Ltd. (a)	900	22,554
Astellas Pharma, Inc. (a)	14,300	204,549
Bandai Namco Holdings, Inc. (a)	7,800	486,389
Brother Industries Ltd. (a)	7,700	140,307
Central Japan Railway Co. (a)	2,600	536,145
Chubu Electric Power Co., Inc. (a)	33,100	480,137
Citizen Watch Co. Ltd. (a)	13,100	64,268
Daicel Corp. (a)	8,200	69,762
Dai-ichi Life Holdings, Inc. (a)	2,300	34,967
DeNA Co. Ltd. (a)	3,200	56,573
East Japan Railway Co. (a)	600	57,373

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 13.1% (continued)
Electric Power Development Co. Ltd. (a)	11,300	258,325
Fujitsu Ltd. (a)	5,000	401,851
Fukuoka Financial Group, Inc. (a)	10,100	191,681
GungHo Online Entertainment, Inc. (a)	11,980	272,511
Hakuhodo DY Holdings, Inc. (a)	3,300	47,951
Haseko Corp. (a)	33,600	392,959
Hitachi Chemical Co. Ltd. (a)	3,700	121,371
Hitachi High-Technologies Corp. (a)	800	46,504
Hitachi Ltd. (a)	14,100	528,048
Hoya Corp. (a)	1,800	147,425
Idemitsu Kosan Co. Ltd. (a)	9,800	278,049
Inpex Corp. (a)	35,500	327,160
Isuzu Motors Ltd. (a)	4,300	47,633
ITOCHU Corp. (a)	60,800	1,259,388
Itochu Techno-Solutions Corp. (a)	1,100	29,218
Japan Airlines Co. Ltd. (a)	13,000	386,092
Japan Post Holdings Co. Ltd. (a)	33,400	308,202
JFE Holdings, Inc. (a)	19,800	239,824
JTEKT Corp. (a)	12,400	143,209
JXTG Holdings, Inc. (a)	167,900	767,462
Kajima Corp. (a)	18,400	242,409
Kaken Pharmaceutical Co. Ltd. (a)	700	32,554
Kamigumi Co. Ltd. (a)	12,400	281,679
KDDI Corp. (a)	29,600	772,345
Kobe Steel Ltd. (a)	11,500	61,766
Konami Holdings Corp. (a)	500	24,222
Konica Minolta, Inc. (a)	28,700	200,800
Kyocera Corp. (a)	4,500	280,578
Kyushu Railway Co. (a)	12,400	395,806
Mabuchi Motor Co. Ltd. (a)	4,100	153,768
Marubeni Corp. (a)	127,200	848,293
Mazda Motor Corp. (a)	59,600	534,214
Medipal Holdings Corp. (a)	23,400	522,340
MINEBEA MITSUMI, Inc. (a)	6,700	106,956
Mitsubishi Chemical Holdings Corp. (a)	40,800	292,430
Mitsubishi Corp. (a)	16,500	406,278
Mitsubishi Electric Corp. (a)	11,100	148,076
Mitsubishi Gas Chemical Co., Inc. (a)	4,300	57,835
Mitsubishi Heavy Industries Ltd. (a)	3,400	133,649
Mitsubishi UFJ Financial Group, Inc. (a)	10,600	53,984
Mitsubishi UFJ Lease & Finance Co. Ltd. (a)	8,100	46,983
Mitsui & Co. Ltd. (a)	31,500	517,432
Mitsui Chemicals, Inc. (a)	10,600	238,810
Mixi, Inc.	12,500	263,897
MS&AD Insurance Group Holdings, Inc. (a)	10,400	338,043
Nexon Co. Ltd. *(a)	23,600	286,744
NH Foods Ltd. (a)	500	20,132
NHK Spring Co. Ltd. (a)	24,900	191,017
Nikon Corp. (a)	3,300	41,400
Nippon Electric Glass Co. Ltd. (a)	1,600	35,775
Nippon Express Co. Ltd. (a)(b)	1,300	66,582
Nippon Shokubai Co. Ltd. (a)	1,100	62,802
Nippon Steel Corp. (a)	20,800	291,457
Nippon Telegraph & Telephone Corp. (a)	25,000	1,196,093
Nitto Denko Corp. (a)	500	24,228
NSK Ltd. (a)	6,300	53,393
NTT Data Corp. (a)	4,700	60,999
Obayashi Corp. (a)	43,100	431,040
ORIX Corp. (a)	36,600	547,499

INVESTMENTS	SHARES	VALUE ($)
Japan - 13.1% (continued)
Osaka Gas Co. Ltd. (a)	10,000	192,065
Otsuka Corp. (a)	500	20,011
Resona Holdings, Inc. (a)	162,300	698,400
Sawai Pharmaceutical Co. Ltd. (a)	1,900	98,299
Shimamura Co. Ltd. (a)(b)	700	55,613
Shinsei Bank Ltd. (a)	16,800	245,653
Shionogi & Co. Ltd. (a)	3,200	178,410
Showa Denko KK (a)	19,500	514,579
Sojitz Corp. (a)	379,500	1,180,578
Sompo Holdings, Inc. (a)	1,900	79,794
SUMCO Corp. (a)	3,100	42,230
Sumitomo Chemical Co. Ltd. (a)	45,700	206,325
Sumitomo Corp. (a)	25,700	402,345
Sumitomo Heavy Industries Ltd. (a)	12,200	363,537
Sumitomo Mitsui Financial Group, Inc. (a)	8,900	305,823
Sumitomo Mitsui Trust Holdings, Inc. (a)	3,100	112,257
Suzuken Co. Ltd. (a)	9,370	504,383
Taiheiyo Cement Corp. (a)	18,000	483,686
Taisei Corp. (a)	3,200	124,534
TDK Corp. (a)	400	36,159
Teijin Ltd. (a)	15,800	304,972
THK Co. Ltd. (a)	1,100	29,143
Toho Gas Co. Ltd. (a)	3,900	149,573
Tohoku Electric Power Co., Inc. (a)(b)	6,900	67,443
Tokio Marine Holdings, Inc. (a)	4,900	262,871
Tokyo Broadcasting System Holdings, Inc. (a)	4,800	78,213
Tokyo Electric Power Co. Holdings, Inc. *(a)	329,800	1,617,523
Tokyo Gas Co. Ltd. (a)	39,100	988,953
Toppan Printing Co. Ltd.(a)(b)	10,800	191,804
Tosoh Corp. (a)	29,900	398,323
Toyo Seikan Group Holdings Ltd. (a)	23,200	362,029
Toyota Tsusho Corp. (a)	2,300	74,653
Yamaguchi Financial Group, Inc. (a)	20,200	139,509

		30,477,135

Malta - 0.0% (d)
Kindred Group plc, SDR	13,351	77,924

Netherlands - 1.6%
Aegon NV (a)	48,650	202,050
ASM International NV (a)	1,767	162,568
ASR Nederland NV (a)	8,645	318,997
Koninklijke Ahold Delhaize NV (a)	73,807	1,845,739
NN Group NV (a)	20,972	743,218
Randstad NV (a)	5,976	293,398
Signify NV (a)(c)	7,071	194,329
Wolters Kluwer NV (a)	536	39,109

		3,799,408

Norway - 0.4%
Equinor ASA (a)	11,738	222,343
Leroy Seafood Group ASA (a)	27,578	167,764
Mowi ASA (a)	16,970	391,959
Salmar ASA (a)	4,002	175,698

		957,764

Singapore - 0.3%
ComfortDelGro Corp. Ltd.	225,000	390,928
Genting Singapore Ltd.	119,000	75,768
Venture Corp. Ltd.	19,900	220,660

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
Singapore - 0.3% (continued)
Wilmar International Ltd. (b)	40,500	109,309

		796,665

Spain - 2.1%
Acciona SA (a)	1,156	122,344
ACS Actividades de Construccion y Servicios SA (a)	3,500	139,846
Banco Bilbao Vizcaya Argentaria SA (a)	53,303	277,468
Banco de Sabadell SA (a)	81,071	78,600
Banco Santander SA (a)	35,347	143,821
Ebro Foods SA (a)	995	19,887
Enagas SA (a)	8,856	204,720
Endesa SA (a)	33,428	879,346
Iberdrola SA (a)	69,846	725,963
Mapfre SA (a)	107,290	288,960
Naturgy Energy Group SA (a)	8,311	220,431
Red Electrica Corp. SA (a)	11,642	235,817
Repsol SA (a)	35,831	558,820
Telefonica SA (a)	131,700	1,006,338

		4,902,361

Sweden - 0.8%
Axfood AB (a)	5,920	125,690
Boliden AB *(b)	4,274	98,159
Essity AB, Class B	5,818	169,760
Getinge AB, Class B	5,371	75,076
Hennes & Mauritz AB, Class B	8,077	156,567
ICA Gruppen AB	1,726	79,713
Sandvik AB	2,185	34,016
Securitas AB, Class B	11,385	174,339
Skanska AB, Class B	3,993	80,839
SKF AB, Class B	3,522	58,159
SSAB AB, Class A (a)	99,878	277,702
Swedish Orphan Biovitrum AB *	18,785	287,388
Volvo AB, Class B (a)	19,693	276,354

		1,893,762

Switzerland - 1.1%
Adecco Group AG (Registered) (a)	2,944	162,915
Flughafen Zurich AG (Registered) (a)	236	43,684
Helvetia Holding AG (Registered)	2,244	309,709
Nestle SA (Registered) (a)	1,071	116,155
Novartis AG (Registered) (a)	3,395	294,642
Roche Holding AG (a)	2,782	810,020
Sonova Holding AG (Registered)	129	30,016
Swiss Life Holding AG (Registered) (a)	1,238	591,888
Swisscom AG (Registered) (a)	204	100,648
Zurich Insurance Group AG (a)	553	211,803

		2,671,480

United Kingdom - 0.5%
Fiat Chrysler Automobiles NV (a)	84,127	1,090,102

United States - 0.3%
Bausch Health Cos., Inc. (1)*	8,226	179,440
BRP, Inc. (1)(a)	12,155	472,952

		652,392

TOTAL COMMON STOCKS (Cost $64,507,865)		68,438,648

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 89.5%

INVESTMENT COMPANIES - 62.0%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 1.79% (1)(e)(f)	6,639,294	6,639,294
Limited Purpose Cash Investment Fund, 2.01% (1)(e)(g)	137,287,008	137,300,737

TOTAL INVESTMENT COMPANIES (Cost $143,903,994)		143,940,031

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 27.5%
U.S. Treasury Bills
2.41%, 10/3/2019 (h)	2,338,000	2,337,787
2.41%, 11/7/2019 (h)	2,510,000	2,505,563
2.38%, 11/14/2019 (h)(i)	12,333,000	12,306,164
2.16%, 11/21/2019 (h)(i)	4,931,000	4,918,468
2.16%, 11/29/2019 (h)(i)	4,931,000	4,916,353
2.15%, 12/5/2019 (h)(i)	4,931,000	4,915,106
2.16%, 12/12/2019 (h)(i)	4,931,000	4,913,479
2.15%, 12/19/2019 (h)(i)	1,827,000	1,820,083
2.05%, 12/26/2019 (h)(i)	1,461,000	1,454,770
1.91%, 2/13/2020 (h)	1,655,000	1,643,984
1.86%, 2/27/2020 (h)(i)	9,489,000	9,418,798
1.84%, 3/5/2020 (h)(i)	10,438,000	10,357,375
1.89%, 3/19/2020 (h)	163,000	161,611
1.81%, 4/2/2020 (h)	2,338,000	2,316,553

TOTAL U.S. TREASURY OBLIGATIONS (Cost $63,956,994)		63,986,094

TOTAL SHORT-TERM INVESTMENTS (Cost $207,860,988)		207,926,125

TOTAL LONG POSITIONS (Cost $272,368,853)		276,364,773

	SHARES
SHORT POSITIONS - (24.3)%

COMMON STOCKS - (24.3)%

Belgium - (0.7)%
Anheuser-Busch InBev SA/NV	(4,383)	(417,172)
Galapagos NV *	(4,265)	(649,792)
Telenet Group Holding NV	(7,178)	(338,727)
Umicore SA	(3,798)	(143,501)

		(1,549,192)

Canada - (3.4)%
Agnico Eagle Mines Ltd. (1)	(2,222)	(119,079)
AltaGas Ltd. (1)	(48,264)	(708,560)
Barrick Gold Corp. (1)	(3,418)	(59,132)
BlackBerry Ltd. (1)*	(35,652)	(186,757)
Bombardier, Inc., Class B (1)*	(306,032)	(413,479)
Cameco Corp. (1)	(29,648)	(281,520)
Canada Goose Holdings, Inc. (1)*	(619)	(27,216)
CCL Industries, Inc., Class B (1)	(5,395)	(217,616)
Cenovus Energy, Inc. (1)	(54,109)	(507,661)
Dollarama, Inc. (1)	(20,320)	(727,463)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
Canada - (3.4)% (continued)
Element Fleet Management Corp. (1)	(29,537)	(236,323)
Enbridge, Inc. (1)	(15,558)	(546,060)
Fairfax Financial Holdings Ltd. (1)	(43)	(18,955)
Finning International, Inc. (1)	(11,321)	(198,161)
George Weston Ltd. (1)	(293)	(24,650)
Imperial Oil Ltd. (1)	(1,120)	(29,166)
Inter Pipeline Ltd. (1)	(14,674)	(257,516)
Keyera Corp. (1)	(6,821)	(165,627)
Metro, Inc. (1)	(434)	(19,108)
Nutrien Ltd. (1)	(1,315)	(65,509)
Pembina Pipeline Corp. (1)	(13,930)	(516,362)
PrairieSky Royalty Ltd. (1)	(18,101)	(252,486)
Restaurant Brands International, Inc. (1)	(1,592)	(113,195)
Saputo, Inc. (1)	(626)	(19,240)
Shopify, Inc., Class A (1)*	(641)	(199,482)
SNC-Lavalin Group, Inc. (1)	(29,502)	(415,524)
Stars Group, Inc. (The) (1)*	(16,494)	(246,878)
Suncor Energy, Inc. (1)	(2,190)	(69,080)
TC Energy Corp. (1)	(9,294)	(481,238)
Vermilion Energy, Inc. (1)	(4,409)	(73,447)
West Fraser Timber Co. Ltd. (1)	(1,149)	(45,965)
Wheaton Precious Metals Corp. (1)	(26,743)	(701,251)
Whitecap Resources, Inc. (1)	(14,282)	(49,588)
WSP Global, Inc. (1)	(464)	(27,118)

		(8,020,412)

Chile - 0.0% (d)
Lundin Mining Corp. (1)	(20,394)	(95,901)

Colombia - (0.1)%
Millicom International Cellular SA, SDR	(2,594)	(125,879)

Denmark - (0.7)%
AP Moller - Maersk A/S, Class B	(704)	(795,825)
Chr Hansen Holding A/S	(730)	(61,841)
Drilling Co. of 1972 A/S (The) *	(58)	(3,251)
FLSmidth & Co. A/S	(2,259)	(98,270)
Genmab A/S *	(3,024)	(614,427)
Novozymes A/S, Class B	(653)	(27,466)

		(1,601,080)

Finland - (0.2)%
Stora Enso OYJ, Class R	(34,761)	(418,321)
UPM-Kymmene OYJ	(1,813)	(53,535)

		(471,856)

France - 0.0% (d)
Adevinta ASA, Class A *	(2,882)	(33,294)

Germany - (0.3)%
OSRAM Licht AG	(14,751)	(648,893)

Italy - (1.6)%
Atlantia SpA	(15,374)	(371,556)
Banca Generali SpA	(7,270)	(224,213)
Buzzi Unicem SpA	(5,084)	(116,583)
Davide Campari-Milano SpA	(34,701)	(313,452)
DiaSorin SpA	(231)	(26,865)
Ferrari NV	(6,689)	(1,032,199)
FinecoBank Banca Fineco SpA	(25,351)	(268,215)

INVESTMENTS	SHARES	VALUE ($)
Italy - (1.6)% (continued)
Freni Brembo SpA	(22,973)	(223,970)
Moncler SpA	(3,783)	(134,839)
Pirelli & C SpA (c)	(16,121)	(95,467)
Prysmian SpA	(33,224)	(713,404)
Saipem SpA *	(19,583)	(88,507)

		(3,609,270)

Japan - (13.0)%
Acom Co. Ltd.	(46,000)	(181,273)
Aeon Co. Ltd.	(34,100)	(626,511)
AEON Financial Service Co. Ltd.	(10,700)	(161,782)
Asahi Intecc Co. Ltd.	(4,900)	(129,280)
Asics Corp.	(41,600)	(713,452)
Bank of Kyoto Ltd. (The)	(5,400)	(212,430)
Benesse Holdings, Inc.	(7,900)	(205,796)
Calbee, Inc.	(5,800)	(180,920)
Canon, Inc.	(3,400)	(90,923)
Casio Computer Co. Ltd.	(6,000)	(93,374)
Chugoku Electric Power Co., Inc. (The)	(18,700)	(240,649)
Coca-Cola Bottlers Japan Holdings, Inc.	(16,100)	(362,026)
Cosmos Pharmaceutical Corp.	(2,600)	(509,418)
CyberAgent, Inc.	(25,400)	(979,100)
Daifuku Co. Ltd.	(9,200)	(478,640)
Daiichi Sankyo Co. Ltd.	(300)	(18,957)
Daikin Industries Ltd.	(3,400)	(448,423)
Daiwa Securities Group, Inc.	(15,600)	(69,814)
Denso Corp.	(5,300)	(234,193)
Disco Corp.	(1,500)	(286,750)
FamilyMart Co. Ltd.	(9,300)	(227,230)
FANUC Corp.	(1,500)	(283,535)
Fast Retailing Co. Ltd.	(500)	(298,275)
Fuji Electric Co. Ltd.	(2,600)	(80,167)
Hachijuni Bank Ltd. (The)	(5,600)	(22,942)
Hikari Tsushin, Inc.	(700)	(151,861)
Hirose Electric Co. Ltd.	(200)	(24,639)
Hisamitsu Pharmaceutical Co., Inc.	(1,100)	(48,423)
Hokuriku Electric Power Co.	(30,300)	(204,111)
Hoshizaki Corp.	(700)	(55,179)
Isetan Mitsukoshi Holdings Ltd.	(50,100)	(401,216)
Iyo Bank Ltd. (The)	(4,300)	(22,589)
Izumi Co. Ltd.	(2,100)	(82,365)
J Front Retailing Co. Ltd.	(5,700)	(66,968)
Japan Airport Terminal Co. Ltd.	(10,300)	(448,364)
JGC Holdings Corp.	(28,500)	(376,124)
Kakaku.com, Inc.	(1,100)	(27,174)
Kansai Paint Co. Ltd.	(27,900)	(652,153)
Keikyu Corp.	(20,299)	(395,067)
Keio Corp.	(1,100)	(68,686)
Keyence Corp.	(400)	(248,982)
Kikkoman Corp.	(11,300)	(542,113)
Kintetsu Group Holdings Co. Ltd.	(800)	(41,759)
Kobayashi Pharmaceutical Co. Ltd.	(600)	(45,822)
Kobe Bussan Co. Ltd.	(500)	(24,298)
Koito Manufacturing Co. Ltd.	(4,600)	(226,430)
Kose Corp.	(1,300)	(220,726)
Lawson, Inc.	(3,500)	(179,219)
LINE Corp. *	(5,900)	(211,724)
Lion Corp.	(1,500)	(29,674)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - (13.0)% (continued)
LIXIL Group Corp.	(59,400)	(1,049,429)
Makita Corp.	(3,400)	(107,894)
Marui Group Co. Ltd.	(29,600)	(627,146)
McDonald’s Holdings Co. Japan Ltd.	(800)	(38,750)
Mercari, Inc. *	(8,400)	(209,582)
MISUMI Group, Inc.	(27,000)	(639,586)
Mitsubishi Logistics Corp.	(1,100)	(28,048)
Mitsubishi Motors Corp.	(6,300)	(27,486)
Mitsui OSK Lines Ltd.	(12,900)	(327,960)
MonotaRO Co. Ltd.	(21,900)	(577,682)
Nabtesco Corp.	(13,200)	(413,200)
Nankai Electric Railway Co. Ltd.	(1,600)	(40,626)
NGK Spark Plug Co. Ltd.	(2,700)	(51,804)
Nidec Corp.	(9,600)	(1,300,045)
Nifco, Inc.	(4,600)	(110,541)
Nintendo Co. Ltd.	(900)	(335,247)
Nippon Paint Holdings Co. Ltd.	(12,400)	(648,552)
Nippon Shinyaku Co. Ltd.	(5,700)	(481,775)
Nippon Yusen KK	(10,700)	(179,748)
Nissan Motor Co. Ltd.	(5,200)	(32,465)
Nissin Foods Holdings Co. Ltd.	(2,600)	(188,425)
Nitori Holdings Co. Ltd.	(2,300)	(337,524)
Nomura Holdings, Inc.	(231,100)	(982,369)
Odakyu Electric Railway Co. Ltd.	(11,600)	(278,635)
Pan Pacific International Holdings Corp.	(8,000)	(133,939)
Park24 Co. Ltd.	(19,000)	(441,390)
PeptiDream, Inc. *	(3,400)	(162,517)
Persol Holdings Co. Ltd.	(27,600)	(524,589)
Pigeon Corp.	(9,400)	(389,225)
Pola Orbis Holdings, Inc.	(2,600)	(58,613)
Rakuten, Inc.	(8,300)	(82,274)
Recruit Holdings Co. Ltd.	(3,800)	(116,103)
Renesas Electronics Corp. *	(35,700)	(233,950)
Ricoh Co. Ltd.	(3,300)	(29,856)
Rinnai Corp.	(400)	(26,953)
Ryohin Keikaku Co. Ltd.	(31,000)	(581,146)
SCREEN Holdings Co. Ltd.	(600)	(35,737)
Sega Sammy Holdings, Inc.	(13,400)	(187,978)
Seven Bank Ltd.	(9,600)	(26,373)
Sharp Corp.	(5,300)	(59,186)
Shikoku Electric Power Co., Inc.	(8,100)	(76,552)
Shimadzu Corp.	(5,600)	(142,392)
Shimano, Inc.	(800)	(120,883)
SMC Corp.	(600)	(257,897)
SoftBank Group Corp.	(3,900)	(153,896)
Sony Financial Holdings, Inc.	(9,800)	(213,386)
Square Enix Holdings Co. Ltd.	(3,600)	(175,009)
Subaru Corp.	(6,100)	(172,509)
Sumitomo Metal Mining Co. Ltd.	(4,500)	(140,541)
Sysmex Corp.	(1,900)	(127,646)
Takeda Pharmaceutical Co. Ltd.	(13,300)	(456,399)
Tobu Railway Co. Ltd.	(3,800)	(123,450)
Tokyu Corp.	(5,000)	(94,057)
TOTO Ltd.	(25,800)	(971,637)
Toyota Industries Corp.	(600)	(34,643)
Tsuruha Holdings, Inc.	(6,100)	(666,142)
Unicharm Corp.	(2,200)	(69,925)
Welcia Holdings Co. Ltd.	(10,100)	(510,440)
Yakult Honsha Co. Ltd.	(7,400)	(415,421)

INVESTMENTS	SHARES	VALUE ($)
Japan - (13.0)% (continued)
Yamato Holdings Co. Ltd.	(15,400)	(232,666)
Yaskawa Electric Corp.	(23,900)	(887,101)
ZOZO, Inc.	(9,900)	(229,324)

		(30,307,790)

Luxembourg - (0.1)%
Tenaris SA	(26,408)	(280,094)

Netherlands - (0.8)%
Aalberts NV	(730)	(28,909)
Adyen NV *(c)	(469)	(308,426)
Akzo Nobel NV	(1,288)	(114,764)
Altice Europe NV *	(73,239)	(382,866)
Boskalis Westminster	(2,537)	(52,888)
Koninklijke KPN NV	(80,351)	(250,409)
Koninklijke Vopak NV	(2,895)	(148,800)
OCI NV *	(12,026)	(283,639)
SBM Offshore NV	(14,486)	(240,229)

		(1,810,930)

Norway - (0.2)%
Norsk Hydro ASA	(19,301)	(67,962)
Schibsted ASA, Class A	(9,813)	(290,402)

		(358,364)

Singapore - (0.2)%
City Developments Ltd.	(4,200)	(29,877)
Jardine Cycle & Carriage Ltd.	(1,200)	(26,062)
Keppel Corp. Ltd.	(34,700)	(149,019)
Singapore Airlines Ltd.	(6,800)	(44,977)
Singapore Telecommunications Ltd.	(109,400)	(245,465)

		(495,400)

Spain - (1.3)%
Amadeus IT Group SA	(2,702)	(193,603)
Bankia SA	(15,512)	(29,269)
Bankinter SA	(4,006)	(25,279)
Cellnex Telecom SA (c)	(29,980)	(1,238,279)
Ferrovial SA	(37,604)	(1,086,501)
Grifols SA	(7,924)	(233,585)
Industria de Diseno Textil SA	(10,473)	(324,114)

		(3,130,630)

Sweden - (0.6)%
BillerudKorsnas AB	(7,250)	(78,392)
Elekta AB, Class B	(2,341)	(30,805)
Hexpol AB	(9,591)	(73,615)
Husqvarna AB, Class B	(13,170)	(100,156)
Svenska Cellulosa AB SCA, Class B	(118,965)	(1,060,081)
Swedish Match AB	(3,576)	(147,896)

		(1,490,945)

Switzerland - (0.8)%
ABB Ltd. (Registered)	(6,614)	(130,070)
Credit Suisse Group AG (Registered) *	(18,221)	(222,900)
Dufry AG (Registered)	(1,263)	(105,652)
Idorsia Ltd. *	(14,282)	(351,352)
Julius Baer Group Ltd.	(7,431)	(329,126)
Lonza Group AG (Registered) *	(302)	(102,200)
OC Oerlikon Corp. AG (Registered)	(4,511)	(45,285)
Sika AG (Registered)	(567)	(82,959)
STMicroelectronics NV	(12,558)	(243,321)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
Switzerland - (0.8)% (continued)
Temenos AG (Registered)	(348)	(58,273)
Vifor Pharma AG	(1,157)	(184,922)

		(1,856,060)

United Kingdom - (0.2)%
CNH Industrial NV	(39,844)	(405,736)
Subsea 7 SA	(2,926)	(30,095)

		(435,831)

INVESTMENTS	SHARES	VALUE ($)
Zambia - (0.1)%
First Quantum Minerals Ltd. (1)	(25,523)	(214,417)

TOTAL COMMON STOCKS (Proceeds $(56,069,334))		(56,536,238)

TOTAL SHORT POSITIONS (Proceeds $(56,069,334))		(56,536,238)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 94.6% (Cost $216,299,519)		219,828,535
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.4% (j)		12,652,853

NET ASSETS - 100.0%		232,481,388

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$61,967	0.0	%(d)
Consumer Discretionary	(3,700,494)	(1.6)
Consumer Staples	(2,012,137)	(0.9)
Energy	99,152	0.0 (d	)
Financials	10,096,097	4.3
Health Care	810,304	0.4
Industrials	(1,494,611)	(0.6)
Information Technology	(132,642)	0.0 (d	)
Materials	(1,142,968)	(0.5)
Real Estate	(29,877)	0.0 (d	)
Utilities	9,347,619	4.0
Short-Term Investments	207,926,125	89.5

Total Investments In Securities At Value	219,828,535	94.6
Other Assets in Excess of Liabilities (j)	12,652,853	5.4

Net Assets	$232,481,388	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $61,044,642.
(b)	All or a portion of this security has been rehypothecated in connection with the Fund’s Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $561,314.
(c)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2019 amounted to $(196,072), which represents approximately (0.08)% of net assets of the fund.

(d)	Represents less than 0.05% of net assets.
(e)	Represents 7-day effective yield as of September 30, 2019.
(f)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

(g)	For the period ended September 30, 2019, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/18	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 09/30/19	VALUE AT 09/30/19	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)

Other Affiliates:

SHORT-TERM INVESTMENTS - 59.1%

INVESTMENT COMPANIES - 59.1%
Limited Purpose Cash Investment Fund, 2.01% (a) (Cost $137,264,700)	213,737,105	214,860,898	(291,310,995)	137,287,008	$137,300,737	$2,845,118	$10,636	$6,050

(a)	Represents 7-day effective yield as of September 30, 2019.

(h)	The rate shown was the effective yield at the date of purchase.
(i)	All or a portion of the security pledged as collateral for swap contracts.
(j)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security.

Total return swap contracts outstanding as of September 30, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/22/2019	USD	(3,142,800)	$126,179
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/22/2019	USD	(756,600)	29,684
DTOP Index December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	12/19/2019	ZAR	(1,877,940)	7,312
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	12/12/2019	KRW	1,370,750,000	2,484
SGX NIFTY 50 Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MSCS	10/31/2019	USD	(415,368)	2,498
SGX NIFTY 50 Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/31/2019	USD	(138,456)	876
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/25/2019	USD	2,083,800	30,771
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/25/2019	USD	2,491,500	59,340
Swiss Market Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MSCS	12/20/2019	CHF	12,366,420	100,657
Tel Aviv Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/23/2019	ILS	3,877,152	249

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

WIG20 Index December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	12/20/2019	PLN	(131,040)	$411
MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.02%)	Increases in total return of reference entity	Monthly	CITI	12/20/2019	EUR	468,894	4,190
MSCI South Africa Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the JIBAR plus or minus a specified spread (-0.55%)	Monthly	CITI	12/18/2019	ZAR	(16,730,874)	31,252
MSCI Spain Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (0.30%)	Increases in total return of reference entity	Monthly	CITI	12/20/2019	EUR	390,252	11,649
MSCI Spain Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (0.10%)	Increases in total return of reference entity	Monthly	CITI	12/20/2019	EUR	428,321	14,062
MSCI Spain Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (0.30%)	Increases in total return of reference entity	Monthly	CITI	12/20/2019	EUR	443,055	15,753
MSCI Spain Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (0.28%)	Increases in total return of reference entity	Monthly	CITI	12/20/2019	EUR	492,357	9,985

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

MSCI Spain Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (0.28%)	Increases in total return of reference entity	Monthly	CITI	12/20/2019	EUR	557,771	$16,416
MSCI Switzerland Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.20%)	Increases in total return of reference entity	Monthly	CITI	12/20/2019	CHF	579,756	50
MSCI United Kingdom Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.24%)	Increases in total return of reference entity	Monthly	CITI	12/20/2019	GBP	229,918	1,412

								465,230

BIST 30 Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/31/2019	TRY	487,753	(363)
iBovespa Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MSCS	10/16/2019	BRL	(525,695)	(811)
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	12/12/2019	KRW	1,850,512,500	(5,659)
MSCI Brazil Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the CDI plus or minus a specified spread (0.00%)	Monthly	CITI	12/18/2019	BRL	(549,471)	(1,301)
MSCI Canada Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the BA plus or minus a specified spread (-0.98%)	Monthly	CITI	12/18/2019	CAD	(606,273)	(5,689)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

MSCI Canada Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the BA plus or minus a specified spread (-0.93%)	Monthly	CITI	12/18/2019	CAD	(834,547)	$(8,431)
MSCI Emerging Markets Thailand Net Total Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.15%)	Increases in total return of reference entity	Monthly	JPMC	12/20/2019	USD	159,181	(3,081)
MSCI Japan Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (-0.80%)	Increases in total return of reference entity	Monthly	CITI	12/20/2019	JPY	136,366,329	(15,118)
MSCI Mexico Net Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the TIIE plus or minus a specified spread (-0.65%)	Monthly	CITI	12/18/2019	MXN	(1,278,989)	(550)
MSCI Netherlands Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the EURIBOR plus or minus a specified spread (-0.10%)	Monthly	CITI	12/18/2019	EUR	(163,952)	(518)
MSCI Netherlands Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the EURIBOR plus or minus a specified spread (-0.10%)	Monthly	CITI	12/18/2019	EUR	(196,323)	(442)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total return swap contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

MSCI Netherlands Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the EURIBOR plus or minus a specified spread (-0.10%)	Monthly	CITI	12/18/2019	EUR	(220,008)	$(4,014)
MSCI Sweden Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the STIBOR plus or minus a specified spread (-0.35%)	Monthly	CITI	12/18/2019	SEK	(29,574,678)	(64,323)

								(110,300)

								$354,930

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Long Contracts
Brent Crude Oil	25	10/2019	USD	$1,481,250	$(124,957)
FTSE Bursa Malaysia KLCI Index	13	10/2019	MYR	245,904	(434)
IBEX 35 Index	92	10/2019	EUR	9,257,926	241,410
LME Copper Base Metal	2	10/2019	USD	285,538	(15,557)
LME Copper Base Metal	3	10/2019	USD	427,744	(18,423)
LME Copper Base Metal	3	10/2019	USD	428,531	(17,409)
LME Copper Base Metal	10	10/2019	USD	1,426,563	(60,124)
LME Copper Base Metal	10	10/2019	USD	1,425,590	(49,793)
LME Copper Base Metal	20	10/2019	USD	2,854,875	(139,134)
MSCI Singapore Index	5	10/2019	SGD	129,961	(237)
MSCI Taiwan Index	5	10/2019	USD	203,550	2,156
WTI Crude Oil	5	10/2019	USD	270,350	(11,771)
LME Copper Base Metal	2	11/2019	USD	285,871	(2,821)
LME Copper Base Metal	2	11/2019	USD	285,919	(1,621)
LME Copper Base Metal	3	11/2019	USD	428,700	1,139
LME Copper Base Metal	3	11/2019	USD	428,963	(997)
Soybean	59	11/2019	USD	2,672,700	(2,346)
3 Month Eurodollar	43	12/2019	USD	10,539,300	(5,861)
ASX 90 Day Bank Accepted Bill	53	12/2019	AUD	35,689,627	27,713
Australia 10 Year Bond	27	12/2019	AUD	2,685,242	4,522

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Long Contracts (continued)
Australia 3 Year Bond	1,551	12/2019	AUD	$121,110,676	$437,892
EURO STOXX 50 Index	585	12/2019	EUR	22,667,417	280,363
Euro-Bobl	56	12/2019	EUR	8,279,696	(57,045)
Euro-Bund	428	12/2019	EUR	81,287,380	(891,783)
FTSE 100 Index	74	12/2019	GBP	6,718,003	69,985
FTSE/MIB Index	54	12/2019	EUR	6,493,726	84,802
Japan 10 Year Bond	39	12/2019	JPY	55,914,728	89,281
KOSPI 200 Index	23	12/2019	KRW	1,317,864	6,084
LME Copper Base Metal	1	12/2019	USD	143,100	(2,878)
LME Copper Base Metal	1	12/2019	USD	143,063	(2,489)
LME Copper Base Metal	5	12/2019	USD	715,469	(5,203)
Silver	42	12/2019	USD	3,569,580	(124,457)
SPI 200 Index	116	12/2019	AUD	13,079,045	27,012
TOPIX Index	61	12/2019	JPY	8,958,890	(116,233)
U.S. Treasury 2 Year Note	1,113	12/2019	USD	239,851,501	(456,352)
U.S. Treasury 5 Year Note	25	12/2019	USD	2,978,711	(15,967)
3 Month Euro Euribor	1	3/2020	EUR	273,864	—
3 Month Eurodollar	194	3/2020	USD	47,690,050	24,729
ASX 90 Day Bank Accepted Bill	205	3/2020	AUD	138,099,138	227,802
3 Month Eurodollar	202	6/2020	USD	49,714,725	39,288
ASX 90 Day Bank Accepted Bill	168	6/2020	AUD	113,187,856	91,527
3 Month Eurodollar	155	9/2020	USD	38,178,438	(11,768)
ASX 90 Day Bank Accepted Bill	134	9/2020	AUD	90,287,457	5,860

					(474,095)

Short Contracts
Amsterdam Exchange Index	(40)	10/2019	EUR	(5,058,676)	(43,076)
CAC 40 10 Euro Index	(115)	10/2019	EUR	(7,114,540)	(89,723)
Hang Seng Index	(31)	10/2019	HKD	(5,150,121)	(2,047)
HSCEI	(21)	10/2019	HKD	(1,367,812)	2,977
LME Copper Base Metal	(2)	10/2019	USD	(285,538)	15,333
LME Copper Base Metal	(3)	10/2019	USD	(427,744)	20,485
LME Copper Base Metal	(3)	10/2019	USD	(428,531)	17,685
LME Copper Base Metal	(10)	10/2019	USD	(1,425,590)	42,706
LME Copper Base Metal	(10)	10/2019	USD	(1,426,563)	57,658
LME Copper Base Metal	(20)	10/2019	USD	(2,854,875)	148,616
Natural Gas	(24)	10/2019	USD	(559,200)	51,433
OMXS30 Index	(210)	10/2019	SEK	(3,515,093)	12,391
SGX NIFTY 50 Index	(44)	10/2019	USD	(1,015,344)	6,750
LME Copper Base Metal	(2)	11/2019	USD	(285,919)	1,164
LME Copper Base Metal	(2)	11/2019	USD	(285,871)	2,911
LME Copper Base Metal	(3)	11/2019	USD	(428,700)	(2,158)
LME Copper Base Metal	(3)	11/2019	USD	(428,963)	1,580
100 oz Gold	(62)	12/2019	USD	(9,131,980)	(123,007)
3 Month Canadian Bankers Acceptance	(22)	12/2019	CAD	(4,067,762)	6,659
3 Month Euro Euribor	(9)	12/2019	EUR	(2,463,668)	1,029
3 Month Sterling	(153)	12/2019	GBP	(23,343,482)	(15,095)
Canada 10 Year Bond	(230)	12/2019	CAD	(24,756,010)	150,343
Copper	(59)	12/2019	USD	(3,803,288)	(26,255)
Corn	(39)	12/2019	USD	(756,600)	(45,558)
DAX Index	(26)	12/2019	EUR	(8,792,790)	(32,003)
Euro-Buxl	(16)	12/2019	EUR	(3,793,026)	78,517

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Futures contracts outstanding as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Short Contracts (continued)
Euro-Schatz	(531)	12/2019	EUR	$(65,012,498)	$174,894
FTSE/JSE Top 40 Index	(29)	12/2019	ZAR	(944,429)	43,353
LME Copper Base Metal	(1)	12/2019	USD	(143,063)	1,835
LME Copper Base Metal	(1)	12/2019	USD	(143,100)	1,872
LME Copper Base Metal	(5)	12/2019	USD	(715,469)	(6,817)
Long Gilt	(370)	12/2019	GBP	(61,070,271)	(378,902)
MEX BOLSA Index	(14)	12/2019	MXN	(309,066)	181
S&P 500 E-Mini Index	(207)	12/2019	USD	(30,827,475)	281,856
S&P/TSX 60 Index	(12)	12/2019	CAD	(1,804,461)	9,341
U.S. Treasury 10 Year Note	(568)	12/2019	USD	(74,017,500)	52,276
U.S. Treasury Long Bond	(50)	12/2019	USD	(8,115,625)	118,510
3 Month Canadian Bankers Acceptance	(99)	3/2020	CAD	(18,318,008)	22,773
3 Month Sterling	(600)	3/2020	GBP	(91,639,895)	(139,064)
3 Month Canadian Bankers Acceptance	(95)	6/2020	CAD	(17,587,746)	25,170
3 Month Euro Euribor	(8)	6/2020	EUR	(2,191,453)	1,171
3 Month Sterling	(528)	6/2020	GBP	(80,683,683)	(96,586)
3 Month Canadian Bankers Acceptance	(73)	9/2020	CAD	(13,522,370)	18,556
3 Month Sterling	(449)	9/2020	GBP	(68,639,296)	(34,368)

					335,366

					$(138,729)

Forward foreign currency contracts outstanding as of September 30, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)

AUD	1,294,000	USD	870,085	CITI	12/18/2019	$5,470
AUD	1,294,000	USD	870,086	JPMC	12/18/2019	5,469
CAD	5,990,037	USD	4,509,542	CITI	12/18/2019	17,724
CAD	5,990,030	USD	4,509,542	JPMC	12/18/2019	17,716
CNY	2,878,000	USD	401,713	CITI**	12/18/2019	550
CNY	2,878,000	USD	401,714	JPMC**	12/18/2019	549
GBP	3,348,436	USD	4,103,100	CITI	12/18/2019	27,359
GBP	3,348,436	USD	4,103,105	JPMC	12/18/2019	27,354
HKD	10,311,500	USD	1,315,648	CITI	12/18/2019	981
HKD	10,311,500	USD	1,315,650	JPMC	12/18/2019	979
ILS	750,000	USD	214,041	CITI	12/18/2019	2,628
ILS	750,000	USD	214,041	JPMC	12/18/2019	2,627
INR	86,150,000	USD	1,181,366	CITI**	12/18/2019	26,199
INR	86,150,000	USD	1,181,367	JPMC**	12/18/2019	26,199
JPY	187,982,000	USD	1,748,249	CITI	12/18/2019	423
JPY	187,982,000	USD	1,748,252	JPMC	12/18/2019	420
KRW	355,080,000	USD	294,881	CITI**	12/18/2019	1,881
KRW	355,080,000	USD	294,882	JPMC**	12/18/2019	1,881
MXN	82,911,074	USD	4,090,000	CITI	12/18/2019	59,327
MXN	82,911,065	USD	4,090,004	JPMC	12/18/2019	59,325
SGD	1,679,500	USD	1,209,974	CITI	12/18/2019	6,281

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Forward foreign currency contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)

SGD	1,679,500	USD	1,209,976	JPMC	12/18/2019	$6,280
THB	44,500	USD	1,455	CITI	12/18/2019	2
THB	44,500	USD	1,455	JPMC	12/18/2019	2
USD	597,468	BRL	2,455,000	CITI**	12/18/2019	9,408
USD	597,467	BRL	2,455,000	JPMC**	12/18/2019	9,407
USD	164,795	CAD	217,000	CITI	12/18/2019	786
USD	164,795	CAD	217,000	JPMC	12/18/2019	786
USD	14,511,591	CHF	14,168,989	CITI	12/18/2019	215,031
USD	14,511,595	CHF	14,169,011	JPMC	12/18/2019	215,013
USD	1,169,057	CNY	8,351,000	CITI**	12/18/2019	1,823
USD	1,169,055	CNY	8,350,998	JPMC**	12/18/2019	1,821
USD	125,665	DKK	838,000	CITI	12/18/2019	2,531
USD	125,665	DKK	838,000	JPMC	12/18/2019	2,531
USD	11,610,816	EUR	10,418,498	CITI	12/18/2019	185,914
USD	11,610,857	EUR	10,418,502	JPMC	12/18/2019	185,951
USD	270,031	GBP	218,500	CITI	12/18/2019	501
USD	270,031	GBP	218,500	JPMC	12/18/2019	501
USD	1,099,422	HKD	8,601,815	CITI	12/18/2019	1,092
USD	1,099,420	HKD	8,601,810	JPMC	12/18/2019	1,092
USD	882,766	HUF	260,000,000	CITI	12/18/2019	32,354
USD	882,765	HUF	260,000,000	JPMC	12/18/2019	32,353
USD	1,396,154	JPY	147,860,496	CITI	12/18/2019	20,706
USD	1,396,153	JPY	147,860,504	JPMC	12/18/2019	20,704
USD	1,452,536	KRW	1,729,643,932	CITI**	12/18/2019	6,972
USD	1,452,534	KRW	1,729,643,929	JPMC**	12/18/2019	6,969
USD	342,659	MXN	6,791,000	CITI	12/18/2019	2,800
USD	342,658	MXN	6,791,000	JPMC	12/18/2019	2,799
USD	7,206,580	NOK	64,739,004	CITI	12/18/2019	81,611
USD	7,206,571	NOK	64,738,996	JPMC	12/18/2019	81,602
USD	1,203,471	NZD	1,890,000	CITI	12/18/2019	17,836
USD	1,203,470	NZD	1,890,000	JPMC	12/18/2019	17,835
USD	559,832	PLN	2,201,498	CITI	12/18/2019	10,210
USD	559,832	PLN	2,201,502	JPMC	12/18/2019	10,209
USD	2,455,622	SEK	23,598,000	CITI	12/18/2019	45,445
USD	2,455,619	SEK	23,598,000	JPMC	12/18/2019	45,442
USD	9,455	SGD	13,000	CITI	12/18/2019	41
USD	9,455	SGD	13,000	JPMC	12/18/2019	41
USD	40,336	THB	1,231,500	CITI	12/18/2019	9
USD	40,336	THB	1,231,500	JPMC	12/18/2019	9
USD	5,579	ZAR	82,000	CITI	12/18/2019	220
USD	5,579	ZAR	82,000	JPMC	12/18/2019	220
ZAR	12,732,000	USD	822,028	CITI	12/18/2019	10,152
ZAR	12,732,000	USD	822,029	JPMC	12/18/2019	10,152

Total unrealized appreciation						1,588,505

AUD	4,814,500	USD	3,295,564	CITI	12/18/2019	(37,946)
AUD	4,814,500	USD	3,295,568	JPMC	12/18/2019	(37,949)
BRL	4,400,000	USD	1,078,844	CITI**	12/18/2019	(24,888)
BRL	4,400,000	USD	1,078,846	JPMC**	12/18/2019	(24,888)
CAD	3,221,469	USD	2,445,396	CITI	12/18/2019	(10,612)
CAD	3,221,464	USD	2,445,395	JPMC	12/18/2019	(10,615)
CHF	887,993	USD	905,652	CITI	12/18/2019	(9,663)
CHF	888,007	USD	905,667	JPMC	12/18/2019	(9,667)
CNY	11,634,498	USD	1,637,379	CITI**	12/18/2019	(11,202)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Forward foreign currency contracts outstanding as of September 30, 2019 (continued):

Over the Counter (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)

CNY	11,634,500	USD	1,637,381	JPMC**	12/18/2019	$(11,205)
DKK	717,000	USD	107,899	CITI	12/18/2019	(2,544)
DKK	717,000	USD	107,899	JPMC	12/18/2019	(2,544)
EUR	131,996	USD	146,952	CITI	12/18/2019	(2,206)
EUR	132,004	USD	146,962	JPMC	12/18/2019	(2,206)
GBP	2,009,064	USD	2,491,006	CITI	12/18/2019	(12,729)
GBP	2,009,064	USD	2,491,009	JPMC	12/18/2019	(12,732)
HKD	393,500	USD	50,276	CITI	12/18/2019	(31)
HKD	393,500	USD	50,276	JPMC	12/18/2019	(31)
JPY	812,154,500	USD	7,674,167	CITI	12/18/2019	(119,227)
JPY	812,154,500	USD	7,674,176	JPMC	12/18/2019	(119,238)
KRW	514,180,000	USD	431,576	CITI**	12/18/2019	(1,848)
KRW	514,180,000	USD	431,577	JPMC**	12/18/2019	(1,848)
MXN	25,684,932	USD	1,291,980	CITI	12/18/2019	(6,565)
MXN	25,684,929	USD	1,291,982	JPMC	12/18/2019	(6,568)
NOK	1,004,000	USD	112,159	CITI	12/18/2019	(1,664)
NOK	1,004,000	USD	112,159	JPMC	12/18/2019	(1,664)
NZD	7,960,501	USD	5,089,608	CITI	12/18/2019	(95,824)
NZD	7,960,499	USD	5,089,613	JPMC	12/18/2019	(95,832)
PLN	3,701,498	USD	940,552	CITI	12/18/2019	(16,444)
PLN	3,701,502	USD	940,554	JPMC	12/18/2019	(16,444)
SEK	24,782,500	USD	2,589,445	CITI	12/18/2019	(58,289)
SEK	24,782,500	USD	2,589,448	JPMC	12/18/2019	(58,292)
THB	48,500	USD	1,589	CITI	12/18/2019	—
THB	48,500	USD	1,589	JPMC	12/18/2019	—
TWD	1,000,000	USD	32,464	CITI**	12/18/2019	(52)
TWD	1,000,000	USD	32,464	JPMC**	12/18/2019	(52)
USD	883,162	BRL	3,700,000	CITI**	12/18/2019	(3,119)
USD	883,161	BRL	3,700,000	JPMC**	12/18/2019	(3,120)
USD	22,583	CAD	30,000	CITI	12/18/2019	(91)
USD	22,583	CAD	30,000	JPMC	12/18/2019	(91)
USD	181,419	CNY	1,303,998	CITI**	12/18/2019	(844)
USD	181,419	CNY	1,304,002	JPMC**	12/18/2019	(844)
USD	762,011	GBP	620,000	CITI	12/18/2019	(2,789)
USD	762,010	GBP	620,000	JPMC	12/18/2019	(2,790)
USD	948,270	HKD	7,431,185	CITI	12/18/2019	(584)
USD	948,269	HKD	7,431,190	JPMC	12/18/2019	(586)
USD	2,598,156	ILS	9,095,000	CITI	12/18/2019	(29,308)
USD	2,598,153	ILS	9,095,000	JPMC	12/18/2019	(29,312)
USD	4,534,962	KRW	5,474,741,074	CITI**	12/18/2019	(40,597)
USD	4,534,954	KRW	5,474,741,065	JPMC**	12/18/2019	(40,604)
USD	377,300	SGD	523,500	CITI	12/18/2019	(1,807)
USD	377,299	SGD	523,500	JPMC	12/18/2019	(1,807)
USD	40,162	THB	1,233,500	CITI	12/18/2019	(230)
USD	40,162	THB	1,233,500	JPMC	12/18/2019	(230)
USD	1,556,846	TWD	48,499,996	CITI**	12/18/2019	(15,172)
USD	1,556,845	TWD	48,500,004	JPMC**	12/18/2019	(15,174)
ZAR	9,250,000	USD	617,043	CITI	12/18/2019	(12,451)
ZAR	9,250,000	USD	617,044	JPMC	12/18/2019	(12,452)

Total unrealized depreciation						(1,037,511)

Net unrealized appreciation						$550,994

**	Non-deliverable forward.

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total Return Basket Swaps Outstanding at September 30, 2019

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread (0.33%), which is denominated in USD based on the local currencies of the positions within the swap.	12 months maturity 03/31/2020	$137,913	$(347,515)	$(59,371)	$(406,886)

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the BBR or AOISR plus or minus a specified spread (-0.10% to 0.04%), which is denominated in AUD based on the local currencies of the positions within the swap.	1-61 months maturity ranging from 10/02/2019 - 09/20/2024	$9,301,483	$(506,305)	$47,185	$(459,120)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Australia
AGL Energy Ltd.	83,499	$1,080,223	$(55,041)	12.0%
Alumina Ltd.	52,872	84,708	(230)	0.1
Aurizon Holdings Ltd.	25,938	103,398	11,732	(2.6)
Beach Energy Ltd.	14,200	24,238	(1,548)	0.3
BlueScope Steel Ltd.	70,034	568,843	12	(0.0)
CIMIC Group Ltd.	997	21,184	(9,093)	2.0
Coca-Cola Amatil Ltd.	3,220	23,171	879	(0.2)
Crown Resorts Ltd.	3,534	28,748	(3,322)	0.7
Flight Centre Travel Group Ltd.	1,902	61,091	(5,567)	1.2
Fortescue Metals Group Ltd.	117,452	699,100	65,285	(14.2)
Harvey Norman Holdings Ltd.	124,204	379,964	83,980	(18.3)
Iluka Resources Ltd.	23,282	125,750	(398)	0.1
Newcrest Mining Ltd.	10,643	245,594	56,203	(12.2)
South32 Ltd.	271,544	478,920	(138,650)	30.2
Star Entertainment Grp Ltd. (The)	7,980	23,501	1,415	(0.3)
Telstra Corp. Ltd.	284,933	675,423	103,273	(22.5)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

Short Positions

Common Stock

Australia
AMP Ltd.	(232,597)	$(286,875)	$68,218	(14.9	) %
APA Group	(10,498)	(81,306)	(8,069)	1.8
Caltex Australia Ltd.	(1,659)	(29,478)	(564)	0.1
Challenger Ltd.	(106,932)	(532,533)	104,011	(22.7)
Commonwealth Bank of Australia	(429)	(23,402)	413	(0.1)
CSL Ltd.	(264)	(41,742)	746	(0.2)
Domino’s Pizza Enterprises Ltd.	(570)	(17,869)	(384)	0.1
Insurance Australia Group Ltd.	(10,304)	(54,982)	1,822	(0.4)
Lendlease Group	(38,627)	(458,150)	(106,475)	23.2
Medibank Pvt Ltd.	(153,781)	(353,161)	(65,808)	14.3
National Australia Bank Ltd.	(1,045)	(20,952)	(2,107)	0.5
Oil Search Ltd.	(13,665)	(67,461)	(900)	0.2
Origin Energy Ltd.	(54,664)	(294,427)	(46,606)	10.2
Qantas Airways Ltd.	(11,196)	(47,579)	(6,884)	1.5
QBE Insurance Group Ltd.	(38,476)	(326,369)	(55,311)	12.0
Ramsay Health Care Ltd.	(1,423)	(62,342)	3,501	(0.8)
REA Group Ltd.	(532)	(38,893)	(3,589)	0.8
SEEK Ltd.	(30,930)	(448,651)	(60,124)	13.1
Suncorp Group Ltd.	(1,995)	(18,380)	554	(0.1)
Treasury Wine Estates Ltd.	(25,556)	(320,776)	(67,550)	14.7
Westpac Banking Corp.	(1,706)	(34,073)	(1,543)	0.3
WiseTech Global Ltd.	(784)	(18,424)	442	(0.1)
WorleyParsons Ltd.	(5,149)	(45,171)	3,224	(0.7)

United States
James Hardie Industries plc	(62,784)	(1,054,631)	(372,252)	81.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR or EONIA plus or minus a specified spread (-0.35% to 0.03%), which is denominated in EUR based on the local currencies of the positions within the swap.	1-61 months maturity ranging from 10/17/2019 - 09/20/2024	$28,392,117	$(203,838)	$5,868	$(197,970)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

France
Air France-KLM	55,870	$584,613	$48,659	(24.6)%
AXA SA	18,328	467,983	95,212	(48.1)
BNP Paribas SA	6,457	313,919	28,466	(14.4)
CNP Assurances	14,152	273,482	(39,755)	20.1
Electricite de France SA	76,496	855,720	(306,625)	154.9
Engie SA	80,383	1,312,025	140,414	(70.9)
Eutelsat Communications SA	14,019	260,781	(12,628)	6.4
Orange SA	33,314	521,429	30,450	(15.4)
Peugeot SA	68,124	1,700,289	240,032	(121.2)
Renault SA	6,879	394,807	(69,110)	34.9
Sanofi	1,960	181,560	19,325	(9.8)
Societe Generale SA	10,103	276,742	28,288	(14.3)
Suez	34,884	548,258	87,691	(44.3)
TOTAL SA	5,814	302,716	(5,558)	2.8
Veolia Environnement SA	12,603	319,254	32,856	(16.6)

Germany
Allianz SE (Registered)	2,874	668,987	70,606	(35.7)
Deutsche Telekom AG (Registered)	32,417	543,731	23,353	(11.8)
E.ON SE	162,246	1,577,454	(36,686)	18.5
Hannover Rueck SE	3,692	623,982	160,303	(81.0)
HeidelbergCement AG	3,055	220,724	6,948	(3.5)
HOCHTIEF AG	1,522	173,447	(3,246)	1.6
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,725	703,862	97,876	(49.4)
Salzgitter AG	10,433	175,233	(179,766)	90.8
Volkswagen AG (Preference)	3,120	530,666	27,596	(13.9)

United Kingdom
Dialog Semiconductor plc	15,829	749,675	352,474	(178.0)

Short Positions

Common Stock

France
Accor SA	(11,777)	(490,906)	9,750	(4.9)
Airbus SE	(1,542)	(200,196)	(25,220)	12.7
Bollore SA	(49,206)	(203,760)	(4,307)	2.2
Edenred	(16,784)	(805,125)	(308,785)	156.0
Iliad SA	(5,733)	(538,447)	216,921	(109.6)
Imerys SA	(4,463)	(179,261)	25,463	(12.9)
Ingenico Group SA	(5,846)	(569,784)	(180,806)	91.3
JCDecaux SA	(5,879)	(159,089)	22,602	(11.4)
Kering SA	(541)	(275,685)	(15,252)	7.7
Orpea	(3,659)	(446,888)	(56,479)	28.5
Remy Cointreau SA	(3,694)	(490,362)	(77,702)	39.2
SEB SA	(2,097)	(318,266)	(17,059)	8.6
Ubisoft Entertainment SA	(3,986)	(287,353)	29,418	(14.9)
Valeo SA	(17,216)	(557,920)	(82,746)	41.8
Vivendi SA	(9,799)	(268,128)	(3,717)	1.9
Worldline SA	(3,292)	(207,385)	6,659	(3.4)

Germany
CECONOMY AG	(36,229)	(195,936)	(49,468)	25.0
Delivery Hero SE	(14,318)	(635,653)	(95,884)	48.4
Deutsche Bank AG (Registered)	(134,390)	(1,004,184)	183,244	(92.6)
GEA Group AG	(9,103)	(245,579)	127	(0.1)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Germany (continued)
RWE AG	(31,570)	$(986,644)	$(207,862)	105.0%
Telefonica Deutschland Holding AG	(57,961)	(161,578)	53,744	(27.1)
thyssenkrupp AG	(62,282)	(861,836)	(35,450)	17.9
United Internet AG (Registered)	(17,492)	(623,320)	57,372	(29.0)
Zalando SE	(18,254)	(833,463)	(324,851)	164.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or SONIA plus or minus a specified spread (-0.18% to 0.03%), which is denominated in GBP based on the local currencies of the positions within the swap.	1-61 months maturity ranging from 10/17/2019 - 09/30/2024	$19,762,253	$(635,901)	$(50,785)	$(686,686)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Australia
BHP Group plc	8,261	$176,449	$(1,001)	0.1%
Rio Tinto plc	3,935	204,552	2,744	(0.4)

Russia
Evraz plc	58,001	333,829	(20,809)	3.0

South Africa
Anglo American plc	8,522	195,853	3,687	(0.5)

United Kingdom
Aggreko plc	26,260	268,255	20,507	(3.0)
Babcock International Group plc	49,566	339,940	43,670	(6.4)
Barratt Developments plc	85,322	679,218	153,804	(22.4)
Bellway plc	11,918	489,951	71,555	(10.4)
Berkeley Group Holdings plc	9,616	493,728	82,543	(12.0)
Britvic plc	12,492	150,930	22,195	(3.2)
BT Group plc	187,478	411,217	(76,963)	11.2
Dixons Carphone plc	101,903	148,880	(40,362)	5.9
Drax Group plc	56,732	192,667	(71,023)	10.3
Hays plc	75,402	139,786	429	(0.1)
Howden Joinery Group plc	19,780	136,135	28,887	(4.2)
Lloyds Banking Group plc	209,768	139,060	(10,806)	1.6
Marks & Spencer Group plc	67,542	152,981	(38,837)	5.7
Micro Focus International plc	12,188	171,268	(116,459)	17.0
Moneysupermarket.com Group plc	50,680	235,689	49,651	(7.2)
National Grid plc	76,440	827,639	63,439	(9.2)
Next plc	2,164	164,497	15,956	(2.3)
Pennon Group plc	41,942	426,122	49,072	(7.1)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United Kingdom (continued)
Persimmon plc	10,104	$269,476	$26,070	(3.8	) %
Royal Mail plc	136,691	354,911	(249,526)	36.3
Taylor Wimpey plc	182,439	362,129	16,091	(2.3)
United Utilities Group plc	88,432	897,631	38,015	(5.5)

Short Positions

Common Stock

Chile
Antofagasta plc	(25,295)	(279,246)	(28,921)	4.2

South Africa
Old Mutual Ltd.	(206,345)	(263,688)	90,454	(13.2)

Switzerland
IWG plc	(27,852)	(139,938)	(20,921)	3.0

United Arab Emirates
NMC Health plc	(29,013)	(966,979)	2,918	(0.4)

United Kingdom
B&M European Value Retail SA	(35,299)	(164,588)	(12,281)	1.8
BBA Aviation plc	(49,281)	(189,088)	(18,479)	2.7
Bunzl plc	(5,052)	(132,056)	97	(0.0)
Burberry Group plc	(7,388)	(197,346)	(21,368)	3.1
Capita plc	(171,470)	(305,402)	(32,031)	4.7
easyJet plc	(32,229)	(454,871)	(83,910)	12.2
Hargreaves Lansdown plc	(15,481)	(395,262)	(21,168)	3.1
Hiscox Ltd.	(15,503)	(316,364)	(10,414)	1.5
Informa plc	(22,281)	(233,347)	(49,491)	7.2
Melrose Industries plc	(518,831)	(1,285,396)	(158,312)	23.1
Mondi plc	(28,987)	(555,026)	27,679	(4.0)
Prudential plc	(20,552)	(372,428)	11,488	(1.7)
Reckitt Benckiser Group plc	(2,118)	(165,372)	2,078	(0.3)
Rentokil Initial plc	(87,336)	(502,133)	(146,839)	21.4
Rolls-Royce Holdings plc	(31,327)	(304,400)	27,411	(4.0)
RSA Insurance Group plc	(62,995)	(413,317)	11,603	(1.7)
Standard Chartered plc	(19,081)	(160,165)	(719)	0.1
Standard Life Aberdeen plc	(85,315)	(299,636)	(19,286)	2.8
Tesco plc	(86,311)	(255,176)	(9,714)	1.4
Weir Group plc (The)	(9,504)	(166,488)	5,817	(0.8)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HIBOR or HONIX plus or minus a specified spread (-0.25% to 0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	61 months maturity ranging from 04/13/2023 - 09/09/2024	$6,953,202	$(369,906)	$293	$(369,613)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Hong Kong
CK Asset Holdings Ltd.	7,500	$50,813	$(5,789)	1.6%
CK Hutchison Holdings Ltd.	72,000	635,625	(101,348)	27.4
CLP Holdings Ltd.	31,000	325,838	(21,718)	5.9
Henderson Land Development Co. Ltd.	121,190	564,481	(30,053)	8.1
Kerry Properties Ltd.	37,500	115,467	(21,686)	5.9
Lifestyle International Holdings Ltd.	30,000	31,258	(26,353)	7.1
New World Development Co. Ltd.	399,000	518,166	(66,584)	18.0
NWS Holdings Ltd.	80,000	123,910	(33,460)	9.1
Sun Hung Kai Properties Ltd.	7,500	107,781	(1,301)	0.4
Swire Properties Ltd.	53,400	167,591	(26,265)	7.1
WH Group Ltd.	555,500	497,482	(26,392)	7.1
Yue Yuen Industrial Holdings Ltd.	73,500	200,808	(10,105)	2.7

Macau
SJM Holdings Ltd.	137,000	130,112	(698)	0.2
Wynn Macau Ltd.	10,400	20,266	(1,336)	0.4

Short Positions

Common Stock

China
Minth Group Ltd.	(70,000)	(237,259)	12,723	(3.4)

Hong Kong
AIA Group Ltd.	(129,400)	(1,220,378)	(71,841)	19.4
ASM Pacific Technology Ltd.	(35,100)	(428,270)	(69,141)	18.7
Hang Lung Properties Ltd.	(14,000)	(31,773)	565	(0.2)
HK Electric Investments & HK Electric Investments Ltd.	(154,500)	(147,241)	8,968	(2.4)
HKT Trust & HKT Ltd.	(45,000)	(71,384)	(1,321)	0.4
Power Assets Holdings Ltd.	(61,500)	(412,840)	12,982	(3.5)
Techtronic Industries Co. Ltd.	(23,500)	(163,565)	(16,729)	4.5
Vitasoy International Holdings Ltd.	(24,000)	(97,283)	23,390	(6.3)
Wharf Holdings Ltd. (The)	(89,000)	(194,123)	40,501	(11.0)
Wharf Real Estate Investment Co. Ltd.	(37,000)	(202,076)	44,417	(12.0)
Xinyi Glass Holdings Ltd.	(62,000)	(68,294)	(4,420)	1.2

Macau
MGM China Holdings Ltd.	(108,400)	(168,780)	12,986	(3.5)

United States
Samsonite International SA	(9,600)	(20,338)	10,102	(2.7)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-0.11% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	50-61 months maturity ranging from 04/12/2023 - 09/23/2024	$206,418,256	$974,736	$(667,186)	$307,550

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

United States
Akamai Technologies, Inc.	9,479	$866,191	$204,792	66.6%
Alphabet, Inc.	1,282	1,565,501	52,366	17.0
Amgen, Inc.	4,397	850,863	(13,456)	(4.4)
Assured Guaranty Ltd.	24,947	1,109,144	160,967	52.3
AT&T, Inc.	23,559	891,473	88,912	28.9
Athene Holding Ltd.	27,345	1,150,131	(56,332)	(18.3)
Biogen, Inc.	4,646	1,081,682	(87,628)	(28.5)
Booking Holdings, Inc.	440	863,548	48,945	15.9
Capital One Financial Corp.	9,252	841,747	37,251	12.1
Charles River Laboratories International, Inc.	12,427	1,644,962	174,803	56.8
eBay, Inc.	21,442	835,809	17,847	5.8
Everest Re Group Ltd.	3,832	1,019,657	177,934	57.9
Exelon Corp.	18,524	894,894	61,910	20.1
Facebook, Inc.	7,227	1,286,984	7,532	2.4
Huntington Ingalls Industries, Inc.	5,909	1,251,467	(231,257)	(75.2)
Intel Corp.	16,694	860,242	30,537	9.9
j2 Global, Inc.	11,701	1,062,685	171,183	55.7
Lockheed Martin Corp.	2,165	844,480	36,381	11.8
Procter & Gamble Co. (The)	7,233	899,641	131,874	42.9
PulteGroup, Inc.	26,402	964,993	269,798	87.7
Spirit AeroSystems Holdings, Inc.	12,479	1,026,273	(30,350)	(9.9)
Synchrony Financial	27,856	949,611	113,699	37.0
Tech Data Corp.	10,967	1,143,200	277,805	90.3
Teledyne Technologies, Inc.	2,626	845,546	263,075	85.5
Twitter, Inc.	21,579	889,055	(11,199)	(3.6)
Verizon Communications, Inc.	16,687	1,007,227	61,299	19.9

Short Positions

Common Stock

Panama
Copa Holdings SA	(10,886)	(1,074,992)	(182,312)	(59.3)

United States
Alnylam Pharmaceuticals, Inc.	(11,873)	(954,827)	48,182	15.7
Apache Corp.	(34,700)	(888,320)	30,401	9.9
Cheniere Energy, Inc.	(21,779)	(1,373,384)	(48,913)	(15.9)

See notes to Consolidated Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United States (continued)
FedEx Corp.	(8,285)	$(1,206,047)	$192,777	62.7%
Floor & Decor Holdings, Inc.	(16,378)	(837,735)	(329,478)	(107.1)
General Electric Co.	(132,923)	(1,188,332)	(144,995)	(47.1)
Illumina, Inc.	(3,545)	(1,078,460)	(73,445)	(23.9)
Netflix, Inc.	(3,421)	(915,528)	245,261	79.7
News Corp.	(59,180)	(823,786)	(83,652)	(27.2)
NiSource, Inc.	(43,031)	(1,287,488)	(142,528)	(46.3)
Noble Energy, Inc.	(37,957)	(852,514)	20,391	6.6
ONEOK, Inc.	(12,000)	(884,280)	(180,790)	(58.8)
Pure Storage, Inc.	(78,162)	(1,324,064)	43,621	14.2
Schlumberger Ltd.	(26,498)	(905,437)	124,033	40.3
Sealed Air Corp.	(31,355)	(1,301,546)	(206,783)	(67.2)
Targa Resources Corp.	(36,396)	(1,462,027)	(34,778)	(11.3)
Tesla, Inc.	(5,288)	(1,273,721)	(72,218)	(23.5)
United Parcel Service, Inc.	(7,278)	(872,050)	(164,342)	(53.4)
Univar Solutions, Inc.	(40,716)	(845,264)	162,593	52.9
Visteon Corp.	(12,981)	(1,071,452)	(88,940)	(28.9)
Williams Cos., Inc. (The)	(43,759)	(1,052,842)	(18,355)	(6.0)
XPO Logistics, Inc.	(11,704)	(837,655)	(163,087)	(53.0)
Zayo Group Holdings, Inc.	(36,907)	(1,251,147)	(63,169)	(20.5)

See notes to Consolidated Schedules of Investments.

Schedule of Investments	September 30, 2019 (Unaudited)

AQR VOLATILITY RISK PREMIUM FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 47.9%

Australia - 1.5%
Aurizon Holdings Ltd. (2)	3,307	13,183
BHP Group Ltd. (2)	446	11,021
BHP Group plc (2)	2,954	63,094
Dexus, REIT (2)	458	3,689
Fortescue Metals Group Ltd. (2)	5,085	30,267
Goodman Group, REIT (2)	1,206	11,544
Newcrest Mining Ltd. (2)	301	6,946
Rio Tinto plc (2)	429	22,301
Santos Ltd. (2)	358	1,867
Scentre Group, REIT (2)	1,888	5,009
Telstra Corp. Ltd. (2)	864	2,048
Wesfarmers Ltd. (2)	91	2,445

		173,414

Belgium - 0.2%
Ageas (2)	351	19,458

Canada - 1.4%
Alimentation Couche-Tard, Inc., Class B	724	22,187
Barrick Gold Corp.	117	2,024
Canadian National Railway Co.	140	12,571
CGI, Inc. *	285	22,536
Constellation Software, Inc.	27	26,965
Empire Co. Ltd., Class A	243	6,579
Franco-Nevada Corp.	79	7,198
Kinross Gold Corp. *	1,444	6,649
Magna International, Inc.	164	8,742
Manulife Financial Corp.	167	3,063
Open Text Corp.	307	12,522
RioCan REIT, REIT	122	2,429
Teck Resources Ltd., Class B	1,847	29,946
Toronto-Dominion Bank (The)	51	2,974

		166,385

Chile - 0.0% (a)
Lundin Mining Corp.	749	3,522

Denmark - 0.7%
H Lundbeck A/S (2)	309	10,244
Novo Nordisk A/S, Class B (2)	814	42,065
Pandora A/S (2)	745	29,897

		82,206

Finland - 0.6%
Kone OYJ, Class B (2)	104	5,919
Neste OYJ (2)	1,833	60,644
Orion OYJ, Class B (2)	190	7,080

		73,643

France - 1.4%
AXA SA (2)	1,347	34,393
BNP Paribas SA (2)	156	7,584
Cie de Saint-Gobain (2)	309	12,111
CNP Assurances (2)	95	1,836
Dassault Aviation SA (2)	4	5,658
Electricite de France SA (2)	810	9,061
Engie SA (2)	226	3,689
Hermes International (2)	21	14,504
Kering SA (2)	51	25,989

INVESTMENTS	SHARES	VALUE ($)
France - 1.4% (continued)
Klepierre SA, REIT (2)	79	2,683
Natixis SA (2)	1,336	5,535
Peugeot SA (2)	471	11,756
Schneider Electric SE (2)	124	10,843
Unibail-Rodamco-Westfield, REIT (2)	110	16,036

		161,678

Germany - 1.8%
adidas AG (2)	31	9,649
Allianz SE (Registered) (2)	242	56,330
Covestro AG (2)(b)	118	5,839
Deutsche Lufthansa AG (Registered) (2)	2,285	36,275
E.ON SE (2)	2,738	26,621
HOCHTIEF AG (2)	53	6,040
Infineon Technologies AG (2)	918	16,493
KION Group AG (2)	40	2,104
SAP SE (2)	349	41,068
Wirecard AG (2)	65	10,403

		210,822

Hong Kong - 0.8%
CK Asset Holdings Ltd. (2)	4,500	30,488
HKT Trust & HKT Ltd. (2)	3,000	4,759
Hong Kong Exchanges & Clearing Ltd. (2)	200	5,862
Kerry Properties Ltd. (2)	2,000	6,158
Link REIT, REIT (2)	500	5,515
New World Development Co. Ltd. (2)	14,000	18,181
Sun Hung Kai Properties Ltd. (2)	1,000	14,371
Swire Properties Ltd. (2)	800	2,511
WH Group Ltd. (2)(b)	9,000	8,060

		95,905

Italy - 0.5%
Enel SpA (2)	6,167	46,063
Leonardo SpA (2)	1,169	13,742

		59,805

Japan - 3.4%
Alfresa Holdings Corp. (2)	100	2,241
Amada Holdings Co. Ltd. (2)	200	2,167
Astellas Pharma, Inc. (2)	1,700	24,317
Bandai Namco Holdings, Inc. (2)	100	6,236
Hitachi High-Technologies Corp. (2)	200	11,626
Hitachi Ltd. (2)	700	26,215
ITOCHU Corp. (2)	500	10,357
Japan Airlines Co. Ltd. (2)	1,000	29,699
Japan Retail Fund Investment Corp., REIT (2)	1	2,116
JTEKT Corp. (2)	300	3,465
Kamigumi Co. Ltd. (2)	300	6,815
Marubeni Corp. (2)	900	6,002
Mebuki Financial Group, Inc. (2)	1,200	2,968
MINEBEA MITSUMI, Inc. (2)	200	3,193
Mitsubishi UFJ Financial Group, Inc. (2)	4,800	24,446
MS&AD Insurance Group Holdings, Inc. (2)	100	3,250
Nikon Corp. (2)	1,900	23,836
Nippon Telegraph & Telephone Corp. (2)	400	19,137
Nitto Denko Corp. (2)	100	4,846
Olympus Corp. (2)	200	2,710
Renesas Electronics Corp. (2)*	900	5,898
Resona Holdings, Inc. (2)	2,900	12,479
Shinsei Bank Ltd. (2)	500	7,311

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR VOLATILITY RISK PREMIUM FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 3.4% (continued)
Shionogi & Co. Ltd. (2)	100	5,575
SoftBank Group Corp. (2)	200	7,892
Sony Corp. (2)	700	41,376
SUMCO Corp. (2)	600	8,174
Sumitomo Corp. (2)	800	12,524
Sumitomo Heavy Industries Ltd. (2)	200	5,960
Sumitomo Mitsui Financial Group, Inc. (2)	100	3,436
Suzuken Co. Ltd. (2)	100	5,383
Taiheiyo Cement Corp. (2)	800	21,497
THK Co. Ltd. (2)	300	7,948
Tokio Marine Holdings, Inc. (2)	400	21,459
Tokyo Electric Power Co. Holdings, Inc. (2)*	1,200	5,885
Tokyo Electron Ltd. (2)	100	19,212
Tosoh Corp. (2)	200	2,664

		410,315

Macau - 0.1%
Wynn Macau Ltd. (2)	5,600	10,913

Netherlands - 1.2%
ASML Holding NV (2)	21	5,208
ING Groep NV (2)	533	5,568
Koninklijke Ahold Delhaize NV (2)	2,787	69,696
Koninklijke Philips NV (2)	525	24,260
NN Group NV (2)	408	14,459
Royal Dutch Shell plc, Class A (2)	111	3,255
Royal Dutch Shell plc, Class B (2)	505	14,926
Wolters Kluwer NV (2)	64	4,670

		142,042

Singapore - 0.2%
ComfortDelGro Corp. Ltd. (2)	10,200	17,722
Genting Singapore Ltd. (2)	9,400	5,985

		23,707

South Africa - 0.3%
Anglo American plc (2)	1,708	39,253

Spain - 0.9%
Banco Bilbao Vizcaya Argentaria SA (2)	5,922	30,826
Bankia SA (2)	2,572	4,853
Enagas SA (2)	1,129	26,099
Endesa SA (2)	333	8,760
Iberdrola SA (2)	264	2,744
Naturgy Energy Group SA (2)	952	25,250
Telefonica SA (2)	1,222	9,337

		107,869

Sweden - 0.1%
Skanska AB, Class B (2)	263	5,324
Telefonaktiebolaget LM Ericsson, Class B (2)	308	2,460

		7,784

Switzerland - 2.0%
Adecco Group AG (Registered) (2)	461	25,511
Nestle SA (Registered) (2)	20	2,169
Novartis AG (Registered) (2)	110	9,547
Roche Holding AG (2)	335	97,540
Sonova Holding AG (Registered) (2)	146	33,971
Swiss Life Holding AG (Registered) (2)	58	27,730
Zurich Insurance Group AG (2)	113	43,280

		239,748

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 1.2%
AstraZeneca plc (2)	23	2,054
Aviva plc (2)	4,361	21,409
Barclays plc (2)	1,007	1,855
Barratt Developments plc (2)	1,843	14,671
Berkeley Group Holdings plc (2)	183	9,396
BP plc (2)	577	3,653
Burberry Group plc (2)	78	2,084
Direct Line Insurance Group plc (2)	468	1,727
Fiat Chrysler Automobiles NV (2)	1,553	20,123
GlaxoSmithKline plc (2)	662	14,190
HSBC Holdings plc (2)	919	7,042
Meggitt plc (2)	265	2,067
Persimmon plc (2)	602	16,055
RELX plc (2)	269	6,389
Standard Life Aberdeen plc (2)	2,516	8,836
Taylor Wimpey plc (2)	958	1,902
Unilever plc (2)	171	10,277

		143,730

United States - 29.6%
Adobe, Inc. *	226	62,433
AES Corp.	350	5,719
Aflac, Inc.	61	3,192
Akamai Technologies, Inc. *	204	18,642
Allergan plc	47	7,910
Allstate Corp. (The)	404	43,907
Alphabet, Inc., Class A *	48	58,615
Alphabet, Inc., Class C *	42	51,198
Altria Group, Inc.	712	29,121
Amazon.com, Inc. *	37	64,229
American Airlines Group, Inc.	447	12,056
American Electric Power Co., Inc.	140	13,117
American Tower Corp., REIT	48	10,614
Apple, Inc.	702	157,227
Applied Materials, Inc.	1,268	63,273
Arch Capital Group Ltd. *	48	2,015
Athene Holding Ltd., Class A *	454	19,095
AutoZone, Inc. *	15	16,269
AvalonBay Communities, Inc., REIT	21	4,522
Berkshire Hathaway, Inc., Class B *	174	36,195
Best Buy Co., Inc.	418	28,838
Biogen, Inc. *	257	59,835
Boeing Co. (The)	112	42,613
Boston Properties, Inc., REIT	14	1,815
Boston Scientific Corp. *	112	4,557
Bunge Ltd.	307	17,382
CBS Corp. (Non-Voting), Class B	190	7,670
CDW Corp.	156	19,225
Celgene Corp. *	100	9,930
Chipotle Mexican Grill, Inc. *	37	31,097
Cisco Systems, Inc.	814	40,220
CIT Group, Inc.	65	2,945
Citigroup, Inc.	192	13,263
Citizens Financial Group, Inc.	730	25,820
Colgate-Palmolive Co.	471	34,623
Comcast Corp., Class A	1,251	56,395
Comerica, Inc.	125	8,249
Crown Castle International Corp., REIT	37	5,143
Cummins, Inc.	34	5,531
Darden Restaurants, Inc.	199	23,526

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR VOLATILITY RISK PREMIUM FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 29.6% (continued)
Delta Air Lines, Inc.	1,006	57,946
Digital Realty Trust, Inc., REIT	23	2,986
Discover Financial Services	326	26,435
DXC Technology Co.	544	16,048
Eastman Chemical Co.	265	19,565
Eaton Corp. plc	350	29,103
Edwards Lifesciences Corp. *	34	7,477
Electronic Arts, Inc. *	189	18,488
Eli Lilly & Co.	18	2,013
Equinix, Inc., REIT	4	2,307
Equity Residential, REIT	47	4,054
Essex Property Trust, Inc., REIT	7	2,287
Everest Re Group Ltd.	82	21,819
Exelon Corp.	1,071	51,740
Facebook, Inc., Class A *	547	97,410
Fiserv, Inc. *	22	2,279
Flex Ltd. *	699	7,315
Fortinet, Inc. *	113	8,674
Garmin Ltd.	310	26,254
Gilead Sciences, Inc.	86	5,451
HollyFrontier Corp.	55	2,950
Home Depot, Inc. (The)	274	63,573
HP, Inc.	1,167	22,080
Humana, Inc.	25	6,392
Huntington Ingalls Industries, Inc.	25	5,295
IAC/InterActiveCorp *	69	15,040
Ingredion, Inc.	273	22,315
Intel Corp.	1,191	61,372
International Business Machines Corp.	253	36,791
Intuit, Inc.	207	55,050
Johnson & Johnson	147	19,019
JPMorgan Chase & Co.	25	2,942
Keysight Technologies, Inc. *	20	1,945
Kimberly-Clark Corp.	68	9,659
Kohl’s Corp.	363	18,027
L Brands, Inc.	527	10,324
Laboratory Corp. of America Holdings *	48	8,064
Lam Research Corp.	162	37,440
Las Vegas Sands Corp.	312	18,021
Lincoln National Corp.	29	1,749
Lockheed Martin Corp.	27	10,532
Lowe’s Cos., Inc.	76	8,357
Lululemon Athletica, Inc. *	73	14,055
ManpowerGroup, Inc.	499	42,036
Mastercard, Inc., Class A	226	61,375
McKesson Corp.	237	32,388
Medtronic plc	183	19,877
Merck & Co., Inc.	663	55,811
MetLife, Inc.	363	17,119
Micron Technology, Inc. *	867	37,151
Microsoft Corp.	1,518	211,048
Monster Beverage Corp. *	597	34,662
Mylan NV *	1,507	29,808
Newmont Goldcorp Corp.	570	21,614
NIKE, Inc., Class B	770	72,318
Norwegian Cruise Line Holdings Ltd. *	467	24,177
Oracle Corp.	397	21,847
O’Reilly Automotive, Inc. *	24	9,564
PepsiCo, Inc.	105	14,396
Phillips 66	23	2,355

INVESTMENTS	SHARES	VALUE ($)
United States - 29.6% (continued)
Pinnacle West Capital Corp.	696	67,561
PNC Financial Services Group, Inc. (The)	50	7,008
Procter & Gamble Co. (The)	382	47,513
Progressive Corp. (The)	146	11,279
Prologis, Inc., REIT	140	11,931
Prudential Financial, Inc.	51	4,587
Public Service Enterprise Group, Inc.	267	16,575
Public Storage, REIT	55	13,490
PVH Corp.	140	12,352
Qorvo, Inc. *	129	9,564
QUALCOMM, Inc.	631	48,133
Ralph Lauren Corp.	155	14,798
Raytheon Co.	40	7,848
Robert Half International, Inc.	229	12,746
Ross Stores, Inc.	20	2,197
S&P Global, Inc.	34	8,329
SBA Communications Corp., REIT	8	1,929
Seagate Technology plc	179	9,628
Signature Bank	36	4,292
Simon Property Group, Inc., REIT	80	12,452
Southwest Airlines Co.	1,084	58,547
Starbucks Corp.	368	32,539
Steel Dynamics, Inc.	88	2,622
Symantec Corp.	88	2,079
Synchrony Financial	2,194	74,793
Texas Instruments, Inc.	241	31,147
TJX Cos., Inc. (The)	388	21,627
Tractor Supply Co.	26	2,351
Travelers Cos., Inc. (The)	59	8,773
Twitter, Inc. *	584	24,061
Tyson Foods, Inc., Class A	489	42,122
United Airlines Holdings, Inc. *	644	56,936
United Technologies Corp.	14	1,911
Unum Group	606	18,010
Ventas, Inc., REIT	45	3,286
Verizon Communications, Inc.	283	17,082
Walmart, Inc.	502	59,577
Walt Disney Co. (The)	48	6,255
Waste Management, Inc.	68	7,820
Wells Fargo & Co.	584	29,457
Welltower, Inc., REIT	23	2,085
Xerox Holdings Corp.	512	15,314

		3,528,821

TOTAL COMMON STOCKS (Cost $5,128,138)		5,701,020

SHORT-TERM INVESTMENTS - 43.1%

INVESTMENT COMPANIES - 43.1%
Limited Purpose Cash Investment Fund, 2.01% (c) (Cost $5,135,257)	5,135,747	5,136,261

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 91.0% (Cost $10,263,395)		10,837,281
OTHER ASSETS IN EXCESS OF LIABILITIES - 9.0% (d)		1,066,528

NET ASSETS - 100.0%		11,903,809

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR VOLATILITY RISK PREMIUM FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$395,388	3.3%
Consumer Discretionary	770,052	6.5
Consumer Staples	430,340	3.6
Energy	89,650	0.8
Financials	771,247	6.5
Health Care	549,708	4.6
Industrials	619,173	5.2
Information Technology	1,266,079	10.6
Materials	300,869	2.5
Real Estate	199,631	1.7
Utilities	308,883	2.6
Short-Term Investments	5,136,261	43.1

Total Investments In Securities At Value	10,837,281	91.0
Other Assets in Excess of Liabilities (d)	1,066,528	9.0

Net Assets	$11,903,809	100.0%

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2019 amounted to $13,899, which represents approximately 0.12% of net assets of the fund.

(c)	Represents 7-day effective yield as of September 30, 2019.
(d)	Includes appreciation/(depreciation) on futures and written options contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security.

Written Call Option Contracts (Premium Style) as of September 30, 2019:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE

EURO STOXX 50 Index	JPMS	2	EUR	(71,389)	EUR	3,475.00	10/18/2019	$(2,380)
EURO STOXX 50 Index	JPMS	3	EUR	(107,084)	EUR	3,475.00	11/15/2019	(4,225)
FTSE 100 Index	JPMS	2	GBP	(148,164)	GBP	7,275.00	10/18/2019	(4,205)
Nikkei 225 Index	JPMS	1	JPY	(21,755,840)	JPY	20,875.00	10/11/2019	(8,601)
Russell 2000 Index	JPMS	1	USD	(152,337)	USD	1,525.00	10/18/2019	(2,348)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,925.00	10/18/2019	(7,610)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,985.00	11/15/2019	(5,620)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	3,015.00	10/18/2019	(1,736)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	3,015.00	11/15/2019	(4,040)
U.S. Treasury 10 Year Note	JPMS	1	USD	(100,000)	USD	131.00	10/25/2019	(406)
U.S. Treasury 10 Year Note	JPMS	3	USD	(300,000)	USD	131.50	10/25/2019	(797)

								$(41,968)

Written Put Option Contracts (Premium Style) as of September 30, 2019:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE

EURO STOXX 50 Index	JPMS	4	EUR	(142,778)	EUR	3,275.00	11/15/2019	$(663)
EURO STOXX 50 Index	JPMS	3	EUR	(107,084)	EUR	3,325.00	11/15/2019	(638)
EURO STOXX 50 Index	JPMS	2	EUR	(71,389)	EUR	3,375.00	10/18/2019	(163)
EURO STOXX 50 Index	JPMS	3	EUR	(107,084)	EUR	3,375.00	11/15/2019	(827)
EURO STOXX 50 Index	JPMS	2	EUR	(71,389)	EUR	3,400.00	10/18/2019	(203)
EURO STOXX 50 Index	JPMS	3	EUR	(107,084)	EUR	3,425.00	11/15/2019	(1,082)
EURO STOXX 50 Index	JPMS	4	EUR	(142,778)	EUR	3,450.00	10/18/2019	(619)
EURO STOXX 50 Index	JPMS	1	EUR	(35,695)	EUR	3,475.00	10/18/2019	(192)
EURO STOXX 50 Index	JPMS	1	EUR	(35,695)	EUR	3,500.00	10/18/2019	(241)
EURO STOXX 50 Index	JPMS	2	EUR	(71,389)	EUR	3,550.00	10/18/2019	(765)
FTSE 100 Index	JPMS	4	GBP	(296,328)	GBP	7,050.00	10/18/2019	(516)
FTSE 100 Index	JPMS	3	GBP	(222,246)	GBP	7,175.00	10/18/2019	(738)
Russell 2000 Index	JPMS	2	USD	(304,674)	USD	1,460.00	10/18/2019	(1,432)

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR VOLATILITY RISK PREMIUM FUND

Written Put Option Contracts (Premium Style) as of September 30, 2019 (continued):

Exchange Traded (continued)

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE

S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,775.00	11/15/2019	$(1,890)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,820.00	11/15/2019	(2,420)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,840.00	10/18/2019	(845)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,855.00	11/15/2019	(2,975)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,860.00	10/18/2019	(1,065)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,870.00	11/15/2019	(3,160)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,875.00	10/18/2019	(1,305)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,890.00	10/18/2019	(1,404)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,890.00	11/15/2019	(3,660)
S&P 500 Index	JPMS	2	USD	(595,348)	USD	2,895.00	11/15/2019	(7,380)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,900.00	10/18/2019	(1,550)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,905.00	11/15/2019	(3,966)
S&P 500 Index	JPMS	2	USD	(595,348)	USD	2,910.00	10/18/2019	(3,582)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,915.00	10/18/2019	(1,845)
S&P 500 Index	JPMS	2	USD	(595,348)	USD	2,940.00	11/15/2019	(9,631)
S&P 500 Index	JPMS	1	USD	(297,674)	USD	2,945.00	10/18/2019	(2,455)
U.S. Treasury 10 Year Note	JPMS	1	USD	(100,000)	USD	129.50	10/25/2019	(344)
U.S. Treasury 10 Year Note	JPMS	4	USD	(4,000)	USD	130.00	10/25/2019	(2,125)
U.S. Treasury 10 Year Note	JPMS	4	USD	(400,000)	USD	131.00	10/25/2019	(4,375)
U.S. Treasury 10 Year Note	JPMS	1	USD	(100,000)	USD	131.50	10/25/2019	(1,453)

								$(65,509)

Total Written Option Contracts (Premium Style) (Premiums Received ($126,766))								$(107,477)

Written Call Option Contracts (Futures Style) as of September 30, 2019:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Euro-Bund December Futures	JPMS	1	EUR	(100,000)	EUR	175.00	10/25/2019	$966
Euro-Bund December Futures	JPMS	1	EUR	(100,000)	EUR	176.00	10/25/2019	801
Euro-Bund December Futures	JPMS	2	EUR	(200,000)	EUR	176.50	10/25/2019	1,383

								$3,150

Written Put Option Contracts (Futures Style) as of September 30, 2019:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT			EXERCISE PRICE	EXPIRATION DATE	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Euro-Bund December Futures	JPMS	2	EUR	(200,000)	EUR	173.00	10/25/2019	$1,012
Euro-Bund December Futures	JPMS	1	EUR	(100,000)	EUR	174.00	10/25/2019	495
Euro-Bund December Futures	JPMS	3	EUR	(300,000)	EUR	174.50	10/25/2019	(68)
Euro-Bund December Futures	JPMS	3	EUR	(300,000)	EUR	175.00	10/25/2019	72
Euro-Bund December Futures	JPMS	1	EUR	(100,000)	EUR	175.50	10/25/2019	(295)
Euro-Bund December Futures	JPMS	1	EUR	(100,000)	EUR	176.00	10/25/2019	(526)

								$690

Total Written Option Contracts (Futures Style)								$3,840

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

AQR VOLATILITY RISK PREMIUM FUND

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)

Long Contracts
MSCI EAFE E-Mini Index	1	12/2019	USD	$94,920	$(433)
Nikkei 225 Index	1	12/2019	JPY	201,249	(1,669)

					(2,102)

Short Contracts
EURO STOXX 50 Index	(3)	12/2019	EUR	(116,243)	74
Euro-Bund	(4)	12/2019	EUR	(759,695)	(330)
S&P 500 E-Mini Index	(9)	12/2019	USD	(1,340,325)	4,281
U.S. Treasury 10 Year Note	(3)	12/2019	USD	(390,938)	(2,146)

					1,879

					$(223)

See notes to Schedules of Investments.

Schedule of Investments	September 30, 2019 (Unaudited)

Abbreviations

ADR - American Depositary Receipt

CHESS - Clearing House Electronic Subregister System Depository Interest

CVR - Contingent Value Rights

FDR - Fiduciary Depositary Receipt

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

Currencies

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - Chinese Renminbi

COP - Colombian Peso

CZK - Czech Republic Koruna

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Schedules of Investments.	(Continued)

Schedule of Investments	September 30, 2019 (Unaudited)

The following abbreviations are used for counterparty descriptions:

BANA - Bank of America, NA

CITI - Citibank NA

DTBK - Deutsche Bank AG

GSCO - Goldman Sachs & Co.

GSIN - Goldman Sachs International

JPMC - J.P. Morgan Chase Bank, NA

JPMS - J.P. Morgan Securities LLC

MACQ - Macquarie Bank Ltd.

MLIN - Merrill Lynch International

MSCS - Morgan Stanley Capital Services LLC

MSIP - Morgan Stanley & Co. International plc

SOCG - Societe Generale

The following reference rates, and their values as of period-end, are used for security descriptions:

Australian Bank-Bill Reference Rate (“BBR”): 1.01%

Australian Overnight Indexed Swap Rate (“AOISR”): 0.95%

Bank of Japan Estimate Unsecured Overnight Call Rate: -0.06%

Brazilian Interbank Certificate of Deposit (“CDI”): 5.40%

Canadian Dollar Offered Rate (“CDOR”): 1.95%

Copenhagen Interbank Offered Rate(“CIBOR”): -0.51%

EUR/USD 1 Week Forward Swap Rate: -0.50%

Euro Interbank Offered Rate (“EURIBOR”): -0.46%

Euro Overnight Index Average (“EONIA”): -0.45%

Federal Funds Floating Rate: 1.90%

GBP/USD 1 Week Forward FX Swap Rate: 3.30%

HKD/USD 1 Month Forward FX Swap Rate: 1.88%

Hong Kong Interbank Offered Rate (“HIBOR”): 1.88%

Hong Kong Overnight Index Average (“HONIX”): 2.70%

Johannesburg Interbank Agreed Rate (“JIBAR”): 6.63%

JPY/USD 1 Week Forward Swap Rate: -0.09%

London Interbank Offered Rate (“LIBOR”): 2.02%

Mexico Equilibrium Interbank Interest Rate: 8.03%

Norway Interbank Offered Rate: 1.56%

Overnight Bank Funding Rate: 1.90%

Rand Overnight Deposit Rate: 6.34%

Reserve Bank of Australia Cash Rate (“RBACR”): : 1.00%

Singapore Interbank Offered Rate (“SIBOR”): 1.87%

Sterling Overnight Index Average (“SONIA”): 0.71%

Stockholm Interbank Offered Rate (“STIBOR”): -0.15%

Swiss Average Rate Overnight (“SARON”): -0.75%

Tokyo Overnight Average Rate (“TONAR”): : -0.12%

Warsaw Interbank Offered Rate(“WIBOR”): 1.53%

See notes to Schedules of Investments.

Notes to Schedules of Investments	September 30, 2019 (Unaudited)

The Consolidated Schedules of Investments of the AQR Global Macro Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity II HV Fund, AQR Risk Parity II MV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund (“Consolidated Funds”) include the accounts of AQR Global Macro Offshore Fund Ltd., AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR Multi-Strategy Alternative Offshore Fund Ltd., AQR Multi-Asset Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., AQR Risk Parity II HV Offshore Fund Ltd., AQR Risk Parity II MV Offshore Fund Ltd., AQR Style Premia Alternative Offshore Fund Ltd. and AQR Style Premia Alternative LV Offshore Fund Ltd., respectively, which are wholly-owned and controlled subsidiaries (the “Subsidiaries”). Subsequent references to the Funds collectively refer to the Consolidated Funds and their Subsidiaries.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

Notes to Schedules of Investments	September 30, 2019 (Unaudited)

Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.

AQR ALTERNATIVE RISK PREMIA FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS

ASSETS
Common Stocks†	$182,913,552	$143,097,114	$—		$326,010,666
Short-Term Investments	157,831,670	77,116,822	—		234,948,492
Witten Options (Futures Style)*	72,885	—	—		72,885
Futures Contracts*	4,024,661	—	—		4,024,661
Forward Foreign Currency Exchange Contracts*	—	4,619,092	—		4,619,092
Total Return Swaps Contracts*	—	351,242	—		351,242

Total Assets	$344,842,768	$225,184,270	$—		$570,027,038

LIABILITIES
Common Stocks (Sold Short)†	$(154,682,532)	$(116,751,313)	$—		$(271,433,845)
Written Options (Premium Style)*	(983,329)	—	—		(983,329)
Written Options (Future Style)*	(10,945)	—	—		(10,945)
Futures Contracts*	(3,512,206)	—	—		(3,512,206)
Forward Foreign Currency Exchange Contracts*	—	(3,562,511)	—		(3,562,511)
Total Return Swaps Contracts*	—	(173,131)	—		(173,131)

Total Liabilities	$(159,189,012)	$(120,486,955)	$—		$(279,675,967)

AQR DIVERSIFIED ARBITRAGE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS

ASSETS
Common Stocks	$96,771,079	$49,506,016	$6,423,056		$152,700,151
Convertible Preferred Stocks	—	33,439,241	—		33,439,241
Corporate Bonds	—	33,238,271	1,859,719		35,097,990
Convertible Bonds	—	182,038,758	90,715		182,129,473
Closed End Funds	7,730,793	—	—		7,730,793
Loan Participations	—	2,874,012	105,980		2,979,992
Preferred Stocks	3,487,613	1,419,694	604,981		5,512,288
Rights	916,485	105,380	195,767		1,217,632
Securities in Litigation	—	—	195,440		195,440
Warrants	7,669,834	3,054,146	1,126,596		11,850,576
Short-Term Investments	123,272,464	37,195,785	—		160,468,249
Futures Contracts*	579,102	—	—		579,102
Forward Foreign Currency Exchange Contracts*	—	19,743	—		19,743
Total Return Basket Swaps Contracts*	—	1,774,030	—		1,774,030

Total Assets	$240,427,370	$344,665,076	$10,602,254		$595,694,700

LIABILITIES
Common Stocks (Sold Short)	$(113,296,773)	$(360,067)	$—	(a)	$(113,656,840)
Convertible Bonds (Sold Short)	—	(12,951,827)	—		(12,951,827)
Master Limited Partnerships (Sold Short)	(418,024)	—	—		(418,024)
Forward Foreign Currency Exchange Contracts*	—	(20,896)	—		(20,896)
Credit Default Swap Contracts*	—	(1,328,725)	—		(1,328,725)
Total Return Basket Swaps Contracts*	—	(10,403,590)	—		(10,403,590)

Total Liabilities	$(113,714,797)	$(25,065,105)	$—	(a)	$(138,779,902)

Notes to Schedules of Investments	September 30, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

ASSETS
Common Stocks†	$21,071,192	$135,249,588	$—	$156,320,780
Short-Term Investments	181,160,921	171,484,479	—	352,645,400
Forward Foreign Currency Exchange Contracts*	—	981,564	—	981,564

Total Assets	$202,232,113	$307,715,631	$—	$509,947,744

LIABILITIES
Common Stocks (Sold Short)†	$(18,351,451)	$(90,398,011)	$—	$(108,749,462)
Forward Foreign Currency Exchange Contracts*	—	(161,183)	—	(161,183)
Total Return Basket Swaps Contracts*	—	(39,647,837)	—	(39,647,837)

Total Liabilities	$(18,351,451)	$(130,207,031)	$—	$(148,558,482)

AQR GLOBAL MACRO FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

ASSETS
Short-Term Investments	$10,681,165	$13,807,687	$—	$24,488,852
Futures Contracts*	495,085	—	—	495,085
Forward Foreign Currency Exchange Contracts*	—	313,043	—	313,043
Interest Rate Swap Contracts*	—	1,687,039	—	1,687,039
Total Return Swaps Contracts*	—	95,713	—	95,713

Total Assets	$11,176,250	$15,903,482	$—	$27,079,732

LIABILITIES
Futures Contracts*	$(525,311)	$—	$—	$(525,311)
Forward Foreign Currency Exchange Contracts*	—	(292,085)	—	(292,085)
Interest Rate Swap Contracts*	—	(2,047,560)	—	(2,047,560)
Total Return Swaps Contracts*	—	(72,244)	—	(72,244)

Total Liabilities	$(525,311)	$(2,411,889)	$—	$(2,937,200)

AQR LONG-SHORT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

ASSETS
Common Stocks†	$507,944,896	$111,315,495	$—	$619,260,391
Short-Term Investments	344,058,247	665,682,864	—	1,009,741,111
Futures Contracts*	1,026,718	—	—	1,026,718
Forward Foreign Currency Exchange Contracts*	—	1,403,014	—	1,403,014
Total Return Swaps Contracts*	—	1,603,215	—	1,603,215

Total Assets	$853,029,861	$780,004,588	$—	$1,633,034,449

LIABILITIES
Common Stocks (Sold Short)†	$(424,390,541)	$(58,614,333)	$—	$(483,004,874)
Futures Contracts*	(3,718,832)	—	—	(3,718,832)
Forward Foreign Currency Exchange Contracts*	—	(2,896,854)	—	(2,896,854)
Total Return Basket Swaps Contracts*	—	(101,872,285)	—	(101,872,285)
Total Return Swaps Contracts*	—	(13,508)	—	(13,508)

Total Liabilities	$(428,109,373)	$(163,396,980)	$—	$(591,506,353)

Notes to Schedules of Investments	September 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

ASSETS
Short-Term Investments	$970,123,417	$4,121,267,172	$—	$5,091,390,589
Futures Contracts*	67,080,975	—	—	67,080,975
Forward Foreign Currency Exchange Contracts*	—	107,822,815	—	107,822,815
Total Return Swaps Contracts*	—	12,297,876	—	12,297,876

Total Assets	$1,037,204,392	$4,241,387,863	$—	$5,278,592,255

LIABILITIES
Futures Contracts*	$(72,488,510)	$—	$—	$(72,488,510)
Forward Foreign Currency Exchange Contracts*	—	(129,719,896)	—	(129,719,896)
Total Return Swaps Contracts*	—	(24,726,970)	—	(24,726,970)

Total Liabilities	$(72,488,510)	$(154,446,866)	$—	$(226,935,376)

AQR MANAGED FUTURES STRATEGY HV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

ASSETS
Short-Term Investments	$66,627,927	$219,619,692	$—	$286,247,619
Futures Contracts*	6,213,623	—	—	6,213,623
Forward Foreign Currency Exchange Contracts*	—	10,145,771	—	10,145,771
Total Return Swaps Contracts*	—	1,227,776	—	1,227,776

Total Assets	$72,841,550	$230,993,239	$—	$303,834,789

LIABILITIES
Futures Contracts*	$(6,848,519)	$—	$—	$(6,848,519)
Forward Foreign Currency Exchange Contracts*	—	(12,362,792)	—	(12,362,792)
Total Return Swaps Contracts*	—	(2,344,846)	—	(2,344,846)

Total Liabilities	$(6,848,519)	$(14,707,638)	$—	$(21,556,157)

AQR MULTI-ASSET FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

ASSETS
Common Stocks†	$62,927,009	$33,133,003	$2	$96,060,014
Foreign Government Securities	—	13,337,500	—	13,337,500
U.S. Treasury Obligations	—	32,205,108	—	32,205,108
Short-Term Investments	32,579,896	38,087,511	—	70,667,407
Futures Contracts*	1,695,129	—	—	1,695,129
Forward Foreign Currency Exchange Contracts*	—	2,658,475	—	2,658,475
Total Return Swaps Contracts*	—	506,933	—	506,933

Total Assets	$97,202,034	$119,928,530	$2	$217,130,566

LIABILITIES
Common Stocks (Sold Short)†	$(15,043,225)	$(7,187,389)	$—	$(22,230,614)
Reverse Repurchase Agreements	—	(14,233,078)	—	(14,233,078)
Futures Contracts*	(2,936,566)	—	—	(2,936,566)
Forward Foreign Currency Exchange Contracts*	—	(1,663,783)	—	(1,663,783)
Total Return Swaps Contracts*	—	(275,278)	—	(275,278)

Total Liabilities	$(17,979,791)	$(23,359,528)	$—	$(41,339,319)

Notes to Schedules of Investments	September 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

ASSETS
Common Stocks†	$8,245,731	$—	$4,127,944	$12,373,675
Convertible Preferred Stocks†	—	45,580,818	—	45,580,818
Corporate Bonds†	—	—	231,094	231,094
Convertible Bonds†	—	247,433,956	176,906	247,610,862
Preferred Stocks†	—	1,573,031	—	1,573,031
Short-Term Investments	287,070,346	33,079,827	—	320,150,173
Witten Options (Futures Style)*	9,560	—	—	9,560
Futures Contracts*	5,105,690	—	—	5,105,690
Forward Foreign Currency Exchange Contracts*	—	8,514,458	—	8,514,458
Total Return Basket Swaps Contracts*	—	666,293	—	666,293
Total Return Swaps Contracts*	—	836,162	—	836,162

Total Assets	$300,431,327	$337,684,545	$4,535,944	$642,651,816

LIABILITIES
Common Stocks (Sold Short)†	$(192,020,817)	$—	$—	$(192,020,817)
Convertible Bonds (Sold Short)†	—	(14,794,235)	—	(14,794,235)
Written Options (Premium Style)*	(465,639)	(6,985)	—	(472,624)
Written Options (Future Style)*	(6,078)	—	—	(6,078)
Futures Contracts*	(5,917,166)	—	—	(5,917,166)
Forward Foreign Currency Exchange Contracts*	—	(5,723,483)	—	(5,723,483)
Credit Default Swap Contracts*	—	(2,827,941)	—	(2,827,941)
Total Return Basket Swaps Contracts*	—	(34,890,773)	—	(34,890,773)
Total Return Swaps Contracts*	—	(792,710)	—	(792,710)

Total Liabilities	$(198,409,700)	$(59,036,127)	$—	$(257,445,827)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

ASSETS
Short-Term Investments	$119,825,313	$103,799,994	$—	$223,625,307
Futures Contracts*	12,665,122	—	—	12,665,122
Total Return Swaps Contracts*	—	5,359,420	—	5,359,420

Total Assets	$132,490,435	$109,159,414	$—	$241,649,849

LIABILITIES
Futures Contracts*	$(7,892,259)	$—	$—	$(7,892,259)
Total Return Swaps Contracts*	—	(3,773,012)	—	(3,773,012)

Total Liabilities	$(7,892,259)	$(3,773,012)	$—	$(11,665,271)

AQR RISK PARITY II HV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

ASSETS
Foreign Government Securities	$—	$7,245,008	$—	$7,245,008
U.S. Treasury Obligations	—	12,399,316	—	12,399,316
Short-Term Investments	9,281,158	5,288,804	—	14,569,962
Futures Contracts*	459,684	—	—	459,684
Forward Foreign Currency Exchange Contracts*	—	181,170	—	181,170
Total Return Swaps Contracts*	—	21,889	—	21,889

Total Assets	$9,740,842	$25,136,187	$—	$34,877,029

LIABILITIES
Reverse Repurchase Agreements	$—	$(5,363,844)	$—	$(5,363,844)
Futures Contracts*	(844,049)	—	—	(844,049)
Forward Foreign Currency Exchange Contracts*	—	(115,102)	—	(115,102)
Total Return Swaps Contracts*	—	(4,051)	—	(4,051)

Total Liabilities	$(844,049)	$(5,482,997)	$—	$(6,327,046)

Notes to Schedules of Investments	September 30, 2019 (Unaudited)

AQR RISK PARITY II MV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

ASSETS
Foreign Government Securities	$—	$17,280,490	$—	$17,280,490
U.S. Treasury Obligations	—	28,910,026	—	28,910,026
Short-Term Investments	32,165,969	31,086,949	—	63,252,918
Futures Contracts*	996,780	—	—	996,780
Forward Foreign Currency Exchange Contracts*	—	194,614	—	194,614
Total Return Swaps Contracts*	—	277,241	—	277,241

Total Assets	$33,162,749	$77,749,320	$—	$110,912,069

LIABILITIES
Futures Contracts*	$(1,952,158)	$—	$—	$(1,952,158)
Forward Foreign Currency Exchange Contracts*	—	(37,955)	—	(37,955)
Total Return Swaps Contracts*	—	(211,989)	—	(211,989)

Total Liabilities	$(1,952,158)	$(249,944)	$—	$(2,202,102)

AQR STYLE PREMIA ALTERNATIVE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

ASSETS
Common Stocks†	$1,188,581,192	$217,349,234	$—	$1,405,930,426
Short-Term Investments	1,195,942,692	570,292,573	—	1,766,235,265
Futures Contracts*	61,781,990	—	—	61,781,990
Forward Foreign Currency Exchange Contracts*	—	22,829,502	—	22,829,502
Total Return Basket Swaps Contracts*	—	12,649,183	—	12,649,183
Total Return Swaps Contracts*	—	10,174,248	—	10,174,248

Total Assets	$2,446,305,874	$833,294,740	$—	$3,279,600,614

LIABILITIES
Common Stocks (Sold Short)†	$(912,202,104)	$(102,748,943)	$(2)	$(1,014,951,049)
Futures Contracts*	(65,995,545)	—	—	(65,995,545)
Forward Foreign Currency Exchange Contracts*	—	(18,241,084)	—	(18,241,084)
Total Return Basket Swaps Contracts*	—	(140,356,138)	—	(140,356,138)
Total Return Swaps Contracts*	—	(1,780,019)	—	(1,780,019)

Total Liabilities	$(978,197,649)	$(263,126,184)	$(2)	$(1,241,323,835)

AQR STYLE PREMIA ALTERNATIVE LV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

ASSETS
Common Stocks†	$8,515,098	$59,923,550	$—	$68,438,648
Short-Term Investments	143,940,031	63,986,094	—	207,926,125
Futures Contracts*	3,031,590	—	—	3,031,590
Forward Foreign Currency Exchange Contracts*	—	1,588,505	—	1,588,505
Total Return Basket Swaps Contracts*	—	307,550	—	307,550
Total Return Swaps Contracts*	—	465,230	—	465,230

Total Assets	$155,486,719	$126,270,929	$—	$281,757,648

LIABILITIES
Common Stocks (Sold Short)†	$(8,330,730)	$(48,205,508)	$—	$(56,536,238)
Futures Contracts*	(3,170,319)	—	—	(3,170,319)
Forward Foreign Currency Exchange Contracts*	—	(1,037,511)	—	(1,037,511)
Total Return Basket Swaps Contracts*	—	(2,120,275)	—	(2,120,275)
Total Return Swaps Contracts*	—	(110,300)	—	(110,300)

Total Liabilities	$(11,501,049)	$(51,473,594)	$—	$(62,974,643)

Notes to Schedules of Investments	September 30, 2019 (Unaudited)

AQR VOLATILITY RISK PREMIUM FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

ASSETS
Common Stocks†	$3,698,728	$2,002,292	$—	$5,701,020
Short-Term Investments	5,136,261	—	—	5,136,261
Witten Options (Futures Style)*	4,729	—	—	4,729
Futures Contracts*	4,355	—	—	4,355

Total Assets	$8,844,073	$2,002,292	$—	$10,846,365

LIABILITIES
Written Options (Premium Style)*	$(107,477)	$—	$—	$(107,477)
Written Options (Future Style)*	(889)	—	—	(889)
Futures Contracts*	(4,578)	—	—	(4,578)

Total Liabilities	$(112,944)	$—	$—	$(112,944)

*

Derivative instruments, including futures, total return swap, total return basket swap, forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/ (depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps, interest rate swaps and written options are reported at market value.

†	Please refer to the Schedule of Investments to view securities segregated by country.
(a)	Security has zero value

Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments that are considered quantitatively insignificant in the aggregate for AQR Multi-Asset Fund and AQR Style Premia Alternative Fund.

Notes to Schedules of Investments	September 30, 2019 (Unaudited)

The following tables include a rollforward of the balances of investments classified within Level 3 of the fair value hierarchy for the period for each Fund that held Level 3 securities that were considered quantitatively significant:

AQR DIVERSIFIED ARBITRAGE FUND	COMMON STOCKS	LOAN PARTICIPATIONS/ CORPORATE BONDS	CONVERTIBLE BONDS	PREFERRED STOCKS	RIGHTS	WARRANTS	SECURITIES IN LITIGATION	SHORT COMMON STOCKS
Balance as of December 31, 2018	$1,793,755	$1,295,689	$98,239	$737,083	$168,578	$930,053	$434,209	$—	(a)
Accrued discounts/(premiums)	—	318,875	3,508	—	—	—	—	—
Realized gain/(loss)	—	28,506	—	2,297,268	—	545,125	(3,272,732)	—
Change in unrealized appreciation/(depreciation)	(63,767)	(609,644)	(18,047)	728,198	27,189	3,878	3,231,277	—
Purchases[1]	63,243	960,780	7,015	—	—	—	116,343	—
Sales[2]	—	(28,507)	—	(3,157,568)	—	(545,125)	(313,657)	—
Transfers into Level 3	4,629,825	—	—	—	—	675,276	—	—
Transfers out of Level 3	—	—	—	—	—	(482,611)	—	—
Balance as of September 30, 2019	$6,423,056	$1,965,699	$90,715	$604,981	$195,767	$1,126,596	$195,440	$—	(a)
Change in Unrealized appreciation/(depreciation) for the securities still held at September 30, 2019	$(63,895)	$(240,252)	$(13,662)	$604,981	$27,189	$347,904	$(153,378)	$—

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.
(a)	Security has zero value.

AQR MULTI-STRATEGY ALTERNATIVE FUND	COMMON STOCKS	CORPORATE BONDS	CONVERTIBLE BONDS
Balance as of December 31, 2018	$428,775	$242,059	$185,300
Accrued discounts/(premiums)	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	287,510	(10,965)	(8,394)
Purchases[1]	3,411,659	—	—
Sales[2]	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of September 30, 2019	$4,127,944	$231,094	$176,906
Change in Unrealized appreciation/(depreciation) for the securities still held at September 30, 2019	$287,510	$(10,965)	$(8,394)

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.

Notes to Schedules of Investments	September 30, 2019 (Unaudited)

The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

For more information on the Funds’ policy regarding the valuation of investments and other significant accounting policies, please refer to the notes to the financial statements as disclosed in the most recent semi-annual and annual report.